VALIC Company I Aggressive Allocation Lifestyle Fund^
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.3%
Domestic Equity Investment Companies — 56.7%
VALIC Company I Small Cap Growth Fund	1,093,874	$ 19,033,401
VALIC Company I Small Cap Value Fund	1,405,705	17,585,365
VALIC Company I Stock Index Fund	3,836,646	245,391,891
VALIC Company I Systematic Growth Fund	3,458,871	70,007,559
VALIC Company I Systematic Value Fund	4,232,486	66,830,947
Total Domestic Equity Investment Companies (cost $326,188,313)		418,849,163
Domestic Fixed Income Investment Companies — 21.7%
VALIC Company I Core Bond Fund	15,403,998	153,269,777
VALIC Company I High Yield Bond Fund	1,038,871	7,521,428
Total Domestic Fixed Income Investment Companies (cost $156,691,438)		160,791,205
International Equity Investment Companies — 20.9%
VALIC Company I Emerging Economies Fund	523,061	3,786,963
VALIC Company I International Equities Index Fund	15,942,935	150,501,307
Total International Equity Investment Companies (cost $117,985,941)		154,288,270
Total Long-Term Investment Securities (cost $600,865,692)		733,928,638
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
Unaffiliated Investment Companies — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23%(2) (cost $4,901,678)	4,901,678	$ 4,901,678
TOTAL INVESTMENTS (cost $605,767,370)	100.0%	738,830,316
Other assets less liabilities	(0.0)	(14,911)
NET ASSETS	100.0%	$738,815,405
^	Prior to September 29, 2025, the Fund was known as Aggressive Growth Lifestyle Fund.
#	The VALIC Company I Aggressive Allocation Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
(1)	See Note 3.
(2)	The rate shown is the 7-day yield as of August 31, 2025.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$733,928,638	$—	$—	$733,928,638
Short-Term Investments	4,901,678	—	—	4,901,678
Total Investments at Value	$738,830,316	$—	$—	$738,830,316
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 60.3%
Aerospace/Defense — 1.4%
Howmet Aerospace, Inc.	4,194	$ 730,175
Northrop Grumman Corp.	2,451	1,446,188
		2,176,363
Auto Manufacturers — 0.8%
Tesla, Inc.†	3,476	1,160,532
Banks — 2.9%
Morgan Stanley	6,334	953,140
US Bancorp	14,535	709,744
Wells Fargo & Co.	33,342	2,740,046
		4,402,930
Biotechnology — 0.8%
Regeneron Pharmaceuticals, Inc.	1,017	590,572
Vertex Pharmaceuticals, Inc.†	1,611	629,933
		1,220,505
Building Materials — 2.3%
Carrier Global Corp.	16,306	1,063,151
Trane Technologies PLC	1,747	726,053
Vulcan Materials Co.	5,883	1,712,895
		3,502,099
Commercial Services — 0.4%
United Rentals, Inc.	651	622,577
Computers — 3.8%
Apple, Inc.	24,669	5,726,662
Diversified Financial Services — 4.2%
American Express Co.	6,929	2,295,439
Ameriprise Financial, Inc.	2,542	1,308,647
Mastercard, Inc., Class A	4,662	2,775,242
		6,379,328
Electric — 2.0%
Entergy Corp.	5,507	485,112
NextEra Energy, Inc.	19,249	1,386,890
Southern Co.	11,830	1,091,909
		2,963,911
Electrical Components & Equipment — 0.8%
Eaton Corp. PLC	3,653	1,275,408
Food — 0.7%
Mondelez International, Inc., Class A	18,135	1,114,214
Healthcare-Products — 2.4%
Edwards Lifesciences Corp.†	13,799	1,122,411
Medtronic PLC	12,703	1,178,965
Stryker Corp.	3,341	1,307,701
		3,609,077
Insurance — 2.1%
Arthur J. Gallagher & Co.	5,665	1,715,079
Progressive Corp.	2,770	684,356
Travelers Cos., Inc.	2,727	740,408
		3,139,843
Internet — 7.2%
Alphabet, Inc., Class A	15,623	3,326,293
Amazon.com, Inc.†	18,070	4,138,030
Meta Platforms, Inc., Class A	4,558	3,366,994
		10,831,317
Security Description	Shares or Principal Amount	Value

Lodging — 0.5%
Marriott International, Inc., Class A	2,822	$ 755,901
Machinery-Diversified — 0.7%
Deere & Co.	2,062	986,956
Media — 1.2%
Walt Disney Co.	15,274	1,808,136
Oil & Gas — 1.1%
Exxon Mobil Corp.	13,838	1,581,545
Oil & Gas Services — 1.6%
Baker Hughes Co.	52,124	2,366,430
Pharmaceuticals — 1.8%
AbbVie, Inc.	6,369	1,340,038
Eli Lilly & Co.	1,814	1,328,900
		2,668,938
Private Equity — 0.9%
Blackstone, Inc.	7,690	1,318,066
REITS — 0.4%
Prologis, Inc.	4,969	565,373
Retail — 4.4%
Chipotle Mexican Grill, Inc.†	16,407	691,391
Lowe's Cos., Inc.	8,438	2,177,510
McDonald's Corp.	6,172	1,935,169
Walmart, Inc.	19,292	1,870,938
		6,675,008
Semiconductors — 8.6%
ASML Holding NV	707	525,032
Broadcom, Inc.	8,944	2,659,856
NVIDIA Corp.	42,955	7,481,902
NXP Semiconductors NV	9,431	2,214,871
		12,881,661
Software — 7.3%
Intuit, Inc.	1,488	992,496
Microsoft Corp.	15,353	7,779,212
Oracle Corp.	5,264	1,190,348
ServiceNow, Inc.†	1,117	1,024,803
		10,986,859
Total Common Stocks (cost $69,801,591)		90,719,639
CORPORATE BONDS & NOTES — 10.3%
Aerospace/Defense — 0.3%
Boeing Co.
2.20%, 02/04/2026	$ 5,000	4,952
2.70%, 02/01/2027	270,000	263,909
3.45%, 11/01/2028	19,000	18,530
6.53%, 05/01/2034	25,000	27,379
L3Harris Technologies, Inc.
5.25%, 06/01/2031	40,000	41,522
5.40%, 07/31/2033	28,000	28,919
Northrop Grumman Corp.
3.85%, 04/15/2045	68,000	53,650
RTX Corp.
5.15%, 02/27/2033	23,000	23,624
		462,485
Agriculture — 0.1%
Altria Group, Inc.
2.45%, 02/04/2032	50,000	43,528

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Agriculture (continued)
BAT Capital Corp.
4.39%, 08/15/2037	$ 20,000	$ 18,064
Bunge, Ltd. Finance Corp.
2.75%, 05/14/2031	26,000	23,754
4.65%, 09/17/2034	32,000	31,164
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
5.95%, 04/20/2035*	15,000	15,594
		132,104
Airlines — 0.3%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	48,461	46,465
3.95%, 01/11/2032	75,920	72,749
Delta Air Lines Pass-Through Trust
2.50%, 12/10/2029	58,110	55,174
United Airlines Pass-Through Trust
3.10%, 04/07/2030	21,827	20,579
3.50%, 11/01/2029	24,851	24,287
3.65%, 04/07/2027	28,611	28,550
3.65%, 07/07/2027	29,684	29,462
3.70%, 09/01/2031	30,613	28,730
5.45%, 08/15/2038	140,001	143,447
		449,443
Auto Manufacturers — 0.2%
Hyundai Capital America
2.38%, 10/15/2027*	120,000	115,170
3.00%, 02/10/2027*	200,000	196,175
		311,345
Banks — 2.9%
Banco Santander SA
5.59%, 08/08/2028	200,000	207,949
Bank of America Corp.
2.55%, 02/04/2028	25,000	24,429
2.57%, 10/20/2032	40,000	35,697
2.68%, 06/19/2041	144,000	103,787
2.97%, 02/04/2033	30,000	27,094
3.71%, 04/24/2028	149,000	147,774
4.38%, 04/27/2028	45,000	45,098
5.47%, 01/23/2035	50,000	51,665
5.51%, 01/24/2036	40,000	41,208
Bank of New York Mellon Corp.
6.47%, 10/25/2034	30,000	33,155
Bank of Nova Scotia
4.85%, 02/01/2030	11,000	11,258
BNP Paribas SA
5.18%, 01/09/2030*	200,000	204,948
Citigroup, Inc.
3.06%, 01/25/2033	88,000	79,487
4.54%, 09/19/2030	69,000	69,313
5.45%, 06/11/2035	50,000	51,398
Danske Bank A/S
4.61%, 10/02/2030*	200,000	201,382
5.02%, 03/04/2031*	200,000	203,981
Deutsche Bank AG
2.55%, 01/07/2028	150,000	146,488
5.37%, 01/10/2029	150,000	153,389
Goldman Sachs Group, Inc.
1.95%, 10/21/2027	25,000	24,343
2.38%, 07/21/2032	15,000	13,287
2.64%, 02/24/2028	37,000	36,129
Security Description	Shares or Principal Amount	Value

Banks (continued)
5.05%, 07/23/2030	$ 45,000	$ 46,070
5.22%, 04/23/2031	52,000	53,687
5.33%, 07/23/2035	95,000	96,618
6.48%, 10/24/2029	40,000	42,566
HSBC Holdings PLC
6.10%, 01/14/2042	95,000	101,211
Huntington Bancshares, Inc.
5.27%, 01/15/2031	30,000	30,928
KeyCorp
2.25%, 04/06/2027	140,000	135,626
5.12%, 04/04/2031#	95,000	97,179
Macquarie Group, Ltd.
2.87%, 01/14/2033*	100,000	89,277
Mitsubishi UFJ Financial Group, Inc.
3.74%, 03/07/2029	130,000	128,538
Mizuho Financial Group, Inc.
5.74%, 05/27/2031	250,000	263,491
Morgan Stanley
3.95%, 04/23/2027	150,000	149,465
4.46%, 04/22/2039	110,000	102,476
5.04%, 07/19/2030	10,000	10,244
5.16%, 04/20/2029	50,000	51,118
5.32%, 07/19/2035	15,000	15,286
5.66%, 04/18/2030	40,000	41,772
PNC Financial Services Group, Inc.
4.81%, 10/21/2032	30,000	30,335
4.90%, 05/13/2031	40,000	40,820
5.07%, 01/24/2034	37,000	37,435
5.37%, 07/21/2036	5,000	5,081
Royal Bank of Canada
4.65%, 10/18/2030	45,000	45,384
Santander Holdings USA, Inc.
6.17%, 01/09/2030	40,000	41,983
Societe Generale SA
6.69%, 01/10/2034*	200,000	215,242
Toronto-Dominion Bank
5.30%, 01/30/2032	30,000	31,194
Truist Financial Corp.
5.07%, 05/20/2031#	80,000	81,964
5.12%, 01/26/2034	20,000	20,142
5.71%, 01/24/2035	17,000	17,709
6.05%, 06/08/2027	20,000	20,230
7.16%, 10/30/2029	30,000	32,560
US Bancorp
5.08%, 05/15/2031	35,000	35,960
Wells Fargo & Co.
3.07%, 04/30/2041	69,000	52,531
4.61%, 04/25/2053	80,000	67,809
5.20%, 01/23/2030	15,000	15,450
5.21%, 12/03/2035	60,000	60,503
5.50%, 01/23/2035	100,000	103,193
		4,324,336
Beverages — 0.1%
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	73,000	68,793
Biotechnology — 0.2%
Amgen, Inc.
5.65%, 03/02/2053	81,000	78,339
Biogen, Inc.
5.75%, 05/15/2035	25,000	25,805
Gilead Sciences, Inc.
2.60%, 10/01/2040	143,000	103,111

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	$ 56,000	$ 49,288
		256,543
Chemicals — 0.1%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	122,000	127,262
EIDP, Inc.
5.13%, 05/15/2032	45,000	46,170
RPM International, Inc.
2.95%, 01/15/2032	37,000	33,119
		206,551
Commercial Services — 0.2%
Element Fleet Management Corp.
5.04%, 03/25/2030*	40,000	40,785
6.32%, 12/04/2028*	30,000	31,762
ERAC USA Finance LLC
5.20%, 10/30/2034*	20,000	20,447
Global Payments, Inc.
3.20%, 08/15/2029	27,000	25,637
Quanta Services, Inc.
5.10%, 08/09/2035	30,000	29,701
Triton Container International, Ltd.
2.05%, 04/15/2026*	100,000	98,171
Verisk Analytics, Inc.
5.75%, 04/01/2033	25,000	26,416
		272,919
Computers — 0.2%
Accenture Capital, Inc.
4.50%, 10/04/2034	20,000	19,534
Apple, Inc.
2.70%, 08/05/2051	130,000	80,299
CGI, Inc.
2.30%, 09/14/2031	42,000	36,930
Dell International LLC/EMC Corp.
5.30%, 04/01/2032	70,000	72,134
Leidos, Inc.
2.30%, 02/15/2031	141,000	125,359
		334,256
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
6.10%, 01/15/2027	150,000	153,280
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	150,000	146,928
3.30%, 01/30/2032	150,000	137,330
Aircastle, Ltd./Aircastle Ireland DAC
5.25%, 03/15/2030*	150,000	153,061
American Express Co.
4.92%, 07/20/2033	15,000	15,192
5.44%, 01/30/2036	30,000	30,837
Aviation Capital Group LLC
5.13%, 04/10/2030*	25,000	25,412
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*	57,000	54,705
4.25%, 04/15/2026*	47,000	46,880
4.38%, 05/01/2026*	24,000	23,959
4.95%, 01/15/2028*	20,000	20,200
5.15%, 01/15/2030*	30,000	30,508
5.50%, 01/15/2026*	154,000	154,249
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Capital One Financial Corp.
3.80%, 01/31/2028	$ 94,000	$ 93,160
Macquarie Airfinance Holdings, Ltd.
5.15%, 03/17/2030*	20,000	20,225
5.20%, 03/27/2028*	40,000	40,576
Nasdaq, Inc.
5.55%, 02/15/2034	14,000	14,597
		1,161,099
Electric — 1.4%
AES Corp.
5.80%, 03/15/2032	40,000	41,156
Baltimore Gas & Electric Co.
5.65%, 06/01/2054	30,000	29,755
Constellation Energy Generation LLC
5.80%, 03/01/2033#	6,000	6,381
Consumers 2023 Securitization Funding LLC
5.21%, 09/01/2031	108,000	111,114
Duke Energy Corp.
6.10%, 09/15/2053	30,000	30,475
Duke Energy Florida LLC
5.95%, 11/15/2052	34,000	34,858
Edison International
5.75%, 06/15/2027	17,000	17,307
Emera US Finance LP
4.75%, 06/15/2046	174,000	144,997
Evergy Metro, Inc.
5.40%, 04/01/2034	71,000	73,255
Evergy, Inc.
2.90%, 09/15/2029	80,000	75,792
Fells Point Funding Trust
3.05%, 01/31/2027*	100,000	98,281
Jersey Central Power & Light Co.
4.30%, 01/15/2026*	65,000	64,908
5.10%, 01/15/2035	15,000	14,987
MidAmerican Energy Co.
5.85%, 09/15/2054	20,000	20,536
New England Power Co.
2.81%, 10/06/2050*	58,000	35,387
NextEra Energy Capital Holdings, Inc.
5.55%, 03/15/2054	60,000	56,967
NRG Energy, Inc.
2.45%, 12/02/2027*	308,000	294,062
Pacific Gas & Electric Co.
4.30%, 03/15/2045	10,000	7,680
5.80%, 05/15/2034	66,000	67,487
5.90%, 10/01/2054#	5,000	4,675
6.40%, 06/15/2033	57,000	60,546
Pacific Gas and Electric Co.
6.00%, 08/15/2035	80,000	82,742
PG&E Recovery Funding LLC
5.23%, 06/01/2042	255,000	254,204
5.53%, 06/01/2051	30,000	29,552
5.54%, 07/15/2049	30,000	29,764
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2038	20,000	19,083
5.10%, 06/01/2054	30,000	27,547
Public Service Co. of Oklahoma
5.20%, 01/15/2035	10,000	10,028
5.25%, 01/15/2033	40,000	40,858
Puget Energy, Inc.
5.73%, 03/15/2035	15,000	15,257

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
SCE Recovery Funding LLC
4.70%, 06/15/2042	$ 22,530	$ 22,126
Sigeco Securitization I LLC
5.03%, 11/15/2038	21,398	21,759
Southern California Edison Co.
1.20%, 02/01/2026	112,000	110,317
5.45%, 06/01/2031	60,000	62,068
5.90%, 03/01/2055#	20,000	19,098
Southern Co.
5.20%, 06/15/2033	54,000	55,164
Union Electric Co.
3.90%, 04/01/2052	27,000	20,406
Vistra Operations Co. LLC
5.70%, 12/30/2034*	15,000	15,293
6.00%, 04/15/2034*	4,000	4,167
		2,130,039
Electronics — 0.0%
Honeywell International, Inc.
5.25%, 03/01/2054	30,000	27,899
Food — 0.2%
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.75%, 12/01/2031	25,000	23,498
6.75%, 03/15/2034	47,000	51,542
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.50%, 01/15/2036*	35,000	35,115
6.38%, 04/15/2066*	40,000	39,432
Kraft Heinz Foods Co.
4.38%, 06/01/2046	19,000	15,130
4.63%, 10/01/2039	40,000	35,523
Kroger Co.
5.00%, 09/15/2034	20,000	19,934
5.50%, 09/15/2054	10,000	9,363
Mars, Inc.
5.65%, 05/01/2045*	55,000	54,220
Mondelez International, Inc.
2.63%, 09/04/2050#	15,000	8,795
Tyson Foods, Inc.
3.55%, 06/02/2027	44,000	43,536
5.70%, 03/15/2034#	30,000	31,260
		367,348
Gas — 0.1%
APA Infrastructure, Ltd.
5.13%, 09/16/2034*	46,000	46,101
Atmos Energy Corp.
2.85%, 02/15/2052	35,000	21,365
Southern California Gas Co.
6.35%, 11/15/2052	25,000	26,603
Southern Co. Gas Capital Corp.
5.75%, 09/15/2033	20,000	21,038
		115,107
Healthcare-Products — 0.0%
Solventum Corp.
5.60%, 03/23/2034	37,000	38,424
Healthcare-Services — 0.2%
HCA, Inc.
3.50%, 07/15/2051	7,000	4,594
3.63%, 03/15/2032	12,000	11,161
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
5.45%, 09/15/2034	$ 45,000	$ 45,577
5.50%, 06/15/2047	10,000	9,249
5.75%, 03/01/2035	28,000	28,804
5.95%, 09/15/2054	15,000	14,372
6.10%, 04/01/2064	55,000	53,058
MedStar Health, Inc.
3.63%, 08/15/2049	46,000	32,854
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	25,000	15,373
UnitedHealth Group, Inc.
5.88%, 02/15/2053	20,000	19,763
		234,805
Home Builders — 0.0%
Lennar Corp.
5.00%, 06/15/2027	50,000	50,380
Insurance — 0.3%
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	25,000	18,984
Brown & Brown, Inc.
2.38%, 03/15/2031	56,000	49,741
CNO Global Funding
5.88%, 06/04/2027*	100,000	102,581
Empower Finance 2020 LP
3.08%, 09/17/2051*	68,000	42,631
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	15,000	15,632
F&G Global Funding
1.75%, 06/30/2026*	25,000	24,418
New York Life Insurance Co.
3.75%, 05/15/2050*	68,000	49,810
Northwestern Mutual Global Funding
5.16%, 05/28/2031*	80,000	82,938
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050*	58,000	38,597
		425,332
Internet — 0.1%
Amazon.com, Inc.
3.95%, 04/13/2052	50,000	39,183
Meta Platforms, Inc.
5.40%, 08/15/2054	20,000	19,186
5.60%, 05/15/2053	35,000	34,599
Uber Technologies, Inc.
4.80%, 09/15/2034	20,000	19,771
		112,739
Iron/Steel — 0.0%
Steel Dynamics, Inc.
1.65%, 10/15/2027	56,000	53,040
Machinery-Diversified — 0.0%
Otis Worldwide Corp.
3.11%, 02/15/2040	67,000	51,676
Media — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	50,000	44,991
3.50%, 06/01/2041	35,000	25,160
5.85%, 12/01/2035	30,000	30,053
Comcast Corp.
3.25%, 11/01/2039	154,000	121,280

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
5.30%, 06/01/2034	$ 50,000	$ 51,467
5.35%, 05/15/2053	100,000	91,739
		364,690
Mining — 0.1%
Glencore Funding LLC
2.50%, 09/01/2030*	75,000	68,464
5.63%, 04/04/2034*	30,000	30,782
		99,246
Miscellaneous Manufacturing — 0.0%
Eaton Corp.
4.15%, 11/02/2042	30,000	25,723
Oil & Gas — 0.2%
BP Capital Markets America, Inc.
2.77%, 11/10/2050	145,000	87,342
ConocoPhillips Co.
5.50%, 01/15/2055	25,000	23,557
Coterra Energy, Inc.
3.90%, 05/15/2027	46,000	45,691
5.40%, 02/15/2035	30,000	29,874
Devon Energy Corp.
5.75%, 09/15/2054	23,000	20,596
Exxon Mobil Corp.
3.00%, 08/16/2039	86,000	67,460
Pioneer Natural Resources Co.
2.15%, 01/15/2031	20,000	17,945
TotalEnergies Capital International SA
2.99%, 06/29/2041	58,000	43,012
		335,477
Packaging & Containers — 0.0%
Graphic Packaging International LLC
1.51%, 04/15/2026*	33,000	32,281
Pharmaceuticals — 0.3%
AbbVie, Inc.
5.05%, 03/15/2034	50,000	50,938
Bristol-Myers Squibb Co.
3.70%, 03/15/2052	17,000	12,278
4.13%, 06/15/2039	48,000	42,763
5.55%, 02/22/2054	2,000	1,929
5.65%, 02/22/2064	25,000	23,945
Cencora, Inc.
4.25%, 03/01/2045	50,000	40,646
5.13%, 02/15/2034	80,000	80,881
Merck & Co, Inc.
2.90%, 12/10/2061	30,000	17,226
Merck & Co., Inc.
4.00%, 03/07/2049	20,000	15,756
Pfizer Investment Enterprises Pte., Ltd.
5.30%, 05/19/2053	55,000	51,235
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026	96,000	95,441
Zoetis, Inc.
5.60%, 11/16/2032	41,000	43,376
		476,414
Pipelines — 0.5%
Cheniere Energy Partners LP
5.55%, 10/30/2035*	15,000	15,138
Cheniere Energy, Inc.
5.65%, 04/15/2034	20,000	20,417
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031*	$ 11,000	$ 11,172
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/2035*	75,000	75,348
5.96%, 02/15/2055*	50,000	47,618
Eastern Energy Gas Holdings LLC
6.20%, 01/15/2055	20,000	20,450
Enbridge, Inc.
5.63%, 04/05/2034	30,000	30,972
5.70%, 03/08/2033	30,000	31,296
Energy Transfer LP
5.25%, 07/01/2029	50,000	51,568
6.00%, 06/15/2048	35,000	33,555
Enterprise Products Operating LLC
4.45%, 02/15/2043	50,000	43,232
Flex Intermediate Holdco LLC
4.32%, 12/30/2039*	15,000	11,944
Gray Oak Pipeline LLC
3.45%, 10/15/2027*	41,000	40,347
MPLX LP
5.50%, 06/01/2034	50,000	50,419
NGPL PipeCo LLC
3.25%, 07/15/2031*	25,000	22,516
Oneok, Inc.
4.75%, 10/15/2031	55,000	54,999
Plains All American Pipeline LP
5.95%, 06/15/2035	30,000	30,902
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/2027	10,000	10,086
5.03%, 10/01/2029	10,000	10,125
TransCanada PipeLines, Ltd.
4.10%, 04/15/2030	37,000	36,433
Williams Cos., Inc.
5.60%, 03/15/2035	25,000	25,652
6.00%, 03/15/2055	10,000	9,945
		684,134
REITS — 0.4%
American Tower Corp.
2.95%, 01/15/2051	57,000	35,662
3.10%, 06/15/2050	88,000	57,048
Brixmor Operating Partnership LP
2.25%, 04/01/2028	30,000	28,570
2.50%, 08/16/2031	15,000	13,289
COPT Defense Properties LP
2.75%, 04/15/2031#	36,000	32,449
Crown Castle, Inc.
5.80%, 03/01/2034	20,000	20,849
CubeSmart LP
2.00%, 02/15/2031	85,000	74,044
DOC DR LLC
2.63%, 11/01/2031	15,000	13,365
Goodman US Finance Six LLC
5.13%, 10/07/2034*	15,000	14,996
Healthpeak OP LLC
2.13%, 12/01/2028	38,000	35,554
2.88%, 01/15/2031	56,000	51,566
NNN REIT, Inc.
5.50%, 06/15/2034	30,000	30,880
Safehold GL Holdings LLC
2.85%, 01/15/2032	46,000	40,349
UDR, Inc.
2.10%, 08/01/2032	57,000	48,079

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
WP Carey, Inc.
2.40%, 02/01/2031	$ 141,000	$ 125,631
		622,331
Retail — 0.1%
Home Depot, Inc.
3.63%, 04/15/2052	25,000	18,114
Starbucks Corp.
4.80%, 02/15/2033	50,000	50,340
		68,454
Semiconductors — 0.3%
Analog Devices, Inc.
2.80%, 10/01/2041	26,000	18,857
Broadcom, Inc.
3.19%, 11/15/2036*	10,000	8,347
4.55%, 02/15/2032	87,000	86,593
5.05%, 07/12/2029	100,000	102,828
Intel Corp.
3.05%, 08/12/2051	10,000	5,913
3.25%, 11/15/2049	10,000	6,245
3.73%, 12/08/2047	15,000	10,437
5.70%, 02/10/2053	28,000	25,749
KLA Corp.
3.30%, 03/01/2050	105,000	72,564
Marvell Technology, Inc.
5.45%, 07/15/2035#	67,000	68,139
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/2031	40,000	35,853
3.25%, 05/11/2041	40,000	29,609
Texas Instruments, Inc.
5.05%, 05/18/2063	13,000	11,677
		482,811
Software — 0.4%
Cadence Design Systems, Inc.
4.70%, 09/10/2034	42,000	41,581
Fiserv, Inc.
5.25%, 08/11/2035	25,000	24,901
Oracle Corp.
3.60%, 04/01/2050	40,000	27,355
3.65%, 03/25/2041	70,000	54,776
3.80%, 11/15/2037	70,000	59,710
4.90%, 02/06/2033	40,000	40,016
Roper Technologies, Inc.
1.75%, 02/15/2031	29,000	25,146
Synopsys, Inc.
5.70%, 04/01/2055	35,000	34,364
Take-Two Interactive Software, Inc.
3.70%, 04/14/2027	52,000	51,621
5.40%, 06/12/2029	70,000	72,654
VMware LLC
1.40%, 08/15/2026	47,000	45,698
VMware, Inc.
4.70%, 05/15/2030	94,000	95,166
Workday, Inc.
3.50%, 04/01/2027	35,000	34,665
		607,653
Telecommunications — 0.1%
AT&T, Inc.
3.55%, 09/15/2055	30,000	19,949
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
T-Mobile USA, Inc.
3.40%, 10/15/2052	$ 45,000	$ 29,757
Verizon Communications, Inc.
2.65%, 11/20/2040	57,000	40,404
Vodafone Group PLC
5.75%, 06/28/2054	50,000	47,761
		137,871
Transportation — 0.0%
Canadian Pacific Railway Co.
4.70%, 05/01/2048	22,000	19,276
Total Corporate Bonds & Notes (cost $16,700,393)		15,543,024
ASSET BACKED SECURITIES — 4.3%
Auto Loan Receivables — 1.7%
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A 5.36%, 06/20/2030*	135,000	139,299
Bridgecrest Lending Auto Securitization Trust
Series 2025-1, Class D 5.64%, 11/15/2030	155,000	157,927
Series 2024-1, Class D 6.03%, 11/15/2029	85,000	87,001
CarMax Auto Owner Trust
Series 2024-1, Class B 5.17%, 08/15/2029	125,000	127,243
Consumer Portfolio Services Auto Trust
Series 2025-B, Class D 5.56%, 07/15/2031*	125,000	126,993
Credit Acceptance Auto Loan Trust
Series 2024-3, Class B 4.85%, 11/15/2034*	180,000	180,937
Series 2023-5A, Class B 6.71%, 02/15/2034*	100,000	102,581
Drive Auto Receivables Trust
Series 2025-1, Class C 4.99%, 09/15/2032	165,000	167,100
DT Auto Owner Trust
Series 2023-2A, Class D 6.62%, 02/15/2029*	60,000	61,550
Exeter Automobile Receivables Trust
Series 2025-4A, Class C 4.57%, 06/16/2031	200,000	200,779
Series 2022-4A, Class D 5.98%, 12/15/2028	120,000	120,882
Series 2023-5A, Class C 6.85%, 01/16/2029	65,000	66,299
FHF Trust
Series 2023-1A, Class A2 6.57%, 06/15/2028*	24,658	24,866
LAD Auto Receivables Trust
Series 2023-4A, Class C 6.76%, 03/15/2029*	125,000	129,152
Octane Receivables Trust
Series 2024-2A, Class C 5.90%, 07/20/2032*	150,000	153,204
Santander Drive Auto Receivables Trust
Series 2023-1, Class C 5.09%, 05/15/2030	70,000	70,460
Series 2023-6, Class C 6.40%, 03/17/2031	150,000	155,331

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C 5.51%, 01/20/2032*	$ 160,000	$ 164,019
Veros Auto Receivables Trust
Series 2024-1, Class A 6.28%, 11/15/2027*	47,650	47,863
Series 2024-1, Class B 6.60%, 06/15/2028*	100,000	101,474
Westlake Automobile Receivables Trust
Series 2023-4A, Class C 6.64%, 11/15/2028*	120,000	122,894
		2,507,854
Credit Card Receivables — 0.2%
Continental Finance Credit Card ABS Master Trust
Series 2024-A, Class A 5.78%, 12/15/2032*	100,000	101,793
World Financial Network Credit Card Master Trust
Series 2023-A, Class A 5.02%, 03/15/2030	110,000	110,574
		212,367
Other Asset Backed Securities — 2.4%
Accelerated LLC
Series 2021-1H, Class B 1.90%, 10/20/2040*	18,546	17,372
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 1.94%, 08/15/2046*	95,000	92,376
AMSR 2024-SFR1 Trust
Series 2024-SFR1, Class D 4.29%, 07/17/2041*(1)	100,000	96,544
Aqua Finance Issuer Trust
Series 2025-A, Class B 5.56%, 12/19/2050*	100,000	101,751
Bridge Trust
Series 2024-SFR1, Class C 4.30%, 08/17/2040*	115,000	111,012
Business Jet Securities LLC
Series 2022-1A, Class A 4.46%, 06/15/2037*	53,961	53,307
Series 2024-2, Class A 5.36%, 09/15/2039*	142,459	143,241
Cherry Securitization Trust
Series 2024-1, Class A 5.70%, 04/15/2032*	100,000	100,880
DataBank Issuer LLC
Series 2021-1A, Class A2 2.06%, 02/27/2051*	175,000	172,345
Diamond Resorts Owner Trust
Series 2021-1A, Class A 1.51%, 11/21/2033*	29,440	29,386
Series 2021-1A, Class C 2.70%, 11/21/2033*	16,192	16,166
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B 1.74%, 08/27/2035*	26,993	25,671
FirstKey Homes Trust
Series 2021-SFR2, Class E1 2.26%, 09/17/2038*	155,000	149,720
Series 2022-SFR1, Class E1 5.00%, 05/19/2039*	100,000	98,910
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
FMC GMSR Issuer Trust VRS
Series 2021-GT2, Class A 3.85%, 10/25/2026*(2)	$ 100,000	$ 95,688
Foundation Finance Trust
Series 2024-2A, Class A 4.60%, 03/15/2050*	72,473	72,618
Series 2023-2A, Class A 6.53%, 06/15/2049*	69,671	72,799
FRTKL
Series 2021-SFR1, Class A 1.57%, 09/17/2038*	205,000	198,575
GoodGreen Trust
Series 2017-2A, Class A 3.26%, 10/15/2053*	36,713	33,121
HINNT LLC
Series 2024-A, Class B 5.84%, 03/15/2043*	138,751	141,106
Series 2024-A, Class C 6.32%, 03/15/2043*	62,574	63,545
Home Partners of America Trust
Series 2021-2, Class C 2.40%, 12/17/2026*	124,734	120,482
Series 2021-3, Class D 3.00%, 01/17/2041*	89,929	83,918
Mariner Finance Issuance Trust
Series 2021-AA, Class A 1.86%, 03/20/2036*	130,000	126,597
Series 2025-AA, Class A 4.98%, 05/20/2038*	100,000	101,498
MVW LLC
Series 2021-2A, Class C 2.23%, 05/20/2039*	42,400	40,522
Oportun Issuance Trust
Series 2021-B, Class A 1.47%, 05/08/2031*	76,834	75,161
Pagaya AI Debt Selection Trust
Series 2021-HG1, Class A 1.22%, 01/16/2029*	1,143	1,140
Pagaya AI Technology in Housing Trust
Series 2023-1, Class C 3.60%, 10/25/2040*	125,000	118,110
PRET LLC VRS
Series 2021-RN4, Class A1 5.49%, 10/25/2051*(2)	79,000	79,077
Progress Residential Trust
Series 2025-SFR3, Class C 3.39%, 07/17/2042*	100,000	92,345
Series 2024-SFR1, Class D 3.75%, 02/17/2041*	155,000	148,340
Progress Residential Trust VRS
Series 2024-SFR5, Class E1 3.38%, 08/09/2029*(2)	130,000	119,897
Republic Finance Issuance Trust
Series 2021-A, Class A 2.30%, 12/22/2031*	29,031	28,928
SCF Equipment Leasing LLC
Series 2023-1A, Class C 6.77%, 08/22/2033*	100,000	104,289
Sierra Timeshare Receivables Funding LLC
Series 2021-2A, Class B 1.80%, 09/20/2038*	11,635	11,462
Series 2022-2A, Class C 6.36%, 06/20/2040*	36,076	36,366

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Stream Innovations Issuer Trust
Series 2025-1A, Class A 5.05%, 09/15/2045*	$ 86,977	$ 87,895
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	99,178	100,932
Verizon Master Trust
4.35%, 08/20/2032*	250,000	251,896
VOLT XCIV LLC
Series 2021-NPL3, Class A1 6.24%, 02/27/2051*(1)	2,521	2,520
VOLT XCV LLC
Series 2021-NPL4, Class A1 6.24%, 03/27/2051*(1)	17,688	17,682
VOLT XCVII LLC
Series 2021-NPL6, Class A1 6.24%, 04/25/2051*(1)	12,368	12,364
		3,647,554
Total Asset Backed Securities (cost $6,255,719)		6,367,775
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.5%
Commercial and Residential — 1.3%
ABL
Series 2024-RTL1, Class A1 6.08%, 09/25/2029*(1)	175,000	175,457
Brean Asset Backed Securities Trust
Series 2025-RM10, Class A1 5.00%, 01/25/2065*	145,346	144,125
BXP Trust
Series 2017-GM, Class A 3.38%, 06/13/2039*	95,000	92,640
Cascade MH Asset Trust
Series 2021-MH1, Class A1 1.75%, 02/25/2046*	93,827	85,103
CFMT LLC VRS
Series 2024-HB14, Class M1 3.00%, 06/25/2034*(2)	190,000	182,749
Connecticut Avenue Securities Trust FRS
Series 2023-R06, Class 1M2 7.05%, (SOFR30A+2.70%), 07/25/2043*	90,000	92,994
GS Mtg.-Backed Securities Trust VRS
Series 2025-SL1, Class A1 5.85%, 11/25/2067*(2)	186,449	188,377
Legacy Mtg. Asset Trust
Series 2021-GS1, Class A1 5.89%, 10/25/2066*(1)	68,319	68,314
LHOME Mtg. Trust
Series 2024-RTL5, Class A1 5.32%, 09/25/2039*(1)	100,000	100,172
MFA Trust
Series 2024-RTL3, Class A1 5.91%, 11/25/2039*(1)	105,000	105,805
New Residential Mtg. Loan Trust
Series 2024-RTL2, Class A1 5.44%, 09/25/2039*(1)	215,000	215,797
Series 2024-RTL1, Class A1 6.66%, 03/25/2039*(1)	175,000	176,223
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	110,000	97,762
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Toorak Mtg. Trust
Series 2025-RRTL1, Class A1 5.52%, 02/25/2040*(1)	$ 100,000	$ 100,096
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)	199,770	178,526
		2,004,140
U.S. Government Agency — 2.2%
Federal Agricultural Mtg. Trust VRS
Series 2021-1, Class A 2.18%, 01/25/2051*(2)	154,048	125,579
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2017-KGX1, Class BFX 3.71%, 10/25/2027*(2)	65,000	61,396
Series 2016-K58, Class B 3.87%, 09/25/2049*(2)	260,000	257,038
Series 2016-K56, Class B 4.10%, 06/25/2049*(2)	50,000	49,529
Federal Home Loan Mtg. Corp. REMIC
Series 5174, Class IG 3.00%, 01/25/2050(3)	421,383	54,593
Series 3910, Class CU 4.00%, 03/15/2041	24,191	23,680
4.00%, 12/25/2050(3)	412,463	84,582
Federal Home Loan Mtg. Corp. SCRT
Series 2024-1, Class MT 3.00%, 11/25/2063	216,437	182,798
Series 2022-1, Class MTU 3.25%, 11/25/2061	42,599	36,766
Series 2018-1, Class M60C 3.50%, 05/25/2057	84,625	78,534
Series 2019-1, Class MT 3.50%, 07/25/2058	42,173	37,540
Series 2019-3, Class MB 3.50%, 10/25/2058	124,775	102,390
Series 2024-2, Class MT 3.50%, 05/25/2064	104,060	89,982
Series 2018-2, Class M55D 4.00%, 11/25/2057	144,278	136,027
Series 2018-4, Class M55D 4.00%, 03/25/2058	109,086	103,215
Series 2019-2, Class M55D 4.00%, 08/25/2058	126,106	118,569
Series 2019-3, Class M55D 4.00%, 10/25/2058	118,347	111,374
Series 2019-4, Class M55D 4.00%, 02/25/2059	43,414	40,691
Federal Home Loan Mtg. Corp. SCRT VRS
Series 2018-3, Class M55D 4.00%, 08/25/2057(2)	112,211	105,164
Federal Home Loan Mtg. Corp. STRIPS
2.00%, 09/15/2047	70,620	60,815
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2023-01, Class M7 8.35%, (SOFR30A+4.00%), 11/25/2053*	103,576	107,976
Federal National Mtg. Assoc. Grantor Trust
Series 2001-T12, Class A1 6.50%, 08/25/2041	58,398	58,997
Series 2002-T4, Class A1 6.50%, 12/25/2041	6,930	7,139

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mtg. Assoc. REMIC
Series 2018-72, Class VB 3.50%, 10/25/2031	$ 127,926	$ 125,385
Series 2019-7, Class CA 3.50%, 11/25/2057	161,066	156,017
Series 2024-M2, Class A2 3.75%, 08/25/2033	195,000	184,322
Series 2017-35, Class VA 4.00%, 07/25/2028	46,698	46,445
Series 2021-22, Class BI 4.00%, 04/25/2051(3)	421,161	92,606
Series 2002-W3, Class A4 6.50%, 11/25/2041	66,344	67,656
Series 2002-W8, Class A1 6.50%, 06/25/2042	33,461	34,965
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M1S, Class A2 2.15%, 04/25/2032(2)	225,000	196,860
Series 2022-M2S, Class A1 3.88%, 05/25/2032(2)	1,929	1,921
Series 2023-M8, Class A2 4.63%, 03/25/2033(2)	110,000	110,658
Government National Mtg. Assoc. REMIC
Series 2020-123, Class LB 1.00%, 08/20/2050	148,146	123,521
Government National Mtg. Assoc. REMIC VRS
Series 2021-H14, Class YD 7.21%, 06/20/2071(2)	129,149	113,212
		3,287,942
Total Collateralized Mortgage Obligations (cost $5,514,553)		5,292,082
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 19.3%
U.S. Government — 10.7%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	2,277,000	1,407,616
1.38%, 11/15/2040 to 08/15/2050	1,809,000	984,982
1.63%, 11/15/2050	800,000	412,750
1.88%, 02/15/2051 to 11/15/2051	696,000	380,676
2.25%, 02/15/2052	1,308,000	781,888
2.38%, 02/15/2042	405,000	293,150
3.00%, 08/15/2052	530,000	374,809
3.13%, 02/15/2043	105,000	83,742
3.38%, 08/15/2042	265,000	221,027
3.88%, 05/15/2043	50,000	44,324
4.50%, 11/15/2054	75,000	70,011
4.75%, 05/15/2055	10,000	9,728
United States Treasury Bonds STRIPS
0.01%, 02/15/2032 to 05/15/2041	1,825,000	1,270,166
United States Treasury Notes
1.63%, 05/15/2031#	955,000	850,062
2.75%, 08/15/2032#	1,815,000	1,685,185
3.13%, 08/31/2029#	459,000	450,394
3.88%, 08/15/2033#	3,310,000	3,275,348
4.00%, 02/15/2034	265,000	263,447
4.25%, 11/15/2034	3,180,000	3,200,869
		16,060,174
U.S. Government Agency — 8.6%
Federal Home Loan Mtg. Corp.
2.50%, 02/01/2051	151,706	127,092
3.00%, 01/01/2052	87,799	76,870
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
3.45%, 08/01/2032	$ 237,388	$ 225,426
3.50%, 05/01/2042 to 01/01/2050	173,484	160,664
3.80%, 10/01/2034	100,000	94,608
4.00%, 01/01/2052	31,535	29,497
4.50%, 05/01/2052	50,382	49,514
5.50%, 01/01/2055	143,279	144,394
6.00%, 02/01/2054	156,737	161,546
Federal National Mtg. Assoc.
1.38%, 01/01/2031	300,000	261,671
1.56%, 12/01/2030	236,116	209,317
1.93%, 06/01/2035	97,975	80,457
1.95%, 10/01/2029	400,000	366,274
2.50%, 07/01/2050 to 01/01/2052	952,161	799,514
3.00%, 05/01/2050 to 03/01/2061	445,790	387,055
3.10%, 10/01/2032	137,135	127,522
3.14%, 07/01/2032	85,000	79,331
3.15%, 09/01/2033	105,000	95,455
3.30%, 07/01/2032	234,000	219,574
3.41%, 03/01/2033	107,000	99,679
3.45%, 08/01/2033	136,916	127,608
3.50%, 02/01/2052 to 11/01/2059	325,780	294,874
3.68%, 01/01/2032	160,000	154,680
3.77%, 12/01/2025	33,965	33,833
3.81%, 10/01/2032	140,000	135,300
4.00%, 06/01/2049 to 08/01/2059	692,198	653,710
4.05%, 07/01/2032	99,915	98,292
4.12%, 11/01/2032	155,000	152,460
4.18%, 11/01/2030	34,020	34,121
4.31%, 10/01/2032	240,000	238,081
4.32%, 02/01/2034	110,000	108,774
4.41%, 01/01/2033	165,000	164,526
4.45%, 12/01/2032	154,010	154,472
4.50%, 05/01/2052	105,642	103,502
4.74%, 04/01/2031	127,625	130,316
4.76%, 01/01/2030	378,000	388,195
4.83%, 12/01/2029	221,000	226,006
4.93%, 10/01/2032	113,000	116,513
5.00%, 06/01/2053	122,708	121,049
5.07%, 03/01/2028	64,361	65,890
5.43%, 07/01/2030	198,485	208,277
6.00%, 06/01/2052 to 11/01/2053	283,154	290,174
Federal National Mtg. Assoc. VRS
1.46%, 11/01/2032(2)	532,825	443,470
1.51%, 11/01/2032(2)	214,073	178,696
Government National Mtg. Assoc.
2.50%, 12/20/2050	170,840	144,248
3.00%, 02/20/2051 to 07/20/2051	1,674,237	1,488,220
3.50%, 01/20/2051 to 02/20/2052	1,827,021	1,663,641
4.00%, 05/20/2038 to 08/20/2052	331,552	315,816
4.50%, 12/20/2031 to 05/20/2052	123,218	120,480
5.00%, 02/20/2052 to 08/20/2052	353,168	349,863
5.50%, 06/20/2063	39,769	39,686
6.00%, 09/20/2053 to 06/20/2063	174,256	178,361
6.50%, 09/20/2054	69,347	72,922
Government National Mtg. Corp.
6.50%, 11/20/2053	156,658	164,732
		12,956,248
Total U.S. Government & Agency Obligations (cost $31,624,831)		29,016,422

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES — 0.0%
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
5.17%, 04/01/2041 (cost $30,000)	$ 30,000	$ 30,624
Total Long-Term Investment Securities (cost $129,927,087)		146,969,566
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 4.31%(4)(5) (cost $229,268)	229,268	229,268
REPURCHASE AGREEMENTS — 1.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 08/29/2025, to be repurchased 09/02/2025 in the amount of $2,552,252 and collateralized by $2,595,000 of United States Treasury Notes, bearing interest at 3.75% due 08/15/2027 and having an approximate value of $2,603,016 (cost $2,551,866)	2,551,866	2,551,866
TOTAL INVESTMENTS (cost $132,708,221)	99.5%	149,750,700
Other assets less liabilities	0.5	748,054
NET ASSETS	100.0%	$150,498,754
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Asset Allocation Fund has no right to demand registration of these securities. At August 31, 2025, the aggregate value of these securities was $11,119,440 representing 7.4% of net assets.
#	The security or a portion thereof is out on loan.
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of August 31, 2025.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only
(4)	The rate shown is the 7-day yield as of August 31, 2025.
(5)	At August 31, 2025, the Fund had loaned securities with a total value of $4,849,459. This was secured by collateral of $229,268, which was received in cash and subsequently invested in short-term investments currently valued at $229,268 as reported in the Portfolio of Investments. Additional collateral of $4,863,675 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2025
Federal Home Loan Mtg. Corp.	1.50% to 9.50%	04/15/2027 to 09/01/2055	$1,964,257
Federal National Mtg. Assoc.	1.50% to 7.50%	11/01/2025 to 09/01/2055	1,908,206
Government National Mtg. Assoc.	1.82% to 5.91%	08/20/2048 to 02/20/2065	897,448
United States Treasury Notes/Bonds	0.13% to 4.75%	10/15/2025 to 08/15/2055	93,764
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at August 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$90,719,639	$—	$—	$90,719,639
Corporate Bonds & Notes	—	15,543,024	—	15,543,024
Asset Backed Securities	—	6,367,775	—	6,367,775
Collateralized Mortgage Obligations	—	5,292,082	—	5,292,082
U.S. Government & Agency Obligations	—	29,016,422	—	29,016,422
Municipal Securities	—	30,624	—	30,624
Short-Term Investments	229,268	—	—	229,268
Repurchase Agreements	—	2,551,866	—	2,551,866
Total Investments at Value	$90,948,907	$58,801,793	$—	$149,750,700
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.8%
Agriculture — 1.0%
Philip Morris International, Inc.	21,389	$ 3,574,744
Apparel — 1.0%
On Holding AG, Class A†	79,283	3,574,078
Auto Manufacturers — 2.8%
Cummins, Inc.	2,694	1,073,398
Tesla, Inc.†	26,382	8,808,158
		9,881,556
Biotechnology — 2.2%
Exelixis, Inc.†	26,605	995,559
Incyte Corp.†	17,790	1,505,212
Vertex Pharmaceuticals, Inc.†	13,165	5,147,778
		7,648,549
Commercial Services — 3.2%
Cintas Corp.	11,295	2,372,289
Paylocity Holding Corp.†	6,516	1,167,863
PayPal Holdings, Inc.†	21,824	1,531,826
Rollins, Inc.	109,402	6,185,589
		11,257,567
Computers — 10.1%
Apple, Inc.	108,485	25,183,708
Dell Technologies, Inc., Class C	11,017	1,345,727
EPAM Systems, Inc.†	16,132	2,845,039
Genpact, Ltd.	40,246	1,824,754
Pure Storage, Inc., Class A†	24,469	1,899,039
Zscaler, Inc.†	9,000	2,493,450
		35,591,717
Diversified Financial Services — 6.6%
American Express Co.	19,210	6,363,889
Charles Schwab Corp.	37,972	3,639,237
Mastercard, Inc., Class A	19,508	11,612,917
SEI Investments Co.	20,000	1,765,600
		23,381,643
Electric — 1.3%
NRG Energy, Inc.	25,000	3,639,000
Vistra Corp.	4,608	871,419
		4,510,419
Engineering & Construction — 1.0%
EMCOR Group, Inc.	6,043	3,746,660
Food — 0.2%
Sysco Corp.	9,939	799,791
Healthcare-Services — 0.3%
UnitedHealth Group, Inc.	3,269	1,012,965
Insurance — 1.2%
Cincinnati Financial Corp.	22,385	3,438,336
Everest Group, Ltd.	2,723	930,939
		4,369,275
Internet — 22.9%
Alphabet, Inc., Class A	17,978	3,827,696
Alphabet, Inc., Class C	63,216	13,498,512
Amazon.com, Inc.†	75,146	17,208,434
Booking Holdings, Inc.	1,096	6,136,559
DoorDash, Inc., Class A†	28,454	6,978,344
Expedia Group, Inc.	23,952	5,144,890
F5, Inc.†	4,232	1,325,208
Security Description	Shares or Principal Amount	Value

Internet (continued)
Meta Platforms, Inc., Class A	23,479	$ 17,343,937
Netflix, Inc.†	1,984	2,397,168
Uber Technologies, Inc.†	76,049	7,129,594
		80,990,342
Mining — 0.5%
Coeur Mining, Inc.†	128,500	1,689,775
Pharmaceuticals — 2.7%
Cardinal Health, Inc.	18,609	2,768,647
Eli Lilly & Co.	7,485	5,483,361
Neurocrine Biosciences, Inc.†	9,033	1,261,007
		9,513,015
Retail — 2.1%
BJ's Wholesale Club Holdings, Inc.†	7,479	730,549
TJX Cos., Inc.	6,989	954,767
Ulta Beauty, Inc.†	6,799	3,350,071
Walmart, Inc.	24,500	2,376,010
		7,411,397
Semiconductors — 17.0%
Broadcom, Inc.	65,001	19,330,647
NVIDIA Corp.	224,254	39,060,562
QUALCOMM, Inc.	10,877	1,748,260
		60,139,469
Software — 20.8%
Adobe, Inc.†	19,609	6,994,530
Atlassian Corp., Class A†	23,713	4,215,697
Autodesk, Inc.†	6,394	2,012,192
DoubleVerify Holdings, Inc.†	58,346	949,289
Dynatrace, Inc.†	15,151	766,641
HubSpot, Inc.†	8,710	4,208,411
Intuit, Inc.	3,953	2,636,651
Microsoft Corp.	55,934	28,341,198
Nutanix, Inc., Class A†	13,462	904,781
Palantir Technologies, Inc., Class A†	32,252	5,054,211
Salesforce, Inc.	22,002	5,638,013
ServiceNow, Inc.†	7,970	7,312,156
Workday, Inc., Class A†	20,070	4,632,557
		73,666,327
Telecommunications — 2.9%
Arista Networks, Inc.†	51,253	6,998,597
Motorola Solutions, Inc.	7,303	3,450,376
		10,448,973
Total Long-Term Investment Securities (cost $271,577,820)		353,208,262
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23%(1) (cost $872,836)	872,836	872,836
TOTAL INVESTMENTS (cost $272,450,656)	100.1%	354,081,098
Other assets less liabilities	(0.1)	(250,510)
NET ASSETS	100.0%	$353,830,588
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of August 31, 2025.

VALIC Company I Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$353,208,262	$—	$—	$353,208,262
Short-Term Investments	872,836	—	—	872,836
Total Investments at Value	$354,081,098	$—	$—	$354,081,098
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Conservative Allocation Lifestyle Fund^
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.2%
Domestic Fixed Income Investment Companies — 62.2%
VALIC Company I Core Bond Fund	17,433,077	$173,459,110
VALIC Company I High Yield Bond Fund	412,998	2,990,108
Total Domestic Fixed Income Investment Companies (cost $177,081,664)		176,449,218
Domestic Equity Investment Companies — 26.5%
VALIC Company I Small Cap Growth Fund	167,164	2,908,646
VALIC Company I Small Cap Value Fund	234,804	2,937,397
VALIC Company I Stock Index Fund	696,750	44,564,138
VALIC Company I Systematic Growth Fund	638,613	12,925,525
VALIC Company I Systematic Value Fund	736,438	11,628,364
Total Domestic Equity Investment Companies (cost $61,294,927)		74,964,070
International Equity Investment Companies — 10.5%
VALIC Company I Emerging Economies Fund	201,339	1,457,692
VALIC Company I International Equities Index Fund	2,997,449	28,295,924
Total International Equity Investment Companies (cost $24,635,416)		29,753,616
Total Long-Term Investment Securities (cost $263,012,007)		281,166,904
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23%(2) (cost $461,974)	461,974	$ 461,974
TOTAL INVESTMENTS (cost $263,473,981)	99.3%	281,628,878
Other assets less liabilities	0.7	1,907,580
NET ASSETS	100.0%	$283,536,458
^	Prior to September 29, 2025, the Fund was known as Conservative Growth Lifestyle Fund.
#	The VALIC Company I Conservative Allocation Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
(1)	See Note 3.
(2)	The rate shown is the 7-day yield as of August 31, 2025.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$281,166,904	$—	$—	$281,166,904
Short-Term Investments	461,974	—	—	461,974
Total Investments at Value	$281,628,878	$—	$—	$281,628,878
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 31.0%
Advertising — 0.0%
Neptune Bidco US, Inc.
9.29%, 04/15/2029*	$ 850,000	$ 845,317
Aerospace/Defense — 0.4%
ATI, Inc.
4.88%, 10/01/2029	418,000	409,492
BAE Systems PLC
5.50%, 03/26/2054*	272,000	265,559
Boeing Co.
3.38%, 06/15/2046	1,087,000	744,068
3.60%, 05/01/2034	244,000	217,455
3.75%, 02/01/2050	679,000	483,556
5.15%, 05/01/2030	1,269,000	1,301,652
5.81%, 05/01/2050	283,000	272,143
5.93%, 05/01/2060	1,302,000	1,250,209
6.26%, 05/01/2027	295,000	303,560
General Electric Co.
4.90%, 01/29/2036	202,000	202,883
L3Harris Technologies, Inc.
5.25%, 06/01/2031	1,142,000	1,185,457
5.40%, 07/31/2033	1,623,000	1,676,297
Lockheed Martin Corp.
2.80%, 06/15/2050	6,000	3,742
4.70%, 12/15/2031	503,000	513,492
RTX Corp.
5.38%, 02/27/2053	1,599,000	1,512,072
6.40%, 03/15/2054	598,000	646,952
		10,988,589
Agriculture — 0.1%
Bunge, Ltd. Finance Corp.
4.65%, 09/17/2034	809,000	787,879
5.15%, 08/04/2035	440,000	441,039
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
5.95%, 04/20/2035*	295,000	306,688
		1,535,606
Airlines — 0.2%
Air Canada
3.88%, 08/15/2026*	747,000	737,972
American Airlines, Inc.
7.25%, 02/15/2028*#	163,000	167,227
8.50%, 05/15/2029*	532,000	557,507
British Airways Pass-Through Trust
2.90%, 09/15/2036*	1,483,484	1,352,578
Latam Airlines Group SA
7.88%, 04/15/2030*	400,000	413,400
United Airlines Pass-Through Trust
5.45%, 08/15/2038	1,977,388	2,026,061
United Airlines, Inc.
4.63%, 04/15/2029*	305,000	300,149
		5,554,894
Auto Manufacturers — 0.4%
BMW US Capital LLC
4.50%, 08/11/2030*	211,000	211,164
Cummins, Inc.
5.45%, 02/20/2054	167,000	161,750
Daimler Truck Finance North America LLC
2.50%, 12/14/2031*	444,000	391,758
4.65%, 10/12/2030*	537,000	537,988
4.95%, 01/13/2028*	243,000	246,421
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
5.13%, 09/25/2027*	$ 160,000	$ 162,607
5.13%, 01/19/2028*	947,000	963,856
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	442,000	410,992
6.05%, 11/05/2031	950,000	961,360
Ford Otomotiv Sanayi AS
7.13%, 04/25/2029	300,000	307,044
General Motors Co.
5.35%, 04/15/2028	471,000	481,600
General Motors Financial Co., Inc.
2.70%, 06/10/2031	395,000	350,595
5.60%, 06/18/2031	1,395,000	1,440,695
5.75%, 02/08/2031	202,000	209,592
Hyundai Capital America
4.55%, 09/26/2029*	600,000	600,331
4.85%, 03/25/2027*	385,000	387,856
4.88%, 11/01/2027*	777,000	785,001
5.35%, 03/19/2029*	767,000	787,201
5.40%, 06/23/2032*	457,000	469,527
6.50%, 01/16/2029*	566,000	599,917
JB Poindexter & Co., Inc.
8.75%, 12/15/2031*	22,000	22,721
Stellantis Finance US, Inc.
5.75%, 03/18/2030*	480,000	485,958
6.45%, 03/18/2035*	552,000	556,753
		11,532,687
Banks — 8.5%
ABN AMRO Bank NV
5.52%, 12/03/2035*	1,800,000	1,842,191
ABQ Finance, Ltd.
1.88%, 09/08/2025	548,000	547,820
AIB Group PLC
5.32%, 05/15/2031*	1,215,000	1,246,775
5.87%, 03/28/2035*	1,000,000	1,039,599
6.61%, 09/13/2029*	875,000	930,697
Banco General SA
4.13%, 08/07/2027	600,000	594,000
Banco Santander SA
5.59%, 08/08/2028	1,000,000	1,039,748
6.35%, 03/14/2034	800,000	848,280
6.94%, 11/07/2033	700,000	794,416
Bank of America Corp.
3.31%, 04/22/2042	1,019,000	785,417
3.42%, 12/20/2028	333,000	327,235
3.85%, 03/08/2037	2,484,000	2,294,194
3.97%, 02/07/2030	1,423,000	1,411,164
4.08%, 04/23/2040	2,399,000	2,099,146
4.18%, 11/25/2027	935,000	934,378
4.57%, 04/27/2033	1,116,000	1,104,440
5.16%, 01/24/2031	794,000	819,474
5.43%, 08/15/2035	434,000	436,844
5.51%, 01/24/2036	5,320,000	5,480,628
5.52%, 10/25/2035	1,443,000	1,455,862
6.11%, 01/29/2037	723,000	768,009
Bank of Ireland Group PLC
5.60%, 03/20/2030*	3,640,000	3,780,524
Bank of New York Mellon Corp.
4.94%, 02/11/2031	777,000	798,407
Bank of Nova Scotia
4.59%, 05/04/2037	991,000	950,840
5.65%, 02/01/2034	952,000	1,002,767

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
BankUnited, Inc.
5.13%, 06/11/2030	$ 1,309,000	$ 1,309,168
Banque Federative du Credit Mutuel SA
5.54%, 01/22/2030*	1,155,000	1,203,809
Barclays PLC
3.56%, 09/23/2035	1,100,000	1,027,741
4.94%, 09/10/2030	1,161,000	1,179,615
5.37%, 02/25/2031	540,000	556,962
5.79%, 02/25/2036	515,000	531,218
5.86%, 08/11/2046	211,000	209,620
BNP Paribas SA
5.09%, 05/09/2031*	817,000	829,968
5.28%, 11/19/2030*	5,098,000	5,222,031
5.79%, 01/13/2033*	840,000	875,265
BPCE SA
3.58%, 10/19/2042*	674,000	486,492
5.39%, 05/28/2031*	1,330,000	1,361,875
5.88%, 01/14/2031*	930,000	969,011
5.94%, 05/30/2035*	2,280,000	2,356,049
6.03%, 05/28/2036*	1,660,000	1,720,512
6.29%, 01/14/2036*	1,215,000	1,278,391
6.92%, 01/14/2046*	253,000	263,842
7.00%, 10/19/2034*	1,000,000	1,104,009
CaixaBank SA
5.58%, 07/03/2036*	2,645,000	2,673,518
6.04%, 06/15/2035*	1,390,000	1,463,825
6.68%, 09/13/2027*	248,000	253,528
6.84%, 09/13/2034*	200,000	221,393
Canadian Imperial Bank of Commerce
4.63%, 09/11/2030	1,510,000	1,527,608
CBQ Finance, Ltd.
2.00%, 09/15/2025	600,000	599,251
Citibank NA
4.91%, 05/29/2030	667,000	684,474
Citigroup, Inc.
2.57%, 06/03/2031	418,000	383,729
2.67%, 01/29/2031	381,000	353,388
2.90%, 11/03/2042	573,000	407,448
3.67%, 07/24/2028	211,000	208,656
4.45%, 09/29/2027	2,276,000	2,282,207
4.54%, 09/19/2030	2,377,000	2,387,770
4.95%, 05/07/2031	3,250,000	3,311,059
5.41%, 09/19/2039	1,073,000	1,062,410
5.88%, 02/22/2033	761,000	802,089
6.00%, 10/31/2033	1,634,000	1,742,288
Citizens Financial Group, Inc.
5.72%, 07/23/2032	1,666,000	1,740,011
Cooperatieve Rabobank UA
1.00%, 09/24/2026*	3,801,000	3,792,839
Cooperatieve Rabobank UA/NY
4.88%, 01/21/2028	828,000	845,907
Credit Agricole SA
5.22%, 05/27/2031*	2,358,000	2,411,944
5.30%, 07/12/2028*	2,064,000	2,127,837
5.86%, 01/09/2036*	1,265,000	1,314,089
Credit Suisse Group AG
9.02%, 11/15/2033*	484,000	602,832
Danske Bank A/S
4.61%, 10/02/2030*	1,001,000	1,007,916
5.02%, 03/04/2031*	830,000	846,520
DBS Group Holdings, Ltd.
1.82%, 03/10/2031	560,000	552,270
Security Description	Shares or Principal Amount	Value

Banks (continued)
Deutsche Bank AG
2.55%, 01/07/2028	$ 950,000	$ 927,756
3.55%, 09/18/2031	824,000	781,424
3.73%, 01/14/2032	241,000	226,099
3.74%, 01/07/2033	1,226,000	1,123,244
5.00%, 09/11/2030	825,000	838,348
5.30%, 05/09/2031	1,935,000	1,982,540
5.37%, 01/10/2029	680,000	695,363
5.40%, 09/11/2035	855,000	861,271
5.41%, 05/10/2029	295,000	306,998
6.72%, 01/18/2029	110,000	115,737
Deutsche Bank AG/New York NY
4.95%, 08/04/2031	390,000	393,207
DNB Bank ASA
4.85%, 11/05/2030*	1,000,000	1,021,056
Fifth Third Bank NA
4.97%, 01/28/2028	435,000	439,593
First Abu Dhabi Bank PJSC
6.32%, 04/04/2034	708,000	735,353
First Citizens BancShares, Inc.
6.25%, 03/12/2040	310,000	311,312
First Horizon Bank
5.75%, 05/01/2030	1,248,000	1,284,006
First Horizon Corp.
5.51%, 03/07/2031	345,000	355,307
FNB Corp.
5.72%, 12/11/2030	637,000	648,944
Goldman Sachs Group, Inc.
1.54%, 09/10/2027	1,630,000	1,583,627
2.38%, 07/21/2032	1,857,000	1,644,923
3.21%, 04/22/2042	1,445,000	1,087,157
3.80%, 03/15/2030	597,000	586,648
4.22%, 05/01/2029	2,843,000	2,845,004
4.69%, 10/23/2030	297,000	300,264
5.05%, 07/23/2030	135,000	138,209
5.33%, 07/23/2035	290,000	294,939
5.73%, 01/28/2056	371,000	369,808
5.85%, 04/25/2035	4,075,000	4,296,843
6.75%, 10/01/2037	1,548,000	1,720,606
Gulf International Bank BSC
5.75%, 06/05/2029	600,000	620,016
HSBC Holdings PLC
2.87%, 11/22/2032	2,700,000	2,429,313
5.73%, 05/17/2032	668,000	700,656
5.87%, 11/18/2035	745,000	764,932
6.33%, 03/09/2044	3,508,000	3,763,796
HSBC USA, Inc.
4.65%, 06/03/2028	514,000	521,290
Huntington Bancshares, Inc.
5.27%, 01/15/2031	510,000	525,785
Intesa Sanpaolo SpA
4.95%, 06/01/2042*	786,000	646,078
JPMorgan Chase & Co.
2.07%, 06/01/2029	2,311,000	2,186,060
2.53%, 11/19/2041	2,617,000	1,863,344
2.55%, 11/08/2032	295,000	263,020
3.54%, 05/01/2028	2,135,000	2,111,885
4.51%, 10/22/2028	475,000	478,163
4.91%, 07/25/2033	295,000	299,098
5.53%, 11/29/2045	220,000	220,939
5.58%, 07/23/2036	536,000	546,724
6.25%, 10/23/2034	217,000	237,060

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
KBC Group NV
4.93%, 10/16/2030*	$ 610,000	$ 620,905
KeyBank NA
3.40%, 05/20/2026	1,560,000	1,548,467
4.90%, 08/08/2032	782,000	766,838
KeyCorp
5.12%, 04/04/2031#	1,278,000	1,307,318
Lloyds Banking Group PLC
5.68%, 01/05/2035	586,000	607,355
5.72%, 06/05/2030	260,000	271,982
6.07%, 06/13/2036	213,000	220,128
M&T Bank Corp.
5.18%, 07/08/2031	1,160,000	1,186,867
5.40%, 07/30/2035	426,000	429,569
Mashreqbank PSC
7.88%, 02/24/2033	700,000	737,779
Mitsubishi UFJ Financial Group, Inc.
5.16%, 04/24/2031	319,000	328,987
Mizuho Financial Group, Inc.
4.71%, 07/08/2031	1,085,000	1,097,484
5.32%, 07/08/2036	2,545,000	2,584,537
5.78%, 07/06/2029	1,431,000	1,490,632
Morgan Stanley
1.59%, 05/04/2027	654,000	641,815
2.48%, 09/16/2036	560,000	485,556
3.22%, 04/22/2042	2,057,000	1,567,049
3.62%, 04/01/2031	631,000	610,533
4.65%, 10/18/2030	213,000	215,047
5.04%, 07/19/2030	660,000	676,107
5.17%, 01/16/2030	511,000	525,259
5.30%, 04/20/2037	1,084,000	1,090,640
5.32%, 07/19/2035	1,246,000	1,269,741
5.52%, 11/19/2055	462,000	450,557
5.59%, 01/18/2036	1,060,000	1,095,945
5.94%, 02/07/2039	855,000	888,294
Morgan Stanley VRS
3.59%, 07/22/2028(1)	1,904,000	1,880,649
Morgan Stanley Bank NA
5.50%, 05/26/2028	312,000	318,927
NatWest Group PLC
1.64%, 06/14/2027	363,000	355,306
3.03%, 11/28/2035	947,000	862,539
4.45%, 05/08/2030	778,000	780,543
4.89%, 05/18/2029	755,000	767,108
4.96%, 08/15/2030	2,671,000	2,726,785
5.12%, 05/23/2031	940,000	962,913
NatWest Markets PLC
4.79%, 03/21/2028*#	528,000	537,684
5.41%, 05/17/2029*	1,905,000	1,977,076
Nbk Tier 2, Ltd.
2.50%, 11/24/2030#	744,000	736,204
Nordea Bank Abp
5.38%, 09/22/2027*	622,000	637,487
PNC Financial Services Group, Inc.
4.81%, 10/21/2032	670,000	677,481
4.90%, 05/13/2031	875,000	892,931
5.37%, 07/21/2036	310,000	315,026
Regions Financial Corp.
5.50%, 09/06/2035	402,000	408,090
5.72%, 06/06/2030	512,000	532,940
7.38%, 12/10/2037	867,000	984,665
Security Description	Shares or Principal Amount	Value

Banks (continued)
Royal Bank of Canada
4.65%, 10/18/2030	$ 1,050,000	$ 1,058,961
4.72%, 03/27/2028	846,000	853,042
Santander Holdings USA, Inc.
6.17%, 01/09/2030	2,000,000	2,099,168
Santander UK Group Holdings PLC
4.86%, 09/11/2030	1,880,000	1,904,325
5.69%, 04/15/2031	910,000	949,398
Signature Bank
4.00%, 10/15/2030†(2)	740,000	407,000
SNB Funding, Ltd.
6.00%, 06/24/2035	630,000	642,821
Societe Generale SA
5.25%, 02/19/2027*	775,000	782,708
5.51%, 05/22/2031*	1,320,000	1,351,809
6.10%, 04/13/2033*	2,240,000	2,339,004
6.45%, 01/10/2029*	1,411,000	1,467,430
6.69%, 01/10/2034*	1,089,000	1,171,991
Standard Chartered PLC
5.01%, 10/15/2030*	550,000	559,775
5.69%, 05/14/2028*	400,000	408,508
Sumitomo Mitsui Financial Group, Inc.
4.95%, 07/08/2033	939,000	951,482
Sumitomo Mitsui Trust Bank, Ltd.
4.45%, 09/10/2027*	528,000	531,438
Swedbank AB
1.54%, 11/16/2026*#	3,767,000	3,657,052
Texas Capital Bancshares, Inc.
4.00%, 05/06/2031	345,000	339,528
Toronto-Dominion Bank
5.30%, 01/30/2032	780,000	811,037
Truist Bank
4.42%, 07/24/2028	450,000	451,353
Truist Financial Corp.
5.07%, 05/20/2031	800,000	819,637
5.12%, 01/26/2034	1,000,000	1,007,083
7.16%, 10/30/2029	2,000,000	2,170,687
UBS AG
7.50%, 02/15/2028	519,000	560,063
UBS Group AG
1.49%, 08/10/2027*	1,610,000	1,567,003
4.13%, 09/24/2025*	161,000	160,940
4.75%, 05/12/2028*	1,477,000	1,487,843
5.43%, 02/08/2030*	528,000	545,356
5.58%, 05/09/2036*	210,000	215,954
6.30%, 09/22/2034*	471,000	509,642
United Overseas Bank, Ltd.
2.00%, 10/14/2031	1,450,000	1,412,168
US Bancorp
2.49%, 11/03/2036	1,967,000	1,692,615
5.08%, 05/15/2031	860,000	883,588
Walker & Dunlop, Inc.
6.63%, 04/01/2033*	387,000	402,639
Wells Fargo & Co.
2.57%, 02/11/2031	1,197,000	1,109,437
2.88%, 10/30/2030	1,467,000	1,385,248
3.07%, 04/30/2041	1,783,000	1,357,431
4.30%, 07/22/2027	3,302,000	3,314,265
4.65%, 11/04/2044	349,000	302,048
4.75%, 12/07/2046	194,000	167,283
5.21%, 12/03/2035	3,145,000	3,171,382
5.39%, 04/24/2034	1,046,000	1,076,415
5.50%, 01/23/2035	203,000	209,482

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
5.61%, 04/23/2036	$ 2,161,000	$ 2,243,626
5.61%, 01/15/2044	356,000	347,810
5.71%, 04/22/2028	1,880,000	1,922,822
Woori Bank
5.13%, 08/06/2028	620,000	631,773
Yapi ve Kredi Bankasi AS
7.25%, 03/03/2030*	320,000	327,604
Zions Bancorp NA
3.25%, 10/29/2029	936,000	868,513
6.82%, 11/19/2035	794,000	831,909
		232,028,825
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	1,004,000	916,482
Constellation Brands, Inc.
4.35%, 05/09/2027	732,000	733,829
PepsiCo, Inc.
3.60%, 02/18/2028	353,000	351,259
4.00%, 03/05/2042	186,000	158,733
4.45%, 02/07/2028	512,000	518,991
4.65%, 07/23/2032	442,000	446,992
		3,126,286
Biotechnology — 0.5%
Amgen, Inc.
2.80%, 08/15/2041	1,181,000	849,317
3.15%, 02/21/2040	1,133,000	877,028
4.40%, 05/01/2045	502,000	424,633
4.66%, 06/15/2051	412,000	349,764
5.15%, 03/02/2028	425,000	434,929
5.25%, 03/02/2030	538,000	557,311
5.60%, 03/02/2043	256,000	252,998
5.65%, 03/02/2053	1,439,000	1,391,729
5.75%, 03/02/2063	999,000	960,133
Biogen, Inc.
5.75%, 05/15/2035	610,000	629,648
6.45%, 05/15/2055	409,000	416,453
Gilead Sciences, Inc.
2.60%, 10/01/2040	1,225,000	883,296
4.80%, 11/15/2029	511,000	524,634
5.10%, 06/15/2035	335,000	339,734
5.55%, 10/15/2053	562,000	549,711
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	374,000	329,170
2.80%, 09/15/2050	983,000	583,476
Royalty Pharma PLC
2.15%, 09/02/2031	1,870,000	1,628,476
5.15%, 09/02/2029	297,000	305,069
		12,287,509
Building Materials — 0.2%
Carrier Global Corp.
3.38%, 04/05/2040	1,806,000	1,443,286
5.90%, 03/15/2034	232,000	247,314
CRH SMW Finance DAC
5.20%, 05/21/2029	1,601,000	1,652,526
GCC SAB de CV
3.61%, 04/20/2032	600,000	543,650
Lennox International, Inc.
5.50%, 09/15/2028	610,000	631,951
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	$ 1,046,000	$ 932,492
Owens Corning
5.50%, 06/15/2027	290,000	296,411
St Marys Cement, Inc.
5.75%, 04/02/2034	400,000	409,301
Standard Industries, Inc.
3.38%, 01/15/2031*	279,000	253,201
4.38%, 07/15/2030*	352,000	337,315
		6,747,447
Chemicals — 0.4%
Braskem Netherlands Finance BV
8.50%, 01/12/2031	640,000	491,184
CF Industries, Inc.
5.15%, 03/15/2034	400,000	399,593
5.38%, 03/15/2044	678,000	633,587
Consolidated Energy Finance SA
5.63%, 10/15/2028*	751,000	629,935
DuPont de Nemours, Inc.
5.32%, 11/15/2038	750,000	782,346
Eastman Chemical Co.
5.75%, 03/08/2033	499,000	518,879
Ecolab, Inc.
2.70%, 12/15/2051	1,724,000	1,050,262
4.30%, 06/15/2028	238,000	240,060
5.00%, 09/01/2035	310,000	312,141
5.25%, 01/15/2028	479,000	493,306
EIDP, Inc.
5.13%, 05/15/2032	1,170,000	1,200,433
MEGlobal BV
4.25%, 11/03/2026	790,000	786,107
Methanex Corp.
5.25%, 12/15/2029#	729,000	724,263
Methanex US Operations, Inc.
6.25%, 03/15/2032*	135,000	136,224
Minerals Technologies, Inc.
5.00%, 07/01/2028*	510,000	502,350
Nutrien, Ltd.
5.20%, 06/21/2027	313,000	317,910
RPM International, Inc.
2.95%, 01/15/2032	116,000	103,833
Sherwin-Williams Co.
4.80%, 09/01/2031	287,000	293,018
5.15%, 08/15/2035	381,000	383,778
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC
7.63%, 05/03/2029*(3)	341,483	119,519
Westlake Corp.
3.38%, 08/15/2061	576,000	341,390
		10,460,118
Coal — 0.0%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	141,000	144,199
Commercial Services — 0.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029*#	232,000	225,091
8.25%, 01/15/2030*#	160,000	165,620
8.38%, 06/15/2032*	170,000	177,442
Block, Inc.
6.00%, 08/15/2033*	75,000	76,999

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
6.50%, 05/15/2032	$ 375,000	$ 388,548
Boost Newco Borrower LLC
7.50%, 01/15/2031*	275,000	291,758
Champions Financing, Inc.
8.75%, 02/15/2029*#	584,000	558,720
Deluxe Corp.
8.00%, 06/01/2029*	691,000	684,258
8.13%, 09/15/2029*	109,000	113,552
DP World, Ltd.
5.63%, 09/25/2048	544,000	526,185
Element Fleet Management Corp.
5.04%, 03/25/2030*	900,000	917,672
5.64%, 03/13/2027*	1,520,000	1,548,792
EquipmentShare.com, Inc.
8.00%, 03/15/2033*	408,000	433,464
8.63%, 05/15/2032*	315,000	339,289
Ford Foundation
2.82%, 06/01/2070	1,423,000	791,461
GXO Logistics, Inc.
6.25%, 05/06/2029	437,000	458,247
Herc Holdings, Inc.
7.00%, 06/15/2030*	180,000	187,336
7.25%, 06/15/2033*	375,000	393,370
Hertz Corp.
4.63%, 12/01/2026*#	303,000	280,860
12.63%, 07/15/2029*#	262,000	272,272
Mobius Merger Sub, Inc.
9.00%, 06/01/2030*	797,000	704,289
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38%, 08/31/2027*	179,000	173,407
6.25%, 01/15/2028*	382,000	381,883
Quanta Services, Inc.
2.35%, 01/15/2032	1,363,000	1,181,602
2.90%, 10/01/2030	479,000	446,412
3.05%, 10/01/2041	954,000	685,333
5.10%, 08/09/2035	795,000	787,070
5.25%, 08/09/2034	591,000	598,370
S&P Global, Inc.
2.70%, 03/01/2029	1,597,000	1,528,253
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*	451,000	467,626
Triton Container International, Ltd.
3.15%, 06/15/2031*	1,454,000	1,291,837
Triton Container International, Ltd./TAL International Container Corp.
3.25%, 03/15/2032	483,000	426,187
Verisk Analytics, Inc.
5.13%, 02/15/2036	253,000	251,337
Veritiv Operating Co.
10.50%, 11/30/2030*	514,000	556,389
VM Consolidated, Inc.
5.50%, 04/15/2029*	632,000	625,486
WEX, Inc.
6.50%, 03/15/2033*	451,000	461,447
		19,397,864
Computers — 0.6%
Accenture Capital, Inc.
4.25%, 10/04/2031	650,000	647,920
4.50%, 10/04/2034	788,000	769,646
Security Description	Shares or Principal Amount	Value

Computers (continued)
Apple, Inc.
1.40%, 08/05/2028	$ 1,028,000	$ 962,296
2.65%, 05/11/2050	885,000	548,088
2.70%, 08/05/2051	727,000	449,053
3.95%, 08/08/2052	706,000	555,384
4.38%, 05/13/2045	456,000	402,681
Booz Allen Hamilton, Inc.
5.95%, 04/15/2035#	362,000	372,543
Dell International LLC/EMC Corp.
3.38%, 12/15/2041	1,927,000	1,434,516
4.35%, 02/01/2030	854,000	852,217
4.75%, 04/01/2028	733,000	743,357
5.30%, 04/01/2032	1,800,000	1,854,873
8.10%, 07/15/2036	481,000	582,472
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	377,000	396,502
Hewlett Packard Enterprise Co.
4.45%, 09/25/2026	318,000	318,449
IBM International Capital Pte, Ltd.
4.75%, 02/05/2031	1,725,000	1,759,360
Kyndryl Holdings, Inc.
3.15%, 10/15/2031	442,000	400,878
Leidos, Inc.
4.38%, 05/15/2030	1,635,000	1,626,729
5.50%, 03/15/2035	491,000	502,568
5.75%, 03/15/2033	587,000	615,354
NCR Voyix Corp.
5.13%, 04/15/2029*	56,000	55,296
Seagate Data Storage Technology Pte, Ltd.
4.09%, 06/01/2029*	192,000	182,244
4.13%, 01/15/2031*	143,000	130,345
		16,162,771
Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co.
4.13%, 04/01/2029*	660,000	628,032
Haleon US Capital LLC
3.63%, 03/24/2032	1,000,000	942,912
4.00%, 03/24/2052	1,085,000	832,687
Kenvue, Inc.
4.85%, 05/22/2032	444,000	452,095
L'Oreal SA
5.00%, 05/20/2035*	334,000	340,395
Perrigo Finance Unlimited Co.
6.13%, 09/30/2032	735,000	739,584
		3,935,705
Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	1,799,000	1,762,156
4.63%, 09/10/2029	1,160,000	1,169,392
Air Lease Corp.
4.65%, 06/15/2026(4)	342,000	338,248
Aircastle, Ltd.
5.25%, 06/15/2026*(4)	677,000	672,667
Aircastle, Ltd./Aircastle Ireland DAC
5.25%, 03/15/2030*	645,000	658,163
Ally Financial, Inc.
6.65%, 01/17/2040	689,000	683,765
6.70%, 02/14/2033#	358,000	371,768
American Express Co.
4.92%, 07/20/2033	727,000	736,296

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
5.09%, 01/30/2031	$ 435,000	$ 448,337
5.10%, 02/16/2028	1,317,000	1,332,740
5.44%, 01/30/2036	775,000	796,618
5.67%, 04/25/2036	346,000	361,536
Aviation Capital Group LLC
5.13%, 04/10/2030*	635,000	645,462
Avolon Holdings Funding, Ltd.
4.38%, 05/01/2026*	12,000,000	11,979,581
4.95%, 01/15/2028*	465,000	469,639
5.15%, 01/15/2030*	715,000	727,100
Bread Financial Holdings, Inc.
9.75%, 03/15/2029*	324,000	346,231
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	365,000	364,448
6.88%, 04/15/2030*	244,000	244,852
Caja de Compensacion de Asignacion Familiar de Los Andes
7.00%, 07/30/2029*	550,000	581,798
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	818,000	710,871
Credit Acceptance Corp.
6.63%, 03/15/2030*	282,000	285,648
9.25%, 12/15/2028*	261,000	275,534
EZCORP, Inc.
7.38%, 04/01/2032*	326,000	343,728
Focus Financial Partners LLC
6.75%, 09/15/2031*	577,000	596,257
goeasy, Ltd.
6.88%, 05/15/2030*	426,000	432,553
6.88%, 02/15/2031*	135,000	135,004
7.63%, 07/01/2029*	140,000	144,980
Intercontinental Exchange, Inc.
4.25%, 09/21/2048	1,104,000	908,238
4.95%, 06/15/2052	643,000	577,635
5.20%, 06/15/2062	622,000	570,633
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032*	598,000	600,764
6.75%, 05/01/2033*	121,000	125,036
7.13%, 04/30/2031*	217,000	226,711
Macquarie Airfinance Holdings, Ltd.
5.15%, 03/17/2030*	1,130,000	1,142,709
5.20%, 03/27/2028*	1,060,000	1,075,270
Mastercard, Inc.
4.35%, 01/15/2032	629,000	629,381
Nasdaq, Inc.
5.95%, 08/15/2053	303,000	308,784
6.10%, 06/28/2063	363,000	372,255
Phoenix Aviation Capital, Ltd.
9.25%, 07/15/2030*	411,000	435,600
Planet Financial Group LLC
10.50%, 12/15/2029*	607,000	627,869
Rfna LP
7.88%, 02/15/2030*	400,000	413,980
Synchrony Financial
5.15%, 03/19/2029	841,000	851,294
5.45%, 03/06/2031	262,000	266,914
USAA Capital Corp.
4.38%, 06/01/2028*	555,000	561,095
VFH Parent LLC/Valor Co.-Issuer, Inc.
7.50%, 06/15/2031*	587,000	616,155
		37,925,695
Security Description	Shares or Principal Amount	Value

Electric — 3.1%
AEP Transmission Co. LLC
4.50%, 06/15/2052	$ 241,000	$ 201,699
AES Andes SA
6.25%, 03/14/2032*	575,000	595,214
AES Corp.
2.45%, 01/15/2031	2,248,000	2,014,137
5.45%, 06/01/2028#	1,230,000	1,258,819
5.80%, 03/15/2032	920,000	946,591
Algonquin Power & Utilities Corp.
5.37%, 06/15/2026(5)	218,000	219,538
Alliant Energy Finance LLC
5.95%, 03/30/2029*	504,000	530,154
Ameren Corp.
5.70%, 12/01/2026	715,000	726,710
American Electric Power Co., Inc.
5.63%, 03/01/2033	425,000	445,104
Baltimore Gas & Electric Co.
5.65%, 06/01/2054	570,000	565,352
California Buyer, Ltd./Atlantica Sustainable Infrastructure PLC
6.38%, 02/15/2032*	554,000	561,896
Calpine Corp.
3.75%, 03/01/2031*	100,000	95,015
5.00%, 02/01/2031*	480,000	476,083
Clearway Energy Operating LLC
3.75%, 01/15/2032*	516,000	464,515
CMS Energy Corp.
3.75%, 12/01/2050	426,000	387,202
4.75%, 06/01/2050	475,000	459,368
Cometa Energia SA de CV
6.38%, 04/24/2035	591,240	613,077
Commonwealth Edison Co.
5.95%, 06/01/2055	128,000	131,536
Consolidated Edison Co. of New York, Inc.
3.95%, 04/01/2050	715,000	552,710
4.13%, 05/15/2049	419,000	328,412
4.45%, 03/15/2044	739,000	636,685
4.50%, 12/01/2045	375,000	320,847
Constellation Energy Generation LLC
5.60%, 06/15/2042	2,500,000	2,453,984
5.75%, 10/01/2041	1,000,000	1,007,601
Diamond II, Ltd.
7.95%, 07/28/2026	248,000	249,983
Dominion Energy, Inc.
5.25%, 08/01/2033	1,919,000	1,943,269
DTE Electric Co.
3.95%, 03/01/2049	1,656,000	1,295,393
DTE Energy Co.
4.88%, 06/01/2028	508,000	516,689
Duke Energy Carolinas LLC
3.55%, 03/15/2052	641,000	455,261
5.40%, 01/15/2054	492,000	474,235
Duke Energy Corp.
5.80%, 06/15/2054	382,000	372,307
Duke Energy Florida LLC
5.95%, 11/15/2052	732,000	750,466
Duke Energy Ohio, Inc.
5.65%, 04/01/2053	526,000	515,179
Duke Energy Progress LLC
4.00%, 04/01/2052	1,037,000	792,260
Emera US Finance LP
4.75%, 06/15/2046	1,730,000	1,441,639

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Enel Finance International NV
3.50%, 04/06/2028*	$ 1,128,000	$ 1,106,428
4.75%, 05/25/2047*	1,025,000	872,516
5.13%, 06/26/2029*	323,000	331,066
7.75%, 10/14/2052*	1,090,000	1,311,311
Engie SA
5.25%, 04/10/2029*	510,000	524,340
5.88%, 04/10/2054*	577,000	579,677
Entergy Mississippi LLC
3.50%, 06/01/2051	490,000	334,407
3.85%, 06/01/2049	284,000	212,617
5.85%, 06/01/2054	360,000	356,993
Entergy Texas, Inc.
4.50%, 03/30/2039	2,833,000	2,589,551
5.00%, 09/15/2052	326,000	288,030
5.25%, 04/15/2035	255,000	259,457
Evergy Kansas Central, Inc.
4.70%, 03/13/2028	174,000	176,174
FirstEnergy Corp.
4.85%, 07/15/2047	542,000	465,902
FirstEnergy Pennsylvania Electric Co.
5.20%, 04/01/2028*	2,194,000	2,245,239
FirstEnergy Transmission LLC
4.55%, 04/01/2049*	1,919,000	1,591,937
Florida Power & Light Co.
5.15%, 06/15/2029	642,000	666,193
Georgia Power Co.
3.25%, 03/15/2051	2,090,000	1,411,984
Interstate Power & Light Co.
3.50%, 09/30/2049	1,469,000	1,024,943
Interstate Power and Light Co.
4.95%, 09/30/2034	340,000	335,091
ITC Holdings Corp.
5.65%, 05/09/2034*	455,000	471,041
Jersey Central Power & Light Co.
5.10%, 01/15/2035	255,000	254,780
Kentucky Power Co.
7.00%, 11/15/2033*	895,000	967,885
Kentucky Utilities Co.
5.85%, 08/15/2055	189,000	187,628
Liberty Utilities Finance GP 1
2.05%, 09/15/2030*	437,000	389,039
LLPL Capital Pte, Ltd.
6.88%, 02/04/2039	477,564	494,180
Minejesa Capital BV
4.63%, 08/10/2030	467,480	464,016
Narragansett Electric Co.
5.35%, 05/01/2034*	397,000	406,307
National Rural Utilities Cooperative Finance Corp.
4.12%, 09/16/2027	704,000	705,594
4.15%, 08/25/2028	220,000	220,795
4.75%, 02/07/2028	234,000	237,662
New York State Electric & Gas Corp.
5.85%, 08/15/2033*	1,447,000	1,529,936
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/2027	299,000	301,826
5.30%, 03/15/2032	678,000	701,005
5.75%, 09/01/2025	512,000	512,000
5.90%, 03/15/2055	557,000	554,813
Niagara Energy SAC
5.75%, 10/03/2034*#	540,000	545,395
Security Description	Shares or Principal Amount	Value

Electric (continued)
Niagara Mohawk Power Corp.
6.00%, 07/03/2055*	$ 300,000	$ 298,152
NRG Energy, Inc.
3.63%, 02/15/2031*	889,000	820,023
5.25%, 06/15/2029*	39,000	38,884
OGE Energy Corp.
5.45%, 05/15/2029	235,000	244,206
Oklahoma Gas & Electric Co.
5.60%, 04/01/2053	326,000	316,151
Oncor Electric Delivery Co. LLC
4.15%, 06/01/2032	1,127,000	1,091,450
Pacific Gas & Electric Co.
3.95%, 12/01/2047	1,837,000	1,326,816
4.30%, 03/15/2045	2,391,000	1,836,347
4.95%, 07/01/2050	269,000	222,735
5.70%, 03/01/2035	1,780,000	1,804,232
5.80%, 05/15/2034	127,000	129,862
6.40%, 06/15/2033	157,000	166,766
Pacific Gas and Electric Co.
6.00%, 08/15/2035	45,000	46,542
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	778,000	758,214
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.88%, 07/17/2049	900,000	760,126
PG&E Recovery Funding LLC
5.23%, 06/01/2042	1,155,000	1,151,395
5.53%, 06/01/2051	1,370,000	1,349,525
PPL Capital Funding, Inc.
5.25%, 09/01/2034	224,000	227,531
Public Service Co. of Colorado
2.70%, 01/15/2051	3,242,000	1,891,292
3.70%, 06/15/2028	528,000	524,583
4.10%, 06/15/2048	1,390,000	1,072,119
Public Service Co. of Oklahoma
2.20%, 08/15/2031	1,681,000	1,476,652
5.45%, 01/15/2036	1,735,000	1,756,316
Public Service Electric & Gas Co.
4.85%, 08/01/2034	218,000	218,595
Puget Energy, Inc.
5.73%, 03/15/2035	365,000	371,261
Puget Sound Energy, Inc.
5.69%, 06/15/2054	368,000	362,564
RWE Finance US LLC
6.25%, 04/16/2054*#	596,000	604,560
Saavi Energia SARL
8.88%, 02/10/2035*	410,000	434,600
San Diego Gas & Electric Co.
5.55%, 04/15/2054	392,000	374,774
Southern California Edison Co.
5.20%, 06/01/2034	1,500,000	1,492,247
5.45%, 06/01/2031	1,650,000	1,706,857
5.88%, 12/01/2053	258,000	245,015
5.90%, 03/01/2055	435,000	415,386
6.20%, 09/15/2055	384,000	381,559
Termocandelaria Power SA
7.75%, 09/17/2031	400,000	412,013
Trans-Allegheny Interstate Line Co.
5.00%, 01/15/2031*	323,000	330,901
Union Electric Co.
3.90%, 04/01/2052	887,000	670,388

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Virginia Electric & Power Co.
5.55%, 08/15/2054	$ 180,000	$ 173,378
5.65%, 03/15/2055	1,600,000	1,565,383
Vistra Operations Co. LLC
5.00%, 07/31/2027*	381,000	379,971
5.70%, 12/30/2034*	3,000,000	3,058,521
6.00%, 04/15/2034*	101,000	105,222
7.75%, 10/15/2031*	160,000	169,997
Wisconsin Power & Light Co.
3.95%, 09/01/2032	340,000	325,619
XPLR Infrastructure Operating Partners LP
7.25%, 01/15/2029*#	398,000	406,491
8.38%, 01/15/2031*#	730,000	763,385
		84,705,294
Electrical Components & Equipment — 0.0%
EnerSys
4.38%, 12/15/2027*	230,000	226,001
6.63%, 01/15/2032*	160,000	164,804
WESCO Distribution, Inc.
6.38%, 03/15/2033*	442,000	458,449
		849,254
Electronics — 0.2%
Allegion US Holding Co., Inc.
5.41%, 07/01/2032	443,000	458,990
5.60%, 05/29/2034	419,000	431,215
Amphenol Corp.
5.25%, 04/05/2034	385,000	397,867
Imola Merger Corp.
4.75%, 05/15/2029*	580,000	565,445
TD Synnex Corp.
6.10%, 04/12/2034	648,000	678,884
Trimble, Inc.
6.10%, 03/15/2033	314,000	333,840
TTM Technologies, Inc.
4.00%, 03/01/2029*	606,000	579,729
Tyco Electronics Group SA
5.00%, 05/09/2035	816,000	812,717
Vontier Corp.
2.95%, 04/01/2031	876,000	795,841
		5,054,528
Energy-Alternate Sources — 0.0%
India Green Power Holdings
4.00%, 02/22/2027	303,310	294,695
Engineering & Construction — 0.0%
MasTec, Inc.
5.90%, 06/15/2029	411,000	429,303
Entertainment — 0.1%
Banijay Entertainment SASU
8.13%, 05/01/2029*	521,000	541,997
Flutter Treasury DAC
5.88%, 06/04/2031*	555,000	565,106
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
8.00%, 08/01/2030*	744,000	749,394
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*#	648,000	636,026
Voyager Parent LLC
9.25%, 07/01/2032*	625,000	659,607
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	$ 497,000	$ 334,854
		3,486,984
Environmental Control — 0.0%
Waste Connections, Inc.
2.20%, 01/15/2032	630,000	550,052
Waste Management, Inc.
4.95%, 07/03/2027	632,000	643,205
		1,193,257
Food — 0.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.88%, 02/15/2028*	296,000	295,909
6.25%, 03/15/2033*	690,000	705,795
Bimbo Bakeries USA, Inc.
5.38%, 01/09/2036*	1,167,000	1,177,491
5.38%, 01/09/2036	430,000	433,827
C&S Group Enterprises LLC
5.00%, 12/15/2028*	633,000	575,554
Conagra Brands, Inc.
5.40%, 11/01/2048	126,000	110,894
7.00%, 10/01/2028	639,000	682,213
Hershey Co.
4.55%, 02/24/2028	358,000	363,822
Hormel Foods Corp.
4.80%, 03/30/2027	564,000	570,031
Indofood CBP Sukses Makmur Tbk PT
3.54%, 04/27/2032	400,000	372,037
J.M. Smucker Co.
6.50%, 11/15/2043	394,000	418,174
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.00%, 05/15/2032	855,000	757,172
3.75%, 12/01/2031	1,100,000	1,033,907
6.50%, 12/01/2052	600,000	612,294
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.50%, 01/15/2036*	1,500,000	1,504,949
6.38%, 04/15/2066*	895,000	882,294
Kellanova
7.45%, 04/01/2031	985,000	1,129,557
Kraft Heinz Foods Co.
4.38%, 06/01/2046	2,196,000	1,748,717
5.20%, 03/15/2032	321,000	327,878
Kroger Co.
3.88%, 10/15/2046	489,000	371,682
5.00%, 09/15/2034	595,000	593,026
5.50%, 09/15/2054	773,000	723,796
5.65%, 09/15/2064	927,000	869,671
Land O'Lakes Capital Trust I
7.45%, 03/15/2028*	124,000	125,462
Mars, Inc.
4.65%, 04/20/2031*	780,000	792,774
5.65%, 05/01/2045*	1,799,000	1,773,475
5.70%, 05/01/2055*	359,000	350,079
Mondelez International, Inc.
2.63%, 09/04/2050	440,000	257,985
Performance Food Group, Inc.
4.25%, 08/01/2029*	380,000	367,982
5.50%, 10/15/2027*	199,000	198,730

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Food (continued)
Sysco Corp.
4.45%, 03/15/2048	$ 434,000	$ 359,058
4.50%, 04/01/2046	1,891,000	1,582,942
5.10%, 09/23/2030	637,000	656,809
		22,725,986
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
6.18%, 05/05/2032*#	665,000	687,178
Georgia-Pacific LLC
0.95%, 05/15/2026*	1,373,000	1,341,496
4.40%, 06/30/2028*	212,000	213,902
Inversiones CMPC SA
6.13%, 02/26/2034*#	550,000	570,658
LD Celulose International GmbH
7.95%, 01/26/2032*	200,000	210,177
Magnera Corp.
4.75%, 11/15/2029*#	515,000	454,694
Suzano Austria GmbH
5.00%, 01/15/2030	650,000	648,812
		4,126,917
Gas — 0.2%
APA Infrastructure, Ltd.
5.13%, 09/16/2034*	1,155,000	1,157,537
Atmos Energy Corp.
5.75%, 10/15/2052	509,000	505,905
Brooklyn Union Gas Co.
6.42%, 07/18/2054*	314,000	323,536
KeySpan Gas East Corp.
5.99%, 03/06/2033*	1,617,000	1,691,931
NiSource, Inc.
5.20%, 07/01/2029	750,000	773,774
5.85%, 04/01/2055	181,000	177,980
Southern California Gas Co.
5.60%, 04/01/2054	606,000	585,664
Venture Global Plaquemines LNG LLC
7.50%, 05/01/2033*	80,000	87,750
7.75%, 05/01/2035*	460,000	512,184
		5,816,261
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.
6.71%, 03/15/2060	813,000	815,726
Healthcare-Products — 0.3%
Agilent Technologies, Inc.
2.30%, 03/12/2031	991,000	889,558
2.75%, 09/15/2029	781,000	739,156
GE HealthCare Technologies, Inc.
5.50%, 06/15/2035	216,000	221,784
5.65%, 11/15/2027	705,000	726,971
Insulet Corp.
6.50%, 04/01/2033*	391,000	405,369
Medline Borrower LP
3.88%, 04/01/2029*	396,000	380,258
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	185,000	190,049
Solventum Corp.
5.60%, 03/23/2034	904,000	938,791
Sotera Health Holdings LLC
7.38%, 06/01/2031*	322,000	338,468
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
STERIS PLC
3.75%, 03/15/2051	$ 597,000	$ 421,042
Stryker Corp.
4.85%, 12/08/2028	769,000	787,920
Thermo Fisher Scientific, Inc.
5.00%, 01/31/2029	1,017,000	1,047,320
		7,086,686
Healthcare-Services — 0.8%
Cigna Group
2.38%, 03/15/2031	327,000	293,242
2.40%, 03/15/2030	561,000	517,104
3.40%, 03/15/2050	978,000	656,403
3.88%, 10/15/2047	249,000	186,803
4.38%, 10/15/2028	320,000	321,735
5.00%, 05/15/2029	485,000	498,247
Concentra Health Services, Inc.
6.88%, 07/15/2032*	641,000	664,495
DaVita, Inc.
6.75%, 07/15/2033*#	522,000	541,015
Elevance Health, Inc.
6.10%, 10/15/2052	521,000	524,882
HCA, Inc.
3.38%, 03/15/2029	775,000	750,171
3.50%, 09/01/2030	1,553,000	1,480,078
3.50%, 07/15/2051	1,696,000	1,113,007
3.63%, 03/15/2032	303,000	281,803
4.63%, 03/15/2052	693,000	550,332
5.25%, 06/15/2049	1,011,000	892,541
5.45%, 04/01/2031	1,123,000	1,165,644
5.50%, 03/01/2032	474,000	491,240
5.75%, 03/01/2035	727,000	747,867
Humana, Inc.
4.88%, 04/01/2030	698,000	707,093
5.50%, 03/15/2053	311,000	279,346
5.75%, 04/15/2054	412,000	382,731
5.88%, 03/01/2033	630,000	658,545
Molina Healthcare, Inc.
3.88%, 11/15/2030*	250,000	229,639
6.25%, 01/15/2033*	483,000	486,435
Quest Diagnostics, Inc.
5.00%, 12/15/2034	526,000	526,756
Roche Holdings, Inc.
5.49%, 11/13/2030*	2,127,000	2,257,655
Select Medical Corp.
6.25%, 12/01/2032*#	444,000	446,567
UnitedHealth Group, Inc.
1.25%, 01/15/2026	1,560,000	1,541,682
4.25%, 06/15/2048	784,000	627,209
4.75%, 05/15/2052	1,385,000	1,164,777
4.90%, 04/15/2031	444,000	454,158
4.95%, 05/15/2062	589,000	498,271
		21,937,473
Home Builders — 0.1%
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.88%, 08/01/2033*	570,000	571,119
Lennar Corp.
5.20%, 07/30/2030	293,000	302,550
Mattamy Group Corp.
4.63%, 03/01/2030*	550,000	526,855
		1,400,524

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance — 1.0%
Acrisure LLC/Acrisure Finance, Inc.
6.75%, 07/01/2032*	$ 568,000	$ 582,771
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
6.50%, 10/01/2031*	512,000	523,380
Aon North America, Inc.
5.30%, 03/01/2031	2,106,000	2,195,453
5.75%, 03/01/2054	628,000	615,156
Arthur J Gallagher & Co.
5.75%, 07/15/2054	311,000	299,239
6.75%, 02/15/2054	404,000	441,191
Arthur J. Gallagher & Co.
4.85%, 12/15/2029	297,000	302,764
5.75%, 03/02/2053	955,000	922,823
Assurant, Inc.
5.55%, 02/15/2036	128,000	127,916
Athene Global Funding
1.73%, 10/02/2026*	2,207,000	2,147,107
4.86%, 08/27/2026*	569,000	571,882
5.32%, 11/13/2031*	911,000	932,455
Athene Holding, Ltd.
3.45%, 05/15/2052	205,000	129,551
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031*	432,000	448,348
Brown & Brown, Inc.
5.25%, 06/23/2032	1,180,000	1,206,164
6.25%, 06/23/2055	995,000	1,017,267
Chubb INA Holdings LLC
4.65%, 08/15/2029	885,000	902,299
CNO Global Funding
5.88%, 06/04/2027*	1,600,000	1,641,301
Equitable Financial Life Global Funding
1.30%, 07/12/2026*	2,176,000	2,123,170
F&G Annuities & Life, Inc.
6.25%, 10/04/2034	175,000	176,171
6.50%, 06/04/2029	290,000	302,225
F&G Global Funding
2.30%, 04/11/2027*	1,693,000	1,638,783
Hanover Insurance Group, Inc.
5.50%, 09/01/2035	258,000	258,035
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/2031*	599,000	618,661
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	475,000	502,405
Liberty Mutual Group, Inc.
4.30%, 02/01/2061*	1,241,000	781,064
Marsh & McLennan Cos., Inc.
4.55%, 11/08/2027	469,000	474,449
Meiji Yasuda Life Insurance Co.
5.80%, 09/11/2054*	703,000	715,909
New York Life Global Funding
4.85%, 01/09/2028*	322,000	327,688
Northwestern Mutual Global Funding
4.35%, 09/15/2027*	420,000	422,627
5.16%, 05/28/2031*	1,000,000	1,036,723
Northwestern Mutual Life Insurance Co.
6.17%, 05/29/2055*	268,000	279,517
Panther Escrow Issuer LLC
7.13%, 06/01/2031*	495,000	513,656
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Pricoa Global Funding I
4.65%, 08/27/2031*	$ 298,000	$ 300,798
Prudential Financial, Inc.
3.91%, 12/07/2047	443,000	344,988
5.70%, 09/15/2048	1,070,000	1,087,000
Prudential Funding Asia PLC
3.13%, 04/14/2030	396,000	378,403
Willis North America, Inc.
4.65%, 06/15/2027	783,000	788,091
5.90%, 03/05/2054	419,000	413,129
		28,490,559
Internet — 0.3%
Alibaba Group Holding, Ltd.
5.25%, 05/26/2035	430,000	445,347
Alphabet, Inc.
5.25%, 05/15/2055	373,000	363,327
5.30%, 05/15/2065	373,000	358,733
Amazon.com, Inc.
3.30%, 04/13/2027	528,000	523,690
3.60%, 04/13/2032	218,000	209,856
3.88%, 08/22/2037	224,000	203,542
4.05%, 08/22/2047	331,000	272,969
4.65%, 12/01/2029	402,000	412,748
Expedia Group, Inc.
2.95%, 03/15/2031	425,000	392,594
Gen Digital, Inc.
6.25%, 04/01/2033*	65,000	66,840
6.75%, 09/30/2027*	98,000	99,745
7.13%, 09/30/2030*	382,000	395,180
GrubHub Holdings, Inc.
5.50%, 07/01/2027*	705,000	702,574
ION Trading Technologies SARL
9.50%, 05/30/2029*	200,000	208,323
Match Group Holdings II LLC
3.63%, 10/01/2031*	123,000	111,020
4.13%, 08/01/2030*	356,000	335,210
6.13%, 09/15/2033*	215,000	217,364
Meituan
3.05%, 10/28/2030	624,000	581,851
4.63%, 10/02/2029*	325,000	325,975
Meta Platforms, Inc.
5.40%, 08/15/2054	875,000	839,372
5.55%, 08/15/2064	264,000	255,448
Prosus NV
4.03%, 08/03/2050	820,000	555,463
Uber Technologies, Inc.
4.80%, 09/15/2034	405,000	400,369
		8,277,540
Investment Companies — 0.0%
Abu Dhabi Developmental Holding Co. PJSC
5.25%, 10/02/2054*	220,000	210,681
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026*	78,000	76,930
8.00%, 06/15/2027*	93,000	96,464
		384,075
Iron/Steel — 0.2%
ATI, Inc.
5.13%, 10/01/2031	150,000	146,403
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027	50,000	49,939
6.25%, 10/01/2040	48,000	39,847

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Iron/Steel (continued)
7.00%, 03/15/2032*#	$ 804,000	$ 799,294
7.38%, 05/01/2033*	80,000	79,709
Commercial Metals Co.
3.88%, 02/15/2031	560,000	519,819
CSN Inova Ventures
6.75%, 01/28/2028	300,000	289,152
Mineral Resources, Ltd.
8.13%, 05/01/2027*	810,000	810,460
8.50%, 05/01/2030*#	25,000	25,948
9.25%, 10/01/2028*	283,000	295,853
Nucor Corp.
4.30%, 05/23/2027	528,000	529,337
5.10%, 06/01/2035	578,000	582,015
Steel Dynamics, Inc.
5.38%, 08/15/2034	301,000	307,636
5.75%, 05/15/2055	361,000	351,974
Usiminas International Sarl
7.50%, 01/27/2032*	400,000	403,000
Vale Overseas, Ltd.
6.40%, 06/28/2054	430,000	430,083
		5,660,469
Leisure Time — 0.1%
Carnival Corp.
5.75%, 08/01/2032*	235,000	238,878
6.00%, 05/01/2029*	874,000	885,333
6.13%, 02/15/2033*	230,000	236,188
NCL Corp., Ltd.
5.88%, 03/15/2026*	24,000	24,057
6.75%, 02/01/2032*	1,013,000	1,044,720
7.75%, 02/15/2029*	105,000	112,160
Royal Caribbean Cruises, Ltd.
6.00%, 02/01/2033*	882,000	904,906
		3,446,242
Lodging — 0.3%
Gohl Capital, Ltd.
4.25%, 01/24/2027	540,000	537,467
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	555,000	516,767
5.00%, 06/01/2029*	321,000	310,465
Marriott International, Inc.
2.85%, 04/15/2031	785,000	720,055
3.50%, 10/15/2032	398,000	364,979
5.50%, 04/15/2037	253,000	253,901
Melco Resorts Finance, Ltd.
5.38%, 12/04/2029*	691,000	665,222
Sands China, Ltd.
2.85%, 03/08/2029	800,000	748,969
4.38%, 06/18/2030	1,430,000	1,393,325
Station Casinos LLC
6.63%, 03/15/2032*	668,000	687,057
Travel & Leisure Co.
4.50%, 12/01/2029*	416,000	402,990
Travel + Leisure Co.
6.13%, 09/01/2033*	305,000	306,113
		6,907,310
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.
4.10%, 08/15/2028	1,027,000	1,030,466
4.38%, 08/16/2029#	263,000	266,636
Security Description	Shares or Principal Amount	Value

Machinery-Construction & Mining (continued)
4.40%, 03/03/2028	$ 401,000	$ 405,637
4.70%, 11/15/2029	663,000	679,217
5.00%, 05/14/2027	217,000	220,770
		2,602,726
Machinery-Diversified — 0.2%
AGCO Corp.
5.45%, 03/21/2027	761,000	770,830
Deere & Co.
5.45%, 01/16/2035	357,000	372,210
John Deere Capital Corp.
4.40%, 09/08/2031	629,000	632,331
4.55%, 06/05/2030	594,000	603,319
4.90%, 03/07/2031	387,000	398,685
4.95%, 07/14/2028	303,000	311,314
nVent Finance SARL
2.75%, 11/15/2031	597,000	530,392
Weir Group, Inc.
5.35%, 05/06/2030*	452,000	461,539
		4,080,620
Media — 0.8%
Belo Corp.
7.25%, 09/15/2027	216,000	224,211
Cable One, Inc.
4.00%, 11/15/2030*#	752,000	622,138
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/2034*#	425,000	369,018
5.38%, 06/01/2029*	367,000	364,150
6.38%, 09/01/2029*	628,000	637,568
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	1,479,000	1,063,210
3.85%, 04/01/2061	1,371,000	836,640
4.80%, 03/01/2050	2,161,000	1,671,954
6.10%, 06/01/2029	413,000	434,117
6.38%, 10/23/2035	198,000	206,320
6.70%, 12/01/2055	267,000	263,777
Comcast Corp.
3.40%, 04/01/2030	535,000	517,417
4.15%, 10/15/2028	1,408,000	1,412,490
4.60%, 10/15/2038	1,240,000	1,154,348
5.30%, 06/01/2034	1,000,000	1,029,334
5.50%, 05/15/2064	410,000	377,280
Cox Communications, Inc.
5.45%, 09/15/2028*	434,000	447,994
5.45%, 09/01/2034*	526,000	519,238
CSC Holdings LLC
4.13%, 12/01/2030*	250,000	163,809
4.50%, 11/15/2031*	455,000	295,166
5.75%, 01/15/2030*	462,000	217,084
Fox Corp.
5.58%, 01/25/2049#	535,000	504,378
Paramount Global
5.25%, 04/01/2044	307,000	249,791
5.85%, 09/01/2043	124,000	111,563
6.25%, 02/28/2057	513,000	499,378
6.38%, 03/30/2062	181,000	181,302
Sirius XM Radio, Inc.
3.88%, 09/01/2031*#	856,000	769,827
4.00%, 07/15/2028*	308,000	297,246
Sunrise FinCo I BV
4.88%, 07/15/2031*	611,000	583,786

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
TEGNA, Inc.
4.63%, 03/15/2028	$ 415,000	$ 411,561
Time Warner Cable LLC
6.55%, 05/01/2037	2,098,000	2,173,210
Univision Communications, Inc.
7.38%, 06/30/2030*	480,000	482,621
8.50%, 07/31/2031*	105,000	108,198
9.38%, 08/01/2032*	285,000	300,131
Virgin Media Finance PLC
5.00%, 07/15/2030*	511,000	467,382
Walt Disney Co.
2.00%, 09/01/2029	633,000	586,411
		20,554,048
Mining — 0.3%
Anglo American Capital PLC
5.75%, 04/05/2034*	1,330,000	1,379,939
6.00%, 04/05/2054	200,000	198,336
AngloGold Ashanti Holdings PLC
3.75%, 10/01/2030	520,000	492,054
Antofagasta PLC
2.38%, 10/14/2030	450,000	403,461
6.25%, 05/02/2034	300,000	316,957
Capstone Copper Corp.
6.75%, 03/31/2033*	390,000	400,498
Endeavour Mining PLC
7.00%, 05/28/2030*	400,000	408,524
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	999,000	949,920
Freeport Indonesia PT
5.32%, 04/14/2032	370,000	377,540
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	339,000	342,707
Minera Mexico SA de CV
4.50%, 01/26/2050	330,000	259,213
5.63%, 02/12/2032*	450,000	457,785
Navoi Mining & Metallurgical Co.
6.70%, 10/17/2028*	280,000	289,880
Navoi Mining & Metallurgical Combinat
6.95%, 10/17/2031	200,000	210,900
Novelis Corp.
6.38%, 08/15/2033*	438,000	442,499
South32 Treasury, Ltd.
4.35%, 04/14/2032*	747,000	712,821
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc.
5.85%, 05/13/2032*	205,000	210,751
		7,853,785
Miscellaneous Manufacturing — 0.1%
Carlisle Cos., Inc.
5.55%, 09/15/2040	181,000	181,160
Siemens Financieringsmaatschappij NV
2.15%, 03/11/2031*	685,000	616,036
Siemens Funding BV
4.90%, 05/28/2032*	567,000	579,794
5.80%, 05/28/2055*	208,000	214,328
5.90%, 05/28/2065*	206,000	213,390
		1,804,708
Multi-National — 0.1%
Africa Finance Corp.
5.55%, 10/08/2029*	760,000	773,346
Security Description	Shares or Principal Amount	Value

Multi-National (continued)
African Export-Import Bank/The
3.80%, 05/17/2031	$ 750,000	$ 663,239
Inter-American Development Bank
1.13%, 07/20/2028	1,599,000	1,489,636
		2,926,221
Oil & Gas — 1.0%
Aker BP ASA
5.13%, 10/01/2034*	390,000	377,796
5.80%, 10/01/2054*	215,000	191,959
APA Corp.
4.38%, 10/15/2028*	696,000	675,427
5.35%, 07/01/2049*	1,704,000	1,353,222
Atlas Sand Co. LLC
5.00%, 01/31/2026(6)(7)	171,432	167,146
Baytex Energy Corp.
7.38%, 03/15/2032*#	551,000	538,382
BP Capital Markets America, Inc.
3.54%, 04/06/2027	1,233,000	1,224,328
Chevron USA, Inc.
4.20%, 10/15/2049	909,000	724,339
Civitas Resources, Inc.
8.63%, 11/01/2030*	283,000	294,615
9.63%, 06/15/2033*	280,000	296,364
Comstock Resources, Inc.
5.88%, 01/15/2030*	378,000	354,761
6.75%, 03/01/2029*	211,000	208,013
ConocoPhillips Co.
5.50%, 01/15/2055	700,000	659,592
Coterra Energy, Inc.
5.40%, 02/15/2035	695,000	692,091
Crescent Energy Finance LLC
7.38%, 01/15/2033*	437,000	426,979
7.63%, 04/01/2032*	122,000	121,504
8.38%, 01/15/2034*	150,000	152,218
Devon Energy Corp.
5.75%, 09/15/2054	592,000	530,120
Diamondback Energy, Inc.
4.40%, 03/24/2051	371,000	287,787
6.25%, 03/15/2053	764,000	756,603
Eni SpA
5.95%, 05/15/2054*	490,000	475,687
Hess Corp.
6.00%, 01/15/2040	736,000	788,103
HF Sinclair Corp.
5.00%, 02/01/2028	420,000	420,300
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031*	873,000	840,037
7.25%, 02/15/2035*	140,000	136,601
KazMunayGas National Co. JSC
3.50%, 04/14/2033	250,000	221,598
6.38%, 10/24/2048	600,000	575,377
Marathon Petroleum Corp.
5.70%, 03/01/2035	659,000	672,989
Nabors Industries, Inc.
7.38%, 05/15/2027*	445,000	452,417
Occidental Petroleum Corp.
4.40%, 04/15/2046	106,000	80,310
6.13%, 01/01/2031	594,000	620,869
6.38%, 09/01/2028	220,000	229,563
6.45%, 09/15/2036	357,000	369,295
7.50%, 05/01/2031	292,000	326,008

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
ORLEN SA
6.00%, 01/30/2035*	$ 500,000	$ 517,355
Ovintiv, Inc.
6.25%, 07/15/2033	1,000,000	1,040,554
Pertamina Hulu Energi PT
5.25%, 05/21/2030*	510,000	522,008
Pertamina Persero PT
4.70%, 07/30/2049	1,500,000	1,263,009
Pioneer Natural Resources Co.
2.15%, 01/15/2031	495,000	444,139
5.10%, 03/29/2026	347,000	348,516
PTTEP Treasury Center Co., Ltd.
2.59%, 06/10/2027	560,000	542,683
Raizen Fuels Finance SA
6.45%, 03/05/2034*	200,000	195,125
6.45%, 03/05/2034	250,000	243,907
6.95%, 03/05/2054	400,000	369,275
Saudi Arabian Oil Co.
4.25%, 04/16/2039	400,000	359,224
5.88%, 07/17/2064*	425,000	404,377
Southwestern Energy Co.
4.75%, 02/01/2032	635,000	618,067
Strathcona Resources, Ltd.
6.88%, 08/01/2026*	768,000	767,881
Talos Production, Inc.
9.38%, 02/01/2031*	518,000	536,793
TotalEnergies Capital SA
5.43%, 09/10/2064	570,000	527,586
Valaris, Ltd.
8.38%, 04/30/2030*	561,000	584,049
Var Energi ASA
6.50%, 05/22/2035*	372,000	389,003
Vital Energy, Inc.
7.88%, 04/15/2032*#	670,000	660,144
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029*	511,000	518,182
Woodside Finance, Ltd.
5.40%, 05/19/2030	1,282,000	1,317,465
		28,411,742
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.63%, 09/01/2032*	520,000	533,045
6.88%, 04/01/2027*	38,000	38,035
Halliburton Co.
4.75%, 08/01/2043	397,000	343,936
Kodiak Gas Services LLC
7.25%, 02/15/2029*	537,000	555,451
Weatherford International, Ltd.
8.63%, 04/30/2030*	369,000	378,191
		1,848,658
Packaging & Containers — 0.3%
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031	115,000	104,103
5.10%, 03/17/2030	235,000	240,623
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028*#	838,000	791,962
4.00%, 09/01/2029*	100,000	91,763
Security Description	Shares or Principal Amount	Value

Packaging & Containers (continued)
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/2032*	$ 55,000	$ 56,511
8.75%, 04/15/2030*	637,000	656,444
Crown Americas LLC
5.25%, 04/01/2030	395,000	400,199
5.88%, 06/01/2033*	155,000	156,783
Iris Holding, Inc.
10.00%, 12/15/2028*	603,000	552,374
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*	17,000	16,961
7.88%, 04/15/2027*	323,000	326,845
Packaging Corp. of America
5.70%, 12/01/2033	1,637,000	1,719,415
Silgan Holdings, Inc.
4.13%, 02/01/2028	173,000	168,346
Smurfit Westrock Financing DAC
5.42%, 01/15/2035	234,000	238,254
Sonoco Products Co.
4.60%, 09/01/2029	869,000	873,126
5.00%, 09/01/2034#	425,000	415,938
		6,809,647
Pharmaceuticals — 1.2%
AbbVie, Inc.
4.05%, 11/21/2039	3,128,000	2,752,443
4.25%, 11/21/2049	841,000	685,222
4.95%, 03/15/2031	488,000	503,877
Astrazeneca Finance LLC
4.85%, 02/26/2029	762,000	782,512
4.88%, 03/03/2028	671,000	686,114
4.90%, 03/03/2030	726,000	749,771
Becton Dickinson & Co.
4.30%, 08/22/2032	746,000	727,569
4.69%, 02/13/2028	1,834,000	1,859,312
Bristol-Myers Squibb Co.
2.95%, 03/15/2032	658,000	600,287
3.25%, 08/01/2042	644,000	484,571
5.75%, 02/01/2031	669,000	715,595
Cardinal Health, Inc.
4.50%, 09/15/2030	305,000	305,555
4.50%, 11/15/2044	690,000	574,681
4.60%, 03/15/2043	2,899,000	2,476,870
5.13%, 02/15/2029	511,000	525,905
5.75%, 11/15/2054	256,000	246,018
Cencora, Inc.
4.30%, 12/15/2047	1,149,000	930,515
5.13%, 02/15/2034	1,831,000	1,851,173
CVS Health Corp.
5.13%, 07/20/2045	2,619,000	2,308,501
5.55%, 06/01/2031	567,000	592,407
Eli Lilly & Co.
3.10%, 05/15/2027	213,000	210,220
4.60%, 08/14/2034	434,000	431,522
4.75%, 02/12/2030	446,000	458,550
5.65%, 10/15/2065	267,000	264,757
EMD Finance LLC
5.00%, 10/15/2035*	661,000	654,377
GlaxoSmithKline Capital, Inc.
4.50%, 04/15/2030	441,000	446,397
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	804,000	703,967
12.25%, 04/15/2029*	650,000	705,269

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
McKesson Corp.
4.95%, 05/30/2032	$ 778,000	$ 793,402
Novartis Capital Corp.
4.00%, 09/18/2031	418,000	415,213
Organon & Co./Organon Foreign Debt Co.-Issuer BV
5.13%, 04/30/2031*#	643,000	550,976
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	1,436,000	1,438,872
5.11%, 05/19/2043	1,340,000	1,269,446
5.30%, 05/19/2053	1,477,000	1,375,881
5.34%, 05/19/2063	239,000	217,770
Takeda Pharmaceutical Co., Ltd.
3.18%, 07/09/2050	538,000	351,044
5.65%, 07/05/2044	253,000	253,338
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 05/09/2029#	165,000	165,469
6.00%, 12/01/2032	275,000	282,741
7.88%, 09/15/2029	280,000	305,583
Teva Pharmaceutical Finance Netherlands IV BV
5.75%, 12/01/2030	275,000	280,846
Viatris, Inc.
3.85%, 06/22/2040	283,000	211,625
4.00%, 06/22/2050	435,000	286,595
Zoetis, Inc.
5.60%, 11/16/2032	309,000	326,906
		32,759,664
Pipelines — 1.4%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035	265,258	269,082
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	169,000	169,466
Cheniere Energy Partners LP
5.55%, 10/30/2035*	744,000	750,838
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031*	278,000	282,348
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/2035*	2,050,000	2,059,524
5.96%, 02/15/2055*	1,390,000	1,323,773
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.38%, 06/30/2033*	415,000	415,269
8.63%, 03/15/2029*	355,000	371,084
Eastern Energy Gas Holdings LLC
6.20%, 01/15/2055	385,000	393,669
EIG Pearl Holdings Sarl
3.55%, 08/31/2036	590,070	535,994
Enbridge, Inc.
4.60%, 06/20/2028	239,000	241,553
Energy Transfer LP
4.90%, 03/15/2035	798,000	766,253
4.95%, 05/15/2028	500,000	508,201
5.15%, 02/01/2043	372,000	329,441
5.35%, 05/15/2045	772,000	691,291
5.40%, 10/01/2047	1,838,000	1,637,576
6.13%, 12/15/2045	386,000	379,780
Enterprise Products Operating LLC
3.70%, 01/31/2051	180,000	128,824
4.60%, 01/15/2031	306,000	308,762
Excelerate Energy LP
8.00%, 05/15/2030*	540,000	575,039
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Galaxy Pipeline Assets Bidco, Ltd.
2.16%, 03/31/2034	$ 774,008	$ 697,808
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/2032	712,000	739,020
8.00%, 05/15/2033	90,000	94,010
8.25%, 01/15/2029	142,000	148,254
GNL Quintero SA
4.63%, 07/31/2029	357,808	357,196
Gray Oak Pipeline LLC
3.45%, 10/15/2027*	2,946,000	2,899,048
Greensaif Pipelines Bidco Sarl
6.51%, 02/23/2042	360,000	383,108
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036	350,000	362,338
Harvest Midstream I LP
7.50%, 09/01/2028*	315,000	318,383
7.50%, 05/15/2032*	758,000	780,447
Howard Midstream Energy Partners LLC
6.63%, 01/15/2034*	75,000	76,225
7.38%, 07/15/2032*	592,000	617,349
ITT Holdings LLC
6.50%, 08/01/2029*	991,000	971,476
Kinder Morgan Energy Partners LP
5.50%, 03/01/2044	1,132,000	1,066,864
MPLX LP
4.80%, 02/15/2031	1,219,000	1,219,917
5.40%, 04/01/2035	745,000	739,720
5.50%, 06/01/2034	615,000	620,158
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	518,000	528,389
8.38%, 02/15/2032*	177,000	179,808
NGPL PipeCo LLC
3.25%, 07/15/2031*	550,000	495,348
Northern Natural Gas Co.
5.63%, 02/01/2054*	332,000	313,283
NuStar Logistics LP
6.38%, 10/01/2030	384,000	397,591
ONEOK Partners LP
6.65%, 10/01/2036	3,025,000	3,276,763
Oneok, Inc.
4.75%, 10/15/2031	730,000	729,990
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/2043	314,000	247,579
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	351,000	369,560
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/2027	220,000	221,886
5.03%, 10/01/2029	255,000	258,184
Targa Resources Corp.
4.90%, 09/15/2030	1,212,000	1,230,546
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.50%, 03/01/2030	376,000	383,170
Transportadora de Gas del Peru SA
4.25%, 04/30/2028	636,000	634,295
Venture Global LNG, Inc.
8.38%, 06/01/2031*	1,042,000	1,093,243
Western Midstream Operating LP
5.30%, 03/01/2048	209,000	176,093
Williams Cos., Inc.
4.63%, 06/30/2030	489,000	491,573
5.60%, 03/15/2035	540,000	554,088

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
5.75%, 06/24/2044	$ 1,297,000	$ 1,265,211
6.00%, 03/15/2055	145,000	144,202
		37,219,890
Real Estate — 0.1%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	542,000	547,342
Greystar Real Estate Partners LLC
7.75%, 09/01/2030*	423,000	447,913
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	823,000	783,750
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/2031*	1,061,000	943,091
Sobha Sukuk, Ltd.
8.75%, 07/17/2028	300,000	313,168
		3,035,264
REITS — 0.6%
American Tower Corp.
2.30%, 09/15/2031	1,728,000	1,521,181
3.13%, 01/15/2027	469,000	461,922
5.20%, 02/15/2029	1,977,000	2,033,088
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*#	736,000	707,580
Arbor Realty SR, Inc.
7.88%, 07/15/2030*	735,000	765,139
Blackstone Mtg. Trust, Inc.
7.75%, 12/01/2029*	534,000	569,410
Brixmor Operating Partnership LP
2.50%, 08/16/2031	1,000,000	885,913
Crown Castle, Inc.
5.00%, 01/11/2028	442,000	448,008
5.60%, 06/01/2029	1,016,000	1,055,554
ERP Operating LP
4.95%, 06/15/2032	122,000	124,591
Essex Portfolio LP
1.65%, 01/15/2031	1,000,000	857,755
Goodman US Finance Six LLC
5.13%, 10/07/2034*	250,000	249,940
Host Hotels & Resorts LP
3.50%, 09/15/2030	1,705,000	1,603,163
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	201,000	197,706
4.75%, 06/15/2029*	493,000	482,078
LXP Industrial Trust
2.38%, 10/01/2031	294,000	253,996
National Health Investors, Inc.
3.00%, 02/01/2031	501,000	447,551
NNN REIT, Inc.
5.50%, 06/15/2034	430,000	442,617
Service Properties Trust
8.88%, 06/15/2032#	542,000	559,358
Starwood Property Trust, Inc.
6.50%, 07/01/2030*	556,000	577,064
UDR, Inc.
2.10%, 08/01/2032	583,000	491,753
Ventas Realty LP
2.50%, 09/01/2031	1,000,000	890,394
Security Description	Shares or Principal Amount	Value

REITS (continued)
Weyerhaeuser Co.
4.00%, 03/09/2052	$ 299,000	$ 225,593
4.75%, 05/15/2026	220,000	220,549
		16,071,903
Retail — 0.5%
AutoNation, Inc.
5.89%, 03/15/2035	213,000	217,660
AutoZone, Inc.
5.10%, 07/15/2029	209,000	215,239
6.25%, 11/01/2028	319,000	338,794
Brinker International, Inc.
8.25%, 07/15/2030*	526,000	559,311
CEC Entertainment LLC
6.75%, 05/01/2026*	823,000	819,648
Darden Restaurants, Inc.
4.35%, 10/15/2027	326,000	327,538
El Puerto de Liverpool SAB de CV
3.88%, 10/06/2026	284,000	281,743
6.26%, 01/22/2032*	540,000	565,758
FirstCash, Inc.
4.63%, 09/01/2028*	227,000	222,888
5.63%, 01/01/2030*	273,000	272,549
6.88%, 03/01/2032*	65,000	67,449
Genuine Parts Co.
6.50%, 11/01/2028	996,000	1,059,471
Home Depot, Inc.
4.90%, 04/15/2029	374,000	385,358
Kohl's Corp.
5.13%, 05/01/2031#	1,222,000	961,477
LBM Acquisition LLC
6.25%, 01/15/2029*#	567,000	520,156
9.50%, 06/15/2031*	305,000	319,646
Lowe's Cos., Inc.
3.70%, 04/15/2046	300,000	222,696
McDonald's Corp.
3.63%, 09/01/2049	1,722,000	1,250,797
4.45%, 03/01/2047	1,384,000	1,168,489
4.80%, 08/14/2028	1,136,000	1,161,433
Murphy Oil USA, Inc.
4.75%, 09/15/2029	467,000	459,215
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	715,000	708,291
5.75%, 11/20/2026	373,000	379,219
Park River Holdings, Inc.
6.75%, 08/01/2029*#	667,000	629,936
PetSmart LLC/PetSmart Finance Corp.
7.50%, 09/15/2032*	575,000	569,032
QXO Building Products, Inc.
6.75%, 04/30/2032*	321,000	331,530
Raising Cane's Restaurants LLC
9.38%, 05/01/2029*	211,000	222,418
		14,237,741
Savings & Loans — 0.1%
Nationwide Building Society
5.54%, 07/14/2036*	2,010,000	2,047,604
Semiconductors — 0.5%
Applied Materials, Inc.
4.80%, 06/15/2029	296,000	304,189
Broadcom, Inc.
2.45%, 02/15/2031*	970,000	877,005
3.19%, 11/15/2036*	1,945,000	1,623,565

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors (continued)
4.55%, 02/15/2032	$ 646,000	$ 642,978
4.90%, 07/15/2032	423,000	428,190
5.05%, 07/12/2029	1,600,000	1,645,245
Entegris, Inc.
5.95%, 06/15/2030*	387,000	391,974
Foundry JV Holdco LLC
5.90%, 01/25/2033*	338,000	354,241
6.15%, 01/25/2032*	562,000	596,660
6.25%, 01/25/2035*	476,000	503,743
6.40%, 01/25/2038*	295,000	315,904
Intel Corp.
3.05%, 08/12/2051	580,000	342,948
3.25%, 11/15/2049	580,000	362,200
3.73%, 12/08/2047	1,193,000	830,109
4.15%, 08/05/2032	382,000	363,569
5.70%, 02/10/2053	375,000	344,846
Marvell Technology, Inc.
2.95%, 04/15/2031	1,100,000	1,010,427
5.45%, 07/15/2035	1,471,000	1,496,008
QUALCOMM, Inc.
4.75%, 05/20/2032	314,000	319,598
SK Hynix, Inc.
2.38%, 01/19/2031	650,000	582,165
Texas Instruments, Inc.
4.60%, 02/15/2028	481,000	489,172
5.05%, 05/18/2063	402,000	361,072
		14,185,808
Software — 0.7%
Adobe, Inc.
4.75%, 01/17/2028	704,000	717,939
4.85%, 04/04/2027#	263,000	266,903
Cadence Design Systems, Inc.
4.70%, 09/10/2034	1,052,000	1,041,496
Capstone Borrower, Inc.
8.00%, 06/15/2030*	545,000	570,654
Cloud Software Group, Inc.
6.50%, 03/31/2029*	683,000	690,511
6.63%, 08/15/2033*	295,000	299,078
8.25%, 06/30/2032*	50,000	53,456
Fiserv, Inc.
4.40%, 07/01/2049	776,000	620,523
5.15%, 08/12/2034	417,000	418,006
5.25%, 08/11/2035	918,000	914,386
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl
4.63%, 05/01/2028*	628,000	593,577
Intuit, Inc.
5.20%, 09/15/2033	559,000	579,764
MSCI, Inc.
5.25%, 09/01/2035	248,000	246,015
Open Text Corp.
3.88%, 12/01/2029*	360,000	339,350
Oracle Corp.
2.30%, 03/25/2028	972,000	928,980
3.60%, 04/01/2050	1,590,000	1,087,367
3.80%, 11/15/2037	3,052,000	2,603,352
4.00%, 11/15/2047	927,000	700,418
4.70%, 09/27/2034	373,000	360,570
5.55%, 02/06/2053	339,000	311,015
6.00%, 08/03/2055	930,000	908,497
Security Description	Shares or Principal Amount	Value

Software (continued)
Rackspace Finance LLC
3.50%, 05/15/2028*	$ 884,400	$ 419,146
Roper Technologies, Inc.
4.25%, 09/15/2028	344,000	345,316
4.75%, 02/15/2032	425,000	427,986
Synopsys, Inc.
5.70%, 04/01/2055	815,000	800,192
Take-Two Interactive Software, Inc.
5.60%, 06/12/2034	1,510,000	1,567,517
		17,812,014
Telecommunications — 1.0%
Altice Financing SA
5.00%, 01/15/2028*	1,110,000	906,370
5.75%, 08/15/2029*	394,000	312,245
AT&T, Inc.
3.85%, 06/01/2060	735,000	504,641
4.50%, 05/15/2035	6,579,000	6,294,594
4.75%, 05/15/2046	137,000	119,283
4.90%, 08/15/2037	2,083,000	2,007,191
6.05%, 08/15/2056	190,000	191,035
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/2055	357,000	364,608
7.00%, 09/15/2055	270,000	276,152
C&W Senior Finance, Ltd.
9.00%, 01/15/2033*	510,000	535,466
Cisco Systems, Inc.
5.10%, 02/24/2035	967,000	989,564
Connect Finco SARL/Connect US Finco LLC
9.00%, 09/15/2029*	613,000	638,641
Corning, Inc.
3.90%, 11/15/2049	376,000	285,979
Iliad Holding SASU
7.00%, 04/15/2032*	672,000	691,145
8.50%, 04/15/2031*	400,000	430,348
Motorola Solutions, Inc.
5.55%, 08/15/2035	438,000	451,696
NTT Finance Corp.
5.17%, 07/16/2032*	1,349,000	1,374,444
Rogers Communications, Inc.
7.00%, 04/15/2055	111,000	113,862
7.13%, 04/15/2055	446,000	462,982
Sable International Finance, Ltd.
7.13%, 10/15/2032*	510,000	518,544
Telefonica Emisiones SA
4.90%, 03/06/2048	251,000	210,944
5.21%, 03/08/2047	500,000	439,062
Telesat Canada/Telesat LLC
4.88%, 06/01/2027*	483,000	351,382
T-Mobile USA, Inc.
3.00%, 02/15/2041	1,986,000	1,451,000
3.60%, 11/15/2060	420,000	274,349
Turkcell Iletisim Hizmetleri AS
7.45%, 01/24/2030*	400,000	416,658
Verizon Communications, Inc.
2.85%, 09/03/2041	970,000	691,533
3.00%, 11/20/2060	759,000	442,381
3.40%, 03/22/2041	430,000	333,083
3.88%, 03/01/2052	296,000	219,204
4.50%, 08/10/2033	741,000	724,827
5.25%, 04/02/2035	762,000	769,245
Viasat, Inc.
7.50%, 05/30/2031*#	523,000	490,957

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
Vmed O2 UK Financing I PLC
7.75%, 04/15/2032*	$ 576,000	$ 602,529
Vodafone Group PLC
5.13%, 06/04/2081	251,000	194,641
5.75%, 06/28/2054	379,000	362,030
5.75%, 02/10/2063	1,000,000	940,465
5.88%, 06/28/2064	790,000	760,162
Zayo Group Holdings, Inc.
6.13%, 03/01/2028*	645,000	599,054
		27,742,296
Transportation — 0.4%
Burlington Northern Santa Fe LLC
4.15%, 12/15/2048	1,583,000	1,284,848
4.45%, 03/15/2043	1,346,000	1,181,030
5.80%, 03/15/2056	217,000	220,127
Canadian Pacific Railway Co.
4.70%, 05/01/2048	1,086,000	951,542
5.20%, 03/30/2035#	217,000	221,065
6.13%, 09/15/2115	203,000	204,443
CSX Corp.
4.50%, 11/15/2052	793,000	661,915
FedEx Corp. Pass-Through Trust
1.88%, 08/20/2035	1,217,642	1,062,819
Ryder System, Inc.
5.25%, 06/01/2028	746,000	766,216
6.60%, 12/01/2033	832,000	921,257
Star Leasing Co. LLC
7.63%, 02/15/2030*	603,000	596,480
Stonepeak Nile Parent LLC
7.25%, 03/15/2032*	606,000	636,207
TTX Co.
5.50%, 09/25/2026*	1,285,000	1,300,099
		10,008,048
Trucking & Leasing — 0.2%
DAE Funding LLC
3.38%, 03/20/2028	500,000	481,947
GATX Corp.
3.25%, 09/15/2026	564,000	556,800
4.00%, 06/30/2030	226,000	222,094
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.25%, 02/01/2030*	657,000	677,835
5.35%, 03/30/2029*	741,000	763,653
6.05%, 08/01/2028*	550,000	575,458
6.20%, 06/15/2030*	1,329,000	1,423,148
		4,700,935
Total Corporate Bonds & Notes (cost $847,958,355)		842,475,917
ASSET BACKED SECURITIES — 6.6%
Auto Loan Receivables — 2.6%
American Credit Acceptance Receivables Trust
Series 2024-3, Class D 6.04%, 07/12/2030*	3,037,000	3,113,389
Avis Budget Rental Car Funding AESOP LLC
Series 2022-1A, Class A 3.83%, 08/21/2028*	5,000,000	4,958,144
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C 5.70%, 07/16/2029	5,004,000	5,067,740
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Series 2024-3, Class D 5.83%, 05/15/2030	$ 2,363,000	$ 2,418,015
Carmax Auto Owner Trust
Series 2025-1, Class A3 4.84%, 01/15/2030	1,095,000	1,111,509
CarMax Auto Owner Trust
Series 2023-1, Class A3 4.75%, 10/15/2027	449,193	450,011
Citizens Auto Receivables Trust
Series 2024-1, Class A3 5.11%, 04/17/2028*	1,000,000	1,005,359
Credit Acceptance Auto Loan Trust
Series 2025-1A, Class C 5.71%, 07/16/2035*	2,600,000	2,665,396
Series 2024-2A, Class C 6.70%, 10/16/2034*	4,001,000	4,161,273
Exeter Automobile Receivables Trust
Series 2025-2A, Class D 5.89%, 07/15/2031	4,700,000	4,851,351
FHF Issuer Trust
Series 2024-2A, Class B 5.97%, 06/15/2030*	1,350,000	1,384,847
Ford Credit Floorplan Master Owner Trust
Series 2018-4, Class A 4.06%, 11/15/2030	3,025,000	3,023,873
GLS Auto Receivables Issuer Trust
Series 2024-2A, Class C 6.03%, 02/15/2030*	3,290,000	3,362,162
GLS Auto Receivables Issuer Trust 2024-3
Series 2024-3A, Class D 5.53%, 02/18/2031*	3,533,000	3,600,094
GLS Auto Select Receivables Trust
Series 2024-3A, Class C 5.92%, 08/15/2030*	2,500,000	2,576,678
GM Financial Consumer Automobile Receivables Trust
Series 2022-4, Class A4 4.88%, 08/16/2028	1,250,000	1,258,250
Harley-Davidson Motorcycle Trust
Series 2024-A, Class A4 5.29%, 12/15/2031	2,158,000	2,213,677
Honda Auto Receivables Owner Trust
Series 2023-2, Class A4 4.91%, 09/17/2029	1,175,000	1,185,495
Hyundai Auto Receivables Trust
Series 2023-C, Class A4 5.55%, 12/17/2029	1,400,000	1,437,654
Mercedes-Benz Auto Lease Trust
Series 2024-A, Class A4 5.32%, 02/15/2030	1,198,000	1,219,206
Mercedes-Benz Auto Receivables Trust
Series 2023-1, Class A3 4.51%, 11/15/2027	858,633	859,638
Santander Drive Auto Receivables Trust
Series 2024-3, Class D 5.97%, 10/15/2031	3,405,000	3,511,176
SBNA Auto Lease Trust
Series 2024-B, Class A4 5.55%, 12/20/2028*	1,633,000	1,657,324
Tesla Electric Vehicle Trust
Series 2023-1, Class A3 5.38%, 06/20/2028*	175,000	176,615

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A4 4.66%, 09/15/2028	$ 3,970,000	$ 4,002,575
Series 2024-A, Class A4 4.77%, 04/16/2029	920,000	934,328
Series 2024-C, Class A3 4.88%, 03/15/2029	2,800,000	2,825,187
Series 2023-D, Class A3 5.54%, 08/15/2028	1,800,000	1,820,646
Veros Auto Receivables Trust
Series 2024-1, Class B 6.60%, 06/15/2028*	2,505,000	2,541,929
Volkswagen Auto Loan Enhanced Trust
Series 2025-1, Class A4 4.61%, 07/21/2031	1,450,000	1,473,094
		70,866,635
Credit Card Receivables — 0.4%
American Express Credit Account Master Trust
Series 2025-4, Class A 4.30%, 07/15/2030	800,000	809,701
BA Credit Card Trust
Series 2023-A2, Class A2 4.98%, 11/15/2028	1,850,000	1,870,558
Chase Issuance Trust
Series 2024-A2, Class A 4.63%, 01/15/2031	1,975,000	2,020,799
Citibank Credit Card Issuance Trust
Series 2018-A7, Class A7 3.96%, 10/13/2030	325,000	325,195
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A 6.56%, 07/20/2029*	2,735,000	2,757,468
WF Card Issuance Trust
Series 2024-A1, Class A 4.94%, 02/15/2029	700,000	709,163
World Financial Network Credit Card Master Trust
Series 2024-A, Class A 5.47%, 02/15/2031	2,079,000	2,123,973
		10,616,857
Other Asset Backed Securities — 3.6%
AMSR Trust
Series 2024-SFR1, Class C 4.29%, 07/17/2041*(5)	2,523,000	2,452,899
Bridge Trust
Series 2024-SFR1, Class C 4.30%, 08/17/2040*	2,100,000	2,027,174
Series 2024-SFR1, Class D 4.30%, 08/17/2040*	2,277,000	2,176,371
Cascade MH Asset Trust VRS
Series 2024-MH1, Class A1 5.70%, 11/25/2056*(1)	2,587,666	2,667,994
CFMT LLC VRS
Series 2024-HB13, Class M1 3.00%, 05/25/2034*(1)	2,695,000	2,587,368
Crossroads Asset Trust
Series 2025-A, Class C 5.51%, 02/20/2032*	695,000	709,011
FirstKey Homes Trust
Series 2021-SFR1, Class E1 2.39%, 08/17/2038*	3,500,000	3,405,520
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Series 2021-SFR1, Class E2 2.49%, 08/17/2038*	$ 4,000,000	$ 3,891,978
Series 2020-SFR1, Class E 2.79%, 08/17/2037*	4,100,000	4,090,142
GreatAmerica Leasing Receivables Funding LLC
Series 2024-2, Class A3 5.00%, 09/15/2028*	1,467,000	1,489,249
HINNT LLC
Series 2025-A, Class B 5.45%, 03/15/2044*	3,171,590	3,204,481
Home Partners of America Trust
Series 2021-2, Class E1 2.85%, 12/17/2026*	2,844,905	2,746,284
Series 2021-2, Class E2 2.95%, 12/17/2026*	215,887	208,277
Series 2019-2, Class E 3.32%, 10/19/2039*	915,851	885,026
Series 2019-1, Class D 3.41%, 09/17/2039*	1,524,362	1,486,450
Identity Digital Capital LLC
6.79%, 03/20/2065(6)	3,000,000	3,052,500
Jonah Energy ABS II LLC
Series 2024-1A, Class A1 6.50%, 08/10/2039*	2,268,893	2,279,330
Mariner Finance Issuance Trust
Series 2024-AA, Class C 6.00%, 09/22/2036*	1,314,000	1,344,318
Series 2024-AA, Class D 6.77%, 09/22/2036*	2,678,000	2,751,048
Navient Private Education Loan Trust
Series 2020-A, Class A2A 2.46%, 11/15/2068*	547,771	528,641
OneMain Financial Issuance Trust
Series 2020-2A, Class B 2.21%, 09/14/2035*	2,800,000	2,678,700
Oportun Issuance Trust
Series 2021-C, Class A 2.18%, 10/08/2031*	2,441,968	2,391,523
PEAC Solutions Receivables LLC
Series 2024-1A, Class A3 5.64%, 11/20/2030*	4,500,000	4,624,025
PRET Trust VRS
Series 2024-RPL2, Class A1 4.08%, 06/25/2064*(1)	2,517,752	2,418,231
Progress Residential Trust
Series 2024-SFR4, Class C 3.33%, 07/17/2041*	1,228,000	1,156,786
Series 2024-SFR3, Class C 3.50%, 06/17/2041*	1,939,000	1,840,586
Series 2024-SFR3, Class D 3.50%, 06/17/2041*	2,764,000	2,596,527
Series 2021-SFR10, Class E1 3.57%, 12/17/2040*	2,953,192	2,825,022
Reach ABS Trust
Series 2025-2A, Class B 5.12%, 08/18/2032*	1,825,000	1,840,690
Series 2024-2A, Class B 5.84%, 07/15/2031*	2,613,000	2,655,084
ReNew
Series 2023-1A, Class A 5.90%, 11/20/2058*	3,945,053	3,904,355

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Republic Finance Issuance Trust
Series 2024-A, Class A 5.91%, 08/20/2032*	$ 2,400,000	$ 2,428,410
SCF Equipment Leasing LLC
Series 2024-1A, Class C 5.82%, 09/20/2032*	1,728,000	1,792,390
Series 2024-1A, Class D 6.58%, 06/21/2033*	2,094,000	2,203,909
SCF Equipment Trust LLC
Series 2025-1A, Class D 5.88%, 11/20/2035*	623,000	641,474
Sierra Timeshare Receivables Funding LLC
Series 2024-2A, Class C 5.83%, 06/20/2041*	1,454,400	1,472,840
Stream Innovations Issuer Trust
Series 2025-1A, Class B 5.48%, 09/15/2045*	1,598,899	1,622,147
Series 2024-1A, Class A 6.27%, 07/15/2044*	2,402,021	2,503,357
Tricon Residential Trust
Series 2024-SFR2, Class A 4.75%, 06/17/2040*	2,694,778	2,710,832
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	1,142,528	1,162,738
Verizon Master Trust
Series 2023-6, Class A 5.35%, 09/22/2031*	3,340,000	3,464,911
Series 2023-7, Class A1A 5.67%, 11/20/2029	200,000	203,753
Westgate Resorts LLC
Series 2024-1A, Class B 6.56%, 01/20/2038*	1,525,853	1,547,980
Series 2024-1A, Class C 7.06%, 01/20/2038*	1,741,722	1,767,880
		96,438,211
Total Asset Backed Securities (cost $173,466,034)		177,921,703
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.0%
Commercial and Residential — 2.4%
Ajax Mtg. Loan Trust
Series 2022-A, Class A1 3.50%, 10/25/2061*(5)	4,148,547	4,037,808
Anchor Mtg. Trust
Series 2025-RTL1, Class A1 5.72%, 05/25/2040*(5)	1,705,000	1,714,127
BAMLL Re-REMIC Trust VRS
Series 2024-FRR3, Class B 1.46%, 01/27/2050*(1)	5,000,000	4,702,434
Brean Asset Backed Securities Trust
Series 2024-RM8, Class A1 4.50%, 05/25/2064*	1,901,547	1,869,316
BVRT 2025-1 LLC FRS
Series 2025-1, Class A 4.34%, (SOFR30A+0.00%), 05/10/2033*	3,066,388	2,954,607
BX Commercial Mtg. Trust FRS
Series 2019-IMC, Class A 5.41%, (TSFR1M+1.05%), 04/15/2034*	1,554,232	1,544,518
Center Street Lending Resi-Investor ABS Mtg. Trust
Series 2024-RTL1, Class A1 6.89%, 10/25/2029*(5)	2,950,000	2,977,648
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Chase Mtg. Finance Corp. VRS
Series 2016-SH2, Class M2 3.75%, 12/25/2045*(1)	$ 792,064	$ 737,644
Citigroup Commercial Mtg. Trust VRS
Series 2018-C5, Class A4 4.23%, 06/10/2051(1)	1,000,000	994,176
COMM Mtg. Trust VRS
Series 2016-787S, Class B 3.96%, 02/10/2036*(1)	1,629,000	1,605,323
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class A2 3.00%, 09/17/2052	33,986	33,495
DBSG Mtg. Trust VRS
Series 2024-ALTA, Class A 6.14%, 06/10/2037*(1)	2,900,000	2,946,864
GS Mtg. Backed Securities Trust
Series 2024-RPL4, Class A1 3.90%, 09/25/2061*(5)	2,970,311	2,882,479
GS Mtg.-Backed Securities Trust VRS
Series 2025-SL1, Class A1 5.85%, 11/25/2067*(1)	3,295,369	3,329,453
LHOME Mtg. Trust
Series 2024-RTL5, Class A1 5.32%, 09/25/2039*(5)	2,300,000	2,303,962
Series 2025-RTL1, Class A1 5.65%, 01/25/2040*(5)	2,100,000	2,115,101
MFA Trust
Series 2024-RTL3, Class A1 5.91%, 11/25/2039*(5)	3,260,000	3,285,000
MSDB Trust VRS
Series 2017-712F, Class A 3.43%, 07/11/2039*(1)	5,310,000	5,093,667
New Residential Mtg. Loan Trust
Series 2024-RTL2, Class A1 5.44%, 09/25/2039*(5)	4,000,000	4,014,823
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	11,400,000	10,489,004
PRPM LLC
Series 2024-RCF3, Class A1 4.00%, 05/25/2054*(5)	1,386,875	1,368,014
Roc Mtg. Trust
Series 2025-RTL1, Class A1 5.63%, 02/25/2040*(5)	1,600,000	1,604,721
ROCK Trust
Series 2024-CNTR, Class A 5.39%, 11/13/2041*	1,100,000	1,132,293
Shellpoint Co.-Originator Trust VRS
Series 2017-2, Class A1 3.50%, 10/25/2047*(1)	148,590	136,822
Toorak Mtg. Trust
Series 2025-RRTL1, Class A1 5.52%, 02/25/2040*(5)	2,500,000	2,502,397
		66,375,696
U.S. Government Agency — 1.6%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2020-K105, Class C 3.53%, 03/25/2053*(1)	4,800,000	4,485,414
Series 2017-K70, Class C 3.94%, 12/25/2049*(1)	4,500,000	4,385,776

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2019-K91, Class C 4.40%, 04/25/2051*(1)	$ 3,000,000	$ 2,909,458
Series 2018-K83, Class B 4.42%, 11/25/2051*(1)	3,000,000	2,981,546
Series 2019-K90, Class C 4.47%, 02/25/2052*(1)	1,500,000	1,470,941
Series 2019-K88, Class C 4.53%, 02/25/2052*(1)	1,645,000	1,611,109
Federal Home Loan Mtg. Corp. Multifamily Structured Credit Risk FRS
Series 2024-MN8, Class M1 7.20%, (SOFR30A+2.85%), 05/25/2044*	1,551,204	1,568,183
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00%, 09/15/2045	224,392	220,496
Federal Home Loan Mtg. Corp. REMIC FRS
Series 3572, Class JS 2.34%, (6.69%-SOFR30A), 09/15/2039(8)(9)	147,689	10,198
Federal National Mtg. Assoc. REMIC
Series 2021-95, Class GA 1.88%, 03/25/2051	4,485,901	3,785,535
Series 2017-100, Class NP 3.00%, 12/25/2047	2,169,229	1,944,541
Series 2018-27, Class EA 3.00%, 05/25/2048	2,847,992	2,556,923
Series 2018-35, Class CD 3.00%, 05/25/2048	2,993,753	2,646,459
Federal National Mtg. Assoc. REMIC VRS
Series 2023-M2, Class 3A2 2.04%, 04/25/2032(1)	5,000,000	4,331,185
Government National Mtg. Assoc. REMIC
Series 2025-6, Class A 3.50%, 11/20/2050	4,698,350	4,437,697
Series 2024-64, Class YH 5.00%, 04/20/2054	2,951,058	2,831,990
Government National Mtg. Assoc. REMIC VRS
Series 2013-118, Class B 2.50%, 10/16/2043(1)	1,051,810	994,087
		43,171,538
Total Collateralized Mortgage Obligations (cost $108,573,047)		109,547,234
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 55.1%
U.S. Government — 20.9%
United States Treasury Bonds
1.25%, 05/15/2050	1,219,000	574,406
1.75%, 08/15/2041	14,960,000	9,909,831
1.88%, 02/15/2051 to 11/15/2051	9,801,000	5,366,329
2.00%, 11/15/2041 to 08/15/2051	13,971,000	9,455,455
2.25%, 02/15/2052	23,835,000	14,247,930
2.38%, 02/15/2042 to 05/15/2051	46,721,000	30,846,878
3.00%, 11/15/2045 to 05/15/2047	10,021,000	7,444,065
3.38%, 11/15/2048	22,308,000	17,408,083
4.13%, 08/15/2053#	187,000	163,778
4.25%, 02/15/2054 to 08/15/2054	29,347,000	26,256,394
4.50%, 02/15/2044 to 11/15/2054	25,086,000	23,907,834
4.63%, 05/15/2044 to 02/15/2055	7,822,000	7,553,611
4.75%, 11/15/2043 to 05/15/2055	4,723,000	4,609,489
4.88%, 08/15/2045	291,000	291,318
5.00%, 05/15/2045	1,160,000	1,179,394
United States Treasury Bonds STRIPS
Zero Coupon, 11/15/2031 to 02/15/2043	45,419,000	30,682,763
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
United States Treasury Notes
1.25%, 12/31/2026	$ 838,000	$ 810,863
1.50%, 01/31/2027	2,280,000	2,209,908
1.63%, 11/30/2026	640,000	623,350
1.75%, 11/15/2029	1,279,000	1,187,022
2.25%, 08/15/2027	230,000	224,016
2.38%, 05/15/2029	500,000	478,633
2.63%, 02/15/2029	171,000	165,589
2.88%, 04/30/2029	35,010,000	34,123,809
3.63%, 08/15/2028	1,500,000	1,501,992
3.75%, 05/15/2028	2,000,000	2,008,125
3.88%, 07/31/2030 to 08/15/2034	5,630,000	5,560,761
4.00%, 12/15/2027 to 02/15/2034	103,019,000	103,822,541
4.13%, 03/31/2029 to 10/31/2031	113,540,000	115,432,034
4.25%, 01/15/2028 to 08/15/2035	69,077,000	70,290,992
4.38%, 12/31/2029 to 01/31/2032	11,404,000	11,723,835
4.50%, 03/31/2026 to 11/15/2033	13,705,000	14,141,364
4.63%, 04/30/2029 to 04/30/2031	14,000,000	14,545,156
		568,747,548
U.S. Government Agency — 34.2%
Federal Home Loan Bank
2.13%, 09/14/2029	7,765,000	7,295,769
3.25%, 11/16/2028#	1,000,000	990,697
5.50%, 07/15/2036	250,000	272,469
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	8,248,478	7,371,267
2.00%, 02/01/2036 to 04/01/2052	50,627,978	42,587,055
2.50%, 01/01/2028 to 11/01/2051	27,446,795	23,193,442
3.00%, 08/01/2027 to 06/01/2052	14,537,373	13,090,244
3.50%, 11/01/2041 to 03/01/2053	37,810,971	34,687,258
4.00%, 09/01/2040 to 06/01/2052	17,755,971	16,799,381
4.50%, 12/01/2039 to 12/01/2048	6,845,608	6,763,775
5.00%, 10/01/2033 to 06/01/2055	21,067,983	20,891,662
5.50%, 11/01/2032 to 12/01/2054	47,714,602	48,110,304
6.00%, 10/01/2033 to 03/01/2055	4,779,838	4,887,275
6.50%, 02/01/2035 to 01/01/2054	6,020,068	6,238,525
6.75%, 09/15/2029 to 03/15/2031#	750,000	845,398
Federal Home Loan Mtg. Corp. FRS
6.10%, (RFUCCT6M+1.49%), 02/01/2037	31,769	32,198
Federal National Mtg. Assoc.
1.17%, 11/01/2030	9,000,000	7,741,657
1.50%, 12/01/2050 to 03/01/2051	8,603,752	6,499,264
1.97%, 11/01/2031	4,489,169	3,965,299
2.00%, 11/01/2035 to 03/01/2052	126,382,431	103,091,170
2.37%, 06/01/2029	2,974,213	2,793,236
2.50%, 12/01/2026 to 05/01/2052	146,037,324	123,997,654
3.00%, 10/01/2027 to 07/01/2052	85,317,068	75,821,780
3.50%, 08/01/2026 to 04/01/2052	53,672,961	49,304,312
4.00%, 11/01/2025 to 10/01/2052	44,570,921	42,193,861
4.37%, 01/01/2032	7,342,867	7,366,041
4.42%, 06/01/2032	6,200,000	6,209,599
4.45%, 08/01/2032	2,000,000	2,003,721
4.48%, 05/01/2035	8,606,626	8,542,404
4.50%, 02/01/2040 to 09/01/2054	25,957,264	25,198,018
4.61%, 07/01/2032 to 10/01/2032	13,787,000	13,953,390
4.70%, 05/01/2035	2,735,200	2,747,177
4.90%, 04/01/2035	7,892,000	8,021,066
4.96%, 09/01/2032	5,547,000	5,677,791
5.00%, 09/01/2033 to 11/01/2054	36,529,916	36,170,371
5.02%, 01/01/2033	1,933,000	1,987,682
5.08%, 09/01/2031	834,704	864,588
5.24%, 12/01/2033	2,782,000	2,905,190

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
5.50%, 04/01/2033 to 09/01/2053	$ 12,980,919	$ 13,131,156
6.00%, 02/01/2032 to 11/01/2053	34,976,301	35,836,450
6.50%, 10/01/2037 to 12/01/2053	7,672,013	7,950,268
Federal National Mtg. Assoc. FRS
6.44%, (RFUCCT1Y+1.57%), 05/01/2037	46,904	48,400
6.49%, (H15T1Y+2.27%), 11/01/2036	121,797	126,096
6.87%, (RFUCCT1Y+1.83%), 10/01/2040	232,849	240,516
7.33%, (RFUCCT1Y+1.83%), 10/01/2040	50,832	52,687
Federal National Mtg. Assoc. VRS
1.46%, 11/01/2032(1)	5,427,269	4,517,115
1.51%, 11/01/2032(1)	9,121,379	7,614,000
2.15%, 02/01/2032(1)	7,899,999	6,993,244
Government National Mtg. Assoc.
2.00%, 11/20/2050	9,356,745	7,667,657
2.50%, 05/20/2050 to 12/20/2051	24,876,028	21,217,830
3.00%, 02/20/2045 to 02/20/2052	27,161,617	24,271,346
3.50%, 03/20/2045 to 10/20/2047	1,527,422	1,417,144
4.00%, 03/20/2044 to 05/20/2048	1,844,933	1,755,378
4.50%, 05/15/2039 to 07/20/2052	10,309,600	10,040,871
5.50%, 12/15/2039 to 05/20/2053	13,387,060	13,572,464
6.00%, 10/15/2039	63,941	66,225
		927,630,837
Total U.S. Government & Agency Obligations (cost $1,610,191,702)		1,496,378,385
FOREIGN GOVERNMENT OBLIGATIONS — 1.1%
Regional(State/Province) — 0.0%
Province of British Columbia Canada
4.20%, 07/06/2033	1,171,000	1,160,050
Sovereign — 1.1%
Abu Dhabi Government International Bond
4.13%, 10/11/2047	400,000	335,191
Eagle Funding Luxco Sarl
5.50%, 08/17/2030*	3,011,000	3,053,455
Emirate of Abu Dhabi
2.70%, 09/02/2070	800,000	440,356
3.00%, 09/15/2051	500,000	332,181
3.88%, 04/16/2050	400,000	316,178
Government of Bulgaria
5.00%, 03/05/2037	600,000	590,776
Government of Romania
6.00%, 05/25/2034	780,000	765,386
6.63%, 05/16/2036*	1,080,000	1,078,423
7.63%, 01/17/2053	400,000	417,408
Kingdom of Saudi Arabia
3.45%, 02/02/2061	700,000	438,820
4.63%, 10/04/2047	200,000	169,334
5.00%, 01/18/2053	500,000	434,971
5.75%, 01/16/2054*	400,000	387,767
Oriental Republic of Uruguay
5.10%, 06/18/2050	100,000	92,407
Republic of Azerbaijan
3.50%, 09/01/2032	1,300,000	1,202,910
Republic of Chile
4.95%, 01/05/2036	400,000	395,080
Republic of Hungary
6.00%, 09/26/2035*	1,000,000	1,025,547
Republic of Indonesia
4.75%, 09/10/2034	200,000	198,439
5.10%, 02/10/2054	520,000	486,816
Security Description	Shares or Principal Amount	Value

Sovereign (continued)
Republic of Italy
3.88%, 05/06/2051	$ 585,000	$ 411,731
Republic of Ivory Coast
8.08%, 04/01/2036*	1,200,000	1,190,992
Republic of Kazakhstan
5.50%, 07/01/2037*	1,200,000	1,219,234
6.50%, 07/21/2045	400,000	438,148
Republic of Peru
2.84%, 06/20/2030	200,000	187,078
Republic of Poland
5.75%, 11/16/2032	650,000	689,474
Republic of Trinidad & Tobago
6.40%, 06/26/2034	600,000	598,488
State of Qatar
4.00%, 03/14/2029	320,000	319,614
4.40%, 04/16/2050	1,120,000	957,126
5.10%, 04/23/2048	200,000	191,222
United Mexican States
4.28%, 08/14/2041	3,203,000	2,504,746
5.55%, 01/21/2045	300,000	267,285
5.85%, 07/02/2032	1,374,000	1,401,068
6.00%, 05/13/2030	587,000	613,415
6.00%, 05/07/2036	720,000	719,532
6.34%, 05/04/2053	218,000	201,290
6.35%, 02/09/2035	800,000	826,520
6.40%, 05/07/2054	1,560,000	1,445,652
6.63%, 01/29/2038	573,000	583,515
6.75%, 09/27/2034	300,000	321,546
6.88%, 05/13/2037	1,443,000	1,517,531
		28,766,652
Total Foreign Government Obligations (cost $30,466,244)		29,926,702
COMMON STOCKS — 0.1%
Oil Field Machinery & Equipment — 0.1%
Hi-Crush, Inc.(6)(10) (cost $0)	123	1,572,028
PREFERRED STOCKS — 0.0%
Sovereign — 0.0%
Federal Home Loan Mtg. Corp. Series Z 8.38%#† (cost $48,512)	3,142	49,776
Total Long-Term Investment Securities (cost $2,770,703,894)		2,657,871,745
SHORT-TERM INVESTMENTS — 2.2%
Unaffiliated Investment Companies — 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23%(11)	44,223,279	44,223,279

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies (continued)
State Street Navigator Securities Lending Government Money Market Portfolio 4.31%(11)(12)	16,000,064	$ 16,000,064
Total Short-Term Investments (cost $60,223,343)		60,223,343
TOTAL INVESTMENTS (cost $2,830,927,237)	100.1%	2,718,095,088
Other assets less liabilities	(0.1)	(3,415,514)
NET ASSETS	100.0%	$2,714,679,574
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Core Bond Fund has no right to demand registration of these securities. At August 31, 2025, the aggregate value of these securities was $500,629,972 representing 18.4% of net assets.
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Security in default of interest.
(3)	PIK ("Payment-in-Kind") security-Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at 5.13%. The security is also currently paying interest in the form of additional securities at 2.50%.
(4)	Perpetual maturity - maturity date reflects the next call date.
(5)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of August 31, 2025.
(6)	Securities classified as Level 3 (see Note 1).
(7)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(8)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at August 31, 2025.
(9)	Interest Only
(10)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2025, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Hi-Crush, Inc.	03/13/24	123	$0	$1,572,028	$12,780.72	0.1%
(11)	The rate shown is the 7-day yield as of August 31, 2025.
(12)	At August 31, 2025, the Fund had loaned securities with a total value of $20,182,683. This was secured by collateral of $16,000,064, which was received in cash and subsequently invested in short-term investments currently valued at $16,000,064 as reported in the Portfolio of Investments. Additional collateral of $4,643,269 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2025
Federal Home Loan Mtg. Corp.	1.50% to 9.50%	04/15/2027 to 09/01/2055	$71,566
Federal National Mtg. Assoc.	1.50% to 7.50%	11/01/2025 to 09/01/2055	69,524
Government National Mtg. Assoc.	1.82% to 5.91%	08/20/2048 to 02/20/2065	32,698
United States Treasury Notes/Bonds	0.13% to 5.00%	09/30/2025 to 08/15/2055	4,469,481
DAC—Designated Activity Company
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at August 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
152	Long	U.S. Treasury 10 Year Notes	December 2025	$17,024,152	$17,099,999	$ 75,847
363	Long	U.S. Treasury 2 Year Notes	December 2025	75,614,166	75,699,680	85,514
82	Long	U.S. Treasury Long Bonds	December 2025	9,366,076	9,368,500	2,424
326	Long	U.S. Treasury Ultra 10 Year Notes	December 2025	37,070,278	37,296,438	226,160
						$389,945
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes:
Oil & Gas	$—	$28,244,596	$167,146	$28,411,742
Other Industries	—	814,064,175	—	814,064,175
Asset Backed Securities:
Other Asset Backed Securities	—	93,385,711	3,052,500	96,438,211
Other Industries	—	81,483,492	—	81,483,492
Collateralized Mortgage Obligations	—	109,547,234	—	109,547,234
U.S. Government & Agency Obligations	—	1,496,378,385	—	1,496,378,385
Foreign Government Obligations	—	29,926,702	—	29,926,702
Common Stocks	—	—	1,572,028	1,572,028
Preferred Stocks	49,776	—	—	49,776
Short-Term Investments	60,223,343	—	—	60,223,343
Total Investments at Value	$60,273,119	$2,653,030,295	$4,791,674	$2,718,095,088
Other Financial Instruments:†
Futures Contracts	$389,945	$—	$—	$389,945
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.1%
Advertising — 0.5%
WPP PLC	509,380	$ 2,700,324
Aerospace/Defense — 3.7%
Airbus SE	10,132	2,124,315
Boeing Co.†	8,701	2,041,951
L3Harris Technologies, Inc.	26,336	7,311,400
Lockheed Martin Corp.	4,686	2,135,082
Northrop Grumman Corp.	6,008	3,544,960
RTX Corp.	34,586	5,485,340
		22,643,048
Agriculture — 0.7%
British American Tobacco PLC ADR	73,861	4,201,952
Auto Manufacturers — 0.5%
General Motors Co.	55,485	3,250,866
Auto Parts & Equipment — 0.3%
Lear Corp.	15,896	1,748,560
Banks — 8.9%
Bank of America Corp.	89,530	4,542,752
Citigroup, Inc.	148,890	14,378,307
First Citizens BancShares, Inc., Class A	4,499	8,925,611
JPMorgan Chase & Co.	33,327	10,045,425
PNC Financial Services Group, Inc.	15,040	3,119,898
Wells Fargo & Co.	159,179	13,081,330
		54,093,323
Beverages — 1.2%
Coca-Cola Co.	54,283	3,744,984
Diageo PLC	62,455	1,737,483
Keurig Dr Pepper, Inc.	70,609	2,054,016
		7,536,483
Building Materials — 1.1%
Fortune Brands Innovations, Inc.	30,747	1,799,315
Johnson Controls International PLC	10,435	1,115,397
Vulcan Materials Co.	13,015	3,789,447
		6,704,159
Chemicals — 2.6%
Air Products & Chemicals, Inc.	17,670	5,196,924
International Flavors & Fragrances, Inc.	3,462	233,720
Linde PLC	8,111	3,879,410
LyondellBasell Industries NV, Class A	35,120	1,979,012
PPG Industries, Inc.	39,037	4,342,085
		15,631,151
Commercial Services — 0.6%
Rentokil Initial PLC	710,096	3,514,308
Computers — 3.6%
Apple, Inc.	14,250	3,307,995
Cognizant Technology Solutions Corp., Class A	42,457	3,067,518
Hewlett Packard Enterprise Co.	175,795	3,967,693
HP, Inc.	182,505	5,208,693
Leidos Holdings, Inc.	20,513	3,711,212
Western Digital Corp.	34,259	2,752,368
		22,015,479
Cosmetics/Personal Care — 1.7%
Haleon PLC	745,687	3,666,511
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care (continued)
Procter & Gamble Co.	12,397	$ 1,946,825
Unilever PLC	78,324	4,929,638
		10,542,974
Distribution/Wholesale — 0.3%
WESCO International, Inc.	8,871	1,950,201
Diversified Financial Services — 4.0%
Apollo Global Management, Inc.	30,345	4,133,899
Capital One Financial Corp.	22,271	5,060,417
Charles Schwab Corp.	28,405	2,722,335
Intercontinental Exchange, Inc.	36,110	6,377,026
Visa, Inc., Class A	16,604	5,840,955
		24,134,632
Electric — 4.5%
American Electric Power Co., Inc.	16,268	1,806,073
Dominion Energy, Inc.	50,203	3,007,160
DTE Energy Co.	16,158	2,207,991
Edison International	51,073	2,866,727
Evergy, Inc.	33,077	2,357,067
Exelon Corp.	93,004	4,062,415
PG&E Corp.	104,604	1,598,349
Sempra	113,048	9,333,243
		27,239,025
Electronics — 1.4%
Fortive Corp.	33,929	1,623,842
Honeywell International, Inc.	12,129	2,662,316
Ralliant Corp.†	11,310	472,871
TE Connectivity PLC	18,015	3,720,097
		8,479,126
Environmental Control — 0.5%
Waste Management, Inc.	14,337	3,245,754
Food — 2.5%
Campbell's Co.	39,339	1,256,094
Kraft Heinz Co.	165,413	4,626,602
Lamb Weston Holdings, Inc.	45,126	2,596,099
Nestle SA ADR	68,266	6,425,196
		14,903,991
Healthcare-Products — 2.5%
Baxter International, Inc.	293,454	7,245,379
Medtronic PLC	84,136	7,808,662
		15,054,041
Healthcare-Services — 1.5%
Elevance Health, Inc.	15,695	5,001,212
Labcorp Holdings, Inc.	7,527	2,092,431
UnitedHealth Group, Inc.	6,967	2,158,864
		9,252,507
Home Furnishings — 0.2%
Sony Group Corp.	37,300	1,029,354
Household Products/Wares — 0.7%
Henkel AG & Co. KGaA (Preference Shares)	48,845	4,122,313
Insurance — 4.7%
Chubb, Ltd.	14,450	3,974,762
Fidelity National Financial, Inc.	68,858	4,122,528
Hartford Insurance Group, Inc.	8,265	1,093,542
Marsh & McLennan Cos., Inc.	9,400	1,934,614
MetLife, Inc.	65,484	5,327,778

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Prudential Financial, Inc.	10,192	$ 1,117,655
Travelers Cos., Inc.	16,016	4,348,504
Willis Towers Watson PLC	19,847	6,485,801
		28,405,184
Internet — 4.5%
Alphabet, Inc., Class A	19,678	4,189,643
Alphabet, Inc., Class C	27,023	5,770,221
Amazon.com, Inc.†	44,844	10,269,276
Meta Platforms, Inc., Class A	9,754	7,205,280
		27,434,420
Machinery-Diversified — 0.3%
CNH Industrial NV	139,093	1,592,615
Media — 2.6%
Comcast Corp., Class A	338,588	11,501,834
Walt Disney Co.	37,097	4,391,543
		15,893,377
Mining — 1.3%
Barrick Mining Corp.	96,152	2,560,528
Freeport-McMoRan, Inc.	51,988	2,308,267
Teck Resources, Ltd., Class B	83,831	2,866,182
		7,734,977
Oil & Gas — 4.6%
BP PLC	1,411,081	8,281,242
Chevron Corp.	20,821	3,343,853
EQT Corp.	37,987	1,969,246
Exxon Mobil Corp.	69,712	7,967,384
Shell PLC	173,813	6,393,236
		27,954,961
Packaging & Containers — 0.9%
Crown Holdings, Inc.	17,286	1,717,883
Sealed Air Corp.	113,134	3,673,461
		5,391,344
Pharmaceuticals — 9.3%
AstraZeneca PLC	36,330	5,807,923
Becton Dickinson & Co.	76,735	14,808,320
Bristol-Myers Squibb Co.	45,186	2,131,875
Cardinal Health, Inc.	47,423	7,055,594
CVS Health Corp.	178,589	13,063,785
Eli Lilly & Co.	2,270	1,662,957
Johnson & Johnson	16,653	2,950,412
Merck & Co., Inc.	55,440	4,663,613
Pfizer, Inc.	38,602	955,786
Sanofi SA	34,053	3,383,406
		56,483,671
Pipelines — 2.7%
Enbridge, Inc.	150,618	7,280,874
Enterprise Products Partners LP	107,798	3,464,628
Williams Cos., Inc.	97,869	5,664,658
		16,410,160
Private Equity — 0.8%
Carlyle Group, Inc.	77,132	4,979,642
REITS — 3.9%
American Tower Corp.	16,878	3,440,580
AvalonBay Communities, Inc.	38,046	7,451,309
Security Description	Shares or Principal Amount	Value

REITS (continued)
Crown Castle, Inc.	40,628	$ 4,027,860
Healthcare Realty Trust, Inc.#	87,114	1,514,041
Public Storage	10,806	3,183,340
Rexford Industrial Realty, Inc.	50,270	2,081,681
STAG Industrial, Inc.	47,779	1,760,656
		23,459,467
Retail — 2.1%
Dollar General Corp.	57,282	6,229,990
Home Depot, Inc.	8,739	3,554,763
Industria de Diseno Textil SA ADR#	243,138	3,012,480
		12,797,233
Semiconductors — 4.3%
Amkor Technology, Inc.	38,975	942,805
Broadcom, Inc.	25,815	7,677,123
Intel Corp.†	26,041	634,098
NVIDIA Corp.	9,288	1,617,784
Samsung Electronics Co., Ltd. GDR	5,590	6,907,299
STMicroelectronics NV	67,522	1,825,664
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12,079	2,788,679
Texas Instruments, Inc.	16,807	3,403,081
		25,796,533
Software — 7.2%
Electronic Arts, Inc.	30,391	5,225,732
Fidelity National Information Services, Inc.	89,865	6,273,476
Microsoft Corp.	32,712	16,574,843
Oracle Corp.	20,608	4,660,087
SS&C Technologies Holdings, Inc.	123,753	10,971,941
		43,706,079
Telecommunications — 2.2%
Cisco Systems, Inc.	69,291	4,787,315
T-Mobile US, Inc.	19,839	4,999,230
Verizon Communications, Inc.	83,190	3,679,494
		13,466,039
Toys/Games/Hobbies — 0.7%
Hasbro, Inc.	54,919	4,457,775
Transportation — 1.5%
CSX Corp.	40,396	1,313,274
Old Dominion Freight Line, Inc.	9,200	1,388,924
Union Pacific Corp.	28,390	6,347,152
		9,049,350
Total Long-Term Investment Securities (cost $500,466,550)		589,006,398
SHORT-TERM INVESTMENTS — 2.8%
Unaffiliated Investment Companies — 2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23%(1)	16,399,314	16,399,314

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies (continued)
State Street Navigator Securities Lending Government Money Market Portfolio 4.31%(1)(2)	482,252	$ 482,252
Total Short-Term Investments (cost $16,881,567)		16,881,566
TOTAL INVESTMENTS (cost $517,348,117)	99.9%	605,887,964
Other assets less liabilities	0.1	707,149
NET ASSETS	100.0%	$606,595,113
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of August 31, 2025.
(2)	At August 31, 2025, the Fund had loaned securities with a total value of $854,827. This was secured by collateral of $482,252, which was received in cash and subsequently invested in short-term investments currently valued at $482,252 as reported in the Portfolio of Investments. Additional collateral of $407,439 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2025
Federal Farm Credit Bank	0.55%	09/16/2025	$2,785
Federal Home Loan Bank	0.55% to 1.10%	01/20/2026 to 10/13/2026	32,037
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	2,781
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	15,243
United States Treasury Notes/Bonds	0.00% to 4.75%	10/15/2025 to 08/15/2055	354,593
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$—	$2,700,324	$—	$2,700,324
Aerospace/Defense	20,518,733	2,124,315	—	22,643,048
Beverages	5,799,000	1,737,483	—	7,536,483
Commercial Services	—	3,514,308	—	3,514,308
Cosmetics/Personal Care	1,946,825	8,596,149	—	10,542,974
Home Furnishings	—	1,029,354	—	1,029,354
Household Products/Wares	—	4,122,313	—	4,122,313
Oil & Gas	13,280,483	14,674,478	—	27,954,961
Pharmaceuticals	47,292,342	9,191,329	—	56,483,671
Semiconductors	17,063,570	8,732,963	—	25,796,533
Other Industries	426,682,429	—	—	426,682,429
Short-Term Investments	16,881,566	—	—	16,881,566
Total Investments at Value	$549,464,948	$56,423,016	$—	$605,887,964
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 81.9%
Domestic Equity Investment Companies — 54.4%
VALIC Company I Capital Appreciation Fund	271,182	$ 6,074,480
VALIC Company I Dividend Value Fund	640,703	8,482,905
VALIC Company I Growth Fund	272,948	5,082,302
VALIC Company I Large Capital Growth Fund	256,625	4,555,092
VALIC Company I Mid Cap Index Fund	52,082	1,322,364
VALIC Company I Mid Cap Strategic Growth Fund	74,829	1,724,062
VALIC Company I Mid Cap Value Fund	84,031	1,478,106
VALIC Company I Small Cap Growth Fund	54,883	954,957
VALIC Company I Small Cap Index Fund	32,422	541,444
VALIC Company I Small Cap Special Values Fund	58,173	657,934
VALIC Company I Small Cap Value Fund	18,741	234,446
VALIC Company I Stock Index Fund	226,368	14,478,528
VALIC Company I Systematic Core Fund	230,866	8,174,973
VALIC Company I Systematic Growth Fund	186,719	3,779,193
VALIC Company I Systematic Value Fund	537,974	8,494,604
VALIC Company I U.S. Socially Responsible Fund	282,579	5,465,078
Total Domestic Equity Investment Companies (cost $57,927,463)		71,500,468
Domestic Fixed Income Investment Companies — 18.1%
VALIC Company I Core Bond Fund	1,659,311	16,510,140
VALIC Company I Government Securities Fund	531,438	5,027,405
VALIC Company I High Yield Bond Fund	126,431	915,357
VALIC Company I Inflation Protected Fund	157,277	1,384,041
Total Domestic Fixed Income Investment Companies (cost $23,900,292)		23,836,943
International Equity Investment Companies — 9.1%
VALIC Company I Emerging Economies Fund	43,319	313,633
VALIC Company I Global Real Estate Fund	195,810	1,388,295
VALIC Company I International Equities Index Fund	244,192	2,305,168
VALIC Company I International Growth Fund†	163,338	2,183,823
VALIC Company I International Opportunities Fund	21,074	361,215
VALIC Company I International Socially Responsible Fund	63,048	1,783,643
VALIC Company I International Value Fund	294,085	3,620,183
Total International Equity Investment Companies (cost $10,045,764)		11,955,960
International Fixed Income Investment Companies — 0.3%
VALIC Company I International Government Bond Fund† (cost $366,417)	36,431	387,994
Total Affiliated Investment Companies (cost $92,239,936)		107,681,365
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 14.7%
U.S. Government — 14.7%
United States Treasury Notes
3.38%, 05/15/2033	$2,771,500	2,656,418
3.50%, 02/15/2033	13,000	12,601
3.88%, 08/15/2033(2)	3,228,300	3,194,504
3.88%, 08/15/2034	756,600	741,705
4.00%, 02/15/2034	2,657,900	2,642,326
4.25%, 11/15/2034 to 05/15/2035	5,246,100	5,267,481
4.38%, 05/15/2034	2,576,200	2,626,516
4.50%, 11/15/2033	1,945,900	2,006,557
4.63%, 02/15/2035	132,300	136,827
Total U.S. Government & Agency Obligations (cost $19,120,173)		19,284,935
Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS† — 0.7%
Purchased Options - Puts — 0.7%
Over the Counter put option on the S&P 500 Index (Expiration Date: 01/16/2026; Strike Price: $5,400.00; Counterparty: Goldman Sachs International)	2,500	$ 113,804
Over the Counter put option on the S&P 500 Index (Expiration Date: 01/16/2026; Strike Price: $5,400.00; Counterparty: JPMorgan Chase Bank, N.A.)	1,000	45,522
Over the Counter put option on the S&P 500 Index (Expiration Date: 01/16/2026; Strike Price: $5,475.00; Counterparty: Goldman Sachs International)	2,500	124,773
Over the Counter put option on the S&P 500 Index (Expiration Date: 02/20/2026; Strike Price: $5,675.00; Counterparty: Citibank, N.A.)	5,000	413,175
Over the Counter put option on the S&P 500 Index (Expiration Date: 02/20/2026; Strike Price: $5,675.00; Counterparty: UBS AG)	500	41,317
Over the Counter put option on the S&P 500 Index (Expiration Date: 03/20/2026; Strike Price: $5,800.00; Counterparty: UBS AG)	1,500	167,662
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/19/2025; Strike Price: $5,400.00; Counterparty: Goldman Sachs International)	1,000	34,922
Total Purchased Options (cost $1,492,852)		941,175
Total Long-Term Investment Securities (cost $112,852,961)		127,907,475
SHORT-TERM INVESTMENTS — 3.7%
Unaffiliated Investment Companies — 3.7%
AllianceBernstein Government STIF Portfolio, Class AB 4.35%(3) (cost $4,816,582)	4,816,582	4,816,582
TOTAL INVESTMENTS (cost $117,669,543)	101.0%	132,724,057
Other assets less liabilities	(1.0)	(1,315,910)
NET ASSETS	100.0%	$131,408,147
#	The VALIC Company I Dynamic Allocation Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
†	Non-income producing security
(1)	See Note 3.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of August 31, 2025.
STIF—Short Term Investment Fund

VALIC Company I Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
60	Long	S&P 500 E-Mini Index	September 2025	$19,286,216	$19,418,250	$132,034
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$107,681,365	$—	$—	$107,681,365
U.S. Government & Agency Obligations	—	19,284,935	—	19,284,935
Purchased Options	—	941,175	—	941,175
Short-Term Investments	4,816,582	—	—	4,816,582
Total Investments at Value	$112,497,947	$20,226,110	$—	$132,724,057
Other Financial Instruments:†
Futures Contracts	$132,034	$—	$—	$132,034
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.7%
Australia — 0.4%
BHP Group, Ltd.	123,401	$ 3,452,938
Brazil — 3.8%
B3 SA - Brasil Bolsa Balcao	314,809	753,658
Banco Bradesco SA (Preference Shares)	1,108,831	3,441,930
Banco Bradesco SA ADR	514,711	1,600,751
Banco Santander Brasil SA	113,195	589,165
Cogna Educacao SA	578,203	311,398
Hapvida Participacoes e Investimentos SA*†	87,681	674,525
Itau Unibanco Holding SA (Preference Shares)	900,600	6,393,407
Itau Unibanco Holding SA ADR	306,180	2,186,125
Lojas Renner SA	985,133	2,954,391
Minerva SA†	369,347	410,775
NU Holdings, Ltd., Class A†	326,520	4,832,496
Petroleo Brasileiro SA (Preference Shares)	417,584	2,395,282
Porto Seguro SA	88,363	843,399
Raia Drogasil SA	43,170	139,737
Sendas Distribuidora SA	315,715	612,581
Telefonica Brasil SA	94,490	590,274
Vale SA	39,347	403,205
XP, Inc., Class A	59,120	1,072,437
YDUQS Participacoes SA	389,668	945,090
		31,150,626
Canada — 0.1%
China Gold International Resources Corp., Ltd.	38,000	534,011
Chile — 0.5%
Banco de Chile	13,984,274	2,003,828
Banco de Chile ADR	44,937	1,291,040
Falabella SA	142,916	813,441
		4,108,309
China — 24.3%
3SBio, Inc.*#	354,500	1,321,292
Abbisko Cayman, Ltd.#†	319,000	700,634
Agricultural Bank of China, Ltd.	2,396,000	1,613,980
ANTA Sports Products, Ltd.	61,800	757,769
Bank of China, Ltd.	9,133,000	4,987,014
Baoshan Iron & Steel Co, Ltd., Class A	3,308,200	3,212,810
Bilibili, Inc., Class Z†	40,760	951,981
BYD Co., Ltd.	350,000	5,088,806
BYD Co., Ltd., Class A	132,300	2,123,934
China Construction Bank Corp.	7,958,000	7,631,635
China Hongqiao Group, Ltd.#	331,500	1,073,980
China International Capital Corp., Ltd.*	57,200	154,999
China International Capital Corp., Ltd., Class A	920,200	4,967,234
China Lesso Group Holdings, Ltd.	345,000	212,930
China Life Insurance Co., Ltd.	1,320,000	4,059,416
China Mengniu Dairy Co., Ltd.	596,000	1,156,718
China Merchants Bank Co., Ltd.	109,000	670,495
China Merchants Bank Co., Ltd., Class A	303,300	1,825,107
China Minsheng Banking Corp., Ltd., Class A	1,391,700	897,245
China Pacific Insurance Group Co., Ltd.	228,600	1,037,902
China Petroleum & Chemical Corp.	1,652,000	912,634
China State Construction Engineering Corp., Ltd., Class A	207,300	162,494
CITIC Securities Co., Ltd.	91,500	332,759
Contemporary Amperex Technology Co, Ltd.#	16,500	895,851
Contemporary Amperex Technology Co., Ltd., Class A	23,300	997,788
COSCO SHIPPING Energy Transportation Co., Ltd.	122,000	109,089
Country Garden Services Holdings Co., Ltd.	471,000	391,503
CRRC Corp, Ltd.	387,000	310,959
CSC Financial Co., Ltd., Class A	289,600	1,154,561
ENN Energy Holdings, Ltd.	193,600	1,545,720
Security Description	Shares or Principal Amount	Value

China (continued)
Fufeng Group, Ltd.	773,000	$ 920,898
Fuyao Glass Industry Group Co., Ltd.*	49,200	433,054
Fuyao Glass Industry Group Co., Ltd., Class A	89,900	828,003
Gree Electric Appliances, Inc. of Zhuhai, Class A	555,700	3,315,443
Guosen Securities Co, Ltd., Class A	46,700	97,096
H World Group, Ltd. ADR	16,685	614,842
Haidilao International Holding, Ltd.*#	133,000	234,287
Haier Smart Home Co., Ltd.	337,600	1,141,748
Hansoh Pharmaceutical Group Co., Ltd.*	60,000	275,587
Huatai Securities Co., Ltd., Class A	1,627,000	4,936,173
Huayu Automotive Systems Co., Ltd., Class A	14,300	38,331
Industrial & Commercial Bank of China, Ltd.	6,342,000	4,678,802
InnoCare Pharma, Ltd.*†	23,000	49,767
Innovent Biologics, Inc.*†	157,000	1,946,003
JD Health International, Inc.*#†	49,950	401,566
JD Logistics, Inc.*†	579,400	951,898
JD.com, Inc., Class A	334,400	5,147,369
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A	214,200	1,992,159
Kanzhun, Ltd. ADR†	11,776	278,149
KE Holdings, Inc., Class A	259,473	1,525,236
Kuaishou Technology*#†	278,000	2,667,419
Li Auto, Inc., Class A#†	66,500	777,951
Meitu, Inc.*	243,500	367,533
Meituan, Class B*†	615,400	8,173,909
Midea Group Co., Ltd., Class A	136,700	1,411,591
Muyuan Foods Co, Ltd., Class A	39,000	300,519
NetEase, Inc.	218,300	5,968,708
New Oriental Education & Technology Group, Inc.	179,100	851,208
New Oriental Education & Technology Group, Inc. ADR	7,411	355,580
People's Insurance Co. Group of China, Ltd., Class A	505,600	635,604
PetroChina Co., Ltd.	2,720,000	2,618,578
PetroChina Co., Ltd., Class A	412,000	503,844
PICC Property & Casualty Co., Ltd.	776,000	1,867,970
Ping An Bank Co., Ltd., Class A	555,800	938,811
Ping An Insurance Group Co. of China, Ltd.#	1,037,000	7,498,987
Ping An Insurance Group Co. of China, Ltd., Class A	255,900	2,146,056
Poly Developments and Holdings Group Co., Ltd., Class A	715,900	798,550
Pop Mart International Group, Ltd.*	48,800	2,011,153
SAIC Motor Corp., Ltd., Class A	920,600	2,424,781
Sany Heavy Equipment International Holdings Co., Ltd.	741,000	651,913
SF Holding Co., Ltd., Class A	208,300	1,300,516
Shanghai Henlius Biotech, Inc.*†	10,800	107,813
Shenzhen Mindray Bio-Medical Electronics Co, Ltd., Class A	10,400	353,688
Sinopec Engineering Group Co, Ltd.	344,500	307,476
Sunny Optical Technology Group Co., Ltd.	33,600	354,942
TAL Education Group ADR†	50,925	540,823
Tencent Holdings, Ltd.	597,300	46,188,422
Tencent Music Entertainment Group ADR	50,784	1,245,224
Tingyi Cayman Islands Holding Corp.	1,014,000	1,432,589
Topsports International Holdings, Ltd.*	2,128,000	878,283
Tsingtao Brewery Co., Ltd.	174,000	1,127,387
Uni-President China Holdings, Ltd.	2,480,000	2,953,482
Vipshop Holdings, Ltd. ADR	45,945	769,119
Weichai Power Co., Ltd., Class A	261,000	553,524
Wuliangye Yibin Co., Ltd., Class A	59,000	1,070,669
XD, Inc.	28,000	289,329
Xiaomi Corp., Class B*†	1,772,200	12,082,990
XPeng, Inc., Class A#†	94,900	1,002,959
Xtep International Holdings, Ltd.	653,000	554,989

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zijin Mining Group Co., Ltd.	710,000	$ 2,320,514
ZMJ Group Co., Ltd.	412,600	957,275
		200,428,328
Czech Republic — 0.0%
Moneta Money Bank AS*	12,408	90,921
Egypt — 0.1%
Commercial International Bank Egypt SAE GDR	191,205	370,945
Greece — 0.5%
Eurobank Ergasias Services & Holdings SA	328,527	1,197,551
Motor Oil Hellas Corinth Refineries SA	11,885	350,050
National Bank of Greece SA	11,564	158,730
OPAP SA	92,680	2,077,601
		3,783,932
Hong Kong — 4.6%
Alibaba Group Holding, Ltd.	1,544,400	25,844,494
China Overseas Property Holdings, Ltd.	110,000	75,273
China Resources Beer Holdings Co., Ltd.	249,000	890,168
China Resources Land, Ltd.	363,000	1,416,485
Chow Tai Fook Jewellery Group, Ltd.#	657,400	1,227,063
CITIC, Ltd.	1,268,000	1,807,400
Geely Automobile Holdings, Ltd.	1,012,000	2,525,949
Lenovo Group, Ltd.	426,000	599,865
Simcere Pharmaceutical Group, Ltd.*	599,000	1,084,842
Sino Biopharmaceutical, Ltd.	1,635,000	1,699,790
TCL Electronics Holdings, Ltd.	442,000	604,557
		37,775,886
Hungary — 0.3%
OTP Bank Nyrt	30,169	2,629,280
India — 15.5%
Adani Ports & Special Economic Zone, Ltd.	51,699	769,021
Ajanta Pharma, Ltd.	15,057	426,655
Alkem Laboratories, Ltd.	5,886	353,505
Apollo Hospitals Enterprise, Ltd.	11,117	958,710
Atul, Ltd.	6,910	493,763
Axis Bank, Ltd.	223,653	2,658,253
Bajaj Finance, Ltd.	232,311	2,313,353
Bajaj Finserv, Ltd.	34,921	758,075
Berger Paints India, Ltd.	115,449	699,933
Bharat Electronics, Ltd.	198,051	828,659
Bharat Petroleum Corp., Ltd.	206,589	721,386
Bharti Airtel, Ltd.	291,474	6,236,458
Bosch, Ltd.	227	102,682
Cartrade Tech, Ltd.†	2,615	71,048
Chambal Fertilisers and Chemicals, Ltd.	118,116	725,469
Cipla, Ltd.	23,413	421,080
City Union Bank, Ltd.	96,825	214,928
Cummins India, Ltd.	2,471	107,304
Dalmia Bharat, Ltd.	38,617	1,047,031
Delhivery, Ltd.†	41,575	221,109
Dixon Technologies India, Ltd.	1,960	370,302
DLF, Ltd.	63,895	536,699
Dr Lal PathLabs, Ltd.*	38,308	1,439,381
Eicher Motors, Ltd.	4,368	302,076
Engineers India, Ltd.	73,558	165,388
Firstsource Solutions, Ltd.	34,136	135,858
Fortis Healthcare, Ltd.	201,851	2,092,893
GAIL India, Ltd.	199,012	390,567
GE Vernova T&D India, Ltd.	28,422	890,557
Security Description	Shares or Principal Amount	Value

India (continued)
Gland Pharma, Ltd.*	10,173	$ 217,758
Global Health, Ltd.	17,936	279,129
Great Eastern Shipping Co., Ltd.	15,630	163,601
HCL Technologies, Ltd.	87,323	1,438,122
HDFC Asset Management Co., Ltd.*	1,888	117,138
HDFC Bank, Ltd.	1,024,158	11,057,872
HDFC Life Insurance Co., Ltd.*	34,026	298,618
Hero MotoCorp, Ltd.	989	57,250
Hindalco Industries, Ltd.	158,865	1,267,129
Hindustan Aeronautics, Ltd.	19,800	974,428
Hindustan Petroleum Corp., Ltd.	65,846	280,557
Hindustan Unilever, Ltd.	47,590	1,434,532
Hindustan Zinc, Ltd.	115,340	548,151
Hitachi Energy India, Ltd.	1,606	345,725
ICICI Bank, Ltd.	506,646	8,018,179
ICICI Bank, Ltd. ADR	16,537	524,884
IndiaMart InterMesh, Ltd.*	41,746	1,224,699
Indian Hotels Co., Ltd.	44,597	383,662
Indian Oil Corp., Ltd.	181,064	280,849
Indraprastha Gas, Ltd.	231,353	541,277
Infosys, Ltd.	427,809	7,166,847
Infosys, Ltd. ADR#	144,461	2,429,834
InterGlobe Aviation, Ltd.*	10,155	645,938
ITC, Ltd.	534,099	2,478,512
Jindal Saw, Ltd.	154,286	345,869
JK Cement, Ltd.	15,913	1,244,845
KEC International, Ltd.	32,348	294,465
Kotak Mahindra Bank, Ltd.	87,320	1,938,616
L&T Finance, Ltd.	333,554	819,557
Larsen & Toubro, Ltd.	106,588	4,352,799
Larsen & Toubro, Ltd. GDR	15,563	630,008
Life Insurance Corp. of India	16,193	156,643
Lodha Developers, Inc.*	9,256	125,675
LTIMindtree, Ltd.*	5,254	304,549
Lupin, Ltd.	32,495	699,306
Mahindra & Mahindra, Ltd.	74,475	2,700,057
Marico, Ltd.	49,777	409,491
Maruti Suzuki India, Ltd.	9,003	1,506,509
Max Financial Services, Ltd.†	13,358	243,884
National Aluminium Co., Ltd.	587,902	1,241,303
Navin Fluorine International, Ltd.	8,577	456,962
NBCC India, Ltd.	340,926	379,606
NCC, Ltd.	311,014	720,079
Nippon Life India Asset Management, Ltd.*	9,654	85,947
NTPC, Ltd.	466,136	1,732,510
Oil & Natural Gas Corp., Ltd.	328,043	868,330
One 97 Communications, Ltd.†	39,082	533,184
Paradeep Phosphates, Ltd.*	160,013	395,213
Petronet LNG, Ltd.†	309,708	951,064
Pidilite Industries, Ltd.	1,823	62,971
Power Finance Corp., Ltd.	67,073	288,727
Power Grid Corp. of India, Ltd.	319,725	999,688
PTC India, Ltd.	505,506	1,000,994
PVR Inox, Ltd.†	66,738	850,770
Radico Khaitan, Ltd.	20,977	678,165
REC, Ltd.	33,536	132,832
Reliance Industries, Ltd.	550,525	8,457,884
RITES, Ltd.	14,356	39,651
SBI Life Insurance Co., Ltd.*	30,390	622,239
Shree Cement, Ltd.	727	241,434
Shriram Finance, Ltd.	21,800	143,523
Solar Industries India, Ltd.	3,949	616,557
SRF, Ltd.	13,850	447,597

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
State Bank of India	252,895	$ 2,299,431
Steel Authority of India, Ltd.	371,035	498,876
Sun Pharmaceutical Industries, Ltd.	80,844	1,462,136
Syngene International, Ltd.*	71,903	509,315
Tata Consultancy Services, Ltd.	118,496	4,140,499
Tata Motors, Ltd.	264,500	2,006,263
Tata Steel, Ltd.	344,545	603,057
Tech Mahindra, Ltd.	50,455	849,569
Titan Co., Ltd.	19,808	812,662
Torrent Pharmaceuticals, Ltd.	3,643	147,125
Trent, Ltd.	9,179	550,297
TVS Motor Co., Ltd.	16,907	629,177
UltraTech Cement, Ltd.	11,512	1,648,143
UPL, Ltd.	40,546	327,582
Vedanta, Ltd.	172,833	822,907
Vishal Mega Mart, Ltd.†	194,732	328,820
Welspun Corp., Ltd.	32,229	306,232
Wipro, Ltd.	592,991	1,674,940
Wipro, Ltd. ADR#	375,000	1,035,000
Zee Entertainment Enterprises, Ltd.	338,642	446,609
Zydus Lifesciences, Ltd.	49,214	548,254
		127,993,231
Indonesia — 1.2%
Aneka Tambang Tbk	12,074,100	2,241,325
Bank Central Asia Tbk PT	9,152,400	4,479,864
Bank Mandiri Persero Tbk PT	5,974,300	1,711,310
Bank Rakyat Indonesia Persero Tbk PT	7,154,900	1,754,911
		10,187,410
Ireland — 0.7%
PDD Holdings, Inc. ADR†	49,036	5,895,108
Malaysia — 1.5%
KPJ Healthcare Bhd	990,800	609,322
Malayan Banking Bhd	2,177,500	5,099,282
Maxis Bhd	356,500	295,690
Petronas Dagangan Bhd	41,500	207,900
Public Bank Bhd	593,100	599,539
Sunway Construction Group BHD	502,300	752,263
Tenaga Nasional Bhd	1,403,200	4,380,959
		11,944,955
Marshall Islands — 0.1%
Costamare, Inc.	69,754	797,986
Mexico — 1.9%
Alsea SAB de CV†	97,165	280,492
America Movil SAB de CV#	516,475	515,797
Arca Continental SAB de CV#	106,251	1,085,651
Banco del Bajio SA*#	96,313	229,475
Coca-Cola Femsa SAB de CV#	46,466	393,870
Fomento Economico Mexicano SAB de CV	208,703	1,810,336
Fomento Economico Mexicano SAB de CV ADR	5,945	515,075
Gentera SAB de CV	1,390,311	3,408,644
Grupo Aeroportuario del Centro Norte SAB de CV#	27,911	355,607
Grupo Financiero Banorte SAB de CV, Class O	392,043	3,571,016
Grupo Mexico SAB de CV, Class B#	82,145	538,831
Industrias Penoles SAB de CV†	26,867	871,916
Regional SAB de CV	68,981	535,897
Wal-Mart de Mexico SAB de CV#	607,118	1,813,759
		15,926,366
Security Description	Shares or Principal Amount	Value

Philippines — 0.4%
BDO Unibank, Inc.	437,593	$ 1,034,756
International Container Terminal Services, Inc.	269,640	2,275,432
SM Investments Corp.	10,450	137,937
		3,448,125
Poland — 1.3%
Alior Bank SA#	11,702	332,358
Asseco Poland SA	13,813	716,653
Bank Polska Kasa Opieki SA	13,015	653,177
Orlen SA	55,111	1,175,646
Powszechna Kasa Oszczednosci Bank Polski SA	181,958	3,537,822
Powszechny Zaklad Ubezpieczen SA	199,933	3,322,588
Tauron Polska Energia SA†	322,835	748,304
		10,486,548
Qatar — 0.8%
Barwa Real Estate Co.	308,966	232,030
Qatar Islamic Bank Q.P.S.C.	294,770	1,985,219
Qatar National Bank Q.P.S.C.	835,548	4,357,546
		6,574,795
Russia — 0.0%
Gazprom PJSC†(1)(2)	1,262,418	0
Magnitogorsk Iron & Steel Works PJSC†(1)(2)	2,290,683	0
Sberbank of Russia PJSC†(1)(2)	1,300,000	0
Severstal PAO GDR†(1)(2)	75,082	0
		0
Saudi Arabia — 3.2%
ACWA Power Co.†	4,937	279,261
Al Hammadi Holding	22,639	203,526
Al Rajhi Bank	293,371	7,370,520
Banque Saudi Fransi	401,424	1,733,753
Co. for Cooperative Insurance	10,779	336,153
Etihad Etisalat Co.	73,981	1,258,740
Middle East Healthcare Co.	33,118	505,582
Mobile Telecommunications Co. Saudi Arabia	295,459	838,718
National Medical Care Co.	8,079	372,223
Riyadh Cables Group Co.	7,130	243,640
Saudi Arabian Mining Co.†	18,955	263,355
Saudi Arabian Oil Co.*	187,075	1,186,665
Saudi Awwal Bank	129,905	1,042,987
Saudi Basic Industries Corp.	57,491	931,806
Saudi Electricity Co.	454,760	1,760,181
Saudi National Bank	667,307	6,184,943
Saudi Telecom Co.	63,746	713,112
Zamil Industrial Investment Co.†	91,805	868,073
		26,093,238
Singapore — 0.4%
Trip.com Group, Ltd.	42,850	3,174,688
South Africa — 2.8%
AVI, Ltd.	79,934	424,110
Capitec Bank Holdings, Ltd.	17,059	3,455,872
Discovery, Ltd.	65,126	801,479
FirstRand, Ltd.	1,283,728	5,415,280
Gold Fields, Ltd.	91,897	3,045,952
Gold Fields, Ltd. ADR	15,423	516,362
Harmony Gold Mining Co., Ltd.	34,200	455,043
Mr. Price Group, Ltd.	88,024	1,033,798
MTN Group, Ltd.	141,162	1,199,691
Naspers, Ltd.	6,023	1,983,048
Nedbank Group, Ltd.	53,874	691,776

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Sanlam, Ltd.	339,150	$ 1,754,847
Standard Bank Group, Ltd.#	134,786	1,902,417
Tiger Brands, Ltd.	19,910	350,812
		23,030,487
South Korea — 10.8%
CJ ENM Co., Ltd.†	15,483	793,869
DL E&C Co, Ltd.	9,486	288,472
Dongsung Finetec Co, Ltd.	12,540	289,881
Doosan Co., Ltd.	1,481	582,427
Doosan Enerbility Co., Ltd.†	3,843	168,042
E-MART, Inc.	15,643	802,788
Green Cross Corp.	2,724	253,907
GS Engineering & Construction Corp.	18,568	248,961
Hana Financial Group, Inc.	26,110	1,540,945
Hanmi Pharm Co., Ltd.	4,786	1,043,681
Hanwha Aerospace Co., Ltd.	2,139	1,359,305
HD Hyundai Infracore Co., Ltd.	63,135	636,639
HD Hyundai Mipo	705	103,600
HDC Hyundai Development Co-Engineering & Construction	42,591	607,970
HL Mando Co., Ltd.	81,949	2,097,913
Hugel, Inc.†	4,785	1,084,807
Hyundai Elevator Co, Ltd.	35,278	1,987,993
Hyundai Glovis Co., Ltd.	8,957	1,186,466
Hyundai Heavy Industries Co., Ltd.	3,297	1,231,553
Hyundai Marine & Fire Insurance Co, Ltd.†	66,149	1,324,517
Hyundai Motor Co.	11,334	1,790,049
Hyundai Rotem Co., Ltd.	4,353	601,421
Hyundai Steel Co.	153,112	3,528,147
iM Financial Group Co, Ltd.	32,383	318,849
Kakao Corp.	30,500	1,367,782
KB Financial Group, Inc.	39,285	3,051,971
KB Financial Group, Inc. ADR#	6,810	535,675
Kia Corp.	22,841	1,731,639
KIWOOM Securities Co., Ltd.	2,700	397,785
Korea Electric Power Corp.	19,138	502,255
Korea Shipbuilding & Offshore Engineering Co., Ltd.	7,610	2,221,216
KT Corp.	7	272
KT Corp. ADR	221,263	4,480,576
LEENO Industrial, Inc.	11,677	393,710
LG Uplus Corp.	16,305	174,079
NAVER Corp.	10,523	1,619,853
NCSoft Corp.	3,791	552,727
Netmarble Corp.*	27,595	1,185,801
Pan Ocean Co., Ltd.	556,860	1,556,546
PharmaResearch Co., Ltd.	2,854	1,393,590
POSCO Holdings, Inc.	7,795	1,603,861
Samsung Biologics Co., Ltd.*†	1,781	1,281,420
Samsung E&A Co., Ltd.	237,940	4,974,745
Samsung Electronics Co., Ltd.	446,983	22,365,197
Samsung Electronics Co., Ltd. GDR	979	1,209,704
Samsung Securities Co., Ltd.	35,370	1,746,232
Shinhan Financial Group Co., Ltd.	27,353	1,282,781
SK Hynix, Inc.	41,324	7,911,121
SM Entertainment Co., Ltd.	3,501	349,283
WONIK IPS Co., Ltd.	28,764	838,567
		88,600,590
Taiwan — 18.6%
Accton Technology Corp.	68,000	2,236,858
Advantech Co., Ltd.	92,000	1,031,526
Security Description	Shares or Principal Amount	Value

Taiwan (continued)
Arcadyan Technology Corp.	455,000	$ 3,517,648
ASE Technology Holding Co., Ltd.	305,000	1,502,477
Asia Vital Components Co., Ltd.	29,000	947,859
ASPEED Technology, Inc.	18,000	2,899,438
Bizlink Holding, Inc.	52,375	1,830,294
Chenbro Micom Co., Ltd.	21,000	413,507
Chunghwa Precision Test Tech Co, Ltd.	8,000	322,688
Chunghwa Telecom Co., Ltd.	587,000	2,544,004
Chunghwa Telecom Co., Ltd. ADR	22,812	992,550
Delta Electronics, Inc.	308,000	7,109,604
E.Sun Financial Holding Co., Ltd.	2,126,348	2,325,390
Ennoconn Corp.	187,000	1,965,148
Fubon Financial Holding Co., Ltd.	264,500	724,261
Getac Holdings Corp.	173,000	864,183
Gold Circuit Electronics, Ltd.	47,000	768,666
Hon Hai Precision Industry Co., Ltd.	1,343,000	8,883,860
Hon Hai Precision Industry Co., Ltd. GDR	11,909	157,220
King Slide Works Co., Ltd.	5,000	491,579
King Yuan Electronics Co., Ltd.	229,000	1,161,672
MediaTek, Inc.	148,000	6,608,181
MPI Corp.	8,000	361,217
Nanya Technology Corp.†	757,000	1,154,502
Phison Electronics Corp.	120,000	1,911,258
Pixart Imaging, Inc.	47,000	301,534
Primax Electronics, Ltd.	764,000	2,068,445
Quanta Computer, Inc.	34,000	290,534
Sercomm Corp.	402,000	1,383,117
Sunonwealth Electric Machine Industry Co., Ltd.	207,000	920,421
TA Chen Stainless Pipe	983,338	1,250,024
Taiwan Semiconductor Manufacturing Co., Ltd.	2,217,000	83,467,181
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,842	1,810,483
Taiwan Surface Mounting Technology Corp.	266,000	932,507
Tripod Technology Corp.	188,000	1,959,897
TS Financial Holding Co., Ltd.	440,000	233,798
United Integrated Services Co, Ltd.	60,000	2,402,358
Wistron Corp.	424,000	1,558,086
Wistron NeWeb Corp.	427,000	1,764,591
Wiwynn Corp.	4,000	384,108
		153,452,674
Thailand — 1.5%
Advanced Info Service PCL NVDR	436,500	3,959,797
Carabao Group PCL NVDR	758,800	1,200,143
Charoen Pokphand Foods PCL NVDR	358,900	242,592
Com7 PCL NVDR	273,600	215,144
CP ALL PCL NVDR	786,800	1,067,359
Delta Electronics Thailand PCL NVDR	131,700	605,266
Global Power Synergy PCL NVDR	256,500	331,717
Kiatnakin Phatra Bank PCL NVDR	60,200	110,541
Krungthai Card PCL NVDR	689,100	579,790
PTT Exploration & Production PCL NVDR	785,200	2,717,742
Thai Oil PCL NVDR	1,330,700	1,312,985
Thai Union Group PCL NVDR	936,600	354,958
		12,698,034
Turkey — 0.5%
Arcelik AS†	181,989	606,509
Aselsan Elektronik Sanayi Ve Ticaret AS	56,673	252,289
KOC Holding AS	176,061	785,316
Migros Ticaret AS	96,836	1,143,065
Tupras Turkiye Petrol Rafinerileri AS	51,479	215,525

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Turkey (continued)
Turk Hava Yollari AO	49,927	$ 406,959
Turk Telekomunikasyon AS†	484,512	654,028
		4,063,691
United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC	379,549	1,563,227
Abu Dhabi Islamic Bank PJSC	47,961	278,301
Adnoc Gas PLC	1,548,718	1,403,206
Dubai Electricity & Water Authority PJSC	728,305	544,997
Emaar Development PJSC	192,380	771,405
Emaar Properties PJSC	1,032,036	4,040,845
Emirates NBD Bank PJSC	25,687	176,592
First Abu Dhabi Bank PJSC	823,203	3,717,155
		12,495,728
United Kingdom — 0.2%
Anglogold Ashanti PLC	29,388	1,653,834
United States — 1.2%
BeOne Medicines, Ltd.†	113,100	2,668,265
BeOneMedicines, Ltd. ADR#†	3,071	939,879
Coupang, Inc.†	66,528	1,901,370
Parade Technologies, Ltd.	70,000	1,773,776
Southern Copper Corp.	15,304	1,470,543
Yum China Holdings, Inc.	17,919	801,338
		9,555,171
Total Common Stocks (cost $721,146,404)		812,397,835
PREFERRED STOCKS — 0.0%
India — 0.0%
TVS Motor Co., Ltd. 6.00%†(1)(2) (cost $0)	67,628	7,666
Total Long-Term Investment Securities (cost $721,146,404)		812,405,501
SHORT-TERM INVESTMENTS — 2.1%
Unaffiliated Investment Companies — 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23%(3)	13,430,107	13,430,107
State Street Navigator Securities Lending Government Money Market Portfolio 4.31%(3)(4)	3,998,719	3,998,719
Total Short-Term Investments (cost $17,428,826)		17,428,826
TOTAL INVESTMENTS (cost $738,575,230)	100.8%	829,834,327
Other assets less liabilities	(0.8)	(6,228,990)
NET ASSETS	100.0%	$823,605,337
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Emerging Economies Fund has no right to demand registration of these securities. At August 31, 2025, the aggregate value of these securities was $43,777,672 representing 5.3% of net assets.
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2025, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC	06/10/21	1,262,418	$4,856,005	$0	$0.00	0.0%
Magnitogorsk Iron & Steel Works PJSC	12/14/20, 12/16/20 02/10/21	2,290,683	1,607,263	0	0.00	0.0
Sberbank of Russia PJSC	11/12/20, 11/20/20 12/14/20, 12/16/20 11/24/21	1,300,000	4,716,417	0	0.00	0.0
Severstal PAO GDR	10/30/20, 11/20/20 12/14/20, 12/16/20	75,082	1,073,688	0	0.00	0.0
Preferred Stocks
TVS Motor Co., Ltd.	08/25/25	67,628	0	7,666	0.11	0.0
				$7,666		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of August 31, 2025.
(4)	At August 31, 2025, the Fund had loaned securities with a total value of $24,080,523. This was secured by collateral of $3,998,719, which was received in cash and subsequently invested in short-term investments currently valued at $3,998,719 as reported in the Portfolio of Investments. Additional collateral of $21,376,812 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2025
United States Treasury Bills	0.00%	10/30/2025 to 12/26/2025	$39,555
United States Treasury Notes/Bonds	0.13% to 6.13%	10/15/2025 to 11/15/2054	21,337,257
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
NVDR—Non-Voting Depositary Receipt

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
227	Long	MSCI Emerging Markets Index	September 2025	$14,418,062	$14,356,615	$(61,447)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	17.3%
Semiconductors	16.1
Internet	13.3
Telecommunications	5.7
Diversified Financial Services	3.8
Computers	3.8
Insurance	3.1
Mining	3.0
Oil & Gas	2.9
Auto Manufacturers	2.8
Short-Term Investments	2.1
Retail	1.9
Engineering & Construction	1.8
Electronics	1.6
Electric	1.5
Pharmaceuticals	1.5
Iron/Steel	1.5
Beverages	1.5
Real Estate	1.3
Software	1.2
Biotechnology	1.1
Electrical Components & Equipment	1.0
Healthcare-Services	1.0
Commercial Services	1.0
Home Furnishings	0.9
Auto Parts & Equipment	0.9
Chemicals	0.8
Transportation	0.7
Building Materials	0.5
Entertainment	0.5
Shipbuilding	0.5
Food	0.4
Aerospace/Defense	0.4
Holding Companies-Diversified	0.4
Distribution/Wholesale	0.4
Agriculture	0.3
Machinery-Diversified	0.3
Gas	0.3
Pipelines	0.3
Miscellaneous Manufacturing	0.3
Machinery-Construction & Mining	0.2
Household Products/Wares	0.2
Airlines	0.2
Metal Fabricate/Hardware	0.1
Lodging	0.1
Leisure Time	0.1
Media	0.1
Diversified Finan Serv	0.1
100.8%
*	Calculated as a percentage of net assets

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Brazil	$31,150,626	$—	$—	$31,150,626
Chile	4,108,309	—	—	4,108,309
China	3,803,737	196,624,591	—	200,428,328
India	3,989,718	124,003,513	—	127,993,231
Ireland	5,895,108	—	—	5,895,108
Marshall Islands	797,986	—	—	797,986
Mexico	15,926,366	—	—	15,926,366
Russia	—	—	0	0
South Africa	516,362	22,514,125	—	23,030,487
South Korea	5,016,251	83,584,339	—	88,600,590
Taiwan	2,803,033	150,649,641	—	153,452,674
United States	5,113,130	4,442,041	—	9,555,171
Other Countries	—	151,458,959	—	151,458,959
Preferred Stocks	—	—	7,666	7,666
Short-Term Investments	17,428,826	—	—	17,428,826
Total Investments at Value	$96,549,452	$733,277,209	$7,666	$829,834,327
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$61,447	$—	$—	$61,447
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Global Real Estate Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Australia — 7.5%
Charter Hall Group	88,424	$ 1,354,930
Goodman Group#	296,475	6,659,604
GPT Group	279,831	1,023,570
National Storage REIT#	1,231,631	1,941,864
NEXTDC, Ltd.#†	127,023	1,353,028
Scentre Group	2,463,955	6,576,596
		18,909,592
Belgium — 1.1%
Aedifica SA	20,605	1,583,096
Warehouses De Pauw CVA	46,197	1,185,575
		2,768,671
Canada — 2.4%
Canadian Apartment Properties REIT	83,104	2,571,755
Chartwell Retirement Residences(1)	112,300	1,514,396
First Capital Real Estate Investment Trust	131,270	1,848,591
		5,934,742
France — 0.9%
Klepierre SA	56,585	2,206,875
Germany — 2.1%
Vonovia SE	160,959	5,203,839
Guernsey — 0.6%
Shurgard Self Storage, Ltd.	40,430	1,588,034
Hong Kong — 2.1%
Link REIT	406,600	2,159,458
Swire Properties, Ltd.	1,164,101	3,142,969
		5,302,427
Japan — 9.0%
Comforia Residential REIT, Inc.	463	982,894
Invincible Investment Corp.	860	390,762
Japan Hotel REIT Investment Corp.	4,065	2,391,090
Japan Metropolitan Fund Investment Corp.#	1,752	1,333,907
KDX Realty Investment Corp.	909	1,046,554
Mitsubishi Estate Co., Ltd.	274,137	5,885,090
Mitsui Fudosan Co., Ltd.	660,335	7,070,520
Mitsui Fudosan Logistics Park, Inc.	1,912	1,425,801
Nippon Building Fund, Inc.	1,448	1,400,525
Star Asia Investment Corp.	1,452	603,616
		22,530,759
Singapore — 2.1%
CapitaLand Ascendas REIT	1,271,600	2,693,859
CapitaLand India Trust(1)	2,196,958	2,019,939
Parkway Life Real Estate Investment Trust	188,000	618,424
		5,332,222
Spain — 2.4%
Cellnex Telecom SA*#	34,378	1,222,667
Merlin Properties Socimi SA	323,993	4,829,142
		6,051,809
SupraNational — 0.7%
Unibail-Rodamco-Westfield	16,831	1,748,050
Sweden — 0.4%
Catena AB	20,185	927,252
United Kingdom — 6.1%
Big Yellow Group PLC	98,302	1,210,911
British Land Co. PLC	272,930	1,240,813
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Derwent London PLC	57,516	$ 1,325,528
Grainger PLC	465,365	1,222,388
Helios Towers PLC†	251,696	445,991
Safestore Holdings PLC	108,605	925,553
Segro PLC	168,636	1,431,949
Shaftesbury Capital PLC	555,462	1,096,047
Tritax Big Box REIT PLC	1,416,450	2,658,499
UNITE Group PLC	390,194	3,687,763
		15,245,442
United States — 61.7%
Agree Realty Corp.#	17,400	1,265,676
Alexandria Real Estate Equities, Inc.	9,800	807,912
American Homes 4 Rent, Class A	185,636	6,649,482
American Tower Corp.	17,290	3,524,566
Americold Realty Trust, Inc.	112,430	1,623,489
AvalonBay Communities, Inc.	27,269	5,340,634
Brixmor Property Group, Inc.	115,701	3,238,471
BXP, Inc.	55,626	4,033,441
Cousins Properties, Inc.	54,900	1,619,001
CubeSmart	67,870	2,777,240
Digital Realty Trust, Inc.	60,659	10,168,875
DigitalBridge Group, Inc.	30,356	346,362
Douglas Emmett, Inc.	40,630	658,612
Equinix, Inc.	16,135	12,685,176
Equity LifeStyle Properties, Inc.	74,451	4,488,651
Essential Properties Realty Trust, Inc.	66,700	2,089,044
Essex Property Trust, Inc.	15,329	4,142,049
Extra Space Storage, Inc.	19,009	2,729,312
Federal Realty Investment Trust	21,120	2,123,616
First Industrial Realty Trust, Inc.	47,725	2,510,335
Healthcare Realty Trust, Inc.	121,535	2,112,278
Highwoods Properties, Inc.	54,299	1,712,047
Iron Mountain, Inc.	38,415	3,546,857
Kimco Realty Corp.	109,922	2,472,146
Lamar Advertising Co., Class A	12,827	1,632,236
Mid-America Apartment Communities, Inc.	34,726	5,063,745
NNN REIT, Inc.	40,137	1,722,279
Phillips Edison & Co., Inc.	57,375	2,019,026
Prologis, Inc.	143,224	16,296,027
Public Storage	10,965	3,230,179
Regency Centers Corp.	18,555	1,345,238
Rexford Industrial Realty, Inc.#	52,665	2,180,858
Ryman Hospitality Properties, Inc.	32,916	3,251,772
Simon Property Group, Inc.	42,134	7,611,928
Smartstop Self Storage REIT, Inc.#	41,256	1,501,306
Sun Communities, Inc.	8,449	1,071,925
Sunstone Hotel Investors, Inc.	100,574	953,442
Ventas, Inc.	116,265	7,915,321
Vornado Realty Trust	45,305	1,722,949
Welltower, Inc.	77,275	13,003,837
Weyerhaeuser Co.	63,360	1,639,123
		154,826,463
Total Long-Term Investment Securities (cost $235,844,116)		248,576,177
SHORT-TERM INVESTMENTS — 1.6%
Sovereign — 0.5%
Federal Home Loan Bank Disc. Notes 4.15%, 09/02/2025	$1,283,000	1,282,401

VALIC Company I Global Real Estate Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio 4.31%(2)(3)	2,782,895	$ 2,782,895
Total Short-Term Investments (cost $4,065,747)		4,065,296
TOTAL INVESTMENTS (cost $239,909,863)	100.7%	252,641,473
Other assets less liabilities	(0.7)	(1,687,973)
NET ASSETS	100.0%	$250,953,500
#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Global Real Estate Fund has no right to demand registration of these securities. At August 31, 2025, the aggregate value of these securities was $1,222,667 representing 0.5% of net assets.
(1)	Consists of more than one type of securities traded together as a unit.
(2)	The rate shown is the 7-day yield as of August 31, 2025.
(3)	At August 31, 2025, the Fund had loaned securities with a total value of $9,377,645. This was secured by collateral of $2,782,895, which was received in cash and subsequently invested in short-term investments currently valued at $2,782,895 as reported in the Portfolio of Investments. Additional collateral of $7,023,482 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2025
Federal Farm Credit Bank	0.55%	09/16/2025	$14,018
Federal Home Loan Bank	0.55% to 1.10%	01/20/2026 to 10/13/2026	161,243
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	13,996
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	76,717
United States Treasury Bills	0.00%	11/28/2025	1,893
United States Treasury Notes/Bonds	0.00% to 4.88%	09/30/2025 to 08/15/2055	6,755,615
CVA—Certification Van Aandelen (Dutch Cert.)

Industry Allocation*
Diversified REITS	18.6%
Warehouse/Industrial REITS	13.3
Apartment REITS	11.5
Health Care REITS	10.3
Real Estate	10.1
Shopping Centers REITS	9.9
Storage REITS	7.8
Office Property REITS	4.9
Regional Malls REITS	3.9
Hotel REITS	2.7
Manufactured Homes REITS	2.2
Single Tenant REITS	2.0
Short-Term Investments	1.6
Engineering & Construction	0.7
Telecommunications	0.6
Healthcare-Services	0.6
100.7%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$5,934,742	$—	$—	$5,934,742
United States	154,826,463	—	—	154,826,463
Other Countries	—	87,814,972	—	87,814,972
Short-Term Investments:
Sovereign	—	1,282,401	—	1,282,401
Other Short-Term Investments	2,782,895	—	—	2,782,895
Total Investments at Value	$163,544,100	$89,097,373	$—	$252,641,473
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 60.8%
Australia — 0.6%
Aristocrat Leisure, Ltd.	5,342	$ 253,940
BHP Group, Ltd. #	9,652	269,646
Brambles, Ltd.	10,342	175,405
Fortescue, Ltd.#	28,479	359,434
Pro Medicus, Ltd.#	876	170,656
Qantas Airways, Ltd.	12,460	95,442
		1,324,523
Austria — 0.0%
Erste Group Bank AG	662	62,912
OMV AG	526	28,955
		91,867
Belgium — 0.0%
KBC Group NV	269	31,686
Bermuda — 0.0%
Arch Capital Group, Ltd.	264	24,164
Brazil — 0.8%
AMBEV SA	46,800	106,602
B3 SA - Brasil Bolsa Balcao	14,100	33,756
BB Seguridade Participacoes SA	12,200	73,850
Cia de Saneamento Basico do Estado de Sao Paulo	8,300	187,513
CPFL Energia SA	4,100	29,771
Itausa SA (Preference Shares)	67,959	140,635
Petroleo Brasileiro SA	63,500	395,276
Petroleo Brasileiro SA (Preference Shares)	62,200	356,782
Vale SA	60,000	614,845
		1,939,030
Canada — 1.1%
Agnico Eagle Mines, Ltd.	1,500	216,270
ARC Resources, Ltd.	8,700	167,431
Barrick Mining Corp.	1,400	37,341
Canadian Imperial Bank of Commerce	400	30,900
CGI, Inc.	100	9,711
Dollarama, Inc.	1,400	190,894
Empire Co., Ltd., Class A	2,200	85,398
Fairfax Financial Holdings, Ltd.	300	516,471
Great-West Lifeco, Inc.#	4,300	170,328
iA Financial Corp., Inc.	1,400	150,617
Imperial Oil, Ltd.#	400	36,297
Kinross Gold Corp.	21,000	439,007
Loblaw Cos., Ltd.	5,200	212,377
Manulife Financial Corp.	1,300	39,993
Suncor Energy, Inc.#	3,700	152,946
		2,455,981
China — 2.9%
Agricultural Bank of China, Ltd.	354,000	238,459
Baidu, Inc., Class A†	1,250	14,806
Bank of China, Ltd.	361,000	197,122
China CITIC Bank Corp., Ltd.	148,000	132,149
China Construction Bank Corp.	1,620,000	1,553,562
China Everbright Bank Co., Ltd.	56,000	25,136
China Hongqiao Group, Ltd.#	46,500	150,649
China Life Insurance Co., Ltd.	67,000	206,046
China Merchants Bank Co., Ltd.	4,000	24,605
China National Building Material Co., Ltd.	54,000	39,040
Contemporary Amperex Technology Co., Ltd., Class A	3,600	154,165
COSCO SHIPPING Holdings Co., Ltd.#	48,500	84,276
Hisense Home Appliances Group Co., Ltd.#	10,000	30,871
Huaneng Power International, Inc.	72,000	51,614
Security Description	Shares or Principal Amount	Value

China (continued)
Industrial & Commercial Bank of China, Ltd.	1,083,000	$ 798,982
JD Logistics, Inc.*†	34,200	56,187
JD.com, Inc., Class A	2,600	40,021
Kuaishou Technology*#†	40,800	391,477
Kweichow Moutai Co., Ltd., Class A	500	103,763
NetEase, Inc.	28,500	779,240
New China Life Insurance Co., Ltd.	16,100	99,271
People's Insurance Co. Group of China, Ltd.	147,000	131,649
PetroChina Co., Ltd.	354,000	340,800
PICC Property & Casualty Co., Ltd.	86,000	207,017
Ping An Insurance Group Co. of China, Ltd.#	76,500	553,204
Pop Mart International Group, Ltd.*	7,400	304,970
Qifu Technology, Inc. ADR	1,900	55,328
Shandong Weigao Group Medical Polymer Co., Ltd.	42,000	31,588
Vipshop Holdings, Ltd. ADR	5,470	91,568
		6,887,565
Czech Republic — 0.0%
CEZ AS	520	32,507
Denmark — 0.2%
Genmab A/S†	1,040	259,120
Novo Nordisk A/S, Class B	2	113
Pandora A/S	1,152	159,047
		418,280
Finland — 0.1%
Nokia Oyj	37,477	161,112
Wartsila OYJ Abp	6,260	183,269
		344,381
France — 1.2%
Air Liquide SA	864	178,262
BNP Paribas SA	1,844	165,613
Bouygues SA	2,833	121,478
Cie de Saint-Gobain SA	2,023	218,408
Credit Agricole SA	10,576	193,305
Eiffage SA	1,150	144,703
Engie SA	24,162	500,001
Hermes International S.C.A.	65	158,893
Orange SA	10,362	168,738
Sanofi SA	1,197	118,930
Schneider Electric SE	1	245
Societe Generale SA	12,238	754,031
TotalEnergies SE	1,973	123,824
		2,846,431
Germany — 1.8%
Allianz SE	563	237,924
Bayer AG	4,731	155,265
Deutsche Bank AG	30,312	1,064,619
Deutsche Post AG	2,980	135,681
GEA Group AG	2,629	191,282
Heidelberg Materials AG	1,869	443,014
MTU Aero Engines AG	78	34,844
Muenchener Rueckversicherungs-Gesellschaft AG	208	132,684
Rheinmetall AG	530	1,047,754
RWE AG	10,293	412,385
Siemens Energy AG†	2,796	296,796
		4,152,248
Greece — 0.0%
OPAP SA	2,979	66,780

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong — 0.6%
Alibaba Group Holding, Ltd.	12,900	$ 215,873
China Resources Land, Ltd.	40,500	158,037
CK Asset Holdings, Ltd.	32,500	153,188
CK Hutchison Holdings, Ltd.	22,000	146,114
CLP Holdings, Ltd.	3,000	25,335
Geely Automobile Holdings, Ltd.	100,000	249,600
Sinotruk Hong Kong, Ltd.	11,500	33,404
Sun Hung Kai Properties, Ltd.	14,000	164,363
WH Group, Ltd.*	137,000	146,083
		1,291,997
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	6,893	59,281
OTP Bank Nyrt	3,146	274,179
		333,460
India — 0.3%
Bharat Petroleum Corp., Ltd.	25,485	88,991
Cipla, Ltd.	1,374	24,711
Coal India, Ltd.	25,986	110,366
Dr. Reddy's Laboratories, Ltd.	659	9,377
HCL Technologies, Ltd.	721	11,874
Hindalco Industries, Ltd.	17,150	136,791
Infosys, Ltd.	394	6,600
NTPC, Ltd.	30,946	115,019
Oil & Natural Gas Corp., Ltd.	56,812	150,381
Power Finance Corp., Ltd.	25,562	110,036
Shriram Finance, Ltd.	3,542	23,319
Tata Consultancy Services, Ltd.	4	140
Tata Motors, Ltd.	3,418	25,926
		813,531
Indonesia — 0.1%
Astra International Tbk PT	339,000	112,827
Indofood Sukses Makmur Tbk PT	55,200	24,947
United Tractors Tbk PT	26,400	39,075
		176,849
Ireland — 0.4%
Eaton Corp. PLC	400	139,656
Linde PLC	300	143,487
Medtronic PLC	2,900	269,149
TE Connectivity PLC	701	144,756
Trane Technologies PLC	300	124,680
		821,728
Israel — 0.3%
Bank Leumi Le-Israel BM	12,372	238,174
Check Point Software Technologies, Ltd.†	1,513	292,221
Nice, Ltd.†	797	112,763
		643,158
Italy — 1.1%
Banco BPM SpA	12,498	171,843
Enel SpA	19,638	181,115
Generali	5,412	211,551
Leonardo SpA	5,511	314,082
Poste Italiane SpA*	5,928	138,913
Prysmian SpA	473	41,397
UniCredit SpA	19,273	1,491,585
Unipol Assicurazioni SpA	6,003	125,578
		2,676,064
Security Description	Shares or Principal Amount	Value

Japan — 3.1%
Advantest Corp.	2,400	$ 186,450
Asahi Group Holdings, Ltd.	9,900	125,004
Asahi Kasei Corp.	19,400	158,228
Asics Corp.	8,300	224,948
Bandai Namco Holdings, Inc.	6,600	226,832
Central Japan Railway Co.	13,000	346,564
Chugai Pharmaceutical Co., Ltd.	3,500	154,905
Daifuku Co., Ltd.	5,400	171,191
Daiwa House Industry Co., Ltd.	5,100	181,315
ENEOS Holdings, Inc.	8,400	50,233
Fujikura, Ltd.	3,300	279,247
Fujitsu, Ltd.	6,500	157,820
Hoya Corp.	1,200	155,114
Inpex Corp.	8,900	151,803
Kao Corp.	3,100	140,542
Kirin Holdings Co., Ltd.	8,000	116,180
Komatsu, Ltd.	4,900	165,183
Konami Group Corp.	1,700	258,936
Marubeni Corp.	8,100	184,104
Mitsubishi Electric Corp.	12,600	303,543
Mitsubishi Heavy Industries, Ltd.	1,600	40,218
NEC Corp.	20,500	630,215
Nitto Denko Corp.#	9,200	206,715
Nomura Holdings, Inc.	25,600	181,693
Olympus Corp.	3,000	34,881
Otsuka Holdings Co., Ltd.	3,400	178,159
Panasonic Holdings Corp.	14,500	146,990
Recruit Holdings Co., Ltd.	11,900	678,187
Shin-Etsu Chemical Co., Ltd.	4,500	139,412
Shionogi & Co., Ltd.	8,400	145,980
Sompo Holdings, Inc.	1,500	48,496
Subaru Corp.	7,000	136,532
Sumitomo Corp.	6,800	189,638
TDK Corp.	2,400	30,886
TIS, Inc.	2,700	89,896
Tokyo Electron, Ltd.	200	27,302
Tokyo Gas Co., Ltd.	4,700	180,050
Toray Industries, Inc.	23,100	154,568
Toyota Tsusho Corp.	6,600	175,835
		7,153,795
Luxembourg — 0.1%
Spotify Technology SA†	288	196,382
Tenaris SA	6,795	123,169
		319,551
Malaysia — 0.1%
Tenaga Nasional Bhd	47,600	148,613
Mexico — 0.1%
Gruma SAB de CV, Class B	2,695	46,330
Grupo Mexico SAB de CV, Class B	15,500	101,672
Prologis Property Mexico SA de CV	7,500	27,614
		175,616
Netherlands — 0.5%
AerCap Holdings NV	2,315	285,902
EXOR NV	1,018	101,868
JBS NV†	6,250	100,588
Koninklijke Ahold Delhaize NV	14,459	579,452
Koninklijke KPN NV	12,482	59,612
Wolters Kluwer NV	1	126
		1,127,548

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
New Zealand — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	2,119	$ 45,561
Norway — 0.2%
Equinor ASA	13,256	326,864
Kongsberg Gruppen ASA	900	26,858
Yara International ASA	2,768	100,673
		454,395
Poland — 0.1%
Orlen SA	9,303	198,454
PGE Polska Grupa Energetyczna SA†	14,669	45,719
		244,173
Qatar — 0.0%
Qatar National Bank Q.P.S.C.	5,542	28,903
Russia — 0.0%
MMC Norilsk Nickel PJSC†(1)(2)	56,300	0
Saudi Arabia — 0.1%
Saudi Telecom Co.	12,113	135,505
Singapore — 0.2%
Singapore Exchange, Ltd.	14,800	191,167
Singapore Technologies Engineering, Ltd.	26,700	159,557
Yangzijiang Shipbuilding Holdings, Ltd.	42,600	96,380
		447,104
South Africa — 0.4%
FirstRand, Ltd.	6,248	26,357
Gold Fields, Ltd.	14,761	489,258
Harmony Gold Mining Co., Ltd.	9,504	126,454
Kumba Iron Ore, Ltd.#	1,717	31,487
MTN Group, Ltd.	26,907	228,674
		902,230
South Korea — 2.3%
DB Insurance Co., Ltd.	782	74,126
Hana Financial Group, Inc.	4,890	288,595
Hyundai Glovis Co., Ltd.	629	83,319
Hyundai Mobis Co., Ltd.	1,010	230,848
KB Financial Group, Inc.	2,491	193,521
Kia Corp.	4,010	304,009
Korea Electric Power Corp.	4,336	113,793
Korea Investment Holdings Co., Ltd.	670	64,565
Korea Shipbuilding & Offshore Engineering Co., Ltd.	652	190,306
LG Uplus Corp.	3,578	38,200
Samsung Electronics Co., Ltd.	35,538	1,778,176
Samsung Electronics Co., Ltd. (Preference Shares)	13,511	549,187
Shinhan Financial Group Co., Ltd.	5,800	272,004
SK Hynix, Inc.	4,917	941,317
SK Square Co., Ltd.†	1,474	157,312
		5,279,278
Spain — 0.7%
Acciona SA	437	86,576
ACS Actividades de Construccion y Servicios SA	1,939	146,359
Aena SME SA*	8,690	251,432
Banco Bilbao Vizcaya Argentaria SA	13,293	240,721
CaixaBank SA	22,924	228,611
Endesa SA	5,157	157,071
Iberdrola SA	10,822	203,524
International Consolidated Airlines Group SA	20,161	103,957
Repsol SA	10,973	179,966
		1,598,217
Security Description	Shares or Principal Amount	Value

Sweden — 0.2%
Atlas Copco AB, Class B	1,631	$ 23,187
Investor AB, Class B	841	25,914
Telefonaktiebolaget LM Ericsson, Class B	16,759	133,450
Volvo AB, Class B	6,371	195,955
		378,506
Switzerland — 1.6%
ABB, Ltd.	3,153	211,263
Bunge Global SA	570	48,006
Coca-Cola HBC AG#	3,465	175,004
Garmin, Ltd.	67	16,202
Geberit AG	218	159,873
Givaudan SA	5	21,051
Holcim AG	1,706	143,028
Novartis AG	9,740	1,232,610
Roche Holding AG	4,241	1,384,484
Roche Holding AG (BR)	40	13,729
Schindler Holding AG (Participation Certificate)	578	214,841
Sonova Holding AG	83	24,197
Zurich Insurance Group AG	281	205,324
		3,849,612
Taiwan — 1.5%
ASE Technology Holding Co., Ltd.	3,000	14,778
Asustek Computer, Inc.	1,000	20,618
Evergreen Marine Corp. Taiwan, Ltd.	17,000	102,611
Hon Hai Precision Industry Co., Ltd.	3,000	19,845
MediaTek, Inc.	10,000	446,499
Novatek Microelectronics Corp.	6,000	85,235
Taiwan Semiconductor Manufacturing Co., Ltd.	66,000	2,484,815
United Microelectronics Corp.	191,000	252,658
		3,427,059
Thailand — 0.1%
Advanced Info Service PCL	16,400	148,332
Charoen Pokphand Foods PCL	63,200	43,115
		191,447
Turkey — 0.0%
Turk Hava Yollari AO	9,103	74,199
Turkcell Iletisim Hizmetleri AS	17,751	40,936
		115,135
United Arab Emirates — 0.4%
Aldar Properties PJSC	61,701	161,407
Emaar Development PJSC	15,358	61,582
Emaar Properties PJSC	109,592	429,098
Emirates NBD Bank PJSC	24,165	166,129
		818,216
United Kingdom — 2.5%
3i Group PLC	16,139	876,989
Anglogold Ashanti PLC	5,351	301,132
Associated British Foods PLC	832	24,280
Auto Trader Group PLC*	2,523	27,391
BAE Systems PLC	1,064	25,288
Barclays PLC	62,992	306,642
BT Group PLC	100,092	292,920
Centrica PLC	84,540	183,885
Compass Group PLC	3,993	135,758
GSK PLC	7,276	143,466
HSBC Holdings PLC	15,337	196,543
Imperial Brands PLC	9,978	421,297
Marks & Spencer Group PLC	2,857	13,336

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
NatWest Group PLC	120,797	$ 835,722
Next PLC	1,640	265,089
RELX PLC	1,751	81,662
Rolls-Royce Holdings PLC	21,115	305,135
Royalty Pharma PLC, Class A	5,136	184,793
Sage Group PLC	8,207	120,535
SSE PLC	1,113	26,018
Standard Chartered PLC	15,261	285,688
Tesco PLC	5,148	29,426
Unilever PLC	12,915	812,858
Vodafone Group PLC	39,161	46,843
		5,942,696
United States — 35.0%
Abbott Laboratories	4,990	661,973
AbbVie, Inc.	8,445	1,776,828
Adobe, Inc.†	4,620	1,647,954
Akamai Technologies, Inc.†	302	23,897
Albertsons Cos., Inc., Class A	5,630	109,560
Alphabet, Inc., Class A	9,707	2,066,717
Alphabet, Inc., Class C	10,906	2,328,758
Altria Group, Inc.	22,543	1,515,115
Amazon.com, Inc.†	12,272	2,810,288
American Express Co.	642	212,682
Amgen, Inc.	2,763	794,943
Amphenol Corp., Class A	411	44,741
Apple, Inc.	21,122	4,903,261
Applied Materials, Inc.	762	122,499
AppLovin Corp., Class A†	1,956	936,122
Arista Networks, Inc.†	1	137
AT&T, Inc.	6,180	181,012
Automatic Data Processing, Inc.	456	138,647
AutoZone, Inc.†	44	184,735
AvalonBay Communities, Inc.	725	141,991
Bank of New York Mellon Corp.	10,343	1,092,221
Best Buy Co., Inc.	1,683	123,936
Booking Holdings, Inc.	302	1,690,913
Boston Scientific Corp.†	1,371	144,641
Bristol-Myers Squibb Co.	11,772	555,403
Broadcom, Inc.	4,655	1,384,350
Broadridge Financial Solutions, Inc.	57	14,570
Builders FirstSource, Inc.†	187	25,933
Cardinal Health, Inc.	684	101,766
Carlisle Cos., Inc.	355	136,991
Caterpillar, Inc.	442	185,216
Cboe Global Markets, Inc.	217	51,201
Cencora, Inc.	617	179,923
Centene Corp.†	2,116	61,449
CF Industries Holdings, Inc.	2,038	176,552
Cintas Corp.	5,158	1,083,335
Cisco Systems, Inc.	2,043	141,151
Cognizant Technology Solutions Corp., Class A	2,147	155,121
Colgate-Palmolive Co.	11,111	934,102
Comcast Corp., Class A	5,241	178,037
Corpay, Inc.†	41	13,352
CVS Health Corp.	5,143	376,210
Deckers Outdoor Corp.†	1,811	216,650
Devon Energy Corp.	2,941	106,170
Dick's Sporting Goods, Inc.	76	16,173
DocuSign, Inc.†	2,840	217,714
Domino's Pizza, Inc.	325	148,948
eBay, Inc.	1,303	118,065
Security Description	Shares or Principal Amount	Value

United States (continued)
Electronic Arts, Inc.	181	$ 31,123
EMCOR Group, Inc.	280	173,600
Entergy Corp.	1,718	151,339
EOG Resources, Inc.	4,684	584,657
Equity LifeStyle Properties, Inc.	1,741	104,965
Expedia Group, Inc.	437	93,868
F5, Inc.†	376	117,741
FactSet Research Systems, Inc.	267	99,676
Fair Isaac Corp.†	390	593,440
Fastenal Co.	6,127	304,267
FedEx Corp.	180	41,593
Fortinet, Inc.†	1,765	139,029
Fox Corp., Class A	2,988	178,384
Gaming & Leisure Properties, Inc.	2,586	124,154
Gartner, Inc.†	54	13,564
Gen Digital, Inc.	5,716	172,623
General Electric Co.	752	206,950
General Motors Co.	15,648	916,816
Gilead Sciences, Inc.	14,128	1,596,040
GoDaddy, Inc., Class A†	77	11,420
Goldman Sachs Group, Inc.	260	193,765
Hartford Insurance Group, Inc.	956	126,488
HCA Healthcare, Inc.	1,111	448,800
Hewlett Packard Enterprise Co.	7,293	164,603
Home Depot, Inc.	363	147,658
Howmet Aerospace, Inc.	1,162	202,304
Hubbell, Inc.	184	79,302
IDEXX Laboratories, Inc.†	1,248	807,568
Illinois Tool Works, Inc.	572	151,380
International Business Machines Corp.	669	162,895
Intuit, Inc.	207	138,069
Johnson & Johnson	791	140,141
Kellanova	1,021	81,170
Kimberly-Clark Corp.	909	117,388
KLA Corp.	212	184,864
Kroger Co.	10,166	689,661
Lam Research Corp.	3,371	337,606
Leidos Holdings, Inc.	956	172,960
Lennox International, Inc.	513	286,182
LKQ Corp.†(2)	3	98
Lockheed Martin Corp.	222	101,150
Lowe's Cos., Inc.	606	156,384
LPL Financial Holdings, Inc.	254	92,578
Lululemon Athletica, Inc.†	405	81,891
Masco Corp.	218	15,999
Mastercard, Inc., Class A	2,358	1,403,694
MercadoLibre, Inc.†	79	195,360
Merck & Co., Inc.	1,202	101,112
Meta Platforms, Inc., Class A	5,456	4,030,347
Mettler-Toledo International, Inc.†	338	439,752
Micron Technology, Inc.	14,047	1,671,733
Microsoft Corp.	12,761	6,465,871
Mid-America Apartment Communities, Inc.	929	135,467
Molina Healthcare, Inc.†	404	73,055
Molson Coors Beverage Co., Class B	876	44,229
Monster Beverage Corp.†	2,221	138,613
Moody's Corp.	2,359	1,202,524
Morgan Stanley	1,072	161,315
Motorola Solutions, Inc.	58	27,403
NetApp, Inc.	135	15,227
Netflix, Inc.†	830	1,002,848
Neurocrine Biosciences, Inc.†	229	31,968
New Fortress Energy, Inc.†	8,698	21,397

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Northern Trust Corp.	1,247	$ 163,706
NRG Energy, Inc.	3,205	466,520
NVIDIA Corp.	46,819	8,154,933
NVR, Inc.†	3	24,353
Old Dominion Freight Line, Inc.	807	121,833
Oracle Corp.	879	198,768
O'Reilly Automotive, Inc.†	1,635	169,517
Packaging Corp. of America	346	75,414
Palantir Technologies, Inc., Class A†	3,832	600,513
Parker-Hannifin Corp.	44	33,411
Paychex, Inc.	1,080	150,611
PepsiCo, Inc.	1	149
PPG Industries, Inc.	890	98,995
Procter & Gamble Co.	528	82,917
Progressive Corp.	666	164,542
Public Storage	648	190,894
PulteGroup, Inc.	237	31,289
QUALCOMM, Inc.	10,909	1,753,404
Quest Diagnostics, Inc.	147	26,701
Reliance, Inc.	45	13,305
ResMed, Inc.	579	158,941
Rollins, Inc.	3,322	187,826
Ross Stores, Inc.	175	25,753
Royal Caribbean Cruises, Ltd.	582	211,394
RPM International, Inc.	214	26,816
RTX Corp.	316	50,118
ServiceNow, Inc.†	180	165,143
Sherwin-Williams Co.	906	331,442
Simon Property Group, Inc.	998	180,299
Snap-on, Inc.	487	158,392
Solventum Corp.†	1,378	100,718
State Street Corp.	4,374	502,879
Stryker Corp.	432	169,089
Synchrony Financial	5,189	396,128
T. Rowe Price Group, Inc.	3,576	384,849
Targa Resources Corp.	1,082	181,516
Tesla, Inc.†	2,667	890,431
Texas Pacific Land Corp.	171	159,625
TJX Cos., Inc.	1,291	176,364
T-Mobile US, Inc.	461	116,167
Uber Technologies, Inc.†	1,756	164,625
Ulta Beauty, Inc.†	281	138,457
Union Pacific Corp.	579	129,447
United Therapeutics Corp.†	571	174,018
Universal Health Services, Inc., Class B	933	169,414
Veeva Systems, Inc., Class A†	601	161,789
VeriSign, Inc.	1,368	373,970
Verisk Analytics, Inc.	562	150,683
Verizon Communications, Inc.	3,787	167,499
Vertiv Holdings Co., Class A	334	42,602
VICI Properties, Inc.	16,607	560,984
Visa, Inc., Class A	3,762	1,323,396
Vistra Corp.	2,818	532,912
Walmart, Inc.	13,027	1,263,358
Waters Corp.†	440	132,792
Welltower, Inc.	973	163,736
Williams-Sonoma, Inc.	1,653	311,078
WP Carey, Inc.	394	26,437
WW Grainger, Inc.	170	172,295
Security Description	Shares or Principal Amount	Value

United States (continued)
Yum! Brands, Inc.	1,014	$ 149,028
Zoom Communications, Inc.†	4,161	338,789
		81,872,995
Total Common Stocks (cost $106,531,738)		142,028,385
CORPORATE BONDS & NOTES — 17.8%
Argentina — 0.4%
Arcor SAIC
YPF SA
6.95%, 07/21/2027*	$ 320,000	318,848
8.25%, 01/17/2034*	370,000	370,134
9.00%, 02/12/2026(3)	149,231	149,704
		838,686
Australia — 0.2%
Mineral Resources, Ltd.
8.13%, 05/01/2027*	120,000	120,068
9.25%, 10/01/2028*	255,000	266,582
		386,650
Bermuda — 0.3%
Aircastle, Ltd.
5.25%, 06/15/2026*(4)	470,000	466,992
Geopark, Ltd.
8.75%, 01/31/2030*	310,000	282,488
		749,480
Brazil — 0.1%
Vale Overseas, Ltd.
6.40%, 06/28/2054	270,000	270,052
Canada — 0.7%
Air Canada Pass-Through Trust
3.60%, 09/15/2028*	198,046	194,036
ERO Copper Corp.
6.50%, 02/15/2030*	355,000	345,238
First Quantum Minerals, Ltd.
8.00%, 03/01/2033*	200,000	207,706
Taseko Mines, Ltd.
8.25%, 05/01/2030*	435,000	457,348
Teine Energy, Ltd.
6.88%, 04/15/2029*	440,000	433,015
		1,637,343
Cayman Islands — 0.4%
AS Mileage Plan IP, Ltd.
5.02%, 10/20/2029*	415,000	415,623
5.31%, 10/20/2031*	415,000	415,569
		831,192
Colombia — 0.2%
Ecopetrol SA
7.75%, 02/01/2032	320,000	325,740
8.88%, 01/13/2033	200,000	212,720
		538,460
France — 0.3%
Societe Generale SA
7.13%, 01/19/2055*	605,000	620,078
Ireland — 0.3%
Flutter Treasury DAC
5.88%, 06/04/2031*	710,000	722,929

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Luxembourg — 0.5%
Adecoagro SA
7.50%, 07/29/2032*		$ 120,000	$ 118,560
Connect Finco SARL/Connect US Finco LLC
9.00%, 09/15/2029*		515,000	536,542
CSN Resources SA
8.88%, 12/05/2030*		400,000	401,665
Raizen Fuels Finance SA
5.70%, 01/17/2035*		220,000	201,718
			1,258,485
Mexico — 1.3%
Banco Mercantil del Norte SA
5.88%, 01/24/2027*(4)		400,000	393,610
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.25%, 01/31/2041*		198,101	203,397
Grupo Aeromexico SAB de CV
8.25%, 11/15/2029*		200,000	197,737
Petroleos Mexicanos
5.35%, 02/12/2028		2,027,000	1,987,326
Trust Fibra Uno
7.70%, 01/23/2032*		200,000	213,144
			2,995,214
Netherlands — 0.3%
Braskem Netherlands Finance BV
8.50%, 01/12/2031*		410,000	315,414
Yinson Boronia Production BV
8.95%, 07/31/2042*		372,814	406,708
			722,122
Panama — 0.6%
AES Panama Generation Holdings SRL
4.38%, 05/31/2030		1,480,879	1,378,328
Peru — 0.1%
Credicorp Capital Sociedad Titulizadora SA
9.70%, 03/05/2045*	PEN	500,000	147,556
Petroleos del Peru SA
5.63%, 06/19/2047*		310,000	210,025
			357,581
Switzerland — 0.4%
UBS Group AG
6.54%, 08/12/2033*		850,000	932,098
United Kingdom — 0.4%
Anglian Water Osprey Financing PLC
2.00%, 07/31/2028	GBP	270,000	325,369
4.00%, 03/08/2026	GBP	479,000	643,759
			969,128
United States — 11.3%
Affinity Interactive
6.88%, 12/15/2027*		760,000	436,628
Air Lease Corp.
5.20%, 07/15/2031		220,000	226,429
Allegiant Travel Co.
7.25%, 08/15/2027*		430,000	437,435
AmeriTex HoldCo Intermediate LLC
7.63%, 08/15/2033*		130,000	134,136
Antares Holdings LP
2.75%, 01/15/2027*		1,547,000	1,495,357
Security Description	Shares or Principal Amount	Value

United States (continued)
Ares Capital Corp.
2.88%, 06/15/2028	$ 980,000	$ 935,384
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C
7.88%, 02/03/2030*	270,000	274,828
Axon Enterprise, Inc.
6.25%, 03/15/2033*	140,000	144,719
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/2026	607,000	601,837
Blackstone Secured Lending Fund
2.85%, 09/30/2028	983,000	928,859
Block, Inc.
6.00%, 08/15/2033*	40,000	41,066
Blue Owl Capital Corp
2.63%, 01/15/2027	1,095,000	1,061,538
Blue Owl Finance LLC
3.13%, 06/10/2031	1,027,000	931,100
Blue Owl Technology Finance Corp
4.75%, 12/15/2025*#	1,270,000	1,266,226
Boeing Co.
5.81%, 05/01/2050	870,000	836,624
Boost Newco Borrower LLC
7.50%, 01/15/2031*	290,000	307,672
Burford Capital Global Finance LLC
7.50%, 07/15/2033*	200,000	204,400
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.00%, 06/15/2029*	250,000	217,294
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*	200,000	168,443
Charles Schwab Corp.
4.00%, 06/01/2026(4)	855,000	842,118
Charter Communications Operating LLC/Charter Communications Operating Capital
5.75%, 04/01/2048	320,000	285,190
Citadel Finance LLC
5.90%, 02/10/2030*	1,000,000	1,014,315
Citigroup, Inc. FRS
4.00%, 12/10/2025(4)	495,000	490,356
Citizens Financial Group, Inc.
5.65%, 10/06/2025#(4)	505,000	504,612
Credit Acceptance Corp.
9.25%, 12/15/2028*	383,000	404,327
Deluxe Corp.
8.13%, 09/15/2029*	380,000	395,870
DISH Network Corp.
11.75%, 11/15/2027*	830,000	877,533
Enact Holdings, Inc.
6.25%, 05/28/2029	900,000	939,155
Enova International, Inc.
9.13%, 08/01/2029*	220,000	231,981
Ford Motor Credit Co. LLC
5.30%, 09/06/2029	330,000	327,641
Freedom Mtg. Holdings LLC
8.38%, 04/01/2032*	180,000	185,649
9.25%, 02/01/2029*	460,000	480,744
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 05/15/2033	155,000	161,906
Golub Capital BDC, Inc.
2.50%, 08/24/2026	934,000	914,473
Golub Capital Private Credit Fund
5.88%, 05/01/2030	380,000	385,464

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Hercules Capital, Inc.
2.63%, 09/16/2026	$ 484,000	$ 472,995
JH North America Holdings, Inc.
6.13%, 07/31/2032*	150,000	152,246
Main Street Capital Corp.
3.00%, 07/14/2026#	680,000	669,649
MasTec, Inc.
4.50%, 08/15/2028*	303,000	301,149
Mativ Holdings, Inc.
8.00%, 10/01/2029*#	230,000	227,650
Millrose Properties, Inc.
6.38%, 08/01/2030*	270,000	272,430
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 04/15/2030*	300,000	310,022
11.88%, 04/15/2031*	100,000	105,344
Nexstar Media, Inc.
4.75%, 11/01/2028*#	260,000	255,220
NFE Financial Holding LLC
12.00%, 11/15/2029*	1,362,400	500,682
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	90,000	91,805
NMI Holdings, Inc.
6.00%, 08/15/2029	400,000	410,664
PBF Holding Co. LLC/PBF Finance Corp.
9.88%, 03/15/2030*	120,000	123,893
Plains All American Pipeline LP/PAA Finance Corp.
5.70%, 09/15/2034	400,000	408,034
PNC Financial Services Group, Inc.
5.00%, 11/01/2026(4)	180,000	178,873
Regal Rexnord Corp.
6.30%, 02/15/2030	110,000	116,528
6.40%, 04/15/2033	110,000	117,027
Ryan Specialty LLC
4.38%, 02/01/2030*	600,000	579,901
5.88%, 08/01/2032*	200,000	201,368
Saks Global Enterprises LLC
11.00%, 12/15/2029*	430,000	90,300
Synchrony Bank
5.63%, 08/23/2027	380,000	388,383
Tyson Foods, Inc.
5.70%, 03/15/2034#	320,000	333,439
US Bancorp
3.70%, 01/15/2027#(4)	390,000	375,587
Venture Global LNG, Inc.
9.00%, 09/30/2029*(4)	290,000	287,982
Vistra Corp.
7.00%, 12/15/2026*(4)	220,000	222,649
8.00%, 10/15/2026*(4)	185,000	188,844
		26,473,973
Total Corporate Bonds & Notes (cost $42,804,682)		41,681,799
CONVERTIBLE BONDS & NOTES — 0.1%
United States — 0.1%
Global Payments, Inc.
1.50%, 03/01/2031 (cost $347,887)	365,000	339,268
Security Description	Shares or Principal Amount	Value
LOANS(5)(6)(7) — 0.3%
Cayman Islands — 0.1%
FNZ Group Services LLC BTL-B FRS
9.32%, (SOFR+5.00%), 11/05/2031	$ 169,575	$ 136,084
United States — 0.2%
Sabre GLBL, Inc. BTL-B FRS
9.42%, (SOFR+5.00%), 06/30/2028	553,255	536,657
Total Loans (cost $688,787)		672,741
ASSET BACKED SECURITIES — 2.4%
Cayman Islands — 0.9%
Ares LXV CLO, Ltd. FRS
Series 2022-65A, Class C 6.77%, (TSFR3M+2.45%), 07/25/2034*	420,000	420,000
Ares LXXV CLO, Ltd. FRS
Series 2024-75A, Class C 6.17%, (TSFR3M+1.85%), 01/15/2037*	475,000	475,716
Dryden 60 CLO, Ltd. FRS
Series 2018-60A, Class D 7.58%, (TSFR3M+3.26%), 07/15/2031*	840,000	842,608
Dryden 90 Clo, Ltd. FRS
Series 2021-90A, Class D 7.47%, (TSFR3M+3.26%), 02/20/2035*	250,000	248,138
		1,986,462
Jersey — 0.3%
GoldenTree Loan Management US, Ltd. FRS
Series 2024-20A, Class C 6.53%, (TSFR3M+2.20%), 07/20/2037*	730,000	733,623
United States — 1.2%
Cogent Ipv4 LLC
Series 2025-1A, Class A2 6.65%, 04/25/2055*	470,000	485,200
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
Series 2025-1A, Class A2 6.00%, 05/20/2055*	340,000	350,253
Series 2025-1A, Class B 6.51%, 05/20/2055*	800,000	824,017
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class B 5.59%, 08/20/2055*	290,000	293,183
Subway Funding LLC
5.91%, 07/30/2054*	382,113	379,581
Zayo Issuer LLC
Series 2025-2A, Class B 6.59%, 06/20/2055*	480,000	501,178
		2,833,412
Total Asset Backed Securities (cost $5,501,476)		5,553,497
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.7%
United States — 3.7%
BX Commercial Mtg. Trust FRS
Series 2021-VOLT, Class D 6.13%, (TSFR1M+1.76%), 09/15/2036*	251,895	251,130
Connecticut Avenue Securities Trust FRS
Series 2024-R01, Class 1M2 6.15%, (SOFR30A+1.80%), 01/25/2044*	710,000	717,983
Series 2020-SBT1, Class 2M2 8.11%, (SOFR30A+3.76%), 02/25/2040*	345,264	357,673

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2023-HQA2, Class M1B 7.70%, (SOFR30A+3.35%), 06/25/2043*		$ 1,180,000	$ 1,230,819
Series 2022-HQA3, Class M1B 7.90%, (SOFR30A+3.55%), 08/25/2042*		820,000	858,652
Series 2022-DNA4, Class M2 9.60%, (SOFR30A+5.25%), 05/25/2042*		780,000	831,917
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2023-R07, Class 2M2 7.60%, (SOFR30A+3.25%), 09/25/2043*		330,000	343,313
Series 2023-R02, Class 1M2 7.70%, (SOFR30A+3.35%), 01/25/2043*		1,080,000	1,129,865
Series 2022-R06, Class 1M2 8.20%, (SOFR30A+3.85%), 05/25/2042*		860,000	898,648
Series 2023-R03, Class 2M2 8.25%, (SOFR30A+3.90%), 04/25/2043*		420,000	445,200
Government National Mtg. Assoc.
6.00%, 02/20/2055		811,248	827,854
6.00%, 03/20/2055		807,843	824,289
Total Collateralized Mortgage Obligations (cost $8,750,611)			8,717,343
FOREIGN GOVERNMENT OBLIGATIONS — 7.9%
Argentina — 0.3%
Republic of Argentina
1.75%, 07/09/2030(3)		932,000	697,928
Brazil — 1.8%
Federative Republic of Brazil
10.00%, 01/01/2027	BRL	5,240,000	939,591
Series F 10.00%, 01/01/2033	BRL	21,140,000	3,327,049
			4,266,640
Egypt — 0.2%
Arab Republic of Egypt
7.63%, 05/29/2032*		260,000	248,147
9.45%, 02/04/2033*#		200,000	206,474
			454,621
Mexico — 2.2%
United Mexican States
7.50%, 05/26/2033	MXN	52,300,000	2,608,457
8.00%, 07/31/2053	MXN	22,100,000	999,683
8.50%, 03/01/2029	MXN	27,100,000	1,463,149
			5,071,289
United Kingdom — 3.3%
United Kingdom Gilt Treasury
3.75%, 10/22/2053	GBP	5,150,000	5,146,237
4.38%, 07/31/2054	GBP	2,360,000	2,633,638
			7,779,875
Uruguay — 0.1%
Republic of Uruguay
9.75%, 07/20/2033	UYU	3,330,000	91,916
Total Foreign Government Obligations (cost $18,661,728)			18,362,269
Security Description		Shares or Principal Amount	Value
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.†(1) Expires 03/31/2040 (cost $0)		100	$ 0
Total Long-Term Investment Securities (cost $183,286,909)			217,355,302
SHORT-TERM INVESTMENTS — 6.6%
Sovereign — 2.0%
Canadian Treasury Bill 2.55%, 11/19/2025	CAD	3,020,000	2,185,962
Egypt Treasury Bills 25.75%, 09/09/2025	EGP	127,400,000	2,606,927
			4,792,889
Unaffiliated Investment Companies — 4.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23%(8)		9,356,276	9,356,276
State Street Navigator Securities Lending Government Money Market Portfolio 4.31%(8)(9)		1,318,375	1,318,375
			10,674,651
Total Short-Term Investments (cost $15,234,399)			15,467,540
TOTAL INVESTMENTS (cost $198,521,308)		99.6%	232,822,842
Other assets less liabilities		0.4	937,808
NET ASSETS		100.0%	$233,760,650
#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Global Strategy Fund has no right to demand registration of these securities. At August 31, 2025, the aggregate value of these securities was $36,934,707 representing 15.8% of net assets.

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2025, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
LKQ Corp.	07/23/24	3	$136	$98	$32.62	0.0%
MMC Norilsk Nickel PJSC	01/20/20, 04/24/20 12/11/20	56,300	158,889	0	0.00	0.0
				$98		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	"Step-down" security where the rate decreases ("steps-down") at a predetermined rate. The rate reflected is as of August 31, 2025.
(4)	Perpetual maturity - maturity date reflects the next call date.
(5)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(6)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. The rate shown represents the rate at the end of the period. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(7)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(8)	The rate shown is the 7-day yield as of August 31, 2025.
(9)	At August 31, 2025, the Fund had loaned securities with a total value of $4,540,448. This was secured by collateral of $1,318,375, which was received in cash and subsequently invested in short-term investments currently valued at $1,318,375 as reported in the Portfolio of Investments. Additional collateral of $3,410,548 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2025
Government National Mtg. Assoc.	2.30% to 5.50%	11/16/2050 to 12/16/2057	$31,352
United States Treasury Bills	0.00%	09/16/2025 to 11/28/2025	9,181
United States Treasury Notes/Bonds	0.13% to 6.13%	09/30/2025 to 08/15/2055	3,370,015
ADR—American Depositary Receipt
BR—Bearer Shares
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
BRL—Brazilian Real
CAD—Canadian Dollar
EGP—Egyptian Pound
GBP—British Pound
MXN—Mexican Peso
PEN—Peruvian Sol
UYU—Uruguayan Peso
The rates shown on FRS and/or VRS are the current interest rates at August 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
JPMorgan Chase Bank, N.A.	Republic of Panama	1.10	490,000	USD	490,000	1.000%	Quarterly	Dec 2028	$(8,929)	$7,414	$(1,515)
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
USD—United States Dollar

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
11	Long	U.S. Treasury 10 Year Notes	December 2025	$1,230,815	$1,237,500	$ 6,685
45	Long	U.S. Treasury Ultra 10 Year Notes	December 2025	5,130,893	5,148,281	17,388
						$24,073
						Unrealized (Depreciation)
47	Long	U.S. Treasury Ultra Bonds	December 2025	$5,485,916	$5,478,438	$ (7,478)
9	Short	S&P 500 E-Mini Index	September 2025	2,869,930	2,912,738	(42,808)
						$(50,286)
		Net Unrealized Appreciation (Depreciation)				$(26,213)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank, N.A.	CAD	3,460,000	USD	2,507,973	10/28/2025	$ —	$ (18,109)
	JPY	582,000,000	USD	3,960,914	09/26/2025	—	(9,591)
	MXN	93,800,000	USD	5,007,180	10/29/2025	10,945	—
	USD	2,951,350	CAD	4,000,000	10/28/2025	—	(31,023)
	USD	6,312,106	JPY	902,000,000	09/26/2025	—	(158,507)
	USD	5,009,747	MXN	93,800,000	10/29/2025	—	(13,512)
						10,945	(230,742)
HSBC Bank PLC	GBP	8,440,000	USD	11,443,971	09/30/2025	33,503	—
	USD	2,675,421	GBP	1,990,000	09/30/2025	14,962	—
						48,465	—
JPMorgan Chase Bank, N.A.	USD	2,530,190	JPY	370,000,000	09/26/2025	—	(5,986)
Unrealized Appreciation (Depreciation)						$59,410	$(236,728)
CAD—Canadian Dollar
GBP—British Pound
JPY—Japanese Yen
MXN—Mexican Peso
USD—United States Dollar
Industry Allocation*
Semiconductors	8.6%
Foreign Government Obligations	7.9
Banks	7.1
Internet	6.8
Short-Term Investments	6.6
Software	6.0
Diversified Financial Services	4.8
Investment Companies	3.9
Collateralized Mortgage Obligations	3.7
Oil & Gas	3.4
Computers	3.1
Pharmaceuticals	3.0
Other Asset Backed Securities	2.4
Electric	2.4
Commercial Services	2.1
Retail	2.0
Insurance	1.9
Mining	1.5
Aerospace/Defense	1.3
Biotechnology	1.3
Auto Manufacturers	1.2

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Industry Allocation*(continued)
Telecommunications	1.1%
Healthcare-Products	1.1
Chemicals	1.0
Iron/Steel	1.0
REITS	0.9
Food	0.8
Agriculture	0.8
Airlines	0.8
Media	0.8
Cosmetics/Personal Care	0.7
Entertainment	0.7
Building Materials	0.7
Pipelines	0.7
Engineering & Construction	0.6
Private Equity	0.6
Distribution/Wholesale	0.6
Real Estate	0.6
Transportation	0.5
Water	0.5
Machinery-Construction & Mining	0.4
Electronics	0.4
Beverages	0.3
Machinery-Diversified	0.3
Healthcare-Services	0.3
Leisure Time	0.3
Electrical Components & Equipment	0.3
Apparel	0.3
Miscellaneous Manufacturing	0.3
Oil & Gas Services	0.2
Auto Parts & Equipment	0.2
Hand/Machine Tools	0.2
Shipbuilding	0.1
Home Builders	0.1
Toys/Games/Hobbies	0.1
Gas	0.1
Home Furnishings	0.1
Food Service	0.1
99.6%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$24,164	$—	$—	$24,164
Brazil	1,939,030	—	—	1,939,030
Canada	2,455,981	—	—	2,455,981
China	146,896	6,740,669	—	6,887,565
Ireland	821,728	—	—	821,728
Israel	292,221	350,937	—	643,158
Luxembourg	196,382	123,169	—	319,551
Mexico	175,616	—	—	175,616
Netherlands	386,490	741,058	—	1,127,548
Russia	—	—	0	0
Switzerland	64,208	3,785,404	—	3,849,612
Thailand	191,447	—	—	191,447
United Kingdom	184,793	5,757,903	—	5,942,696
United States	81,872,995	—	—	81,872,995
Other Countries	—	35,777,294	—	35,777,294
Corporate Bonds & Notes	—	41,681,799	—	41,681,799
Convertible Bonds & Notes	—	339,268	—	339,268

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS: (continued)
Investments at Value:* (continued)
Loans	$—	$672,741	$—	$672,741
Asset Backed Securities	—	5,553,497	—	5,553,497
Collateralized Mortgage Obligations	—	8,717,343	—	8,717,343
Foreign Government Obligations	—	18,362,269	—	18,362,269
Warrants	—	—	0	0
Short-Term Investments:
Sovereign	—	4,792,889	—	4,792,889
Other Short-Term Investments	10,674,651	—	—	10,674,651
Total Investments at Value	$99,426,602	$133,396,240	$0	$232,822,842
Other Financial Instruments:†
Swaps	$—	$7,414	$—	$7,414
Futures Contracts	24,073	—	—	24,073
Forward Foreign Currency Contracts	—	59,410	—	59,410
Total Other Financial Instruments	$24,073	$66,824	$—	$90,897
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$50,286	$—	$—	$50,286
Forward Foreign Currency Contracts	—	236,728	—	236,728
Total Other Financial Instruments	$50,286	$236,728	$—	$287,014
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 4.6%
Airlines — 0.4%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	$ 447,522	$ 429,087
3.35%, 04/15/2031	203,114	195,199
		624,286
Banks — 1.3%
BPCE SA
5.13%, 01/18/2028*	1,000,000	1,019,779
Mitsubishi UFJ Financial Group, Inc.
2.76%, 09/13/2026	217,000	213,816
Truist Financial Corp.
4.92%, 07/28/2033	1,000,000	985,302
		2,218,897
Electric — 1.8%
Entergy Louisiana LLC
3.25%, 04/01/2028	1,000,000	982,820
Fells Point Funding Trust
3.05%, 01/31/2027*	1,000,000	982,812
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/2028	1,000,000	1,017,032
		2,982,664
Pharmaceuticals — 0.1%
CVS Health Corp.
4.30%, 03/25/2028	171,000	170,919
Telecommunications — 1.0%
AT&T, Inc.
1.65%, 02/01/2028	580,000	547,294
T-Mobile USA, Inc.
4.95%, 03/15/2028	1,000,000	1,018,820
		1,566,114
Total Corporate Bonds & Notes (cost $7,629,691)		7,562,880
ASSET BACKED SECURITIES — 5.6%
Auto Loan Receivables — 1.8%
Exeter Select Automobile Receivables Trust
Series 2025-1, Class A3 4.69%, 04/15/2030	910,000	917,748
GLS Auto Receivables Issuer Trust
Series 2025-2A, Class A3 4.75%, 01/16/2029*	1,000,000	1,005,635
Honda Auto Receivables Owner Trust
Series 2025-2, Class A3 4.15%, 10/15/2029	425,000	427,143
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class A3 4.47%, 07/20/2028*	615,000	619,314
		2,969,840
Other Asset Backed Securities — 3.8%
AMSR Trust
Series 2021-SFR2, Class A 1.53%, 08/17/2038*	999,770	970,956
Series 2021-SFR1, Class A 1.95%, 06/17/2038*	300,000	281,605
Series 2025-SFR1, Class A 3.66%, 06/17/2042*	1,065,000	1,022,792
Aqua Finance Issuer Trust
Series 2025-A, Class A 5.25%, 12/19/2050*	1,300,489	1,321,266
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Bridge Trust
Series 2025-SFR1, Class A 4.05%, 09/17/2042*	$ 855,000	$ 822,921
FirstKey Homes Trust
Series 2021-SFR1, Class A 1.54%, 08/17/2038*	1,208,777	1,175,268
Hilton Grand Vacations Trust
Series 2022-2A, Class A 4.30%, 01/25/2037*	235,177	233,841
Series 2025-2A, Class A 4.54%, 05/25/2044*	420,000	421,387
Sofi Professional Loan Program Trust
Series 2018-B, Class A2FX 3.34%, 08/25/2047*	18,373	18,321
		6,268,357
Total Asset Backed Securities (cost $9,243,850)		9,238,197
COLLATERALIZED MORTGAGE OBLIGATIONS — 25.4%
Commercial and Residential — 3.7%
BANK
Series 2020-BNK26, Class A4 2.40%, 03/15/2063	500,000	455,684
BANK VRS
Series 2022-BNK41, Class A4 3.92%, 04/15/2065(1)	500,000	475,206
BBCMS Trust
Series 2015-VFM, Class A1 2.47%, 03/10/2036*	31,265	30,943
Citigroup Commercial Mtg. Trust
Series 2020-GC46, Class A5 2.72%, 02/15/2053	1,250,000	1,155,915
Eleven Madison Mtg. Trust VRS
Series 2015-11MD, Class A 3.67%, 09/10/2035*(1)	398,000	396,713
GS Mtg. Securities Trust
Series 2017-GS7, Class A4 3.43%, 08/10/2050	1,100,000	1,074,122
IRV Trust VRS
Series 2025-200P, Class A 5.47%, 03/14/2047*(1)	750,000	764,034
PRPM LLC
Series 2025-RPL2, Class A1 3.75%, 04/25/2055*	770,048	749,156
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	1,000,000	888,744
		5,990,517
U.S. Government Agency — 21.7%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K130, Class A2 1.72%, 06/25/2031	670,000	588,280
Series K145, Class A2 2.58%, 05/25/2032	430,000	388,124
Series KW10, Class A2 2.69%, 09/25/2029	2,000,000	1,893,461
Series K146, Class A2 2.92%, 06/25/2032	705,000	649,062
Series K149, Class A2 3.53%, 08/25/2032	2,000,000	1,907,217

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-150, Class A2 3.71%, 09/25/2032(1)	$ 1,070,000	$ 1,031,551
Federal Home Loan Mtg. Corp. REMIC
Series 4994, Class GV 2.00%, 06/25/2046	2,000,000	1,603,351
Series 4594, Class GN 2.50%, 02/15/2045	257,979	241,185
Series 4097, Class YK 3.00%, 08/15/2032	1,750,000	1,688,463
Series 4150, Class IG 3.00%, 01/15/2033(2)	604,320	30,461
Series 4838, Class CY 3.00%, 01/15/2038	1,000,000	933,006
Series 4365, Class HZ 3.00%, 01/15/2040	339,632	319,281
Series 4057, Class WY 3.50%, 06/15/2027	219,774	217,943
Series 3927, Class AY 4.50%, 09/15/2026	7,698	7,681
Series 3786, Class PB 4.50%, 07/15/2040	110,542	110,843
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4039, Class SA 2.04%, (6.39-SOFR30A), 05/15/2042(2)(3)	122,917	14,912
Federal Home Loan Mtg. Corp. SCRT
Series 2024-2, Class MT 3.50%, 05/25/2064	416,239	359,926
Federal Home Loan Mtg. Corp. STRIPS
Series 264, Class 30 3.00%, 07/15/2042	211,662	194,488
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90%, 06/25/2027	1,113,686	1,089,214
Federal National Mtg. Assoc. REMIC
Series 2002-34, Class AO Zero Coupon, 05/18/2032(4)	23,574	22,638
Series 2020-M20, Class A2 1.44%, 10/25/2029	200,000	180,256
Series 2020-12, Class JC 2.00%, 03/25/2050	599,048	503,508
Series 2013-23, Class KJ 2.25%, 05/25/2042	445,602	417,008
Series 2012-93, Class ME 2.50%, 01/25/2042	383,187	363,861
Series 2013-73, Class TD 2.50%, 09/25/2042	146,961	140,702
Series 2019-M22, Class A2 2.52%, 08/25/2029	306,786	290,159
Series 2019-M31, Class A2 2.85%, 04/25/2034	1,000,000	883,659
Series 2012-87, Class CZ 3.00%, 08/25/2042	1,733,565	1,600,512
Series 2016-30, Class PA 3.00%, 04/25/2045	238,161	227,176
Series 2016-25, Class LA 3.00%, 07/25/2045	184,985	176,830
Series 2016-33, Class JA 3.00%, 07/25/2045	174,187	166,903
Series 2015-97, Class N 3.00%, 11/25/2045	2,000,000	1,755,731
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2016-38, Class NA 3.00%, 01/25/2046	$ 342,255	$ 324,595
Series 2016-30, Class LY 3.50%, 05/25/2036	800,000	772,006
Series 2010-134, Class MB 4.50%, 12/25/2040	250,000	238,977
Series 2007-116, Class PB 5.50%, 08/25/2035	16,850	17,614
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M3, Class A2 1.76%, 11/25/2031(1)	1,000,000	859,703
Federal National Mtg. Assoc. STRIPS
Series 384, Class 23 6.00%, 08/25/2037(2)	53,079	8,975
Government National Mtg. Assoc. REMIC
Series 2022-94, Class AO Zero Coupon, 05/20/2052(4)	1,693,776	1,197,341
Series 2024-164, Class AO Zero Coupon, 10/20/2054(4)	1,110,585	896,680
Series 2022-119, Class AZ 3.50%, 07/20/2052	1,685,215	1,425,053
Series 2014-58, Class EP 4.00%, 04/20/2044	432,000	386,681
Series 2022-120, Class LN 4.00%, 07/20/2052	1,431,540	1,249,984
Series 2004-18, Class Z 4.50%, 03/16/2034	67,674	67,504
Series 2008-6, Class GL 4.50%, 02/20/2038	302,665	301,878
Series 2024-159, Class PA 4.50%, 10/20/2054	3,873,284	3,797,025
Series 2005-21, Class Z 5.00%, 03/20/2035	135,886	136,576
Government National Mtg. Assoc. REMIC FRS
Series 2025-100, Class JS 4.00%, (15.95%-SOFR30A), 06/20/2055(3)	1,493,452	1,456,798
Seasoned Credit Risk Transfer Trust Series
Series 2025-1, Class MAU 3.25%, 11/25/2064	1,348,839	1,235,550
Series 2025-1, Class MTU 3.25%, 11/25/2064	1,395,670	1,212,437
		35,582,769
Total Collateralized Mortgage Obligations (cost $43,323,761)		41,573,286
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 62.4%
U.S. Government — 36.3%
United States Treasury Bonds
1.88%, 02/15/2041	1,800,000	1,237,008
2.00%, 11/15/2041 to 02/15/2050	4,000,000	2,417,461
2.88%, 08/15/2045	1,000,000	739,492
3.00%, 02/15/2048	750,000	550,166
3.13%, 02/15/2043	2,000,000	1,595,078
3.25%, 05/15/2042	500,000	411,152
3.75%, 08/15/2041 to 11/15/2043	9,500,000	8,327,012
3.88%, 08/15/2040	1,500,000	1,373,965
United States Treasury Notes
0.63%, 08/15/2030	1,000,000	861,758
0.75%, 04/30/2026	2,000,000	1,957,992
1.25%, 06/30/2028	3,500,000	3,281,934
1.88%, 02/15/2032	4,500,000	3,987,070
3.38%, 05/15/2033	1,250,000	1,198,096
3.50%, 04/30/2030	4,000,000	3,969,219

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
3.63%, 03/31/2030	$ 2,000,000	$ 1,995,625
3.88%, 06/30/2030	2,145,000	2,162,596
4.00%, 03/31/2030 to 02/15/2034	5,945,000	5,971,511
4.13%, 10/31/2027 to 02/29/2032	11,000,000	11,121,601
4.50%, 11/15/2033	2,000,000	2,062,344
4.63%, 05/31/2031 to 02/15/2035	4,000,000	4,145,039
		59,366,119
U.S. Government Agency — 26.1%
Federal Farm Credit Bank
3.33%, 04/28/2037	500,000	432,536
Federal Home Loan Mtg. Corp.
3.20%, 04/01/2034	589,357	540,438
3.50%, 06/01/2033	305,279	299,452
3.70%, 05/01/2037	2,991,558	2,738,960
4.00%, 05/01/2052 to 08/01/2052	3,791,221	3,566,797
4.50%, 09/01/2039 to 06/01/2041	745,791	742,822
5.00%, 10/01/2034 to 11/01/2053	1,407,549	1,403,402
5.50%, 12/01/2036 to 06/01/2054	3,678,445	3,716,031
6.00%, 11/01/2033 to 02/01/2055	1,968,212	2,023,653
6.50%, 02/01/2032	5,591	5,817
8.00%, 08/01/2030	36	38
Federal National Mtg. Assoc.
1.73%, 08/01/2031	650,000	564,874
2.04%, 06/01/2037	238,606	186,038
2.14%, 10/01/2029	983,694	915,137
2.31%, 05/01/2037	942,109	759,488
2.50%, 01/01/2052	1,910,577	1,620,956
2.53%, 04/01/2034	2,500,000	2,154,461
2.55%, 09/01/2034	700,000	605,181
3.00%, 03/01/2043 to 03/01/2052	3,793,511	3,358,411
3.30%, 02/01/2030	2,661,391	2,551,307
3.43%, 05/01/2032	2,000,000	1,899,885
3.54%, 06/01/2032	1,000,000	952,975
3.69%, 05/01/2030	1,346,668	1,325,656
4.00%, 09/01/2040 to 03/01/2043	1,821,397	1,773,407
4.33%, 10/01/2037	1,000,000	959,538
5.00%, 12/01/2036	3,195	3,207
5.50%, 12/01/2033 to 03/01/2055	815,703	826,802
6.50%, 07/01/2032	1,295	1,361
7.00%, 09/01/2031	1,665	1,750
Government National Mtg. Assoc.
2.50%, 03/20/2051 to 08/20/2053	1,824,350	1,559,346
3.50%, 09/15/2048 to 09/20/2051	3,932,276	3,605,926
4.00%, 04/20/2053	1,492,609	1,376,212
4.50%, 03/15/2038 to 08/15/2040	260,170	257,505
5.00%, 09/15/2035 to 05/15/2036	21,597	21,855
6.00%, 01/15/2032	2,243	2,320
7.50%, 01/15/2031	1,688	1,708
		42,755,252
Total U.S. Government & Agency Obligations (cost $109,360,976)		102,121,371
Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES — 0.2%
Oklahoma Development Finance Authority Revenue Bonds
4.38%, 11/01/2045 (cost $275,000)	$ 275,000	$ 260,365
Total Long-Term Investment Securities (cost $169,833,278)		160,756,099
REPURCHASE AGREEMENTS — 1.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 08/29/2025, to be repurchased 09/02/2025 in the amount of $2,462,441 and collateralized by $2,503,700 United States Treasury Notes bearing interest at 3.75% due 08/15/2027 and having an approximate value of $2,511,448 (cost $2,462,069)	2,462,069	2,462,069
TOTAL INVESTMENTS (cost $172,295,347)	99.7%	163,218,168
Other assets less liabilities	0.3	426,469
NET ASSETS	100.0%	$163,644,637
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Government Securities Fund has no right to demand registration of these securities. At August 31, 2025, the aggregate value of these securities was $12,725,487 representing 7.8% of net assets.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Interest Only
(3)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at August 31, 2025.
(4)	Principal Only
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at August 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$7,562,880	$—	$7,562,880
Asset Backed Securities	—	9,238,197	—	9,238,197
Collateralized Mortgage Obligations	—	41,573,286	—	41,573,286
U.S. Government & Agency Obligations	—	102,121,371	—	102,121,371
Municipal Securities	—	260,365	—	260,365
Repurchase Agreements	—	2,462,069	—	2,462,069
Total Investments at Value	$—	$163,218,168	$—	$163,218,168
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.5%
Advertising — 0.0%
Trade Desk, Inc., Class A†	6,263	$ 342,336
Aerospace/Defense — 1.5%
Boeing Co.†	1,439	337,704
FTAI Aviation, Ltd.	1,398	215,082
General Electric Co.	14,509	3,992,877
HEICO Corp.	596	185,964
HEICO Corp., Class A	1,052	257,751
Howmet Aerospace, Inc.	5,557	967,474
Karman Holdings, Inc.†	392	20,937
Loar Holdings, Inc.†	468	33,069
Lockheed Martin Corp.	816	371,794
Rocket Lab Corp.†	5,494	267,008
Spirit AeroSystems Holdings, Inc., Class A†	330	13,725
Standardaero, Inc.†	78	2,066
TransDigm Group, Inc.	13,481	18,858,301
		25,523,752
Airlines — 0.0%
Alaska Air Group, Inc.†	313	19,650
American Airlines Group, Inc.†	87	1,163
Southwest Airlines Co.#	796	26,189
		47,002
Apparel — 0.0%
Deckers Outdoor Corp.†	2,101	251,342
On Holding AG, Class A†	3,022	136,232
Tapestry, Inc.	2,662	271,045
		658,619
Auto Manufacturers — 3.7%
Ferrari NV	52,204	24,912,271
Tesla, Inc.†	116,078	38,754,962
		63,667,233
Auto Parts & Equipment — 0.0%
Allison Transmission Holdings, Inc.	211	18,422
Banks — 0.1%
Bank of America Corp.	7,649	388,110
Bank of New York Mellon Corp.	769	81,206
Citigroup, Inc.	4,506	435,145
Goldman Sachs Group, Inc.	224	166,936
NU Holdings, Ltd., Class A†	43,890	649,572
Popular, Inc.	120	15,077
Western Alliance Bancorp	334	29,910
		1,765,956
Beverages — 0.2%
Celsius Holdings, Inc.†	2,305	144,939
Coca-Cola Co.	26,302	1,814,575
Monster Beverage Corp.†	9,588	598,387
PepsiCo, Inc.	2,634	391,544
		2,949,445
Biotechnology — 0.3%
Alnylam Pharmaceuticals, Inc.†	1,721	768,444
Amgen, Inc.	5,481	1,576,938
Apellis Pharmaceuticals, Inc.†	1,575	43,423
Exelixis, Inc.†	3,153	117,985
Gilead Sciences, Inc.	4,597	519,323
Halozyme Therapeutics, Inc.†	1,606	117,479
Incyte Corp.†	606	51,274
Insmed, Inc.†	2,348	319,563
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Ionis Pharmaceuticals, Inc.†	2,139	$ 91,196
Sarepta Therapeutics, Inc.†	1,346	24,497
Summit Therapeutics, Inc.#†	1,729	40,977
Ultragenyx Pharmaceutical, Inc.†	1,306	39,128
Vertex Pharmaceuticals, Inc.†	3,542	1,384,993
		5,095,220
Building Materials — 1.3%
AAON, Inc.#	991	82,204
Armstrong World Industries, Inc.	148	28,974
Eagle Materials, Inc.	30	6,927
James Hardie Industries PLC†	1,508	30,356
Lennox International, Inc.	449	250,479
Simpson Manufacturing Co., Inc.	75	14,334
Trane Technologies PLC	53,609	22,279,900
		22,693,174
Chemicals — 0.6%
Ecolab, Inc.	857	237,423
Sherwin-Williams Co.	26,317	9,627,548
		9,864,971
Commercial Services — 2.2%
Adyen NV*#†	10,000	16,757,651
Affirm Holdings, Inc.†	2,172	192,135
Automatic Data Processing, Inc.	5,216	1,585,925
Avis Budget Group, Inc.#†	56	8,861
Block, Inc.†	2,800	222,992
Booz Allen Hamilton Holding Corp.	1,733	188,412
Bright Horizons Family Solutions, Inc.†	127	14,991
Cintas Corp.	4,768	1,001,423
Corpay, Inc.†	954	310,689
Equifax, Inc.	312	76,846
Grand Canyon Education, Inc.†	136	27,414
H&R Block, Inc.	391	19,687
Moody's Corp.	2,131	1,086,299
Morningstar, Inc.	236	61,931
Paylocity Holding Corp.†	568	101,803
Quanta Services, Inc.	1,566	591,885
RB Global, Inc.	167	19,128
Rollins, Inc.	3,882	219,488
S&P Global, Inc.	28,078	15,399,098
Shift4 Payments, Inc., Class A#†	912	82,472
Toast, Inc., Class A†	6,340	285,934
U-Haul Holding Co. (Non-Voting)	638	33,329
Valvoline, Inc.†	1,526	59,178
Verisk Analytics, Inc.	1,179	316,113
WillScot Holdings Corp.	774	18,762
		38,682,446
Computers — 7.6%
Apple, Inc.	554,344	128,685,416
Crowdstrike Holdings, Inc., Class A†	3,363	1,424,903
Dell Technologies, Inc., Class C	639	78,054
ExlService Holdings, Inc.†	2,342	102,533
Fortinet, Inc.†	8,798	693,018
Gartner, Inc.†	1,042	261,740
Globant SA†	62	4,170
NetApp, Inc.	1,063	119,896
Okta, Inc.†	911	84,513
Pure Storage, Inc., Class A†	3,706	287,623
Rubrik, Inc., Class A†	858	76,705

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Super Micro Computer, Inc.#†	3,247	$ 134,880
Zscaler, Inc.†	1,370	379,559
		132,333,010
Cosmetics/Personal Care — 0.0%
Colgate-Palmolive Co.	5,348	449,606
Distribution/Wholesale — 0.1%
Copart, Inc.†	11,283	550,723
Core & Main, Inc., Class A†	1,623	105,041
Fastenal Co.	12,965	643,842
Pool Corp.	99	30,760
SiteOne Landscape Supply, Inc.†	242	34,664
WW Grainger, Inc.	518	524,993
		1,890,023
Diversified Financial Services — 4.7%
Ally Financial, Inc.	548	22,495
American Express Co.	2,485	823,231
Ameriprise Financial, Inc.	1,191	613,139
Apollo Global Management, Inc.	3,936	536,201
Ares Management Corp., Class A	2,567	460,006
Blue Owl Capital, Inc.	550,767	10,200,205
Brookfield Asset Management, Ltd., Class A	1,747	105,100
Charles Schwab Corp.	2,059	197,335
Coinbase Global, Inc., Class A†	298	90,753
Credit Acceptance Corp.†	11	5,662
Freedom Holding Corp.†	222	37,944
Hamilton Lane, Inc., Class A	385	59,421
Houlihan Lokey, Inc.	305	60,771
Interactive Brokers Group, Inc., Class A	334	20,788
Jefferies Financial Group, Inc.	494	32,036
Lazard, Inc.	315	18,005
LPL Financial Holdings, Inc.	1,118	407,489
Mastercard, Inc., Class A	11,225	6,682,130
SoFi Technologies, Inc.†	1,892	48,322
TPG, Inc.	1,578	95,232
Tradeweb Markets, Inc., Class A	145	17,887
Visa, Inc., Class A	172,733	60,764,015
		81,298,167
Electric — 0.1%
NRG Energy, Inc.	2,781	404,802
Vistra Corp.	4,687	886,359
		1,291,161
Electronics — 0.1%
Amphenol Corp., Class A	16,682	1,816,002
Jabil, Inc.	961	196,842
		2,012,844
Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	1,937	73,025
Engineering & Construction — 0.0%
Comfort Systems USA, Inc.	488	343,249
EMCOR Group, Inc.	204	126,480
MasTec, Inc.†	194	35,248
TopBuild Corp.†	39	16,410
		521,387
Entertainment — 0.1%
Churchill Downs, Inc.	808	83,814
DraftKings, Inc., Class A†	6,745	323,625
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
Flutter Entertainment PLC†	1,989	$ 610,961
Light & Wonder, Inc.#†	1,162	107,450
Live Nation Entertainment, Inc.†	2,221	369,774
TKO Group Holdings, Inc.	433	82,080
Vail Resorts, Inc.	383	62,735
		1,640,439
Environmental Control — 0.1%
Tetra Tech, Inc.	842	30,666
Veralto Corp.	1,276	135,498
Waste Management, Inc.	5,080	1,150,061
		1,316,225
Food — 0.0%
Hershey Co.	226	41,528
Performance Food Group Co.†	321	32,549
Sprouts Farmers Market, Inc.†	1,373	192,961
Sysco Corp.	3,647	293,474
		560,512
Healthcare-Products — 3.2%
Boston Scientific Corp.†	157,679	16,635,135
Danaher Corp.	60,964	12,547,610
IDEXX Laboratories, Inc.†	1,113	720,211
Inspire Medical Systems, Inc.†	431	40,380
Insulet Corp.†	983	334,102
Intuitive Surgical, Inc.†	49,170	23,271,915
Masimo Corp.†	581	81,172
Natera, Inc.†	1,822	306,552
Penumbra, Inc.†	542	147,771
Repligen Corp.†	117	14,311
ResMed, Inc.	460	126,275
Stryker Corp.	1,209	473,215
Tempus AI, Inc.#†	1,218	92,397
Waters Corp.†	417	125,851
		54,916,897
Healthcare-Services — 0.0%
Chemed Corp.	22	10,075
Cigna Group	313	94,172
DaVita, Inc.†	564	77,697
HCA Healthcare, Inc.	513	207,231
Medpace Holdings, Inc.†	305	145,031
Molina Healthcare, Inc.†	435	78,661
		612,867
Home Furnishings — 0.0%
SharkNinja, Inc.†	193	22,573
Somnigroup International, Inc.#	2,814	236,236
		258,809
Household Products/Wares — 0.0%
Kimberly-Clark Corp.	1,672	215,922
Insurance — 0.1%
Aon PLC, Class A	2,688	986,496
Arthur J. Gallagher & Co.	208	62,972
Brown & Brown, Inc.	432	41,882
Everest Group, Ltd.	102	34,872
Kinsale Capital Group, Inc.	295	134,948
Markel Group, Inc.†	37	72,485
Marsh & McLennan Cos., Inc.	806	165,883

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Progressive Corp.	435	$ 107,471
Ryan Specialty Holdings, Inc.	1,504	85,021
		1,692,030
Internet — 21.0%
Airbnb, Inc., Class A†	5,864	765,428
Alphabet, Inc., Class A	51,733	11,014,473
Alphabet, Inc., Class C	42,123	8,994,524
Amazon.com, Inc.†	611,141	139,951,289
Booking Holdings, Inc.	420	2,351,601
CDW Corp.	141	23,231
Chewy, Inc., Class A†	2,781	113,910
Coupang, Inc.†	17,425	498,006
DoorDash, Inc., Class A†	4,931	1,209,328
Etsy, Inc.†	841	44,581
Expedia Group, Inc.	1,698	364,730
Gen Digital, Inc.	883	26,667
GoDaddy, Inc., Class A†	1,909	283,124
Lyft, Inc., Class A†	944	15,312
Meta Platforms, Inc., Class A	146,644	108,325,923
Netflix, Inc.†	41,054	49,603,495
Palo Alto Networks, Inc.†	9,080	1,729,922
Pinterest, Inc., Class A†	4,009	146,850
Reddit, Inc., Class A†	1,636	368,231
Robinhood Markets, Inc., Class A†	1,343	139,712
Roku, Inc.†	279	26,940
Shopify, Inc., Class A†	43,768	6,183,543
Spotify Technology SA†	45,635	31,117,594
Trump Media & Technology Group Corp.†	743	13,025
Uber Technologies, Inc.†	27,834	2,609,437
		365,920,876
Iron/Steel — 0.0%
Carpenter Technology Corp.	126	30,351
Steel Dynamics, Inc.	199	26,053
		56,404
Leisure Time — 0.1%
Carnival Corp.†	4,510	143,824
Norwegian Cruise Line Holdings, Ltd.†	5,357	133,068
Planet Fitness, Inc., Class A†	1,126	118,005
Royal Caribbean Cruises, Ltd.	3,480	1,264,006
Viking Holdings, Ltd.†	2,786	177,245
		1,836,148
Lodging — 1.0%
Choice Hotels International, Inc.	122	14,589
Hilton Worldwide Holdings, Inc.	56,514	15,601,255
Las Vegas Sands Corp.	4,464	257,260
Marriott International, Inc., Class A	2,402	643,400
Wyndham Hotels & Resorts, Inc.	1,006	87,129
		16,603,633
Machinery-Construction & Mining — 0.2%
BWX Technologies, Inc.	203	32,894
Caterpillar, Inc.	800	335,232
GE Vernova, Inc.	3,772	2,312,123
Vertiv Holdings Co., Class A	5,242	668,617
		3,348,866
Machinery-Diversified — 0.0%
Rockwell Automation, Inc.	117	40,181
Security Description	Shares or Principal Amount	Value

Media — 0.0%
Charter Communications, Inc., Class A#†	2,184	$ 580,027
FactSet Research Systems, Inc.	37	13,813
Liberty Broadband Corp., Class A†	9	546
Liberty Broadband Corp., Class C†	397	24,161
Liberty Media Corp.-Liberty Formula One, Class A†	145	13,067
Liberty Media Corp.-Liberty Formula One, Class C†	834	83,317
Nexstar Media Group, Inc.#	25	5,113
		720,044
Metal Fabricate/Hardware — 0.0%
RBC Bearings, Inc.†	93	36,266
Mining — 0.0%
Anglogold Ashanti PLC	904	51,221
Miscellaneous Manufacturing — 1.1%
3M Co.	1,203	187,102
Axon Enterprise, Inc.†	25,647	19,165,747
Carlisle Cos., Inc.	55	21,224
Illinois Tool Works, Inc.	1,346	356,219
		19,730,292
Oil & Gas — 0.0%
Phillips 66	431	57,573
Texas Pacific Land Corp.	262	244,572
		302,145
Oil & Gas Services — 0.0%
Schlumberger NV	1,740	64,102
Pharmaceuticals — 2.9%
AbbVie, Inc.	24,442	5,142,597
Bristol-Myers Squibb Co.	5,503	259,632
Cardinal Health, Inc.	1,704	253,521
Cencora, Inc.	2,526	736,607
Corcept Therapeutics, Inc.†	1,391	96,980
Dexcom, Inc.†	5,331	401,637
Eli Lilly & Co.	55,395	40,581,269
McKesson Corp.	1,590	1,091,758
Neurocrine Biosciences, Inc.†	1,131	157,888
Zoetis, Inc.	4,911	768,080
		49,489,969
Pipelines — 0.1%
Cheniere Energy, Inc.	1,393	336,855
Targa Resources Corp.	2,936	492,544
Williams Cos., Inc.	956	55,333
		884,732
Private Equity — 1.7%
Blackstone, Inc.	10,096	1,730,454
KKR & Co., Inc.	202,001	28,177,120
		29,907,574
Real Estate — 0.4%
CBRE Group, Inc., Class A†	483	78,304
CoStar Group, Inc.†	76,680	6,862,093
Jones Lang LaSalle, Inc.†	164	50,114
		6,990,511
REITS — 0.1%
American Tower Corp.	6,448	1,314,425
Lamar Advertising Co., Class A	1,196	152,191
Public Storage	306	90,145

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Simon Property Group, Inc.	985	$ 177,950
Sun Communities, Inc.	358	45,419
		1,780,130
Retail — 2.2%
AutoZone, Inc.†	35	146,948
BJ's Wholesale Club Holdings, Inc.†	286	27,936
Burlington Stores, Inc.†	882	256,380
Carvana Co.†	58,085	21,602,973
Casey's General Stores, Inc.	69	34,122
Cava Group, Inc.†	1,332	89,977
Chipotle Mexican Grill, Inc.†	18,584	783,130
Costco Wholesale Corp.	6,124	5,776,892
Darden Restaurants, Inc.	1,557	322,206
Domino's Pizza, Inc.	142	65,079
Dutch Bros, Inc., Class A†	1,712	122,973
Ferguson Enterprises, Inc.	139	32,130
Floor & Decor Holdings, Inc., Class A†	563	46,121
Freshpet, Inc.†	218	12,169
Home Depot, Inc.	10,469	4,258,475
Lululemon Athletica, Inc.†	842	170,252
McDonald's Corp.	555	174,015
Murphy USA, Inc.	235	88,477
O'Reilly Automotive, Inc.†	10,869	1,126,898
Restaurant Brands International, Inc.#	2,867	181,567
RH†	63	14,217
Ross Stores, Inc.	859	126,410
Starbucks Corp.	2,090	184,317
Texas Roadhouse, Inc.	911	157,193
TJX Cos., Inc.	7,750	1,058,727
Tractor Supply Co.	7,383	455,974
Ulta Beauty, Inc.†	167	82,286
Walmart, Inc.	5,972	579,165
Wendy's Co.#	1,248	13,241
Williams-Sonoma, Inc.	262	49,306
Wingstop, Inc.	390	127,967
Yum! Brands, Inc.	1,299	190,914
		38,358,437
Semiconductors — 21.7%
Advanced Micro Devices, Inc.†	12,990	2,112,564
Applied Materials, Inc.	3,164	508,644
ASM International NV	16,689	8,009,081
ASML Holding NV	7,598	5,642,427
Astera Labs, Inc.†	1,981	360,938
Broadcom, Inc.	334,213	99,391,604
Entegris, Inc.	361	30,230
KLA Corp.	1,840	1,604,480
Lam Research Corp.	17,572	1,759,836
Lattice Semiconductor Corp.†	1,508	100,101
MACOM Technology Solutions Holdings, Inc.†	232	29,731
Marvell Technology, Inc.	830	52,178
Monolithic Power Systems, Inc.	634	529,872
NVIDIA Corp.	1,319,446	229,821,104
Onto Innovation, Inc.†	185	19,610
QUALCOMM, Inc.	3,445	553,715
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	108,285	24,999,758
Texas Instruments, Inc.	5,160	1,044,797
		376,570,670
Software — 18.8%
Adobe, Inc.†	5,864	2,091,689
Appfolio, Inc., Class A†	292	80,995
Security Description	Shares or Principal Amount	Value

Software (continued)
AppLovin Corp., Class A†	69,276	$ 33,154,801
Atlassian Corp., Class A†	2,271	403,738
Autodesk, Inc.†	2,947	927,421
Bentley Systems, Inc., Class B	2,110	117,422
Broadridge Financial Solutions, Inc.	1,466	374,739
Cadence Design Systems, Inc.†	77,541	27,172,693
Cloudflare, Inc., Class A†	4,270	891,192
Confluent, Inc., Class A†	3,640	72,290
Datadog, Inc., Class A†	4,225	577,473
Dayforce, Inc.†	235	16,396
DocuSign, Inc.†	2,082	159,606
DoubleVerify Holdings, Inc.†	1,184	19,264
Doximity, Inc., Class A†	1,728	117,400
Dropbox, Inc., Class A†	513	14,908
Duolingo, Inc.†	518	154,291
Dynatrace, Inc.†	4,121	208,523
Elastic NV†	1,280	108,877
Fair Isaac Corp.†	8,017	12,198,988
Fiserv, Inc.†	2,139	295,567
Gitlab, Inc., Class A#†	1,856	89,125
Guidewire Software, Inc.†	1,175	254,998
HubSpot, Inc.†	714	344,983
Intuit, Inc.	59,866	39,930,622
Manhattan Associates, Inc.†	827	178,169
Microsoft Corp.	371,763	188,368,594
MongoDB, Inc.†	111	35,033
MSCI, Inc.	519	294,647
nCino, Inc.#†	221	7,096
Nutanix, Inc., Class A†	873	58,674
Oracle Corp.	22,846	5,166,166
Palantir Technologies, Inc., Class A†	30,137	4,722,769
Paychex, Inc.	1,406	196,074
Paycom Software, Inc.	413	93,813
Pegasystems, Inc.	427	23,148
Procore Technologies, Inc.†	1,573	109,339
PTC, Inc.†	204	43,554
RingCentral, Inc., Class A†	1,174	35,819
ROBLOX Corp., Class A†	7,808	972,799
Salesforce, Inc.	1,468	376,175
Samsara, Inc., Class A†	3,639	131,513
SentinelOne, Inc., Class A†	3,112	58,692
ServiceNow, Inc.†	2,857	2,621,183
Snowflake, Inc.†	4,325	1,032,204
Strategy, Inc., Class A†	186	62,200
Synopsys, Inc.†	1,879	1,134,014
Take-Two Interactive Software, Inc.†	845	197,113
Teradata Corp.†	321	6,735
Twilio, Inc., Class A†	334	35,274
Tyler Technologies, Inc.†	501	282,003
Veeva Systems, Inc., Class A†	1,649	443,911
Workday, Inc., Class A†	2,961	683,458
		327,148,170
Telecommunications — 0.2%
Arista Networks, Inc.†	14,233	1,943,516
AST SpaceMobile, Inc.#†	2,357	115,352
GCI Liberty, Inc., Class A†	1	37
GCI Liberty, Inc., Class C†	79	2,894
Iridium Communications, Inc.	11	274
Motorola Solutions, Inc.	985	465,373
Ubiquiti, Inc.#	37	19,541
		2,546,987

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation — 0.0%
Old Dominion Freight Line, Inc.	155	$ 23,401
Union Pacific Corp.	642	143,532
XPO, Inc.†	349	45,265
		212,198
Total Common Stocks (cost $1,087,428,246)		1,694,991,056
CONVERTIBLE PREFERRED STOCKS — 2.4%
Internet — 0.6%
ByteDance, Ltd. Series E-1†(1)(2)	47,885	11,535,018
Software — 1.8%
Databricks, Inc. Series D †(1)(2)	163,280	23,867,454
Databricks, Inc. Series J†(1)(2)	48,194	7,044,758
		30,912,212
Total Convertible Preferred Stocks (cost $24,808,305)		42,447,230
Total Long-Term Investment Securities (cost $1,112,236,551)		1,737,438,286
SHORT-TERM INVESTMENTS — 0.4%
Unaffiliated Investment Companies — 0.4%
State Street Institutional Treasury Money Market Fund, Premier Class 4.19%(3)	3,882,284	3,882,284
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23%(3)	1,609,929	1,609,929
State Street Navigator Securities Lending Government Money Market Portfolio 4.31%(3)(4)	1,706,760	1,706,760
Total Short-Term Investments (cost $7,198,973)		7,198,973
TOTAL INVESTMENTS (cost $1,119,435,524)	100.3%	1,744,637,259
Other assets less liabilities	(0.3)	(5,697,978)
NET ASSETS	100.0%	$1,738,939,281
†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Growth Fund has no right to demand registration of these securities. At August 31, 2025, the aggregate value of these securities was $16,757,651 representing 1.0% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2025, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks
ByteDance, Ltd. Series E-1	12/10/20	47,885	$5,246,960	$11,535,018	$240.89	0.6%
Databricks, Inc. Series D	03/27/25	163,280	15,103,400	23,867,454	146.18	1.4
Databricks, Inc. Series J	01/21/25	48,194	4,457,945	7,044,758	146.18	0.4
				$42,447,230		2.4%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of August 31, 2025.
(4)	At August 31, 2025, the Fund had loaned securities with a total value of $3,218,747. This was secured by collateral of $1,706,760, which was received in cash and subsequently invested in short-term investments currently valued at $1,706,760 as reported in the Portfolio of Investments. Additional collateral of $1,648,691 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2025
Federal Farm Credit Bank	0.55%	09/16/2025	$2,299
Federal Home Loan Bank	0.55% to 1.10%	01/20/2026 to 10/13/2026	26,449
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	2,296
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	12,584
United States Treasury Bills	0.00%	10/30/2025 to 12/26/2025	35,568
United States Treasury Notes/Bonds	0.00% to 5.00%	09/30/2025 to 08/15/2055	1,569,495
ADR—American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
8	Long	E-Mini Russell 1000 Index	September 2025	$1,800,091	$1,796,000	$(4,091)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Commercial Services	$21,924,795	$16,757,651	$—	$38,682,446
Semiconductors	368,561,589	8,009,081	—	376,570,670
Other Industries	1,279,737,940	—	—	1,279,737,940
Convertible Preferred Stocks	—	—	42,447,230	42,447,230
Short-Term Investments	7,198,973	—	—	7,198,973
Total Investments at Value	$1,677,423,297	$24,766,732	$42,447,230	$1,744,637,259
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$4,091	$—	$—	$4,091
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Convertible Preferred Securities
Balance as of May 31, 2025	$31,211,839
Accrued Discounts	—
Accrued Premiums	—
Realized Gain	—
Realized Loss	—
Change in unrealized appreciation(1)	11,235,391
Change in unrealized depreciation(1)	—
Net purchases	—
Net sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of August 31, 2025	$42,447,230
(1)   The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at August 31, 2025 includes:
Convertible Preferred Securities
$11,235,391
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at August 31, 2025.
Description	Fair Value at August 31, 2025	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Convertible Preferred Securities	$30,912,212	Market Approach	Pending Series K Capital Raise Price*	$150.00
			Discount for Uncertainty	5%
	$11,535,018	Market Approach	Last Twelve Months Revenue Multiple*	1.50x
(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables.  For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.
See Notes to Portfolio of Investments

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 90.6%
Advertising — 1.4%
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/2031*	$ 1,620,000	$ 1,645,561
7.50%, 06/01/2029*#	1,050,000	976,177
7.50%, 03/15/2033*	1,645,000	1,674,367
7.88%, 04/01/2030*	975,000	1,015,628
Lamar Media Corp.
3.75%, 02/15/2028	450,000	437,534
		5,749,267
Aerospace/Defense — 2.0%
ATI, Inc.
4.88%, 10/01/2029	1,314,000	1,287,255
Spirit AeroSystems, Inc.
9.38%, 11/30/2029*	1,925,000	2,035,915
TransDigm, Inc.
4.88%, 05/01/2029	125,000	122,723
6.00%, 01/15/2033*	610,000	616,849
6.25%, 01/31/2034*#	195,000	200,080
6.38%, 05/31/2033*	1,800,000	1,823,920
6.75%, 08/15/2028*	540,000	555,140
6.75%, 01/31/2034*	1,155,000	1,192,262
7.13%, 12/01/2031*	485,000	505,545
		8,339,689
Agriculture — 0.3%
Darling Ingredients, Inc.
6.00%, 06/15/2030*	1,345,000	1,359,584
Airlines — 0.4%
JetBlue Airways Corp./JetBlue Loyalty LP
9.88%, 09/20/2031*	1,794,000	1,782,687
Apparel — 0.8%
Beach Acquisition Bidco LLC
10.00%, 07/15/2033*(1)	1,035,000	1,098,606
Under Armour, Inc.
7.25%, 07/15/2030*	2,141,000	2,137,675
		3,236,281
Auto Manufacturers — 0.7%
Nissan Motor Co, Ltd.
7.75%, 07/17/2032*	1,500,000	1,571,283
Nissan Motor Co., Ltd.
4.35%, 09/17/2027*	1,220,000	1,192,706
		2,763,989
Auto Parts & Equipment — 0.3%
Adient Global Holdings, Ltd.
7.00%, 04/15/2028*	400,000	411,384
Qnity Electronics, Inc.
5.75%, 08/15/2032*	575,000	584,533
6.25%, 08/15/2033*	365,000	377,309
		1,373,226
Banks — 0.3%
Freedom Mtg. Corp.
12.00%, 10/01/2028*	1,075,000	1,148,132
12.25%, 10/01/2030*	225,000	249,542
		1,397,674
Building Materials — 2.6%
Builders FirstSource, Inc.
4.25%, 02/01/2032*	400,000	375,968
5.00%, 03/01/2030*	2,535,000	2,507,097
Security Description		Shares or Principal Amount	Value

Building Materials (continued)
6.75%, 05/15/2035*		$ 250,000	$ 260,713
CP Atlas Buyer, Inc.
9.75%, 07/15/2030*		1,635,000	1,686,993
12.75%, 01/15/2031*(2)		1,060,000	1,008,402
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030*		2,230,000	2,290,268
Quikrete Holdings, Inc.
6.38%, 03/01/2032*		565,000	582,713
Standard Building Solutions, Inc.
6.50%, 08/15/2032*		900,000	928,901
Standard Industries, Inc.
4.38%, 07/15/2030*		1,350,000	1,293,678
			10,934,733
Chemicals — 2.2%
Avient Corp.
6.25%, 11/01/2031*		425,000	432,868
7.13%, 08/01/2030*		1,690,000	1,745,986
Axalta Coating Systems Dutch Holding B BV
7.25%, 02/15/2031*		965,000	1,015,572
Mativ Holdings, Inc.
8.00%, 10/01/2029*#		1,500,000	1,484,676
Olympus Water US Holding Corp.
6.25%, 10/01/2029*#		1,000,000	975,315
7.25%, 06/15/2031*		400,000	408,436
9.75%, 11/15/2028*		2,900,000	3,040,224
			9,103,077
Commercial Services — 5.3%
Allied Universal Holdco LLC
7.88%, 02/15/2031*		3,850,000	4,045,869
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.88%, 06/15/2030*		150,000	154,482
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.88%, 06/01/2028	GBP	1,075,000	1,409,778
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.38%, 06/15/2032*		2,250,000	2,348,500
Belron UK Finance PLC
5.75%, 10/15/2029*		870,000	881,100
Block, Inc.
5.63%, 08/15/2030*		830,000	848,427
6.00%, 08/15/2033*		535,000	549,258
Boost Newco Borrower LLC
7.50%, 01/15/2031*		940,000	997,282
Cimpress PLC
7.38%, 09/15/2032*		1,550,000	1,555,275
Deluxe Corp.
8.13%, 09/15/2029*		963,000	1,003,217
Garda World Security Corp.
8.25%, 08/01/2032*		2,035,000	2,115,712
8.38%, 11/15/2032*		1,625,000	1,694,844
Hertz Corp.
12.63%, 07/15/2029*#		765,000	794,991
Service Corp. International
3.38%, 08/15/2030		2,175,000	2,009,733
5.75%, 10/15/2032		640,000	646,360
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*		880,000	912,441
			21,967,269

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Computers — 2.9%
Amentum Holdings, Inc.
7.25%, 08/01/2032*	$ 2,515,000	$ 2,623,027
CACI International, Inc.
6.38%, 06/15/2033*	700,000	722,010
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	1,125,000	1,183,195
Insight Enterprises, Inc.
6.63%, 05/15/2032*	1,875,000	1,930,434
McAfee Corp.
7.38%, 02/15/2030*#	6,230,000	5,753,377
		12,212,043
Distribution/Wholesale — 0.9%
Velocity Vehicle Group LLC
8.00%, 06/01/2029*	1,425,000	1,444,286
Windsor Holdings III LLC
8.50%, 06/15/2030*	2,025,000	2,151,923
		3,596,209
Diversified Financial Services — 6.7%
Azorra Finance, Ltd.
7.25%, 01/15/2031*	2,100,000	2,168,947
Credit Acceptance Corp.
6.63%, 03/15/2030*	1,080,000	1,093,971
9.25%, 12/15/2028*	1,240,000	1,309,049
Freedom Mtg. Holdings LLC
7.88%, 04/01/2033*	630,000	640,503
8.38%, 04/01/2032*	1,045,000	1,077,795
9.25%, 02/01/2029*	1,400,000	1,463,134
goeasy, Ltd.
6.88%, 05/15/2030*	800,000	812,306
6.88%, 02/15/2031*	365,000	365,010
7.63%, 07/01/2029*	1,300,000	1,346,241
Hightower Holding LLC
9.13%, 01/31/2030*	1,355,000	1,455,051
Nationstar Mtg. Holdings, Inc.
7.13%, 02/01/2032*	575,000	597,793
Nationstar Mtg. Holdings, Inc.
6.50%, 08/01/2029*	250,000	255,952
OneMain Finance Corp.
5.38%, 11/15/2029	2,460,000	2,432,364
6.13%, 05/15/2030	1,000,000	1,015,577
7.88%, 03/15/2030	165,000	174,567
PennyMac Financial Services, Inc.
5.75%, 09/15/2031*	820,000	804,548
6.88%, 02/15/2033*	540,000	551,747
7.13%, 11/15/2030*	1,400,000	1,450,137
7.88%, 12/15/2029*	1,110,000	1,179,811
Planet Financial Group LLC
10.50%, 12/15/2029*	2,260,000	2,337,701
Rocket Cos., Inc.
6.13%, 08/01/2030*	995,000	1,023,805
6.38%, 08/01/2033*	800,000	830,180
TrueNoord Capital DAC
8.75%, 03/01/2030*	1,860,000	1,975,973
United Wholesale Mtg. LLC
5.50%, 04/15/2029*	1,615,000	1,590,526
		27,952,688
Electric — 0.9%
Clearway Energy Operating LLC
3.75%, 02/15/2031*	2,105,000	1,936,192
Security Description		Shares or Principal Amount	Value

Electric (continued)
3.75%, 01/15/2032*		$ 550,000	$ 495,123
4.75%, 03/15/2028*		1,140,000	1,127,298
			3,558,613
Electronics — 0.5%
Imola Merger Corp.
4.75%, 05/15/2029*		2,135,000	2,081,421
Engineering & Construction — 0.5%
AECOM
6.00%, 08/01/2033*		2,000,000	2,041,310
Entertainment — 4.7%
Caesars Entertainment, Inc.
4.63%, 10/15/2029*#		650,000	619,803
6.00%, 10/15/2032*#		3,420,000	3,353,150
6.50%, 02/15/2032*		485,000	497,214
Cinemark USA, Inc.
5.25%, 07/15/2028*		1,774,000	1,763,137
7.00%, 08/01/2032*		170,000	176,135
Cirsa Finance International Sarl
6.50%, 03/15/2029*	EUR	255,000	310,523
7.88%, 07/31/2028*	EUR	1,040,000	1,264,261
Flutter Treasury DAC
5.88%, 06/04/2031*		620,000	631,290
Great Canadian Gaming Corp./Raptor LLC
8.75%, 11/15/2029*		1,026,000	979,201
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/01/2027*		2,633,000	2,606,865
Warnermedia Holdings, Inc.
4.28%, 03/15/2032#		1,198,000	1,033,874
5.05%, 03/15/2042		1,883,000	1,268,671
5.14%, 03/15/2052		245,000	152,466
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.25%, 03/15/2033*		1,130,000	1,143,902
7.13%, 02/15/2031*#		3,235,000	3,482,209
			19,282,701
Environmental Control — 0.5%
Reworld Holding Corp.
4.88%, 12/01/2029*		765,000	739,703
5.00%, 09/01/2030		1,535,000	1,481,383
			2,221,086
Food — 1.9%
B&G Foods, Inc.
5.25%, 09/15/2027#		889,000	850,131
8.00%, 09/15/2028*#		920,000	904,240
Bellis Acquisition Co. PLC
8.00%, 07/01/2031*	EUR	895,000	1,061,046
Performance Food Group, Inc.
4.25%, 08/01/2029*		950,000	919,955
5.50%, 10/15/2027*		540,000	539,266
6.13%, 09/15/2032*		800,000	818,813
Post Holdings, Inc.
4.63%, 04/15/2030*		500,000	482,191
6.25%, 10/15/2034*		1,235,000	1,242,315
6.38%, 03/01/2033*		1,000,000	1,010,154
			7,828,111

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Gas — 0.6%
AmeriGas Partners LP / AmeriGas Finance Corp.
9.50%, 06/01/2030*	$ 2,250,000	$ 2,356,947
Healthcare-Products — 1.6%
Avantor Funding, Inc.
4.63%, 07/15/2028*	2,855,000	2,809,854
Medline Borrower LP
3.88%, 04/01/2029*	2,705,000	2,597,468
5.25%, 10/01/2029*	1,214,000	1,202,197
		6,609,519
Healthcare-Services — 3.4%
CHS/Community Health Systems, Inc.
4.75%, 02/15/2031*	1,785,000	1,521,523
5.25%, 05/15/2030*	425,000	380,938
6.88%, 04/15/2029*#	725,000	576,374
9.75%, 01/15/2034*	670,000	678,568
10.88%, 01/15/2032*	2,617,000	2,769,391
IQVIA, Inc.
6.25%, 06/01/2032*	1,735,000	1,788,467
Star Parent, Inc.
9.00%, 10/01/2030*	1,675,000	1,773,230
Surgery Center Holdings, Inc.
7.25%, 04/15/2032*#	3,065,000	3,178,675
Tenet Healthcare Corp.
6.13%, 06/15/2030	1,575,000	1,599,109
		14,266,275
Home Builders — 1.8%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/2029*	997,000	955,796
4.63%, 04/01/2030*	607,000	572,725
Century Communities, Inc.
3.88%, 08/15/2029*	2,115,000	1,970,125
KB Home
4.80%, 11/15/2029	510,000	500,772
M/I Homes, Inc.
3.95%, 02/15/2030	1,635,000	1,537,847
STL Holding Co. LLC
8.75%, 02/15/2029*	1,625,000	1,702,124
		7,239,389
Housewares — 0.4%
Newell Brands, Inc.
6.63%, 05/15/2032#	1,517,000	1,480,803
Insurance — 2.6%
Acrisure LLC/Acrisure Finance, Inc.
6.75%, 07/01/2032*	460,000	471,962
7.50%, 11/06/2030*	2,075,000	2,149,891
8.50%, 06/15/2029*	1,525,000	1,603,448
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
7.38%, 10/01/2032*#	2,900,000	2,987,681
HUB International, Ltd.
7.25%, 06/15/2030*	925,000	967,526
7.38%, 01/31/2032*	2,425,000	2,550,690
		10,731,198
Internet — 0.7%
Rakuten Group, Inc.
8.13%, 12/15/2029*(3)	900,000	924,996
Security Description		Shares or Principal Amount	Value

Internet (continued)
9.75%, 04/15/2029*		$ 925,000	$ 1,027,623
United Group BV FRS
6.29%, (3 ME+4.25%), 02/15/2031*	EUR	900,000	1,056,295
			3,008,914
Leisure Time — 1.5%
Carnival Corp.
5.75%, 08/01/2032*		268,000	272,422
6.00%, 05/01/2029*		515,000	521,678
NCL Corp., Ltd.
5.88%, 02/15/2027*		765,000	766,607
6.75%, 02/01/2032*		1,690,000	1,742,919
8.13%, 01/15/2029*		265,000	278,674
Viking Cruises, Ltd.
5.88%, 09/15/2027*		725,000	724,037
9.13%, 07/15/2031*		1,600,000	1,723,851
			6,030,188
Lodging — 0.5%
Station Casinos LLC
6.63%, 03/15/2032*#		2,015,000	2,072,486
Machinery-Diversified — 0.2%
TK Elevator US Newco, Inc.
5.25%, 07/15/2027*		995,000	992,177
Media — 7.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031*		2,745,000	2,532,028
4.25%, 01/15/2034*#		842,000	731,090
4.50%, 08/15/2030*		1,655,000	1,566,558
4.50%, 05/01/2032		1,240,000	1,133,925
4.75%, 03/01/2030*		600,000	576,641
4.75%, 02/01/2032*#		893,000	828,372
7.38%, 03/01/2031*		1,625,000	1,681,382
CSC Holdings LLC
5.75%, 01/15/2030*		1,490,000	700,121
11.75%, 01/31/2029*		3,845,000	3,526,781
Directv Financing LLC
8.88%, 02/01/2030*		1,300,000	1,290,506
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5.88%, 08/15/2027*		500,000	497,500
10.00%, 02/15/2031*		1,502,000	1,493,167
EW Scripps Co.
9.88%, 08/15/2030*#		1,170,000	1,099,844
Gray Media, Inc.
9.63%, 07/15/2032*		1,295,000	1,301,621
Paramount Global
6.88%, 04/30/2036		1,016,000	1,078,292
Sinclair Television Group, Inc.
8.13%, 02/15/2033*		975,000	998,888
Sunrise FinCo I BV
4.88%, 07/15/2031*		2,175,000	2,078,125
Univision Communications, Inc.
8.50%, 07/31/2031*		2,925,000	3,014,098
9.38%, 08/01/2032*		350,000	368,582
Virgin Media Secured Finance PLC
4.25%, 01/15/2030	GBP	775,000	963,689
4.50%, 08/15/2030*		960,000	901,241
Ziggo BV
4.88%, 01/15/2030*		1,675,000	1,571,922
			29,934,373

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Mining — 1.4%
Constellium SE
3.75%, 04/15/2029*	$ 915,000	$ 867,351
5.63%, 06/15/2028*	500,000	497,137
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	75,000	71,315
4.50%, 09/15/2027*	1,010,000	1,000,767
5.88%, 04/15/2030*	2,485,000	2,537,834
Novelis Corp.
4.75%, 01/30/2030*	880,000	846,265
		5,820,669
Oil & Gas — 5.2%
Diamond Foreign Asset Co. / Diamond Finance LLC
8.50%, 10/01/2030*	2,620,000	2,778,989
Matador Resources Co.
6.50%, 04/15/2032*	1,295,000	1,313,881
6.88%, 04/15/2028*	1,245,000	1,273,849
Nabors Industries, Inc.
9.13%, 01/31/2030*#	1,205,000	1,234,800
Noble Finance II LLC
8.00%, 04/15/2030*	370,000	383,059
Northern Oil & Gas, Inc.
8.75%, 06/15/2031*	1,025,000	1,053,015
Permian Resources Operating LLC
5.88%, 07/01/2029*	100,000	100,022
8.00%, 04/15/2027*	375,000	382,005
SM Energy Co.
6.50%, 07/15/2028	165,000	166,566
6.75%, 08/01/2029*	1,575,000	1,590,717
7.00%, 08/01/2032*	1,420,000	1,430,211
Sunoco LP
6.25%, 07/01/2033*	845,000	863,611
7.00%, 05/01/2029*	715,000	742,519
7.25%, 05/01/2032*	1,215,000	1,285,323
Talos Production, Inc.
9.00%, 02/01/2029*	925,000	952,193
9.38%, 02/01/2031*	1,550,000	1,606,234
Transocean, Inc.
8.50%, 05/15/2031*	670,000	629,514
8.75%, 02/15/2030*	2,253,750	2,386,014
Vital Energy, Inc.
7.75%, 07/31/2029*	600,000	599,937
7.88%, 04/15/2032*#	300,000	295,587
9.75%, 10/15/2030	325,000	338,252
		21,406,298
Oil & Gas Services — 1.3%
Enerflex, Ltd.
9.00%, 10/15/2027*	2,015,000	2,068,271
USA Compression Partners LP/USA Compression Finance Corp.
7.13%, 03/15/2029*	1,875,000	1,922,017
Weatherford International, Ltd.
8.63%, 04/30/2030*	1,475,000	1,511,739
		5,502,027
Packaging & Containers — 3.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/2026*#	1,750,000	1,662,500
5.25%, 08/15/2027*#	2,400,000	1,057,440
5.25%, 08/15/2027*#	200,000	88,120
Security Description		Shares or Principal Amount	Value

Packaging & Containers (continued)
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*		$ 785,000	$ 796,245
6.75%, 04/15/2032*		115,000	118,158
8.75%, 04/15/2030*#		525,000	541,025
Graphic Packaging International LLC
3.75%, 02/01/2030*		965,000	906,055
6.38%, 07/15/2032*		100,000	101,605
LABL, Inc.
8.63%, 10/01/2031*#		2,395,000	1,768,133
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027*		1,005,000	1,016,963
9.25%, 04/15/2027*		1,225,000	1,219,384
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031*#		1,490,000	1,516,066
7.38%, 06/01/2032*#		595,000	599,824
Trivium Packaging Finance BV
12.25%, 01/15/2031*		975,000	1,045,508
			12,437,026
Pharmaceuticals — 1.0%
1261229 BC, Ltd.
10.00%, 04/15/2032*		3,490,000	3,623,845
Teva Pharmaceutical Finance Netherlands III BV
6.75%, 03/01/2028		600,000	622,724
			4,246,569
Pipelines — 3.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*		500,000	501,378
6.63%, 02/01/2032*		2,150,000	2,223,530
Buckeye Partners LP
4.13%, 12/01/2027		515,000	506,599
4.50%, 03/01/2028*		935,000	920,271
5.60%, 10/15/2044		1,308,000	1,133,241
6.75%, 02/01/2030*		200,000	207,729
6.88%, 07/01/2029*		1,845,000	1,912,062
Howard Midstream Energy Partners LLC
6.63%, 01/15/2034*		1,870,000	1,900,554
7.38%, 07/15/2032*		275,000	286,775
Rockies Express Pipeline LLC
6.75%, 03/15/2033*		1,950,000	2,036,925
Venture Global Plaquemines LNG LLC
6.50%, 01/15/2034*		1,055,000	1,101,385
6.75%, 01/15/2036*		620,000	650,659
			13,381,108
Real Estate — 0.7%
Canary Wharf Group Investment Holdings PLC
3.38%, 04/23/2028	GBP	2,275,000	2,851,241
REITS — 3.8%
Brandywine Operating Partnership LP
4.55%, 10/01/2029#		695,000	666,461
8.30%, 03/15/2028		80,000	85,072
8.88%, 04/12/2029#		1,725,000	1,875,377
Hudson Pacific Properties LP
3.25%, 01/15/2030#		250,000	211,496
4.65%, 04/01/2029#		3,145,000	2,890,517
5.95%, 02/15/2028#		375,000	366,844
Iron Mountain, Inc.
4.50%, 02/15/2031*		400,000	380,534
5.25%, 07/15/2030*		1,275,000	1,261,666
6.25%, 01/15/2033*		370,000	378,618

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
7.00%, 02/15/2029*		$ 825,000	$ 849,799
MPT Operating Partnership LP/MPT Finance Corp.
8.50%, 02/15/2032*		1,320,000	1,383,926
Pebblebrook Hotel LP / PEB Finance Corp.
6.38%, 10/15/2029*		3,275,000	3,309,427
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/2029*		300,000	293,168
6.50%, 04/01/2032*		460,000	472,790
7.25%, 07/15/2028*		1,250,000	1,286,554
			15,712,249
Retail — 6.0%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028*		1,865,000	1,815,334
4.00%, 10/15/2030*		1,000,000	935,019
4.38%, 01/15/2028*		500,000	491,740
Asbury Automotive Group, Inc.
4.63%, 11/15/2029*		1,315,000	1,277,112
5.00%, 02/15/2032*		880,000	846,023
Boots Group Finco LP
5.38%, 08/31/2032*	EUR	335,000	402,195
Cougar JV Subsidiary LLC
8.00%, 05/15/2032*		2,140,000	2,268,021
FirstCash, Inc.
4.63%, 09/01/2028*		685,000	672,591
LBM Acquisition LLC
6.25%, 01/15/2029*#		3,160,000	2,898,930
Michaels Cos., Inc.
5.25%, 05/01/2028*		935,000	737,920
PetSmart LLC/PetSmart Finance Corp.
7.50%, 09/15/2032*		2,000,000	1,979,240
10.00%, 09/15/2033*		1,000,000	979,543
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.75%, 10/15/2029*		2,411,000	2,419,504
Staples, Inc.
10.75%, 09/01/2029*		3,950,000	3,782,125
Victoria's Secret & Co.
4.63%, 07/15/2029*#		1,150,000	1,091,133
Victra Holdings LLC/Victra Finance Corp.
8.75%, 09/15/2029*#		1,000,000	1,045,765
Yum! Brands, Inc.
4.63%, 01/31/2032		993,000	959,860
5.38%, 04/01/2032		124,000	124,742
			24,726,797
Software — 3.1%
AthenaHealth Group, Inc.
6.50%, 02/15/2030*#		2,953,000	2,896,707
Cloud Software Group, Inc.
6.63%, 08/15/2033*		390,000	395,391
8.25%, 06/30/2032*		900,000	962,215
9.00%, 09/30/2029*		2,975,000	3,101,229
Open Text Corp.
3.88%, 02/15/2028*		490,000	476,280
3.88%, 12/01/2029*		649,000	611,772
Rocket Software, Inc.
6.50%, 02/15/2029*		2,300,000	2,212,018
9.00%, 11/28/2028*		475,000	489,039
Security Description		Shares or Principal Amount	Value

Software (continued)
UKG, Inc.
6.88%, 02/01/2031*		$ 1,755,000	$ 1,814,775
			12,959,426
Telecommunications — 5.4%
Altice France Holding SA
10.50%, 05/15/2027*†(4)		800,000	288,000
Altice France SA
5.50%, 01/15/2028*		625,000	550,000
5.50%, 10/15/2029*		400,000	343,000
8.13%, 02/01/2027*†(4)		2,840,000	2,629,230
EchoStar Corp.
6.75%, 11/30/2030(5)		1,866,825	1,841,753
10.75%, 11/30/2029		2,675,000	2,878,969
Iliad Holding SASU
6.88%, 04/15/2031*	EUR	1,400,000	1,731,680
7.00%, 10/15/2028*		880,000	895,519
7.00%, 04/15/2032*		1,210,000	1,244,472
Kaixo Bondco Telecom SA
5.13%, 09/30/2029*	EUR	910,000	1,077,301
5.13%, 09/30/2029	EUR	800,000	947,078
Level 3 Financing, Inc.
3.75%, 07/15/2029*		1,725,000	1,440,375
3.88%, 10/15/2030*		420,000	357,000
4.00%, 04/15/2031*#		2,130,000	1,783,875
4.88%, 06/15/2029*		800,000	746,000
6.88%, 06/30/2033*		485,000	489,353
Optics Bidco SpA
6.38%, 11/15/2033*		977,000	959,122
7.20%, 07/18/2036*		1,098,000	1,099,350
7.72%, 06/04/2038*		603,000	613,008
Telecom Italia Capital SA
7.20%, 07/18/2036		517,000	547,246
			22,462,331
Transportation — 0.2%
Stonepeak Nile Parent LLC
7.25%, 03/15/2032*		950,000	997,354
Total Corporate Bonds & Notes (cost $368,878,292)			376,007,022
CONVERTIBLE BONDS & NOTES — 3.3%
Electric — 0.2%
WEC Energy Group, Inc.
3.38%, 06/01/2028*		1,000,000	1,012,000
Healthcare-Products — 0.2%
QIAGEN NV
2.50%, 09/10/2031		1,000,000	1,050,141
Home Builders — 0.3%
Meritage Homes Corp.
1.75%, 05/15/2028#		1,022,000	1,063,971
Internet — 0.2%
Uber Technologies, Inc.
0.88%, 12/01/2028		742,000	1,055,495
Leisure Time — 0.6%
Carnival Corp.
5.75%, 12/01/2027		525,000	1,287,873
NCL Corp, Ltd.
2.50%, 02/15/2027		1,025,000	1,075,096
			2,362,969

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CONVERTIBLE BONDS & NOTES (continued)
Oil & Gas — 0.2%
Northern Oil & Gas, Inc.
3.63%, 04/15/2029	$ 700,000	$ 703,850
Pharmaceuticals — 0.3%
Jazz Investments I, Ltd.
2.00%, 06/15/2026	225,000	235,931
3.13%, 09/15/2030*	792,000	918,040
		1,153,971
REITS — 0.4%
Rexford Industrial Realty LP
4.13%, 03/15/2029*#	1,050,000	1,050,288
4.38%, 03/15/2027*	525,000	522,638
		1,572,926
Semiconductors — 0.2%
Synaptics, Inc.
0.75%, 12/01/2031*	900,000	888,878
Software — 0.7%
Cloudflare, Inc.
Zero Coupon, 06/15/2030*	1,025,000	1,146,462
Datadog, Inc.
Zero Coupon, 12/01/2029*#	1,105,000	1,067,405
Unity Software, Inc.
Zero Coupon, 03/15/2030*	497,000	671,876
		2,885,743
Total Convertible Bonds & Notes (cost $12,649,545)		13,749,944
LOANS(6)(7)(8) — 1.6%
Healthcare-Products — 0.1%
Bausch & Lomb Corp. FRS
BTL-B 8.57%, (SOFR12+ 4.25%), 01/15/2031	526,270	526,599
Healthcare-Services — 0.2%
Star Parent, Inc. FRS
BTL-B 8.30%, (SOFR4+ 4.00%), 09/27/2030	596,978	592,168
Insurance — 0.3%
HUB International, Ltd. FRS
BTL-B 6.83%, (SOFR4+ 2.50%), 06/20/2030	1,399,037	1,401,343
Packaging & Containers — 0.4%
Clydesdale Acquisition Holdings, Inc. FRS
BTL-B 7.49%, (SOFR12+ 3.18%), 04/13/2029	1,586,000	1,584,017
Retail — 0.6%
Great Outdoors Group LLC FRS
BTL-B 7.57% , (SOFR12+ 3.25%), 01/23/2032	1,396,491	1,399,284
Specialty Building Products Holdings LLC FRS
BTL-B 8.17% , (SOFR12+ 3.75%), 10/15/2028	1,121,308	1,083,464
		2,482,748
Total Loans (cost $6,595,123)		6,586,875
Total Long-Term Investment Securities (cost $388,122,960)		396,343,841
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 12.4%
Unaffiliated Investment Companies — 12.4%
State Street Navigator Securities Lending Government Money Market Portfolio 4.31%(9)(10) (cost $51,316,623)	51,316,623	$ 51,316,623
REPURCHASE AGREEMENTS — 2.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 08/29/2025, to be repurchased 09/02/2025 in the amount of $12,045,977 and collateralized by $12,247,500 of United States Treasury Notes, bearing interest at 3.75% due 08/15/2027 and having an approximate value of $12,285,092 (cost $12,044,157)	$12,044,157	12,044,157
TOTAL INVESTMENTS (cost $451,483,740)	110.8%	459,704,621
Other assets less liabilities	(10.8)	(44,869,463)
NET ASSETS	100.0%	$414,835,158
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The High Yield Bond Fund has no right to demand registration of these securities. At August 31, 2025, the aggregate value of these securities was $341,653,718 representing 82.4% of net assets.
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(2)	PIK ("Payment-in-Kind") security-Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at 7.00%. The security is also currently paying interest in the form of additional securities at 5.75%.
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	Security in default of interest.
(5)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.
(6)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(7)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. The rate shown represents the rate at the end of the period. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(8)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(9)	The rate shown is the 7-day yield as of August 31, 2025.
(10)	At August 31, 2025, the Fund had loaned securities with a total value of $50,616,115. This was secured by collateral of $51,316,623, which was received in cash and subsequently invested in short-term investments currently valued at $51,316,623 as reported in the Portfolio of Investments. Additional collateral of $344,657 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2025
United States Treasury Notes/Bonds	0.13% to 5.00%	09/30/2025 to 05/15/2054	$344,657

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

3 ME—3 Month Euribor
DAC—Designated Activity Company
FRS—Floating Rate Security
SOFR12—Secured Overnight Financing Rate 1 month
SOFR4—Secured Overnight Financing Rate 3 month
EUR—Euro Currency
GBP—British Pound
The rates shown on FRS and/or VRS are the current interest rates at August 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	7,088,331	USD	8,241,220	09/30/2025	$—	$ (65,823)
JPMorgan Chase Bank, N.A.	GBP	3,804,000	USD	5,102,501	09/30/2025	—	(40,322)
Unrealized Appreciation (Depreciation)						$—	$(106,145)
EUR—Euro Currency
GBP—British Pound
USD—United States Dollar
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$376,007,022	$—	$376,007,022
Convertible Bonds & Notes	—	13,749,944	—	13,749,944
Loans	—	6,586,875	—	6,586,875
Short-Term Investments	51,316,623	—	—	51,316,623
Repurchase Agreements	—	12,044,157	—	12,044,157
Total Investments at Value	$51,316,623	$408,387,998	$—	$459,704,621
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$106,145	$—	$106,145
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 2.9%
Banks — 1.7%
Banca Comerciala Romana SA
7.63%, 05/19/2027	EUR	800,000	$ 968,494
Banca Transilvania SA
8.88%, 04/27/2027	EUR	825,000	997,476
Banco Santander SA
3.50%, 10/02/2032	EUR	1,000,000	1,174,168
Danske Bank A/S
0.75%, 06/09/2029	EUR	1,610,000	1,784,931
mBank SA
0.97%, 09/21/2027	EUR	900,000	1,032,997
OTP Bank Nyrt
7.50%, 05/25/2027		$ 660,000	672,178
Societe Generale SA
1.11%, 07/17/2031	EUR	1,000,000	1,011,794
Wells Fargo & Co.
6.49%, 10/23/2034		1,095,000	1,204,150
			8,846,188
Electric — 0.2%
Pacific Gas & Electric Co.
6.15%, 01/15/2033		985,000	1,034,812
Food — 0.1%
NBM US Holdings, Inc.
7.00%, 05/14/2026		483,000	483,053
Investment Companies — 0.2%
HA Sustainable Infrastructure Capital, Inc.
6.38%, 07/01/2034		1,000,000	991,333
Oil & Gas — 0.5%
Petroleos Mexicanos
5.95%, 01/28/2031		880,000	822,754
6.84%, 01/23/2030		1,500,000	1,498,767
			2,321,521
Pipelines — 0.2%
Energy Transfer LP
5.80%, 06/15/2038		1,159,000	1,168,477
Total Corporate Bonds & Notes (cost $14,185,128)			14,845,384
ASSET BACKED SECURITIES — 1.6%
Auto Loan Receivables — 1.1%
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class A2 4.97%, 09/15/2032*		1,158,939	1,168,627
Avis Budget Rental Car Funding AESOP LLC
Series 2023-3A, Class A 5.44%, 02/22/2028*		1,280,000	1,297,212
Credit Acceptance Auto Loan Trust
Series 2024-1A, Class A 5.68%, 03/15/2034*		300,000	303,309
Series 2023-3A, Class A 6.39%, 08/15/2033*		350,000	352,198
Drive Auto Receivables Trust
Series 2021-2, Class D 1.39%, 03/15/2029		484,569	482,584
GLS Auto Select Receivables Trust
Series 2023-2A, Class A3 6.38%, 02/15/2029*		548,000	559,432
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class A2 6.02%, 12/15/2032*		889,660	901,303
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
USB Auto Owner Trust
Series 2025-1A, Class A3 4.49%, 06/17/2030*	$ 355,000	$ 359,261
		5,423,926
Commercial and Residential — 0.2%
CD Mtg. Trust
Series 2017-CD3, Class A4 3.63%, 02/10/2050	920,000	890,247
Other Asset Backed Securities — 0.3%
Wendy's Funding LLC
Series 2021-1A, Class A2I 2.37%, 06/15/2051*	1,664,492	1,542,785
Wingstop Funding LLC
Series 2020-1A, Class A2 2.84%, 12/05/2050*	310,275	297,904
		1,840,689
Total Asset Backed Securities (cost $8,230,317)		8,154,862
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.2%
Commercial and Residential — 2.1%
Ajax Mtg. Loan Trust
Series 2021-C, Class A 5.12%, 01/25/2061*(1)	196,607	196,801
BANK
Series 2019-BN18, Class A4 3.58%, 05/15/2062	1,000,000	955,723
Benchmark Mtg. Trust
Series 2019-B15, Class A5 2.93%, 12/15/2072	1,000,000	933,705
BRAVO Residential Funding Trust VRS
Series 2021-NQM1, Class A1 0.94%, 02/25/2049*(2)	157,877	147,886
CSMC Trust VRS
Series 2021-NQM4, Class A1 1.10%, 05/25/2066*(2)	736,946	642,715
Series 2021-RPL2, Class M3 3.58%, 01/25/2060*(2)	376,575	254,575
Series 2021-RPL4, Class A1 4.13%, 12/27/2060*(2)	327,972	326,972
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(2)	217,861	183,508
GCAT Trust VRS
Series 2021-NQM3, Class A1 1.09%, 05/25/2066*(2)	547,618	478,394
HIH Trust FRS
Series 2024-61P, Class B 6.70%, (TSFR1M2.34%), 10/15/2041*	167,493	167,703
JPMBB Commercial Mtg. Securities Trust
Series 2015-C32, Class A5 3.60%, 11/15/2048	835,000	829,067
Legacy Mtg. Asset Trust
Series 2021-GS2, Class A1 5.75%, 04/25/2061*(1)	314,423	314,423
Series 2021-GS3, Class A1 5.75%, 07/25/2061*(1)	432,729	432,307
MFA Trust VRS
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(2)	186,433	175,213

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(2)	$ 133,349	$ 127,208
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(2)	870,268	768,021
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(2)	871,900	727,849
SHR Trust FRS
6.81%, (TSFR1M+2.45%), 10/15/2041*	1,255,000	1,257,639
Starwood Mtg. Residential Trust VRS
Series 2021-2, Class A1 0.94%, 05/25/2065*(2)	116,396	109,338
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)	1,602,772	1,432,334
		10,461,381
U.S. Government Agency — 0.1%
Federal Home Loan Mtg. Corp. REMIC FRS
Series 3925, Class FL 4.91%, (SOFR30A+0.56%), 01/15/2041	44,245	44,198
Series 4001, Class FM 4.96%, (SOFR30A+0.61%), 02/15/2042	116,114	114,838
Series 3355, Class BF 5.16%, (SOFR30A+0.81%), 08/15/2037	135,088	135,253
Federal National Mtg. Assoc. REMIC FRS
Series 2012-93, Class BF 4.86%, (SOFR30A+0.51%), 09/25/2042	171,335	168,894
Government National Mtg. Assoc. REMIC FRS
Series 2010-14, Class FN 5.02%, (TSFR1M+0.66%), 02/16/2040	78,135	78,050
		541,233
Total Collateralized Mortgage Obligations (cost $11,771,620)		11,002,614
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 57.3%
U.S. Government — 51.2%
United States Treasury Bonds TIPS
0.25%, 02/15/2050(3)	9,314,662	5,296,156
0.63%, 02/15/2043(3)	9,644,456	7,163,785
0.75%, 02/15/2042 to 02/15/2045(3)	43,920,488	32,305,692
0.88%, 02/15/2047(3)	14,830,710	10,624,590
1.00%, 02/15/2046(3)	12,127,658	9,086,572
1.38%, 02/15/2044(3)	13,887,813	11,606,799
1.50%, 02/15/2053(3)	4,513,683	3,490,179
2.13%, 02/15/2054	9,505,390	8,495,949
United States Treasury Notes TIPS
0.13%, 01/15/2030 to 07/15/2031(3)	58,720,646	55,686,246
0.63%, 07/15/2032(3)	7,098,834	6,739,087
0.88%, 01/15/2029(3)	14,069,680	14,032,771
1.38%, 07/15/2033(3)	18,701,116	18,439,889
1.63%, 10/15/2029 to 04/15/2030(3)	27,394,293	28,029,003
1.75%, 01/15/2034(3)	30,270,574	30,425,021
1.88%, 07/15/2034 to 07/15/2035(3)	9,431,641	9,519,596
2.13%, 01/15/2035(3)	8,942,413	9,190,550
		260,131,885
Security Description		Shares or Principal Amount	Value

U.S. Government Agency — 6.1%
Tennessee Valley Authority
5.25%, 02/01/2055		$ 4,000,000	$ 3,871,026
Uniform Mtg. Backed Securities
5.50%, September 30 TBA		8,200,000	8,246,164
6.00%, September 30 TBA		18,700,000	19,103,241
			31,220,431
Total U.S. Government & Agency Obligations (cost $321,859,075)			291,352,316
FOREIGN GOVERNMENT OBLIGATIONS — 37.2%
Regional(State/Province) — 1.4%
Province of Ontario, Canada TIPS
2.00%, 12/01/2036(3)	CAD	7,668,950	5,424,134
Queensland Treasury Corp.
5.25%, 07/21/2036*	AUD	2,000,000	1,324,358
			6,748,492
Sovereign — 35.8%
Bonos de la Tesoreria de la Republica TIPS
2.00%, 03/01/2035(3)	CLP	8,861,190,750	8,895,652
Commonwealth of Australia TIPS
0.96%, 11/21/2027(3)	AUD	15,880,502	10,344,462
1.66%, 08/21/2040(3)	AUD	8,581,288	4,801,591
2.77%, 08/21/2035(3)	AUD	22,722,057	14,807,295
Federative Republic of Brazil TIPS
6.00%, 05/15/2035(3)	BRL	19,730,000	15,146,158
24.98%, 05/15/2027(3)	BRL	11,416,000	9,346,609
French Republic Government Bond OAT TIPS
0.10%, 07/25/2031*(3)	EUR	16,692,496	18,491,270
Government of New Zealand TIPS
3.30%, 09/20/2040(3)	NZD	16,089,673	8,954,623
3.34%, 09/20/2035(3)	NZD	22,906,545	13,465,493
Government of Romania
4.63%, 04/03/2049	EUR	1,850,000	1,667,141
Government of Spain TIPS
0.70%, 11/30/2033*(3)	EUR	18,690,894	20,951,144
Republic of Italy TIPS
0.10%, 05/15/2033*(3)	EUR	13,354,343	14,034,673
United Kingdom Gilt Treasury TIPS
0.13%, 03/22/2029(3)	GBP	4,573,924	6,047,654
1.13%, 09/22/2035(3)	GBP	9,452,076	12,132,820
United Mexican States
6.00%, 05/07/2036		500,000	499,675
United Mexican States TIPS
2.75%, 11/27/2031(3)	MXN	406,457,014	19,389,597
4.00%, 10/29/2054(3)	MXN	69,199,251	3,232,005
			182,207,862
Total Foreign Government Obligations (cost $185,742,342)			188,956,354
MUNICIPAL SECURITIES — 0.6%
City of New York, NY General Obligation Bonds
5.99%, 12/01/2036		1,580,000	1,640,963
Illinois State Toll Highway Authority Revenue Bonds
5.85%, 12/01/2034		1,520,000	1,591,224
Total Municipal Securities (cost $3,605,192)			3,232,187

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 1.00%, 12/31/2049†(4) (cost $0)	$ 1,000,000	$ 971
Total Long-Term Investment Securities (cost $545,393,674)		517,544,688
REPURCHASE AGREEMENTS — 3.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 08/29/2025, to be repurchased 09/02/2025 in the amount of $15,960,842 and collateralized by $16,227,900 of United States Treasury Notes, bearing interest at 3.75% due 08/15/2027 and having an approximate value of $16,277,751 (cost $15,958,431)	15,958,431	15,958,430
TOTAL INVESTMENTS (cost $561,352,105)	104.9%	533,503,118
Other assets less liabilities	(4.9)	(24,853,754)
NET ASSETS	100.0%	$508,649,364
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Inflation Protected Fund has no right to demand registration of these securities. At August 31, 2025, the aggregate value of these securities was $69,326,362 representing 13.6% of net assets.
†	Non-income producing security
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of August 31, 2025.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Principal amount of security is adjusted for inflation.
(4)	Securities classified as Level 3 (see Note 1).
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
EUR—Euro Currency
GBP—British Pound
MXN—Mexican Peso
NZD—New Zealand Dollar
The rates shown on FRS and/or VRS are the current interest rates at August 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Inflation Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Bank of America, N.A.	24,590,000	USD	Fixed 3.430%	12-Month USA CPI	Maturity	Maturity	Apr 2027	$ —	$247,263	$247,263
Centrally Cleared	13,805,000	USD	Fixed 2.545	12-Month USA CPI	Maturity	Maturity	Mar 2028	7,810	111,298	119,108
								$7,810	$358,561	$366,371
Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	3,880,000	USD	Fixed 3.750%	12-Month SOFR	Annual	Annual	Mar 2055	$180,882	$43,981	$224,863
CPI—Consumer Price Index
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
71	Long	Canada 10 Year Bonds	December 2025	$ 6,190,590	$ 6,230,175	$ 39,585
53	Long	U.S. Treasury Ultra 10 Year Notes	December 2025	6,032,966	6,063,531	30,565
8	Short	Euro Buxl 30 Year Bonds	September 2025	1,129,694	1,066,574	63,120
121	Short	Euro-BTP	September 2025	17,116,850	17,022,336	94,514
41	Short	Euro-BUND	September 2025	6,249,883	6,213,982	35,901

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Futures Contracts — (continued)

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
175	Short	Euro-OAT	September 2025	25,496,689	$24,958,937	$537,752
240	Short	Euro-Schatz	September 2025	30,067,253	30,059,875	7,378
56	Short	U.S. Treasury 10 Year Notes	December 2025	6,304,295	6,300,000	4,295
						$813,110
						Unrealized (Depreciation)
125	Long	Australian 10 Year Bonds	September 2025	$ 9,307,945	$ 9,301,337	$ (6,608)
63	Long	U.S. Treasury Ultra Bonds	December 2025	7,369,099	7,343,438	(25,661)
18	Short	Long Gilt	December 2025	2,201,495	2,202,243	(748)
361	Short	U.S. Treasury 2 Year Notes	December 2025	75,242,959	75,282,601	(39,642)
						$(72,659)
		Net Unrealized Appreciation (Depreciation)				$740,451
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Australia & New Zealand Banking Group	AUD	930,000	USD	610,617	09/17/2025	$ 1,823	$ —
	NZD	36,704,000	USD	22,232,383	09/17/2025	567,739	—
						569,562	—
Bank of America, N.A.	MXN	305,145,000	USD	15,827,589	09/17/2025	—	(497,093)
Bank of Montreal	EUR	5,082,000	USD	6,016,435	09/17/2025	65,598	—
Barclays Bank PLC	BRL	1,900,000	USD	349,053	09/17/2025	—	(99)
Canadian Imperial Bank of Commerce	EUR	5,115,000	USD	6,014,666	09/17/2025	25,186	—
Citibank, N.A.	CLP	4,526,908,000	USD	4,742,552	09/17/2025	60,202	—
	MXN	50,999,000	USD	2,698,898	09/17/2025	—	(29,453)
						60,202	(29,453)
Credit Agricole SA	EUR	897,000	USD	1,061,855	09/17/2025	11,501	—
Deutsche Bank AG	AUD	47,633,000	USD	31,118,012	09/17/2025	—	(63,347)
	EUR	43,833,000	USD	50,398,745	09/17/2025	—	(928,107)
						—	(991,454)
Goldman Sachs International	BRL	92,971,000	USD	16,300,692	09/17/2025	—	(784,035)
JPMorgan Chase Bank, N.A.	BRL	38,576,000	USD	6,886,012	09/17/2025	—	(202,870)
	CLP	3,942,884,000	USD	4,231,970	09/17/2025	153,698	—
	EUR	1,625,000	USD	1,921,651	09/17/2025	18,835	—
	USD	3,655,496	EUR	3,145,000	09/17/2025	27,185	—
						199,718	(202,870)
Royal Bank of Canada	CAD	7,344,000	USD	5,390,471	09/17/2025	39,086	—
Societe Generale	GBP	9,101,000	USD	12,298,399	09/17/2025	—	(4,304)
Standard Chartered Bank	USD	608,177	AUD	940,000	09/17/2025	7,163	—
State Street Bank & Trust Co.	MXN	63,299,000	USD	3,342,102	09/17/2025	—	(44,275)
Toronto Dominion Bank	NZD	650,000	USD	396,021	09/17/2025	12,356	—
UBS AG	GBP	4,467,000	USD	6,148,303	09/17/2025	109,827	—
Unrealized Appreciation (Depreciation)						$1,100,199	$(2,553,583)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
EUR—Euro Currency
GBP—British Pound
MXN—Mexican Peso
NZD—New Zealand Dollar

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

USD—United States Dollar
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$14,845,384	$—	$14,845,384
Asset Backed Securities	—	8,154,862	—	8,154,862
Collateralized Mortgage Obligations	—	11,002,614	—	11,002,614
U.S. Government & Agency Obligations	—	291,352,316	—	291,352,316
Foreign Government Obligations	—	188,956,354	—	188,956,354
Municipal Securities	—	3,232,187	—	3,232,187
Escrows and Litigation Trusts	—	—	971	971
Repurchase Agreements	—	15,958,430	—	15,958,430
Total Investments at Value	$—	$533,502,147	$971	$533,503,118
Other Financial Instruments:†
Swaps	$—	$402,542	$—	$402,542
Futures Contracts	813,110	—	—	813,110
Forward Foreign Currency Contracts	—	1,100,199	—	1,100,199
Total Other Financial Instruments	$813,110	$1,502,741	$—	$2,315,851
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$72,659	$—	$—	$72,659
Forward Foreign Currency Contracts	—	2,553,583	—	2,553,583
Total Other Financial Instruments	$72,659	$2,553,583	$—	$2,626,242
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.8%
Australia — 6.8%
ANZ Group Holdings, Ltd.	325,059	$ 7,143,033
APA Group	142,338	820,543
Aristocrat Leisure, Ltd.	60,963	2,897,968
ASX, Ltd.	21,201	867,673
BHP Group, Ltd.	553,038	15,450,121
BlueScope Steel, Ltd.#	47,858	716,187
Brambles, Ltd.	149,786	2,540,441
CAR Group, Ltd.#	41,212	1,087,929
Cochlear, Ltd.#	7,136	1,407,594
Coles Group, Ltd.	144,816	2,262,695
Commonwealth Bank of Australia	182,326	20,283,375
Computershare, Ltd.	57,408	1,429,778
CSL, Ltd.	52,611	7,338,940
Evolution Mining, Ltd.#	218,488	1,261,041
Fortescue, Ltd.#	184,777	2,332,074
Goodman Group	220,691	4,957,297
Insurance Australia Group, Ltd.	258,086	1,470,128
Lottery Corp., Ltd.	242,863	933,007
Macquarie Group, Ltd.#	39,341	5,777,547
Medibank Private, Ltd.	300,500	1,002,683
National Australia Bank, Ltd.	332,752	9,291,352
Northern Star Resources, Ltd.	146,389	1,846,232
Origin Energy, Ltd.#	185,434	1,567,341
Pro Medicus, Ltd.	6,269	1,221,283
Qantas Airways, Ltd.	80,905	619,718
QBE Insurance Group, Ltd.	163,242	2,311,372
REA Group, Ltd.#	5,766	946,977
Rio Tinto, Ltd.#	40,214	3,031,347
Santos, Ltd.#	354,378	1,862,917
Scentre Group	568,338	1,516,963
SGH, Ltd.#	22,205	733,473
Sigma Healthcare, Ltd.#	503,832	1,026,766
Sonic Healthcare, Ltd.	49,798	783,840
South32, Ltd.	492,403	873,025
Stockland	261,854	1,060,235
Suncorp Group, Ltd.	118,167	1,644,601
Telstra Group, Ltd.	439,279	1,405,350
Transurban Group#	339,168	3,234,977
Vicinity, Ltd.#	423,193	718,625
Washington H. Soul Pattinson & Co., Ltd.#	26,082	746,650
Wesfarmers, Ltd.	123,298	7,385,421
Westpac Banking Corp.	371,942	9,386,870
WiseTech Global, Ltd.	21,903	1,451,791
Woodside Energy Group, Ltd.#	205,924	3,549,720
Woolworths Group, Ltd.#	132,289	2,490,624
		142,687,524
Austria — 0.2%
Erste Group Bank AG	33,595	3,192,648
OMV AG	16,070	884,599
Verbund AG	7,430	529,826
		4,607,073
Belgium — 0.8%
Ageas SA	16,280	1,146,872
Anheuser-Busch InBev SA NV	107,399	6,721,521
D'ieteren Group#	2,343	507,841
Elia Group SA	5,356	612,666
Groupe Bruxelles Lambert NV#	9,061	795,670
KBC Group NV#	24,882	2,930,923
Lotus Bakeries NV#	45	440,336
Sofina SA#	1,682	508,528
Security Description	Shares or Principal Amount	Value

Belgium (continued)
Syensqo SA#	7,971	$ 703,279
UCB SA#	13,795	3,233,838
		17,601,474
Bermuda — 0.2%
Aegon, Ltd.#	144,275	1,133,943
CK Infrastructure Holdings, Ltd.	69,500	463,985
Hongkong Land Holdings, Ltd.	120,400	746,218
Jardine Matheson Holdings, Ltd.	17,500	1,059,054
		3,403,200
Denmark — 2.0%
AP Moller-Maersk A/S, Series A	319	654,867
AP Moller-Maersk A/S, Series B	464	955,075
Carlsberg A/S, Class B	10,424	1,274,833
Coloplast A/S, Class B	13,761	1,322,911
Danske Bank A/S	75,261	3,087,983
Demant A/S†	9,476	362,511
DSV A/S	22,206	4,916,868
Genmab A/S†	6,996	1,743,078
Novo Nordisk A/S, Class B	349,931	19,751,471
Novonesis (Novozymes), Class B	38,126	2,422,819
Orsted A/S*†	18,348	566,478
Pandora A/S	8,947	1,235,242
ROCKWOOL A/S, Class B	10,347	391,427
Tryg A/S	36,991	972,322
Vestas Wind Systems A/S	110,191	2,183,795
		41,841,680
Finland — 1.0%
Elisa Oyj	15,520	827,582
Fortum Oyj	48,952	847,030
Kesko Oyj, Class B	29,802	660,915
Kone Oyj, Class B	36,750	2,309,330
Metso Oyj	67,839	877,098
Neste Oyj	46,162	847,858
Nokia Oyj	581,093	2,498,086
Nordea Bank Abp	341,367	5,206,061
Orion Oyj, Class B	11,826	943,696
Sampo Oyj, Class A	264,189	3,030,532
Stora Enso Oyj, Class R	63,550	747,560
UPM-Kymmene Oyj	58,238	1,656,870
Wartsila OYJ Abp	54,881	1,606,711
		22,059,329
France — 9.7%
Accor SA	21,383	1,058,830
Aeroports de Paris SA	3,779	496,730
Air Liquide SA	63,026	13,003,638
Alstom SA†	37,768	908,452
Amundi SA*	6,724	497,020
Arkema SA	6,260	443,398
AXA SA	192,516	8,956,770
BioMerieux	4,520	627,481
BNP Paribas SA	110,580	9,931,396
Bollore SE	77,603	453,110
Bouygues SA	20,675	886,533
Bureau Veritas SA	34,667	1,045,420
Capgemini SE	17,618	2,501,132
Carrefour SA	64,178	929,808
Cie de Saint-Gobain SA	48,801	5,268,662
Cie Generale des Etablissements Michelin SCA	72,604	2,625,983
Covivio SA	6,144	402,118
Credit Agricole SA	114,500	2,092,796

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Danone SA	70,144	$ 5,840,591
Dassault Aviation SA	2,139	675,807
Dassault Systemes SE	73,130	2,274,624
Edenred SE	26,354	762,479
Eiffage SA	7,485	941,830
Engie SA	198,335	4,104,286
EssilorLuxottica SA	32,799	9,991,994
FDJ United	12,266	395,345
Gecina SA	5,024	493,136
Getlink SE	33,007	623,580
Hermes International S.C.A.	3,441	8,411,531
Ipsen SA	4,115	558,730
Kering SA	8,123	2,175,422
Klepierre SA	23,475	915,550
Legrand SA	28,476	4,344,809
L'Oreal SA	26,188	12,189,451
LVMH Moet Hennessy Louis Vuitton SE	27,246	16,054,463
Orange SA	203,175	3,308,565
Pernod Ricard SA	21,845	2,482,618
Publicis Groupe SA	24,974	2,301,473
Renault SA	20,974	824,364
Rexel SA	24,406	789,607
Safran SA	39,232	12,991,088
Sanofi SA	120,628	11,985,243
Sartorius Stedim Biotech	3,186	651,515
Schneider Electric SE	59,735	14,660,823
Societe Generale SA	78,261	4,821,966
Sodexo SA	9,654	579,240
Teleperformance SE	5,883	452,457
Thales SA	10,033	2,643,565
TotalEnergies SE	223,687	14,038,389
Veolia Environnement SA	68,693	2,266,398
Vinci SA	53,789	7,296,250
		204,976,466
Germany — 10.0%
adidas AG	18,552	3,616,642
Allianz SE	41,958	17,731,449
BASF SE	96,975	5,155,320
Bayer AG	106,548	3,496,752
Bayerische Motoren Werke AG	31,631	3,317,627
Bayerische Motoren Werke AG (Preference Shares)	6,107	585,514
Beiersdorf AG	10,824	1,245,534
Brenntag SE	13,391	828,691
Commerzbank AG	83,897	3,209,443
Continental AG	12,003	1,052,917
Covestro AG†	19,591	1,361,795
CTS Eventim AG & Co. KGaA	6,809	638,398
Daimler Truck Holding AG	51,842	2,441,451
Delivery Hero SE*†	20,836	554,590
Deutsche Bank AG	201,100	7,063,043
Deutsche Boerse AG	20,459	6,021,373
Deutsche Lufthansa AG	65,377	609,950
Deutsche Post AG	104,307	4,749,141
Deutsche Telekom AG	379,256	13,871,014
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	12,425	660,584
E.ON SE	243,814	4,347,496
Evonik Industries AG	27,966	540,608
Fresenius Medical Care AG	24,012	1,231,358
Fresenius SE & Co. KGaA	46,093	2,502,161
GEA Group AG	15,983	1,162,898
Hannover Rueck SE	6,507	1,896,193
Security Description	Shares or Principal Amount	Value

Germany (continued)
Heidelberg Materials AG	14,602	$ 3,461,152
Henkel AG & Co. KGaA	11,339	871,615
Henkel AG & Co. KGaA (Preference Shares)	18,468	1,558,622
Hensoldt AG	6,921	718,626
Infineon Technologies AG	141,893	5,817,576
Knorr-Bremse AG	7,915	826,098
LEG Immobilien SE	8,126	680,566
Mercedes-Benz Group AG	78,465	4,895,559
Merck KGaA	13,939	1,765,771
MTU Aero Engines AG	5,825	2,602,110
Muenchener Rueckversicherungs-Gesellschaft AG	14,533	9,270,679
Nemetschek SE	6,301	872,271
Porsche Automobil Holding SE (Preference Shares)	16,708	712,365
Rational AG	564	421,176
Rheinmetall AG	5,000	9,884,469
RWE AG	68,477	2,743,502
SAP SE	113,770	30,933,802
Sartorius AG (Preference Shares)	2,860	664,624
Scout24 SE*	8,184	1,060,392
Siemens AG	82,803	22,926,263
Siemens Energy AG†	73,820	7,836,023
Siemens Healthineers AG*	36,548	2,024,476
Symrise AG	14,489	1,404,190
Talanx AG	7,044	970,596
Volkswagen AG (Preference Shares)	22,321	2,599,531
Vonovia SE	80,159	2,591,558
Zalando SE*†	24,497	681,925
		210,687,479
Hong Kong — 1.9%
AIA Group, Ltd.	1,162,000	10,996,020
BOC Hong Kong Holdings, Ltd.	399,500	1,806,111
CK Asset Holdings, Ltd.	210,000	989,831
CK Hutchison Holdings, Ltd.	289,000	1,919,414
CLP Holdings, Ltd.	179,000	1,511,646
Futu Holdings, Ltd. ADR	6,722	1,247,603
Galaxy Entertainment Group, Ltd.	239,000	1,249,127
Hang Seng Bank, Ltd.#	82,100	1,172,562
Henderson Land Development Co., Ltd.#	159,000	550,651
HKT Trust & HKT, Ltd.	414,000	626,148
Hong Kong & China Gas Co., Ltd.#	1,222,000	1,098,327
Hong Kong Exchanges & Clearing, Ltd.	106,400	6,239,383
Link REIT	283,700	1,506,734
MTR Corp., Ltd.#	170,000	572,662
Power Assets Holdings, Ltd.	151,000	982,892
Sino Land Co., Ltd.	394,000	468,051
SITC International Holdings Co., Ltd.	147,000	518,682
Sun Hung Kai Properties, Ltd.	158,000	1,854,952
Swire Pacific, Ltd., Class A	37,000	317,261
Techtronic Industries Co., Ltd.	158,000	2,024,332
WH Group, Ltd.*	910,000	970,329
Wharf Holdings, Ltd.#	111,000	317,582
Wharf Real Estate Investment Co., Ltd.	183,000	530,052
		39,470,352
Ireland — 0.5%
AIB Group PLC	228,658	1,864,503
Bank of Ireland Group PLC	107,490	1,590,338
DCC PLC	10,799	686,973
James Hardie Industries PLC CDI†	63,133	1,282,379
Kerry Group PLC, Class A	18,010	1,648,238

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ireland (continued)
Kingspan Group PLC	16,882	$ 1,302,342
Ryanair Holdings PLC	92,769	2,742,334
		11,117,107
Isle of Man — 0.0%
Entain PLC	66,293	787,484
Israel — 1.0%
Azrieli Group, Ltd.	4,650	446,955
Bank Hapoalim BM	136,919	2,681,164
Bank Leumi Le-Israel BM	163,632	3,150,089
Check Point Software Technologies, Ltd.†	9,348	1,805,473
CyberArk Software, Ltd.†	5,127	2,323,864
Elbit Systems, Ltd.	2,926	1,417,082
ICL Group, Ltd.	84,485	549,685
Israel Discount Bank, Ltd., Class A	134,153	1,330,967
Mizrahi Tefahot Bank, Ltd.	16,967	1,111,493
Monday.com, Ltd.†	4,432	855,376
Nice, Ltd.†	6,901	976,385
Nova, Ltd.†	3,192	858,748
Phoenix Financial, Ltd.	24,618	875,677
Teva Pharmaceutical Industries, Ltd. ADR†	125,149	2,300,239
Wix.com, Ltd.†	5,770	814,032
		21,497,229
Italy — 2.7%
Banca Mediolanum SpA	24,434	495,095
Banco BPM SpA	122,476	1,683,997
BPER Banca SpA	157,575	1,641,400
Enel SpA#	883,714	8,150,194
Eni SpA#	222,849	3,979,865
FinecoBank Banca Fineco SpA#	66,731	1,467,264
Generali#	93,659	3,661,064
Infrastrutture Wireless Italiane SpA*#	30,963	375,219
Intesa Sanpaolo SpA	1,551,791	9,789,488
Leonardo SpA	44,159	2,516,705
Mediobanca Banca di Credito Finanziario SpA#	54,554	1,324,988
Moncler SpA#	25,487	1,480,322
Nexi SpA*	60,314	383,316
Poste Italiane SpA*	49,880	1,168,856
Prysmian SpA	30,661	2,683,461
Recordati Industria Chimica e Farmaceutica SpA	12,550	775,051
Snam SpA	220,030	1,339,430
Telecom Italia SpA#†	1,252,628	601,031
Terna - Rete Elettrica Nazionale#	153,523	1,543,740
UniCredit SpA	152,322	11,788,574
Unipol Assicurazioni SpA	39,143	818,841
		57,667,901
Japan — 21.9%
Advantest Corp.	83,200	6,463,604
Aeon Co., Ltd.#	243,000	2,953,941
AGC, Inc.	21,400	673,642
Aisin Corp.	57,400	943,743
Ajinomoto Co., Inc.	98,000	2,649,138
ANA Holdings, Inc.	16,700	337,319
Asahi Group Holdings, Ltd.	156,000	1,969,759
Asahi Kasei Corp.	134,100	1,093,732
Asics Corp.	71,300	1,932,383
Astellas Pharma, Inc.	195,600	2,163,779
Bandai Namco Holdings, Inc.	64,800	2,227,083
Bridgestone Corp.	61,800	2,793,042
Canon, Inc.#	101,100	2,955,671
Security Description	Shares or Principal Amount	Value

Japan (continued)
Capcom Co., Ltd.	37,800	$ 1,028,148
Central Japan Railway Co.	83,500	2,226,006
Chiba Bank, Ltd.#	61,500	628,530
Chubu Electric Power Co., Inc.	74,300	1,028,040
Chugai Pharmaceutical Co., Ltd.	72,800	3,222,028
Concordia Financial Group, Ltd.	112,400	859,540
Dai Nippon Printing Co., Ltd.	42,900	716,392
Daifuku Co., Ltd.#	35,200	1,115,909
Dai-ichi Life Holdings, Inc.	381,100	3,126,977
Daiichi Sankyo Co., Ltd.	186,600	4,452,923
Daikin Industries, Ltd.#	28,600	3,602,161
Daito Trust Construction Co., Ltd.	6,400	683,400
Daiwa House Industry Co., Ltd.	60,600	2,154,454
Daiwa Securities Group, Inc.#	145,600	1,129,060
Denso Corp.	190,300	2,719,293
Disco Corp.	10,000	2,776,532
East Japan Railway Co.	105,100	2,585,498
Eisai Co., Ltd.#	28,600	875,581
ENEOS Holdings, Inc.	297,800	1,780,867
FANUC Corp.#	102,400	2,846,560
Fast Retailing Co., Ltd.	20,700	6,452,937
Fuji Electric Co., Ltd.	14,700	938,064
FUJIFILM Holdings Corp.#	121,300	2,870,580
Fujikura, Ltd.	27,400	2,318,596
Fujitsu, Ltd.	191,200	4,642,333
Hankyu Hanshin Holdings, Inc.#	24,800	735,967
Hikari Tsushin, Inc.	1,900	508,709
Hitachi, Ltd.	497,700	13,408,651
Honda Motor Co., Ltd.	431,400	4,749,843
Hoya Corp.	37,500	4,847,313
Hulic Co., Ltd.	50,300	540,617
Idemitsu Kosan Co., Ltd.#	88,900	589,083
IHI Corp.	16,000	1,660,078
Inpex Corp.	96,200	1,640,840
Isuzu Motors, Ltd.	58,400	765,338
ITOCHU Corp.	129,200	7,321,243
Japan Airlines Co., Ltd.	15,100	321,996
Japan Exchange Group, Inc.	108,300	1,137,059
Japan Post Bank Co., Ltd.	194,900	2,448,803
Japan Post Holdings Co., Ltd.	192,500	1,961,625
Japan Post Insurance Co., Ltd.	20,900	587,870
Japan Tobacco, Inc.	130,200	4,152,179
JFE Holdings, Inc.#	62,800	777,802
Kajima Corp.	46,100	1,381,226
Kansai Electric Power Co., Inc.	103,400	1,456,802
Kao Corp.	50,800	2,303,074
Kawasaki Heavy Industries, Ltd.	16,500	1,009,637
Kawasaki Kisen Kaisha, Ltd.#	38,400	587,004
KDDI Corp.	342,200	5,928,604
Keyence Corp.	21,200	8,093,066
Kikkoman Corp.#	74,000	636,483
Kirin Holdings Co., Ltd.	84,800	1,231,511
Kobe Bussan Co., Ltd.#	16,500	467,979
Komatsu, Ltd.	103,600	3,492,446
Konami Group Corp.#	10,800	1,645,008
Kubota Corp.	106,700	1,248,790
Kyocera Corp.	138,500	1,858,406
Kyowa Kirin Co., Ltd.#	25,900	448,970
Lasertec Corp.#	8,700	908,604
LY Corp.	312,200	995,816
M3, Inc.#	48,200	715,416
Makita Corp.	26,000	873,849
Marubeni Corp.	153,000	3,477,527

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
MatsukiyoCocokara & Co.	36,300	$ 751,966
MEIJI Holdings Co., Ltd.	26,200	545,437
Minebea Mitsumi, Inc.	39,600	672,974
Mitsubishi Chemical Group Corp.	147,900	842,763
Mitsubishi Corp.	350,600	7,933,270
Mitsubishi Electric Corp.	206,600	4,977,135
Mitsubishi Estate Co., Ltd.	115,000	2,468,785
Mitsubishi HC Capital, Inc.#	96,000	790,125
Mitsubishi Heavy Industries, Ltd.	348,200	8,752,496
Mitsubishi UFJ Financial Group, Inc.	1,245,600	18,825,982
Mitsui & Co., Ltd.	268,300	6,180,470
Mitsui Fudosan Co., Ltd.	288,400	3,088,035
Mitsui OSK Lines, Ltd.#	37,600	1,204,408
Mizuho Financial Group, Inc.	273,900	8,960,686
MonotaRO Co., Ltd.#	27,400	474,878
MS&AD Insurance Group Holdings, Inc.	139,500	3,244,590
Murata Manufacturing Co., Ltd.	180,800	2,940,512
NEC Corp.	141,200	4,340,796
Nexon Co., Ltd.	35,900	815,416
NIDEC Corp.	90,000	1,932,582
Nintendo Co., Ltd.	119,900	10,714,894
Nippon Building Fund, Inc.	835	807,623
Nippon Paint Holdings Co., Ltd.#	103,500	754,059
Nippon Sanso Holdings Corp.#	18,900	687,412
Nippon Steel Corp.	105,500	2,234,316
Nippon Yusen KK#	47,200	1,699,808
Nissan Motor Co., Ltd.#†	243,100	539,404
Nissin Foods Holdings Co., Ltd.#	21,800	411,068
Nitori Holdings Co., Ltd.#	8,700	803,126
Nitto Denko Corp.#	77,100	1,732,365
Nomura Holdings, Inc.	327,900	2,327,229
Nomura Research Institute, Ltd.	41,200	1,627,285
NTT Data Group Corp.	30,560	816,549
NTT, Inc.	3,241,600	3,415,640
Obayashi Corp.	70,900	1,155,698
Obic Co., Ltd.	35,300	1,247,245
Olympus Corp.#	124,300	1,445,251
Oracle Corp. Japan	4,200	436,463
Oriental Land Co., Ltd.#	117,000	2,797,859
ORIX Corp.	126,900	3,290,865
Osaka Gas Co., Ltd.#	39,700	1,133,029
Otsuka Corp.	24,900	513,773
Otsuka Holdings Co., Ltd.	47,800	2,504,701
Pan Pacific International Holdings Corp.	41,600	1,502,942
Panasonic Holdings Corp.	252,300	2,557,628
Rakuten Group, Inc.#†	164,700	1,015,851
Recruit Holdings Co., Ltd.	144,800	8,252,220
Renesas Electronics Corp.	183,700	2,156,741
Resona Holdings, Inc.	226,600	2,257,677
Ryohin Keikaku Co., Ltd.	55,000	1,194,112
Sanrio Co., Ltd.	19,500	1,005,976
SBI Holdings, Inc.	30,600	1,433,407
SCREEN Holdings Co., Ltd.#	8,900	675,358
SCSK Corp.#	17,100	546,933
Secom Co., Ltd.#	45,800	1,695,771
Sekisui Chemical Co., Ltd.	41,200	780,451
Sekisui House, Ltd.#	65,100	1,472,993
Seven & i Holdings Co., Ltd.#	240,000	3,099,325
SG Holdings Co., Ltd.#	35,500	383,383
Shimadzu Corp.#	25,800	631,101
Shimano, Inc.#	8,300	923,919
Shin-Etsu Chemical Co., Ltd.	183,800	5,694,187
Security Description	Shares or Principal Amount	Value

Japan (continued)
Shionogi & Co., Ltd.	82,500	$ 1,433,731
Shiseido Co., Ltd.#	43,600	714,396
SMC Corp.#	6,200	1,907,303
SoftBank Corp.#	3,110,500	4,802,599
SoftBank Group Corp.	103,800	11,239,735
Sompo Holdings, Inc.#	96,600	3,123,168
Sony Group Corp.	670,000	18,489,730
Subaru Corp.	64,000	1,248,291
Sumitomo Corp.	118,100	3,293,566
Sumitomo Electric Industries, Ltd.	77,100	2,173,462
Sumitomo Metal Mining Co., Ltd.#	27,000	740,188
Sumitomo Mitsui Financial Group, Inc.	401,000	10,857,707
Sumitomo Mitsui Trust Group, Inc.	69,200	1,978,232
Sumitomo Realty & Development Co., Ltd.	33,800	1,393,446
Suntory Beverage & Food, Ltd.	15,200	470,674
Suzuki Motor Corp.	169,900	2,242,542
Sysmex Corp.	54,900	695,129
T&D Holdings, Inc.	53,400	1,381,062
Taisei Corp.	17,000	1,151,151
Takeda Pharmaceutical Co., Ltd.#	172,900	5,206,269
TDK Corp.	210,400	2,707,655
Terumo Corp.	144,200	2,619,371
TIS, Inc.	23,200	772,436
Toho Co., Ltd.#	12,200	774,556
Tokio Marine Holdings, Inc.	199,600	8,589,480
Tokyo Electron, Ltd.	48,700	6,647,924
Tokyo Gas Co., Ltd.	36,100	1,382,939
Tokyo Metro Co., Ltd.#	30,500	355,061
Tokyu Corp.#	54,500	688,534
Toppan Holdings, Inc.	26,100	672,641
Toray Industries, Inc.	151,300	1,012,388
Toyota Industries Corp.#	17,600	1,954,111
Toyota Motor Corp.	1,032,500	20,137,805
Toyota Tsusho Corp.	75,200	2,003,455
Trend Micro, Inc.	13,800	731,446
Unicharm Corp.#	121,900	815,476
West Japan Railway Co.#	48,800	1,093,707
Yakult Honsha Co., Ltd.#	28,100	459,164
Yamaha Motor Co., Ltd.	100,800	729,625
Yokogawa Electric Corp.	24,900	727,076
Zensho Holdings Co., Ltd.#	10,500	661,378
ZOZO, Inc.#	44,500	413,653
		463,463,684
Jersey — 0.5%
CVC Capital Partners PLC*#	23,253	468,523
Experian PLC	99,764	5,169,504
Glencore PLC	1,113,429	4,400,250
WPP PLC	117,713	624,020
		10,662,297
Luxembourg — 0.7%
ArcelorMittal SA	50,560	1,687,113
Eurofins Scientific SE	12,920	980,253
InPost SA†	24,876	360,809
Spotify Technology SA†	16,682	11,375,122
Tenaris SA#	44,406	804,924
		15,208,221
Macau — 0.0%
Sands China, Ltd.	264,800	688,886
Netherlands — 5.8%
ABN AMRO Bank NV CVA*#	63,533	1,829,594

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Adyen NV*#†	2,736	$ 4,584,893
AerCap Holdings NV	20,087	2,480,745
Airbus SE	64,740	13,573,641
Akzo Nobel NV#	18,635	1,283,839
Argenx SE†	6,629	4,714,548
ASM International NV	5,113	2,453,738
ASML Holding NV#	42,791	31,787,175
ASR Nederland NV#	16,141	1,118,989
BE Semiconductor Industries NV#	8,854	1,191,357
Davide Campari-Milano NV#	67,174	505,038
Euronext NV*	8,530	1,407,575
EXOR NV	9,645	965,142
Ferrari NV#	13,696	6,530,792
Ferrovial SE#	55,724	3,045,167
Heineken Holding NV#	14,143	1,002,384
Heineken NV#	31,425	2,538,775
IMCD NV#	6,450	723,407
ING Groep NV	329,202	7,836,203
JDE Peet's NV#	18,644	681,105
Koninklijke Ahold Delhaize NV#	99,102	3,971,564
Koninklijke KPN NV#	419,919	2,005,456
Koninklijke Philips NV#	90,042	2,485,828
NN Group NV	29,055	1,998,585
Prosus NV	142,164	8,766,555
QIAGEN NV	23,581	1,096,561
Randstad NV#	11,841	559,951
Stellantis NV#	220,012	2,113,420
STMicroelectronics NV	73,060	1,975,401
Universal Music Group NV#	120,050	3,393,789
Wolters Kluwer NV#	25,871	3,257,969
		121,879,186
New Zealand — 0.2%
Contact Energy, Ltd.	91,495	487,836
Fisher & Paykel Healthcare Corp., Ltd.	63,969	1,375,401
Infratil, Ltd.	100,350	671,343
Meridian Energy, Ltd.	143,073	481,829
Xero, Ltd.†	17,661	1,889,659
		4,906,068
Norway — 0.6%
Aker BP ASA	34,481	872,774
DNB Bank ASA	97,714	2,573,730
Equinor ASA	91,420	2,254,221
Gjensidige Forsikring ASA	21,823	606,355
Kongsberg Gruppen ASA	47,989	1,432,073
Mowi ASA	50,782	1,043,407
Norsk Hydro ASA	153,448	994,714
Orkla ASA	76,489	854,659
Salmar ASA	7,463	382,148
Telenor ASA	67,188	1,120,248
Yara International ASA	18,066	657,069
		12,791,398
Portugal — 0.2%
Banco Comercial Portugues SA	905,682	766,924
EDP SA	342,402	1,517,185
Galp Energia SGPS SA#	45,528	885,064
Jeronimo Martins SGPS SA#	30,899	764,064
		3,933,237
Singapore — 1.8%
CapitaLand Ascendas REIT	408,100	864,551
Security Description	Shares or Principal Amount	Value

Singapore (continued)
CapitaLand Integrated Commercial Trust	638,482	$ 1,134,556
CapitaLand Investment, Ltd.#	255,500	549,104
DBS Group Holdings, Ltd.	231,400	9,120,451
Genting Singapore, Ltd.#	632,300	354,603
Grab Holdings, Ltd., Class A†	258,904	1,291,931
Keppel, Ltd.	158,900	1,084,075
Oversea-Chinese Banking Corp., Ltd.	369,400	4,816,872
Sea, Ltd. ADR†	41,565	7,753,535
Sembcorp Industries, Ltd.	98,000	463,315
Singapore Airlines, Ltd.#	162,500	832,328
Singapore Exchange, Ltd.	78,200	1,010,084
Singapore Technologies Engineering, Ltd.	170,400	1,018,295
Singapore Telecommunications, Ltd.	804,300	2,702,377
United Overseas Bank, Ltd.	137,700	3,772,276
Wilmar International, Ltd.	210,400	483,319
Yangzijiang Shipbuilding Holdings, Ltd.	281,900	637,784
		37,889,456
Spain — 3.3%
Acciona SA#	2,694	533,723
ACS Actividades de Construccion y Servicios SA	19,541	1,474,991
Aena SME SA*	81,836	2,367,798
Amadeus IT Group SA#	48,904	4,105,222
Banco Bilbao Vizcaya Argentaria SA	626,199	11,339,719
Banco de Sabadell SA#	587,873	2,230,373
Banco Santander SA	1,621,781	15,469,664
Bankinter SA	73,559	1,096,202
CaixaBank SA	428,513	4,273,371
Cellnex Telecom SA*#	53,960	1,919,108
EDP Renovaveis SA#	34,725	408,116
Endesa SA	34,657	1,055,578
Grifols SA	32,623	460,400
Iberdrola SA #	689,640	12,969,726
Industria de Diseno Textil SA#	118,522	5,849,450
International Consolidated Airlines Group SA#	135,614	699,274
Repsol SA	124,959	2,049,430
Telefonica SA#	402,151	2,153,668
		70,455,813
SupraNational — 0.1%
Unibail-Rodamco-Westfield	13,265	1,377,689
Sweden — 3.1%
AddTech AB, Class B	28,362	994,375
Alfa Laval AB	31,570	1,436,982
Assa Abloy AB, Class B	108,762	3,843,047
Atlas Copco AB, Class A	291,732	4,658,152
Atlas Copco AB, Class B	170,314	2,421,225
Beijer Ref AB	41,999	714,440
Boliden AB†	31,013	1,069,605
Epiroc AB, Class A	71,908	1,503,215
Epiroc AB, Class B	42,552	792,020
EQT AB	40,627	1,461,789
Essity AB, Class B	64,933	1,754,045
Evolution AB*	16,180	1,400,664
Fastighets AB Balder, Class B†	78,344	558,160
H & M Hennes & Mauritz AB, Class B	61,808	907,545
Hexagon AB, Class B	226,541	2,525,143
Holmen AB, Class B	7,980	310,419
Industrivarden AB, Class A	13,005	517,700
Industrivarden AB, Class C	16,893	672,505
Indutrade AB	29,815	742,226
Investment AB Latour, Class B	16,308	413,919
Investor AB, Class B	188,061	5,794,858

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
L E Lundbergforetagen AB, Class B	8,368	$ 423,653
Lifco AB, Class B	25,436	903,544
Nibe Industrier AB, Class B	165,362	678,784
Saab AB, Class B	34,543	1,959,000
Sagax AB, Class B	23,981	519,642
Sandvik AB	115,499	2,919,955
Securitas AB, Class B	53,663	820,845
Skandinaviska Enskilda Banken AB, Class A	172,014	3,184,113
Skanska AB, Class B	37,132	921,957
SKF AB, Class B	37,223	955,252
Svenska Cellulosa AB SCA, Class B	66,287	901,031
Svenska Handelsbanken AB, Class A	157,541	2,026,316
Swedbank AB, Class A	91,896	2,586,594
Swedish Orphan Biovitrum AB†	21,365	648,797
Tele2 AB, Class B	59,734	1,051,100
Telefonaktiebolaget LM Ericsson, Class B	303,102	2,413,563
Telia Co. AB	257,429	960,342
Trelleborg AB, Class B	22,084	854,958
Volvo AB, Class B	172,594	5,308,541
		64,530,021
Switzerland — 9.6%
ABB, Ltd.	171,837	11,513,737
Alcon AG	54,265	4,323,869
Amrize, Ltd.†	56,443	2,947,406
Avolta AG	9,592	552,050
Baloise Holding AG	4,498	1,166,337
Banque Cantonale Vaudoise#	3,335	387,750
Barry Callebaut AG#	392	530,630
Belimo Holding AG	1,072	1,180,429
BKW AG#	2,304	479,828
Chocoladefabriken Lindt & Spruengli AG	11	1,647,626
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	104	1,585,173
Cie Financiere Richemont SA, Class A#	58,410	10,221,946
Coca-Cola HBC AG	23,787	1,201,394
DSM-Firmenich AG	20,079	1,959,914
EMS-Chemie Holding AG#	766	587,854
Galderma Group AG	14,277	2,492,494
Geberit AG	3,648	2,675,300
Givaudan SA	1,003	4,222,778
Helvetia Holding AG	4,050	1,042,033
Holcim AG	56,619	4,746,845
Julius Baer Group, Ltd.#	22,478	1,624,989
Kuehne & Nagel International AG	5,270	1,071,151
Logitech International SA	16,596	1,711,326
Lonza Group AG	7,848	5,568,557
Nestle SA#	280,716	26,444,174
Novartis AG	207,137	26,213,463
Partners Group Holding AG#	2,476	3,400,975
Roche Holding AG	76,545	24,988,290
Roche Holding AG (BR)	3,492	1,198,525
Sandoz Group AG	45,261	2,838,533
Schindler Holding AG	2,562	916,352
Schindler Holding AG (Participation Certificate)	4,443	1,651,448
SGS SA#	17,576	1,792,571
SIG Group AG#	33,369	528,163
Sika AG#	16,546	3,842,498
Sonova Holding AG#	5,530	1,612,180
Straumann Holding AG#	12,179	1,429,617
Swatch Group AG #	3,157	571,614
Swiss Life Holding AG	3,135	3,387,132
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
Swiss Prime Site AG#	8,755	$ 1,216,719
Swiss Re AG	32,772	5,938,253
Swisscom AG	2,797	2,024,476
UBS Group AG	345,867	13,984,459
VAT Group AG*#	2,946	961,789
Zurich Insurance Group AG	15,902	11,619,460
		202,002,107
United Kingdom — 14.2%
3i Group PLC	105,763	5,747,135
Admiral Group PLC	28,409	1,392,607
Anglo American PLC	121,384	3,735,185
Antofagasta PLC	43,028	1,246,820
Ashtead Group PLC	46,841	3,444,951
Associated British Foods PLC	35,562	1,037,783
AstraZeneca PLC	168,480	26,934,185
Auto Trader Group PLC*	95,934	1,041,507
Aviva PLC	330,894	2,916,211
BAE Systems PLC	327,307	7,779,098
Barclays PLC	1,553,902	7,564,309
Barratt Redrow PLC	149,840	728,805
BP PLC	1,740,323	10,213,472
British American Tobacco PLC	227,121	12,882,907
BT Group PLC	644,493	1,886,116
Bunzl PLC	35,745	1,209,528
Centrica PLC	548,436	1,192,917
Coca-Cola Europacific Partners PLC	25,139	2,233,851
Compass Group PLC	184,431	6,270,458
Diageo PLC	241,783	6,726,345
Fresnillo PLC	24,086	582,000
GSK PLC	447,245	8,818,678
Haleon PLC	980,467	4,820,915
Halma PLC	40,945	1,820,499
Hikma Pharmaceuticals PLC	18,264	440,965
HSBC Holdings PLC	1,900,429	24,353,887
Imperial Brands PLC	85,356	3,603,949
Informa PLC	142,172	1,675,366
InterContinental Hotels Group PLC	16,002	1,942,134
Intertek Group PLC	17,471	1,108,288
J Sainsbury PLC	191,811	776,553
JD Sports Fashion PLC#	271,820	352,462
Kingfisher PLC	194,567	676,610
Land Securities Group PLC#	77,220	577,950
Legal & General Group PLC	640,751	2,142,719
Lloyds Banking Group PLC	6,535,198	7,016,330
London Stock Exchange Group PLC	51,785	6,418,268
M&G PLC	249,240	893,403
Marks & Spencer Group PLC	224,251	1,046,758
Melrose Industries PLC	139,151	1,106,456
Mondi PLC	48,164	677,726
National Grid PLC#	532,088	7,483,408
NatWest Group PLC	877,705	6,072,312
Next PLC	12,735	2,058,481
Pearson PLC	65,161	948,281
Phoenix Group Holdings PLC	76,622	705,918
Prudential PLC	283,126	3,784,509
Reckitt Benckiser Group PLC	74,087	5,542,619
RELX PLC	200,717	9,360,905
Rentokil Initial PLC	275,463	1,363,283
Rio Tinto PLC	122,623	7,661,255
Rolls-Royce Holdings PLC	921,144	13,311,568
Sage Group PLC	107,158	1,573,820
Schroders PLC	79,727	409,775

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Segro PLC	140,289	$ 1,191,244
Severn Trent PLC	29,482	1,030,227
Shell PLC	642,016	23,614,805
Smith & Nephew PLC	90,797	1,698,897
Smiths Group PLC	36,623	1,166,941
Spirax Group PLC	8,032	792,372
SSE PLC	119,835	2,801,329
Standard Chartered PLC	219,117	4,101,904
Tesco PLC	730,498	4,175,468
Unilever PLC	267,125	16,812,592
United Utilities Group PLC	74,404	1,156,120
Vodafone Group PLC	2,158,693	2,582,143
Whitbread PLC	19,260	821,258
Wise PLC, Class A†	72,697	1,035,911
		300,293,451
Total Common Stocks (cost $1,552,721,110)		2,088,485,812
RIGHTS — 0.0%
Italy — 0.0%
Telecom Italia SpA† Expires 09/12/2025 (cost $0)	1,121,763	13
Total Long-Term Investment Securities (cost $1,552,721,110)		2,088,485,825
SHORT-TERM INVESTMENTS — 8.1%
Unaffiliated Investment Companies — 8.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23%(1)	5,767,769	5,767,769
State Street Navigator Securities Lending Government Money Market Portfolio 4.31%(1)(2)	166,393,903	166,393,903
Total Short-Term Investments (cost $172,161,672)		172,161,672
TOTAL INVESTMENTS (cost $1,724,882,782)	106.9%	2,260,647,497
Other assets less liabilities	(6.9)	(146,134,407)
NET ASSETS	100.0%	$2,114,513,090
#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Equities Index Fund has no right to demand registration of these securities. At August 31, 2025, the aggregate value of these securities was $24,924,636 representing 1.2% of net assets.
(1)	The rate shown is the 7-day yield as of August 31, 2025.
(2)	At August 31, 2025, the Fund had loaned securities with a total value of $176,789,785. This was secured by collateral of $166,393,903, which was received in cash and subsequently invested in short-term investments currently valued at $166,393,903 as reported in the Portfolio of Investments. Additional collateral of $20,860,659 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2025
Government National Mtg. Assoc.	2.30% to 5.50%	11/16/2050 to 12/16/2057	$382,882
United States Treasury Bills	0.00%	10/02/2025 to 05/14/2026	54,875
United States Treasury Notes/Bonds	0.13% to 6.13%	09/30/2025 to 05/15/2055	20,422,902
ADR—American Depositary Receipt
BR—Bearer Shares
CDI—CHESS Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)

Contracts For Difference Swaps
Counterparty	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Spain
Goldman Sachs and Co. LLC	Redeia Corp. SA	37,521	2.19%	Monthly	08/19/2026	$ 722,241	$ 7,014	$ 7,014
BNP Paribas	Redeia Corp. SA	6,759	2.19	Monthly	06/17/2027	130,374	844	844
							7,858	7,858
Hong Kong
Bank of America Merrill Lynch	Hong Kong Exchanges & Clearing, Ltd.	24,500	4.14	Monthly	02/15/2028	1,378,084	53,793	53,793
Singapore
HSBC Holdings	Singapore Exchange, Ltd.	15,300	1.52	Monthly	02/10/2028	191,591	5,695	5,695
							$67,346	$67,346

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
25	Long	SGX Nikkei 225 Index	September 2025	$3,619,994	$3,631,639	$11,645
14	Long	SPI 200 Index	September 2025	2,030,912	2,047,086	16,174
						$27,819
						Unrealized (Depreciation)
119	Long	Euro STOXX 50 Index	September 2025	$7,656,342	$7,464,874	$(191,468)
33	Long	FTSE 100 Index	September 2025	4,134,143	4,111,708	(22,435)
						$(213,903)
		Net Unrealized Appreciation (Depreciation)				$(186,084)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	15.6%
Short-Term Investments	8.1
Pharmaceuticals	7.7
Insurance	6.4
Aerospace/Defense	3.6
Oil & Gas	3.3
Telecommunications	3.3
Food	3.0
Semiconductors	3.0
Auto Manufacturers	2.7
Electric	2.7
Commercial Services	2.5
Retail	2.3
Software	2.3
Chemicals	2.2
Mining	2.1
Machinery-Construction & Mining	2.0
Diversified Financial Services	2.0
Cosmetics/Personal Care	1.9
Healthcare-Products	1.9
Internet	1.8
Distribution/Wholesale	1.8
Electrical Components & Equipment	1.6
Apparel	1.6
Building Materials	1.5
Machinery-Diversified	1.5
Beverages	1.4
Miscellaneous Manufacturing	1.4
Engineering & Construction	1.4
Transportation	1.0
Computers	1.0
Home Furnishings	1.0
Agriculture	1.0
Electronics	0.9
REITS	0.9
Real Estate	0.8
Biotechnology	0.7
Auto Parts & Equipment	0.7
Toys/Games/Hobbies	0.7
Healthcare-Services	0.6
Private Equity	0.6
Entertainment	0.5
Household Products/Wares	0.4
Gas	0.4
Investment Companies	0.3
Iron/Steel	0.3
Food Service	0.3

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Industry Allocation*(continued)
Hand/Machine Tools	0.3%
Lodging	0.3
Leisure Time	0.3
Home Builders	0.2
Water	0.2
Airlines	0.1
Office/Business Equipment	0.1
Advertising	0.1
Metal Fabricate/Hardware	0.1
Forest Products & Paper	0.1
Media	0.1
Energy-Alternate Sources	0.1
Shipbuilding	0.1
Holding Companies-Diversified	0.1
106.9%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Hong Kong	$1,247,603	$38,222,749	$—	$39,470,352
Israel	8,098,984	13,398,245	—	21,497,229
Luxembourg	11,375,122	3,833,099	—	15,208,221
Netherlands	2,480,745	119,398,441	—	121,879,186
Singapore	9,045,466	28,843,990	—	37,889,456
United Kingdom	2,233,851	298,059,600	—	300,293,451
Other Countries	—	1,552,247,917	—	1,552,247,917
Rights	13	—	—	13
Short-Term Investments	172,161,672	—	—	172,161,672
Total Investments at Value	$206,643,456	$2,054,004,041	$—	$2,260,647,497
Other Financial Instruments:†
Swaps	$—	$67,346	$—	$67,346
Futures Contracts	27,819	—	—	27,819
Total Other Financial Instruments	$27,819	$67,346	$—	$95,165
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$213,903	$—	$—	$213,903
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 4.3%
Cayman Islands — 0.7%
Gaci First Investment Co.
4.88%, 02/14/2035	$ 300,000	$ 297,934
Sobha Sukuk, Ltd.
8.75%, 07/17/2028	250,000	260,973
		558,907
Mexico — 0.9%
Petroleos Mexicanos
5.35%, 02/12/2028	190,000	186,281
6.70%, 02/16/2032	470,000	451,875
		638,156
Morocco — 0.4%
OCP SA
6.70%, 03/01/2036*	280,000	289,382
Peru — 0.4%
Orazul Energy Peru SA
5.63%, 04/28/2027	300,000	299,100
Serbia — 0.3%
Telecommunications co Telekom Srbija AD Belgrade
7.00%, 10/28/2029*	200,000	201,161
Singapore — 0.3%
LLPL Capital Pte, Ltd.
6.88%, 02/04/2039	210,690	218,021
Turkey — 0.7%
Turkcell Iletisim Hizmetleri AS
7.45%, 01/24/2030*	250,000	260,411
Turkiye Sinai Kalkinma Bankasi AS
7.38%, 07/02/2030*	250,000	255,548
		515,959
United Arab Emirates — 0.3%
DP World, Ltd.
5.63%, 09/25/2048	250,000	241,813
United States — 0.3%
Sasol Financing USA LLC
8.75%, 05/03/2029	200,000	201,743
Total Corporate Bonds & Notes (cost $3,078,885)		3,164,242
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 33.9%
United States — 33.9%
United States Treasury Bonds
1.88%, 02/15/2041	940,000	645,993
2.50%, 05/15/2046	350,000	239,285
2.88%, 05/15/2043 to 05/15/2049	970,000	720,504
3.00%, 02/15/2047	500,000	371,406
3.75%, 11/15/2043	470,000	406,936
4.25%, 02/15/2054	750,000	671,016
4.50%, 11/15/2054	400,000	373,391
4.63%, 02/15/2055	500,000	476,562
4.75%, 02/15/2041 to 05/15/2055	1,250,000	1,230,996
United States Treasury Notes
0.50%, 06/30/2027	500,000	472,422
0.75%, 05/31/2026 to 08/31/2026	1,300,000	1,265,470
0.88%, 11/15/2030	1,000,000	866,797
1.13%, 08/31/2028	1,020,000	949,078
1.25%, 12/31/2026 to 08/15/2031	1,950,000	1,767,395
1.38%, 11/15/2031	400,000	345,641
1.63%, 05/15/2031#	1,700,000	1,513,199
Security Description		Shares or Principal Amount	Value

United States (continued)
1.88%, 02/28/2029		$ 1,000,000	$ 943,516
2.38%, 05/15/2027		1,120,000	1,096,200
2.75%, 08/15/2032#		700,000	649,934
2.88%, 05/15/2028 to 05/15/2032		1,600,000	1,524,028
3.63%, 08/31/2029#		900,000	899,578
3.75%, 06/30/2030		1,000,000	1,002,695
3.88%, 03/31/2027 to 08/15/2034		1,400,000	1,394,703
4.00%, 02/15/2034		600,000	596,484
4.13%, 02/28/2027		1,000,000	1,005,703
4.25%, 08/15/2035		500,000	501,016
4.38%, 12/31/2029 to 05/15/2034		2,500,000	2,570,413
4.63%, 02/15/2035#		700,000	723,953
Total U.S. Government & Agency Obligations (cost $26,164,388)			25,224,314
FOREIGN GOVERNMENT OBLIGATIONS — 59.8%
Angola — 0.6%
Republic of Angola
8.00%, 11/26/2029		300,000	284,334
8.25%, 05/09/2028		200,000	197,038
			481,372
Argentina — 0.9%
Republic of Argentina
1.75%, 07/09/2030(1)		176,000	131,798
4.13%, 07/09/2035(1)		800,000	508,200
			639,998
Australia — 1.9%
Commonwealth of Australia
1.25%, 05/21/2032	AUD	600,000	331,810
2.75%, 11/21/2027	AUD	650,000	419,990
3.00%, 03/21/2047	AUD	559,000	273,793
3.75%, 05/21/2034	AUD	600,000	381,003
			1,406,596
Belgium — 0.6%
Kingdom of Belgium
0.40%, 06/22/2040*	EUR	600,000	436,902
Benin — 0.7%
Republic of Benin
7.96%, 02/13/2038		300,000	295,624
7.96%, 02/13/2038		200,000	197,082
			492,706
Brazil — 0.5%
Federative Republic of Brazil
5.00%, 01/27/2045		200,000	154,750
6.63%, 03/15/2035		200,000	204,400
			359,150
Bulgaria — 0.3%
Government of Bulgaria
4.88%, 05/13/2036	EUR	200,000	257,618
Chile — 0.7%
Republic of Chile
4.95%, 01/05/2036		500,000	493,850
Colombia — 0.2%
Republic of Colombia
3.13%, 04/15/2031		200,000	172,258

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Costa Rica — 0.4%
Republic of Costa Rica
7.16%, 03/12/2045		$ 300,000	$ 314,100
Dominican Republic — 0.7%
Dominican Republic
5.88%, 01/30/2060		350,000	300,912
5.95%, 01/25/2027		200,000	202,710
			503,622
Ecuador — 0.5%
Republic of Ecuador
5.00%, 07/31/2040(1)		260,000	168,535
6.90%, 07/31/2035(1)		300,164	225,879
			394,414
Egypt — 0.9%
Arab Republic of Egypt
7.63%, 05/29/2032		450,000	429,420
8.75%, 09/30/2051		300,000	254,581
			684,001
Finland — 0.4%
Republic of Finland
0.13%, 04/15/2052*	EUR	600,000	281,723
France — 4.2%
Government of France
0.75%, 05/25/2028*	EUR	400,000	449,652
1.25%, 05/25/2034*	EUR	600,000	590,683
1.75%, 05/25/2066*	EUR	235,000	137,030
2.50%, 05/25/2030*	EUR	500,000	580,935
3.00%, 05/25/2054*	EUR	350,000	317,734
3.20%, 05/25/2035*	EUR	500,000	570,484
3.50%, 11/25/2033*	EUR	400,000	474,890
			3,121,408
Germany — 4.3%
Federal Republic of Germany
0.50%, 08/15/2027	EUR	530,000	603,430
2.30%, 02/15/2033	EUR	400,000	462,239
2.50%, 08/15/2054	EUR	200,000	199,168
2.60%, 08/15/2034	EUR	1,000,000	1,167,410
4.00%, 01/04/2037	EUR	100,000	130,369
4.75%, 07/04/2040	EUR	260,000	366,328
6.50%, 07/04/2027	EUR	200,000	253,107
			3,182,051
Guatemala — 0.4%
Republic of Guatemala
6.60%, 06/13/2036		300,000	313,500
Hungary — 0.5%
Republic of Hungary
6.00%, 09/26/2035*		400,000	410,219
Indonesia — 0.5%
Republic of Indonesia
2.15%, 07/28/2031		400,000	351,361
Italy — 5.0%
Republic of Italy
0.60%, 08/01/2031*	EUR	500,000	512,269
2.00%, 02/01/2028	EUR	465,000	541,958
2.50%, 12/01/2032	EUR	600,000	673,371
2.70%, 03/01/2047*	EUR	470,000	430,305
3.00%, 08/01/2029	EUR	180,000	214,699
Security Description		Shares or Principal Amount	Value

Italy (continued)
3.50%, 03/01/2030*	EUR	300,000	$ 364,756
4.75%, 09/01/2028*	EUR	140,000	175,212
5.00%, 08/01/2039*	EUR	400,000	523,397
6.00%, 05/01/2031	EUR	200,000	272,839
			3,708,806
Ivory Coast — 0.9%
Republic of Ivory Coast
8.08%, 04/01/2036*		$ 275,000	272,936
8.25%, 01/30/2037		400,000	398,424
			671,360
Japan — 6.5%
Government of Japan
0.10%, 03/20/2031	JPY	70,000,000	448,209
0.20%, 06/20/2028	JPY	50,000,000	333,323
0.60%, 09/20/2029	JPY	80,000,000	534,041
0.70%, 07/01/2027	JPY	100,000,000	678,568
0.70%, 03/20/2061	JPY	185,000,000	594,384
0.80%, 06/01/2027	JPY	160,000,000	1,087,789
0.80%, 03/20/2047	JPY	80,000,000	375,473
1.70%, 09/20/2032	JPY	60,000,000	418,434
2.30%, 03/20/2039	JPY	50,000,000	350,526
			4,820,747
Jordan — 1.0%
Kingdom of Jordan
5.85%, 07/07/2030		400,000	394,694
7.38%, 10/10/2047		400,000	371,360
			766,054
Kazakhstan — 0.4%
Republic of Kazakhstan
6.50%, 07/21/2045		300,000	328,611
Kyrgyzstan — 0.7%
Kyrgyzstan Republic
7.75%, 06/03/2030*		530,000	533,354
Mexico — 2.0%
United Mexican States
2.66%, 05/24/2031		200,000	176,154
8.50%, 02/28/2030	MXN	16,000,000	861,091
8.50%, 11/18/2038	MXN	6,000,000	303,114
10.00%, 11/20/2036	MXN	3,000,000	172,397
			1,512,756
Mongolia — 0.2%
Mongolia
4.45%, 07/07/2031		200,000	177,892
Morocco — 0.7%
Kingdom of Morocco
3.00%, 12/15/2032		600,000	517,486
Nigeria — 0.6%
Federal Republic of Nigeria
6.13%, 09/28/2028		300,000	294,505
8.25%, 09/28/2051		200,000	176,190
			470,695
Pakistan — 0.4%
Islamic Republic of Pakistan
7.38%, 04/08/2031		300,000	283,409

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Peru — 0.9%
Republic of Peru
1.95%, 11/17/2036	EUR	300,000	$ 287,670
2.84%, 06/20/2030		$ 400,000	374,156
			661,826
Poland — 1.9%
Republic of Poland
2.50%, 07/25/2026	PLN	1,000,000	271,003
5.00%, 10/25/2035	PLN	1,500,000	395,100
5.13%, 09/18/2034		580,000	584,787
5.50%, 03/18/2054		200,000	187,473
			1,438,363
Qatar — 0.8%
State of Qatar
4.88%, 02/27/2035		200,000	207,062
5.10%, 04/23/2048		400,000	382,444
			589,506
Romania — 1.9%
Government of Romania
6.00%, 05/25/2034		150,000	147,190
6.63%, 05/16/2036*		220,000	219,679
6.75%, 07/11/2039*	EUR	350,000	418,468
7.63%, 01/17/2053		400,000	417,408
Romanian Government International Bond
5.75%, 09/16/2030*		200,000	201,805
			1,404,550
Saudi Arabia — 1.9%
Kingdom of Saudi Arabia
3.25%, 10/22/2030		600,000	569,579
3.38%, 03/05/2032	EUR	200,000	236,084
3.45%, 02/02/2061		300,000	188,066
5.38%, 01/13/2031*		200,000	209,239
5.75%, 01/16/2054		200,000	194,032
			1,397,000
Serbia — 0.4%
Republic of Serbia
1.65%, 03/03/2033	EUR	300,000	289,707
South Africa — 0.9%
Republic of South Africa
7.10%, 11/19/2036*		200,000	201,322
7.10%, 11/19/2036		200,000	201,518
7.95%, 11/19/2054		300,000	290,336
			693,176
Spain — 3.6%
Kingdom of Spain
0.50%, 10/31/2031*	EUR	400,000	408,582
1.00%, 10/31/2050*	EUR	470,000	288,522
1.30%, 10/31/2026*	EUR	400,000	464,157
1.95%, 07/30/2030*	EUR	400,000	455,056
3.45%, 10/31/2034*	EUR	400,000	476,934
5.75%, 07/30/2032	EUR	400,000	552,037
			2,645,288
Security Description		Shares or Principal Amount	Value

Sri Lanka — 0.8%
Republic of Sri Lanka
3.35%, 03/15/2033(1)		$ 200,000	$ 166,642
3.60%, 06/15/2035(1)		550,000	394,767
			561,409
Sweden — 0.6%
Kingdom of Sweden
2.25%, 05/11/2035	SEK	4,000,000	413,216
Trinidad and Tobago — 0.5%
Republic of Trinidad & Tobago
6.40%, 06/26/2034		350,000	349,118
Turkey — 2.1%
Hazine Mustesarligi Varlik Kiralama AS
6.75%, 09/01/2030*#		300,000	307,940
Republic of Turkey
4.88%, 04/16/2043		300,000	217,933
5.20%, 08/17/2031	EUR	350,000	413,689
7.25%, 05/29/2032		400,000	412,846
9.38%, 01/19/2033		200,000	230,323
			1,582,731
United Arab Emirates — 1.0%
Emirate of Abu Dhabi
1.63%, 06/02/2028		400,000	375,472
2.70%, 09/02/2070		200,000	110,089
3.88%, 04/16/2050		300,000	237,133
			722,694
United Kingdom — 4.4%
United Kingdom Gilt Treasury
0.88%, 01/31/2046	GBP	468,000	278,298
1.13%, 01/31/2039	GBP	500,000	421,175
3.25%, 01/31/2033	GBP	300,000	374,973
3.75%, 03/07/2027	GBP	600,000	808,691
4.00%, 10/22/2031	GBP	350,000	466,113
4.25%, 03/07/2036	GBP	400,000	515,514
4.38%, 07/31/2054	GBP	400,000	446,379
			3,311,143
Uruguay — 0.1%
Oriental Republic of Uruguay
5.10%, 06/18/2050		100,000	92,407
Zambia — 0.4%
Repubic of Zambia
5.75%, 06/30/2033(1)		353,530	330,627
Total Foreign Government Obligations (cost $45,206,473)			44,570,780
Total Long-Term Investment Securities (cost $74,449,746)			72,959,336

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.4%
Unaffiliated Investment Companies — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio 4.31%(2)(3) (cost $318,000)	318,000	$ 318,000
TOTAL INVESTMENTS (cost $74,767,746)	98.4%	73,277,336
Other assets less liabilities	1.6	1,206,997
NET ASSETS	100.0%	$74,484,333
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Government Bond Fund has no right to demand registration of these securities. At August 31, 2025, the aggregate value of these securities was $11,720,687 representing 15.7% of net assets.
#	The security or a portion thereof is out on loan.
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of August 31, 2025.
(2)	The rate shown is the 7-day yield as of August 31, 2025.
(3)	At August 31, 2025, the Fund had loaned securities with a total value of $3,034,934. This was secured by collateral of $318,000, which was received in cash and subsequently invested in short-term investments currently valued at $318,000 as reported in the Portfolio of Investments. Additional collateral of $2,880,671 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2025
Federal Home Loan Mtg. Corp.	1.50% to 9.50%	04/15/2027 to 09/01/2055	$1,186,265
Federal National Mtg. Assoc.	1.50% to 7.50%	11/01/2025 to 09/01/2055	1,152,414
Government National Mtg. Assoc.	1.82% to 5.91%	08/20/2048 to 02/20/2065	541,992
AUD—Australian Dollar
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
MXN—Mexican Peso
PLN—Polish Zloty
SEK—Swedish Krona

Industry Allocation*
Foreign Government Obligations	59.8%
U.S. Government & Agency Obligations	33.9
Oil & Gas	0.9
Electric	0.7
Chemicals	0.7
Telecommunications	0.7
Short-Term Investments	0.4
Investment Companies	0.4
Real Estate	0.3
Diversified Financial Services	0.3
Commercial Services	0.3
98.4%
*	Calculated as a percentage of net assets

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$3,164,242	$—	$3,164,242
U.S. Government & Agency Obligations	—	25,224,314	—	25,224,314
Foreign Government Obligations	—	44,570,780	—	44,570,780
Short-Term Investments	318,000	—	—	318,000
Total Investments at Value	$318,000	$72,959,336	$—	$73,277,336
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I International Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.6%
Brazil — 1.9%
NU Holdings, Ltd., Class A†	482,990	$ 7,148,252
Canada — 9.5%
Brookfield Corp.#	142,103	9,339,009
Canada Goose Holdings, Inc.#†	368,398	4,781,806
Canadian Pacific Kansas City, Ltd.	154,792	11,790,724
Shopify, Inc., Class A†	60,957	8,612,005
		34,523,544
Denmark — 7.7%
DSV A/S	127,074	28,136,816
France — 21.5%
EssilorLuxottica SA	20,799	6,336,275
Hermes International S.C.A.	12,033	29,414,690
L'Oreal SA	38,995	18,150,589
LVMH Moet Hennessy Louis Vuitton SE	12,993	7,656,010
Schneider Electric SE	68,996	16,933,760
		78,491,324
Hong Kong — 3.1%
AIA Group, Ltd.	1,184,918	11,212,893
India — 7.8%
HDFC Bank, Ltd.	1,029,702	11,117,731
ICICI Bank, Ltd. ADR	387,799	12,308,740
Titan Co., Ltd.	120,496	4,943,583
		28,370,054
Italy — 5.4%
Moncler SpA	337,475	19,601,034
Japan — 5.8%
Keyence Corp.	40,600	15,498,984
Sanrio Co., Ltd.	114,000	5,881,093
		21,380,077
Luxembourg — 8.3%
Spotify Technology SA†	44,344	30,237,287
Netherlands — 5.2%
Adyen NV*†	3,542	5,935,560
ASML Holding NV	17,706	13,152,853
		19,088,413
Switzerland — 5.5%
Chocoladefabriken Lindt & Spruengli AG	37	5,542,016
Cie Financiere Richemont SA, Class A	32,360	5,663,109
Straumann Holding AG	75,076	8,812,702
		20,017,827
Taiwan — 5.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	559,000	21,045,627
Security Description	Shares or Principal Amount	Value

United Kingdom — 4.9%
Birkenstock Holding PLC†	82,617	$ 4,306,824
London Stock Exchange Group PLC	76,728	9,509,721
Rightmove PLC	408,864	4,108,841
		17,925,386
United States — 7.2%
Liberty Media Corp.-Liberty Formula One, Class C†	89,960	8,987,004
MercadoLibre, Inc.†	7,003	17,317,789
		26,304,793
Total Long-Term Investment Securities (cost $241,873,849)		363,483,327
SHORT-TERM INVESTMENTS — 1.2%
Unaffiliated Investment Companies — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio 4.31%(1)(2) (cost $4,323,942)	4,323,942	4,323,942
TOTAL INVESTMENTS (cost $246,197,791)	100.8%	367,807,269
Other assets less liabilities	(0.8)	(2,877,528)
NET ASSETS	100.0%	$364,929,741
†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Growth Fund has no right to demand registration of these securities. At August 31, 2025, the aggregate value of these securities was $5,935,560 representing 1.6% of net assets.
(1)	The rate shown is the 7-day yield as of August 31, 2025.
(2)	At August 31, 2025, the Fund had loaned securities with a total value of $13,496,399. This was secured by collateral of $4,323,942, which was received in cash and subsequently invested in short-term investments currently valued at $4,323,942 as reported in the Portfolio of Investments. Additional collateral of $9,946,298 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2025
United States Treasury Bills	0.00%	10/30/2025 to 12/26/2025	$1,858,441
United States Treasury Notes/Bonds	0.13% to 4.63%	11/15/2025 to 05/15/2053	8,087,857
ADR—American Depositary Receipt

Industry Allocation*
Internet	16.5%
Apparel	12.7
Transportation	10.9
Semiconductors	9.4
Retail	8.4
Banks	8.3
Cosmetics/Personal Care	5.0
Electrical Components & Equipment	4.6
Machinery-Diversified	4.2
Healthcare-Products	4.1

VALIC Company I International Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Industry Allocation*(continued)
Insurance	3.1%
Diversified Financial Services	2.6
Private Equity	2.6
Media	2.5
Commercial Services	1.6
Toys/Games/Hobbies	1.6
Food	1.5
Short-Term Investments	1.2
100.8%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Brazil	$7,148,252	$—	$—	$7,148,252
Canada	34,523,544	—	—	34,523,544
India	12,308,740	16,061,314	—	28,370,054
Luxembourg	30,237,287	—	—	30,237,287
United Kingdom	4,306,824	13,618,562	—	17,925,386
United States	26,304,793	—	—	26,304,793
Other Countries	—	218,974,011	—	218,974,011
Short-Term Investments	4,323,942	—	—	4,323,942
Total Investments at Value	$119,153,382	$248,653,887	$—	$367,807,269
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 95.2%
Australia — 4.5%
ALS, Ltd.	110,645	$ 1,341,536
Challenger, Ltd.	241,871	1,319,070
Charter Hall Group	106,925	1,638,423
Cochlear, Ltd.#	5,611	1,106,783
Computershare, Ltd.	73,273	1,824,905
Evolution Mining, Ltd.#	106,453	614,412
FireFly Metals, Ltd.#†	582,065	487,403
Genesis Minerals, Ltd.†	344,641	1,047,649
Judo Capital Holdings, Ltd.†	591,951	657,318
Liberty Financial Group, Ltd.	247,959	684,896
Lynas Rare Earths, Ltd.#†	8,121	73,372
Lynas Rare Earths, Ltd.†	19,195	166,449
Nufarm, Ltd.#†	95,996	152,209
Orora, Ltd.	339,130	460,054
Pilbara Minerals, Ltd.#†	250,790	397,862
Sandfire Resources, Ltd.#†	94,928	775,103
SiteMinder, Ltd.#†	107,630	484,354
Stockland	475,474	1,925,172
Woolworths Group, Ltd.	69,075	1,300,485
		16,457,455
Austria — 1.8%
Addiko Bank AG†	11,201	301,391
ANDRITZ AG	19,794	1,393,710
BAWAG Group AG*	29,193	3,772,298
Wienerberger AG	31,353	1,092,752
		6,560,151
Belgium — 1.2%
Aedifica SA	5,171	397,291
Elia Group SA	10,120	1,157,614
KBC Ancora	17,299	1,340,921
VGP NV	11,964	1,366,025
Warehouses De Pauw CVA	4,034	103,527
		4,365,378
Bermuda — 0.2%
Conduit Holdings, Ltd.	10,266	41,642
Hiscox, Ltd.	42,507	750,170
		791,812
Brazil — 4.2%
Hapvida Participacoes e Investimentos SA*†	30,924	237,897
Itausa SA (Preference Shares)	1,012,500	2,095,272
Odontoprev SA	496,200	1,204,384
Raia Drogasil SA	850,500	2,752,986
Rumo SA	622,191	1,669,703
TIM SA	295,500	1,239,913
TOTVS SA	460,348	3,659,452
WEG SA	343,200	2,383,856
		15,243,463
Canada — 3.4%
Birchcliff Energy, Ltd.#	85,353	392,163
Canada Goose Holdings, Inc.†	31,988	414,597
CCL Industries, Inc.	36,691	2,197,960
Faraday Copper Corp.#†	675,580	678,851
IMAX Corp.†	34,354	981,150
Lundin Mining Corp.	48,172	557,362
Marimaca Copper Corp.†(1)	67,242	505,548
MEG Energy Corp.	14,314	294,441
Metro, Inc.#	14,185	1,016,763
Montage Gold Corp.†	305,621	1,219,502
Security Description	Shares or Principal Amount	Value

Canada (continued)
NGEx Minerals, Ltd.#†	119,388	$ 1,837,742
NuVista Energy, Ltd.#†	52,984	563,270
Peyto Exploration & Development Corp.#	30,653	417,158
PrairieSky Royalty, Ltd.#	12,680	222,236
Sprott, Inc.	13,968	920,631
Topaz Energy Corp.#	10,255	187,052
		12,406,426
China — 1.3%
ENN Energy Holdings, Ltd.	100,429	801,834
Hangzhou Tigermed Consulting Co., Ltd.*	72,600	431,884
Kanzhun, Ltd. ADR†	19,810	467,912
Pony AI, Inc.†	12,667	182,025
Shandong Weigao Group Medical Polymer Co., Ltd.	625,106	470,132
Tingyi Cayman Islands Holding Corp.	962,000	1,359,122
Zai Lab, Ltd. ADR#†	20,946	693,313
Zhongsheng Group Holdings, Ltd.	144,554	297,412
		4,703,634
Denmark — 2.4%
ALK-Abello A/S†	26,802	844,271
Ascendis Pharma A/S ADR†	4,527	879,460
Chemometec A/S	21,307	1,735,716
Dfds A/S†	28,445	444,950
FLSmidth & Co. A/S	24,936	1,702,207
NTG Nordic Transport Group A/S†	7,843	225,177
Pandora A/S	13,346	1,842,577
Royal Unibrew A/S	12,213	943,206
		8,617,564
Finland — 1.4%
Elisa Oyj	24,286	1,295,016
Kemira Oyj	40,033	925,079
Konecranes OYJ	19,373	1,597,029
Wartsila OYJ Abp	38,806	1,136,095
		4,953,219
France — 3.7%
Alten SA	12,973	1,001,744
Ayvens SA*	98,032	1,084,937
Carmila SA	8,029	161,563
Gaztransport Et Technigaz SA	9,847	1,836,434
Interparfums SA	26,149	964,235
JCDecaux SE	83,190	1,430,944
Kaufman & Broad SA	10,654	357,064
Lectra	31,479	846,547
Legrand SA	14,603	2,228,096
Medincell SA†	26,700	535,495
Neurones	29,834	1,401,228
Thermador Groupe	5,211	469,253
Valeo SE	42,001	508,279
Vetoquinol SA	5,230	463,864
		13,289,683
Germany — 3.1%
Amadeus Fire AG	3,435	242,776
Atoss Software SE	4,960	596,117
Bertrandt AG	7,965	183,912
Carl Zeiss Meditec AG	69,808	3,525,025
CTS Eventim AG & Co. KGaA	20,138	1,888,096
Fuchs SE (Preference Shares)	31,547	1,513,490

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Knorr-Bremse AG	17,962	$ 1,874,716
United Internet AG	43,817	1,399,996
		11,224,128
Greece — 0.5%
Alpha Bank SA	187,290	735,037
Hellenic Telecommunications Organization SA	63,644	1,181,065
		1,916,102
Hong Kong — 1.7%
Chow Tai Fook Jewellery Group, Ltd.#	958,600	1,789,265
Dah Sing Financial Holdings, Ltd.	176,305	799,811
Fortune Real Estate Investment Trust	761,000	470,661
HKT Trust & HKT, Ltd.	1,016,000	1,536,635
Stella International Holdings, Ltd.	324,076	700,158
SUNeVision Holdings, Ltd.	752,545	732,187
		6,028,717
India — 0.1%
Ashok Leyland, Ltd.	108,630	156,223
Triveni Turbine, Ltd.	17,519	103,170
		259,393
Indonesia — 1.3%
Indofood CBP Sukses Makmur Tbk PT	1,360,000	738,281
Selamat Sempurna Tbk PT	4,991,700	571,391
Telkom Indonesia Persero Tbk PT	13,804,100	2,610,565
United Tractors Tbk PT	623,600	922,996
		4,843,233
Ireland — 1.4%
AIB Group PLC	240,243	1,958,969
Bank of Cyprus Holdings PLC (ASE)	86,120	769,879
Bank of Cyprus Holdings PLC (CSE)	13,952	126,662
ICON PLC†	11,593	2,062,858
Irish Residential Properties REIT PLC	297,255	334,671
		5,253,039
Israel — 3.6%
Camtek, Ltd.#†	10,436	863,161
First International Bank of Israel, Ltd.	17,175	1,219,773
Fiverr International, Ltd.#†	86,435	2,035,544
Melisron, Ltd.	11,575	1,359,828
Nova, Ltd.#†	4,543	1,196,354
Oddity Tech, Ltd., Class A†	14,376	865,579
Phoenix Financial, Ltd.	29,130	1,036,172
Sapiens International Corp. NV	43,320	1,858,428
SimilarWeb, Ltd.#†	157,834	1,639,895
Tower Semiconductor, Ltd.†	18,980	1,116,404
		13,191,138
Italy — 2.4%
Azimut Holding SpA	7,521	270,397
BFF Bank SpA*†	92,112	1,207,996
Brunello Cucinelli SpA	2,456	284,398
De' Longhi SpA	24,257	850,672
Eurogroup Laminations SpA#	45,560	191,126
Interpump Group SpA	28,231	1,343,902
Italgas SpA	220,755	1,984,835
Recordati Industria Chimica e Farmaceutica SpA	29,753	1,837,457
Saipem SpA#	212,035	596,085
		8,566,868
Security Description	Shares or Principal Amount	Value

Japan — 25.9%
ABC-Mart, Inc.#	68,723	$ 1,367,684
Adastria Co., Ltd.#	54,384	1,111,274
Air Water, Inc.	90,923	1,582,765
As One Corp.	37,800	649,744
Asahi Intecc Co., Ltd.	39,934	681,831
ASKUL Corp.	84,057	866,261
Azbil Corp.	296,500	2,971,133
BayCurrent, Inc.	5,008	285,057
Canon Marketing Japan, Inc.	36,959	1,425,285
Disco Corp.	10,200	2,832,063
DMG Mori Co., Ltd.	46,319	954,391
eGuarantee, Inc.	98,924	992,716
en Japan, Inc.	47,315	562,518
FP Corp.	22,805	406,915
Fujimi, Inc.	76,300	1,071,440
Fukui Computer Holdings, Inc.	26,400	595,352
Funai Soken Holdings, Inc.	34,100	587,440
GMO Payment Gateway, Inc.	11,826	678,547
Hachijuni Bank, Ltd.	67,212	652,409
Ibiden Co., Ltd.	19,300	926,399
Japan Airport Terminal Co., Ltd.	16,559	564,821
Japan Real Estate Investment Corp.	1,003	872,691
Japan Steel Works, Ltd.	9,781	598,113
JCU Corp.	17,600	509,494
Kansai Paint Co., Ltd.	30,772	518,088
Katitas Co., Ltd.#	99,700	1,823,168
Kawasaki Heavy Industries, Ltd.	9,394	574,820
KH Neochem Co., Ltd.	18,100	343,562
Kikkoman Corp.#	160,200	1,377,900
Koito Manufacturing Co., Ltd.	24,081	342,514
Kyushu Electric Power Co., Inc.	223,356	2,361,752
Lixil Corp.	45,000	585,155
M3, Inc.	72,852	1,081,316
Marui Group Co., Ltd.	62,953	1,357,979
Maruwa Co. Ltd#	3,921	1,061,412
Mebuki Financial Group, Inc.	433,548	2,689,340
MEC Co, Ltd.#	28,200	566,796
Medikit Co., Ltd.	5,600	96,460
MEITEC Group Holdings, Inc.	73,000	1,614,984
MISUMI Group, Inc.	277,120	4,201,667
Mitsubishi Gas Chemical Co., Inc.	36,025	656,936
MonotaRO Co., Ltd.	48,500	840,568
Nabtesco Corp.	53,364	1,123,927
Nichias Corp.#	15,013	578,625
Nifco, Inc.	21,733	622,973
Nissan Chemical Corp.	24,975	881,159
NOF Corp.	48,600	903,349
Nomura Research Institute, Ltd.	24,300	959,782
NSD Co., Ltd.	35,900	809,449
Nxera Pharma Co., Ltd.#†	72,750	455,586
OBIC Business Consultants Co., Ltd.	27,765	1,606,262
Obic Co., Ltd.	63,300	2,236,561
OKUMA Corp.	17,900	420,874
PALTAC Corp.	30,658	944,747
Penta-Ocean Construction Co., Ltd.	151,607	1,094,588
Persol Holdings Co., Ltd.	345,913	646,901
Rakuten Bank, Ltd.†	37,516	2,093,484
Relo Group, Inc.	19,600	232,597
Resonac Holdings Corp.	56,810	1,475,941
Resorttrust, Inc.	132,092	1,691,630
Rohto Pharmaceutical Co., Ltd.	21,517	366,871
Sansan, Inc.†	34,151	446,048
SCSK Corp.	60,400	1,931,859

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sega Sammy Holdings, Inc.	104,587	$ 2,183,889
Seria Co., Ltd.#	88,400	1,821,183
Shimamura Co., Ltd.	28,362	2,098,698
Shimano, Inc.	13,600	1,513,892
SHO-BOND Holdings Co., Ltd.	53,100	1,837,285
Sinfonia Technology Co., Ltd.	6,828	361,223
SMS Co., Ltd.	105,800	1,128,793
Socionext, Inc.#	79,961	1,518,449
Starts Corp., Inc.#	14,964	507,324
Sumitomo Chemical Co., Ltd.	93,200	280,260
Sumitomo Rubber Industries, Ltd.	21,247	248,737
Sysmex Corp.#	148,700	1,882,798
TechnoPro Holdings, Inc.	14,629	479,320
THK Co., Ltd.	30,963	833,666
TKC Corp.#	35,300	1,054,465
Tokyo Seimitsu Co., Ltd.	20,029	1,119,457
Tokyotokeiba Co., Ltd.	14,424	517,106
Tokyu Fudosan Holdings Corp.	218,091	1,763,811
Toyo Suisan Kaisha, Ltd.	43,620	2,996,501
USS Co., Ltd.	139,600	1,692,254
Visional, Inc.†	6,965	555,665
		93,758,749
Jersey — 0.3%
MAC Copper, Ltd. CDI†	85,619	1,036,707
Luxembourg — 0.1%
Subsea 7 SA	12,038	251,222
Mexico — 0.6%
Gruma SAB de CV, Class B	96,980	1,667,176
Grupo Aeroportuario del Sureste SAB de CV, Class B	14,381	467,709
Grupo Traxion SAB de CV*#†	164,481	133,069
		2,267,954
Netherlands — 2.2%
Aalberts NV#	26,735	934,927
Arcadis NV#	28,129	1,297,692
IMCD NV	16,747	1,878,279
Immatics NV#†	67,902	345,621
Koninklijke Vopak NV#	29,237	1,413,254
Merus NV†	18,205	1,198,617
Pharvaris NV†	22,538	487,948
Wereldhave NV	19,879	432,021
		7,988,359
Norway — 0.6%
DOF Group ASA	32,469	316,629
Europris ASA*	108,690	1,049,789
Storebrand ASA	49,435	760,058
		2,126,476
Poland — 0.1%
Alior Bank SA	18,155	515,635
Russia — 0.0%
Moscow Exchange MICEX-RTS PJSC†(1)(2)	205,642	0
Singapore — 0.3%
BOC Aviation, Ltd.*	53,439	476,954
Keppel DC REIT	412,963	759,717
		1,236,671
Slovenia — 0.3%
Nova Ljubljanska Banka dd GDR	29,040	1,090,429
Security Description	Shares or Principal Amount	Value

South Africa — 0.2%
Hudaco Industries, Ltd.	33,729	$ 343,525
Sibanye Stillwater, Ltd.†	45,409	343,746
		687,271
South Korea — 0.9%
Coway Co., Ltd.	24,667	1,832,965
NICE Information Service Co., Ltd.	53,328	604,338
Park Systems Corp.	3,918	715,325
		3,152,628
Spain — 0.8%
Almirall SA#	63,798	833,828
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	309,642	483,410
Logista Integral SA#	34,283	1,122,775
Unicaja Banco SA*	102,947	285,242
		2,725,255
Sweden — 3.7%
AddTech AB, Class B	40,496	1,419,795
Billerud Aktiebolag	68,326	652,340
Cellavision AB	648	11,928
Cibus Nordic Real Estate AB publ	82,400	1,483,913
Haypp Group AB†	43,744	703,740
Hexpol AB	100,907	910,182
Karnov Group AB†	91,778	1,145,224
Loomis AB	33,399	1,481,637
MIPS AB	17,693	751,435
Mycronic AB	76,086	1,706,705
Svenska Handelsbanken AB, Class A	179,675	2,311,007
Thule Group AB*	29,041	813,787
		13,391,693
Switzerland — 4.0%
BKW AG	5,403	1,125,221
Cembra Money Bank AG	10,533	1,194,556
Partners Group Holding AG	3,234	4,442,146
PSP Swiss Property AG	6,622	1,101,661
Siegfried Holding AG	9,876	1,035,931
Sulzer AG	8,257	1,547,254
Tecan Group AG#	8,016	1,657,368
VZ Holding AG	10,785	2,443,417
		14,547,554
Taiwan — 2.0%
Advantech Co., Ltd.	147,000	1,648,200
ASPEED Technology, Inc.	10,426	1,679,419
Chroma ATE, Inc.	108,716	2,055,357
Minth Group, Ltd.	91,383	384,743
Nien Made Enterprise Co., Ltd.	114,000	1,608,467
		7,376,186
United Kingdom — 14.6%
Allfunds Group PLC	112,950	792,082
Babcock International Group PLC	68,003	933,461
Beazley PLC	75,419	798,359
Bellway PLC	25,644	808,225
BP Marsh & Partners PLC	20,331	191,017
Bunzl PLC	65,405	2,213,154
Currys PLC	1,575,513	2,392,392
Diploma PLC	29,091	2,125,963
easyJet PLC	182,461	1,209,210
Elementis PLC	324,316	712,251
Games Workshop Group PLC	1,875	391,714

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Genuit Group Plc	193,877	$ 883,520
Genus PLC	21,805	767,500
Greggs PLC	63,018	1,344,517
Halma PLC	44,842	1,993,768
Hammerson PLC	610,107	2,367,990
Hill & Smith PLC	51,780	1,481,102
Howden Joinery Group PLC	154,255	1,746,930
IMI PLC	118,867	3,655,676
Immunocore Holdings PLC ADR#†	16,045	516,970
Inchcape PLC	83,737	756,349
Intermediate Capital Group PLC	28,182	831,854
Intertek Group PLC	23,341	1,480,656
JET2 PLC	27,934	614,898
Marks & Spencer Group PLC	256,958	1,199,427
Marshalls PLC	273,059	658,899
Pennon Group PLC	95,944	614,380
QinetiQ Group PLC	165,219	1,062,833
Rathbones Group PLC	41,684	1,037,151
Rightmove PLC	119,260	1,198,492
Rotork PLC	733,028	3,413,760
SigmaRoc PLC†	1,026,060	1,594,311
Softcat PLC	71,334	1,553,629
Spirax Group PLC	32,209	3,177,481
Synthomer PLC†	75,703	61,944
Tate & Lyle PLC	146,252	1,050,389
Trainline PLC*†	385,070	1,398,742
Verona Pharma PLC ADR†	12,355	1,308,518
Weir Group PLC	74,470	2,481,286
		52,820,800
United States — 0.4%
PriceSmart, Inc.#	14,134	1,516,013
Total Common Stocks (cost $303,485,287)		345,161,005
UNAFFILIATED INVESTMENT COMPANIES — 1.3%
United States — 1.3%
iShares MSCI EAFE Small-Cap ETF (cost $4,676,351)	61,925	4,679,672
Total Long-Term Investment Securities (cost $308,161,638)		349,840,677
SHORT-TERM INVESTMENTS — 1.2%
Unaffiliated Investment Companies — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio 4.31%(3)(4) (cost $4,497,868)	4,497,868	4,497,868
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 08/29/2025, to be repurchased 09/02/2025 in the amount of $1,122,106 and collateralized by $1,140,900 of United States Treasury Notes, bearing interest at 3.75% due 08/15/2027 and having an approximate value of $1,144,424
(cost $1,121,937)	$ 1,121,937	$ 1,121,937
TOTAL INVESTMENTS (cost $313,781,443)	98.0%	355,460,482
Other assets less liabilities	2.0	7,252,789
NET ASSETS	100.0%	$362,713,271
#	The security or a portion thereof is out on loan.
†	Non-income producing security

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Opportunities Fund has no right to demand registration of these securities. At August 31, 2025, the aggregate value of these securities was $10,892,595 representing 3.0% of net assets.
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2025, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Marimaca Copper Corp.	06/13/25	67,242	$226,040	$505,548	$7.52	0.1%
Moscow Exchange MICEX-RTS PJSC	03/26/20, 03/27/20 10/19/20	205,642	256,066	0	0.00	0.0
				$505,548		0.1%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(2)	Securities classified as Level 3 (see Note 1).
(3)	The rate shown is the 7-day yield as of August 31, 2025.
(4)	At August 31, 2025, the Fund had loaned securities with a total value of $21,868,632. This was secured by collateral of $4,497,868, which was received in cash and subsequently invested in short-term investments currently valued at $4,497,868 as reported in the Portfolio of Investments. Additional collateral of $18,588,239 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2025
Federal Farm Credit Bank	0.55%	09/16/2025	$4,638
Federal Home Loan Bank	0.55% to 1.10%	01/20/2026 to 10/13/2026	53,351
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	4,631
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	25,384
Government National Mtg. Assoc.	2.30% to 5.50%	11/16/2050 to 12/16/2057	153,194
United States Treasury Bills	0.00%	10/09/2025 to 05/14/2026	247,945
United States Treasury Notes/Bonds	0.00% to 6.25%	09/30/2025 to 08/15/2055	18,099,096
ADR—American Depositary Receipt
ASE—Athens Stock Exchange
CDI—CHESS Depositary Interest
CSE—Cyprus Stock Exchange
CVA—Certification Van Aandelen (Dutch Cert.)
ETF—Exchange Traded Fund
GDR—Global Depositary Receipt

Industry Allocation*
Banks	6.3%
Retail	6.1
Machinery-Diversified	5.6
Internet	3.9
Electronics	3.8
Food	3.7
Commercial Services	3.6
Software	3.3
Chemicals	3.2
Miscellaneous Manufacturing	3.1
Computers	2.9
Healthcare-Products	2.8

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Industry Allocation*(continued)
Diversified Financial Services	2.7%
REITS	2.7
Mining	2.6
Semiconductors	2.6
Pharmaceuticals	2.5
Building Materials	2.3
Real Estate	2.2
Telecommunications	2.1
Distribution/Wholesale	2.1
Insurance	1.9
Engineering & Construction	1.8
Private Equity	1.5
Unaffiliated Investment Companies	1.3
Electric	1.2
Short-Term Investments	1.2
Home Furnishings	1.2
Metal Fabricate/Hardware	1.2
Packaging & Containers	1.0
Transportation	1.0
Auto Parts & Equipment	1.0
Entertainment	0.9
Pipelines	0.9
Leisure Time	0.8
Hand/Machine Tools	0.8
Gas	0.7
Electrical Components & Equipment	0.7
Machinery-Construction & Mining	0.7
Investment Companies	0.6
Biotechnology	0.6
Oil & Gas	0.6
Healthcare-Services	0.6
Cosmetics/Personal Care	0.5
Airlines	0.5
Lodging	0.5
Aerospace/Defense	0.5
Housewares	0.4
Advertising	0.4
Office/Business Equipment	0.4
Oil & Gas Services	0.4
Home Builders	0.3
Repurchase Agreements	0.3
Apparel	0.3
Beverages	0.3
Agriculture	0.2
Water	0.2
Iron/Steel	0.2
Unknown Industry Minor	0.1
Toys/Games/Hobbies	0.1
Auto Manufacturers	0.1
98.0%
*	Calculated as a percentage of net assets

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$653,852	$15,803,603	$—	$16,457,455
Brazil	15,243,463	—	—	15,243,463
Canada	11,900,878	505,548	—	12,406,426
China	1,343,250	3,360,384	—	4,703,634
Denmark	879,460	7,738,104	—	8,617,564
Ireland	2,189,520	3,063,519	—	5,253,039
Israel	9,575,365	3,615,773	—	13,191,138
Mexico	2,267,954	—	—	2,267,954
Netherlands	2,032,186	5,956,173	—	7,988,359
Russia	—	—	0	0
South Africa	343,746	343,525	—	687,271
United Kingdom	1,825,488	50,995,312	—	52,820,800
United States	1,516,013	—	—	1,516,013
Other Countries	—	204,007,889	—	204,007,889
Unaffiliated Investment Companies	4,679,672	—	—	4,679,672
Short-Term Investments	4,497,868	—	—	4,497,868
Repurchase Agreements	—	1,121,937	—	1,121,937
Total Investments at Value	$58,948,715	$296,511,767	$0	$355,460,482
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.9%
Australia — 5.7%
APA Group	117,773	$ 678,932
ASX, Ltd.	8,852	362,277
BlueScope Steel, Ltd.	97,951	1,465,820
Brambles, Ltd.	79,984	1,356,566
Cochlear, Ltd.	2,144	422,909
Coles Group, Ltd.	29,295	457,723
Computershare, Ltd.	28,543	710,879
CSL, Ltd.	19,280	2,689,452
Evolution Mining, Ltd.	99,198	572,538
Goodman Group	62,615	1,406,497
Macquarie Group, Ltd.	17,110	2,512,743
Northern Star Resources, Ltd.	106,276	1,340,334
Origin Energy, Ltd.	73,263	619,240
Pro Medicus, Ltd.	457	89,030
Qantas Airways, Ltd.	20,794	159,278
QBE Insurance Group, Ltd.	57,944	820,439
Scentre Group	272,778	728,078
Sigma Healthcare, Ltd.	233,777	476,417
Sonic Healthcare, Ltd.	50,356	792,623
South32, Ltd.	556,397	986,486
Stockland	134,404	544,196
Suncorp Group, Ltd.	58,934	820,220
Transurban Group	207,053	1,974,867
Vicinity, Ltd.	260,754	442,787
Washington H. Soul Pattinson & Co., Ltd.	56,204	1,608,953
Wesfarmers, Ltd.	33,956	2,033,929
Westpac Banking Corp.	151,589	3,825,721
Woodside Energy Group, Ltd.	145,926	2,515,474
		32,414,408
Austria — 0.7%
Erste Group Bank AG	15,130	1,437,856
OMV AG	42,150	2,320,215
Verbund AG	2,542	181,267
		3,939,338
Belgium — 0.8%
Ageas SA	4,006	282,210
D'ieteren Group	2,612	566,146
Elia Group SA	898	102,721
Groupe Bruxelles Lambert NV	12,784	1,122,596
KBC Group NV	15,833	1,865,015
Sofina SA	422	127,585
Syensqo SA	5,684	501,498
		4,567,771
Bermuda — 0.1%
Aegon, Ltd.	60,528	475,726
CK Infrastructure Holdings, Ltd.	12,500	83,450
Hongkong Land Holdings, Ltd.	21,300	132,014
		691,190
Denmark — 1.3%
AP Moller-Maersk A/S, Series B	599	1,232,953
Coloplast A/S, Class B	2,853	274,273
Demant A/S†	4,073	155,816
DSV A/S	8,123	1,798,600
Genmab A/S†	3,173	790,564
Novonesis (Novozymes), Class B	12,875	818,176
Orsted A/S*†	13,854	427,730
Pandora A/S	5,824	804,074
Security Description	Shares or Principal Amount	Value

Denmark (continued)
ROCKWOOL A/S, Class B	9,823	$ 371,604
Vestas Wind Systems A/S	39,375	780,344
		7,454,134
Finland — 1.2%
Elisa Oyj	2,995	159,704
Kesko Oyj, Class B	9,720	215,559
Kone Oyj, Class B	8,300	521,563
Metso Oyj	9,703	125,451
Neste Oyj	31,325	575,347
Nokia Oyj	226,054	971,793
Nordea Bank Abp	94,264	1,437,585
Orion Oyj, Class B	12,380	987,904
Sampo Oyj, Class A	79,532	912,318
UPM-Kymmene Oyj	25,250	718,362
Wartsila OYJ Abp	7,246	212,136
		6,837,722
France — 9.0%
Accor SA	8,001	396,189
Aeroports de Paris SA	2,429	319,280
Air Liquide SA	30,076	6,205,334
Alstom SA†	24,771	595,829
Amundi SA*	3,485	257,602
AXA SA	124,853	5,808,762
BioMerieux	1,580	219,341
Bureau Veritas SA	8,771	264,499
Capgemini SE	8,288	1,176,602
Covivio SA	3,180	208,128
Credit Agricole SA	147,958	2,704,330
Dassault Systemes SE	34,390	1,069,661
Edenred SE	16,570	479,406
Eiffage SA	11,775	1,481,636
EssilorLuxottica SA	15,171	4,621,743
Gecina SA	2,448	240,286
Getlink SE	36,038	680,843
Hermes International S.C.A.	1,764	4,312,101
Ipsen SA	8,054	1,093,564
Kering SA	3,895	1,043,121
Klepierre SA	16,114	628,463
Legrand SA	8,364	1,276,162
Orange SA	68,021	1,107,675
Publicis Groupe SA	14,226	1,310,994
Rexel SA	16,485	533,339
Sartorius Stedim Biotech	1,538	314,510
Schneider Electric SE	21,817	5,354,569
Societe Generale SA	39,743	2,448,721
Sodexo SA	7,791	467,460
Teleperformance SE	2,270	174,584
Vinci SA	31,030	4,209,088
		51,003,822
Germany — 9.5%
adidas AG	6,662	1,298,732
Allianz SE	11,586	4,896,243
Bayerische Motoren Werke AG	34,943	3,665,007
Bayerische Motoren Werke AG (Preference Shares)	7,797	747,544
Beiersdorf AG	16,279	1,873,249
Brenntag SE	3,761	232,746
Commerzbank AG	49,319	1,886,677
Covestro AG†	2,058	143,054
Daimler Truck Holding AG	25,966	1,222,845
Deutsche Boerse AG	9,618	2,830,713
E.ON SE	67,180	1,197,900

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Evonik Industries AG	26,479	$ 511,863
Fresenius Medical Care AG	3,034	155,586
Fresenius SE & Co. KGaA	13,396	727,203
GEA Group AG	6,949	505,598
Hannover Rueck SE	3,725	1,085,495
Henkel AG & Co. KGaA	4,406	338,684
Henkel AG & Co. KGaA (Preference Shares)	17,854	1,506,803
Infineon Technologies AG	60,409	2,476,753
Knorr-Bremse AG	1,764	184,111
Merck KGaA	12,377	1,567,900
Muenchener Rueckversicherungs-Gesellschaft AG	6,234	3,976,702
Nemetschek SE	2,323	321,582
RWE AG	11,776	471,801
SAP SE	35,369	9,616,750
Sartorius AG (Preference Shares)	1,106	257,019
Siemens AG	27,204	7,532,167
Siemens Healthineers AG*	21,543	1,193,315
Symrise AG	5,944	576,058
Vonovia SE	25,103	811,585
Zalando SE*†	12,172	338,833
		54,150,518
Hong Kong — 2.5%
AIA Group, Ltd.	394,200	3,730,319
BOC Hong Kong Holdings, Ltd.	208,000	940,353
CK Asset Holdings, Ltd.	161,500	761,227
Futu Holdings, Ltd. ADR	1,838	341,133
Hang Seng Bank, Ltd.	34,400	491,305
Henderson Land Development Co., Ltd.	140,000	484,850
HKT Trust & HKT, Ltd.	203,000	307,025
Hong Kong & China Gas Co., Ltd.	632,000	568,038
Hong Kong Exchanges & Clearing, Ltd.	34,000	1,993,788
Link REIT	72,400	384,517
MTR Corp., Ltd.	81,500	274,541
Power Assets Holdings, Ltd.	68,500	445,881
SITC International Holdings Co., Ltd.	68,000	239,934
Sun Hung Kai Properties, Ltd.	79,500	933,346
Swire Pacific, Ltd., Class A	59,500	510,191
Techtronic Industries Co., Ltd.	48,500	621,393
WH Group, Ltd.*	1,018,500	1,086,023
Wharf Holdings, Ltd.	24,000	68,666
Wharf Real Estate Investment Co., Ltd.	85,000	246,199
		14,428,729
Ireland — 0.7%
AIB Group PLC	62,526	509,844
Bank of Ireland Group PLC	83,479	1,235,091
DCC PLC	7,880	501,282
James Hardie Industries PLC CDI†	19,847	403,139
Kerry Group PLC, Class A	15,369	1,406,539
Kingspan Group PLC	1,989	153,439
		4,209,334
Israel — 1.0%
Bank Hapoalim BM	71,791	1,405,820
Bank Leumi Le-Israel BM	80,179	1,543,530
Check Point Software Technologies, Ltd.†	1,981	382,610
CyberArk Software, Ltd.†	621	281,475
ICL Group, Ltd.	46,403	301,912
Israel Discount Bank, Ltd., Class A	62,143	616,537
Mizrahi Tefahot Bank, Ltd.	8,963	587,158
Monday.com, Ltd.†	1,187	229,091
Security Description	Shares or Principal Amount	Value

Israel (continued)
Nice, Ltd.†	1,606	$ 227,224
Wix.com, Ltd.†	1,486	209,645
		5,785,002
Italy — 3.7%
Banco BPM SpA	73,493	1,010,500
BPER Banca SpA	72,942	759,810
FinecoBank Banca Fineco SpA	22,561	496,065
Generali	25,898	1,012,334
Infrastrutture Wireless Italiane SpA*	51,764	627,291
Intesa Sanpaolo SpA	617,795	3,897,366
Mediobanca Banca di Credito Finanziario SpA	74,254	1,803,455
Moncler SpA	20,870	1,212,160
Nexi SpA*	12,294	78,133
Poste Italiane SpA*	69,768	1,634,899
Prysmian SpA	8,362	731,845
Recordati Industria Chimica e Farmaceutica SpA	18,231	1,125,892
Snam SpA	59,694	363,387
Telecom Italia SpA†	498,492	239,184
Terna - Rete Elettrica Nazionale	119,137	1,197,974
UniCredit SpA	61,235	4,739,127
		20,929,422
Japan — 22.6%
Advantest Corp.	23,000	1,786,814
Aeon Co., Ltd.	121,200	1,473,324
Aisin Corp.	18,000	295,947
Ajinomoto Co., Inc.	43,500	1,175,893
ANA Holdings, Inc.	9,700	195,928
Asahi Kasei Corp.	22,800	185,959
Asics Corp.	14,000	379,430
Astellas Pharma, Inc.	105,500	1,167,069
Bandai Namco Holdings, Inc.	12,200	419,297
Canon, Inc.	52,300	1,528,997
Capcom Co., Ltd.	5,000	135,998
Central Japan Railway Co.	47,800	1,274,288
Chiba Bank, Ltd.	12,400	126,728
Chubu Electric Power Co., Inc.	5,200	71,949
Chugai Pharmaceutical Co., Ltd.	28,300	1,252,519
Dai-ichi Life Holdings, Inc.	176,300	1,446,565
Daiichi Sankyo Co., Ltd.	66,900	1,596,466
Daiwa House Industry Co., Ltd.	10,000	355,520
Denso Corp.	97,900	1,398,942
Disco Corp.	2,600	721,898
East Japan Railway Co.	35,900	883,153
Eisai Co., Ltd.	27,400	838,843
ENEOS Holdings, Inc.	93,000	556,147
FANUC Corp.	36,300	1,009,083
Fast Retailing Co., Ltd.	6,800	2,119,805
FUJIFILM Holdings Corp.	47,000	1,112,261
Fujikura, Ltd.	8,600	727,735
Fujitsu, Ltd.	52,800	1,281,983
Hitachi, Ltd.	154,600	4,165,114
Hoya Corp.	9,800	1,266,764
Idemitsu Kosan Co., Ltd.	185,400	1,228,527
Inpex Corp.	95,900	1,635,723
Isuzu Motors, Ltd.	63,500	832,174
ITOCHU Corp.	39,300	2,226,972
Japan Airlines Co., Ltd.	5,700	121,548
Japan Exchange Group, Inc.	29,500	309,725
Japan Post Bank Co., Ltd.	53,800	675,965
Japan Post Holdings Co., Ltd.	29,700	302,651
JFE Holdings, Inc.	132,200	1,637,347

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kajima Corp.	35,100	$ 1,051,650
Kao Corp.	26,900	1,219,541
KDDI Corp.	141,300	2,448,018
Keyence Corp.	6,800	2,595,889
Komatsu, Ltd.	40,000	1,348,435
Kubota Corp.	41,700	488,047
Kyocera Corp.	38,700	519,280
Kyowa Kirin Co., Ltd.	24,600	426,435
Lasertec Corp.	2,200	229,762
M3, Inc.	11,900	176,628
Marubeni Corp.	85,200	1,936,505
MEIJI Holdings Co., Ltd.	25,500	530,864
Mitsubishi Chemical Group Corp.	93,200	531,072
Mitsubishi Electric Corp.	56,900	1,370,760
Mitsubishi Estate Co., Ltd.	58,700	1,260,154
Mitsubishi UFJ Financial Group, Inc.	344,000	5,199,211
Mitsui Fudosan Co., Ltd.	123,600	1,323,444
Mitsui OSK Lines, Ltd.	10,700	342,744
Mizuho Financial Group, Inc.	102,800	3,363,120
MS&AD Insurance Group Holdings, Inc.	61,100	1,421,107
Murata Manufacturing Co., Ltd.	68,700	1,117,329
NEC Corp.	36,700	1,128,238
Nexon Co., Ltd.	13,000	295,276
NIDEC Corp.	16,700	358,601
Nintendo Co., Ltd.	35,500	3,172,467
Nippon Paint Holdings Co., Ltd.	18,700	136,241
Nippon Yusen KK	17,400	626,624
Nissin Foods Holdings Co., Ltd.	13,700	258,332
Nitori Holdings Co., Ltd.	1,200	110,776
Nitto Denko Corp.	9,300	208,962
Nomura Research Institute, Ltd.	6,900	272,531
NTT Data Group Corp.	7,720	206,275
Obayashi Corp.	25,700	418,920
Obic Co., Ltd.	9,600	339,194
Olympus Corp.	34,000	395,322
Oriental Land Co., Ltd.	42,000	1,004,360
ORIX Corp.	59,100	1,532,625
Osaka Gas Co., Ltd.	29,500	841,923
Otsuka Holdings Co., Ltd.	23,800	1,247,111
Pan Pacific International Holdings Corp.	21,600	780,374
Rakuten Group, Inc.†	43,300	267,069
Recruit Holdings Co., Ltd.	42,200	2,404,998
Renesas Electronics Corp.	42,600	500,148
Resona Holdings, Inc.	102,600	1,022,231
Ryohin Keikaku Co., Ltd.	15,000	325,667
Sanrio Co., Ltd.	1,700	87,701
SBI Holdings, Inc.	8,300	388,800
Secom Co., Ltd.	12,000	444,307
Sekisui House, Ltd.	4,700	106,345
Seven & i Holdings Co., Ltd.	49,300	636,653
SG Holdings Co., Ltd.	7,200	77,757
Shimano, Inc.	2,400	267,157
Shin-Etsu Chemical Co., Ltd.	76,100	2,357,604
Shionogi & Co., Ltd.	59,500	1,034,024
Shiseido Co., Ltd.	22,900	375,222
SMC Corp.	1,600	492,207
SoftBank Corp.	1,092,100	1,686,198
SoftBank Group Corp.	32,700	3,540,841
Sompo Holdings, Inc.	26,600	860,003
Sony Group Corp.	181,600	5,011,545
Subaru Corp.	58,700	1,144,917
Sumitomo Corp.	59,800	1,667,699
Security Description	Shares or Principal Amount	Value

Japan (continued)
Sumitomo Electric Industries, Ltd.	55,900	$ 1,575,831
Sumitomo Metal Mining Co., Ltd.	65,300	1,790,158
Sumitomo Mitsui Financial Group, Inc.	154,600	4,186,039
Sumitomo Mitsui Trust Group, Inc.	10,400	297,307
Sumitomo Realty & Development Co., Ltd.	4,600	189,641
Suntory Beverage & Food, Ltd.	18,600	575,956
Suzuki Motor Corp.	107,800	1,422,873
Sysmex Corp.	4,600	58,244
T&D Holdings, Inc.	7,500	193,969
Takeda Pharmaceutical Co., Ltd.	46,900	1,412,227
TDK Corp.	57,800	743,833
Terumo Corp.	26,200	475,919
Tokio Marine Holdings, Inc.	67,300	2,896,152
Tokyo Electron, Ltd.	13,800	1,883,806
Tokyo Gas Co., Ltd.	21,500	823,634
Toppan Holdings, Inc.	600	15,463
Toray Industries, Inc.	65,700	439,616
Toyota Industries Corp.	7,700	854,924
Unicharm Corp.	31,700	212,064
West Japan Railway Co.	13,400	300,321
Yakult Honsha Co., Ltd.	24,600	401,973
Yamaha Motor Co., Ltd.	120,000	868,601
		128,472,842
Jersey — 0.1%
WPP PLC	125,993	667,914
Luxembourg — 0.8%
Eurofins Scientific SE	3,690	279,964
Spotify Technology SA†	4,606	3,140,739
Tenaris SA	60,135	1,090,035
		4,510,738
Netherlands — 6.6%
ABN AMRO Bank NV CVA*	31,505	907,267
Adyen NV*†	747	1,251,797
AerCap Holdings NV	3,147	388,654
Akzo Nobel NV	11,652	802,753
Argenx SE†	2,142	1,523,392
ASM International NV	952	456,866
ASML Holding NV	12,356	9,178,620
ASR Nederland NV	4,415	306,074
BE Semiconductor Industries NV	1,430	192,415
Euronext NV*	985	162,539
EXOR NV	12,567	1,257,536
Ferrari NV	5,199	2,479,088
Ferrovial SE	49,140	2,685,369
ING Groep NV	174,695	4,158,375
JDE Peet's NV	36,383	1,329,149
Koninklijke Ahold Delhaize NV	58,219	2,333,157
Koninklijke KPN NV	146,860	701,376
NN Group NV	17,789	1,223,639
Prosus NV	51,545	3,178,527
QIAGEN NV	11,519	535,655
STMicroelectronics NV	36,153	977,507
Universal Music Group NV	25,864	731,170
Wolters Kluwer NV	7,086	892,349
		37,653,274
New Zealand — 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	4,019	86,413
Meridian Energy, Ltd.	77,092	259,624
Xero, Ltd.†	3,782	404,659
		750,696

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway — 1.2%
Aker BP ASA	53,557	$ 1,355,622
DNB Bank ASA	25,803	679,636
Equinor ASA	112,243	2,767,671
Mowi ASA	38,141	783,675
Orkla ASA	63,087	704,910
Telenor ASA	30,180	503,201
Yara International ASA	6,204	225,642
		7,020,357
Portugal — 0.7%
EDP SA	292,190	1,294,695
Galp Energia SGPS SA	97,799	1,901,212
Jeronimo Martins SGPS SA	40,329	997,246
		4,193,153
Singapore — 2.0%
CapitaLand Integrated Commercial Trust	174,800	310,612
DBS Group Holdings, Ltd.	90,700	3,574,870
Grab Holdings, Ltd., Class A†	85,903	428,656
Keppel, Ltd.	46,700	318,605
Oversea-Chinese Banking Corp., Ltd.	170,100	2,218,056
Sea, Ltd. ADR†	12,019	2,242,024
Singapore Exchange, Ltd.	24,800	320,333
Singapore Telecommunications, Ltd.	127,400	428,053
United Overseas Bank, Ltd.	48,200	1,320,433
Yangzijiang Shipbuilding Holdings, Ltd.	113,000	255,657
		11,417,299
Spain — 2.4%
Acciona SA	2,024	400,985
ACS Actividades de Construccion y Servicios SA	10,986	829,244
Aena SME SA*	88,980	2,574,499
Amadeus IT Group SA	22,347	1,875,908
Banco de Sabadell SA	576,061	2,185,559
Bankinter SA	80,192	1,195,049
CaixaBank SA	252,861	2,521,671
Cellnex Telecom SA*	20,733	737,377
Grifols SA	8,917	125,843
International Consolidated Airlines Group SA	182,065	938,792
		13,384,927
SupraNational — 0.1%
Unibail-Rodamco-Westfield	5,709	592,931
Sweden — 3.2%
Alfa Laval AB	4,040	183,890
Assa Abloy AB, Class B	28,787	1,017,173
Atlas Copco AB, Class A	103,690	1,655,642
Atlas Copco AB, Class B	46,706	663,984
Boliden AB†	53,987	1,861,953
Epiroc AB, Class A	12,571	262,793
Epiroc AB, Class B	33,990	632,656
EQT AB	9,683	348,401
Essity AB, Class B	52,353	1,414,219
Hexagon AB, Class B	60,210	671,132
Industrivarden AB, Class A	1,908	75,953
Industrivarden AB, Class C	4,681	186,349
Investor AB, Class B	120,607	3,716,350
Sandvik AB	46,829	1,183,894
Skandinaviska Enskilda Banken AB, Class A	97,136	1,798,063
Svenska Cellulosa AB SCA, Class B	8,286	112,631
Security Description	Shares or Principal Amount	Value

Sweden (continued)
Svenska Handelsbanken AB, Class A	87,012	$ 1,119,161
Volvo AB, Class B	47,659	1,465,867
		18,370,111
Switzerland — 10.0%
ABB, Ltd.	88,147	5,906,187
Alcon AG	24,295	1,935,841
Amrize, Ltd.†	13,399	699,684
Baloise Holding AG	3,126	810,575
Barry Callebaut AG	150	203,047
Belimo Holding AG	291	320,434
Chocoladefabriken Lindt & Spruengli AG	2	299,568
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	28	426,777
Coca-Cola HBC AG	28,434	1,436,097
DSM-Firmenich AG	9,365	914,119
EMS-Chemie Holding AG	1,497	1,148,847
Galderma Group AG	3,914	683,310
Geberit AG	1,161	851,432
Givaudan SA	584	2,458,726
Holcim AG	15,132	1,268,642
Julius Baer Group, Ltd.	21,179	1,531,081
Kuehne & Nagel International AG	3,998	812,612
Logitech International SA	10,692	1,102,524
Lonza Group AG	2,549	1,808,646
Novartis AG	79,164	10,018,309
Partners Group Holding AG	1,568	2,153,768
Sandoz Group AG	15,641	980,922
Schindler Holding AG	334	119,462
Schindler Holding AG (Participation Certificate)	5,222	1,941,000
SGS SA	11,982	1,222,041
SIG Group AG	21,758	344,384
Sika AG	8,897	2,066,161
Sonova Holding AG	2,558	745,743
Straumann Holding AG	6,765	794,101
Swatch Group AG	6,240	1,129,830
Swiss Life Holding AG	2,163	2,336,959
Swiss Prime Site AG	6,256	869,423
Swiss Re AG	16,918	3,065,524
Swisscom AG	1,000	723,803
VAT Group AG*	1,072	349,979
Zurich Insurance Group AG	4,583	3,348,760
		56,828,318
United Kingdom — 12.9%
3i Group PLC	61,409	3,336,950
Admiral Group PLC	9,707	475,836
Antofagasta PLC	79,759	2,311,172
Ashtead Group PLC	23,641	1,738,692
Associated British Foods PLC	33,977	991,529
AstraZeneca PLC	64,762	10,353,227
Auto Trader Group PLC*	40,872	443,727
Aviva PLC	345,491	3,044,856
Barratt Redrow PLC	97,429	473,884
Bunzl PLC	36,752	1,243,603
Centrica PLC	471,021	1,024,530
Coca-Cola Europacific Partners PLC	20,562	1,827,139
Compass Group PLC	100,969	3,432,839
Fresnillo PLC	16,584	400,726
Haleon PLC	298,408	1,467,260
Halma PLC	31,063	1,381,125
Hikma Pharmaceuticals PLC	29,760	718,524
Informa PLC	114,123	1,344,834

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
InterContinental Hotels Group PLC	13,778	$ 1,672,212
Intertek Group PLC	13,487	855,559
JD Sports Fashion PLC	344,064	446,140
Kingfisher PLC	285,409	992,515
Land Securities Group PLC	97,015	726,105
Legal & General Group PLC	443,375	1,482,679
London Stock Exchange Group PLC	19,956	2,473,360
M&G PLC	220,155	789,148
Marks & Spencer Group PLC	99,158	462,849
Mondi PLC	58,401	821,773
National Grid PLC	323,692	4,552,479
Pearson PLC	66,907	973,690
Phoenix Group Holdings PLC	126,522	1,165,646
Prudential PLC	167,787	2,242,787
RELX PLC	86,692	4,043,083
Rentokil Initial PLC	193,090	955,614
Sage Group PLC	57,507	844,600
Schroders PLC	155,152	797,439
Segro PLC	90,738	770,489
Smith & Nephew PLC	91,848	1,718,563
Smiths Group PLC	49,016	1,561,827
Spirax Group PLC	5,596	552,056
SSE PLC	98,243	2,296,582
Standard Chartered PLC	136,696	2,558,970
United Utilities Group PLC	10,628	165,142
Whitbread PLC	30,845	1,315,249
Wise PLC, Class A†	17,608	250,909
		73,497,918
Total Common Stocks (cost $426,234,802)		563,771,868
Security Description	Shares or Principal Amount	Value
RIGHTS — 0.0%
Italy — 0.0%
Telecom Italia SpA† Expires 09/12/2025 (cost $0)	498,492	$ 6
Total Long-Term Investment Securities (cost $426,234,802)		563,771,874
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23%(1) (cost $1,549,266)	1,549,266	1,549,266
TOTAL INVESTMENTS (cost $427,784,068)	99.2%	565,321,140
Other assets less liabilities	0.8	4,449,890
NET ASSETS	100.0%	$569,771,030
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Socially Responsible Fund has no right to demand registration of these securities. At August 31, 2025, the aggregate value of these securities was $12,071,011 representing 2.1% of net assets.
(1)	The rate shown is the 7-day yield as of August 31, 2025.
ADR—American Depositary Receipt
CDI—CHESS Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)

Contracts For Difference Swaps
Counterparty	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Spain
HSBC Holdings	Redeia Corporation SA	11,724	2.37%	Monthly	02/10/2028	$222,509	$ 4,249	$ 4,249
Hong Kong
BNP Paribas	Hong Kong Exchanges & Clearing, Ltd.	5,800	2.87	Monthly	05/24/2027	325,625	13,195	13,195
							$17,444	$17,444
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
7	Long	SGX Nikkei 225 Index	September 2025	$1,014,046	$1,016,859	$2,813
5	Long	SPI 200 Index	September 2025	724,885	731,102	6,217
						$9,030
						Unrealized (Depreciation)
32	Long	Euro STOXX 50 Index	September 2025	$2,049,048	$2,007,362	$(41,686)
8	Long	FTSE 100 Index	September 2025	998,887	996,777	(2,110)
						$(43,796)
		Net Unrealized Appreciation (Depreciation)				$(34,766)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Industry Allocation*
Banks	13.6%
Insurance	9.2
Pharmaceuticals	6.6
Chemicals	3.3
Commercial Services	3.3
Semiconductors	3.1
Engineering & Construction	3.0
Oil & Gas	2.6
Healthcare-Products	2.6
Diversified Financial Services	2.6
Food	2.4
Software	2.4
Electrical Components & Equipment	2.3
Auto Manufacturers	2.3
Electric	2.2
Telecommunications	2.2
Retail	2.2
Internet	1.8
Transportation	1.7
Miscellaneous Manufacturing	1.7
Machinery-Diversified	1.7
Mining	1.6
Machinery-Construction & Mining	1.4
Distribution/Wholesale	1.4
Investment Companies	1.4
Apparel	1.3
Real Estate	1.2
Electronics	1.2
Cosmetics/Personal Care	1.2
Building Materials	1.2
REITS	1.1
Computers	1.1
Private Equity	1.1
Beverages	0.9
Home Furnishings	0.9
Biotechnology	0.9
Auto Parts & Equipment	0.8
Food Service	0.7
Toys/Games/Hobbies	0.7
Lodging	0.6
Iron/Steel	0.6
Healthcare-Services	0.5
Leisure Time	0.5
Gas	0.5
Hand/Machine Tools	0.4
Media	0.4
Household Products/Wares	0.4
Advertising	0.3
Entertainment	0.3
Short-Term Investments	0.3
Office/Business Equipment	0.3
Metal Fabricate/Hardware	0.3
Forest Products & Paper	0.2
Airlines	0.2
Home Builders	0.2
Energy-Alternate Sources	0.1
Pipelines	0.1
Packaging & Containers	0.1
99.2%
*	Calculated as a percentage of net assets

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Hong Kong	$341,133	$14,087,596	$—	$14,428,729
Israel	1,102,821	4,682,181	—	5,785,002
Luxembourg	3,140,739	1,369,999	—	4,510,738
Netherlands	388,654	37,264,620	—	37,653,274
Singapore	2,670,680	8,746,619	—	11,417,299
United Kingdom	1,827,139	71,670,779	—	73,497,918
Other Countries	—	416,478,908	—	416,478,908
Rights	6	—	—	6
Short-Term Investments	1,549,266	—	—	1,549,266
Total Investments at Value	$11,020,438	$554,300,702	$—	$565,321,140
Other Financial Instruments:†
Swaps	$—	$17,444	$—	$17,444
Futures Contracts	9,030	—	—	9,030
Total Other Financial Instruments	$9,030	$17,444	$—	$26,474
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$43,796	$—	$—	$43,796
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.7%
Australia — 1.5%
Northern Star Resources, Ltd.	367,683	$ 4,637,153
Paladin Energy, Ltd.†	271,304	1,375,016
		6,012,169
Belgium — 0.2%
Galapagos NV ADR†	22,021	692,340
Brazil — 0.6%
Banco do Brasil SA	622,999	2,457,823
Canada — 2.0%
Cameco Corp.	11,819	914,672
Energy Fuels, Inc.†	157,224	1,817,509
Finning International, Inc.	29,572	1,226,075
Pan American Silver Corp.	77,092	2,614,961
Teck Resources, Ltd., Class B	9,436	322,617
Vermilion Energy, Inc.	157,745	1,190,975
		8,086,809
China — 0.7%
Ping An Insurance Group Co. of China, Ltd.	379,000	2,740,710
Finland — 0.6%
UPM-Kymmene Oyj	81,285	2,312,556
France — 11.9%
Accor SA	56,291	2,787,383
AXA SA	87,522	4,071,944
BNP Paribas SA	35,805	3,215,714
Capgemini SE	37,195	5,280,372
Cie de Saint-Gobain SA	8,419	908,934
Eiffage SA	9,278	1,167,441
Engie SA	112,925	2,336,837
Orange SA	179,337	2,920,379
Sanofi SA	39,404	3,915,065
Schneider Electric SE	19,099	4,687,487
Societe Generale SA	48,955	3,016,309
TotalEnergies SE	171,476	10,761,675
Vinci SA	21,864	2,965,759
		48,035,299
Germany — 5.6%
Deutsche Telekom AG	183,048	6,694,848
Duerr AG	39,235	975,869
E.ON SE	212,400	3,787,347
Fresenius Medical Care AG	43,967	2,254,669
KION Group AG	25,035	1,633,179
Siemens AG	26,702	7,393,175
		22,739,087
Greece — 0.9%
Piraeus Financial Holdings SA	457,421	3,504,523
Guernsey — 0.5%
Burford Capital, Ltd.	134,435	1,882,090
Hong Kong — 2.1%
BOC Hong Kong Holdings, Ltd.	628,000	2,839,143
Sun Hung Kai Properties, Ltd.	214,000	2,512,404
WH Group, Ltd.*	3,071,000	3,274,595
		8,626,142
Ireland — 2.2%
Bank of Ireland Group PLC	265,308	3,925,291
DCC PLC	15,480	984,752
Flutter Entertainment PLC†	2,724	836,731
Security Description	Shares or Principal Amount	Value

Ireland (continued)
Jazz Pharmaceuticals PLC†	13,329	$ 1,702,780
Smurfit WestRock PLC	27,082	1,282,603
		8,732,157
Israel — 1.0%
Check Point Software Technologies, Ltd.†	20,830	4,023,106
Italy — 2.6%
BPER Banca SpA	424,221	4,418,951
Buzzi SpA	19,460	990,008
Enel SpA	539,970	4,979,960
PRADA SpA	62,300	365,041
		10,753,960
Japan — 21.2%
Dai-ichi Life Holdings, Inc.	261,800	2,148,104
Daiwabo Holdings Co, Ltd.	120,600	2,557,014
ITOCHU Corp.	130,100	7,372,242
Iyogin Holdings, Inc.	117,000	1,614,993
Kinden Corp.	49,700	1,780,005
Macnica Holdings, Inc.	123,200	1,677,911
Marubeni Corp.	59,700	1,356,918
MatsukiyoCocokara & Co.	97,300	2,015,599
Mebuki Financial Group, Inc.	540,300	3,351,533
Medipal Holdings Corp.	102,800	1,816,476
Murata Manufacturing Co., Ltd.	212,400	3,454,451
Nippon Television Holdings, Inc.	89,300	2,340,891
ORIX Corp.	413,900	10,733,561
Sankyo Co., Ltd.	194,500	3,930,173
Sanwa Holdings Corp.	41,400	1,344,094
Shimamura Co., Ltd.	41,600	3,078,268
Ship Healthcare Holdings, Inc.	50,000	756,330
Subaru Corp.	140,300	2,736,488
Sumitomo Corp.	101,400	2,827,837
Sumitomo Mitsui Financial Group, Inc.	422,800	11,447,976
Sundrug Co., Ltd.	33,300	1,049,096
Takeda Pharmaceutical Co., Ltd.	101,700	3,062,334
Tokyo Electron, Ltd.	20,700	2,825,709
Tokyo Tatemono Co., Ltd.	127,700	2,405,891
Toppan Holdings, Inc.	94,400	2,432,846
Toyota Motor Corp.	290,900	5,673,692
		85,790,432
Jersey — 0.9%
TP ICAP Group PLC	711,495	2,667,908
WPP PLC	177,191	939,325
		3,607,233
Kazakhstan — 0.0%
Kaspi.KZ JSC ADR	1,249	117,356
Marshall Islands — 0.3%
Star Bulk Carriers Corp.	64,344	1,200,016
Netherlands — 6.1%
ASR Nederland NV	53,683	3,721,620
ING Groep NV	394,106	9,381,154
JBS NV†	136,163	2,191,426
Koninklijke Ahold Delhaize NV	179,602	7,197,644
Prosus NV	39,228	2,418,998
		24,910,842

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway — 0.9%
DNB Bank ASA	47,643	$ 1,254,889
Leroy Seafood Group ASA	478,310	2,341,856
		3,596,745
Poland — 0.1%
Powszechna Kasa Oszczednosci Bank Polski SA	27,638	537,368
Singapore — 3.0%
BW LPG, Ltd. (NYSE)*	77,357	1,204,449
BW LPG, Ltd. (OSEAX)*	25,439	396,007
DBS Group Holdings, Ltd.	118,100	4,654,820
Singapore Exchange, Ltd.	297,900	3,847,876
Venture Corp., Ltd.	208,800	2,209,147
		12,312,299
South Africa — 0.2%
Impala Platinum Holdings, Ltd.†	110,595	999,593
South Korea — 0.2%
Youngone Corp.	22,702	957,934
Spain — 5.0%
Banco Bilbao Vizcaya Argentaria SA	369,802	6,696,674
Banco Santander SA	682,299	6,508,238
Endesa SA	35,736	1,088,442
Iberdrola SA	315,122	5,926,347
		20,219,701
Switzerland — 5.5%
Nestle SA	50,629	4,769,383
Novartis AG	15,669	1,982,933
Partners Group Holding AG	2,117	2,907,862
Roche Holding AG	4,864	1,587,864
Swiss Re AG#	21,557	3,906,106
Zurich Insurance Group AG	9,562	6,986,874
		22,141,022
Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	100,000	3,764,871
United Arab Emirates — 0.9%
Emaar Properties PJSC	916,374	3,587,980
United Kingdom — 21.0%
Ashtead Group PLC	72,526	5,333,970
AstraZeneca PLC	45,246	7,233,287
AstraZeneca PLC ADR	19,987	1,596,961
BT Group PLC	938,946	2,747,836
Centrica PLC	831,600	1,808,834
Coca-Cola Europacific Partners PLC	83,740	7,441,136
Compass Group PLC	165,177	5,615,843
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Diversified Energy Co. PLC	127,444	$ 2,099,003
HSBC Holdings PLC	601,466	7,707,752
Imperial Brands PLC	119,930	5,063,751
JD Sports Fashion PLC	1,087,366	1,409,962
Marks & Spencer Group PLC	593,116	2,768,544
National Grid PLC	457,206	6,430,250
NatWest Group PLC	842,143	5,826,280
Rio Tinto PLC	100,713	6,292,359
Shell PLC	379,360	13,953,721
Vodafone Group PLC	1,325,158	1,585,101
		84,914,590
United States — 0.1%
Insmed, Inc.†	4,413	600,609
Total Long-Term Investment Securities (cost $334,236,388)		399,857,362
SHORT-TERM INVESTMENTS — 0.7%
Unaffiliated Investment Companies — 0.7%
Allspring Government Money Market Fund, Institutional Shares Class 5.17%(1)	830,425	830,425
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23%(1)	1,935,311	1,935,311
State Street Navigator Securities Lending Government Money Market Portfolio 4.31%(1)(2)	57,714	57,714
Total Short-Term Investments (cost $2,823,450)		2,823,450
TOTAL INVESTMENTS (cost $337,059,838)	99.4%	402,680,812
Other assets less liabilities	0.6	2,310,945
NET ASSETS	100.0%	$404,991,757
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Value Fund has no right to demand registration of these securities. At August 31, 2025, the aggregate value of these securities was $4,875,051 representing 1.2% of net assets.
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of August 31, 2025.
(2)	At August 31, 2025, the Fund had loaned securities with a total value of $55,065. This was secured by collateral of $57,714, which was received in cash and subsequently invested in short-term investments currently valued at $57,714 as reported in the Portfolio of Investments.
ADR—American Depositary Receipt
NYSE—New York Stock Exchange
OSEAX—Oslo Stock Exchange

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	CAD	3,052,000	USD	2,209,921	09/18/2025	$ —	$ (14,101)
	NOK	6,129,000	USD	606,492	09/18/2025	—	(3,282)
	NZD	2,892,000	USD	1,694,538	09/18/2025	—	(12,534)
						—	(29,917)
Citibank, N.A.	EUR	4,026,000	USD	4,610,414	09/18/2025	—	(104,185)
	JPY	617,900,000	USD	4,241,640	09/18/2025	29,965	—
	USD	6,483,439	EUR	5,496,000	09/18/2025	—	(47,413)
						29,965	(151,598)

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
HSBC Bank PLC	CHF	1,625,000	USD	2,005,059	09/18/2025	$ —	$ (29,591)
	SGD	2,315,000	USD	1,819,647	09/18/2025	13,149	—
	USD	8,930,801	AUD	13,494,000	09/18/2025	—	(97,253)
	USD	1,040,004	EUR	887,000	09/18/2025	—	(1,293)
						13,149	(128,137)
Morgan Stanley & Co. International PLC	CAD	5,490,000	USD	4,044,593	09/18/2025	43,978	—
	USD	1,012,673	DKK	6,405,000	09/18/2025	—	(7,738)
	USD	1,215,157	EUR	1,040,000	09/18/2025	2,723	—
	USD	1,808,879	NZD	3,060,000	09/18/2025	—	(2,641)
						46,701	(10,379)
State Street Bank & Trust Co.	CAD	584,000	USD	423,812	09/18/2025	—	(1,755)
	JPY	477,750,000	USD	3,212,693	09/18/2025	—	(43,703)
	NZD	668,000	USD	405,115	09/18/2025	10,812	—
	SEK	7,927,000	USD	831,650	09/18/2025	—	(6,708)
	USD	8,892,633	CHF	7,012,000	09/18/2025	—	(112,963)
	USD	3,384,514	EUR	2,905,000	09/18/2025	17,352	—
	USD	5,462,661	GBP	4,028,000	09/18/2025	—	(17,575)
	USD	3,019,538	NOK	31,033,000	09/18/2025	67,935	—
						96,099	(182,704)
UBS AG	CAD	858,000	USD	624,120	09/18/2025	—	(1,113)
	NOK	10,714,000	USD	1,061,949	09/18/2025	—	(3,987)
	USD	3,617,394	AUD	5,612,000	09/18/2025	56,377	—
	USD	1,039,847	NZD	1,739,000	09/18/2025	—	(13,361)
	USD	1,819,945	SEK	17,264,000	09/18/2025	5,892	—
						62,269	(18,461)
Unrealized Appreciation (Depreciation)						$248,183	$(521,196)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar

Industry Allocation*
Banks	20.1%
Oil & Gas	7.2
Electric	6.1
Pharmaceuticals	6.1
Insurance	5.8
Food	5.6
Diversified Financial Services	4.9
Mining	4.7
Telecommunications	3.5
Distribution/Wholesale	3.4
Computers	2.3
Real Estate	2.1
Auto Manufacturers	2.1
Retail	2.0
Commercial Services	1.9
Beverages	1.8
Miscellaneous Manufacturing	1.8
Electronics	1.8
Semiconductors	1.6
Engineering & Construction	1.4
Food Service	1.4
Agriculture	1.3
Entertainment	1.2

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Industry Allocation*(continued)
Electrical Components & Equipment	1.2%
Building Materials	0.7
Private Equity	0.7
Short-Term Investments	0.7
Transportation	0.7
Lodging	0.7
Machinery-Diversified	0.6
Internet	0.6
Media	0.6
Forest Products & Paper	0.6
Healthcare-Services	0.6
Gas	0.4
Apparel	0.3
Packaging & Containers	0.3
Hand/Machine Tools	0.3
Advertising	0.2
Biotechnology	0.1
99.4%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Belgium	$692,340	$—	$—	$692,340
Brazil	2,457,823	—	—	2,457,823
Canada	8,086,809	—	—	8,086,809
Guernsey	1,882,090	—	—	1,882,090
Ireland	3,822,114	4,910,043	—	8,732,157
Israel	4,023,106	—	—	4,023,106
Kazakhstan	117,356	—	—	117,356
Marshall Islands	1,200,016	—	—	1,200,016
Netherlands	2,191,426	22,719,416	—	24,910,842
Singapore	1,204,449	11,107,850	—	12,312,299
United Kingdom	11,137,100	73,777,490	—	84,914,590
United States	600,609	—	—	600,609
Other Countries	—	249,927,325	—	249,927,325
Short-Term Investments	2,823,450	—	—	2,823,450
Total Investments at Value	$40,238,688	$362,442,124	$—	$402,680,812
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$248,183	$—	$248,183
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$521,196	$—	$521,196
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Large Cap Core Fund^
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.4%
Apparel — 1.0%
LVMH Moet Hennessy Louis Vuitton SE	10,647	$ 6,273,650
Beverages — 0.2%
PepsiCo, Inc.	10,050	1,493,933
Chemicals — 1.2%
Sherwin-Williams Co.	19,088	6,982,963
Commercial Services — 3.6%
Moody's Corp.	15,556	7,929,827
TransUnion	154,713	13,676,629
		21,606,456
Computers — 8.2%
Accenture PLC, Class A	65,708	17,082,109
Apple, Inc.	132,821	30,833,067
Gartner, Inc.†	8,103	2,035,392
		49,950,568
Cosmetics/Personal Care — 1.3%
L'Oreal SA	17,505	8,147,867
Distribution/Wholesale — 0.9%
Pool Corp.#	17,054	5,298,848
Diversified Financial Services — 9.4%
Brookfield Asset Management, Ltd., Class A	109,900	6,613,926
Charles Schwab Corp.	79,887	7,656,370
CME Group, Inc.	16,879	4,498,422
Mastercard, Inc., Class A	25,307	15,065,004
Visa, Inc., Class A	66,205	23,289,595
		57,123,317
Electric — 2.0%
CMS Energy Corp.	170,569	12,207,623
Electrical Components & Equipment — 3.0%
Eaton Corp. PLC	37,406	13,059,931
Schneider Electric SE	20,309	4,984,459
		18,044,390
Electronics — 7.8%
Amphenol Corp., Class A	158,584	17,263,454
Hubbell, Inc.	31,835	13,720,567
Mettler-Toledo International, Inc.†	5,170	6,726,377
TE Connectivity PLC	48,296	9,973,124
		47,683,522
Food — 0.8%
McCormick & Co., Inc.	69,347	4,879,948
Healthcare-Products — 7.5%
Agilent Technologies, Inc.	92,513	11,625,184
Boston Scientific Corp.†	56,679	5,979,634
Danaher Corp.	41,937	8,631,473
STERIS PLC	53,853	13,197,216
Stryker Corp.	6,600	2,583,306
Thermo Fisher Scientific, Inc.	7,608	3,748,614
		45,765,427
Healthcare-Services — 0.8%
ICON PLC†	26,893	4,785,340
Household Products/Wares — 2.0%
Church & Dwight Co., Inc.	131,602	12,260,042
Security Description	Shares or Principal Amount	Value

Insurance — 3.3%
Aon PLC, Class A	37,028	$ 13,589,276
Marsh & McLennan Cos., Inc.	30,817	6,342,447
		19,931,723
Internet — 4.0%
Alphabet, Inc., Class A	56,026	11,928,496
Tencent Holdings, Ltd.	157,200	12,156,069
		24,084,565
Lodging — 1.9%
Hilton Worldwide Holdings, Inc.	41,202	11,374,224
Machinery-Diversified — 1.6%
Graco, Inc.	46,031	3,930,587
Otis Worldwide Corp.	66,966	5,784,523
		9,715,110
Media — 0.2%
Walt Disney Co.	12,362	1,463,414
Pharmaceuticals — 1.6%
Becton Dickinson & Co.	51,593	9,956,417
REITS — 1.8%
American Tower Corp.	53,639	10,934,310
Retail — 2.8%
Ross Stores, Inc.	55,282	8,135,299
Starbucks Corp.	27,717	2,444,362
TJX Cos., Inc.	48,929	6,684,191
		17,263,852
Semiconductors — 13.3%
Analog Devices, Inc.	17,015	4,276,040
NVIDIA Corp.	322,300	56,138,214
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	72,403	16,715,681
Texas Instruments, Inc.	19,907	4,030,769
		81,160,704
Software — 18.4%
Fiserv, Inc.†	42,175	5,827,742
Microsoft Corp.	178,296	90,340,800
Salesforce, Inc.	50,061	12,828,131
Veeva Systems, Inc., Class A†	11,193	3,013,156
		112,009,829
Transportation — 0.8%
Canadian Pacific Kansas City, Ltd.	62,598	4,769,342
Total Long-Term Investment Securities (cost $427,458,554)		605,167,384

VALIC Company I Large Cap Core Fund^
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.6%
Sovereign — 0.6%
Federal Home Loan Bank Disc. Notes
4.15%, 09/02/2025 (cost $3,630,582)	$3,631,000	$ 3,629,305
TOTAL INVESTMENTS (cost $431,089,136)	100.0%	608,796,689
Other assets less liabilities	0.0	2,806
NET ASSETS	100.0%	$608,799,495
^	Prior to September 29, 2025, the Fund was known as Large Capital Growth Fund.
†	Non-income producing security
#	The security or a portion thereof is out on loan.
At August 31, 2025, the Fund had loaned securities with a total value of $195,126. This was secured by collateral of $201,993 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2025
Federal Farm Credit Bank	0.55%	09/16/2025	$1,381
Federal Home Loan Bank	0.55% to 1.10%	01/20/2026 to 10/13/2026	15,883
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	1,379
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	7,557
United States Treasury Notes/Bonds	0.00% to 4.75%	10/15/2025 to 08/15/2055	175,793
ADR—American Depositary Receipt
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$—	$6,273,650	$—	$6,273,650
Cosmetics/Personal Care	—	8,147,867	—	8,147,867
Electrical Components & Equipment	13,059,931	4,984,459	—	18,044,390
Internet	11,928,496	12,156,069	—	24,084,565
Other Industries	548,616,912	—	—	548,616,912
Short-Term Investments	—	3,629,305	—	3,629,305
Total Investments at Value	$573,605,339	$35,191,350	$—	$608,796,689
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.8%
Aerospace/Defense — 1.3%
AeroVironment, Inc.†	26,682	$ 6,439,701
ATI, Inc.†	118,246	9,168,795
Curtiss-Wright Corp.	31,592	15,105,715
Hexcel Corp.	67,291	4,249,426
		34,963,637
Agriculture — 0.2%
Darling Ingredients, Inc.†	132,395	4,496,134
Airlines — 0.5%
Alaska Air Group, Inc.†	101,754	6,388,116
American Airlines Group, Inc.†	552,818	7,391,177
		13,779,293
Apparel — 0.9%
Capri Holdings, Ltd.†	98,650	2,031,203
Columbia Sportswear Co.	25,728	1,433,564
Crocs, Inc.#†	46,908	4,090,378
PVH Corp.	40,093	3,380,642
Skechers USA, Inc., Class A†	109,211	6,889,030
Under Armour, Inc., Class A#†	155,563	777,815
Under Armour, Inc., Class C#†	94,938	467,095
VF Corp.#	277,039	4,191,600
		23,261,327
Auto Parts & Equipment — 0.9%
Autoliv, Inc.	59,615	7,396,433
Gentex Corp.	188,336	5,275,291
Goodyear Tire & Rubber Co.#†	238,053	2,018,690
Lear Corp.	44,773	4,925,030
Visteon Corp.	22,740	2,818,850
		22,434,294
Banks — 6.7%
Associated Banc-Corp.	136,552	3,682,807
Bank OZK	88,453	4,641,129
Cadence Bank	133,378	5,020,348
Columbia Banking System, Inc.	251,504	6,732,762
Comerica, Inc.	110,153	7,774,599
Commerce Bancshares, Inc.	101,777	6,304,067
Cullen/Frost Bankers, Inc.	53,888	6,953,169
East West Bancorp, Inc.	115,528	12,146,614
First Financial Bankshares, Inc.	107,695	4,003,023
First Horizon Corp.	425,174	9,608,932
FNB Corp.	301,362	5,029,732
Glacier Bancorp, Inc.	99,131	4,872,289
Hancock Whitney Corp.	71,690	4,510,735
Home BancShares, Inc.	153,733	4,575,094
International Bancshares Corp.	44,630	3,192,830
Old National Bancorp	272,873	6,246,063
Pinnacle Financial Partners, Inc.	64,438	6,264,662
Prosperity Bancshares, Inc.	79,843	5,519,547
SouthState Bank Corp.	82,522	8,422,195
Synovus Financial Corp.	116,522	6,013,700
Texas Capital Bancshares, Inc.†	38,345	3,319,527
UMB Financial Corp.	59,819	7,291,936
United Bankshares, Inc.	118,638	4,548,581
Valley National Bancorp	400,640	4,190,694
Webster Financial Corp.	141,013	8,773,829
Western Alliance Bancorp	91,370	8,182,184
Wintrust Financial Corp.	56,102	7,702,244
Zions Bancorp NA	123,697	7,175,663
		172,698,955
Security Description	Shares or Principal Amount	Value

Beverages — 0.6%
Boston Beer Co., Inc., Class A†	6,903	$ 1,526,184
Celsius Holdings, Inc.†	131,787	8,286,767
Coca-Cola Consolidated, Inc.	49,127	5,759,649
		15,572,600
Biotechnology — 2.4%
BioMarin Pharmaceutical, Inc.†	160,751	9,366,961
Bio-Rad Laboratories, Inc., Class A†	15,569	4,637,694
Cytokinetics, Inc.†	99,849	3,527,665
Exelixis, Inc.†	228,590	8,553,838
Halozyme Therapeutics, Inc.†	103,287	7,555,444
Illumina, Inc.†	132,691	13,263,792
Roivant Sciences, Ltd.†	352,256	4,202,414
United Therapeutics Corp.†	37,810	11,522,976
		62,630,784
Building Materials — 2.1%
AAON, Inc.#	56,551	4,690,905
Eagle Materials, Inc.	27,903	6,442,803
Fortune Brands Innovations, Inc.	100,805	5,899,109
Knife River Corp.#†	47,374	3,837,294
Louisiana-Pacific Corp.	51,870	4,933,356
Owens Corning	71,293	10,706,070
Simpson Manufacturing Co., Inc.	35,061	6,700,858
Trex Co., Inc.†	89,859	5,538,010
UFP Industries, Inc.	50,590	5,108,072
		53,856,477
Chemicals — 1.5%
Ashland, Inc.	38,240	2,147,176
Avient Corp.	76,352	2,855,565
Axalta Coating Systems, Ltd.†	183,162	5,725,644
Cabot Corp.	44,910	3,662,860
NewMarket Corp.	6,322	5,228,041
Olin Corp.	96,227	2,276,731
RPM International, Inc.	107,647	13,489,245
Westlake Corp.	28,005	2,459,399
		37,844,661
Commercial Services — 3.9%
API Group Corp.†	306,311	10,929,177
Avis Budget Group, Inc.#†	14,212	2,248,765
Brink's Co.	35,128	3,935,741
Euronet Worldwide, Inc.†	33,946	3,163,428
FTI Consulting, Inc.†	28,197	4,755,142
Graham Holdings Co., Class B	2,835	3,078,952
Grand Canyon Education, Inc.†	23,420	4,720,769
GXO Logistics, Inc.†	95,837	5,045,818
H&R Block, Inc.	112,194	5,648,968
Insperity, Inc.	29,614	1,635,285
ManpowerGroup, Inc.	38,962	1,651,989
Morningstar, Inc.	22,309	5,854,328
Paylocity Holding Corp.†	36,110	6,471,995
RB Global, Inc.	155,232	17,780,273
Service Corp. International	119,328	9,456,744
Shift4 Payments, Inc., Class A#†	56,519	5,111,013
Valvoline, Inc.†	106,350	4,124,253
WEX, Inc.†	28,678	4,913,975
		100,526,615
Computers — 3.6%
ASGN, Inc.†	36,535	1,982,024
CACI International, Inc., Class A†	18,433	8,842,679
Crane NXT Co.#	41,495	2,478,496

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
ExlService Holdings, Inc.†	136,373	$ 5,970,410
Genpact, Ltd.	134,857	6,114,416
KBR, Inc.	108,716	5,485,809
Kyndryl Holdings, Inc.†	195,050	6,200,640
Lumentum Holdings, Inc.#†	58,173	7,725,956
Maximus, Inc.	47,144	4,144,900
Okta, Inc.†	140,118	12,998,747
Parsons Corp.#†	39,265	3,145,127
Pure Storage, Inc., Class A†	260,508	20,218,026
Qualys, Inc.†	30,390	4,127,266
Science Applications International Corp.	39,489	4,647,855
		94,082,351
Cosmetics/Personal Care — 0.4%
Coty, Inc., Class A†	308,019	1,318,321
e.l.f. Beauty, Inc.#†	47,275	5,909,375
Perrigo Co. PLC	115,348	2,738,362
		9,966,058
Distribution/Wholesale — 1.2%
Core & Main, Inc., Class A†	158,764	10,275,206
Watsco, Inc.	29,241	11,765,993
WESCO International, Inc.	37,227	8,183,984
		30,225,183
Diversified Financial Services — 3.4%
Affiliated Managers Group, Inc.	23,820	5,355,212
Ally Financial, Inc.	231,733	9,512,640
Evercore, Inc., Class A	30,137	9,690,552
Federated Hermes, Inc.	63,042	3,347,530
Hamilton Lane, Inc., Class A	36,317	5,605,166
Houlihan Lokey, Inc.	45,088	8,983,784
Janus Henderson Group PLC	105,536	4,677,356
Jefferies Financial Group, Inc.	136,582	8,857,343
SEI Investments Co.	79,304	7,000,957
SLM Corp.	175,846	5,500,463
Stifel Financial Corp.	86,108	9,927,391
Voya Financial, Inc.	80,716	6,060,964
Western Union Co.#	273,759	2,373,491
		86,892,849
Electric — 1.9%
ALLETE, Inc.	48,341	3,101,075
Black Hills Corp.	60,610	3,625,084
IDACORP, Inc.	45,272	5,663,527
Northwestern Energy Group, Inc.	51,224	2,945,892
OGE Energy Corp.	168,759	7,536,777
Ormat Technologies, Inc.	48,238	4,432,590
Portland General Electric Co.	91,554	3,916,680
Talen Energy Corp.†	38,119	14,444,052
TXNM Energy, Inc.	77,549	4,392,375
		50,058,052
Electrical Components & Equipment — 1.2%
Acuity, Inc.	25,654	8,375,261
Belden, Inc.	33,056	4,303,891
EnerSys	33,033	3,390,837
Littelfuse, Inc.	20,709	5,380,820
Novanta, Inc.†	30,228	3,518,842
Universal Display Corp.	37,026	5,131,433
		30,101,084
Security Description	Shares or Principal Amount	Value

Electronics — 3.1%
Arrow Electronics, Inc.†	43,467	$ 5,491,186
Avnet, Inc.	70,019	3,820,937
Coherent Corp.†	130,294	11,787,698
Flex, Ltd.†	321,126	17,218,776
nVent Electric PLC	138,002	12,474,001
Sensata Technologies Holding PLC	122,382	3,982,310
TD SYNNEX Corp.	62,607	9,270,219
Vontier Corp.	123,917	5,317,278
Woodward, Inc.	49,875	12,310,148
		81,672,553
Energy - Alternate Sources — 0.3%
NEXTracker, Inc., Class A†	120,461	8,102,207
Engineering & Construction — 3.3%
AECOM	110,898	13,850,051
Comfort Systems USA, Inc.	29,502	20,751,117
EMCOR Group, Inc.	37,517	23,260,540
Exponent, Inc.	42,680	3,046,499
Fluor Corp.†	138,005	5,660,965
MasTec, Inc.†	51,390	9,337,049
TopBuild Corp.#†	23,820	10,022,503
		85,928,724
Entertainment — 0.9%
Churchill Downs, Inc.	60,546	6,280,437
Light & Wonder, Inc.#†	70,728	6,540,218
Marriott Vacations Worldwide Corp.#	26,614	2,079,884
Vail Resorts, Inc.#	31,276	5,123,009
Warner Music Group Corp., Class A	122,043	4,070,134
		24,093,682
Environmental Control — 0.7%
Clean Harbors, Inc.†	42,217	10,225,380
Tetra Tech, Inc.	220,874	8,044,231
		18,269,611
Food — 2.5%
Marzetti Company	16,191	2,956,477
Albertsons Cos., Inc., Class A	337,825	6,574,074
Flowers Foods, Inc.	163,574	2,460,153
Ingredion, Inc.	53,907	6,983,113
Performance Food Group Co.†	130,839	13,267,074
Pilgrim's Pride Corp.	33,915	1,507,522
Post Holdings, Inc.†	37,754	4,271,865
Sprouts Farmers Market, Inc.†	82,028	11,528,215
US Foods Holding Corp.†	193,923	15,048,425
		64,596,918
Food Service — 0.3%
Aramark	219,674	8,591,450
Gas — 1.1%
National Fuel Gas Co.	75,735	6,569,254
New Jersey Resources Corp.	83,917	3,968,435
ONE Gas, Inc.	50,348	3,851,622
Southwest Gas Holdings, Inc.	50,522	4,035,697
Spire, Inc.	49,346	3,779,904
UGI Corp.	179,749	6,226,505
		28,431,417
Hand/Machine Tools — 0.7%
Lincoln Electric Holdings, Inc.	46,795	11,353,871
MSA Safety, Inc.	32,941	5,619,734
		16,973,605

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products — 1.9%
Avantor, Inc.†	571,190	$ 7,693,929
Bruker Corp.	92,708	3,150,218
Dentsply Sirona, Inc.	167,583	2,396,437
Envista Holdings Corp.†	141,469	2,996,313
Globus Medical, Inc., Class A†	94,665	5,800,125
Haemonetics Corp.†	42,154	2,299,079
Lantheus Holdings, Inc.†	58,073	3,188,208
LivaNova PLC†	45,774	2,580,280
Masimo Corp.†	37,702	5,267,347
Penumbra, Inc.†	32,461	8,850,167
Repligen Corp.†	43,776	5,354,680
		49,576,783
Healthcare-Services — 2.2%
Acadia Healthcare Co., Inc.†	77,512	1,779,676
Chemed Corp.	12,258	5,613,551
Encompass Health Corp.	84,490	10,287,502
Ensign Group, Inc.	47,838	8,217,612
HealthEquity, Inc.†	72,616	6,486,787
Medpace Holdings, Inc.†	19,756	9,394,176
Sotera Health Co.†	128,904	2,110,158
Tenet Healthcare Corp.†	77,858	14,351,565
		58,241,027
Home Builders — 1.0%
KB Home	60,286	3,831,175
Taylor Morrison Home Corp.†	84,112	5,666,626
Thor Industries, Inc.#	44,555	4,883,228
Toll Brothers, Inc.	83,350	11,585,650
		25,966,679
Home Furnishings — 0.9%
Dolby Laboratories, Inc., Class A	51,317	3,678,403
Somnigroup International, Inc.#	173,092	14,531,073
Whirlpool Corp.#	46,539	4,335,108
		22,544,584
Housewares — 0.1%
Scotts Miracle-Gro Co.	36,335	2,224,429
Insurance — 4.6%
American Financial Group, Inc.	60,206	8,179,587
Brighthouse Financial, Inc.†	48,180	2,276,987
CNO Financial Group, Inc.	82,736	3,265,590
Essent Group, Ltd.	84,954	5,330,014
Fidelity National Financial, Inc.	218,699	13,093,509
First American Financial Corp.	86,233	5,691,378
Hanover Insurance Group, Inc.	30,087	5,219,493
Kemper Corp.	50,643	2,716,997
Kinsale Capital Group, Inc.	18,563	8,491,644
MGIC Investment Corp.	198,956	5,536,945
Old Republic International Corp.	190,604	7,618,442
Primerica, Inc.	27,543	7,418,432
Reinsurance Group of America, Inc.	55,395	10,790,392
RenaissanceRe Holdings, Ltd.	45,611	11,083,017
RLI Corp.	69,924	4,735,953
Ryan Specialty Holdings, Inc.	90,167	5,097,140
Selective Insurance Group, Inc.	50,818	3,975,492
Unum Group	134,462	9,393,515
		119,914,527
Internet — 0.8%
Chewy, Inc., Class A†	183,960	7,535,001
Security Description	Shares or Principal Amount	Value

Internet (continued)
Hims & Hers Health, Inc.#†	164,345	$ 6,960,011
Maplebear, Inc.#†	137,689	5,971,572
		20,466,584
Iron/Steel — 1.3%
Carpenter Technology Corp.	41,726	10,050,959
Cleveland-Cliffs, Inc.#†	405,731	4,361,608
Commercial Metals Co.	94,685	5,460,484
Reliance, Inc.	44,080	13,032,693
		32,905,744
Leisure Time — 0.7%
Brunswick Corp.	54,892	3,490,582
Harley-Davidson, Inc.	91,944	2,677,409
Planet Fitness, Inc., Class A†	70,286	7,365,973
Polaris, Inc.#	44,418	2,513,171
YETI Holdings, Inc.†	69,652	2,448,964
		18,496,099
Lodging — 0.9%
Boyd Gaming Corp.	51,100	4,387,446
Choice Hotels International, Inc.#	18,573	2,220,960
Hilton Grand Vacations, Inc.#†	53,383	2,536,760
Hyatt Hotels Corp., Class A	35,133	5,068,989
Travel & Leisure Co.	55,501	3,508,218
Wyndham Hotels & Resorts, Inc.	64,526	5,588,597
		23,310,970
Machinery-Construction & Mining — 0.9%
BWX Technologies, Inc.	76,581	12,409,185
Oshkosh Corp.	53,959	7,520,266
Terex Corp.	54,731	2,733,266
		22,662,717
Machinery-Diversified — 3.7%
AGCO Corp.	51,885	5,613,438
Applied Industrial Technologies, Inc.	31,924	8,414,528
Chart Industries, Inc.†	37,666	7,509,094
CNH Industrial NV	733,111	8,394,121
Cognex Corp.	140,708	6,182,710
Crane Co.	40,967	7,591,185
Esab Corp.	47,753	5,509,264
Flowserve Corp.	109,580	5,880,063
Graco, Inc.	140,095	11,962,712
Middleby Corp.†	44,830	6,134,985
Regal Rexnord Corp.	55,604	8,303,345
Toro Co.	83,671	6,782,371
Watts Water Technologies, Inc., Class A	22,986	6,364,823
		94,642,639
Media — 0.5%
New York Times Co., Class A	136,018	8,139,317
Nexstar Media Group, Inc.	23,730	4,853,497
		12,992,814
Metal Fabricate/Hardware — 1.5%
Advanced Drainage Systems, Inc.	59,180	8,520,144
Mueller Industries, Inc.	92,749	8,898,339
RBC Bearings, Inc.†	26,274	10,245,809
Timken Co.	53,268	4,113,888
Valmont Industries, Inc.	16,824	6,176,427
		37,954,607

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining — 0.6%
Alcoa Corp.	217,003	$ 6,985,327
Royal Gold, Inc.	55,168	9,907,069
		16,892,396
Miscellaneous Manufacturing — 1.7%
Carlisle Cos., Inc.	36,173	13,958,799
Donaldson Co., Inc.	100,183	7,981,579
Fabrinet†	30,034	9,949,964
ITT, Inc.	65,968	11,231,052
		43,121,394
Oil & Gas — 2.8%
Antero Resources Corp.†	244,673	7,809,962
Chord Energy Corp.	48,386	5,317,138
Civitas Resources, Inc.	71,499	2,629,733
CNX Resources Corp.†	120,801	3,527,389
HF Sinclair Corp.	134,240	6,830,131
Matador Resources Co.	97,510	4,910,604
Murphy Oil Corp.#	111,895	2,781,710
Ovintiv, Inc.	217,783	9,173,020
PBF Energy, Inc., Class A	82,251	2,247,097
Permian Resources Corp.	534,572	7,639,034
Range Resources Corp.	200,313	6,864,727
Valaris, Ltd.#†	54,517	2,707,859
Viper Energy, Inc., Class A	142,877	5,692,934
Weatherford International PLC	60,679	3,865,556
		71,996,894
Oil & Gas Services — 0.2%
NOV, Inc.	314,364	4,177,898
Packaging & Containers — 1.2%
AptarGroup, Inc.	55,357	7,709,569
Crown Holdings, Inc.	96,448	9,585,002
Graphic Packaging Holding Co.	252,872	5,631,460
Greif, Inc., Class A	21,914	1,431,203
Silgan Holdings, Inc.	67,903	3,186,009
Sonoco Products Co.	82,474	3,896,897
		31,440,140
Pharmaceuticals — 1.3%
BellRing Brands, Inc.†	106,282	4,362,876
Elanco Animal Health, Inc.†	417,192	7,655,473
Jazz Pharmaceuticals PLC†	51,662	6,599,820
Neurocrine Biosciences, Inc.†	82,956	11,580,658
Option Care Health, Inc.†	136,954	3,927,841
		34,126,668
Pipelines — 0.5%
Antero Midstream Corp.	280,958	4,998,243
DT Midstream, Inc.	85,156	8,871,552
		13,869,795
Private Equity — 0.4%
Carlyle Group, Inc.	178,600	11,530,416
Real Estate — 0.5%
Jones Lang LaSalle, Inc.†	39,794	12,159,853
REITS — 7.0%
Agree Realty Corp.#	92,043	6,695,208
American Homes 4 Rent, Class A	266,381	9,541,767
Annaly Capital Management, Inc.	507,199	10,747,547
Brixmor Property Group, Inc.	256,546	7,180,723
COPT Defense Properties	94,833	2,729,294
Security Description	Shares or Principal Amount	Value

REITS (continued)
Cousins Properties, Inc.	140,425	$ 4,141,133
CubeSmart	191,076	7,818,830
EastGroup Properties, Inc.	43,957	7,453,349
EPR Properties	63,900	3,466,575
Equity LifeStyle Properties, Inc.	160,260	9,662,075
First Industrial Realty Trust, Inc.	110,967	5,836,864
Gaming & Leisure Properties, Inc.	230,371	11,060,112
Healthcare Realty Trust, Inc.#	294,363	5,116,029
Independence Realty Trust, Inc.	195,036	3,532,102
Kilroy Realty Corp.#	89,000	3,701,510
Kite Realty Group Trust	183,908	4,196,781
Lamar Advertising Co., Class A	73,738	9,383,160
National Storage Affiliates Trust	58,657	1,890,515
NNN REIT, Inc.	157,545	6,760,256
Omega Healthcare Investors, Inc.	242,577	10,326,503
Park Hotels & Resorts, Inc.	166,573	1,958,898
PotlatchDeltic Corp.	60,196	2,530,038
Rayonier, Inc.	117,571	3,089,766
Rexford Industrial Realty, Inc.#	197,925	8,196,074
Sabra Health Care REIT, Inc.	198,761	3,798,323
STAG Industrial, Inc.	156,402	5,763,414
Starwood Property Trust, Inc.	290,597	5,890,401
Vornado Realty Trust	139,900	5,320,397
WP Carey, Inc.	183,551	12,316,272
		180,103,916
Retail — 5.8%
Abercrombie & Fitch Co., Class A†	39,838	3,726,048
AutoNation, Inc.†	20,831	4,563,655
Bath & Body Works, Inc.	178,443	5,212,320
BJ's Wholesale Club Holdings, Inc.†	110,689	10,812,102
Burlington Stores, Inc.†	52,800	15,347,904
Casey's General Stores, Inc.	31,114	15,386,495
Cava Group, Inc.#†	68,753	4,644,265
Dick's Sporting Goods, Inc.	47,346	10,075,229
FirstCash Holdings, Inc.	32,319	4,759,619
Five Below, Inc.†	46,149	6,696,220
Floor & Decor Holdings, Inc., Class A†	90,198	7,389,020
GameStop Corp., Class A†	341,194	7,646,158
Gap, Inc.	186,851	4,112,590
Lithia Motors, Inc.	21,820	7,346,358
Macy's, Inc.#	232,587	3,077,126
MSC Industrial Direct Co., Inc., Class A	37,244	3,360,526
Murphy USA, Inc.	15,070	5,673,855
Ollie's Bargain Outlet Holdings, Inc.†	51,469	6,528,328
Penske Automotive Group, Inc.	15,458	2,850,610
RH†	12,658	2,856,531
Texas Roadhouse, Inc.	55,609	9,595,333
Wendy's Co.#	135,297	1,435,501
Wingstop, Inc.	23,389	7,674,399
		150,770,192
Savings & Loans — 0.1%
Flagstar Financial, Inc.#	253,071	3,244,370
Semiconductors — 2.4%
Allegro MicroSystems, Inc.†	109,725	3,385,016
Amkor Technology, Inc.	95,392	2,307,533
Cirrus Logic, Inc.†	44,516	5,083,282
Entegris, Inc.	126,907	10,627,192
IPG Photonics Corp.†	22,146	1,811,986
Lattice Semiconductor Corp.†	115,262	7,651,092
MACOM Technology Solutions Holdings, Inc.†	49,885	6,392,763
MKS, Inc.	56,221	5,809,878

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Onto Innovation, Inc.†	40,909	$ 4,336,354
Power Integrations, Inc.	47,254	2,131,155
Rambus, Inc.†	90,035	6,641,882
Silicon Laboratories, Inc.†	27,372	3,677,428
Synaptics, Inc.†	32,312	2,257,316
		62,112,877
Software — 4.4%
Appfolio, Inc., Class A†	19,309	5,355,930
BILL Holdings, Inc.†	79,572	3,693,732
Blackbaud, Inc.†	31,580	2,106,702
Commvault Systems, Inc.†	36,987	6,903,438
Concentrix Corp.#	38,493	2,030,891
DocuSign, Inc.†	169,743	13,012,498
Doximity, Inc., Class A†	111,904	7,602,758
Dropbox, Inc., Class A†	164,294	4,774,384
Duolingo, Inc.†	32,909	9,802,275
Dynatrace, Inc.†	251,310	12,716,286
Guidewire Software, Inc.†	70,311	15,258,893
Manhattan Associates, Inc.†	50,893	10,964,388
Pegasystems, Inc.	74,448	4,035,826
Twilio, Inc., Class A†	127,975	13,515,440
ZoomInfo Technologies, Inc.†	218,260	2,379,034
		114,152,475
Telecommunications — 1.0%
Ciena Corp.†	119,150	11,196,525
EchoStar Corp., Class A#†	112,478	6,950,016
Frontier Communications Parent, Inc.†	186,689	6,922,428
Iridium Communications, Inc.	90,290	2,247,318
		27,316,287
Toys/Games/Hobbies — 0.2%
Mattel, Inc.†	270,439	4,949,034
Transportation — 1.6%
Kirby Corp.†	46,940	4,562,568
Knight-Swift Transportation Holdings, Inc.	135,834	5,963,113
Landstar System, Inc.	29,220	3,866,683
Ryder System, Inc.	34,653	6,498,130
Saia, Inc.†	22,325	6,618,469
XPO, Inc.†	98,748	12,807,616
		40,316,579
Security Description	Shares or Principal Amount	Value

Trucking & Leasing — 0.2%
GATX Corp.	29,902	$ 5,032,806
Water — 0.3%
Essential Utilities, Inc.	216,187	8,541,548
Total Long-Term Investment Securities (cost $1,831,351,433)		2,557,806,262
SHORT-TERM INVESTMENTS — 2.2%
Unaffiliated Investment Companies — 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23%(1)	25,982,683	25,982,683
State Street Navigator Securities Lending Government Money Market Portfolio 4.31%(1)(2)	31,488,566	31,488,566
Total Short-Term Investments (cost $57,471,249)		57,471,249
TOTAL INVESTMENTS (cost $1,888,822,682)	101.0%	2,615,277,511
Other assets less liabilities	(1.0)	(27,142,844)
NET ASSETS	100.0%	$2,588,134,667
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of August 31, 2025.
(2)	At August 31, 2025, the Fund had loaned securities with a total value of $92,424,147. This was secured by collateral of $31,488,566, which was received in cash and subsequently invested in short-term investments currently valued at $31,488,566 as reported in the Portfolio of Investments. Additional collateral of $64,158,669 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2025
Federal Farm Credit Bank	0.55%	09/16/2025	$78,735
Federal Home Loan Bank	0.55% to 1.10%	01/20/2026 to 10/13/2026	905,639
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	78,611
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	430,891
United States Treasury Bills	0.00%	10/09/2025 to 04/16/2026	5,481,894
United States Treasury Notes/Bonds	0.00% to 5.38%	09/30/2025 to 08/15/2055	57,182,899

Contracts For Difference Swaps
Counterparty	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Diversified Financial Services
HSBC Holdings	Western Union Co.	3,764	4.73%	Monthly	02/09/2028	$ 30,262	$ 2,371	$ 2,371
Insurance
BNP Paribas	Equitable Holdings Inc	255,840	4.53	Monthly	05/24/2027	13,789,776	(163,737)	(163,737)
Banks
HSBC Holdings	Cadence Bank	23,528	4.73	Monthly	02/09/2028	806,540	79,054	79,054
							$(82,312)	$(82,312)

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
51	Long	S&P Mid Cap 400 E-Mini Index	September 2025	$16,547,752	$16,618,350	$70,598
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,557,806,262	$—	$—	$2,557,806,262
Short-Term Investments	57,471,249	—	—	57,471,249
Total Investments at Value	$2,615,277,511	$—	$—	$2,615,277,511
Other Financial Instruments:†
Swaps	$—	$81,425	$—	$81,425
Futures Contracts	70,598	—	—	70,598
Total Other Financial Instruments	$70,598	$81,425	$—	$152,023
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$163,737	$—	$163,737
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.7%
Advertising — 0.6%
Trade Desk, Inc., Class A†	136,875	$ 7,481,588
Aerospace/Defense — 4.9%
AeroVironment, Inc.†	39,794	9,604,282
HEICO Corp.	39,230	12,240,545
Howmet Aerospace, Inc.	119,810	20,858,921
Leonardo DRS, Inc.	336,255	14,008,383
Rocket Lab Corp.#†	106,935	5,197,041
Standardaero, Inc.†	91,404	2,421,292
		64,330,464
Airlines — 0.5%
Ryanair Holdings PLC ADR	108,000	6,854,760
Apparel — 1.1%
Gildan Activewear, Inc.#	143,702	7,846,129
On Holding AG, Class A†	157,954	7,120,567
		14,966,696
Auto Manufacturers — 0.5%
PACCAR, Inc.	71,709	7,169,466
Banks — 0.6%
Western Alliance Bancorp	83,840	7,507,872
Biotechnology — 2.7%
Argenx SE ADR†	6,567	4,677,017
Corteva, Inc.	96,580	7,165,270
Illumina, Inc.†	24,764	2,475,410
Insmed, Inc.†	108,124	14,715,677
Revolution Medicines, Inc.†	47,156	1,790,513
Royalty Pharma PLC, Class A	110,942	3,991,693
		34,815,580
Building Materials — 0.2%
Martin Marietta Materials, Inc.	3,410	2,101,924
Commercial Services — 5.1%
API Group Corp.†	238,406	8,506,326
Cimpress PLC†	38,286	2,416,421
Global Payments, Inc.	29,104	2,585,017
Quanta Services, Inc.	33,432	12,635,959
RB Global, Inc.	56,183	6,435,201
Rentokil Initial PLC	332,183	1,643,994
Rentokil Initial PLC ADR#	141,412	3,491,462
Toast, Inc., Class A†	187,305	8,447,455
TransUnion	40,524	3,582,322
UL Solutions, Inc.#	28,871	1,823,781
Verisk Analytics, Inc.	23,475	6,294,117
WEX, Inc.†	54,426	9,325,895
		67,187,950
Computers — 2.8%
Amdocs, Ltd.	57,745	4,941,239
Parsons Corp.†	114,070	9,137,007
SailPoint, Inc.#†	420,173	8,672,371
Zscaler, Inc.†	51,620	14,301,321
		37,051,938
Cosmetics/Personal Care — 0.9%
e.l.f. Beauty, Inc.#†	95,844	11,980,500
Diversified Financial Services — 4.9%
Ameriprise Financial, Inc.	26,031	13,401,019
Blue Owl Capital, Inc.	414,730	7,680,799
Cboe Global Markets, Inc.	11,647	2,748,110
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Charles Schwab Corp.	43,950	$ 4,212,168
Coinbase Global, Inc., Class A†	28,720	8,746,389
LPL Financial Holdings, Inc.	31,402	11,445,401
Rocket Cos., Inc., Class A#	433,594	7,704,965
Tradeweb Markets, Inc., Class A	71,383	8,805,807
		64,744,658
Electric — 3.3%
Alliant Energy Corp.	140,932	9,170,445
Ameren Corp.	66,053	6,590,768
DTE Energy Co.	43,686	5,969,692
Vistra Corp.	115,079	21,762,590
		43,493,495
Electrical Components & Equipment — 0.8%
Emerson Electric Co.	80,594	10,638,408
Electronics — 3.8%
Celestica, Inc.†	36,955	7,196,986
Flex, Ltd.†	316,816	16,987,674
Fortive Corp.	67,253	3,218,729
Garmin, Ltd.	49,755	12,031,754
Sensata Technologies Holding PLC	192,534	6,265,056
TE Connectivity PLC	18,241	3,766,767
		49,466,966
Engineering & Construction — 0.8%
Comfort Systems USA, Inc.	15,420	10,846,120
Entertainment — 2.6%
DraftKings, Inc., Class A†	313,885	15,060,202
Entain PLC	243,308	2,890,217
Live Nation Entertainment, Inc.†	99,561	16,575,911
		34,526,330
Environmental Control — 1.4%
Clean Harbors, Inc.†	25,080	6,074,627
Veralto Corp.	33,952	3,605,363
Waste Connections, Inc.	44,280	8,183,386
		17,863,376
Food Service — 0.6%
Aramark	200,665	7,848,008
Healthcare-Products — 6.7%
Boston Scientific Corp.†	102,019	10,763,004
Cooper Cos., Inc.†	27,634	1,862,393
Globus Medical, Inc., Class A†	44,111	2,702,681
ICU Medical, Inc.†	26,686	3,406,735
IDEXX Laboratories, Inc.†	13,937	9,018,493
Insulet Corp.†	34,698	11,793,156
Lantheus Holdings, Inc.†	22,234	1,220,647
Natera, Inc.†	62,366	10,493,080
Penumbra, Inc.†	31,562	8,605,064
Revvity, Inc.#	110,170	9,927,419
STERIS PLC	14,968	3,668,058
Teleflex, Inc.	64,898	8,203,756
Waters Corp.†	18,353	5,538,935
		87,203,421
Healthcare-Services — 1.4%
Ensign Group, Inc.	33,925	5,827,636
Tenet Healthcare Corp.†	67,138	12,375,548
		18,203,184

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Home Builders — 0.8%
D.R. Horton, Inc.	59,163	$ 10,026,945
Insurance — 3.2%
Arthur J. Gallagher & Co.	33,059	10,008,612
Intact Financial Corp.	67,628	13,543,327
MGIC Investment Corp.	240,914	6,704,637
W.R. Berkley Corp.	101,219	7,256,390
Willis Towers Watson PLC	12,335	4,030,955
		41,543,921
Internet — 4.3%
CDW Corp.	30,335	4,997,995
DoorDash, Inc., Class A†	25,840	6,337,260
GoDaddy, Inc., Class A†	32,278	4,787,150
Reddit, Inc., Class A†	84,719	19,068,552
Robinhood Markets, Inc., Class A†	160,448	16,691,405
Wayfair, Inc., Class A†	43,085	3,214,141
Ziff Davis, Inc.†	36,055	1,377,662
		56,474,165
Iron/Steel — 0.6%
Carpenter Technology Corp.	30,796	7,418,140
Leisure Time — 2.4%
Royal Caribbean Cruises, Ltd.	85,725	31,137,035
Lodging — 1.6%
Hilton Worldwide Holdings, Inc.	77,810	21,480,229
Machinery-Construction & Mining — 1.0%
Vertiv Holdings Co., Class A	101,247	12,914,055
Machinery-Diversified — 0.5%
Ingersoll Rand, Inc.	89,884	7,139,486
Media — 0.8%
Liberty Media Corp.-Liberty Formula One, Class A†	13,908	1,253,389
Liberty Media Corp.-Liberty Formula One, Class C†	98,247	9,814,875
		11,068,264
Miscellaneous Manufacturing — 2.4%
Axon Enterprise, Inc.†	11,535	8,619,990
Parker-Hannifin Corp.	15,985	12,138,210
Teledyne Technologies, Inc.†	20,137	10,837,129
		31,595,329
Pharmaceuticals — 2.3%
Ascendis Pharma A/S ADR†	18,322	3,559,415
Cencora, Inc.	60,555	17,658,443
Dexcom, Inc.†	97,061	7,312,576
Vaxcyte, Inc.†	61,552	1,895,186
		30,425,620
Pipelines — 1.9%
Cheniere Energy, Inc.	53,935	13,042,562
ONEOK, Inc.	24,088	1,839,841
Targa Resources Corp.	55,820	9,364,363
		24,246,766
Real Estate — 0.7%
CoStar Group, Inc.†	76,975	6,888,493
FirstService Corp.	9,639	1,939,367
		8,827,860
Security Description	Shares or Principal Amount	Value

REITS — 0.6%
Lamar Advertising Co., Class A	42,410	$ 5,396,673
Lineage, Inc.	48,642	2,038,586
		7,435,259
Retail — 7.2%
Burlington Stores, Inc.†	11,007	3,199,515
CarMax, Inc.†	73,548	4,512,170
Carvana Co.†	40,660	15,122,267
Cava Group, Inc.†	121,643	8,216,985
Darden Restaurants, Inc.	38,956	8,061,555
Dollar Tree, Inc.†	27,072	2,955,450
Ferguson Enterprises, Inc.	55,110	12,738,676
O'Reilly Automotive, Inc.†	112,315	11,644,819
QXO, Inc.#†	267,975	5,394,337
Texas Roadhouse, Inc.	62,910	10,855,120
Wingstop, Inc.	36,116	11,850,382
		94,551,276
Semiconductors — 5.8%
Astera Labs, Inc.†	127,654	23,258,559
KLA Corp.	4,028	3,512,416
Microchip Technology, Inc.	198,840	12,924,600
Monolithic Power Systems, Inc.	23,432	19,583,529
NXP Semiconductors NV	37,999	8,924,065
ON Semiconductor Corp.†	150,014	7,439,194
		75,642,363
Software — 14.0%
AppLovin Corp., Class A†	33,459	16,013,143
Broadridge Financial Solutions, Inc.	34,915	8,924,972
Cloudflare, Inc., Class A†	124,983	26,085,202
Constellation Software, Inc.	6,112	20,250,976
Dayforce, Inc.†	130,192	9,083,496
Descartes Systems Group, Inc.†	20,632	2,062,168
Duolingo, Inc.†	9,898	2,948,218
Dynatrace, Inc.†	51,264	2,593,959
Elastic NV†	88,666	7,541,930
Guidewire Software, Inc.†	35,205	7,640,189
Monday.com, Ltd.†	25,566	4,934,238
PTC, Inc.†	40,730	8,695,855
ROBLOX Corp., Class A†	113,520	14,143,457
Samsara, Inc., Class A†	279,750	10,110,165
SentinelOne, Inc., Class A†	389,131	7,339,011
Snowflake, Inc.†	52,465	12,521,297
SS&C Technologies Holdings, Inc.	184,668	16,372,665
Take-Two Interactive Software, Inc.†	16,630	3,879,280
Topicus.com, Inc.†	21,255	2,639,096
		183,779,317
Transportation — 1.4%
C.H. Robinson Worldwide, Inc.	54,128	6,966,274
JB Hunt Transport Services, Inc.	56,061	8,128,284
TFI International, Inc.	37,712	3,575,475
		18,670,033
Total Long-Term Investment Securities (cost $1,044,036,134)		1,280,658,767
SHORT-TERM INVESTMENTS — 2.0%
Sovereign — 1.0%
Federal Home Loan Bank Disc. Notes
4.15%, 09/02/2025	$13,200,000	13,193,840

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio 4.31%(1)(2)	12,859,308	$ 12,859,308
Total Short-Term Investments (cost $26,053,221)		26,053,148
TOTAL INVESTMENTS (cost $1,070,089,355)	99.7%	1,306,711,915
Other assets less liabilities	0.3	3,906,890
NET ASSETS	100.0%	$1,310,618,805
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of August 31, 2025.
(2)	At August 31, 2025, the Fund had loaned securities with a total value of $29,263,934. This was secured by collateral of $12,859,308, which was received in cash and subsequently invested in short-term investments currently valued at $12,859,308 as reported in the Portfolio of Investments. Additional collateral of $17,342,143 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2025
Federal Farm Credit Bank	0.55%	09/16/2025	$70,888
Federal Home Loan Bank	0.55% to 1.10%	01/20/2026 to 10/13/2026	815,382
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	70,777
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	387,948
United States Treasury Bills	0.00%	10/30/2025 to 12/26/2025	384,702
United States Treasury Notes/Bonds	0.00% to 5.00%	09/30/2025 to 08/15/2055	15,612,446
ADR—American Depositary Receipt
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Commercial Services	$65,543,956	$1,643,994	$—	$67,187,950
Entertainment	31,636,113	2,890,217	—	34,526,330
Other Industries	1,178,944,487	—	—	1,178,944,487
Short-Term Investments:
Sovereign	—	13,193,840	—	13,193,840
Other Short-Term Investments	12,859,308	—	—	12,859,308
Total Investments at Value	$1,288,983,864	$17,728,051	$—	$1,306,711,915
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.9%
Aerospace/Defense — 2.1%
Ducommun, Inc.†	19,733	$ 1,800,044
Howmet Aerospace, Inc.	21,776	3,791,202
L3Harris Technologies, Inc.	8,410	2,334,784
Moog, Inc., Class A	12,921	2,530,578
Standardaero, Inc.†	82,180	2,176,948
		12,633,556
Apparel — 1.1%
Crocs, Inc.#†	10,646	928,331
Ralph Lauren Corp.	7,948	2,360,000
Steven Madden, Ltd.#	127,217	3,694,382
		6,982,713
Auto Parts & Equipment — 0.5%
Gentex Corp.	65,539	1,835,748
Goodyear Tire & Rubber Co.†	177,882	1,508,439
		3,344,187
Banks — 6.7%
Ameris Bancorp	42,419	3,108,464
Cadence Bank	114,462	4,308,350
Columbia Banking System, Inc.	134,820	3,609,131
East West Bancorp, Inc.	34,069	3,582,015
Fifth Third Bancorp	59,296	2,713,978
Huntington Bancshares, Inc.	240,423	4,281,934
National Bank Holdings Corp., Class A	34,901	1,368,817
Seacoast Banking Corp. of Florida	69,056	2,148,332
SouthState Bank Corp.	39,718	4,053,619
Synovus Financial Corp.	92,096	4,753,075
UMB Financial Corp.	34,776	4,239,194
Webster Financial Corp.	47,379	2,947,921
		41,114,830
Beverages — 1.0%
Coca-Cola Consolidated, Inc.	21,058	2,468,840
Coca-Cola Europacific Partners PLC	20,852	1,852,909
Primo Brands Corp.	70,096	1,760,110
		6,081,859
Building Materials — 3.7%
Boise Cascade Co.	37,392	3,253,104
Builders FirstSource, Inc.†	18,600	2,579,448
Hayward Holdings, Inc.†	141,413	2,273,921
James Hardie Industries PLC#†	164,362	3,308,607
Louisiana-Pacific Corp.	12,437	1,182,883
Masco Corp.	57,972	4,254,565
Masterbrand, Inc.†	76,387	970,879
Modine Manufacturing Co.†	21,375	2,909,779
UFP Industries, Inc.	20,578	2,077,760
		22,810,946
Chemicals — 2.5%
Avient Corp.	74,109	2,771,677
CF Industries Holdings, Inc.	39,843	3,451,599
DuPont de Nemours, Inc.	27,906	2,146,529
Ingevity Corp.†	67,120	3,918,466
Quaker Chemical Corp.#	19,940	2,892,696
		15,180,967
Commercial Services — 3.1%
Equifax, Inc.	9,394	2,313,742
H&R Block, Inc.	43,098	2,169,984
RB Global, Inc.	29,360	3,362,894
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
TransUnion	39,064	$ 3,453,258
TriNet Group, Inc.	10,631	769,897
Valvoline, Inc.†	131,929	5,116,207
WEX, Inc.#†	9,698	1,661,752
		18,847,734
Computers — 3.7%
Amdocs, Ltd.	34,733	2,972,103
CACI International, Inc., Class A#†	13,378	6,417,694
Check Point Software Technologies, Ltd.†	17,400	3,360,636
Dell Technologies, Inc., Class C	14,569	1,779,603
Leidos Holdings, Inc.	12,815	2,318,490
NetApp, Inc.	28,959	3,266,286
Seagate Technology Holdings PLC	15,077	2,523,890
		22,638,702
Cosmetics/Personal Care — 0.5%
Perrigo Co. PLC	119,062	2,826,532
Distribution/Wholesale — 1.4%
LKQ Corp.	59,288	1,933,975
MRC Global, Inc.†	38,170	575,604
Resideo Technologies, Inc.†	66,711	2,271,509
WESCO International, Inc.	17,331	3,810,047
		8,591,135
Diversified Financial Services — 9.6%
Affiliated Managers Group, Inc.	12,852	2,889,387
Air Lease Corp.	48,677	2,930,842
Ally Financial, Inc.	74,712	3,066,928
Ameriprise Financial, Inc.	13,160	6,774,900
Bread Financial Holdings, Inc.	45,938	3,040,636
Credit Acceptance Corp.#†	1,042	536,349
Evercore, Inc., Class A	21,170	6,807,213
LPL Financial Holdings, Inc.	16,913	6,164,450
PRA Group, Inc.†	98,941	1,690,902
Rocket Cos., Inc., Class A#	164,697	2,926,666
SLM Corp.	73,628	2,303,084
Stifel Financial Corp.	64,477	7,433,553
Synchrony Financial	50,584	3,861,582
TPG, Inc.	36,687	2,214,060
Voya Financial, Inc.	78,636	5,904,777
		58,545,329
Electric — 2.3%
CenterPoint Energy, Inc.	38,509	1,452,174
DTE Energy Co.	28,385	3,878,810
Entergy Corp.	27,107	2,387,856
FirstEnergy Corp.	44,059	1,921,854
NRG Energy, Inc.	8,529	1,241,481
OGE Energy Corp.	63,895	2,853,551
		13,735,726
Electrical Components & Equipment — 1.4%
AMETEK, Inc.	11,383	2,103,579
Belden, Inc.	21,371	2,782,504
Generac Holdings, Inc.†	20,625	3,820,781
		8,706,864
Electronics — 4.0%
Allegion PLC	29,225	4,962,405
Arrow Electronics, Inc.†	15,234	1,924,511
Atmus Filtration Technologies, Inc.	60,202	2,680,193
Flex, Ltd.†	118,700	6,364,694
Jabil, Inc.	8,449	1,730,609

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Keysight Technologies, Inc.†	23,209	$ 3,793,047
TE Connectivity PLC	14,067	2,904,835
		24,360,294
Engineering & Construction — 1.3%
Fluor Corp.†	36,600	1,501,332
Frontdoor, Inc.†	48,635	2,954,576
TopBuild Corp.#†	7,614	3,203,667
		7,659,575
Entertainment — 0.6%
Brightstar Lottery PLC#	116,876	1,944,817
Churchill Downs, Inc.	13,933	1,445,270
		3,390,087
Food — 2.7%
Lamb Weston Holdings, Inc.	23,018	1,324,226
Performance Food Group Co.†	8,222	833,711
Simply Good Foods Co.†	76,797	2,198,698
Sysco Corp.	38,367	3,087,392
US Foods Holding Corp.†	113,180	8,782,768
		16,226,795
Gas — 1.0%
Chesapeake Utilities Corp.	25,600	3,163,648
ONE Gas, Inc.	38,351	2,933,852
		6,097,500
Hand/Machine Tools — 0.4%
Lincoln Electric Holdings, Inc.	9,426	2,287,030
Healthcare-Products — 2.2%
Cooper Cos., Inc.†	23,388	1,576,234
ICU Medical, Inc.†	16,179	2,065,411
LivaNova PLC†	48,798	2,750,743
QIAGEN NV#	44,615	2,074,598
Solventum Corp.†	46,119	3,370,838
STERIS PLC	5,605	1,373,561
		13,211,385
Healthcare-Services — 2.9%
Acadia Healthcare Co., Inc.†	65,583	1,505,786
Centene Corp.†	44,371	1,288,534
Evotec SE†	276,243	966,850
ICON PLC†	21,788	3,876,957
IQVIA Holdings, Inc.†	13,397	2,556,282
Molina Healthcare, Inc.†	7,216	1,304,869
Quest Diagnostics, Inc.	12,649	2,297,564
Tenet Healthcare Corp.†	19,576	3,608,444
		17,405,286
Home Builders — 1.7%
Cavco Industries, Inc.†	3,323	1,762,818
Century Communities, Inc.	33,602	2,213,700
D.R. Horton, Inc.	15,647	2,651,853
NVR, Inc.†	495	4,018,237
		10,646,608
Home Furnishings — 1.3%
Somnigroup International, Inc.#	91,197	7,655,988
Insurance — 3.6%
Aegon, Ltd.	44,198	344,302
Brown & Brown, Inc.	17,442	1,691,002
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Equitable Holdings, Inc.	38,799	$ 2,066,435
Everest Group, Ltd.	9,464	3,235,552
First American Financial Corp.	37,859	2,498,694
Kemper Corp.	80,647	4,326,712
Markel Group, Inc.†	2,108	4,129,698
RenaissanceRe Holdings, Ltd.	5,378	1,306,800
Travelers Cos., Inc.	7,813	2,121,308
		21,720,503
Internet — 3.0%
Cargurus, Inc.†	72,522	2,509,261
CDW Corp.	21,991	3,623,237
eBay, Inc.	49,077	4,446,867
F5, Inc.†	7,565	2,368,904
Gen Digital, Inc.	93,341	2,818,898
Maplebear, Inc.#†	59,475	2,579,431
		18,346,598
Iron/Steel — 1.7%
Commercial Metals Co.	39,879	2,299,822
Reliance, Inc.	27,860	8,237,088
		10,536,910
Leisure Time — 1.0%
Harley-Davidson, Inc.	44,599	1,298,723
Malibu Boats, Inc., Class A†	74,450	2,471,740
OneSpaWorld Holdings, Ltd.	105,588	2,383,121
		6,153,584
Lodging — 1.6%
Boyd Gaming Corp.	31,869	2,736,272
Marriott International, Inc., Class A	5,589	1,497,070
Wyndham Hotels & Resorts, Inc.	62,976	5,454,351
		9,687,693
Machinery-Diversified — 1.7%
Dover Corp.	9,284	1,660,536
IDEX Corp.	14,487	2,383,112
Middleby Corp.†	23,658	3,237,597
Watts Water Technologies, Inc., Class A	10,068	2,787,829
		10,069,074
Mining — 0.3%
Freeport-McMoRan, Inc.	35,871	1,592,672
Miscellaneous Manufacturing — 2.3%
3M Co.	14,904	2,318,019
ITT, Inc.	7,730	1,316,033
JBT Marel Corp.	26,924	3,857,940
Parker-Hannifin Corp.	2,331	1,770,045
Textron, Inc.	57,115	4,578,338
		13,840,375
Office/Business Equipment — 0.5%
Zebra Technologies Corp., Class A†	10,516	3,334,518
Oil & Gas — 4.6%
Antero Resources Corp.†	118,511	3,782,871
Chord Energy Corp.	37,720	4,145,051
Coterra Energy, Inc.	70,277	1,717,570
Diamondback Energy, Inc.	15,764	2,345,053
EQT Corp.	50,174	2,601,020
Marathon Petroleum Corp.	24,490	4,401,098
Permian Resources Corp.	130,745	1,868,346
Phillips 66	12,748	1,702,878

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Range Resources Corp.	77,635	$ 2,660,551
Viper Energy, Inc., Class A	68,748	2,739,264
		27,963,702
Oil & Gas Services — 0.7%
DNOW, Inc.†	41,103	657,648
TechnipFMC PLC	104,127	3,827,709
		4,485,357
Packaging & Containers — 1.7%
Ball Corp.	42,405	2,232,199
Packaging Corp. of America	18,463	4,024,196
Silgan Holdings, Inc.	91,299	4,283,749
		10,540,144
Pharmaceuticals — 1.0%
Cencora, Inc.	15,608	4,551,449
McKesson Corp.	2,344	1,609,484
		6,160,933
Pipelines — 0.2%
ONEOK, Inc.	17,386	1,327,943
Private Equity — 0.8%
Carlyle Group, Inc.	71,505	4,616,363
REITS — 7.3%
American Healthcare REIT, Inc.	59,443	2,543,566
Brixmor Property Group, Inc.	164,193	4,595,762
BXP, Inc.	38,875	2,818,826
Camden Property Trust	38,457	4,306,415
Douglas Emmett, Inc.	122,862	1,991,593
EastGroup Properties, Inc.	13,368	2,266,678
Equity LifeStyle Properties, Inc.	32,177	1,939,952
Equity Residential	27,005	1,785,571
Essential Properties Realty Trust, Inc.	96,807	3,031,995
Essex Property Trust, Inc.	7,190	1,942,810
Extra Space Storage, Inc.	11,229	1,612,260
First Industrial Realty Trust, Inc.	55,347	2,911,252
Lamar Advertising Co., Class A	25,461	3,239,912
Regency Centers Corp.	38,946	2,823,585
Simon Property Group, Inc.	27,111	4,897,873
VICI Properties, Inc.	49,877	1,684,845
		44,392,895
Retail — 3.6%
AutoZone, Inc.†	1,491	6,260,008
Boot Barn Holdings, Inc.†	10,667	1,896,272
Darden Restaurants, Inc.	8,744	1,809,483
Dick's Sporting Goods, Inc.	17,555	3,735,704
Five Below, Inc.†	12,421	1,802,287
MSC Industrial Direct Co., Inc., Class A	19,590	1,767,606
Ross Stores, Inc.	15,242	2,243,013
Williams-Sonoma, Inc.	14,440	2,717,464
		22,231,837
Semiconductors — 1.3%
Microchip Technology, Inc.	55,832	3,629,080
MKS, Inc.	41,534	4,292,124
		7,921,204
Software — 1.5%
Pegasystems, Inc.	26,472	1,435,047
Progress Software Corp.	52,888	2,448,186
Security Description	Shares or Principal Amount	Value

Software (continued)
PTC, Inc.†	12,925	$ 2,759,487
SS&C Technologies Holdings, Inc.	30,239	2,680,990
		9,323,710
Telecommunications — 0.8%
InterDigital, Inc.#	9,439	2,564,671
Viavi Solutions, Inc.†	233,166	2,630,112
		5,194,783
Transportation — 2.0%
Expeditors International of Washington, Inc.	28,752	3,465,766
Landstar System, Inc.	14,228	1,882,791
Old Dominion Freight Line, Inc.	22,846	3,449,061
Ryder System, Inc.	18,055	3,385,674
		12,183,292
Total Long-Term Investment Securities (cost $544,127,150)		602,605,718
SHORT-TERM INVESTMENTS — 2.0%
Unaffiliated Investment Companies — 2.0%
State Street Institutional US Government Money Market Fund, Administration Class 3.98%(1)	5,256,168	5,256,167
State Street Navigator Securities Lending Government Money Market Portfolio 4.31%(1)(2)	6,769,664	6,769,664
Total Short-Term Investments (cost $12,025,832)		12,025,831
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 08/29/2025, to be repurchased 09/02/2025 in the amount of $776,523 and collateralized by $789,600 of United States Treasury Notes, bearing interest at 3.75% due 08/15/2027 and having an approximate value of $792,110 (cost $776,406)	$ 776,406	776,406
TOTAL INVESTMENTS (cost $556,929,388)	101.0%	615,407,955
Other assets less liabilities	(1.0)	(6,329,350)
NET ASSETS	100.0%	$609,078,605
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of August 31, 2025.
(2)	At August 31, 2025, the Fund had loaned securities with a total value of $18,977,748. This was secured by collateral of $6,769,664, which was received in cash and subsequently invested in short-term investments currently valued at $6,769,664 as reported in the Portfolio of Investments. Additional collateral of $12,938,582 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2025
Federal Farm Credit Bank	0.55%	09/16/2025	$9,201
Federal Home Loan Bank	0.55% to 1.10%	01/20/2026 to 10/13/2026	105,838
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	9,187
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	50,356
United States Treasury Bills	0.00%	10/30/2025 to 12/26/2025	577,752
United States Treasury Notes/Bonds	0.00% to 5.00%	09/30/2025 to 08/15/2055	12,186,248

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$602,605,718	$—	$—	$602,605,718
Short-Term Investments	12,025,831	—	—	12,025,831
Repurchase Agreements	—	776,406	—	776,406
Total Investments at Value	$614,631,549	$776,406	$—	$615,407,955
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Moderate Allocation Lifestyle Fund^
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.3%
Domestic Equity Investment Companies — 41.8%
VALIC Company I Small Cap Growth Fund	1,054,935	$ 18,355,874
VALIC Company I Small Cap Value Fund	1,486,354	18,594,284
VALIC Company I Stock Index Fund	3,925,889	251,099,883
VALIC Company I Systematic Growth Fund	3,580,603	72,471,408
VALIC Company I Systematic Value Fund	4,305,424	67,982,646
Total Domestic Equity Investment Companies (cost $338,876,700)		428,504,095
Domestic Fixed Income Investment Companies — 41.7%
VALIC Company I Core Bond Fund	41,963,100	417,532,848
VALIC Company I High Yield Bond Fund	1,468,432	10,631,445
Total Domestic Fixed Income Investment Companies (cost $411,186,613)		428,164,293
International Equity Investment Companies — 15.8%
VALIC Company I Emerging Economies Fund	721,715	5,225,216
VALIC Company I International Equities Index Fund	16,633,028	157,015,781
Total International Equity Investment Companies (cost $126,947,342)		162,240,997
Total Long-Term Investment Securities (cost $877,010,655)		1,018,909,385
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.8%
Unaffiliated Investment Companies — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23%(2) (cost $8,056,437)	8,056,437	$ 8,056,437
TOTAL INVESTMENTS (cost $885,067,092)	100.1%	1,026,965,822
Other assets less liabilities	(0.1)	(1,221,426)
NET ASSETS	100.0%	$1,025,744,396
^	Prior to September 29, 2025, the Fund was known as Moderate Growth Lifestyle Fund.
#	The VALIC Company I Moderate Allocation Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
(1)	See Note 3.
(2)	The rate shown is the 7-day yield as of August 31, 2025.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$1,018,909,385	$—	$—	$1,018,909,385
Short-Term Investments	8,056,437	—	—	8,056,437
Total Investments at Value	$1,026,965,822	$—	$—	$1,026,965,822
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Nasdaq-100® Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.6%
Advertising — 0.1%
Trade Desk, Inc., Class A†	27,260	$ 1,490,032
Auto Manufacturers — 3.1%
PACCAR, Inc.	32,073	3,206,659
Tesla, Inc.†	90,135	30,093,372
		33,300,031
Beverages — 1.9%
Coca-Cola Europacific Partners PLC	27,958	2,484,348
Keurig Dr Pepper, Inc.	82,598	2,402,776
Monster Beverage Corp.†	59,711	3,726,564
PepsiCo, Inc.	83,536	12,417,626
		21,031,314
Biotechnology — 2.7%
Amgen, Inc.	32,761	9,425,667
Biogen, Inc.†	8,983	1,187,732
Gilead Sciences, Inc.	75,759	8,558,494
Regeneron Pharmaceuticals, Inc.	6,480	3,762,936
Vertex Pharmaceuticals, Inc.†	15,623	6,108,906
		29,043,735
Chemicals — 1.3%
Linde PLC	28,680	13,717,357
Commercial Services — 1.8%
Automatic Data Processing, Inc.	24,680	7,503,954
Cintas Corp.	24,651	5,177,449
PayPal Holdings, Inc.†	59,252	4,158,898
Verisk Analytics, Inc.	8,497	2,278,216
		19,118,517
Computers — 9.3%
Apple, Inc.	369,881	85,864,175
Cognizant Technology Solutions Corp., Class A	29,870	2,158,108
Crowdstrike Holdings, Inc., Class A†	15,153	6,420,326
Fortinet, Inc.†	46,794	3,685,963
Zscaler, Inc.†	9,432	2,613,136
		100,741,708
Distribution/Wholesale — 0.6%
Copart, Inc.†	58,811	2,870,565
Fastenal Co.	70,040	3,478,186
		6,348,751
Electric — 1.4%
American Electric Power Co., Inc.	32,680	3,628,133
Constellation Energy Corp.	19,063	5,871,023
Exelon Corp.	61,835	2,700,953
Xcel Energy, Inc.	35,267	2,552,978
		14,753,087
Electronics — 0.8%
Honeywell International, Inc.	39,142	8,591,669
Food — 0.6%
Kraft Heinz Co.	71,525	2,000,554
Mondelez International, Inc., Class A	78,991	4,853,207
		6,853,761
Healthcare-Products — 1.4%
GE HealthCare Technologies, Inc.	27,965	2,061,859
IDEXX Laboratories, Inc.†	4,875	3,154,564
Intuitive Surgical, Inc.†	21,838	10,335,816
		15,552,239
Security Description	Shares or Principal Amount	Value

Internet — 22.5%
Airbnb, Inc., Class A†	26,199	$ 3,419,755
Alphabet, Inc., Class A	144,131	30,686,931
Alphabet, Inc., Class C	135,190	28,867,121
Amazon.com, Inc.†	262,911	60,206,619
Booking Holdings, Inc.	1,983	11,102,916
CDW Corp.	7,973	1,313,632
DoorDash, Inc., Class A†	24,249	5,947,067
MercadoLibre, Inc.†	3,086	7,631,400
Meta Platforms, Inc., Class A	53,768	39,718,422
Netflix, Inc.†	25,929	31,328,714
Palo Alto Networks, Inc.†	40,717	7,757,403
PDD Holdings, Inc. ADR†	40,795	4,904,375
Shopify, Inc., Class A†	74,218	10,485,519
		243,369,874
Lodging — 0.4%
Marriott International, Inc., Class A	16,711	4,476,209
Media — 1.5%
Charter Communications, Inc., Class A#†	8,552	2,271,240
Comcast Corp., Class A	226,910	7,708,133
Thomson Reuters Corp.	27,524	4,888,537
Warner Bros. Discovery, Inc.†	149,467	1,739,796
		16,607,706
Miscellaneous Manufacturing — 0.3%
Axon Enterprise, Inc.†	4,744	3,545,144
Oil & Gas — 0.2%
Diamondback Energy, Inc.	17,792	2,646,738
Oil & Gas Services — 0.3%
Baker Hughes Co.	60,097	2,728,404
Pharmaceuticals — 0.4%
AstraZeneca PLC ADR	36,103	2,884,630
Dexcom, Inc.†	23,827	1,795,126
		4,679,756
Real Estate — 0.2%
CoStar Group, Inc.†	25,744	2,303,831
Retail — 3.8%
Costco Wholesale Corp.	27,033	25,500,769
Lululemon Athletica, Inc.†	6,935	1,402,257
O'Reilly Automotive, Inc.†	51,963	5,387,524
Ross Stores, Inc.	20,085	2,955,709
Starbucks Corp.	69,238	6,106,099
		41,352,358
Semiconductors — 24.2%
Advanced Micro Devices, Inc.†	98,788	16,065,892
Analog Devices, Inc.	30,217	7,593,834
Applied Materials, Inc.	48,871	7,856,502
ARM Holdings PLC ADR#†	8,247	1,140,643
ASML Holding NV	5,359	3,979,701
Broadcom, Inc.	192,585	57,272,853
GlobalFoundries, Inc.†	33,980	1,134,592
Intel Corp.†	265,384	6,462,100
KLA Corp.	8,057	7,025,704
Lam Research Corp.	77,788	7,790,468
Marvell Technology, Inc.	52,329	3,289,663
Microchip Technology, Inc.	32,952	2,141,880
Micron Technology, Inc.	68,240	8,121,242
NVIDIA Corp.	604,259	105,249,833
NXP Semiconductors NV	15,385	3,613,167
ON Semiconductor Corp.†	25,280	1,253,635

VALIC Company I Nasdaq-100® Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
QUALCOMM, Inc.	66,898	$ 10,752,516
Texas Instruments, Inc.	55,351	11,207,471
		261,951,696
Software — 17.1%
Adobe, Inc.†	25,967	9,262,429
AppLovin Corp., Class A†	18,777	8,986,484
Atlassian Corp., Class A†	10,160	1,806,245
Autodesk, Inc.†	13,014	4,095,506
Cadence Design Systems, Inc.†	16,604	5,818,540
Datadog, Inc., Class A†	19,531	2,669,497
Electronic Arts, Inc.	15,320	2,634,274
Intuit, Inc.	16,996	11,336,332
Microsoft Corp.	184,065	93,263,895
Palantir Technologies, Inc., Class A†	137,873	21,606,078
Paychex, Inc.	22,046	3,074,425
Roper Technologies, Inc.	6,528	3,435,752
Strategy, Inc., Class A†	15,452	5,167,303
Synopsys, Inc.†	11,274	6,804,084
Take-Two Interactive Software, Inc.†	11,154	2,601,894
Workday, Inc., Class A†	13,220	3,051,440
		185,614,178
Telecommunications — 3.2%
Cisco Systems, Inc.	241,273	16,669,552
T-Mobile US, Inc.	69,180	17,432,668
		34,102,220
Transportation — 0.5%
CSX Corp.	114,162	3,711,407
Old Dominion Freight Line, Inc.	12,986	1,960,496
		5,671,903
Total Common Stocks (cost $472,686,386)		1,079,592,218
UNAFFILIATED INVESTMENT COMPANIES — 0.0%
Invesco QQQ Trust Series 1 (cost $4,716)	10	5,704
Total Long-Term Investment Securities (cost $472,691,102)		1,079,597,922
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23%(1) (cost $3,160,547)	3,160,547	$ 3,160,547
TOTAL INVESTMENTS (cost $475,851,649)	99.9%	1,082,758,469
Other assets less liabilities	0.1	896,100
NET ASSETS	100.0%	$1,083,654,569
†	Non-income producing security
#	The security or a portion thereof is out on loan.
At August 31, 2025, the Fund had loaned securities with a total value of $1,167,145. This was secured by collateral of $1,228,023 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2025
Federal Farm Credit Bank	0.55%	09/16/2025	$140
Federal Home Loan Bank	0.55% to 1.10%	01/20/2026 to 10/13/2026	1,609
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	140
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	765
United States Treasury Notes/Bonds	0.00% to 5.00%	10/15/2025 to 08/15/2055	1,225,369
(1)	The rate shown is the 7-day yield as of August 31, 2025.
ADR—American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
8	Long	NASDAQ 100 E-Mini Index	September 2025	$3,778,255	$3,753,880	$(24,375)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Nasdaq-100® Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,079,592,218	$—	$—	$1,079,592,218
Unaffiliated Investment Companies	5,704	—	—	5,704
Short-Term Investments	3,160,547	—	—	3,160,547
Total Investments at Value	$1,082,758,469	$—	$—	$1,082,758,469
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$24,375	$—	$—	$24,375
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.7%
Auto Manufacturers — 0.4%
Tesla, Inc.†	37,006	$ 12,355,193
Biotechnology — 0.0%
Ginkgo Bioworks, Inc., Earnout Shares 15.00(1)	963	10
PrognomiQ, Inc., Class A(1)(2)	28,713	9,188
		9,198
Commercial Services — 0.9%
RELX PLC	313,429	14,617,491
Toast, Inc., Class A†	279,797	12,618,845
		27,236,336
Computers — 9.6%
Apple, Inc.	679,024	157,628,631
Crowdstrike Holdings, Inc., Class A†	107,022	45,345,221
CyberArk Software, Ltd.†	15,341	6,953,462
EPAM Systems, Inc.†	44,344	7,820,508
Okta, Inc.†	173,452	16,091,142
Rubrik, Inc., Class A†	311,320	27,832,008
SailPoint, Inc.†	489,554	10,104,395
Zscaler, Inc.†	79,500	22,025,475
		293,800,842
Diversified Financial Services — 1.7%
CME Group, Inc.	38,102	10,154,564
Coinbase Global, Inc., Class A†	24,110	7,342,460
Futu Holdings, Ltd. ADR	48,097	8,926,803
Mastercard, Inc., Class A	41,715	24,832,522
		51,256,349
Electric — 0.3%
Constellation Energy Corp.	27,062	8,334,555
Electronics — 2.2%
Amphenol Corp., Class A	359,523	39,137,674
Celestica, Inc.†	85,130	16,579,067
Flex, Ltd.†	219,561	11,772,861
		67,489,602
Entertainment Software — 0.1%
Epic Games, Inc.(1)(2)	3,719	2,263,402
Healthcare-Products — 0.1%
Caris Life Sciences, Inc. (Lockup Shares)†(2)(3)	54,478	2,091,401
Healthcare-Services — 0.0%
Verily Life Sciences LLC Series B(1)(2)	6,986	853,689
Internet — 18.5%
Alphabet, Inc., Class A	149,352	31,798,534
Alphabet, Inc., Class C	525,455	112,200,406
Amazon.com, Inc.†	193,801	44,380,429
DoorDash, Inc., Class A†	44,111	10,818,223
Kuaishou Technology*†	692,000	6,639,761
MercadoLibre, Inc.†	10,286	25,436,352
Meta Platforms, Inc., Class A	260,359	192,327,193
Netflix, Inc.†	22,605	27,312,491
Palo Alto Networks, Inc.†	81,863	15,596,539
Reddit, Inc., Class A†	70,461	15,859,362
Robinhood Markets, Inc., Class A†	174,526	18,155,940
Shopify, Inc., Class A†	114,375	16,158,900
Spotify Technology SA†	69,628	47,477,941
		564,162,071
Security Description	Shares or Principal Amount	Value

Machinery-Construction & Mining — 1.3%
BWX Technologies, Inc.	80,735	$ 13,082,300
Hitachi, Ltd.	528,200	14,230,358
Siemens Energy AG†	119,214	12,654,614
		39,967,272
Media — 0.6%
Thomson Reuters Corp.	107,654	19,119,589
Semiconductors — 31.0%
Advanced Micro Devices, Inc.†	277,290	45,095,673
Advantest Corp.	229,600	17,837,061
Analog Devices, Inc.	120,515	30,286,624
Applied Materials, Inc.	60,524	9,729,838
ARM Holdings PLC ADR#†	81,968	11,336,994
ASM International NV	13,818	6,631,283
ASML Holding NV	12,111	8,996,622
Broadcom, Inc.	700,341	208,274,410
KLA Corp.	32,556	28,388,832
Lam Research Corp.	415,078	41,570,062
Marvell Technology, Inc.	192,312	12,089,694
Micron Technology, Inc.	244,041	29,043,319
Monolithic Power Systems, Inc.	34,074	28,477,686
NVIDIA Corp.	2,232,754	388,901,092
NXP Semiconductors NV	67,342	15,815,269
Samsung Electronics Co., Ltd.	201,545	10,084,486
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	220,618	50,934,078
		943,493,023
Software — 27.1%
AppLovin Corp., Class A†	52,372	25,064,715
Atlassian Corp., Class A†	54,759	9,735,055
Autodesk, Inc.†	35,814	11,270,666
Cadence Design Systems, Inc.†	94,645	33,166,447
Cloudflare, Inc., Class A†	117,749	24,575,394
Dynatrace, Inc.†	145,920	7,383,552
Elastic NV†	100,466	8,545,638
Figma, Inc., Class A†	48,054	3,377,235
Fiserv, Inc.†	30,075	4,155,764
Guidewire Software, Inc.†	60,618	13,155,318
Intuit, Inc.	43,627	29,099,209
Klaviyo, Inc., Class A†	466,355	15,128,556
Microsoft Corp.	525,810	266,422,669
Monday.com, Ltd.†	35,728	6,895,504
MongoDB, Inc.†	54,925	17,334,879
Oracle Corp.	381,474	86,262,716
Palantir Technologies, Inc., Class A†	219,576	34,409,755
Salesforce, Inc.	57,698	14,785,113
Samsara, Inc., Class A†	400,004	14,456,145
SAP SE	65,940	17,928,935
SAP SE ADR	51,495	14,014,879
SentinelOne, Inc., Class A†	388,854	7,333,786
ServiceNow, Inc.†	48,720	44,698,651
Snowflake, Inc.†	359,842	85,879,892
Take-Two Interactive Software, Inc.†	74,549	17,390,045
Xero, Ltd.†	105,418	11,279,319
		823,749,837
Telecommunications — 2.5%
Arista Networks, Inc.†	346,591	47,327,001
SoftBank Group Corp.	264,600	28,651,579
		75,978,580

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Toys/Games/Hobbies — 0.4%
Nintendo Co., Ltd.	144,400	$ 12,904,342
Total Common Stocks (cost $1,940,433,784)		2,945,065,281
CONVERTIBLE PREFERRED STOCKS — 0.2%
Automotive - Cars & Lt. Trucks — 0.1%
Waymo LLC Series A-2 (1)(2)	21,059	1,552,680
Waymo LLC Series B-2(1)(2)	10,055	753,220
		2,305,900
Biotechnology — 0.0%
Freenome Holdings, Inc. Series B (1)(2)	94,602	389,760
Freenome Holdings, Inc. Series C(1)(2)	53,807	261,502
Insitro, Inc. Series B(1)(2)	52,029	476,586
		1,127,848
E-Commerce/Services — 0.1%
Rappi, Inc. Series E (1)(2)	39,184	1,260,810
Rappi, Inc. Series F(1)(2)	14,609	470,069
		1,730,879
Medical - Biomedical/Gene — 0.0%
National Resilience, Inc. Series B†(1)(2)	69,360	1,000,865
Medical Imaging Systems — 0.0%
RefleXion Medical, Inc. Series C (1)(2)	160,251	4,808
RefleXion Medical, Inc. Series D(1)(2)	67,040	2,011
		6,819
Medical Information Systems — 0.0%
Kardium, Inc. Series D-5(1)(2)	542,402	547,121
Retirement/Aged Care — 0.0%
Honor Tech, Inc. Series D†(1)(2)	180,527	252,738
Therapeutics — 0.0%
Color Health, Inc. Series D-1(1)(2)	26,210	164,337
Total Convertible Preferred Stocks (cost $9,974,556)		7,136,507
UNAFFILIATED INVESTMENT COMPANIES — 1.8%
KraneShares CSI China Internet ETF # (cost $50,143,521)	1,388,807	53,024,651
ESCROWS AND LITIGATION TRUSTS — 0.0%
Exact Sciences CMO Milestone †(1)	$ 216,096	118,853
Exact Sciences FDA Milestone †(1)	108,048	66,990
Total Escrows and Litigation Trusts (cost $0)		185,843
Security Description		Shares or Principal Amount	Value
WARRANTS — 0.0%
Software — 0.0%
Constellation Software, Inc. Expires 03/31/2040†(1) (cost $0)	CAD	3,500	$ 0
Total Long-Term Investment Securities (cost $2,000,551,861)			3,005,412,282
SHORT-TERM INVESTMENTS — 0.9%
Unaffiliated Investment Companies — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23%(4)		25,022,936	25,022,936
State Street Navigator Securities Lending Government Money Market Portfolio 4.31%(4)(5)		2,964,500	2,964,500
Total Short-Term Investments (cost $27,987,436)			27,987,436
TOTAL INVESTMENTS (cost $2,028,539,297)		99.6%	3,033,399,718
Other assets less liabilities		0.4	12,052,140
NET ASSETS		100.0%	$3,045,451,858
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Science & Technology Fund has no right to demand registration of these securities. At August 31, 2025, the aggregate value of these securities was $6,639,761 representing 0.2% of net assets.
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2025, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Caris Life Sciences, Inc. (Lockup Shares)	08/14/20	54,478	$601,434	$2,091,401	$38.39	0.1%
Epic Games, Inc.	06/18/20, 03/29/21	3,719	2,457,490	2,263,402	608.61	0.1
PrognomiQ, Inc., Class A	11/15/19, 05/12/20 09/11/20	28,713	645,122	9,188	0.32	0.0
Verily Life Sciences LLC Series B	01/23/19	6,986	861,094	853,689	122.20	0.0
Convertible Preferred Stocks
Color Health, Inc. Series D-1	01/13/20	26,210	543,971	164,337	6.27	0.0
Freenome Holdings, Inc. Series B	06/24/19	94,602	431,111	389,760	4.12	0.0
Freenome Holdings, Inc. Series C	08/14/20	53,807	355,842	261,502	4.86	0.0

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
Honor Tech, Inc. Series D	10/16/20	180,527	$434,723	$252,738	$1.40	0.0%
Insitro, Inc. Series B	05/21/20	52,029	324,177	476,586	9.16	0.0
Kardium, Inc. Series D-5	11/29/18	542,402	525,533	547,121	1.01	0.0
National Resilience, Inc. Series B	10/23/20	69,360	947,458	1,000,865	14.43	0.0
Rappi, Inc. Series E	09/08/20	39,184	2,341,089	1,260,810	32.18	0.1
Rappi, Inc. Series F	07/08/21	14,609	941,157	470,069	32.18	0.0
RefleXion Medical, Inc. Series C	04/03/18	160,251	271,145	4,808	0.03	0.0
RefleXion Medical, Inc. Series D	04/04/20	67,040	127,808	2,011	0.03	0.0
Waymo LLC Series A-2	05/08/20	21,059	1,808,277	1,552,680	73.73	0.1
Waymo LLC Series B-2	06/11/21	10,055	922,265	753,220	74.91	0.0
				$12,354,187		0.4%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	Security is subject to a contractual sale restriction. The value represents 0.1% of net assets. The lock-up agreement lasts for 180 days and ends on December 14, 2025. A lapse in the restriction may occur if the company decides to waive or modify the lock-up agreement.
(4)	The rate shown is the 7-day yield as of August 31, 2025.
(5)	At August 31, 2025, the Fund had loaned securities with a total value of $14,276,854. This was secured by collateral of $2,964,500, which was received in cash and subsequently invested in short-term investments currently valued at $2,964,500 as reported in the Portfolio of Investments. Additional collateral of $12,404,157 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2025
United States Treasury Bills	0.00%	10/30/2025 to 12/26/2025	$2,182,523
United States Treasury Notes/Bonds	0.13% to 4.63%	11/15/2025 to 05/15/2053	10,221,634
ADR—American Depositary Receipt
ETF—Exchange Traded Fund
CAD—Canadian Dollar

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$—	$—	$9,198	$9,198
Commercial Services	12,618,845	14,617,491	—	27,236,336
Entertainment Software	—	—	2,263,402	2,263,402
Healthcare-Services	—	—	853,689	853,689
Internet	557,522,310	6,639,761	—	564,162,071
Machinery-Construction & Mining	13,082,300	26,884,972	—	39,967,272
Semiconductors	899,943,571	43,549,452	—	943,493,023
Software	794,541,583	29,208,254	—	823,749,837
Telecommunications	47,327,001	28,651,579	—	75,978,580
Toys/Games/Hobbies	—	12,904,342	—	12,904,342
Other Industries	454,447,531	—	—	454,447,531
Convertible Preferred Stocks	—	—	7,136,507	7,136,507
Unaffiliated Investment Companies	53,024,651	—	—	53,024,651
Escrows and Litigation Trusts	—	—	185,843	185,843
Warrants	—	—	0	0
Short-Term Investments	27,987,436	—	—	27,987,436
Total Investments at Value	$2,860,495,228	$162,455,851	$10,448,639	$3,033,399,718
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.7%
Aerospace/Defense — 3.7%
AAR Corp.†	59,366	$ 4,491,632
ATI, Inc.†	70,495	5,466,182
Firefly Aerospace, Inc.†	26,932	1,221,905
Hexcel Corp.	109,523	6,916,377
		18,096,096
Agriculture — 0.6%
Farmer's Business Network, Inc.†(1)(2)	6,066	0
Vital Farms, Inc.†	60,029	3,066,882
		3,066,882
Banks — 2.5%
Bancorp, Inc.†	76,769	5,852,869
Coastal Financial Corp.†	27,277	3,123,216
Dogwood State Bank†	5,013	124,072
Grasshopper Bancorp, Inc.†(1)(2)	5,208	21,770
Triumph Financial, Inc.†	47,080	2,894,949
		12,016,876
Beverages — 1.2%
Celsius Holdings, Inc.†	80,887	5,086,175
Vita Coco Co., Inc.†	21,498	768,338
		5,854,513
Biotechnology — 6.8%
ADMA Biologics, Inc.†	279,127	4,817,732
Arcellx, Inc.†	29,334	2,035,486
Arcutis Biotherapeutics, Inc.†	151,865	2,356,945
Biohaven, Ltd.†	49,285	758,496
Bridgebio Pharma, Inc.†	90,766	4,698,048
Celldex Therapeutics, Inc.†	53,833	1,188,633
Crinetics Pharmaceuticals, Inc.†	54,070	1,675,629
Cytokinetics, Inc.†	32,382	1,144,056
Edgewise Therapeutics, Inc.†	63,256	907,723
Insmed, Inc.†	14,550	1,980,255
Metsera, Inc.#†	22,676	800,236
Mineralys Therapeutics, Inc.†	52,020	805,270
Newamsterdam Pharma Co. NV†	28,213	678,523
Nuvalent, Inc., Class A†	29,353	2,247,853
Revolution Medicines, Inc.†	33,097	1,256,693
Scholar Rock Holding Corp.†	56,976	1,860,266
Vera Therapeutics, Inc.†	54,192	1,172,715
Viking Therapeutics, Inc.#†	22,775	616,064
Xenon Pharmaceuticals, Inc.†	53,700	2,078,727
		33,079,350
Building Materials — 4.9%
Fortune Brands Innovations, Inc.	78,090	4,569,827
Hayward Holdings, Inc.†	475,276	7,642,438
Knife River Corp.†	24,877	2,015,037
Titan America SA	198,795	3,083,310
Trex Co., Inc.†	101,504	6,255,692
		23,566,304
Chemicals — 1.5%
Element Solutions, Inc.	104,937	2,698,980
Sensient Technologies Corp.	40,977	4,649,250
		7,348,230
Commercial Services — 6.2%
Colliers International Group, Inc.#	28,016	4,632,446
First Advantage Corp.#†	201,428	3,295,362
Herc Holdings, Inc.	48,311	6,318,596
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Paylocity Holding Corp.†	18,480	$ 3,312,170
Shift4 Payments, Inc., Class A#†	24,477	2,213,455
Stride, Inc.†	35,674	5,821,640
Verra Mobility Corp.†	181,512	4,510,573
		30,104,242
Distribution/Wholesale — 2.5%
OPENLANE, Inc.†	177,903	5,144,955
SiteOne Landscape Supply, Inc.†	48,466	6,942,270
		12,087,225
Diversified Financial Services — 2.5%
Dave, Inc.†	12,160	2,592,755
Hamilton Lane, Inc., Class A	33,723	5,204,808
Piper Sandler Cos.	13,124	4,380,660
		12,178,223
Electric — 1.5%
Talen Energy Corp.†	11,632	4,407,597
TransAlta Corp.#	223,365	2,743,778
		7,151,375
Electrical Components & Equipment — 1.1%
Littelfuse, Inc.	20,256	5,263,116
Electronics — 2.0%
Itron, Inc.†	21,082	2,591,821
Mirion Technologies, Inc.†	202,719	4,155,740
TD SYNNEX Corp.	21,102	3,124,573
		9,872,134
Engineering & Construction — 2.6%
Construction Partners, Inc., Class A†	62,872	7,538,353
Sterling Infrastructure, Inc.#†	17,192	4,788,488
		12,326,841
Environmental Control — 0.8%
Clean Harbors, Inc.†	15,098	3,656,887
Healthcare-Products — 4.7%
Alphatec Holdings, Inc.†	498,122	7,920,140
Avantor, Inc.†	119,226	1,605,974
Caris Life Sciences, Inc. (Lockup Shares)†(2)(3)	4,481	172,025
Integer Holdings Corp.†	30,208	3,258,537
SI-BONE, Inc.†	194,178	3,236,947
Twist Bioscience Corp.†	68,405	1,844,883
UFP Technologies, Inc.†	20,986	4,410,418
		22,448,924
Healthcare-Services — 5.6%
Encompass Health Corp.	42,867	5,219,486
Ensign Group, Inc.	44,131	7,580,823
HealthEquity, Inc.†	46,130	4,120,793
Pediatrix Medical Group, Inc. †	139,074	2,393,464
RadNet, Inc.#†	92,834	6,661,768
U.S. Physical Therapy, Inc.	14,660	1,215,167
		27,191,501
Home Builders — 0.9%
Champion Homes, Inc.†	56,783	4,284,845
Human Resources — 0.0%
Checkr, Inc.†(1)(2)	5,868	36,029
Insurance — 2.6%
Bowhead Specialty Holdings, Inc.†	46,935	1,457,801
Goosehead Insurance, Inc., Class A	25,166	2,131,812

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
HCI Group, Inc.	16,383	$ 2,731,210
Kinsale Capital Group, Inc.	8,437	3,859,506
Palomar Holdings, Inc.†	2,209	271,751
Root, Inc., Class A#†	22,741	2,097,175
Slide Insurance Holdings, Inc.†	1,395	18,665
		12,567,920
Internet — 3.9%
Etoro Group, Ltd., Class A†	26,580	1,180,152
Magnite, Inc.#†	257,200	6,674,340
Maplebear, Inc.†	51,758	2,244,745
Q2 Holdings, Inc.†	79,459	6,255,807
Wayfair, Inc., Class A†	33,554	2,503,128
		18,858,172
Iron/Steel — 1.2%
Carpenter Technology Corp.	24,076	5,799,427
Leisure Time — 2.6%
Life Time Group Holdings, Inc.†	159,019	4,439,811
OneSpaWorld Holdings, Ltd.	201,533	4,548,600
Planet Fitness, Inc., Class A†	35,663	3,737,482
		12,725,893
Machinery-Diversified — 3.4%
Albany International Corp., Class A	84,073	5,339,476
Applied Industrial Technologies, Inc.	13,348	3,518,266
Cognex Corp.	67,244	2,954,701
Regal Rexnord Corp.	30,342	4,530,971
		16,343,414
Media — 0.6%
New York Times Co., Class A	52,014	3,112,518
Metal Fabricate/Hardware — 1.1%
RBC Bearings, Inc.†	12,995	5,067,530
Miscellaneous Manufacturing — 0.6%
Fabrinet†	8,667	2,871,290
Oil & Gas — 1.3%
Kosmos Energy, Ltd.#†	1,421,218	2,543,980
Transocean, Ltd.#†	1,252,001	3,793,563
		6,337,543
Oil & Gas Services — 1.0%
Expro Group Holdings NV†	387,489	4,831,988
Packaging & Containers — 0.6%
Graphic Packaging Holding Co.	137,729	3,067,225
Pharmaceuticals — 3.1%
Alkermes PLC†	89,096	2,581,111
Centessa Pharmaceuticals PLC ADR#†	88,088	1,478,998
Madrigal Pharmaceuticals, Inc.†	13,604	5,956,511
Protagonist Therapeutics, Inc.†	37,289	2,201,916
Vaxcyte, Inc.†	25,880	796,845
Verona Pharma PLC ADR†	17,024	1,803,012
		14,818,393
Private Equity — 0.5%
P10, Inc., Class A#	210,620	2,599,051
Real Estate — 0.7%
FirstService Corp.	17,678	3,559,027
REITS — 0.4%
American Healthcare REIT, Inc.	43,831	1,875,528
Security Description	Shares or Principal Amount	Value

Retail — 5.7%
Boot Barn Holdings, Inc.†	38,989	$ 6,931,075
Brinker International, Inc.†	32,641	5,091,343
Five Below, Inc.†	15,372	2,230,477
Freshpet, Inc.†	17,431	972,998
National Vision Holdings, Inc.†	205,822	4,721,557
Ollie's Bargain Outlet Holdings, Inc.†	17,460	2,214,626
PriceSmart, Inc.	29,364	3,149,583
Urban Outfitters, Inc.†	29,645	1,988,587
		27,300,246
Semiconductors — 4.9%
Impinj, Inc.†	30,217	5,664,781
MACOM Technology Solutions Holdings, Inc.†	32,167	4,122,201
Onto Innovation, Inc.†	11,663	1,236,278
Power Integrations, Inc.	36,484	1,645,428
Silicon Laboratories, Inc.†	43,265	5,812,653
SiTime Corp.†	20,521	4,959,310
		23,440,651
Software — 8.9%
ACI Worldwide, Inc.†	131,391	6,484,146
Agilysys, Inc.†	49,507	5,402,204
BlackLine, Inc.†	102,524	5,574,230
Elastic NV†	31,118	2,646,897
Klaviyo, Inc., Class A†	207,065	6,717,189
Life360, Inc.#†	16,126	1,458,516
nCino, Inc.#†	83,345	2,676,208
Onestream, Inc.†	105,690	2,197,295
Pegasystems, Inc.	77,532	4,203,010
Phreesia, Inc.†	81,049	2,566,011
Schrodinger, Inc.†	85,674	1,671,500
Talkspace, Inc.†	570,366	1,517,173
		43,114,379
Telecommunications — 2.8%
Credo Technology Group Holding, Ltd.†	63,626	7,829,498
Extreme Networks, Inc.†	176,440	3,772,287
Globalstar, Inc.#†	57,740	1,728,158
NII Holdings, Inc.(1)	3,000	0
		13,329,943
Transportation — 2.2%
Cargojet, Inc.#	36,592	2,686,815
Knight-Swift Transportation Holdings, Inc.	103,312	4,535,397
Schneider National, Inc., Class B	136,415	3,372,179
		10,594,391
Total Common Stocks (cost $445,577,841)		481,844,122
CONVERTIBLE PREFERRED STOCKS — 0.1%
Agriculture — 0.0%
Farmer's Business Network, Inc. Series D†(1)(2)	2,221	0
E-Commerce/Services — 0.0%
Flexe, Inc. Series C†(1)(2)	4,643	24,329
Electrical Components & Equipment — 0.0%
Sila Nanotechnologies, Inc. Series F†(1)(2)	2,608	43,228

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Human Resources — 0.1%
Checkr, Inc. Series C †(1)(2)	8,994	$ 55,223
Checkr, Inc. Series D†(1)(2)	12,252	75,228
		130,451
Industrial Automation/Robotics — 0.0%
Nuro, Inc. Series C†(1)(2)	6,234	79,764
Medical - Biomedical/Gene — 0.0%
National Resilience, Inc. Series B†(1)(2)	5,496	79,307
Medical Information Systems — 0.0%
Kardium, Inc. Series D†(1)(2)	58,843	59,355
Retirement/Aged Care — 0.0%
Honor Tech, Inc. Series D†(1)(2)	43,123	60,372
Transportation — 0.0%
Haul Hub, Inc. Series B†(1)(2)	2,168	3,165
Total Convertible Preferred Stocks (cost $721,279)		479,971
WARRANTS — 0.0%
Banks — 0.0%
Grasshopper Bancorp, Inc. Expires 10/12/2028†(1)(2) (cost $0)	1,009	504
Total Long-Term Investment Securities (cost $446,299,120)		482,324,597
SHORT-TERM INVESTMENTS — 0.9%
Unaffiliated Investment Companies — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23%(4)	1,490,019	1,490,019
State Street Navigator Securities Lending Government Money Market Portfolio 4.31%(4)(5)	3,176,438	3,176,438
Total Short-Term Investments (cost $4,666,457)		4,666,457
TOTAL INVESTMENTS (cost $450,965,577)	100.7%	486,991,054
Other assets less liabilities	(0.7)	(3,606,423)
NET ASSETS	100.0%	$483,384,631
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2025, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Caris Life Sciences, Inc. (Lockup Shares)	08/14/20	4,481	$49,462	$172,025	$38.39	0.0%
Checkr, Inc.	06/29/18, 12/02/19	5,868	44,688	36,029	6.14	0.0
Farmer's Business Network, Inc.	11/03/17	6,066	112,003	0	0.00	0.0
Grasshopper Bancorp, Inc.	10/12/18, 05/02/19	5,208	52,080	21,770	4.18	0.0
Convertible Preferred Stocks
Checkr, Inc. Series C	04/10/18	8,994	40,926	55,223	6.14	0.0
Checkr, Inc. Series D	09/06/19	12,252	123,526	75,228	6.14	0.1
Farmer's Business Network, Inc. Series D	11/03/17	2,221	41,009	0	0.00	0.0
Flexe, Inc. Series C	11/18/20	4,643	56,492	24,329	5.24	0.0
Haul Hub, Inc. Series B	02/14/20	2,168	31,609	3,165	1.46	0.0
Honor Tech, Inc. Series D	10/16/20	43,123	103,844	60,372	1.40	0.0
Kardium, Inc. Series D	01/08/21	58,843	59,775	59,355	1.01	0.0
National Resilience, Inc. Series B	10/23/20	5,496	75,075	79,307	14.43	0.0
Nuro, Inc. Series C	10/30/20	6,234	81,383	79,764	12.80	0.0
Sila Nanotechnologies, Inc. Series F	01/07/21	2,608	107,640	43,228	16.58	0.0

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Warrants
Grasshopper Bancorp, Inc. Expires 10/12/2028	10/12/18	1,009	$0	$504	$0.50	0.0%
				$710,299		0.1%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	Security is subject to a contractual sale restriction. The value represents 0.0% of net assets. The lock-up agreement lasts for 180 days and ends on December 14,2025. A lapse in the restriction may occur if the company decides to waive or modify the lock-up agreement.
(4)	The rate shown is the 7-day yield as of August 31, 2025.
(5)	At August 31, 2025, the Fund had loaned securities with a total value of $30,515,424. This was secured by collateral of $3,176,438, which was received in cash and subsequently invested in short-term investments currently valued at $3,176,438 as reported in the Portfolio of Investments. Additional collateral of $28,643,878 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2025
Federal Farm Credit Bank	0.55%	09/16/2025	$51,131
Federal Home Loan Bank	0.55% to 1.10%	01/20/2026 to 10/13/2026	588,127
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	51,051
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	279,823
United States Treasury Bills	0.00%	10/09/2025 to 05/14/2026	1,179,396
United States Treasury Notes/Bonds	0.00% to 6.13%	09/30/2025 to 08/15/2055	26,494,350
ADR—American Depositary Receipt
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank, N.A.	CAD	15,361,453	USD	11,207,613	09/26/2025	$9,281	$ —
	USD	3,037,824	CAD	4,140,550	09/26/2025	—	(19,408)
Unrealized Appreciation (Depreciation)						$9,281	$(19,408)
CAD—Canadian Dollar
USD—United States Dollar

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Agriculture	$3,066,882	$—	$0	$3,066,882
Banks	11,995,106	—	21,770	12,016,876
Human Resources	—	—	36,029	36,029
Telecommunications	13,329,943	—	0	13,329,943
Other Industries	453,394,392	—	—	453,394,392
Convertible Preferred Stocks	—	—	479,971	479,971
Warrants	—	—	504	504
Short-Term Investments	4,666,457	—	—	4,666,457
Total Investments at Value	$486,452,780	$—	$538,274	$486,991,054
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$9,281	$—	$9,281
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$19,408	$—	$19,408
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.9%
Advertising — 0.1%
Advantage Solutions, Inc.†	38,322	$ 69,746
Boston Omaha Corp., Class A#†	8,854	118,112
National CineMedia, Inc.	26,068	114,439
Nexxen International, Ltd.†	14,413	144,562
Stagwell, Inc.#†	45,534	256,812
TechTarget, Inc.†	10,795	63,691
		767,362
Aerospace/Defense — 1.7%
AAR Corp.†	13,986	1,058,181
AeroVironment, Inc.†	12,327	2,975,121
AerSale Corp.†	13,079	112,872
Amprius Technologies, Inc.†	35,318	250,405
Archer Aviation, Inc., Class A#†	211,192	1,890,168
Astronics Corp.†	11,967	435,240
Ducommun, Inc.†	5,343	487,389
Eve Holding, Inc.#†	20,761	81,591
Intuitive Machines, Inc.#†	41,959	367,980
Joby Aviation, Inc.†	178,902	2,531,463
Kratos Defense & Security Solutions, Inc.†	63,940	4,209,810
Mercury Systems, Inc.†	20,295	1,370,927
Moog, Inc., Class A	10,967	2,147,887
National Presto Industries, Inc.	2,022	211,946
Red Cat Holdings, Inc.#†	29,553	264,204
Redwire Corp.#†	13,076	116,507
		18,511,691
Agriculture — 0.3%
Alico, Inc.	2,172	73,500
Andersons, Inc.	12,656	517,630
Dole PLC	26,233	386,150
Fresh Del Monte Produce, Inc.	12,847	466,089
Ispire Technology, Inc.#†	7,662	24,365
Limoneira Co.	6,773	106,743
Tejon Ranch Co.#†	8,001	139,297
Turning Point Brands, Inc.	6,660	662,670
Universal Corp.	9,370	524,252
Vital Farms, Inc.†	13,476	688,489
		3,589,185
Airlines — 0.3%
Allegiant Travel Co.#†	5,682	356,034
Frontier Group Holdings, Inc.#†	32,078	157,182
JetBlue Airways Corp.#†	125,174	669,681
SkyWest, Inc.†	15,820	1,920,548
Spirit Aviation Holdings, Inc.†	6,542	7,981
Sun Country Airlines Holdings, Inc.†	19,981	264,749
		3,376,175
Apparel — 0.6%
Capri Holdings, Ltd.†	45,469	936,207
Carter's, Inc.	13,518	386,074
Ermenegildo Zegna NV#	23,974	202,341
Hanesbrands, Inc.†	136,708	862,628
Kontoor Brands, Inc.	21,480	1,659,330
Lakeland Industries, Inc.#	3,724	56,568
Oxford Industries, Inc.	5,509	242,671
Rocky Brands, Inc.	2,871	87,365
Steven Madden, Ltd.	27,052	785,590
Superior Group of Cos., Inc.	4,600	60,444
Torrid Holdings, Inc.#†	9,630	20,993
Security Description	Shares or Principal Amount	Value

Apparel (continued)
Weyco Group, Inc.	2,158	$ 65,387
Wolverine World Wide, Inc.	31,429	1,003,842
		6,369,440
Auto Manufacturers — 0.2%
Blue Bird Corp.†	12,561	733,437
Faraday Future Intelligent Electric, Inc.#†	36,191	80,706
Hyliion Holdings Corp.#†	51,720	86,889
REV Group, Inc.	20,121	1,070,638
Wabash National Corp.	15,707	174,191
		2,145,861
Auto Parts & Equipment — 1.1%
Adient PLC†	32,829	814,159
Aeva Technologies, Inc.†	11,381	168,496
American Axle & Manufacturing Holdings, Inc.†	44,625	259,718
Cooper-Standard Holdings, Inc.†	6,601	243,049
Dana, Inc.	51,711	1,042,494
Dorman Products, Inc.†	10,762	1,741,184
Douglas Dynamics, Inc.	8,590	289,225
Fox Factory Holding Corp.†	16,624	480,932
Garrett Motion, Inc.	49,420	641,966
Gentherm, Inc.†	11,990	440,872
Goodyear Tire & Rubber Co.†	100,885	855,505
Holley, Inc.†	24,217	98,563
indie Semiconductor, Inc., Class A†	76,585	346,930
Luminar Technologies, Inc.†	16,357	27,807
Methode Electronics, Inc.	13,772	106,458
Microvast Holdings, Inc.#†	77,827	207,798
Miller Industries, Inc.	4,261	179,346
Motorcar Parts of America, Inc.†	7,420	110,558
Phinia, Inc.	15,388	899,890
Solid Power, Inc.#†	55,660	241,008
Standard Motor Products, Inc.	8,358	324,374
Strattec Security Corp.†	1,576	103,811
Titan International, Inc.#†	18,692	164,863
Visteon Corp.	10,765	1,334,429
XPEL, Inc.†	9,389	348,895
		11,472,330
Banks — 9.6%
Mechanics Bancorp †	6,952	96,424
1st Source Corp.	7,370	474,775
ACNB Corp.	3,947	178,878
Alerus Financial Corp.	8,617	191,901
Amalgamated Financial Corp.	8,700	251,343
Amerant Bancorp, Inc.	14,691	315,857
Ameris Bancorp	25,802	1,890,771
Ames National Corp.#	3,617	72,268
Arrow Financial Corp.	6,224	185,040
Associated Banc-Corp.	64,884	1,749,922
Atlantic Union Bankshares Corp.	55,573	1,985,623
BancFirst Corp.	8,095	1,076,392
Bancorp, Inc.†	17,723	1,351,202
Bank First Corp.	3,543	460,307
Bank of Hawaii Corp.	15,415	1,050,070
Bank of Marin Bancorp	5,583	137,007
Bank of N.T. Butterfield & Son, Ltd.	16,758	756,121
Bank7 Corp.	1,682	83,444
BankUnited, Inc.	29,572	1,158,927
Bankwell Financial Group, Inc.	2,759	116,651
Banner Corp.	13,314	892,437
Bar Harbor Bankshares	5,608	180,970
BayCom Corp.	4,072	123,219

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
BCB Bancorp, Inc.	6,313	$ 56,186
Blue Foundry Bancorp†	7,295	67,771
Blue Ridge Bankshares, Inc.†	26,121	104,745
Bridgewater Bancshares, Inc.†	8,253	135,184
Burke & Herbert Financial Services Corp.	5,100	324,156
Business First Bancshares, Inc.	10,714	267,957
Byline Bancorp, Inc.	10,727	310,118
C & F Financial Corp.	1,241	89,327
Cadence Bank	64,831	2,440,239
California Bancorp†	8,519	143,460
Camden National Corp.	5,945	243,091
Capital Bancorp, Inc.	4,472	152,003
Capital City Bank Group, Inc.	5,350	234,651
Carter Bankshares, Inc.†	8,764	170,547
Cathay General Bancorp	26,401	1,317,674
CB Financial Services, Inc.#	1,896	63,118
Central Pacific Financial Corp.	10,467	327,826
Chain Bridge Bancorp, Inc.†	952	28,788
Chemung Financial Corp.	1,693	91,287
ChoiceOne Financial Services, Inc.#	5,464	168,619
Citizens & Northern Corp.	5,553	112,171
Citizens Financial Services, Inc.	1,771	106,189
City Holding Co.	5,486	704,841
Civista Bancshares, Inc.	6,061	128,433
CNB Financial Corp.	10,826	284,832
Coastal Financial Corp.†	5,003	572,844
Colony Bankcorp, Inc.	6,454	110,880
Community Financial System, Inc.	20,492	1,227,266
Community Trust Bancorp, Inc.	5,920	345,846
Community West Bancshares	6,658	141,949
ConnectOne Bancorp, Inc.	18,407	471,219
Customers Bancorp, Inc.†	11,539	827,231
CVB Financial Corp.	50,296	1,012,458
Dime Community Bancshares, Inc.	15,397	473,612
Eagle Bancorp, Inc.	11,749	228,166
Eagle Financial Services, Inc.	1,868	69,919
Eastern Bankshares, Inc.	77,147	1,319,985
ECB Bancorp, Inc.#†	3,129	53,256
Enterprise Financial Services Corp.	14,331	877,630
Equity Bancshares, Inc., Class A	6,292	255,015
Esquire Financial Holdings, Inc.#	2,723	267,126
Farmers & Merchants Bancorp, Inc.	5,001	132,326
Farmers National Banc Corp.	13,979	212,201
FB Bancorp, Inc.†	7,252	86,879
FB Financial Corp.	16,400	880,352
Fidelity D&D Bancorp, Inc.	1,933	84,375
Financial Institutions, Inc.	6,834	189,097
Finwise Bancorp†	3,685	71,231
First Bancorp	15,749	859,738
First Bancorp, Inc.	3,984	108,285
First BanCorp.	63,354	1,408,359
First Bank	8,288	139,404
First Busey Corp.	32,551	804,010
First Business Financial Services, Inc.	3,141	164,337
First Commonwealth Financial Corp.	39,450	700,238
First Community Bankshares, Inc.	5,693	216,220
First Community Corp.	3,008	82,028
First Financial Bancorp	37,290	987,439
First Financial Bankshares, Inc.	51,909	1,929,458
First Financial Corp.	4,307	254,113
First Foundation, Inc.†	25,022	148,881
First Internet Bancorp	3,068	77,053
Security Description	Shares or Principal Amount	Value

Banks (continued)
First Interstate BancSystem, Inc., Class A	34,480	$ 1,128,186
First Merchants Corp.	22,806	946,905
First Mid Bancshares, Inc.	8,160	329,990
First National Corp.	3,170	74,051
First United Corp.	2,448	91,482
Firstsun Capital Bancorp†	4,855	184,539
Five Star Bancorp	6,009	196,915
Franklin Financial Services Corp.	1,704	79,577
Fulton Financial Corp.	71,536	1,406,398
FVCBankcorp, Inc.	6,225	84,442
German American Bancorp, Inc.	13,569	566,913
Glacier Bancorp, Inc.	44,536	2,188,944
Great Southern Bancorp, Inc.	3,314	209,743
Guaranty Bancshares, Inc.	3,416	167,862
Hancock Whitney Corp.	33,556	2,111,344
Hanmi Financial Corp.	12,491	314,274
Hanover Bancorp, Inc.	1,926	43,431
HarborOne Bancorp, Inc.	15,131	194,585
Hawthorn Bancshares, Inc.	2,364	79,029
HBT Financial, Inc.	5,035	133,377
Heritage Commerce Corp.	21,488	221,971
Heritage Financial Corp.	12,309	300,832
Hilltop Holdings, Inc.	17,854	626,318
Home BancShares, Inc.	72,924	2,170,218
Hope Bancorp, Inc.	45,248	503,610
Horizon Bancorp, Inc.	17,173	289,537
Independent Bank Corp.	18,978	1,357,117
International Bancshares Corp.	21,264	1,521,227
Investar Holding Corp.	3,396	79,602
John Marshall Bancorp, Inc.	5,140	101,823
Kearny Financial Corp.	21,607	145,847
Lakeland Financial Corp.	9,971	682,515
Landmark Bancorp, Inc.	1,846	49,048
LCNB Corp.	5,473	88,553
LINKBANCORP, Inc.	8,747	63,678
Live Oak Bancshares, Inc.	13,662	528,583
MainStreet Bancshares, Inc.	2,860	64,779
Mercantile Bank Corp.	6,019	296,436
Merchants Bancorp	9,941	322,287
Meridian Corp.	3,688	58,049
Metrocity Bankshares, Inc.	7,002	209,640
Metropolitan Bank Holding Corp.	3,819	303,190
Mid Penn Bancorp, Inc.	7,766	234,067
Middlefield Banc Corp.	2,971	91,210
Midland States Bancorp, Inc.	7,998	147,323
MidWestOne Financial Group, Inc.	8,111	245,277
MVB Financial Corp.	4,242	103,505
National Bank Holdings Corp., Class A	14,732	577,789
National Bankshares, Inc.	2,532	79,353
NB Bancorp, Inc.	13,680	258,415
NBT Bancorp, Inc.	20,006	885,666
NewtekOne, Inc.	9,593	118,665
Nicolet Bankshares, Inc.	5,261	727,544
Northeast Bank	2,896	320,182
Northeast Community Bancorp, Inc.	4,793	108,082
Northpointe Bancshares, Inc.	4,292	76,483
Northrim BanCorp, Inc.	2,033	191,163
Norwood Financial Corp.	3,127	84,617
Oak Valley Bancorp	2,780	79,202
OFG Bancorp	17,688	791,538
Ohio Valley Banc Corp.	1,545	57,165
Old National Bancorp	124,518	2,850,217
Old Point Financial Corp.	1,629	68,581

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Old Second Bancorp, Inc.	16,546	$ 305,439
Op Bancorp	4,790	69,647
Orange County Bancorp, Inc.	3,483	92,926
Origin Bancorp, Inc.	11,481	446,496
Orrstown Financial Services, Inc.	7,385	257,367
Park National Corp.	5,803	996,781
Parke Bancorp, Inc.	4,035	90,989
Pathward Financial, Inc.	9,160	727,945
Patriot National Bancorp, Inc.†	17,868	26,802
PCB Bancorp	4,141	91,516
Peapack-Gladstone Financial Corp.	6,165	178,847
Peoples Bancorp of North Carolina, Inc.	1,713	54,268
Peoples Bancorp, Inc.	12,349	382,078
Peoples Financial Services Corp.	3,434	179,976
Pioneer Bancorp, Inc.†	4,575	59,978
Plumas Bancorp	2,096	90,945
Ponce Financial Group, Inc.†	7,484	111,063
Primis Financial Corp.	8,462	96,890
Princeton Bancorp, Inc.	2,157	73,683
Provident Bancorp, Inc.†	6,505	83,719
QCR Holdings, Inc.	6,401	501,710
RBB Bancorp	6,367	128,804
Red River Bancshares, Inc.	1,756	114,842
Renasant Corp.	36,756	1,438,262
Republic Bancorp, Inc., Class A	3,176	243,726
Rhinebeck Bancorp, Inc.†	1,836	24,547
Richmond Mutual BanCorp, Inc.#	3,703	54,767
S&T Bancorp, Inc.	14,865	587,316
SB Financial Group, Inc.	2,415	50,715
Seacoast Banking Corp. of Florida	33,278	1,035,279
ServisFirst Bancshares, Inc.	20,119	1,773,490
Shore Bancshares, Inc.	10,157	174,599
Sierra Bancorp	4,776	146,432
Simmons First National Corp., Class A	55,266	1,148,427
SmartFinancial, Inc.	5,625	207,281
South Plains Financial, Inc.	5,014	203,719
Southern First Bancshares, Inc.†	3,008	135,661
Southside Bancshares, Inc.	10,274	320,960
SR Bancorp, Inc.#	3,200	48,224
Stellar Bancorp, Inc.	17,766	549,325
Stock Yards Bancorp, Inc.#	10,275	829,295
Texas Capital Bancshares, Inc.†	17,743	1,536,012
Third Coast Bancshares, Inc.†	4,951	197,198
Tompkins Financial Corp.	5,254	368,516
Towne Bank	27,670	1,015,212
TriCo Bancshares	11,865	538,908
Triumph Financial, Inc.†	8,668	532,995
TrustCo Bank Corp.	7,283	289,791
Trustmark Corp.	22,190	893,591
UMB Financial Corp.	28,339	3,454,524
Union Bankshares, Inc.	1,480	38,732
United Bankshares, Inc.	54,887	2,104,368
United Community Banks, Inc.	46,986	1,569,332
United Security Bancshare/Ca	5,630	53,598
Unity Bancorp, Inc.	2,818	147,522
Univest Financial Corp.	11,054	350,080
Valley National Bancorp	189,714	1,984,408
Veritex Holdings, Inc.	20,633	708,744
Virginia National Bankshares Corp.	1,936	80,557
Walker & Dunlop, Inc.	12,905	1,097,570
Washington Trust Bancorp, Inc.	6,388	193,748
WesBanco, Inc.	36,396	1,193,802
Security Description	Shares or Principal Amount	Value

Banks (continued)
West BanCorp, Inc.	5,596	$ 111,696
Westamerica BanCorp	9,842	492,198
Western New England Bancorp, Inc.	7,476	93,749
		102,437,666
Beverages — 0.1%
BRC, Inc., Class A#†	25,218	39,088
MGP Ingredients, Inc.	5,391	159,412
National Beverage Corp.†	9,255	389,173
Vita Coco Co., Inc.†	15,578	556,757
Westrock Coffee Co.#†	14,656	79,289
Zevia PBC, Class A†	12,831	35,927
		1,259,646
Biotechnology — 6.2%
4D Molecular Therapeutics, Inc.†	16,007	98,603
89bio, Inc.†	48,196	435,210
Aardvark Therapeutics, Inc.†	2,304	19,123
Abeona Therapeutics, Inc.#†	16,323	111,486
Absci Corp.#†	41,473	99,120
ACADIA Pharmaceuticals, Inc.†	48,284	1,254,901
ADC Therapeutics SA†	29,457	90,433
ADMA Biologics, Inc.†	89,735	1,548,826
Akero Therapeutics, Inc.†	27,224	1,272,178
Aldeyra Therapeutics, Inc.†	21,450	125,268
Allogene Therapeutics, Inc.#†	61,653	69,668
Alpha Teknova, Inc.†	4,411	19,056
Altimmune, Inc.#†	30,194	115,643
Alumis Inc†	18,311	84,963
Amicus Therapeutics, Inc.†	108,602	824,289
AnaptysBio, Inc.†	7,546	153,410
Anavex Life Sciences Corp.#†	31,884	307,362
ANI Pharmaceuticals, Inc.†	7,072	661,232
Annexon, Inc.†	36,633	75,464
Apogee Therapeutics, Inc.†	12,346	449,024
Arbutus Biopharma Corp.#†	58,841	218,300
Arcellx, Inc.†	14,082	977,150
Arcturus Therapeutics Holdings, Inc.#†	9,614	163,534
Arcus Biosciences, Inc.†	26,928	285,168
Arcutis Biotherapeutics, Inc.†	41,648	646,377
Ardelyx, Inc.†	91,505	581,972
ArriVent Biopharma, Inc.#†	8,898	170,130
Arrowhead Pharmaceuticals, Inc.†	47,080	1,037,172
ARS Pharmaceuticals, Inc.†	20,812	241,835
Astria Therapeutics, Inc.†	16,584	102,489
Atea Pharmaceuticals, Inc.†	30,300	101,808
Atlantic International Corp.#†	4,579	18,133
Aura Biosciences, Inc.#†	15,246	95,440
Aurinia Pharmaceuticals, Inc.†	45,685	547,763
Avidity Biosciences, Inc.†	44,364	2,066,475
Axsome Therapeutics, Inc.†	15,631	1,895,728
Beam Therapeutics, Inc.#†	36,721	600,756
Benitec Biopharma, Inc.#†	5,884	77,904
Bicara Therapeutics, Inc.†	13,004	155,268
BioAge Labs, Inc.†	9,646	47,555
BioCryst Pharmaceuticals, Inc.†	81,655	678,553
Biohaven, Ltd.†	34,832	536,064
Bridgebio Pharma, Inc.†	60,538	3,133,447
Bright Minds Biosciences, Inc.†	1,870	72,715
Candel Therapeutics, Inc.#†	15,995	92,611
Capricor Therapeutics, Inc.#†	14,790	92,881
Cardiff Oncology, Inc.#†	24,027	50,457
Cartesian Therapeutics, Inc.#†	3,544	35,617

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Cartesian Therapeutics, Inc. CVR#†(1)	44,751	$ 10,740
Celcuity, Inc.†	10,915	559,175
Celldex Therapeutics, Inc.†	25,321	559,088
CG oncology, Inc.†	21,704	582,101
Chinook Therapeutics, Inc. CVR†(1)	22,455	3,593
Cogent Biosciences, Inc.†	41,079	496,234
Compass Therapeutics, Inc.†	36,234	126,457
Crinetics Pharmaceuticals, Inc.†	34,683	1,074,826
CRISPR Therapeutics AG†	31,982	1,657,627
Cullinan Therapeutics, Inc.†	19,389	146,193
Cytek Biosciences, Inc.†	44,843	185,650
Cytokinetics, Inc.†	45,528	1,608,504
Day One Biopharmaceuticals, Inc.†	27,724	208,207
Denali Therapeutics, Inc.†	51,658	788,818
Design Therapeutics, Inc.#†	13,098	72,432
DiaMedica Therapeutics, Inc.#†	10,741	61,331
Dianthus Therapeutics, Inc.†	7,452	175,644
Disc Medicine, Inc.†	9,571	570,862
Dynavax Technologies Corp.†	40,613	411,004
Dyne Therapeutics, Inc.†	36,269	489,269
Edgewise Therapeutics, Inc.†	28,747	412,519
Editas Medicine, Inc.#†	34,316	88,192
Eledon Pharmaceuticals, Inc.#†	19,778	51,225
Emergent BioSolutions, Inc.†	20,476	169,951
Entrada Therapeutics, Inc.†	11,437	62,560
Erasca, Inc.†	70,584	110,817
Esperion Therapeutics, Inc.#†	76,178	169,115
Evolus, Inc.†	20,602	157,193
EyePoint Pharmaceuticals, Inc.†	24,240	280,457
Fate Therapeutics, Inc.#†	38,835	40,388
Forafric Global PLC†	2,051	17,823
Geron Corp.†	236,456	331,038
Gossamer Bio, Inc.†	72,599	179,320
Greenwich Lifesciences, Inc.#†	2,590	29,733
GTX, Inc. CVR#†(1)	368	377
Humacyte, Inc.#†	50,962	78,991
Icosavax, Inc. CVR†(1)	10,570	3,277
Ideaya Biosciences, Inc.†	32,721	803,301
ImmunityBio, Inc.#†	89,732	209,973
Immunome, Inc.†	28,971	275,514
Immunovant, Inc.#†	26,384	387,581
Inhibrx Biosciences, Inc.#†	3,686	103,945
Inhibrx. Inc. CVR†(1)	13,726	15,785
Inmune Bio, Inc.†	7,131	14,476
Innoviva, Inc.†	24,392	498,329
Intellia Therapeutics, Inc.#†	39,821	452,167
Iovance Biotherapeutics, Inc.#†	99,663	222,248
Jade Biosciences, Inc.	11,869	93,765
Janux Therapeutics, Inc.†	15,564	353,614
Keros Therapeutics, Inc.†	13,347	203,008
Kodiak Sciences, Inc.†	12,224	110,505
Korro Bio, Inc.†	2,289	52,830
Krystal Biotech, Inc.†	9,663	1,427,225
Kura Oncology, Inc.†	31,263	246,978
Kymera Therapeutics, Inc.†	18,275	752,930
Larimar Therapeutics, Inc.†	15,445	55,911
LENZ Therapeutics, Inc.#†	6,932	267,783
Lexeo Therapeutics, Inc.†	8,458	40,514
Ligand Pharmaceuticals, Inc.†	7,349	1,188,407
Liquidia Corp.#†	25,139	695,848
Maravai LifeSciences Holdings, Inc., Class A†	45,638	110,444
Maze Therapeutics, Inc.†	3,756	54,424
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
MBX Biosciences, Inc.†	6,934	$ 104,634
MeiraGTx Holdings PLC#†	15,772	115,136
Metsera, Inc.#†	6,665	235,208
Mind Medicine MindMed, Inc.#†	28,700	254,856
Mineralys Therapeutics, Inc.†	15,197	235,250
Monopar Therapeutics, Inc.#†	1,653	56,450
Monte Rosa Therapeutics, Inc.#†	18,965	91,032
Myriad Genetics, Inc.†	35,368	225,294
NeoGenomics, Inc.†	51,131	448,930
Niagen Bioscience, Inc.†	20,341	201,376
Nkarta, Inc.†	22,493	47,685
Novavax, Inc.#†	58,087	433,910
Nurix Therapeutics, Inc.†	29,800	278,332
Nuvalent, Inc., Class A†	16,433	1,258,439
Nuvation Bio, Inc.#†	96,897	287,784
Olema Pharmaceuticals, Inc.#†	22,357	122,069
Omeros Corp.#†	20,742	86,287
Organogenesis Holdings, Inc.#†	25,562	131,644
Oruka Therapeutics, Inc.†	10,320	152,736
Palvella Therapeutics, Inc.†	2,563	138,786
Perspective Therapeutics, Inc.#†	23,144	77,764
Phathom Pharmaceuticals, Inc.#†	16,691	203,296
Praxis Precision Medicines, Inc.†	6,772	308,397
Precigen, Inc.#†	56,514	254,878
Prime Medicine, Inc.†	23,070	74,747
Protalix BioTherapeutics, Inc.#†	28,351	43,944
Protara Therapeutic, Inc.†	13,134	40,978
Prothena Corp. PLC†	15,186	124,525
PTC Therapeutics, Inc.†	30,291	1,494,255
Puma Biotechnology, Inc.†	15,939	80,333
Rain Oncology, Inc. CVR#†(1)	6,782	339
Rapport Therapeutics, Inc.†	7,139	125,861
Recursion Pharmaceuticals, Inc., Class A#†	132,500	622,750
REGENXBIO, Inc.†	17,993	160,677
Relay Therapeutics, Inc.†	52,348	187,929
Replimune Group, Inc.†	25,953	140,146
Rezolute, Inc.#†	25,325	180,314
Rigel Pharmaceuticals, Inc.†	6,869	266,861
Rocket Pharmaceuticals, Inc.†	32,577	106,853
Sana Biotechnology, Inc.#†	52,742	161,391
Savara, Inc.#†	50,016	164,052
Scholar Rock Holding Corp.†	31,523	1,029,226
Septerna, Inc.†	8,180	98,978
Sionna Therapeutics, Inc.†	5,015	123,469
Soleno Therapeutics, Inc.†	15,480	1,047,532
Solid Biosciences, Inc.#†	25,243	138,332
Stoke Therapeutics, Inc.#†	15,805	312,307
Syndax Pharmaceuticals, Inc.†	32,821	535,967
Tango Therapeutics, Inc.†	29,575	198,448
Tarsus Pharmaceuticals, Inc.†	15,084	883,621
Taysha Gene Therapies, Inc.#†	63,355	184,997
Tectonic Therapeutic, Inc.†	4,467	114,087
Terns Pharmaceuticals, Inc.†	28,376	197,497
Tevogen Bio Holdings, Inc.†	11,524	10,487
TG Therapeutics, Inc.#†	56,171	1,647,495
Theravance Biopharma, Inc.†	14,931	207,242
Tourmaline Bio, Inc.#†	7,273	170,188
Travere Therapeutics, Inc.†	34,257	599,498
TriSalus Life Sciences, Inc.†	6,488	33,867
Tvardi Therapeutics, Inc.#†	1,388	41,529
Tyra Biosciences, Inc.#†	9,794	124,090
Upstream Bio, Inc.†	13,213	226,339
UroGen Pharma, Ltd.†	14,290	277,941

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Vera Therapeutics, Inc.†	19,852	$ 429,597
Veracyte, Inc.†	30,573	927,585
Verastem, Inc.#†	17,108	158,249
Vericel Corp.†	19,653	714,583
Vir Biotechnology, Inc.†	35,046	173,127
Viridian Therapeutics, Inc.†	26,898	494,385
Wave Life Sciences, Ltd.†	44,310	425,376
Xencor, Inc.†	27,569	224,136
Xenon Pharmaceuticals, Inc.†	29,736	1,151,081
XOMA Royalty Corp.#†	3,499	113,613
Zenas Biopharma, Inc.#†	6,605	105,680
Zevra Therapeutics, Inc. †	20,256	183,722
Zymeworks, Inc.†	19,184	284,115
		66,461,311
Building Materials — 1.6%
NWPX Infrastructure, Inc. †	3,839	203,313
AirJoule Technologies Corp.†	8,737	40,190
American Woodmark Corp.†	5,745	370,955
Apogee Enterprises, Inc.	8,361	367,675
Aspen Aerogels, Inc.†	25,594	175,063
Boise Cascade Co.	14,843	1,291,341
Gibraltar Industries, Inc.†	11,647	728,986
Griffon Corp.	15,178	1,155,956
JELD-WEN Holding, Inc.†	33,614	214,793
Knife River Corp.†	22,375	1,812,375
LSI Industries, Inc.	10,361	237,578
Masterbrand, Inc.†	49,419	628,116
Modine Manufacturing Co.†	20,331	2,767,659
Smith-Midland Corp.#†	1,108	47,832
SPX Technologies, Inc.†	18,703	3,499,518
Tecnoglass, Inc.	9,346	678,333
Titan America SA	9,188	142,506
UFP Industries, Inc.	23,433	2,366,030
		16,728,219
Chemicals — 1.7%
AdvanSix, Inc.	10,384	222,841
American Vanguard Corp.†	10,596	57,218
Avient Corp.	36,050	1,348,270
Balchem Corp.	12,659	2,051,897
Cabot Corp.	21,149	1,724,912
Calumet, Inc.#†	26,583	433,303
Chemours Co.	58,748	904,719
Codexis, Inc.†	32,365	88,356
Ecovyst, Inc.†	42,699	388,134
H.B. Fuller Co.	21,286	1,299,510
Hawkins, Inc.	7,548	1,263,007
Ingevity Corp.†	14,175	827,537
Innospec, Inc.	9,806	858,908
Intrepid Potash, Inc.†	4,077	124,063
Koppers Holdings, Inc.	7,635	221,262
Kronos Worldwide, Inc.	8,875	56,623
Mativ Holdings, Inc.	20,576	258,640
Minerals Technologies, Inc.	12,454	815,114
Oil-Dri Corp. of America	3,740	222,081
Orion SA	21,603	227,912
Perimeter Solutions, Inc.#†	54,405	1,218,128
Quaker Chemical Corp.#	5,450	790,632
Rayonier Advanced Materials, Inc.†	24,153	134,532
Rogers Corp.†	6,965	546,474
Sensient Technologies Corp.	16,330	1,852,802
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
Stepan Co.	8,317	$ 416,100
Trinseo PLC#	13,843	33,223
Tronox Holdings PLC	46,746	200,073
Valhi, Inc.#	987	16,098
		18,602,369
Coal — 0.5%
Alpha Metallurgical Resources, Inc.†	4,572	682,097
Core Natural Resources, Inc.	20,485	1,521,216
Hallador Energy Co.#†	11,941	194,758
NACCO Industries, Inc., Class A	1,620	63,374
Peabody Energy Corp.	47,794	831,616
Ramaco Resources, Inc., Class A	13,988	362,709
SunCoke Energy, Inc.	33,350	257,462
Warrior Met Coal, Inc.	20,245	1,237,779
		5,151,011
Commercial Services — 4.5%
ABM Industries, Inc.	24,260	1,192,864
Acacia Research Corp.#†	13,907	47,423
Acuren Corp.†	66,295	747,145
Adtalem Global Education, Inc.†	14,354	1,879,656
AirSculpt Technologies, Inc.#†	5,193	33,495
Alarm.com Holdings, Inc.†	18,651	1,093,508
Alight, Inc., Class A	165,740	643,071
Alta Equipment Group, Inc.#	8,264	68,922
American Public Education, Inc.†	6,856	206,914
AMN Healthcare Services, Inc.†	15,034	312,407
Arlo Technologies, Inc.†	38,696	673,697
Barrett Business Services, Inc.	9,625	469,700
BrightView Holdings, Inc.†	23,796	342,662
Brink's Co.	16,886	1,891,908
Cadiz, Inc.#†	22,357	80,038
Carriage Services, Inc.	5,552	243,067
Cass Information Systems, Inc.	4,044	174,377
CBIZ, Inc.#†	20,257	1,307,387
Cimpress PLC†	5,879	371,053
CompoSecure, Inc., Class A†	17,197	328,807
CoreCivic, Inc.†	42,152	854,843
Coursera, Inc.†	53,819	618,919
CPI Card Group, Inc.†	2,403	37,439
CRA International, Inc.	2,615	506,682
Cross Country Healthcare, Inc.†	11,959	160,011
Custom Truck One Source, Inc.†	22,836	140,213
Deluxe Corp.	17,365	341,396
Distribution Solutions Group, Inc.#†	3,986	128,389
Driven Brands Holdings, Inc.†	23,617	435,025
Emerald Holding, Inc.	5,660	29,149
Ennis, Inc.	8,716	159,241
European Wax Center, Inc., Class A†	11,876	50,948
EVERTEC, Inc.	25,155	897,530
First Advantage Corp.#†	30,698	502,219
Flywire Corp.†	45,515	598,522
Forrester Research, Inc.†	4,011	39,067
Franklin Covey Co.†	4,327	84,636
GEO Group, Inc.†	53,076	1,100,796
Graham Holdings Co., Class B	1,258	1,366,251
Green Dot Corp., Class A†	20,861	290,385
Hackett Group, Inc.	9,274	193,085
Healthcare Services Group, Inc.†	28,142	439,297
Heidrick & Struggles International, Inc.	8,101	411,612
Herc Holdings, Inc.	12,742	1,666,526
Hertz Global Holdings, Inc.#†	46,389	265,809

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
HireQuest, Inc.	2,251	$ 21,970
Huron Consulting Group, Inc.†	6,661	912,291
ICF International, Inc.	7,156	702,862
Information Services Group, Inc.	12,992	67,169
Insperity, Inc.	14,057	776,228
John Wiley & Sons, Inc., Class A	16,016	649,929
Kelly Services, Inc., Class A	11,534	164,129
Kforce, Inc.	6,719	219,039
KinderCare Learning Cos., Inc.†	12,823	92,197
Korn Ferry	20,155	1,494,292
Laureate Education, Inc.†	50,042	1,375,154
Legalzoom.com, Inc.†	42,838	474,645
Lifecore Biomedical, Inc.†	11,221	85,392
Lincoln Educational Services Corp.†	11,082	208,452
MarketWise, Inc.#	886	15,913
Marqeta, Inc., Class A†	150,309	956,717
Matthews International Corp., Class A	11,727	288,132
Medifast, Inc.#†	3,803	53,356
Mercurity Fintech Holding, Inc.#†	13,010	90,940
Mister Car Wash, Inc.†	38,746	221,240
Monro, Inc.#	11,467	190,123
National Research Corp.	4,995	73,377
NPK International, Inc.†	31,791	330,626
Payoneer Global, Inc.†	108,548	754,409
Paysafe, Ltd.#†	12,464	175,867
Perdoceo Education Corp.	23,988	785,367
Performant Healthcare, Inc.#†	27,198	207,521
Priority Technology Holdings, Inc.†	10,151	84,964
PROG Holdings, Inc.	15,560	548,334
Progyny, Inc.†	26,253	621,409
Quad/Graphics, Inc.	11,294	75,218
RCM Technologies, Inc.†	1,997	54,179
Remitly Global, Inc.†	60,700	1,124,771
Repay Holdings Corp.†	29,634	175,433
Resources Connection, Inc.	11,991	61,274
Sezzle, Inc.†	5,660	535,436
SoundThinking, Inc.†	3,884	49,443
Spire Global, Inc.†	11,159	100,877
StoneCo., Ltd., Class A†	94,454	1,555,657
Strategic Education, Inc.	9,389	763,795
Stride, Inc.†	16,597	2,708,464
Target Hospitality Corp.†	12,571	114,019
Transcat, Inc.#†	3,612	303,227
TriNet Group, Inc.	11,675	845,504
TrueBlue, Inc.†	10,809	64,530
Udemy, Inc.†	38,155	261,743
Universal Technical Institute, Inc.†	17,323	460,619
Upbound Group, Inc.	20,763	527,588
USCB Financial Holdings, Inc.	3,912	68,030
Verra Mobility Corp.†	62,278	1,547,608
Vestis Corp.	45,218	211,620
Willdan Group, Inc.†	5,333	585,883
ZipRecruiter, Inc., Class A†	25,898	129,490
		48,392,543
Computers — 2.1%
3D Systems Corp.#†	51,572	118,616
ASGN, Inc.†	16,729	907,548
Cantaloupe, Inc.†	20,695	224,955
Conduent, Inc.†	56,716	157,671
Corsair Gaming, Inc.†	17,898	159,829
Cricut, Inc., Class A	18,722	106,715
Security Description	Shares or Principal Amount	Value

Computers (continued)
CSP, Inc.#	2,822	$ 34,033
Diebold Nixdorf, Inc.†	9,871	603,217
D-Wave Quantum, Inc.#†	111,473	1,741,208
Grid Dynamics Holdings, Inc.†	26,091	216,294
Insight Enterprises, Inc.†	10,822	1,408,592
Integral Ad Science Holding Corp.†	29,799	267,893
Maximus, Inc.	22,071	1,940,482
Mitek Systems, Inc.#†	17,599	178,982
NCR Atleos Corp.†	28,645	1,134,915
NCR Voyix Corp.#†	54,291	715,555
NetScout Systems, Inc.†	27,191	676,784
NextNav, Inc.#†	34,115	607,588
OneSpan, Inc.	14,009	211,886
PAR Technology Corp.#†	15,346	785,408
Qualys, Inc.†	14,225	1,931,897
Rapid7, Inc.†	24,768	512,945
Rigetti Computing, Inc.#†	109,625	1,779,214
Rimini Street, Inc.†	19,844	85,925
Telos Corp.†	20,730	128,112
Tenable Holdings, Inc.†	46,587	1,440,470
TTEC Holdings, Inc.#†	8,084	30,638
Unisys Corp.†	27,133	106,090
V2X, Inc.†	6,632	381,340
Varonis Systems, Inc.†	42,805	2,526,351
Vuzix Corp.#†	26,115	55,364
WNS Holdings, Ltd.†	15,870	1,197,392
		22,373,909
Cosmetics/Personal Care — 0.3%
Beauty Health Co.#†	46,494	96,707
Edgewell Personal Care Co.	18,028	433,032
Honest Co., Inc.#†	35,770	141,649
Interparfums, Inc.	7,036	808,718
Olaplex Holdings, Inc.#†	54,467	77,888
Prestige Consumer Healthcare, Inc.†	19,042	1,295,618
Solesence, Inc.†	7,648	27,992
Waldencast PLC, Class A†	17,220	26,863
		2,908,467
Distribution/Wholesale — 0.8%
A-Mark Precious Metals, Inc.	7,247	169,652
EVI Industries, Inc.	2,062	57,200
G-III Apparel Group, Ltd.†	15,486	418,122
Global Industrial Co.	5,618	209,720
Hudson Technologies, Inc.†	14,815	150,520
MRC Global, Inc.†	32,955	496,961
OPENLANE, Inc.†	41,641	1,204,258
Resideo Technologies, Inc.†	57,915	1,972,006
Rush Enterprises, Inc., Class A	24,365	1,398,551
Rush Enterprises, Inc., Class B	3,545	205,752
ScanSource, Inc.†	8,611	375,870
ThredUp, Inc., Class A†	35,804	387,399
Titan Machinery, Inc.#†	8,074	161,480
VSE Corp.	7,957	1,292,217
		8,499,708
Diversified Financial Services — 3.0%
Acadian Asset Management, Inc.	10,741	547,469
AlTi Global, Inc.#†	17,306	74,935
Artisan Partners Asset Management, Inc., Class A	24,224	1,133,441
Atlanticus Holdings Corp.†	2,002	133,533
Bakkt Holdings, Inc.†	2,085	18,285
Better Home & Finance Holding Co.#†	1,997	45,192
BGC Group, Inc., Class A	139,712	1,370,575

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Bread Financial Holdings, Inc.	6,237	$ 412,827
Brookfield Business Corp., Class A	9,378	309,474
Burford Capital, Ltd.	75,069	1,050,966
Cohen & Steers, Inc.	10,637	785,649
Columbia Financial, Inc.†	10,907	163,932
Consumer Portfolio Services, Inc.†	3,786	30,250
Dave, Inc.†	3,625	772,922
Diamond Hill Investment Group, Inc.	967	140,950
Enact Holdings, Inc.	11,176	420,776
Encore Capital Group, Inc.†	9,152	382,920
Enova International, Inc.†	9,577	1,161,690
Federal Agricultural Mtg. Corp., Class C	3,632	761,158
Finance Of America Cos, Inc., Class A#†	1,805	48,212
First Western Financial, Inc.†	3,029	70,757
Forge Global Holdings, Inc.†	3,919	73,873
GBank Financial Holdings, Inc.†	3,422	135,939
GCM Grosvenor, Inc., Class A#	17,150	222,264
International Money Express, Inc.†	10,696	155,092
LendingClub Corp.†	44,153	758,548
LendingTree, Inc.†	4,282	290,962
loanDepot, Inc., Class A†	33,200	71,048
Marex Group PLC	12,298	434,857
Medallion Financial Corp.	6,614	69,844
Moelis & Co., Class A#	18,951	1,366,557
Navient Corp.#	27,819	381,398
Nelnet, Inc., Class A	5,414	696,295
NerdWallet, Inc., Class A†	15,844	163,827
Onity Group, Inc.†	2,460	101,770
Oportun Financial Corp.†	13,614	89,989
OppFi, Inc.	9,863	100,701
Pagseguro Digital, Ltd., Class A	68,967	617,944
Paysign, Inc.†	12,020	62,264
PennyMac Financial Services, Inc.	11,458	1,261,526
Perella Weinberg Partners#	23,390	517,621
Piper Sandler Cos.	6,820	2,276,448
PJT Partners, Inc., Class A	8,892	1,591,668
PRA Group, Inc.†	15,396	263,118
Radian Group, Inc.	54,957	1,916,900
Regional Management Corp.	3,502	153,528
Resolute Holdings Management, Inc.#†	1,596	105,480
Security National Financial Corp., Class A†	6,286	56,574
Siebert Financial Corp.†	5,751	15,700
Silvercrest Asset Management Group, Inc., Class A	3,259	53,415
StepStone Group, Inc., Class A	24,113	1,496,453
StoneX Group, Inc.†	17,622	1,800,440
SWK Holdings Corp.#	1,236	18,429
Upstart Holdings, Inc.#†	32,639	2,391,786
Velocity Financial, Inc.†	4,554	86,890
Victory Capital Holdings, Inc., Class A#	17,344	1,236,280
Virtus Investment Partners, Inc.	2,546	512,841
Vroom, Inc.†	435	12,397
Westwood Holdings Group, Inc.	3,029	53,795
WisdomTree, Inc.#	46,795	636,880
World Acceptance Corp.†	1,311	224,745
		32,311,999
Electric — 1.8%
ALLETE, Inc.	22,816	1,463,646
Ameresco, Inc., Class A†	12,502	317,926
Avista Corp.	31,580	1,153,933
Black Hills Corp.	28,351	1,695,673
Genie Energy, Ltd., Class B	8,172	125,032
Security Description	Shares or Principal Amount	Value

Electric (continued)
Hawaiian Electric Industries, Inc.#†	68,055	$ 881,993
MGE Energy, Inc.	14,481	1,233,057
Northwestern Energy Group, Inc.	24,026	1,381,735
Oklo, Inc.#†	39,865	2,935,659
Ormat Technologies, Inc.	23,810	2,187,901
Otter Tail Corp.	15,112	1,269,257
Portland General Electric Co.	43,124	1,844,845
TXNM Energy, Inc.	36,131	2,046,460
Unitil Corp.	6,372	299,229
		18,836,346
Electrical Components & Equipment — 0.8%
American Superconductor Corp.†	14,919	744,458
Belden, Inc.	15,300	1,992,060
Energizer Holdings, Inc.	25,843	712,233
EnerSys	15,318	1,572,393
Graham Corp.†	3,886	190,608
Insteel Industries, Inc.	7,146	274,264
nLight, Inc.†	18,620	536,256
Novanta, Inc.†	13,790	1,605,294
Powell Industries, Inc.#	3,733	993,575
		8,621,141
Electronics — 2.5%
Advanced Energy Industries, Inc.	14,621	2,188,471
Allient, Inc.	5,608	254,491
Applied Optoelectronics, Inc.#†	20,754	502,247
Atkore, Inc.	13,296	773,694
Atmus Filtration Technologies, Inc.	32,522	1,447,879
Badger Meter, Inc.	11,466	2,097,361
Bel Fuse, Inc., Class A	656	75,066
Bel Fuse, Inc., Class B	4,032	542,546
Benchmark Electronics, Inc.	13,873	563,105
CTS Corp.	11,107	471,936
Enovix Corp.#†	63,346	609,389
ESCO Technologies, Inc.	10,048	2,018,744
Evolv Technologies Holdings, Inc.†	45,716	376,700
Itron, Inc.†	17,591	2,162,638
Kimball Electronics, Inc.†	9,366	270,396
Knowles Corp.†	33,713	719,773
Kopin Corp.†	55,976	117,550
KULR Technology Group, Inc.†	13,409	63,022
Mesa Laboratories, Inc.	1,976	133,874
MicroVision, Inc.#†	89,724	103,183
Mirion Technologies, Inc.†	80,926	1,658,983
M-Tron Industries, Inc.#†	998	44,890
Napco Security Technologies, Inc.	13,604	517,632
Neonode, Inc.#†	3,818	91,441
NVE Corp.	1,676	108,236
OSI Systems, Inc.†	6,250	1,437,812
Plexus Corp.†	10,396	1,424,356
Sanmina Corp.†	20,379	2,394,940
SKYX Platforms Corp.†	24,896	28,879
Standard BioTools, Inc.#†	113,627	143,170
TTM Technologies, Inc.†	39,054	1,740,637
Turtle Beach Corp.#†	6,084	96,249
Vicor Corp.†	9,017	460,859
Vishay Intertechnology, Inc.	47,324	731,629
		26,371,778
Energy - Alternate Sources — 0.4%
NEXTracker, Inc., Class A†	55,103	3,706,228

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy-Alternate Sources — 0.5%
Array Technologies, Inc.#†	60,052	$ 541,069
ASP Isotopes, Inc.#†	21,452	199,075
Complete Solaria, Inc.#†	24,517	37,021
Eos Energy Enterprises, Inc.#†	86,336	595,718
Fluence Energy, Inc.#†	29,808	220,579
FutureFuel Corp.	7,527	29,205
Gevo, Inc.†	88,455	153,027
Green Plains, Inc.†	25,561	283,983
Montauk Renewables, Inc.†	27,358	58,820
OPAL Fuels, Inc., Class A#†	8,596	20,201
Plug Power, Inc.†	355,132	557,557
REX American Resources Corp.†	5,834	365,033
Shoals Technologies Group, Inc., Class A†	65,529	426,594
Sunrun, Inc.†	81,851	1,307,160
T1 Energy, Inc.#†	45,350	74,827
		4,869,869
Engineering & Construction — 2.4%
908 Devices, Inc.†	11,133	69,581
Arcosa, Inc.	18,936	1,873,717
Bowman Consulting Group, Ltd.†	5,426	231,853
Centuri Holdings, Inc.#†	12,375	262,845
Concrete Pumping Holdings, Inc.	9,129	63,538
Construction Partners, Inc., Class A†	18,195	2,181,581
Dycom Industries, Inc.†	10,876	2,745,864
Energy Services of America Corp.#	4,805	48,963
Exponent, Inc.	19,814	1,414,323
Fluor Corp.†	64,946	2,664,085
Frontdoor, Inc.†	28,839	1,751,969
Granite Construction, Inc.	17,071	1,839,400
Great Lakes Dredge & Dock Corp.†	26,007	303,242
IES Holdings, Inc.#†	3,507	1,225,030
Latham Group, Inc.†	16,958	136,173
Limbach Holdings, Inc.#†	4,102	469,925
Mistras Group, Inc.†	6,693	63,985
MYR Group, Inc.†	5,966	1,117,253
Orion Group Holdings, Inc.†	14,485	107,189
Primoris Services Corp.	21,086	2,499,745
Southland Holdings, Inc.†	4,325	17,689
Sterling Infrastructure, Inc.#†	11,582	3,225,935
TSS, Inc.#†	7,018	97,726
Tutor Perini Corp.†	17,393	1,025,143
Uniti Group, Inc.†	56,578	356,441
		25,793,195
Entertainment — 1.1%
Accel Entertainment, Inc.†	21,197	245,673
AMC Entertainment Holdings, Inc., Class A†	168,675	473,977
Atlanta Braves Holdings, Inc., Class A#†	2,075	98,573
Atlanta Braves Holdings, Inc., Class C†	18,030	810,989
Bally's Corp.†	2,983	29,681
Brightstar Lottery PLC	43,571	725,021
Cinemark Holdings, Inc.#	41,389	1,067,836
Golden Entertainment, Inc.	7,592	188,813
IMAX Corp.†	16,673	476,181
Lionsgate Studios Corp.†	74,245	477,395
Madison Square Garden Entertainment Corp.†	15,429	628,114
Marriott Vacations Worldwide Corp.	12,514	977,969
Monarch Casino & Resort, Inc.	4,997	521,337
Pursuit Attractions & Hospitality, Inc.†	8,292	309,292
RCI Hospitality Holdings, Inc.	3,345	124,467
Red Rock Resorts, Inc., Class A	19,141	1,184,254
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
Reservoir Media, Inc.#†	8,277	$ 65,223
Rush Street Interactive, Inc.†	34,579	771,112
Six Flags Entertainment Corp.#†	37,598	853,099
Starz Entertainment Corp.#†	5,022	64,131
Super Group SGHC, Ltd.	62,082	722,014
United Parks & Resorts, Inc.#†	10,542	554,298
Webtoon Entertainment, Inc.#†	7,300	105,631
		11,475,080
Environmental Control — 0.5%
Arq, Inc.#†	12,507	96,554
Casella Waste Systems, Inc., Class A†	24,313	2,396,289
CECO Environmental Corp.†	11,304	515,349
Energy Recovery, Inc.†	20,336	288,975
Enviri Corp.†	30,071	339,802
Montrose Environmental Group, Inc.#†	12,830	398,500
Perma-Fix Environmental Services, Inc.#†	7,035	83,646
Pure Cycle Corp.†	8,052	81,325
PureCycle Technologies, Inc.#†	50,729	724,918
		4,925,358
Food — 1.1%
Marzetti Company	7,774	1,419,532
B&G Foods, Inc.#	31,027	139,932
Beyond Meat, Inc.#†	29,948	74,870
Calavo Growers, Inc.	6,457	176,599
Cal-Maine Foods, Inc.	17,876	2,067,181
Chefs' Warehouse, Inc.†	14,011	884,654
Grocery Outlet Holding Corp.†	36,887	668,024
Hain Celestial Group, Inc.†	30,290	54,522
HF Foods Group, Inc.†	14,789	48,508
Ingles Markets, Inc., Class A	5,616	380,147
J&J Snack Foods Corp.	6,051	675,110
John B. Sanfilippo & Son, Inc.	2,998	194,570
Lifeway Foods, Inc.†	2,089	63,652
Mama's Creations, Inc.†	12,529	99,981
Mission Produce, Inc.†	18,756	234,637
Nathan's Famous, Inc.#	1,074	112,448
Natural Grocers by Vitamin Cottage, Inc.	4,932	189,635
Seneca Foods Corp., Class A†	1,768	200,138
Simply Good Foods Co.†	36,124	1,034,230
SpartanNash Co.	12,929	346,497
SunOpta, Inc.†	37,251	233,564
Tootsie Roll Industries, Inc.#	6,619	266,150
TreeHouse Foods, Inc.†	19,880	364,599
United Natural Foods, Inc.†	23,326	659,659
Utz Brands, Inc.	27,766	372,620
Village Super Market, Inc., Class A	3,428	124,368
Weis Markets, Inc.	6,238	446,953
WK Kellogg Co.	24,166	553,885
		12,086,665
Forest Products & Paper — 0.1%
Magnera Corp.#†	12,751	158,112
Sylvamo Corp.	13,382	617,312
		775,424
Gas — 1.0%
Brookfield Infrastructure Corp., Class A#	47,149	1,896,333
Chesapeake Utilities Corp.	8,960	1,107,277
New Jersey Resources Corp.	39,529	1,869,326
Northwest Natural Holding Co.	15,756	654,347
ONE Gas, Inc.	23,358	1,786,887
RGC Resources, Inc.	3,367	74,882

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas (continued)
Southwest Gas Holdings, Inc.	25,223	$ 2,014,813
Spire, Inc.	22,497	1,723,270
		11,127,135
Hand/Machine Tools — 0.3%
Cadre Holdings, Inc.	10,914	336,261
Enerpac Tool Group Corp.	21,168	896,253
Franklin Electric Co., Inc.	15,435	1,510,469
Kennametal, Inc.	29,668	635,785
Luxfer Holdings PLC	10,238	137,394
		3,516,162
Healthcare-Products — 3.3%
10X Genomics, Inc., Class A#†	41,012	574,578
Accuray, Inc.†	41,240	62,685
Adaptive Biotechnologies Corp.†	58,088	765,600
Alphatec Holdings, Inc.†	45,185	718,441
AngioDynamics, Inc.†	15,586	159,912
Anteris Technologies Global Corp.†	6,654	26,749
Artivion, Inc.†	14,828	651,394
AtriCure, Inc.†	18,853	697,372
Avanos Medical, Inc.†	17,329	206,908
Avita Medical, Inc.†	9,931	43,101
Axogen, Inc.†	16,980	274,057
Azenta, Inc.†	16,138	492,855
Beta Bionics, Inc.†	5,222	98,382
BioLife Solutions, Inc.†	14,846	371,892
Bioventus, Inc., Class A#†	17,337	128,294
Butterfly Network, Inc.†	71,144	114,542
CareDx, Inc.†	21,548	294,346
Castle Biosciences, Inc.†	11,003	264,182
Ceribell, Inc.†	9,462	111,935
Cerus Corp.†	75,101	98,382
ClearPoint Neuro, Inc.#†	9,597	100,673
CONMED Corp.#	12,123	659,006
CVRx, Inc.#†	4,946	38,826
Delcath Systems, Inc.#†	11,215	123,589
Electromed, Inc.†	2,805	69,368
Embecta Corp.	22,492	325,684
Enovis Corp.†	22,226	686,783
Glaukos Corp.†	21,529	2,062,909
GRAIL, Inc.†	11,720	384,299
Guardant Health, Inc.†	46,345	3,124,580
Haemonetics Corp.†	19,402	1,058,185
ICU Medical, Inc.†	9,471	1,209,068
Inogen, Inc.†	8,576	68,522
Integer Holdings Corp.†	13,283	1,432,837
Integra LifeSciences Holdings Corp.†	26,513	401,142
iRadimed Corp.	3,133	226,955
iRhythm Technologies, Inc.†	12,367	2,102,143
Kestra Medical Technologies, Ltd.†	4,644	74,954
KORU Medical Systems, Inc.†	17,269	72,875
Lantheus Holdings, Inc.†	26,141	1,435,141
LeMaitre Vascular, Inc.	8,130	775,317
Lensar, Inc.#†	3,826	46,983
LivaNova PLC†	21,323	1,201,978
Lucid Diagnostics, Inc.#†	28,147	35,465
MaxCyte, Inc.†	40,429	56,196
Merit Medical Systems, Inc.†	22,616	2,047,653
MiMedx Group, Inc.†	46,598	330,846
Myomo, Inc.†	13,237	13,899
Neogen Corp.†	86,464	497,168
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
NeuroPace, Inc.†	9,777	$ 89,460
Novocure, Ltd.†	39,270	484,199
OmniAb, Inc.†	38,572	61,715
Omnicell, Inc.†	18,091	589,586
OraSure Technologies, Inc.†	30,575	101,203
Orthofix Medical, Inc.†	14,823	222,049
OrthoPediatrics Corp.†	6,393	136,554
Outset Medical, Inc.†	7,205	100,222
Pacific Biosciences of California, Inc.†	107,956	141,422
PROCEPT BioRobotics Corp.†	20,202	811,514
Pulmonx Corp.†	14,206	24,292
Pulse Biosciences, Inc.#†	6,760	105,050
Quanterix Corp.#†	13,596	61,862
Quantum-Si, Inc.†	53,165	59,545
QuidelOrtho Corp.†	26,405	757,559
RxSight, Inc.†	15,093	136,441
Sanara Medtech, Inc.†	1,121	37,733
SANUWAVE Health, Inc.†	2,852	118,757
Semler Scientific, Inc.#†	3,059	90,669
SI-BONE, Inc.†	14,316	238,648
STAAR Surgical Co.†	19,372	530,018
Stereotaxis, Inc.†	23,285	67,061
Surmodics, Inc.†	5,541	188,616
Tactile Systems Technology, Inc.#†	9,528	126,818
Tandem Diabetes Care, Inc.†	25,555	319,693
TransMedics Group, Inc.†	12,957	1,489,537
Treace Medical Concepts, Inc.†	18,826	138,183
Twist Bioscience Corp.†	23,083	622,549
UFP Technologies, Inc.†	2,928	615,348
Utah Medical Products, Inc.	1,084	67,436
Varex Imaging Corp.†	15,746	181,866
Zimvie, Inc.†	10,474	197,749
		35,732,005
Healthcare-Services — 2.2%
Strata Critical Medical, Inc. †	26,074	113,943
Addus HomeCare Corp.†	6,991	805,153
agilon health, Inc.†	120,781	154,600
Ardent Health, Inc.#†	9,427	119,629
Astrana Health, Inc.†	15,780	504,329
Aveanna Healthcare Holdings, Inc.†	18,444	147,552
BrightSpring Health Services, Inc.†	32,936	780,254
Brookdale Senior Living, Inc.†	89,458	688,827
Clover Health Investments Corp.#†	153,340	401,751
Community Health Systems, Inc.†	49,991	137,975
Concentra Group Holdings Parent, Inc.	45,693	1,087,493
CorVel Corp.†	11,133	991,394
DocGo, Inc.#†	37,043	57,787
Enhabit, Inc.†	18,746	147,718
Ensign Group, Inc.	21,825	3,749,099
Fortrea Holdings, Inc.#†	34,957	344,326
Fulgent Genetics, Inc.†	7,979	176,894
GeneDx Holdings Corp.†	7,329	949,032
Ginkgo Bioworks Holdings, Inc.†	14,907	188,872
HealthEquity, Inc.†	33,070	2,954,143
Innovage Holding Corp.†	8,226	31,506
Joint Corp.†	5,050	54,237
LifeStance Health Group, Inc.†	52,380	287,042
Nano-X Imaging, Ltd.†	22,447	86,870
National HealthCare Corp.	4,924	558,776
Neuronetics, Inc.#†	14,703	48,961
Oncology Institute, Inc.†	24,000	81,600
OPKO Health, Inc.†	139,587	192,630

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services (continued)
Oscar Health, Inc., Class A†	71,698	$ 1,194,489
PACS Group, Inc.†	17,088	198,904
Pediatrix Medical Group, Inc. †	33,080	569,307
Pennant Group, Inc.†	13,394	321,590
Personalis, Inc.#†	20,391	99,712
Privia Health Group, Inc.†	44,143	1,017,055
RadNet, Inc.†	26,298	1,887,144
SBC Medical Group Holdings, Inc.†	2,381	9,714
Select Medical Holdings Corp.	43,386	564,452
Sonida Senior Living, Inc.#†	2,233	57,835
Surgery Partners, Inc.†	30,114	683,287
Teladoc Health, Inc.#†	67,783	523,963
U.S. Physical Therapy, Inc.	5,841	484,160
Viemed Healthcare, Inc.†	12,590	92,788
		23,546,793
Home Builders — 1.8%
Beazer Homes USA, Inc.†	11,458	288,283
Cavco Industries, Inc.†	2,971	1,576,086
Century Communities, Inc.	10,442	687,919
Champion Homes, Inc.†	21,066	1,589,640
Dream Finders Homes, Inc., Class A#†	11,613	322,725
Forestar Group, Inc.†	7,400	204,758
Green Brick Partners, Inc.†	12,364	863,502
Hovnanian Enterprises, Inc., Class A†	1,888	265,000
Installed Building Products, Inc.#	9,128	2,389,893
KB Home	27,283	1,733,835
LCI Industries	9,640	1,016,249
LGI Homes, Inc.†	8,062	499,119
M/I Homes, Inc.†	10,305	1,517,514
Meritage Homes Corp.	27,689	2,151,158
Taylor Morrison Home Corp.†	38,455	2,590,713
Tri Pointe Homes, Inc.†	35,042	1,238,034
Winnebago Industries, Inc.	10,749	386,749
		19,321,177
Home Furnishings — 0.3%
Arhaus, Inc.†	19,824	232,536
Daktronics, Inc.#†	16,270	282,284
Ethan Allen Interiors, Inc.	8,668	255,793
Flexsteel Industries, Inc.	1,502	69,663
Hamilton Beach Brands Holding Co., Class A	2,925	43,114
Leggett & Platt, Inc.	51,638	496,241
Lovesac Co.#†	5,127	98,079
MillerKnoll, Inc.	26,270	554,560
Sleep Number Corp.#†	8,496	89,463
Sonos, Inc.†	45,730	636,562
Traeger, Inc.†	12,881	16,230
Xperi, Inc.†	18,161	108,966
		2,883,491
Household Products/Wares — 0.3%
ACCO Brands Corp.	32,880	132,178
Acme United Corp.	1,351	58,120
Central Garden & Pet Co.†	3,777	137,596
Central Garden & Pet Co., Class A†	19,834	655,117
Helen of Troy, Ltd.†	9,058	222,374
Quanex Building Products Corp.	18,704	397,834
Spectrum Brands Holdings, Inc.	9,932	566,025
WD-40 Co.	5,259	1,136,154
		3,305,398
Security Description	Shares or Principal Amount	Value

Insurance — 2.1%
Ambac Financial Group, Inc.†	17,901	$ 161,646
American Coastal Insurance Corp.	9,331	103,107
AMERISAFE, Inc.	6,969	321,828
Baldwin Insurance Group, Inc.#†	27,107	858,479
Bowhead Specialty Holdings, Inc.†	6,123	190,180
Citizens, Inc.†	18,387	97,267
CNO Financial Group, Inc.	38,675	1,526,502
Crawford & Co., Class A	6,454	69,961
Donegal Group, Inc., Class A	6,038	108,020
eHealth, Inc.†	11,702	45,287
Employers Holdings, Inc.	9,155	396,045
Essent Group, Ltd.	38,760	2,431,802
F&G Annuities & Life, Inc.	8,419	291,045
Fidelis Insurance Holdings, Ltd.	22,962	401,376
Genworth Financial, Inc.,†	160,600	1,376,342
GoHealth, Inc., Class A†	1,988	10,159
Goosehead Insurance, Inc., Class A	9,194	778,824
Greenlight Capital Re, Ltd., Class A†	9,976	128,591
Hamilton Insurance Group, Ltd., Class B†	17,613	419,894
HCI Group, Inc.	3,324	554,144
Heritage Insurance Holdings, Inc.†	8,633	196,573
Hippo Holdings, Inc.#†	6,892	233,018
Horace Mann Educators Corp.	15,891	730,668
Investors Title Co.	553	137,288
James River Group Holdings, Ltd.	14,159	79,574
Kestrel Group, Ltd.#†	701	18,892
Kingstone Cos, Inc.#	4,494	60,489
Kingsway Financial Services, Inc.#†	6,620	94,997
Lemonade, Inc.#†	21,731	1,149,570
MBIA, Inc.#†	16,922	134,699
Mercury General Corp.	10,503	812,197
NI Holdings, Inc.†	2,784	37,278
NMI Holdings, Inc.†	30,643	1,205,802
Palomar Holdings, Inc.†	10,181	1,252,467
ProAssurance Corp.†	19,762	470,533
Root, Inc., Class A#†	4,089	377,088
Safety Insurance Group, Inc.	5,694	421,413
Selective Insurance Group, Inc.	23,542	1,841,691
Selectquote, Inc.†	55,887	126,305
Skyward Specialty Insurance Group, Inc.†	13,715	662,434
Stewart Information Services Corp.	10,844	789,877
Tiptree, Inc.	9,091	213,184
Trupanion, Inc.†	14,458	670,273
United Fire Group, Inc.	8,324	255,880
Universal Insurance Holdings, Inc.	10,015	244,266
		22,486,955
Internet — 1.8%
Bed Bath & Beyond, Inc. †	21,431	193,093
1-800-Flowers.com, Inc., Class A#†	8,909	49,890
Angi, Inc.†	16,983	300,939
Arena Group Holdings, Inc.†	5,247	30,957
AudioEye, Inc.#†	2,715	34,888
Backblaze, Inc., Class A†	20,417	170,482
BARK, Inc.†	46,384	41,852
Bumble, Inc., Class A†	28,116	173,476
Cargurus, Inc.†	32,225	1,114,985
Cars.com, Inc.#†	22,858	298,297
Cogent Communications Holdings, Inc.	17,277	660,500
Couchbase, Inc.†	16,592	404,679
Crexendo, Inc.†	5,881	37,168
Entravision Communications Corp., Class A	25,298	65,522
ePlus, Inc.	10,276	743,674

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Eventbrite, Inc., Class A†	30,649	$ 81,220
EverQuote, Inc., Class A†	10,732	249,519
Figs, Inc., Class A†	34,239	241,385
fuboTV, Inc.†	129,124	455,808
Gaia, Inc.†	6,928	39,351
Gambling.com Group, Ltd.†	5,446	47,544
Getty Images Holdings, Inc.†	44,774	82,384
Grindr, Inc.#†	12,335	192,919
Groupon, Inc.#†	9,891	258,155
HealthStream, Inc.	9,588	269,231
Hims & Hers Health, Inc.#†	73,928	3,130,851
Lands' End, Inc.#†	4,840	69,502
LifeMD, Inc.#†	14,010	86,722
Liquidity Services, Inc.†	9,040	240,374
Magnite, Inc.†	54,504	1,414,379
MediaAlpha, Inc., Class A†	12,520	132,336
Nerdy, Inc.#†	23,511	31,975
Newsmax, Inc.†	3,089	43,833
Nextdoor Holdings, Inc.†	81,120	166,296
Open Lending Corp.†	41,686	87,957
OptimizeRx Corp.#†	7,023	126,906
Q2 Holdings, Inc.†	23,994	1,889,048
QuinStreet, Inc.†	21,468	336,618
RealReal, Inc.†	36,786	280,677
Revolve Group, Inc.†	15,751	352,350
Rumble, Inc.†	30,893	225,210
Serve Robotics, Inc.#†	18,192	201,931
Shutterstock, Inc.	9,193	192,409
Sprinklr, Inc., Class A†	43,547	376,246
Stitch Fix, Inc., Class A†	40,776	215,705
Travelzoo#†	2,583	25,339
Triller Group, Inc.†	41,901	20,469
TripAdvisor, Inc.#†	45,400	790,868
TrueCar, Inc.†	32,014	70,431
Tucows, Inc., Class A#†	2,740	50,087
Upwork, Inc.†	48,355	744,183
Vivid Seats, Inc.#†	1,409	25,010
Yelp, Inc.†	23,721	750,058
Ziff Davis, Inc.†	16,542	632,070
		18,947,758
Investment Companies — 1.1%
Bit Digital, Inc.#†	71,173	182,915
Bitdeer Technologies Group#†	34,739	496,420
Cannae Holdings, Inc.#	22,199	415,121
Cipher Mining, Inc.#†	102,894	786,110
Cleanspark, Inc.#†	107,886	1,021,680
Compass Diversified Holdings	25,731	192,983
Core Scientific, Inc.†	107,636	1,544,577
FTAI Infrastructure, Inc.#	38,084	182,803
HA Sustainable Infrastructure Capital, Inc.	47,624	1,344,902
Hut 8 Corp.#†	36,792	983,450
MARA Holdings, Inc.#†	134,440	2,148,351
Riot Platforms, Inc.†	127,941	1,760,468
Terawulf, Inc.#†	103,818	981,080
		12,040,860
Iron/Steel — 0.2%
Commercial Metals Co.	44,220	2,550,168
Friedman Industries, Inc.	2,704	51,619
		2,601,787
Security Description	Shares or Principal Amount	Value

Leisure Time — 0.7%
Acushnet Holdings Corp.#	10,837	$ 830,656
American Outdoor Brands, Inc.†	4,996	52,158
Escalade, Inc.	4,112	51,811
Global Business Travel Group I†	36,815	307,037
Johnson Outdoors, Inc., Class A	1,878	75,721
Life Time Group Holdings, Inc.†	52,931	1,477,834
Lindblad Expeditions Holdings, Inc.†	14,482	211,148
Livewire Group, Inc.#†	14,936	57,504
Malibu Boats, Inc., Class A†	7,390	245,348
Marine Products Corp.#	3,326	29,036
MasterCraft Boat Holdings, Inc.#†	6,117	134,207
OneSpaWorld Holdings, Ltd.	37,057	836,376
Peloton Interactive, Inc., Class A†	144,352	1,097,075
Polaris, Inc.#	20,887	1,181,786
Sabre Corp.†	140,054	250,697
Topgolf Callaway Brands Corp.†	51,150	488,994
Xponential Fitness, Inc., Class A#†	11,144	93,721
		7,421,109
Lodging — 0.1%
Hilton Grand Vacations, Inc.†	23,994	1,140,195
Marcus Corp.	9,084	140,257
		1,280,452
Machinery-Construction & Mining — 0.9%
Argan, Inc.	5,138	1,172,594
Astec Industries, Inc.	9,041	418,508
Bloom Energy Corp., Class A†	79,523	4,209,948
Hyster-Yale, Inc.	4,522	169,575
Lightbridge Corp.#†	7,624	115,351
Manitowoc Co., Inc.†	13,781	136,432
NANO Nuclear Energy, Inc.#†	10,575	344,110
Net Power, Inc.#†	13,807	35,208
NuScale Power Corp.†	49,080	1,700,622
Terex Corp.	25,357	1,266,329
		9,568,677
Machinery-Diversified — 1.9%
Aebi Schmidt Holding AG	12,832	157,705
Alamo Group, Inc.	3,977	840,976
Albany International Corp., Class A	11,499	730,302
Cactus, Inc., Class A	26,291	1,102,907
Chart Industries, Inc.†	17,565	3,501,758
Columbus McKinnon Corp.	10,837	162,338
CSW Industrials, Inc.	6,282	1,718,378
DXP Enterprises, Inc.†	5,052	630,894
Eastman Kodak Co.#†	24,320	143,488
Gencor Industries, Inc.†	4,207	68,406
Gorman-Rupp Co.	7,939	339,551
Ichor Holdings, Ltd.†	13,381	225,470
Kadant, Inc.	4,551	1,471,247
Lindsay Corp.	4,086	560,722
Mueller Water Products, Inc., Class A	60,423	1,592,750
Palladyne AI Corp.#†	10,381	78,480
Power Solutions International, Inc.†	2,540	210,541
Pro-Dex, Inc.#†	860	40,317
Richtech Robotics, Inc.#†	28,122	85,632
Tennant Co.	7,309	599,630
Thermon Group Holdings, Inc.†	12,409	329,087
Watts Water Technologies, Inc., Class A	10,663	2,952,585
Zurn Elkay Water Solutions Corp.	58,389	2,648,525
		20,191,689

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media — 0.4%
Altice USA, Inc., Class A†	102,669	$ 240,246
AMC Networks, Inc., Class A#†	13,134	92,726
Cable One, Inc.	2,024	326,836
CuriosityStream, Inc.#	12,996	59,522
E.W. Scripps Co., Class A†	25,562	76,430
Gannett Co., Inc.†	54,541	224,164
Gray Media, Inc.#	34,127	209,199
iHeartMedia, Inc., Class A#†	48,487	103,277
Liberty Latin America, Ltd., Class A†	11,218	90,417
Liberty Latin America, Ltd., Class C†	49,485	407,756
Scholastic Corp.	8,337	213,927
Sinclair, Inc.#	15,034	217,542
Sphere Entertainment Co.†	10,730	486,176
TEGNA, Inc.	62,998	1,335,558
Thryv Holdings, Inc.†	14,304	183,949
Value Line, Inc.	320	12,141
WideOpenWest, Inc.†	20,571	104,706
		4,384,572
Metal Fabricate/Hardware — 0.7%
Ascent Industries Co.†	3,235	39,532
AZZ, Inc.	11,558	1,304,783
Eastern Co.	2,337	55,527
Helios Technologies, Inc.	12,922	700,889
Hillman Solutions Corp.†	77,092	761,669
Janus International Group, Inc.†	52,627	544,689
L.B. Foster Co., Class A†	4,157	108,207
Mayville Engineering Co., Inc.†	5,789	84,519
Metallus, Inc.†	14,283	234,670
Olympic Steel, Inc.	4,026	135,716
Omega Flex, Inc.	1,449	51,150
Park-Ohio Holdings Corp.	3,908	78,942
Proto Labs, Inc.†	9,191	457,804
Ryerson Holding Corp.	10,581	241,247
Standex International Corp.	4,621	943,007
Tredegar Corp.†	10,152	79,490
Worthington Enterprises, Inc.	12,278	807,892
Worthington Steel, Inc.	12,670	421,911
Xometry, Inc., Class A†	16,948	838,587
		7,890,231
Mining — 1.5%
American Battery Technology Co.†	32,992	81,490
Caledonia Mining Corp. PLC	6,521	166,807
Centrus Energy Corp., Class A#†	5,745	1,158,939
Century Aluminum Co.†	20,661	461,360
Coeur Mining, Inc.†	248,609	3,269,208
Compass Minerals International, Inc.†	13,682	260,642
Constellium SE†	55,520	804,485
Contango ORE, Inc.†	3,474	76,532
Critical Metals Corp.#†	13,092	81,105
Dakota Gold Corp.†	32,395	135,087
Encore Energy Corp.#†	71,400	169,932
Energy Fuels, Inc.#†	80,444	929,933
Ferroglobe PLC	46,256	193,350
Hecla Mining Co.	233,959	1,990,991
Idaho Strategic Resources, Inc.†	4,705	132,399
Ivanhoe Electric, Inc.#†	32,393	288,946
Kaiser Aluminum Corp.	6,174	480,769
Lifezone Metals, Ltd.#†	11,299	50,620
MAC Copper, Ltd.†	27,175	329,904
NioCorp Developments, Ltd.†	21,065	96,899
Security Description	Shares or Principal Amount	Value

Mining (continued)
Novagold Resources, Inc.†	96,807	$ 662,160
Perpetua Resources Corp.†	17,511	330,433
Piedmont Lithium, Inc.†	8,421	61,052
SSR Mining, Inc.†	79,743	1,539,837
United States Antimony Corp.†	34,731	158,026
United States Lime & Minerals, Inc.	4,196	528,360
Uranium Energy Corp.†	164,961	1,763,433
US Gold Corp.†	3,660	48,056
US Goldmining, Inc.†	1,110	10,268
Vox Royalty Corp.	11,906	43,814
		16,304,837
Miscellaneous Manufacturing — 1.5%
Byrna Technologies, Inc.#†	6,888	140,515
Core Molding Technologies, Inc.†	3,448	66,202
Enpro, Inc.	8,187	1,791,070
Fabrinet†	14,014	4,642,698
Federal Signal Corp.	23,327	2,868,988
Hillenbrand, Inc.	27,519	698,707
JBT Marel Corp.	20,265	2,903,772
LSB Industries, Inc.†	21,338	177,532
Materion Corp.	8,087	896,040
Myers Industries, Inc.	14,398	241,023
NL Industries, Inc.	3,425	22,399
Outdoor Holding Co.#†	35,756	51,131
Park Aerospace Corp.	6,833	128,050
Sight Sciences, Inc.†	16,795	68,188
Smith & Wesson Brands, Inc.#	16,592	135,557
Sturm Ruger & Co., Inc.	6,242	216,410
Trinity Industries, Inc.	31,970	908,587
		15,956,869
Multi-National — 0.1%
Banco Latinoamericano de Comercio Exterior SA, Class E	11,047	509,598
Office Furnishings — 0.2%
CompX International, Inc.	626	15,562
HNI Corp.	17,889	803,932
Interface, Inc.	22,539	602,242
Steelcase, Inc., Class A	33,100	554,094
Virco Mfg. Corp.#	4,479	38,564
		2,014,394
Office/Business Equipment — 0.1%
Pitney Bowes, Inc.	46,508	563,677
Xerox Holdings Corp.#	46,560	185,309
		748,986
Oil & Gas — 2.2%
Berry Corp.	31,332	104,649
BKV Corp.†	6,328	147,506
Borr Drilling, Ltd.#	85,020	247,408
California Resources Corp.	25,417	1,262,717
CNX Resources Corp.†	55,285	1,614,322
Comstock Resources, Inc.†	28,813	464,754
Crescent Energy Co., Class A#	69,614	664,118
CVR Energy, Inc.†	12,229	372,862
Delek US Holdings, Inc.	23,557	652,764
Diversified Energy Co. PLC	21,666	356,839
DLB Oil & Gas, Inc.†(1)	3,000	0
Empire Petroleum Corp.†	5,961	30,103
Epsilon Energy, Ltd.	6,027	35,318
Evolution Petroleum Corp.#	9,124	47,080

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Granite Ridge Resources, Inc.#	20,117	$ 111,851
Gulfport Energy Corp.†	5,962	1,037,567
Helmerich & Payne, Inc.	37,580	785,046
HighPeak Energy, Inc.#	7,437	57,265
Infinity Natural Resources, Inc., Class A†	5,124	76,348
Kolibri Global Energy, Inc.#†	14,342	80,889
Kosmos Energy, Ltd.†	187,574	335,757
Magnolia Oil & Gas Corp., Class A	72,647	1,807,457
Murphy Oil Corp.	52,598	1,307,586
Nabors Industries, Ltd.#†	5,415	201,871
NextNRG, Inc.†	7,126	12,969
Noble Corp. PLC	49,189	1,417,627
Northern Oil & Gas, Inc.	35,506	928,837
Par Pacific Holdings, Inc.†	20,744	718,572
Patterson-UTI Energy, Inc.	137,854	800,932
PBF Energy, Inc., Class A	32,719	893,883
Prairie Operating Co.†	8,783	22,397
PrimeEnergy Resources Corp.#†	185	27,985
Riley Exploration Permian, Inc.#	4,943	144,632
Sable Offshore Corp.#†	26,701	720,393
SandRidge Energy, Inc.	13,757	162,883
Seadrill, Ltd.#†	24,484	781,284
SM Energy Co.	44,721	1,276,785
Talos Energy, Inc.†	47,607	470,357
Transocean, Ltd.†	291,090	882,003
VAALCO Energy, Inc.#	39,313	152,534
Valaris, Ltd.#†	24,970	1,240,260
Vital Energy, Inc.#†	11,487	204,698
Vitesse Energy, Inc.#	10,683	284,275
W&T Offshore, Inc.#	40,366	73,466
		23,018,849
Oil & Gas Services — 1.0%
Archrock, Inc.	64,050	1,585,878
Aris Water Solutions, Inc., Class A	12,209	296,312
Atlas Energy Solutions, Inc.#	29,495	345,386
Bristow Group, Inc.†	10,974	422,609
Core Laboratories, Inc.#	18,198	209,459
DMC Global, Inc.†	7,917	53,044
DNOW, Inc.†	41,925	670,800
Expro Group Holdings NV†	40,303	502,578
Flotek Industries, Inc.†	5,794	70,050
Flowco Holdings, Inc., Class A	6,310	102,979
Forum Energy Technologies, Inc.†	4,524	119,660
Helix Energy Solutions Group, Inc.†	56,667	373,436
Innovex International, Inc.†	15,405	265,890
Kodiak Gas Services, Inc.	21,037	752,914
Liberty Energy, Inc.	61,615	693,169
Mammoth Energy Services, Inc.†	9,864	23,378
Matrix Service Co.†	10,138	153,388
National Energy Services Reunited Corp.†	23,126	216,459
Natural Gas Services Group, Inc.	4,132	108,093
Oceaneering International, Inc.†	36,706	895,626
Oil States International, Inc.†	23,707	132,759
ProFrac Holding Corp., Class A†	4,969	19,876
ProPetro Holding Corp.†	30,793	157,044
Ranger Energy Services, Inc., Class A	6,971	99,476
RPC, Inc.#	34,171	162,996
SEACOR Marine Holdings, Inc.#†	8,354	53,549
Select Water Solutions, Inc.	35,209	299,981
Solaris Energy Infrastructure, Inc.	14,094	445,230
Security Description	Shares or Principal Amount	Value

Oil & Gas Services (continued)
TETRA Technologies, Inc.†	50,070	$ 235,329
Tidewater, Inc.#†	19,794	1,191,599
		10,658,947
Packaging & Containers — 0.2%
Ardagh Metal Packaging SA	54,474	201,009
Clearwater Paper Corp.†	6,247	134,748
Greif, Inc., Class A	9,867	644,414
Greif, Inc., Class B	1,836	125,362
Karat Packaging, Inc.	2,140	54,099
O-I Glass, Inc.†	60,017	779,621
Ranpak Holdings Corp.†	19,096	100,827
TriMas Corp.	12,853	497,025
		2,537,105
Pharmaceuticals — 2.8%
Aclaris Therapeutics, Inc.†	36,909	71,234
Actuate Therapeutics, Inc.†	2,392	20,188
AdaptHealth Corp.†	36,499	346,376
Aduro Biotech Holding, Inc. CVR†(1)	6,346	1,523
Agios Pharmaceuticals, Inc.†	21,773	821,060
Akebia Therapeutics, Inc.†	95,169	298,831
Alector, Inc.†	31,141	73,181
Alkermes PLC†	63,234	1,831,889
Amneal Pharmaceuticals, Inc.†	58,380	558,113
Amphastar Pharmaceuticals, Inc.†	14,612	447,419
Amylyx Pharmaceuticals, Inc.#†	26,989	253,157
Anika Therapeutics, Inc.†	5,068	47,538
Aquestive Therapeutics, Inc.#†	32,576	122,812
Arvinas, Inc.†	25,936	200,485
aTyr Pharma, Inc.#†	33,620	180,876
Avadel Pharmaceuticals PLC†	34,547	509,914
Biote Corp., Class A#†	11,859	40,795
Catalyst Pharmaceuticals, Inc.†	44,621	918,746
Cidara Therapeutics, Inc.†	6,478	423,596
Coherus Biosciences, Inc.#†	41,926	48,634
Collegium Pharmaceutical, Inc.†	12,388	480,654
CorMedix, Inc.#†	25,216	373,953
Corvus Pharmaceuticals, Inc.#†	21,298	122,251
Enanta Pharmaceuticals, Inc.†	7,475	62,790
Enliven Therapeutics, Inc.†	12,627	255,949
Eton Pharmaceuticals, Inc.#†	9,717	168,201
Fennec Pharmaceuticals, Inc.#†	8,991	79,750
FitLife Brands, Inc.†	1,587	29,550
Foghorn Therapeutics, Inc.†	13,316	67,379
Fulcrum Therapeutics, Inc.†	21,473	139,145
Guardian Pharmacy Services, Inc., Class A†	5,186	137,014
Gyre Therapeutics, Inc.†	5,520	42,725
Harmony Biosciences Holdings, Inc.†	17,008	627,425
Harrow, Inc.#†	12,376	482,664
Herbalife, Ltd.†	39,974	390,946
Heron Therapeutics, Inc.#†	62,202	83,973
Indivior PLC†	47,484	1,152,912
Inhibikase Therapeutics, Inc.†	24,590	44,262
Ironwood Pharmaceuticals, Inc.†	65,059	85,878
Journey Medical Corp.#†	4,935	35,581
KalVista Pharmaceuticals, Inc.†	14,700	197,862
Lifevantage Corp.#	4,303	56,369
Madrigal Pharmaceuticals, Inc.†	6,544	2,865,290
MannKind Corp.†	116,882	536,488
MediWound, Ltd.#†	3,049	50,918
Mirum Pharmaceuticals, Inc.†	16,993	1,255,273
Nature's Sunshine Products, Inc.†	5,941	100,106

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Neurogene, Inc.#†	4,003	$ 73,975
Nuvectis Pharma, Inc.†	5,234	34,335
Ocular Therapeutix, Inc.†	54,755	668,559
Option Care Health, Inc.†	63,734	1,827,891
ORIC Pharmaceuticals, Inc.†	17,330	177,286
Owens & Minor, Inc.†	30,041	147,201
Pacira BioSciences, Inc.†	17,761	473,686
Phibro Animal Health Corp., Class A	8,084	299,674
Premier, Inc., Class A#	35,698	924,578
Protagonist Therapeutics, Inc.†	22,551	1,331,637
Rhythm Pharmaceuticals, Inc.†	21,071	2,173,474
Scpharmaceuticals, Inc.#†	13,920	76,560
SELLAS Life Sciences Group, Inc.#†	38,806	74,508
SIGA Technologies, Inc.	15,488	129,944
Spyre Therapeutics, Inc.#†	19,647	323,979
Supernus Pharmaceuticals, Inc.†	21,056	950,047
Tonix Pharmaceuticals Holding Corp.#†	2,852	84,505
Trevi Therapeutics, Inc.†	29,987	217,556
TuHURA Biosciences, Inc.#†	10,444	28,199
USANA Health Sciences, Inc.†	4,186	133,575
Vanda Pharmaceuticals, Inc.†	21,489	101,643
Vaxcyte, Inc.†	48,630	1,497,318
Voyager Therapeutics, Inc.†	19,304	64,861
Xeris Biopharma Holdings, Inc.†	59,116	462,878
Y-mAbs Therapeutics, Inc.†	13,770	117,733
		29,537,277
Pipelines — 0.3%
Excelerate Energy, Inc., Class A	8,988	219,487
Golar LNG, Ltd.	38,735	1,697,368
Kinetik Holdings, Inc.	16,818	703,497
New Fortress Energy, Inc.†	66,355	163,233
NextDecade Corp.†	51,999	557,429
Summit Midstream Corp.†	4,024	92,633
		3,433,647
Private Equity — 0.1%
Chicago Atlantic Real Estate Finance, Inc.	7,015	99,894
P10, Inc., Class A#	21,241	262,114
Patria Investments, Ltd., Class A#	22,499	304,636
		666,644
Real Estate — 0.6%
American Realty Investors, Inc.†	298	4,559
Anywhere Real Estate, Inc.†	41,721	254,915
Compass, Inc., Class A†	177,109	1,608,150
Douglas Elliman, Inc.†	29,817	81,102
eXp World Holdings, Inc.#	30,845	334,051
FRP Holdings, Inc.†	4,736	121,715
Kennedy-Wilson Holdings, Inc.	47,844	421,027
Legacy Housing Corp.#†	3,515	98,227
Logistic Properties Of The Americas†	1,596	10,358
Marcus & Millichap, Inc.	9,367	305,271
Maui Land & Pineapple Co., Inc.†	2,775	48,229
McGrath RentCorp	9,513	1,155,734
Mobile Infrastructure Corp.#†	5,856	22,780
Newmark Group, Inc., Class A	53,261	969,883
RE/MAX Holdings, Inc., Class A†	7,240	68,201
Real Brokerage, Inc.†	41,930	225,583
RMR Group, Inc., Class A	6,312	106,547
Seaport Entertainment Group, Inc.†	3,035	75,754
Sky Harbour Group Corp.†	8,650	91,171
St. Joe Co.	14,862	749,937
Security Description	Shares or Principal Amount	Value

Real Estate (continued)
Stratus Properties, Inc.#†	2,715	$ 52,834
Transcontinental Realty Investors, Inc.†	769	36,235
		6,842,263
REITS — 6.3%
Rithm Property Trust, Inc.	17,126	44,014
Acadia Realty Trust	51,665	1,033,817
ACRES Commercial Realty Corp.†	2,503	52,563
Adamas Trust, Inc.	33,091	238,917
Advanced Flower Capital, Inc.#	7,442	34,680
AG Mtg. Investment Trust, Inc.	10,923	82,578
Alexander & Baldwin, Inc.	28,314	547,593
Alexander's, Inc.#	832	191,643
Alpine Income Property Trust, Inc.	5,141	78,503
American Assets Trust, Inc.	20,564	429,788
American Healthcare REIT, Inc.	62,083	2,656,532
Angel Oak Mtg. REIT, Inc.#	5,051	49,803
Apartment Investment & Management Co., Class A	51,027	399,541
Apollo Commercial Real Estate Finance, Inc.	54,215	574,137
Apple Hospitality REIT, Inc.	87,720	1,145,623
Arbor Realty Trust, Inc.	61,809	737,999
Ares Commercial Real Estate Corp.#	20,651	97,473
Armada Hoffler Properties, Inc.	31,634	230,296
ARMOUR Residential REIT, Inc.#	39,237	600,718
Blackstone Mtg. Trust, Inc., Class A	63,805	1,248,026
Braemar Hotels & Resorts, Inc.	23,969	66,154
Brandywine Realty Trust	67,672	288,283
BrightSpire Capital, Inc.	51,009	295,852
Broadstone Net Lease, Inc.	74,388	1,382,873
BRT Apartments Corp.	4,407	70,512
CareTrust REIT, Inc.	81,926	2,819,074
CBL & Associates Properties, Inc.	7,041	224,256
Centerspace	6,663	396,449
Chatham Lodging Trust	17,502	133,540
Chimera Investment Corp.	30,716	435,246
City Office REIT, Inc.	15,924	110,353
Claros Mtg. Trust, Inc.	34,542	127,805
Clipper Realty, Inc.	6,219	27,861
Community Healthcare Trust, Inc.	10,530	162,267
COPT Defense Properties	44,710	1,286,754
CTO Realty Growth, Inc.#	11,795	203,818
Curbline Properties Corp.	38,043	857,109
DiamondRock Hospitality Co.	81,217	695,218
Diversified Healthcare Trust	86,811	330,750
Douglas Emmett, Inc.	55,766	903,967
Dynex Capital, Inc.	40,866	515,729
Easterly Government Properties, Inc.	15,731	360,083
Ellington Financial, Inc.#	35,757	487,725
Elme Communities	34,179	583,777
Empire State Realty Trust, Inc., Class A	54,587	417,591
Essential Properties Realty Trust, Inc.	77,485	2,426,830
Farmland Partners, Inc.#	15,957	175,846
Four Corners Property Trust, Inc.	39,076	1,011,678
Franklin BSP Realty Trust, Inc.	32,371	373,885
Franklin Street Properties Corp.	30,172	50,086
FrontView REIT, Inc.	7,194	96,184
Getty Realty Corp.	20,150	576,089
Gladstone Commercial Corp.	17,869	240,338
Gladstone Land Corp.#	13,864	127,549
Global Medical REIT, Inc.#	24,567	184,253
Global Net Lease, Inc.	76,805	604,455
Hudson Pacific Properties, Inc.†	126,219	354,675
Independence Realty Trust, Inc.	90,689	1,642,378

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Industrial Logistics Properties Trust	21,750	$ 133,980
Innovative Industrial Properties, Inc.	10,790	611,361
InvenTrust Properties Corp.	30,487	907,598
Invesco Mtg. Capital, Inc.	25,448	199,003
JBG SMITH Properties#	27,011	579,116
Kite Realty Group Trust	85,963	1,961,676
KKR Real Estate Finance Trust, Inc.	22,105	212,871
Ladder Capital Corp.	44,249	514,173
LTC Properties, Inc.	17,707	646,306
Lument Finance Trust, Inc.	18,556	41,565
LXP Industrial Trust	114,031	1,035,401
Macerich Co.	99,042	1,822,373
MFA Financial, Inc.	40,730	415,446
Modiv Industrial, Inc.#	3,804	57,707
National Health Investors, Inc.	17,998	1,409,063
NET Lease Office Properties	5,760	170,611
NETSTREIT Corp.#	31,981	584,932
NexPoint Diversified Real Estate Trust#	13,802	54,242
Nexpoint Real Estate Finance, Inc.	3,109	46,635
NexPoint Residential Trust, Inc.	8,848	305,344
One Liberty Properties, Inc.	7,023	167,779
Orchid Island Capital, Inc.#	42,473	299,859
Outfront Media, Inc.	54,540	1,018,807
Paramount Group, Inc.†	72,370	521,064
Peakstone Realty Trust#	14,227	180,967
Pebblebrook Hotel Trust	45,471	506,547
PennyMac Mtg. Investment Trust	33,653	414,268
Phillips Edison & Co., Inc.	49,245	1,732,932
Piedmont Office Realty Trust, Inc.	49,157	416,360
Plymouth Industrial REIT, Inc.	16,226	356,972
Postal Realty Trust, Inc., Class A	8,801	139,408
PotlatchDeltic Corp.	30,496	1,281,747
Ready Capital Corp.#	64,980	276,815
Redwood Trust, Inc.	52,384	320,590
RLJ Lodging Trust#	58,712	452,082
Ryman Hospitality Properties, Inc.	22,945	2,266,737
Sabra Health Care REIT, Inc.	92,719	1,771,860
Safehold, Inc.	22,016	362,383
Saul Centers, Inc.	4,704	160,736
Service Properties Trust	59,063	159,470
Seven Hills Realty Trust#	5,436	58,818
Sila Realty Trust, Inc.#	21,582	538,255
SITE Centers Corp.	19,508	239,558
SL Green Realty Corp.	28,021	1,594,115
Smartstop Self Storage REIT, Inc.	11,190	407,204
Strawberry Fields REIT, Inc.	2,934	34,210
Summit Hotel Properties, Inc.	42,721	234,111
Sunrise Realty Trust, Inc.	4,132	45,700
Sunstone Hotel Investors, Inc.	75,058	711,550
Tanger, Inc.	43,566	1,489,086
Terreno Realty Corp.	39,885	2,304,156
TPG RE Finance Trust, Inc.	26,623	248,925
Two Harbors Investment Corp.	41,290	412,900
UMH Properties, Inc.	30,871	484,366
Universal Health Realty Income Trust	4,996	202,788
Urban Edge Properties	49,801	1,030,383
Veris Residential, Inc.	30,491	479,623
Whitestone REIT	17,540	230,826
Xenia Hotels & Resorts, Inc.	39,433	557,188
		67,342,084
Security Description	Shares or Principal Amount	Value

Retail — 3.8%
Abercrombie & Fitch Co., Class A†	18,292	$ 1,710,851
Academy Sports & Outdoors, Inc.	25,859	1,384,749
Advance Auto Parts, Inc.#	23,392	1,426,678
American Eagle Outfitters, Inc.	63,511	821,832
America's Car-Mart, Inc.#†	2,854	127,888
Arko Corp.#	29,180	145,900
Asbury Automotive Group, Inc.†	7,680	1,931,827
Barnes & Noble Education, Inc.#†	6,087	52,531
Bassett Furniture Industries, Inc.	2,692	45,279
Biglari Holdings, Inc., Class B†	260	80,826
BJ's Restaurants, Inc.†	8,476	284,455
Bloomin' Brands, Inc.	33,209	244,086
BlueLinx Holdings, Inc.†	3,026	249,978
Boot Barn Holdings, Inc.†	11,926	2,120,085
Brinker International, Inc.†	17,188	2,680,984
Buckle, Inc.	12,297	695,887
Build-A-Bear Workshop, Inc.	4,915	298,881
Caleres, Inc.#	12,669	190,035
Camping World Holdings, Inc., Class A	23,462	410,820
Cheesecake Factory, Inc.#	18,123	1,113,840
Citi Trends, Inc.†	1,942	69,193
Clean Energy Fuels Corp.†	66,776	175,621
Cracker Barrel Old Country Store, Inc.	8,621	515,708
Dave & Buster's Entertainment, Inc.†	10,719	275,157
Denny's Corp.#†	20,503	93,699
Designer Brands, Inc., Class A#	10,047	37,274
Dine Brands Global, Inc.#	5,992	143,508
El Pollo Loco Holdings, Inc.†	10,764	114,421
Envela Corp.†	2,705	20,206
EVgo, Inc.†	49,166	190,272
First Watch Restaurant Group, Inc.#†	16,026	301,930
FirstCash Holdings, Inc.	15,443	2,274,291
Foot Locker, Inc.†	33,438	825,919
Genesco, Inc.†	4,133	132,173
GMS, Inc.†	15,168	1,667,418
Group 1 Automotive, Inc.	4,911	2,282,535
Haverty Furniture Cos., Inc.	5,484	123,664
J. Jill, Inc.#	2,792	46,794
Jack in the Box, Inc.#	7,349	141,836
Kohl's Corp.	42,415	638,770
Krispy Kreme, Inc.#	31,367	111,353
Kura Sushi USA, Inc., Class A†	2,415	204,804
La-Z-Boy, Inc.	16,131	596,363
MarineMax, Inc.#†	7,300	192,355
Movado Group, Inc.	5,748	105,016
National Vision Holdings, Inc.†	30,416	697,743
Nu Skin Enterprises, Inc., Class A	18,693	227,494
ODP Corp.†	10,653	215,830
OneWater Marine, Inc., Class A#†	4,544	76,476
Papa John's International, Inc.#	12,717	619,445
Patrick Industries, Inc.#	12,652	1,415,126
PC Connection, Inc.	4,384	281,497
Petco Health & Wellness Co., Inc.#†	31,920	127,361
Portillo's, Inc., Class A#†	21,747	153,969
Potbelly Corp.#†	9,549	123,564
PriceSmart, Inc.	9,867	1,058,334
Sally Beauty Holdings, Inc.†	39,640	549,410
Savers Value Village, Inc.†	9,484	114,662
Shake Shack, Inc., Class A†	15,025	1,592,650
Shoe Carnival, Inc.	6,888	143,959
Signet Jewelers, Ltd.#	16,269	1,432,485
Sonic Automotive, Inc., Class A	5,711	469,387
Sweetgreen, Inc., Class A#†	39,624	360,578

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Tile Shop Holdings, Inc.#†	11,722	$ 72,794
Urban Outfitters, Inc.†	24,625	1,651,845
Victoria's Secret & Co.†	26,604	612,424
Warby Parker, Inc., Class A†	38,438	1,007,076
Winmark Corp.	1,153	534,808
Zumiez, Inc.†	6,410	110,188
		40,946,797
Savings & Loans — 1.2%
Beacon Financial Corp.	17,969	469,530
Axos Financial, Inc.†	20,314	1,852,840
Banc of California, Inc.	54,119	915,693
Bankfinancial Corp.#	4,537	56,168
Brookline Bancorp, Inc.	31,740	347,553
BV Financial, Inc.#†	3,523	59,116
Capitol Federal Financial, Inc.	48,519	314,403
CF Bankshares, Inc.	1,562	38,425
Citizens Community Bancorp, Inc.	3,902	64,500
Eagle Bancorp Montana, Inc.	3,012	52,800
Finward Bancorp	1,396	44,672
First Capital, Inc.#	1,326	54,499
First Savings Financial Group, Inc.	2,253	61,777
Flagstar Financial, Inc.	118,443	1,518,439
Flushing Financial Corp.	12,721	175,041
FS Bancorp, Inc.	2,698	115,232
Greene County Bancorp, Inc.	2,579	61,870
Hingham Institution for Savings	589	167,358
Home Bancorp, Inc.	2,631	148,033
HomeTrust Bancshares, Inc.	6,265	259,120
Northfield Bancorp, Inc.	14,916	176,755
Northwest Bancshares, Inc.	54,658	691,424
OceanFirst Financial Corp.	22,017	404,893
Pacific Premier Bancorp, Inc.#	37,522	918,914
Provident Financial Services, Inc.	45,569	904,089
Riverview Bancorp, Inc.	8,310	42,049
Sound Financial Bancorp, Inc.	871	41,172
Southern Missouri Bancorp, Inc.	3,747	215,584
Timberland Bancorp, Inc.	3,032	101,420
WaFd, Inc.	31,480	990,046
WaterStone Financial, Inc.	6,428	96,356
WSFS Financial Corp.	22,579	1,316,130
		12,675,901
Semiconductors — 2.2%
ACM Research, Inc., Class A†	19,653	554,608
Aehr Test Systems#†	10,962	273,502
Aeluma, Inc.#†	3,910	89,109
Alpha & Omega Semiconductor, Ltd.†	9,784	281,486
Ambarella, Inc.†	15,745	1,298,647
Arteris, Inc.†	11,466	108,010
Atomera, Inc.#†	11,899	39,029
Axcelis Technologies, Inc.†	12,604	1,008,824
CEVA, Inc.†	8,870	197,091
Cohu, Inc.†	18,085	359,891
Diodes, Inc.†	17,945	976,836
FormFactor, Inc.†	30,021	876,313
Impinj, Inc.†	10,116	1,896,446
Kulicke & Soffa Industries, Inc.	20,339	762,712
MaxLinear, Inc.†	31,604	496,815
Navitas Semiconductor Corp.†	51,217	300,132
Ouster, Inc.†	19,759	563,724
Penguin Solutions, Inc.†	20,656	498,429
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Photronics, Inc.†	23,822	$ 540,045
Power Integrations, Inc.	21,797	983,045
Rambus, Inc.†	41,871	3,088,824
Richardson Electronics, Ltd.#	4,921	48,373
Semtech Corp.†	33,828	1,965,068
Silicon Laboratories, Inc.†	12,464	1,674,538
SiTime Corp.†	8,183	1,977,586
SkyWater Technology, Inc.#†	9,819	117,730
Synaptics, Inc.†	15,267	1,066,553
Ultra Clean Holdings, Inc.†	17,386	417,612
Veeco Instruments, Inc.†	22,192	544,148
Vishay Precision Group, Inc.†	4,497	127,805
		23,132,931
Software — 5.3%
Teads Holding Co.†	12,189	21,331
TruBridge, Inc.#†	4,062	81,078
8x8, Inc.†	53,029	104,997
ACI Worldwide, Inc.†	41,006	2,023,646
ACV Auctions, Inc., Class A†	64,290	749,621
Adeia, Inc.	42,295	636,117
Agilysys, Inc.†	10,021	1,093,492
Airship AI Holdings, Inc.#†	8,137	36,372
Alignment Healthcare, Inc.†	49,041	802,311
Alkami Technology, Inc.#†	26,047	666,803
Amplitude, Inc., Class A†	33,524	383,179
Appian Corp., Class A†	15,226	468,656
Asana, Inc., Class A†	36,157	527,892
Asure Software, Inc.†	8,777	73,727
AvePoint, Inc.†	50,782	830,794
AvidXchange Holdings, Inc.†	66,550	661,507
Bandwidth, Inc., Class A†	10,265	153,975
BigBear.ai Holdings, Inc.#†	111,213	563,850
Blackbaud, Inc.†	14,987	999,783
BlackLine, Inc.†	20,430	1,110,779
Blend Labs, Inc., Class A†	82,447	298,458
Box, Inc., Class A†	54,562	1,780,358
Braze, Inc., Class A†	29,807	825,654
C3.ai, Inc., Class A#†	46,584	787,735
Cerence, Inc.#†	16,694	175,788
Claritev Corp.†	2,980	205,352
Clear Secure, Inc., Class A	32,468	1,178,913
Clearwater Analytics Holdings, Inc., Class A†	95,542	1,974,853
Climb Global Solutions, Inc.	1,474	182,127
Commerce.com, Inc.†	25,991	120,858
Commvault Systems, Inc.†	17,188	3,208,054
Consensus Cloud Solutions, Inc.†	7,597	201,852
CoreCard Corp.†	2,277	63,005
CS Disco, Inc.†	9,423	51,544
CSG Systems International, Inc.	10,828	694,725
Daily Journal Corp.#†	504	235,469
Definitive Healthcare Corp.†	14,415	58,092
Digi International, Inc.†	14,092	489,274
Digimarc Corp.#†	6,354	55,026
Digital Turbine, Inc.#†	39,461	165,736
DigitalOcean Holdings, Inc.#†	25,208	822,285
Domo, Inc., Class B†	13,288	195,068
Donnelley Financial Solutions, Inc.†	10,336	586,775
eGain Corp.†	7,601	47,810
EverCommerce, Inc.#†	5,975	69,011
Evolent Health, Inc., Class A#†	45,940	443,321
Expensify, Inc.†	24,315	47,657
Fastly, Inc., Class A#†	52,671	400,826

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Five9, Inc.†	29,845	$ 803,427
Freshworks, Inc., Class A†	79,197	1,066,784
Genius Sports, Ltd.†	85,610	1,094,952
GigaCloud Technology, Inc., Class A†	10,285	272,244
Golden Matrix Group, Inc.†	5,944	7,311
Health Catalyst, Inc.†	26,035	88,259
I3 Verticals, Inc., Class A#†	9,031	284,025
IBEX Holdings, Ltd.†	3,704	109,379
Ibotta, Inc., Class A#†	5,029	135,481
Immersion Corp.#	12,036	84,974
Innodata, Inc.†	11,689	443,948
Inspired Entertainment, Inc.†	9,325	86,723
Intapp, Inc.†	21,680	997,063
IonQ, Inc.#†	91,964	3,930,541
Jamf Holding Corp.†	26,196	244,147
Kaltura, Inc.†	33,128	52,674
Life360, Inc.#†	6,237	564,106
LiveRamp Holdings, Inc.†	24,852	693,868
MeridianLink, Inc.†	12,343	245,502
N-able, Inc.†	28,511	229,799
Nutex Health, Inc.#†	1,304	109,262
Olo, Inc., Class A†	45,169	462,982
ON24, Inc.†	14,693	84,044
Pagaya Technologies, Ltd., Class A†	16,303	601,255
PagerDuty, Inc.†	32,694	547,298
PDF Solutions, Inc.†	11,875	242,844
Phreesia, Inc.†	21,982	695,950
Planet Labs PBC†	83,157	589,583
Playstudios, Inc.†	35,914	34,714
Playtika Holding Corp.	22,872	84,855
Porch Group, Inc.†	31,178	529,091
Progress Software Corp.	16,716	773,784
PROS Holdings, Inc.†	17,138	265,639
PubMatic, Inc., Class A†	16,137	139,908
Quantum Computing, Inc.#†	44,314	699,275
Rackspace Technology, Inc.†	33,996	42,835
Red Violet, Inc.	4,463	224,221
ReposiTrak, Inc.#	4,346	70,405
Rezolve AI PLC#†	36,955	138,212
Sapiens International Corp. NV	12,052	517,031
Schrodinger, Inc.†	21,756	424,460
SEMrush Holdings, Inc., Class A†	17,578	138,866
Silvaco Group, Inc.#†	3,366	17,974
Simulations Plus, Inc.#†	6,791	96,228
Skillsoft Corp.†	1,813	27,866
SoundHound AI, Inc., Class A†	141,920	1,847,798
Sprout Social, Inc., Class A†	19,489	307,731
SPS Commerce, Inc.†	14,723	1,623,947
Synchronoss Technologies, Inc.†	4,379	26,362
Talkspace, Inc.†	48,580	129,223
Verint Systems, Inc.†	24,071	490,808
Vertex, Inc., Class A#†	25,011	645,784
Viant Technology, Inc., Class A†	6,371	66,258
Vimeo, Inc.†	62,097	260,807
VTEX#†	21,787	88,891
Waystar Holding Corp.†	35,195	1,333,187
Weave Communications, Inc.†	22,412	174,365
WM Technology, Inc.†	35,509	44,031
Workiva, Inc.†	19,584	1,610,588
Yext, Inc.†	40,840	371,236
Security Description	Shares or Principal Amount	Value

Software (continued)
Zeta Global Holdings Corp., Class A#†	73,059	$ 1,434,879
Zspace, Inc.†	1,745	3,682
		56,808,902
Telecommunications — 2.7%
A10 Networks, Inc.	27,957	495,118
ADTRAN Holdings, Inc.†	29,163	273,549
Anterix, Inc.†	5,260	124,872
Applied Digital Corp.#†	69,214	1,106,040
ATN International, Inc.	3,635	61,795
Aviat Networks, Inc.#†	4,527	103,940
BK Technologies Corp.#†	1,104	78,141
BlackSky Technology, Inc.#†	10,987	192,932
Calix, Inc.†	22,947	1,364,199
Clearfield, Inc.†	4,540	148,095
CommScope Holding Co., Inc.†	83,595	1,340,864
Credo Technology Group Holding, Ltd.†	56,893	7,000,968
DigitalBridge Group, Inc.	66,811	762,314
EchoStar Corp., Class A#†	52,672	3,254,603
Extreme Networks, Inc.†	51,638	1,104,020
Frequency Electronics, Inc.†	2,676	86,301
Globalstar, Inc.†	19,447	582,049
Gogo, Inc.†	26,137	286,984
Harmonic, Inc.†	42,986	413,525
IDT Corp., Class B	6,430	411,970
Inseego Corp.†	5,048	62,242
InterDigital, Inc.	10,060	2,733,403
Lumen Technologies, Inc.†	371,961	1,848,646
NETGEAR, Inc.†	10,561	286,942
Ooma, Inc.†	9,708	125,427
Powerfleet, Inc.#†	48,287	225,500
Preformed Line Products Co.	919	175,593
Ribbon Communications, Inc.†	35,512	144,889
Satellogic, Inc.#†	28,032	104,559
Shenandoah Telecommunications Co.	19,274	255,381
Spok Holdings, Inc.	7,742	140,595
Telephone & Data Systems, Inc.	38,264	1,534,004
Viasat, Inc.†	44,333	1,433,286
Viavi Solutions, Inc.†	86,557	976,363
		29,239,109
Textiles — 0.1%
UniFirst Corp.	5,907	1,050,383
Therapeutics — 0.0%
Tobira Therapeutics, Inc. CVR†(1)	4,989	0
Toys/Games/Hobbies — 0.0%
Funko, Inc., Class A†	14,563	50,388
JAKKS Pacific, Inc.	3,625	64,416
		114,804
Transportation — 1.1%
ArcBest Corp.	8,981	662,439
Ardmore Shipping Corp.	13,098	152,199
Costamare Bulkers Holdings, Ltd.†	3,406	35,967
Costamare, Inc.	16,893	193,256
Covenant Logistics Group, Inc.	6,452	155,687
CryoPort, Inc.†	19,317	171,149
DHT Holdings, Inc.	48,549	568,994
Dorian LPG, Ltd.	14,355	459,073
FLEX LNG, Ltd.	11,894	324,111
Forward Air Corp.#†	8,772	263,423
Genco Shipping & Trading, Ltd.#	15,302	257,686
Heartland Express, Inc.	19,817	170,228

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
Himalaya Shipping, Ltd.#	11,116	$ 84,148
Hub Group, Inc., Class A	23,338	873,308
International Seaways, Inc.#	15,653	710,959
Marten Transport, Ltd.	20,371	241,193
Matson, Inc.	12,663	1,317,585
Navigator Holdings, Ltd.#	12,625	203,136
Nordic American Tankers, Ltd.#	79,610	247,587
PAMT Corp.#†	2,449	30,000
Pangaea Logistics Solutions, Ltd.	11,788	62,830
Proficient Auto Logistics, Inc.†	9,715	76,749
Radiant Logistics, Inc.†	13,483	87,235
RXO, Inc.#†	63,636	1,039,176
Safe Bulkers, Inc.	22,781	96,819
Scorpio Tankers, Inc.	17,009	857,254
SFL Corp., Ltd.#	46,811	380,573
Teekay Corp., Ltd.	19,846	162,737
Teekay Tankers, Ltd., Class A	9,276	456,101
Universal Logistics Holdings, Inc.#	2,748	71,283
Werner Enterprises, Inc.#	23,360	673,936
World Kinect Corp.	21,439	574,780
		11,661,601
Trucking & Leasing — 0.3%
GATX Corp.	13,936	2,345,568
Greenbrier Cos., Inc.	11,932	556,389
Willis Lease Finance Corp.#	1,378	204,881
		3,106,838
Water — 0.3%
H2O America	12,388	623,983
American States Water Co.	15,160	1,129,875
California Water Service Group	23,316	1,094,220
Consolidated Water Co., Ltd.	5,799	192,933
Global Water Resources, Inc.	5,047	48,754
Middlesex Water Co.	7,056	377,778
York Water Co.#	5,539	172,097
		3,639,640
Total Common Stocks (cost $830,125,444)		1,057,014,633
ESCROWS AND LITIGATION TRUSTS — 0.0%
Third Harmonic Bio, Inc. #†(1) (cost $4,083)	10,213	306
Total Long-Term Investment Securities (cost $830,129,527)		1,057,014,939
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.9%
Unaffiliated Investment Companies — 3.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23%(2)	9,830,634	$ 9,830,634
State Street Navigator Securities Lending Government Money Market Portfolio 4.31%(2)(3)	32,135,918	32,135,918
Total Short-Term Investments (cost $41,966,552)		41,966,552
TOTAL INVESTMENTS (cost $872,096,079)	102.8%	1,098,981,491
Other assets less liabilities	(2.8)	(29,756,787)
NET ASSETS	100.0%	$1,069,224,704
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of August 31, 2025.
(3)	At August 31, 2025, the Fund had loaned securities with a total value of $107,303,484. This was secured by collateral of $32,135,918, which was received in cash and subsequently invested in short-term investments currently valued at $32,135,918 as reported in the Portfolio of Investments. Additional collateral of $79,029,985 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2025
Federal Farm Credit Bank	0.55%	09/16/2025	$110,711
Federal Home Loan Bank	0.55% to 1.10%	01/20/2026 to 10/13/2026	1,273,441
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	110,538
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	605,887
United States Treasury Bills	0.00%	10/09/2025 to 04/16/2026	2,840,522
United States Treasury Notes/Bonds	0.00% to 5.38%	09/30/2025 to 08/15/2055	74,088,886
CVR—Contingent Value Rights

Contracts For Difference Swaps
Counterparty	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Savings & Loans
JPMorgan Securities, LLC	Provident Financial Services, Inc.	4,820	4.53%	Monthly	02/11/2026	$ 87,724	$ 7,905	$ 7,905
Banks
BNP Paribas	Independent Bank Corp.	7,338	4.53	Monthly	05/24/2027	226,377	14,970	14,970
HSBC Holdings	Cadence Bank	3,550	4.73	Monthly	02/09/2028	121,694	11,928	11,928
							26,898	26,898
Office/Business Equipment
BNP Paribas	Pitney Bowes, Inc.	20,360	4.53	Monthly	05/24/2027	229,661	17,102	17,102
Goldman Sachs and Co. LLC	Preferred Bank	4,700	4.53	Monthly	08/18/2026	430,567	13,113	13,113
Goldman Sachs and Co. LLC	Pitney Bowes, Inc.	4,832	4.53	Monthly	08/18/2026	54,505	4,059	4,059

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Contracts For Difference Swaps — (continued)
Counterparty	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
							34,274	34,274
Diversified Financial Services
BNP Paribas	Moelis & Co., Class A	10,011	4.53	Monthly	05/24/2027	$ 721,593	$ 301	$ 301
HSBC Holdings	Bread Financial Holdings, Inc.	11,961	4.73	Monthly	02/09/2026	696,369	95,329	95,329
							95,630	95,630
REITS
BNP Paribas	Arbor Realty Trust, Inc.	12,775	4.53	Monthly	05/24/2027	148,190	4,343	4,343
HSBC Holdings	Douglas Emmett, Inc.	7,632	4.73	Monthly	02/09/2028	110,130	13,585	13,585
							17,928	17,928
Insurance
Bank of America Merrill Lynch	SiriusPoint, Ltd.	1,778	4.73	Monthly	02/15/2028	32,502	782	782
HSBC Holdings	SiriusPoint, Ltd.	38,210	4.73	Monthly	02/09/2028	695,422	19,869	19,869
JPMorgan Securities, LLC	Jackson Financial, Inc., Class A	27,957	4.53	Monthly	02/11/2026	2,531,786	230,366	230,366
							251,017	251,017
Chemicals
BNP Paribas	Rogers Corp.	250	4.53	Monthly	05/24/2027	19,160	455	455
							$434,107	$434,107
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
51	Long	E-Mini Russell 2000 Index	September 2025	$6,019,036	$6,042,990	$23,954
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$66,427,200	$—	$34,111	$66,461,311
Oil & Gas	23,018,849	—	0	23,018,849
Pharmaceuticals	29,535,754	—	1,523	29,537,277
Therapeutics	—	—	0	0
Other Industries	937,997,196	—	—	937,997,196
Escrows and Litigation Trusts	—	—	306	306
Short-Term Investments	41,966,552	—	—	41,966,552
Total Investments at Value	$1,098,945,551	$—	$35,940	$1,098,981,491
Other Financial Instruments:†
Swaps	$—	$434,107	$—	$434,107
Futures Contracts	23,954	—	—	23,954
Total Other Financial Instruments	$23,954	$434,107	$—	$458,061
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.2%
Apparel — 1.4%
Crocs, Inc.#†	4,396	$ 383,331
Levi Strauss & Co., Class A	52,219	1,168,139
Steven Madden, Ltd.	37,610	1,092,195
		2,643,665
Auto Parts & Equipment — 2.0%
Douglas Dynamics, Inc.	77,074	2,595,081
Holley, Inc.#†	246,227	1,002,144
		3,597,225
Banks — 11.5%
Associated Banc-Corp.	52,249	1,409,156
BOK Financial Corp.	8,987	1,001,242
Hancock Whitney Corp.	56,424	3,550,198
Old National Bancorp	75,061	1,718,146
Renasant Corp.	56,156	2,197,384
SouthState Bank Corp.	34,981	3,570,161
UMB Financial Corp.	51,932	6,330,511
Webster Financial Corp.	22,191	1,380,724
		21,157,522
Building Materials — 6.4%
Eagle Materials, Inc.	20,952	4,837,817
Simpson Manufacturing Co., Inc.	10,836	2,070,976
Titan America SA	75,362	1,168,865
UFP Industries, Inc.	36,533	3,688,737
		11,766,395
Chemicals — 9.8%
Avient Corp.	109,675	4,101,845
Ecovyst, Inc.†	151,949	1,381,216
Innospec, Inc.	65,817	5,764,911
Mativ Holdings, Inc.	121,977	1,533,251
Minerals Technologies, Inc.	15,719	1,028,809
NewMarket Corp.	3,475	2,873,686
Quaker Chemical Corp.#	8,856	1,284,740
		17,968,458
Commercial Services — 4.7%
Alight, Inc., Class A	72,523	281,389
CBIZ, Inc.#†	17,985	1,160,752
Custom Truck One Source, Inc.#†	123,438	757,909
Ennis, Inc.	51,724	944,998
Euronet Worldwide, Inc.†	13,928	1,297,950
Korn Ferry	44,359	3,288,776
Matthews International Corp., Class A#	33,677	827,444
		8,559,218
Computers — 2.5%
Diebold Nixdorf, Inc.†	23,621	1,443,479
Insight Enterprises, Inc.†	4,063	528,840
Kyndryl Holdings, Inc.†	44,609	1,418,120
Maximus, Inc.	13,828	1,215,758
		4,606,197
Cosmetics/Personal Care — 2.1%
Perrigo Co. PLC	37,191	882,914
Prestige Consumer Healthcare, Inc.†	43,128	2,934,429
		3,817,343
Diversified Financial Services — 1.7%
Air Lease Corp.	33,262	2,002,705
GlassBridge Enterprises, Inc.#†	292	8,760
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Marex Group PLC	24,368	$ 861,653
Westwood Holdings Group, Inc.	18,724	332,538
		3,205,656
Electrical Components & Equipment — 2.8%
Belden, Inc.	27,200	3,541,440
Novanta, Inc.†	13,042	1,518,219
		5,059,659
Electronics — 2.3%
Atkore, Inc.	20,625	1,200,169
Atmus Filtration Technologies, Inc.	34,887	1,553,169
Ingram Micro Holding Corp.#	32,174	629,645
Knowles Corp.†	39,208	837,091
		4,220,074
Entertainment — 1.0%
Pursuit Attractions & Hospitality, Inc.†	47,249	1,762,388
Food — 5.0%
J&J Snack Foods Corp.	46,974	5,240,889
Nomad Foods, Ltd.	153,032	2,378,117
Tootsie Roll Industries, Inc.#	36,333	1,460,950
		9,079,956
Gas — 0.6%
MDU Resources Group, Inc.	68,457	1,115,165
Hand/Machine Tools — 3.4%
Franklin Electric Co., Inc.	64,407	6,302,869
Healthcare-Products — 2.7%
Azenta, Inc.†	24,558	750,001
CONMED Corp.#	8,876	482,499
Enovis Corp.†	21,466	663,300
Globus Medical, Inc., Class A†	9,613	588,989
Haemonetics Corp.†	27,765	1,514,303
Varex Imaging Corp.†	85,538	987,964
		4,987,056
Healthcare-Services — 0.5%
Ardent Health, Inc.#†	25,773	327,059
Chemed Corp.	1,291	591,214
		918,273
Household Products/Wares — 3.1%
ACCO Brands Corp.	236,915	952,398
Central Garden & Pet Co.†	36,118	1,315,779
Central Garden & Pet Co., Class A†	48,758	1,610,477
Quanex Building Products Corp.#	86,967	1,849,788
		5,728,442
Insurance — 5.5%
Abacus Global Management, Inc.#†	47,209	337,544
CNO Financial Group, Inc.	33,927	1,339,099
Hanover Insurance Group, Inc.	15,582	2,703,165
Stewart Information Services Corp.	53,424	3,891,404
White Mountains Insurance Group, Ltd.	954	1,745,992
		10,017,204
Internet — 0.8%
Angi, Inc.†	8,925	158,151
IAC, Inc.†	18,026	660,112
Ziff Davis, Inc.†	16,448	628,478
		1,446,741

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Investment Companies — 0.6%
Compass Diversified Holdings	137,434	$ 1,030,755
Lodging — 0.5%
Boyd Gaming Corp.	9,896	849,671
Machinery-Diversified — 3.5%
Alamo Group, Inc.	17,620	3,725,925
CSW Industrials, Inc.	4,434	1,212,876
Gates Industrial Corp. PLC†	56,740	1,450,275
		6,389,076
Media — 0.2%
Thryv Holdings, Inc.†	35,023	450,396
Metal Fabricate/Hardware — 5.9%
Hillman Solutions Corp.†	227,377	2,246,485
Janus International Group, Inc.†	95,894	992,503
Mayville Engineering Co., Inc.#†	63,286	923,976
Mueller Industries, Inc.	58,175	5,581,309
Standex International Corp.	5,548	1,132,180
		10,876,453
Miscellaneous Manufacturing — 0.7%
Myers Industries, Inc.	73,158	1,224,665
Oil & Gas — 3.8%
Berry Corp.	81,914	273,593
Chord Energy Corp.	24,444	2,686,151
Magnolia Oil & Gas Corp., Class A#	89,844	2,235,318
Northern Oil & Gas, Inc.	45,569	1,192,085
Patterson-UTI Energy, Inc.#	108,680	631,431
		7,018,578
Oil & Gas Services — 0.5%
Forum Energy Technologies, Inc.†	10,077	266,536
Liberty Energy, Inc.	61,591	692,899
		959,435
Packaging & Containers — 3.8%
Silgan Holdings, Inc.	78,545	3,685,331
TriMas Corp.	83,318	3,221,907
		6,907,238
REITS — 3.5%
Adamas Trust, Inc.#	117,777	850,350
AGNC Investment Corp.#	219,475	2,142,076
Agree Realty Corp.	15,278	1,111,321
Elme Communities	23,059	393,848
Smartstop Self Storage REIT, Inc.	14,507	527,910
Two Harbors Investment Corp.	141,396	1,413,960
		6,439,465
Retail — 1.3%
Denny's Corp.#†	185,574	848,073
Five Below, Inc.†	5,107	741,026
La-Z-Boy, Inc.	22,360	826,649
		2,415,748
Semiconductors — 0.2%
Diodes, Inc.†	6,700	364,714
Software — 1.4%
Genius Sports, Ltd.†	71,043	908,640
Progress Software Corp.	31,980	1,480,354
Synchronoss Technologies, Inc.†	18,177	109,426
		2,498,420
Security Description	Shares or Principal Amount	Value

Special Purpose Acquisition Company — 0.0%
Pershing Square Tontine Holdings, Ltd.†(1)	60,410	$ 0
Telecommunications — 0.5%
CommScope Holding Co., Inc.†	61,198	981,616
Transportation — 1.0%
Werner Enterprises, Inc.	61,335	1,769,515
Total Common Stocks (cost $161,162,459)		178,135,251
RIGHTS — 0.0%
Special Purpose Acquisition Company — 0.0%
Pershing Square SPARC Holdings, Ltd.†(1)(2) (cost $0)	15,102	0
Total Long-Term Investment Securities (cost $161,162,459)		178,135,251
SHORT-TERM INVESTMENTS — 3.4%
Unaffiliated Investment Companies — 3.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23%(3)	5,013,681	5,013,681
State Street Navigator Securities Lending Government Money Market Portfolio 4.31%(3)(4)	1,260,388	1,260,388
Total Short-Term Investments (cost $6,274,069)		6,274,069
TOTAL INVESTMENTS (cost $167,436,528)	100.6%	184,409,320
Other assets less liabilities	(0.6)	(1,089,608)
NET ASSETS	100.0%	$183,319,712
#	The security or a portion thereof is out on loan.
†	Non-income producing security

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2025, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Rights
Pershing Square SPARC Holdings, Ltd.	07/26/22	15,102	$0	$0	$0.00	0.0%
(3)	The rate shown is the 7-day yield as of August 31, 2025.
(4)	At August 31, 2025, the Fund had loaned securities with a total value of $10,888,730. This was secured by collateral of $1,260,388, which was received in cash and subsequently invested in short-term investments currently valued at $1,260,388 as reported in the Portfolio of Investments. Additional collateral of $9,903,799 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2025
Federal Farm Credit Bank	0.55%	09/16/2025	$10,913
Federal Home Loan Bank	0.55% to 1.10%	01/20/2026 to 10/13/2026	125,530
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	10,896
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	59,725
United States Treasury Bills	0.00%	10/09/2025 to 04/16/2026	307,402
United States Treasury Notes/Bonds	0.00% to 5.38%	09/30/2025 to 08/15/2055	9,389,333
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$3,196,896	$8,760	$—	$3,205,656
Special Purpose Acquisition Company	—	—	0	0
Other Industries	174,929,595	—	—	174,929,595
Rights	—	—	0	0
Short-Term Investments	6,274,069	—	—	6,274,069
Total Investments at Value	$184,400,560	$8,760	$0	$184,409,320
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.2%
Advertising — 0.1%
Stagwell, Inc.#†	61,361	$ 346,076
Aerospace/Defense — 0.1%
Standardaero, Inc.†	8,756	231,946
Agriculture — 0.5%
Andersons, Inc.	4,871	199,224
Dole PLC	46,668	686,953
Fresh Del Monte Produce, Inc.	11,413	414,063
		1,300,240
Airlines — 0.6%
SkyWest, Inc.†	11,458	1,391,001
Apparel — 0.5%
Capri Holdings, Ltd.†	62,006	1,276,704
Auto Manufacturers — 0.2%
Blue Bird Corp.†	7,394	431,736
Auto Parts & Equipment — 2.4%
Adient PLC†	65,038	1,612,942
Aurora Innovation, Inc.†	18,511	104,217
Dana, Inc.	51,431	1,036,849
Garrett Motion, Inc.	82,297	1,069,038
Goodyear Tire & Rubber Co.†	96,562	818,846
Phinia, Inc.	15,105	883,340
Titan International, Inc.#†	28,169	248,451
		5,773,683
Banks — 17.6%
1st Source Corp.	2,631	169,489
Amalgamated Financial Corp.	5,280	152,539
Amerant Bancorp, Inc.	15,467	332,540
Ameris Bancorp	20,740	1,519,827
Associated Banc-Corp.	4,613	124,413
Atlantic Union Bankshares Corp.	5,845	208,842
Bank of N.T. Butterfield & Son, Ltd.	34,097	1,538,457
BankUnited, Inc.	18,290	716,785
BayCom Corp.	1,734	52,471
Bridgewater Bancshares, Inc.†	2,959	48,468
Burke & Herbert Financial Services Corp.	2,177	138,370
Business First Bancshares, Inc.	18,648	466,386
Byline Bancorp, Inc.	31,369	906,878
Cadence Bank	7,224	271,911
Capital City Bank Group, Inc.	3,599	157,852
Central Pacific Financial Corp.	10,736	336,252
ChoiceOne Financial Services, Inc.#	2,853	88,044
CNB Financial Corp.	8,086	212,743
Community Trust Bancorp, Inc.	3,369	196,817
ConnectOne Bancorp, Inc.	42,670	1,092,352
Customers Bancorp, Inc.†	22,946	1,644,999
CVB Financial Corp.	10,014	201,582
Dime Community Bancshares, Inc.	5,871	180,592
Eastern Bankshares, Inc.	75,839	1,297,605
Enterprise Financial Services Corp.	26,110	1,598,976
Equity Bancshares, Inc., Class A	23,731	961,817
FB Financial Corp.	3,628	194,751
Financial Institutions, Inc.	16,384	453,345
First BanCorp.	36,590	813,396
First Busey Corp.	4,406	108,828
First Commonwealth Financial Corp.	4,303	76,378
First Financial Bancorp	8,150	215,812
First Financial Corp.	8,091	477,369
First Interstate BancSystem, Inc., Class A	4,758	155,682
Security Description	Shares or Principal Amount	Value

Banks (continued)
First Merchants Corp.	22,841	$ 948,358
First Mid Bancshares, Inc.	15,766	637,577
Hancock Whitney Corp.	14,253	896,799
Hanmi Financial Corp.	17,720	445,835
HBT Financial, Inc.	2,031	53,801
Heritage Commerce Corp.	85,033	878,391
Hilltop Holdings, Inc.	25,921	909,309
Home BancShares, Inc.	14,602	434,555
Independent Bank Corp.	8,659	619,205
Mercantile Bank Corp.	10,636	523,823
Merchants Bancorp	7,718	250,218
Metropolitan Bank Holding Corp.	9,460	751,029
Mid Penn Bancorp, Inc.	2,361	71,161
Midland States Bancorp, Inc.	3,921	72,225
MidWestOne Financial Group, Inc.	7,129	215,581
National Bank Holdings Corp., Class A	3,566	139,859
Northrim BanCorp, Inc.	2,034	191,257
OFG Bancorp	21,733	972,552
Old National Bancorp	91,907	2,103,751
Old Second Bancorp, Inc.	52,572	970,479
Origin Bancorp, Inc.	8,016	311,742
Orrstown Financial Services, Inc.	2,928	102,041
Pathward Financial, Inc.	12,085	960,395
Peapack-Gladstone Financial Corp.	7,927	229,962
Pinnacle Financial Partners, Inc.	960	93,331
QCR Holdings, Inc.	17,115	1,341,474
Renasant Corp.	19,219	752,039
Seacoast Banking Corp. of Florida	18,690	581,446
Sierra Bancorp	3,492	107,065
SmartFinancial, Inc.	2,903	106,976
South Plains Financial, Inc.	19,787	803,946
Southside Bancshares, Inc.	11,029	344,546
SouthState Bank Corp.	5,903	602,460
Texas Capital Bancshares, Inc.†	8,081	699,572
Towne Bank	12,139	445,380
TriCo Bancshares	7,873	357,592
Trustmark Corp.	3,822	153,912
UMB Financial Corp.	9,428	1,149,273
United Bankshares, Inc.	11,405	437,268
United Community Banks, Inc.	3,022	100,935
Unity Bancorp, Inc.	781	40,885
Univest Financial Corp.	5,474	173,362
Veritex Holdings, Inc.	25,624	880,184
Walker & Dunlop, Inc.	10,055	855,178
WesBanco, Inc.	19,006	623,397
Wintrust Financial Corp.	4,045	555,338
		42,008,032
Beverages — 0.1%
MGP Ingredients, Inc.	11,683	345,466
Biotechnology — 4.1%
Akero Therapeutics, Inc.†	5,621	262,669
Alumis Inc†	29,667	137,655
ANI Pharmaceuticals, Inc.†	9,142	854,777
Atea Pharmaceuticals, Inc.†	32,644	109,684
Aurinia Pharmaceuticals, Inc.†	28,879	346,259
Avidity Biosciences, Inc.†	4,465	207,980
Beam Therapeutics, Inc.#†	27,836	455,397
Biohaven, Ltd.†	705	10,850
Celldex Therapeutics, Inc.†	10,516	232,193
Compass Therapeutics, Inc.#†	237,899	830,268
CRISPR Therapeutics AG†	21,003	1,088,585
Cytek Biosciences, Inc.#†	38,575	159,700

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Cytokinetics, Inc.†	9,023	$ 318,783
Denali Therapeutics, Inc.†	7,112	108,600
Dynavax Technologies Corp.†	51,555	521,737
Erasca, Inc.#†	146,716	230,344
Intellia Therapeutics, Inc.#†	14,122	160,355
iTeos Therapeutics, Inc.†	67,297	676,133
PTC Therapeutics, Inc.†	9,297	458,621
Relay Therapeutics, Inc.†	48,595	174,456
Sana Biotechnology, Inc.#†	173,412	530,641
Syndax Pharmaceuticals, Inc.†	22,507	367,539
Travere Therapeutics, Inc.†	30,250	529,375
Viridian Therapeutics, Inc.#†	26,699	490,728
Wave Life Sciences, Ltd.†	41,175	395,280
		9,658,609
Building Materials — 1.9%
Apogee Enterprises, Inc.	11,854	521,280
Boise Cascade Co.	8,959	779,433
Gibraltar Industries, Inc.†	982	61,463
Griffon Corp.	15,156	1,154,281
Modine Manufacturing Co.†	9,577	1,303,717
UFP Industries, Inc.	7,340	741,120
		4,561,294
Chemicals — 2.2%
Avient Corp.	12,013	449,286
Ecovyst, Inc.†	7,998	72,702
H.B. Fuller Co.	22,971	1,402,379
Innospec, Inc.	6,972	610,677
Mativ Holdings, Inc.	52,473	659,586
Minerals Technologies, Inc.	3,949	258,462
Perimeter Solutions, Inc.#†	54,799	1,226,950
Quaker Chemical Corp.#	4,184	606,973
		5,287,015
Coal — 0.9%
Core Natural Resources, Inc.	4,983	370,037
Peabody Energy Corp.	57,302	997,055
SunCoke Energy, Inc.	14,944	115,368
Warrior Met Coal, Inc.	11,638	711,547
		2,194,007
Commercial Services — 2.4%
ABM Industries, Inc.	31,399	1,543,889
Adtalem Global Education, Inc.†	1,624	212,663
Alight, Inc., Class A	16,458	63,857
API Group Corp.†	11,285	402,649
Barrett Business Services, Inc.	12,139	592,383
Healthcare Services Group, Inc.†	34,154	533,144
Heidrick & Struggles International, Inc.	9,344	474,769
John Wiley & Sons, Inc., Class A	14,198	576,155
Korn Ferry	2,705	200,549
Laureate Education, Inc.†	26,255	721,487
Perdoceo Education Corp.	3,879	126,998
PROG Holdings, Inc.	5,723	201,678
		5,650,221
Computers — 1.6%
ASGN, Inc.†	14,769	801,218
D-Wave Quantum, Inc.#†	23,586	368,413
Insight Enterprises, Inc.†	6,216	809,075
OneSpan, Inc.	27,527	416,346
Rigetti Computing, Inc.#†	38,761	629,091
Security Description	Shares or Principal Amount	Value

Computers (continued)
Unisys Corp.†	66,758	$ 261,024
V2X, Inc.†	8,600	494,500
		3,779,667
Cosmetics/Personal Care — 0.2%
Prestige Consumer Healthcare, Inc.†	6,426	437,225
Distribution/Wholesale — 1.8%
Hudson Technologies, Inc.†	12,760	129,642
MRC Global, Inc.†	41,402	624,342
Resideo Technologies, Inc.†	49,833	1,696,814
Rush Enterprises, Inc., Class A	15,753	904,222
WESCO International, Inc.	4,738	1,041,602
		4,396,622
Diversified Financial Services — 2.6%
BGC Group, Inc., Class A	30,656	300,735
Burford Capital, Ltd.	36,384	509,376
Enact Holdings, Inc.	11,431	430,377
Enova International, Inc.†	8,524	1,033,961
LendingClub Corp.†	17,714	304,327
Marex Group PLC	5,191	183,554
Mr. Cooper Group, Inc.†	2,966	559,180
Navient Corp.#	28,388	389,200
Nelnet, Inc., Class A	3,195	410,909
PennyMac Financial Services, Inc.	6,491	714,659
Radian Group, Inc.	17,301	603,459
StoneX Group, Inc.†	3,717	379,766
Virtus Investment Partners, Inc.	1,945	391,781
		6,211,284
Electric — 2.6%
Avista Corp.	3,118	113,932
Black Hills Corp.	10,357	619,452
Clearway Energy, Inc., Class A	14,469	407,881
Clearway Energy, Inc., Class C	3,115	92,858
Genie Energy, Ltd., Class B	10,541	161,277
IDACORP, Inc.	8,817	1,103,007
Northwestern Energy Group, Inc.	5,718	328,842
Oklo, Inc.#†	9,955	733,086
Otter Tail Corp.	2,535	212,915
Portland General Electric Co.	32,089	1,372,768
Unitil Corp.	22,374	1,050,683
		6,196,701
Electrical Components & Equipment — 0.6%
EnerSys	11,556	1,186,223
nLight, Inc.†	5,776	166,349
		1,352,572
Electronics — 2.5%
Atkore, Inc.	12,922	751,931
Benchmark Electronics, Inc.	12,494	507,131
CTS Corp.	2,405	102,188
Knowles Corp.†	67,500	1,441,125
Plexus Corp.†	3,359	460,217
Sanmina Corp.†	18,776	2,206,556
TTM Technologies, Inc.†	1,987	88,561
Vishay Intertechnology, Inc.	20,527	317,347
		5,875,056
Engineering & Construction — 1.9%
Arcosa, Inc.	8,466	837,711
Fluor Corp.†	14,804	607,260
MYR Group, Inc.†	6,253	1,170,999

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Engineering & Construction (continued)
Primoris Services Corp.	7,959	$ 943,540
Tutor Perini Corp.†	16,829	991,901
		4,551,411
Entertainment — 0.9%
AMC Entertainment Holdings, Inc., Class A†	92,493	259,905
Brightstar Lottery PLC	46,893	780,300
Cinemark Holdings, Inc.	3,825	98,685
Marriott Vacations Worldwide Corp.	5,825	455,224
United Parks & Resorts, Inc.#†	10,742	564,814
		2,158,928
Food — 0.2%
Cal-Maine Foods, Inc.	2,248	259,959
TreeHouse Foods, Inc.†	9,107	167,022
		426,981
Gas — 1.8%
Chesapeake Utilities Corp.	5,029	621,484
New Jersey Resources Corp.	14,372	679,652
Southwest Gas Holdings, Inc.	31,012	2,477,238
Spire, Inc.	6,223	476,682
		4,255,056
Hand/Machine Tools — 0.2%
Kennametal, Inc.	18,930	405,670
Healthcare-Products — 1.6%
10X Genomics, Inc., Class A#†	51,416	720,338
Alphatec Holdings, Inc.†	43,824	696,802
Beta Bionics, Inc.†	23,103	435,260
Embecta Corp.	7,895	114,320
Omnicell, Inc.†	31,901	1,039,654
OraSure Technologies, Inc.†	39,721	131,476
Orthofix Medical, Inc.†	24,742	370,635
Varex Imaging Corp.†	26,107	301,536
		3,810,021
Healthcare-Services — 0.6%
Enhabit, Inc.†	30,723	242,097
Fulgent Genetics, Inc.†	4,182	92,715
Pediatrix Medical Group, Inc. †	62,532	1,076,176
		1,410,988
Home Builders — 2.2%
Century Communities, Inc.	5,392	355,225
Green Brick Partners, Inc.†	6,438	449,630
KB Home	8,763	556,889
M/I Homes, Inc.†	8,233	1,212,392
Meritage Homes Corp.	10,166	789,796
Taylor Morrison Home Corp.†	8,088	544,889
Tri Pointe Homes, Inc.†	40,610	1,434,751
		5,343,572
Home Furnishings — 0.6%
Daktronics, Inc.#†	26,053	452,019
MillerKnoll, Inc.	25,054	528,890
Xperi, Inc.†	68,288	409,728
		1,390,637
Security Description	Shares or Principal Amount	Value

Household Products/Wares — 0.3%
ACCO Brands Corp.	15,817	$ 63,584
Central Garden & Pet Co., Class A†	17,186	567,654
		631,238
Insurance — 2.9%
CNO Financial Group, Inc.	31,168	1,230,201
Essent Group, Ltd.	21,139	1,326,261
Fidelis Insurance Holdings, Ltd.	26,787	468,237
Hamilton Insurance Group, Ltd., Class B†	21,305	507,911
Heritage Insurance Holdings, Inc.†	3,674	83,657
Jackson Financial, Inc., Class A	16,475	1,627,730
NMI Holdings, Inc.†	19,253	757,605
RLI Corp.	3,731	252,701
Safety Insurance Group, Inc.	4,770	353,028
Selective Insurance Group, Inc.	1,539	120,396
SiriusPoint, Ltd.†	9,781	183,100
		6,910,827
Internet — 0.4%
Cars.com, Inc.#†	18,414	240,303
QuinStreet, Inc.†	3,750	58,800
RealReal, Inc.†	63,647	485,626
Shutterstock, Inc.	2,904	60,781
		845,510
Investment Companies — 1.4%
Compass Diversified Holdings	10,935	82,013
HA Sustainable Infrastructure Capital, Inc.#	22,921	647,289
Hut 8 Corp.†	39,707	1,061,368
MARA Holdings, Inc.#†	34,603	552,956
Riot Platforms, Inc.†	64,792	891,538
		3,235,164
Iron/Steel — 0.6%
Commercial Metals Co.	25,489	1,469,951
Leisure Time — 0.6%
Life Time Group Holdings, Inc.†	12,616	352,239
Peloton Interactive, Inc., Class A†	100,077	760,585
Polaris, Inc.#	6,118	346,156
		1,458,980
Machinery-Construction & Mining — 0.2%
Terex Corp.	10,610	529,863
Machinery-Diversified — 0.4%
Ichor Holdings, Ltd.#†	36,706	618,496
Thermon Group Holdings, Inc.†	9,287	246,291
		864,787
Media — 0.3%
AMC Networks, Inc., Class A#†	12,188	86,047
Gray Media, Inc.#	23,114	141,689
Scholastic Corp.	15,844	406,557
		634,293
Metal Fabricate/Hardware — 0.5%
Hillman Solutions Corp.†	55,105	544,438
Mueller Industries, Inc.	6,044	579,861
		1,124,299
Mining — 2.1%
Centrus Energy Corp., Class A#†	595	120,030
Coeur Mining, Inc.†	102,047	1,341,918
Constellium SE†	72,170	1,045,743

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining (continued)
Energy Fuels, Inc.#†	54,570	$ 630,829
Hecla Mining Co.	111,380	947,844
SSR Mining, Inc.†	26,310	508,046
Uranium Energy Corp.#†	29,029	310,320
		4,904,730
Miscellaneous Manufacturing — 0.4%
Hillenbrand, Inc.	13,221	335,681
Materion Corp.	6,275	695,270
		1,030,951
Multi-National — 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	9,998	461,208
Office Furnishings — 0.3%
Steelcase, Inc., Class A	38,124	638,196
Oil & Gas — 2.6%
Berry Corp.	19,903	66,476
Chord Energy Corp.	3,092	339,780
CNX Resources Corp.†	6,034	176,193
Gulfport Energy Corp.†	4,366	759,815
Magnolia Oil & Gas Corp., Class A	9,643	239,918
Matador Resources Co.	15,624	786,825
Murphy Oil Corp.	28,211	701,325
Noble Corp. PLC	7,677	221,251
Ovintiv, Inc.	13,296	560,027
Par Pacific Holdings, Inc.†	21,934	759,794
Patterson-UTI Energy, Inc.#	78,273	454,766
PBF Energy, Inc., Class A	5,236	143,047
SM Energy Co.	10,209	291,467
Transocean, Ltd.†	222,525	674,251
		6,174,935
Oil & Gas Services — 1.8%
Bristow Group, Inc.†	13,572	522,658
DMC Global, Inc.†	10,151	68,012
DNOW, Inc.†	56,950	911,200
Expro Group Holdings NV†	15,257	190,255
Forum Energy Technologies, Inc.†	15,630	413,413
Helix Energy Solutions Group, Inc.†	10,964	72,253
Liberty Energy, Inc.	70,424	792,270
Mammoth Energy Services, Inc.†	21,571	51,123
Oceaneering International, Inc.†	6,154	150,158
Oil States International, Inc.†	64,965	363,804
ProPetro Holding Corp.†	57,242	291,934
Ranger Energy Services, Inc., Class A	25,889	369,436
		4,196,516
Packaging & Containers — 0.6%
Greif, Inc., Class A	12,602	823,037
O-I Glass, Inc.†	50,572	656,930
		1,479,967
Pharmaceuticals — 1.4%
Agios Pharmaceuticals, Inc.†	15,268	575,756
Akebia Therapeutics, Inc.†	110,054	345,570
BellRing Brands, Inc.†	4,451	182,714
Enanta Pharmaceuticals, Inc.†	13,794	115,870
Nature's Sunshine Products, Inc.†	13,917	234,501
Option Care Health, Inc.†	41,418	1,187,868
ORIC Pharmaceuticals, Inc.†	67,866	694,269
		3,336,548
Security Description	Shares or Principal Amount	Value

Pipelines — 0.1%
Excelerate Energy, Inc., Class A	14,297	$ 349,133
Real Estate — 0.5%
Cushman & Wakefield PLC†	25,190	397,246
Newmark Group, Inc., Class A	36,667	667,706
		1,064,952
REITS — 10.9%
Adamas Trust, Inc.	29,924	216,051
Agree Realty Corp.	1,216	88,452
Alexander & Baldwin, Inc.	55,098	1,065,595
American Assets Trust, Inc.	18,906	395,135
American Healthcare REIT, Inc.	1,355	57,980
Armada Hoffler Properties, Inc.	11,215	81,645
BrightSpire Capital, Inc.	110,832	642,826
Broadstone Net Lease, Inc.	82,029	1,524,919
CareTrust REIT, Inc.	37,321	1,284,216
Chatham Lodging Trust	74,174	565,948
City Office REIT, Inc.	12,619	87,450
Community Healthcare Trust, Inc.	5,434	83,738
COPT Defense Properties	51,599	1,485,019
Curbline Properties Corp.	24,985	562,912
DiamondRock Hospitality Co.	99,070	848,039
Empire State Realty Trust, Inc., Class A	67,738	518,196
Essential Properties Realty Trust, Inc.	42,776	1,339,744
Four Corners Property Trust, Inc.	3,813	98,719
Getty Realty Corp.	5,583	159,618
Independence Realty Trust, Inc.	42,260	765,329
InvenTrust Properties Corp.	21,233	632,106
Kite Realty Group Trust	46,553	1,062,339
KKR Real Estate Finance Trust, Inc.	32,822	316,076
Ladder Capital Corp.	141,661	1,646,101
LXP Industrial Trust	103,183	936,902
Macerich Co.	19,110	351,624
Outfront Media, Inc.	12,958	242,055
Paramount Group, Inc.†	34,359	247,385
Phillips Edison & Co., Inc.	31,530	1,109,541
Piedmont Office Realty Trust, Inc.	92,411	782,721
Plymouth Industrial REIT, Inc.	18,140	399,080
PotlatchDeltic Corp.	43,278	1,818,974
Redwood Trust, Inc.	22,748	139,218
RLJ Lodging Trust#	24,861	191,430
Ryman Hospitality Properties, Inc.	6,955	687,084
Sabra Health Care REIT, Inc.	34,292	655,320
SL Green Realty Corp.	11,876	675,626
Smartstop Self Storage REIT, Inc.	8,261	300,618
TPG RE Finance Trust, Inc.	37,031	346,240
UMH Properties, Inc.	7,606	119,338
Veris Residential, Inc.	12,885	202,681
Xenia Hotels & Resorts, Inc.	78,986	1,116,072
		25,850,062
Retail — 3.4%
Advance Auto Parts, Inc.#	8,691	530,064
American Eagle Outfitters, Inc.	37,242	481,911
Arko Corp.#	49,708	248,540
Asbury Automotive Group, Inc.†	3,257	819,266
Biglari Holdings, Inc., Class B†	1,529	475,320
BJ's Restaurants, Inc.†	5,879	197,299
BlueLinx Holdings, Inc.†	2,373	196,034
Clean Energy Fuels Corp.†	157,824	415,077
EVgo, Inc.†	56,887	220,153
Group 1 Automotive, Inc.	880	409,006
Jack in the Box, Inc.#	21,995	424,504

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Papa John's International, Inc.#	4,254	$ 207,212
Signet Jewelers, Ltd.#	19,639	1,729,214
Sonic Automotive, Inc., Class A	4,471	367,472
Urban Outfitters, Inc.†	15,395	1,032,697
Victoria's Secret & Co.†	17,872	411,413
		8,165,182
Savings & Loans — 1.8%
Axos Financial, Inc.†	10,246	934,538
Banc of California, Inc.	60,434	1,022,543
Brookline Bancorp, Inc.	24,663	270,060
Capitol Federal Financial, Inc.	34,771	225,316
HomeTrust Bancshares, Inc.	5,863	242,494
OceanFirst Financial Corp.	48,568	893,165
Provident Financial Services, Inc.	7,278	144,395
Southern Missouri Bancorp, Inc.	2,748	158,106
WSFS Financial Corp.	7,226	421,204
		4,311,821
Semiconductors — 1.1%
Ambarella, Inc.†	3,749	309,218
Diodes, Inc.†	15,833	861,869
Navitas Semiconductor Corp.†	59,042	345,986
Penguin Solutions, Inc.†	28,853	696,223
Vishay Precision Group, Inc.#†	14,113	401,091
		2,614,387
Software — 2.4%
Adeia, Inc.	47,270	710,941
BigBear.ai Holdings, Inc.#†	116,474	590,523
Bullish†	8,183	483,042
Cerence, Inc.#†	11,458	120,653
Consensus Cloud Solutions, Inc.†	10,052	267,082
Digital Turbine, Inc.†	33,168	139,306
GigaCloud Technology, Inc., Class A†	21,159	560,079
Health Catalyst, Inc.#†	29,855	101,208
IBEX Holdings, Ltd.†	7,315	216,012
LiveRamp Holdings, Inc.†	29,088	812,137
McGraw Hill, Inc.†	62,574	908,574
ON24, Inc.†	45,961	262,897
Porch Group, Inc.†	15,781	267,803
Verint Systems, Inc.†	16,379	333,968
		5,774,225
Telecommunications — 2.3%
DigitalBridge Group, Inc.	21,533	245,692
EchoStar Corp., Class A#†	23,612	1,458,985
Extreme Networks, Inc.†	39,651	847,738
Lumen Technologies, Inc.†	237,377	1,179,764
NETGEAR, Inc.†	23,386	635,398
Spok Holdings, Inc.	9,532	173,101
Telephone & Data Systems, Inc.	7,571	303,521
Viasat, Inc.†	19,499	630,403
		5,474,602
Toys/Games/Hobbies — 0.1%
Funko, Inc., Class A#†	57,346	198,417
Transportation — 2.2%
ArcBest Corp.	5,872	433,119
Costamare Bulkers Holdings, Ltd.†	3,241	34,225
Costamare, Inc.	60,417	691,171
Security Description	Shares or Principal Amount	Value

Transportation (continued)
International Seaways, Inc.#	8,377	$ 380,483
Matson, Inc.	9,969	1,037,274
Radiant Logistics, Inc.†	33,184	214,700
Safe Bulkers, Inc.	28,385	120,636
Scorpio Tankers, Inc.	3,465	174,636
Teekay Corp., Ltd.	52,884	433,649
Teekay Tankers, Ltd., Class A#	28,044	1,378,924
World Kinect Corp.	16,737	448,719
		5,347,536
Trucking & Leasing — 0.2%
GATX Corp.	2,654	446,695
Water — 0.7%
American States Water Co.	4,188	312,132
Consolidated Water Co., Ltd.	42,898	1,427,216
		1,739,348
Total Long-Term Investment Securities (cost $212,024,150)		233,722,744
SHORT-TERM INVESTMENTS — 1.2%
Unaffiliated Investment Companies — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio 4.31%(1)(2) (cost $2,791,538)	2,791,538	2,791,538
REPURCHASE AGREEMENTS — 1.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 08/29/2025, to be repurchased 09/02/2025 in the amount of $4,108,091 and collateralized by $4,176,900 of United States Treasury Notes, bearing interest at 3.75% due 08/15/2027 and having an approximate value of $4,189,804 (cost $4,107,470)	$4,107,470	4,107,470
TOTAL INVESTMENTS (cost $218,923,158)	101.1%	240,621,752
Other assets less liabilities	(1.1)	(2,572,407)
NET ASSETS	100.0%	$238,049,345
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of August 31, 2025.
(2)	At August 31, 2025, the Fund had loaned securities with a total value of $15,017,879. This was secured by collateral of $2,791,538, which was received in cash and subsequently invested in short-term investments currently valued at $2,791,538 as reported in the Portfolio of Investments. Additional collateral of $12,754,264 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2025
Federal Farm Credit Bank	0.55%	09/16/2025	$39,094
Federal Home Loan Bank	0.55% to 1.10%	01/20/2026 to 10/13/2026	449,677
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	39,033
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	213,950
United States Treasury Bills	0.00%	10/30/2025 to 12/26/2025	358,469
United States Treasury Notes/Bonds	0.00% to 5.00%	09/30/2025 to 08/15/2055	11,654,041

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
38	Long	E-Mini Russell 2000 Index	September 2025	$4,501,137	$4,502,620	$1,483
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$233,722,744	$—	$—	$233,722,744
Short-Term Investments	2,791,538	—	—	2,791,538
Repurchase Agreements	—	4,107,470	—	4,107,470
Total Investments at Value	$236,514,282	$4,107,470	$—	$240,621,752
Other Financial Instruments:†
Futures Contracts	$1,483	$—	$—	$1,483
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.5%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	48,097	$ 1,290,924
Omnicom Group, Inc.#	22,695	1,777,699
Trade Desk, Inc., Class A†	55,541	3,035,871
		6,104,494
Aerospace/Defense — 2.1%
Boeing Co.†	90,197	21,167,432
General Dynamics Corp.	30,137	9,781,566
General Electric Co.	128,038	35,236,057
Howmet Aerospace, Inc.	48,969	8,525,503
L3Harris Technologies, Inc.	22,802	6,330,291
Lockheed Martin Corp.	25,182	11,473,675
Northrop Grumman Corp.	16,429	9,693,767
RTX Corp.	161,336	25,587,890
TransDigm Group, Inc.	6,708	9,383,687
		137,179,868
Agriculture — 0.8%
Altria Group, Inc.	201,235	13,525,004
Archer-Daniels-Midland Co.	58,121	3,640,699
Bunge Global SA	14,963	1,260,184
Philip Morris International, Inc.	186,820	31,223,227
		49,649,114
Airlines — 0.2%
Delta Air Lines, Inc.	78,881	4,873,268
Southwest Airlines Co.#	70,338	2,314,120
United Airlines Holdings, Inc.†	39,949	4,194,645
		11,382,033
Apparel — 0.3%
Deckers Outdoor Corp.†	17,820	2,131,807
NIKE, Inc., Class B	141,149	10,920,698
Ralph Lauren Corp.	5,150	1,529,189
Tapestry, Inc.	24,724	2,517,398
		17,099,092
Auto Manufacturers — 2.1%
Cummins, Inc.	16,611	6,618,487
Ford Motor Co.	466,891	5,495,307
General Motors Co.	116,415	6,820,755
PACCAR, Inc.	63,621	6,360,827
Tesla, Inc.†	337,123	112,555,256
		137,850,632
Auto Parts & Equipment — 0.0%
Aptiv PLC†	26,757	2,127,984
Banks — 4.6%
Bank of America Corp.	787,337	39,949,479
Bank of New York Mellon Corp.	86,460	9,130,176
Citigroup, Inc.	224,824	21,711,254
Citizens Financial Group, Inc.	52,024	2,719,815
Fifth Third Bancorp	81,787	3,743,391
Goldman Sachs Group, Inc.	36,788	27,416,257
Huntington Bancshares, Inc.	176,391	3,141,524
JPMorgan Chase & Co.	334,339	100,776,461
KeyCorp	117,250	2,269,960
M&T Bank Corp.	19,310	3,894,055
Morgan Stanley	148,882	22,403,763
Northern Trust Corp.	23,717	3,113,568
PNC Financial Services Group, Inc.	47,966	9,950,067
Regions Financial Corp.	109,019	2,986,030
State Street Corp.	33,647	3,868,396
Security Description	Shares or Principal Amount	Value

Banks (continued)
Truist Financial Corp.	156,453	$ 7,325,129
US Bancorp	188,438	9,201,427
Wells Fargo & Co.	390,487	32,090,222
		305,690,974
Beverages — 1.1%
Brown-Forman Corp., Class B#	23,515	704,039
Coca-Cola Co.	464,972	32,078,418
Constellation Brands, Inc., Class A	18,857	3,053,702
Keurig Dr Pepper, Inc.	163,351	4,751,881
Molson Coors Beverage Co., Class B	22,230	1,122,393
Monster Beverage Corp.†	84,168	5,252,925
PepsiCo, Inc.	165,578	24,613,170
		71,576,528
Biotechnology — 1.0%
Amgen, Inc.	64,936	18,682,737
Biogen, Inc.†	17,371	2,296,794
Corteva, Inc.	83,166	6,170,085
Gilead Sciences, Inc.	150,222	16,970,579
Incyte Corp.†	18,434	1,559,701
Moderna, Inc.†	43,723	1,053,287
Regeneron Pharmaceuticals, Inc.	12,522	7,271,525
Vertex Pharmaceuticals, Inc.†	30,749	12,023,474
		66,028,182
Building Materials — 0.6%
Builders FirstSource, Inc.†	13,179	1,827,664
Carrier Global Corp.	96,531	6,293,821
Johnson Controls International PLC	79,504	8,498,183
Lennox International, Inc.	3,789	2,113,731
Martin Marietta Materials, Inc.	7,220	4,450,408
Masco Corp.	24,548	1,801,578
Mohawk Industries, Inc.†	6,765	897,648
Trane Technologies PLC	26,933	11,193,355
Vulcan Materials Co.	15,650	4,556,654
		41,633,042
Chemicals — 1.1%
Air Products & Chemicals, Inc.	26,665	7,842,443
Albemarle Corp.	15,180	1,289,086
CF Industries Holdings, Inc.	20,246	1,753,911
Dow, Inc.	81,404	2,004,981
DuPont de Nemours, Inc.	51,087	3,929,612
Eastman Chemical Co.	14,870	1,045,956
Ecolab, Inc.	30,350	8,408,164
International Flavors & Fragrances, Inc.	30,444	2,055,274
Linde PLC	56,847	27,189,352
LyondellBasell Industries NV, Class A	30,321	1,708,588
Mosaic Co.	41,012	1,369,801
PPG Industries, Inc.	26,510	2,948,707
Sherwin-Williams Co.	27,686	10,128,369
		71,674,244
Commercial Services — 1.5%
Automatic Data Processing, Inc.	48,770	14,828,518
Block, Inc.†	65,853	5,244,533
Cintas Corp.	41,655	8,748,800
Corpay, Inc.†	8,402	2,736,279
Equifax, Inc.	14,542	3,581,695
Global Payments, Inc.	29,480	2,618,414
MarketAxess Holdings, Inc.	4,868	894,933
Moody's Corp.	18,793	9,579,920
PayPal Holdings, Inc.†	116,015	8,143,093

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Quanta Services, Inc.	17,994	$ 6,801,012
Rollins, Inc.	32,897	1,859,996
S&P Global, Inc.	37,767	20,712,933
United Rentals, Inc.	7,908	7,562,737
Verisk Analytics, Inc.	16,742	4,488,865
		97,801,728
Computers — 7.8%
Accenture PLC, Class A	75,237	19,559,363
Apple, Inc.	1,796,855	417,121,920
Cognizant Technology Solutions Corp., Class A	58,487	4,225,686
Crowdstrike Holdings, Inc., Class A†	30,079	12,744,472
Dell Technologies, Inc., Class C	35,600	4,348,540
EPAM Systems, Inc.†	7,324	1,291,661
Fortinet, Inc.†	75,786	5,969,663
Gartner, Inc.†	9,479	2,381,030
Hewlett Packard Enterprise Co.	158,971	3,587,976
HP, Inc.	113,089	3,227,560
International Business Machines Corp.	112,188	27,316,656
Leidos Holdings, Inc.	15,683	2,837,368
NetApp, Inc.	24,413	2,753,542
Seagate Technology Holdings PLC	25,949	4,343,863
Super Micro Computer, Inc.#†	61,696	2,562,852
Western Digital Corp.	41,927	3,368,415
		517,640,567
Cosmetics/Personal Care — 0.9%
Colgate-Palmolive Co.	98,116	8,248,612
Estee Lauder Cos., Inc., Class A	28,070	2,574,861
Kenvue, Inc.	228,880	4,740,105
Procter & Gamble Co.	281,890	44,268,006
		59,831,584
Distribution/Wholesale — 0.3%
Copart, Inc.†	104,929	5,121,584
Fastenal Co.	139,208	6,913,069
LKQ Corp.#	33,564	1,094,858
Pool Corp.	4,304	1,337,296
WW Grainger, Inc.	5,155	5,224,593
		19,691,400
Diversified Financial Services — 4.2%
American Express Co.	66,616	22,068,549
Ameriprise Financial, Inc.	11,290	5,812,205
Apollo Global Management, Inc.	55,064	7,501,369
Blackrock, Inc.	17,414	19,628,016
Capital One Financial Corp.	77,197	17,540,702
Cboe Global Markets, Inc.	12,655	2,985,947
Charles Schwab Corp.	206,260	19,767,958
CME Group, Inc.	43,633	11,628,631
Coinbase Global, Inc., Class A†	25,163	7,663,140
Franklin Resources, Inc.	40,023	1,026,990
Interactive Brokers Group, Inc., Class A	52,415	3,262,310
Intercontinental Exchange, Inc.	68,440	12,086,504
Invesco, Ltd.	57,842	1,266,161
Mastercard, Inc., Class A	97,584	58,090,779
Nasdaq, Inc.	49,053	4,647,281
Raymond James Financial, Inc.	21,336	3,615,172
Synchrony Financial	44,529	3,399,344
T. Rowe Price Group, Inc.	26,719	2,875,499
Visa, Inc., Class A	205,840	72,410,395
		277,276,952
Security Description	Shares or Principal Amount	Value

Electric — 2.2%
AES Corp.	91,802	$ 1,242,999
Alliant Energy Corp.	30,164	1,962,772
Ameren Corp.	32,805	3,273,283
American Electric Power Co., Inc.	63,394	7,038,002
CenterPoint Energy, Inc.	78,645	2,965,703
CMS Energy Corp.	35,802	2,562,349
Consolidated Edison, Inc.	43,901	4,312,395
Constellation Energy Corp.	37,850	11,657,043
Dominion Energy, Inc.	101,729	6,093,567
DTE Energy Co.	25,277	3,454,102
Duke Energy Corp.	93,575	11,462,002
Edison International	46,243	2,595,620
Entergy Corp.	53,026	4,671,060
Evergy, Inc.	26,978	1,922,452
Eversource Energy	44,303	2,838,493
Exelon Corp.	120,754	5,274,535
FirstEnergy Corp.	61,353	2,676,218
NextEra Energy, Inc.	248,609	17,912,278
NRG Energy, Inc.	23,569	3,430,704
PG&E Corp.	269,057	4,111,191
Pinnacle West Capital Corp.	14,680	1,311,805
PPL Corp.	89,527	3,265,050
Public Service Enterprise Group, Inc.	59,692	4,914,442
Sempra	79,172	6,536,440
Southern Co.	132,727	12,250,702
Vistra Corp.	40,748	7,705,854
WEC Energy Group, Inc.	39,206	4,175,831
Xcel Energy, Inc.	68,522	4,960,308
		146,577,200
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	27,698	5,118,590
Eaton Corp. PLC	47,255	16,498,611
Emerson Electric Co.	68,380	9,026,160
Generac Holdings, Inc.†	6,691	1,239,508
		31,882,869
Electronics — 1.0%
Allegion PLC	10,047	1,705,981
Amphenol Corp., Class A	145,508	15,840,001
Fortive Corp.	41,317	1,977,432
Garmin, Ltd.	18,871	4,563,385
Honeywell International, Inc.	77,613	17,036,053
Hubbell, Inc.	6,449	2,779,455
Jabil, Inc.	13,237	2,711,335
Keysight Technologies, Inc.†	21,143	3,455,400
Mettler-Toledo International, Inc.†	2,537	3,300,738
TE Connectivity PLC	35,254	7,279,951
Trimble, Inc.†	29,138	2,354,933
		63,004,664
Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	17,104	644,821
First Solar, Inc.†	12,736	2,485,940
		3,130,761
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	14,318	2,093,721
Entertainment — 0.1%
Caesars Entertainment, Inc.†	27,434	734,408
Live Nation Entertainment, Inc.†	18,925	3,150,823
TKO Group Holdings, Inc.	8,598	1,629,837
		5,515,068

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Environmental Control — 0.3%
Pentair PLC	19,461	$ 2,092,641
Republic Services, Inc.	24,648	5,766,893
Veralto Corp.	30,004	3,186,125
Waste Management, Inc.	43,711	9,895,733
		20,941,392
Food — 0.6%
Campbell's Co.	25,404	811,150
Conagra Brands, Inc.	61,628	1,178,944
General Mills, Inc.	67,637	3,336,533
Hershey Co.	17,908	3,290,595
Hormel Foods Corp.	37,569	955,755
J.M. Smucker Co.	11,940	1,319,490
Kellanova	32,242	2,563,239
Kraft Heinz Co.	105,075	2,938,948
Kroger Co.	72,343	4,907,749
Lamb Weston Holdings, Inc.	18,417	1,059,530
McCormick & Co., Inc.	29,854	2,100,826
Mondelez International, Inc., Class A	155,078	9,527,992
Sysco Corp.	58,030	4,669,674
Tyson Foods, Inc., Class A	33,253	1,888,105
		40,548,530
Forest Products & Paper — 0.0%
International Paper Co.	63,887	3,173,906
Gas — 0.1%
Atmos Energy Corp.	19,220	3,193,019
NiSource, Inc.	55,839	2,360,314
		5,553,333
Hand/Machine Tools — 0.1%
Snap-on, Inc.	6,153	2,001,202
Stanley Black & Decker, Inc.	19,905	1,478,742
		3,479,944
Healthcare-Products — 2.8%
Abbott Laboratories	208,617	27,675,131
Agilent Technologies, Inc.	35,121	4,413,305
Align Technology, Inc.†	8,023	1,138,945
Baxter International, Inc.#	57,800	1,427,082
Bio-Techne Corp.	20,412	1,115,108
Boston Scientific Corp.†	178,664	18,849,052
Cooper Cos., Inc.†	23,064	1,554,398
Danaher Corp.	76,704	15,787,217
Edwards Lifesciences Corp.†	70,764	5,755,944
GE HealthCare Technologies, Inc.	56,325	4,152,842
Hologic, Inc.†	25,934	1,740,690
IDEXX Laboratories, Inc.†	9,697	6,274,832
Insulet Corp.†	8,376	2,846,835
Intuitive Surgical, Inc.†	43,186	20,439,718
Medtronic PLC	153,784	14,272,693
ResMed, Inc.	17,481	4,798,709
Revvity, Inc.#	13,741	1,238,201
Solventum Corp.†	17,844	1,304,218
STERIS PLC	11,869	2,908,617
Stryker Corp.	41,307	16,167,973
Thermo Fisher Scientific, Inc.	45,465	22,401,515
Waters Corp.†	7,006	2,114,411
West Pharmaceutical Services, Inc.	8,476	2,093,148
Zimmer Biomet Holdings, Inc.	23,599	2,503,854
		182,974,438
Security Description	Shares or Principal Amount	Value

Healthcare-Services — 1.2%
Centene Corp.†	60,391	$ 1,753,755
Charles River Laboratories International, Inc.†	5,328	870,116
Cigna Group	32,059	9,645,591
DaVita, Inc.†	5,682	782,752
Elevance Health, Inc.	26,992	8,601,001
HCA Healthcare, Inc.	20,615	8,327,635
Humana, Inc.	14,755	4,480,503
IQVIA Holdings, Inc.†	19,333	3,688,930
Labcorp Holdings, Inc.	10,011	2,782,958
Molina Healthcare, Inc.†	6,496	1,174,672
Quest Diagnostics, Inc.	13,194	2,396,558
UnitedHealth Group, Inc.	108,906	33,746,702
Universal Health Services, Inc., Class B	6,501	1,180,452
		79,431,625
Home Builders — 0.2%
D.R. Horton, Inc.	33,621	5,698,087
Lennar Corp., Class A	28,375	3,777,848
NVR, Inc.†	340	2,760,001
PulteGroup, Inc.	24,274	3,204,653
		15,440,589
Household Products/Wares — 0.2%
Avery Dennison Corp.	9,267	1,590,681
Church & Dwight Co., Inc.	29,751	2,771,603
Clorox Co.	14,272	1,686,950
Kimberly-Clark Corp.	39,815	5,141,709
		11,190,943
Insurance — 3.6%
Aflac, Inc.	58,293	6,229,190
Allstate Corp.	31,334	6,374,902
American International Group, Inc.	76,606	6,229,600
Aon PLC, Class A	25,769	9,457,223
Arch Capital Group, Ltd.	44,188	4,044,528
Arthur J. Gallagher & Co.	30,968	9,375,562
Assurant, Inc.	5,580	1,203,104
Berkshire Hathaway, Inc., Class B†	220,608	110,961,412
Brown & Brown, Inc.	34,212	3,316,853
Chubb, Ltd.	45,133	12,414,734
Cincinnati Financial Corp.	18,856	2,896,282
Erie Indemnity Co., Class A	3,221	1,141,458
Everest Group, Ltd.	4,947	1,691,280
Globe Life, Inc.	9,350	1,308,533
Hartford Insurance Group, Inc.	34,010	4,499,863
Loews Corp.	20,647	1,998,630
Marsh & McLennan Cos., Inc.	59,672	12,281,094
MetLife, Inc.	67,264	5,472,599
Principal Financial Group, Inc.	24,684	1,987,309
Progressive Corp.	70,001	17,294,447
Prudential Financial, Inc.	41,970	4,602,430
Travelers Cos., Inc.	27,060	7,347,061
W.R. Berkley Corp.	36,074	2,586,145
Willis Towers Watson PLC	11,651	3,807,430
		238,521,669
Internet — 13.3%
Airbnb, Inc., Class A†	51,352	6,702,977
Alphabet, Inc., Class A	700,175	149,074,259
Alphabet, Inc., Class C	564,801	120,601,958
Amazon.com, Inc.†	1,136,709	260,306,361
Booking Holdings, Inc.	3,922	21,959,474
CDW Corp.	16,107	2,653,789
DoorDash, Inc., Class A†	41,242	10,114,601

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
eBay, Inc.	54,526	$ 4,940,601
Expedia Group, Inc.	14,756	3,169,589
F5, Inc.†	6,782	2,123,715
Gen Digital, Inc.	63,601	1,920,750
GoDaddy, Inc., Class A†	17,065	2,530,910
Match Group, Inc.	27,282	1,018,710
Meta Platforms, Inc., Class A	261,200	192,948,440
Netflix, Inc.†	51,198	61,859,983
Palo Alto Networks, Inc.†	79,500	15,146,340
Uber Technologies, Inc.†	252,538	23,675,438
VeriSign, Inc.	9,816	2,683,400
		883,431,295
Iron/Steel — 0.1%
Nucor Corp.	27,358	4,068,955
Steel Dynamics, Inc.	16,800	2,199,456
		6,268,411
Leisure Time — 0.2%
Carnival Corp.†	127,837	4,076,722
Norwegian Cruise Line Holdings, Ltd.†	56,772	1,410,217
Royal Caribbean Cruises, Ltd.	29,988	10,892,241
		16,379,180
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	28,811	7,953,564
Las Vegas Sands Corp.	40,256	2,319,953
Marriott International, Inc., Class A	27,365	7,329,989
MGM Resorts International†	23,120	917,633
Wynn Resorts, Ltd.	9,781	1,239,742
		19,760,881
Machinery-Construction & Mining — 0.7%
Caterpillar, Inc.	56,797	23,800,215
GE Vernova, Inc.	32,635	20,004,276
		43,804,491
Machinery-Diversified — 0.6%
Deere & Co.	30,356	14,529,596
Dover Corp.	16,653	2,978,556
IDEX Corp.	8,589	1,412,890
Ingersoll Rand, Inc.	49,668	3,945,129
Nordson Corp.	6,088	1,370,348
Otis Worldwide Corp.	46,918	4,052,777
Rockwell Automation, Inc.	13,419	4,608,487
Westinghouse Air Brake Technologies Corp.	20,110	3,891,285
Xylem, Inc.	29,829	4,222,593
		41,011,661
Media — 0.8%
Charter Communications, Inc., Class A#†	11,173	2,967,325
Comcast Corp., Class A	447,792	15,211,494
FactSet Research Systems, Inc.	4,461	1,665,381
Fox Corp., Class A	24,558	1,466,113
Fox Corp., Class B	17,034	929,205
News Corp., Class A	42,325	1,244,778
News Corp., Class B#	14,424	488,541
Paramount Skydance Corp.#†	37,803	555,704
Walt Disney Co.	217,104	25,700,771
Warner Bros. Discovery, Inc.†	271,417	3,159,294
		53,388,606
Security Description	Shares or Principal Amount	Value

Mining — 0.3%
Freeport-McMoRan, Inc.	171,610	$ 7,619,484
Newmont Corp.	132,935	9,890,364
		17,509,848
Miscellaneous Manufacturing — 0.6%
3M Co.	64,742	10,069,323
A.O. Smith Corp.	15,247	1,086,959
Axon Enterprise, Inc.†	8,832	6,600,065
Illinois Tool Works, Inc.	32,169	8,513,526
Parker-Hannifin Corp.	15,424	11,712,214
Teledyne Technologies, Inc.†	5,646	3,038,508
Textron, Inc.	21,253	1,703,641
		42,724,236
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	6,031	1,912,370
Oil & Gas — 2.4%
APA Corp.	47,765	1,109,103
Chevron Corp.	230,349	36,994,050
ConocoPhillips	151,528	14,996,726
Coterra Energy, Inc.	95,084	2,323,853
Devon Energy Corp.	78,815	2,845,222
Diamondback Energy, Inc.	22,881	3,403,778
EOG Resources, Inc.	64,906	8,101,567
EQT Corp.	73,561	3,813,402
Expand Energy Corp.	25,062	2,425,500
Exxon Mobil Corp.	518,515	59,261,079
Marathon Petroleum Corp.	37,253	6,694,737
Occidental Petroleum Corp.	85,953	4,092,222
Phillips 66	48,566	6,487,446
Texas Pacific Land Corp.	2,234	2,085,394
Valero Energy Corp.	37,762	5,740,202
		160,374,281
Oil & Gas Services — 0.2%
Baker Hughes Co.	118,159	5,364,418
Halliburton Co.	102,642	2,333,053
Schlumberger NV	181,681	6,693,128
		14,390,599
Packaging & Containers — 0.1%
Amcor PLC	274,183	2,366,199
Ball Corp.	34,669	1,824,976
Packaging Corp. of America	10,535	2,296,209
Smurfit WestRock PLC	59,658	2,825,403
		9,312,787
Pharmaceuticals — 4.1%
AbbVie, Inc.	212,378	44,684,331
Becton Dickinson & Co.	34,849	6,725,160
Bristol-Myers Squibb Co.	245,404	11,578,161
Cardinal Health, Inc.	28,573	4,251,091
Cencora, Inc.	20,964	6,113,312
CVS Health Corp.	150,946	11,041,700
Dexcom, Inc.†	48,212	3,632,292
Eli Lilly & Co.	94,634	69,326,976
Henry Schein, Inc.#†	16,098	1,120,099
Johnson & Johnson	289,463	51,284,160
McKesson Corp.	15,062	10,342,171
Merck & Co., Inc.	303,243	25,508,801
Pfizer, Inc.	683,397	16,920,910

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Viatris, Inc.	134,065	$ 1,414,386
Zoetis, Inc.	54,056	8,454,358
		272,397,908
Pipelines — 0.4%
Kinder Morgan, Inc.	235,666	6,358,269
ONEOK, Inc.	75,341	5,754,546
Targa Resources Corp.	25,775	4,324,014
Williams Cos., Inc.	147,339	8,527,981
		24,964,810
Private Equity — 0.4%
Blackstone, Inc.	87,681	15,028,524
KKR & Co., Inc.	81,460	11,362,855
		26,391,379
Real Estate — 0.2%
CBRE Group, Inc., Class A†	35,435	5,744,722
CoStar Group, Inc.†	51,804	4,635,940
		10,380,662
REITS — 1.8%
Alexandria Real Estate Equities, Inc.	17,446	1,438,248
American Tower Corp.	56,534	11,524,456
AvalonBay Communities, Inc.	17,406	3,408,965
BXP, Inc.	18,789	1,362,390
Camden Property Trust	13,774	1,542,413
Crown Castle, Inc.	52,265	5,181,552
Digital Realty Trust, Inc.	37,418	6,272,754
Equinix, Inc.	11,842	9,310,062
Equity Residential	41,234	2,726,392
Essex Property Trust, Inc.	7,612	2,056,839
Extra Space Storage, Inc.	26,101	3,747,582
Federal Realty Investment Trust	9,957	1,001,176
Healthpeak Properties, Inc.	78,740	1,412,596
Host Hotels & Resorts, Inc.	77,825	1,339,368
Invitation Homes, Inc.	67,463	2,110,917
Iron Mountain, Inc.	35,995	3,323,418
Kimco Realty Corp.	78,365	1,762,429
Mid-America Apartment Communities, Inc.	13,757	2,006,046
Prologis, Inc.	112,281	12,775,332
Public Storage	18,997	5,596,326
Realty Income Corp.	109,649	6,442,975
Regency Centers Corp.	18,340	1,329,650
SBA Communications Corp.	13,038	2,670,834
Simon Property Group, Inc.	37,206	6,721,636
UDR, Inc.	33,827	1,338,534
Ventas, Inc.	53,499	3,642,212
VICI Properties, Inc.	124,136	4,193,314
Welltower, Inc.	74,898	12,603,836
Weyerhaeuser Co.	86,102	2,227,459
		121,069,711
Retail — 4.4%
AutoZone, Inc.†	2,012	8,447,442
Best Buy Co., Inc.	22,238	1,637,606
CarMax, Inc.†	19,858	1,218,288
Chipotle Mexican Grill, Inc.†	163,004	6,868,988
Costco Wholesale Corp.	53,374	50,348,762
Darden Restaurants, Inc.	14,222	2,943,101
Dollar General Corp.	26,666	2,900,194
Dollar Tree, Inc.†	24,139	2,635,255
Domino's Pizza, Inc.	4,037	1,850,157
Security Description	Shares or Principal Amount	Value

Retail (continued)
Genuine Parts Co.	16,452	$ 2,292,257
Home Depot, Inc.	119,551	48,629,760
Lowe's Cos., Inc.	67,423	17,399,179
Lululemon Athletica, Inc.†	12,848	2,597,866
McDonald's Corp.	85,720	26,876,649
O'Reilly Automotive, Inc.†	102,719	10,649,906
Ross Stores, Inc.	39,642	5,833,717
Starbucks Corp.	137,782	12,150,994
Target Corp.	54,906	5,269,878
TJX Cos., Inc.	133,383	18,221,452
Tractor Supply Co.	65,213	4,027,555
Ulta Beauty, Inc.†	5,562	2,740,564
Walmart, Inc.	519,716	50,402,058
Williams-Sonoma, Inc.	14,758	2,777,308
Yum! Brands, Inc.	33,308	4,895,277
		293,614,213
Semiconductors — 13.1%
Advanced Micro Devices, Inc.†	194,628	31,652,352
Analog Devices, Inc.	59,508	14,954,955
Applied Materials, Inc.	98,114	15,772,807
Broadcom, Inc.	565,668	168,224,007
Intel Corp.†	523,351	12,743,597
KLA Corp.	15,886	13,852,592
Lam Research Corp.	154,045	15,427,607
Microchip Technology, Inc.	63,491	4,126,915
Micron Technology, Inc.	134,640	16,023,506
Monolithic Power Systems, Inc.	5,650	4,722,044
NVIDIA Corp.	2,933,946	511,034,714
NXP Semiconductors NV	30,150	7,080,728
ON Semiconductor Corp.†	50,778	2,518,081
QUALCOMM, Inc.	132,069	21,227,450
Skyworks Solutions, Inc.	18,144	1,359,711
Teradyne, Inc.	18,938	2,239,229
Texas Instruments, Inc.	109,630	22,197,882
		865,158,177
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	5,053	1,368,302
Software — 11.1%
Adobe, Inc.†	51,470	18,359,349
Akamai Technologies, Inc.†	16,892	1,336,664
Autodesk, Inc.†	25,768	8,109,190
Broadridge Financial Solutions, Inc.	14,293	3,653,577
Cadence Design Systems, Inc.†	32,928	11,538,959
Datadog, Inc., Class A†	38,312	5,236,484
Dayforce, Inc.†	20,529	1,432,308
Electronic Arts, Inc.	26,984	4,639,899
Fair Isaac Corp.†	2,891	4,399,061
Fidelity National Information Services, Inc.	63,179	4,410,526
Fiserv, Inc.†	66,619	9,205,414
Intuit, Inc.	33,462	22,319,154
Jack Henry & Associates, Inc.	8,217	1,341,508
Microsoft Corp.	894,173	453,068,517
MSCI, Inc.	9,308	5,284,338
Oracle Corp.	195,581	44,226,732
Palantir Technologies, Inc., Class A†	255,635	40,060,561
Paychex, Inc.	38,781	5,408,204
Paycom Software, Inc.	6,080	1,381,072
PTC, Inc.†	14,400	3,074,400
Roper Technologies, Inc.	12,780	6,726,242
Salesforce, Inc.	115,073	29,487,456
ServiceNow, Inc.†	24,998	22,934,665

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Synopsys, Inc.†	22,195	$ 13,395,126
Take-Two Interactive Software, Inc.†	20,305	4,736,547
Tyler Technologies, Inc.†	5,174	2,912,341
Workday, Inc., Class A†	25,961	5,992,318
		734,670,612
Telecommunications — 1.9%
Arista Networks, Inc.†	123,991	16,930,971
AT&T, Inc.	868,972	25,452,190
Cisco Systems, Inc.	477,497	32,990,268
Corning, Inc.	92,722	6,215,156
Motorola Solutions, Inc.	20,217	9,551,724
T-Mobile US, Inc.	57,149	14,400,976
Verizon Communications, Inc.	508,453	22,488,876
		128,030,161
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	16,931	1,374,289
Transportation — 0.8%
C.H. Robinson Worldwide, Inc.	13,692	1,762,160
CSX Corp.	223,135	7,254,119
Expeditors International of Washington, Inc.	16,358	1,971,793
FedEx Corp.	26,912	6,218,556
JB Hunt Transport Services, Inc.	8,822	1,279,102
Norfolk Southern Corp.	27,005	7,560,860
Old Dominion Freight Line, Inc.	21,807	3,292,203
Union Pacific Corp.	72,059	16,110,231
United Parcel Service, Inc., Class B	88,314	7,722,176
		53,171,200
Water — 0.1%
American Water Works Co., Inc.	23,755	3,409,080
Total Common Stocks (cost $1,924,236,178)		6,589,968,220
UNAFFILIATED INVESTMENT COMPANIES — 0.0%
iShares Core S&P 500 ETF (cost $2,740)	5	3,241
Total Long-Term Investment Securities (cost $1,924,238,918)		6,589,971,461
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.4%
Unaffiliated Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23%(1)	28,127,455	$ 28,127,455
State Street Navigator Securities Lending Government Money Market Portfolio 4.31%(1)(2)	990,804	990,804
Total Short-Term Investments (cost $29,118,259)		29,118,259
TOTAL INVESTMENTS (cost $1,953,357,177)	99.9%	6,619,089,720
Other assets less liabilities	0.1	5,757,410
NET ASSETS	100.0%	$6,624,847,130
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of August 31, 2025.
(2)	At August 31, 2025, the Fund had loaned securities with a total value of $9,848,419. This was secured by collateral of $990,804, which was received in cash and subsequently invested in short-term investments currently valued at $990,804 as reported in the Portfolio of Investments. Additional collateral of $9,162,785 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2025
Federal Farm Credit Bank	0.55%	09/16/2025	$28,909
Federal Home Loan Bank	0.55% to 1.10%	01/20/2026 to 10/13/2026	332,516
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	28,863
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	158,207
United States Treasury Bills	0.00%	10/09/2025 to 04/16/2026	1,685
United States Treasury Notes/Bonds	0.00% to 5.38%	09/30/2025 to 08/15/2055	8,612,605
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
106	Long	S&P 500 E-Mini Index	September 2025	$34,236,117	$34,305,575	$69,458
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$6,589,968,220	$—	$—	$6,589,968,220
Unaffiliated Investment Companies	3,241	—	—	3,241
Short-Term Investments	29,118,259	—	—	29,118,259
Total Investments at Value	$6,619,089,720	$—	$—	$6,619,089,720
Other Financial Instruments:†
Futures Contracts	$69,458	$—	$—	$69,458
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.0%
Aerospace/Defense — 0.4%
Curtiss-Wright Corp.	991	$ 473,847
General Electric Co.	4,264	1,173,453
Howmet Aerospace, Inc.	1,168	203,349
RTX Corp.	6,549	1,038,671
		2,889,320
Agriculture — 0.6%
Altria Group, Inc.	23,100	1,552,551
Philip Morris International, Inc.	15,369	2,568,621
		4,121,172
Airlines — 0.3%
Delta Air Lines, Inc.	7,574	467,922
United Airlines Holdings, Inc.†	14,027	1,472,835
		1,940,757
Apparel — 1.3%
Birkenstock Holding PLC†	11,623	605,907
Columbia Sportswear Co.	14,648	816,187
Crocs, Inc.#†	3,900	340,080
Deckers Outdoor Corp.†	6,840	818,269
NIKE, Inc., Class B	10,763	832,733
On Holding AG, Class A†	18,736	844,619
PVH Corp.	10,377	874,989
Ralph Lauren Corp.	4,846	1,438,923
Skechers USA, Inc., Class A†	9,306	587,022
Tapestry, Inc.	18,698	1,903,830
Under Armour, Inc., Class A†	66,710	333,550
Under Armour, Inc., Class C#†	59,328	291,894
		9,688,003
Auto Manufacturers — 1.0%
Cummins, Inc.	435	173,321
Ford Motor Co.	6,726	79,165
Lucid Group, Inc.#	40,163	79,523
Rivian Automotive, Inc., Class A#†	19,579	265,687
Tesla, Inc.†	20,287	6,773,221
		7,370,917
Auto Parts & Equipment — 0.4%
Allison Transmission Holdings, Inc.	14,920	1,302,665
Aptiv PLC†	6,750	536,827
BorgWarner, Inc.	18,054	771,989
Gentex Corp.	6,174	172,934
		2,784,415
Banks — 4.3%
Bank of America Corp.	61,461	3,118,531
Bank of New York Mellon Corp.	19,651	2,075,146
Bank OZK	9,396	493,008
Citigroup, Inc.	18,413	1,778,143
Comerica, Inc.	4,867	343,513
Commerce Bancshares, Inc.	8,949	554,301
Cullen/Frost Bankers, Inc.	3,240	418,057
East West Bancorp, Inc.	5,400	567,756
Fifth Third Bancorp	5,276	241,483
First Horizon Corp.	8,114	183,376
Huntington Bancshares, Inc.	16,851	300,116
JPMorgan Chase & Co.	32,874	9,908,881
M&T Bank Corp.	1,484	299,264
Morgan Stanley	13,517	2,034,038
Northern Trust Corp.	11,386	1,494,754
NU Holdings, Ltd., Class A†	19,023	281,540
Security Description	Shares or Principal Amount	Value

Banks (continued)
PNC Financial Services Group, Inc.	3,216	$ 667,127
Popular, Inc.	6,665	837,391
Regions Financial Corp.	7,101	194,496
State Street Corp.	13,477	1,549,451
Synovus Financial Corp.	2,105	108,639
US Bancorp	11,900	581,077
Wells Fargo & Co.	34,194	2,810,063
Western Alliance Bancorp	5,127	459,123
Wintrust Financial Corp.	2,754	378,097
Zions Bancorp NA	7,443	431,768
		32,109,139
Beverages — 1.0%
Boston Beer Co., Inc., Class A†	4,986	1,102,355
Coca-Cola Co.	29,153	2,011,266
Coca-Cola Consolidated, Inc.	9,201	1,078,725
Molson Coors Beverage Co., Class B	10,403	525,247
Monster Beverage Corp.†	18,512	1,155,334
PepsiCo, Inc.	11,554	1,717,502
		7,590,429
Biotechnology — 1.6%
Alnylam Pharmaceuticals, Inc.†	1,189	530,900
Amgen, Inc.	839	241,389
Biogen, Inc.†	5,021	663,876
Corteva, Inc.	4,146	307,592
Exelixis, Inc.†	42,424	1,587,506
Gilead Sciences, Inc.	23,975	2,708,456
Halozyme Therapeutics, Inc.†	6,745	493,397
Illumina, Inc.†	5,357	535,486
Incyte Corp.†	15,984	1,352,406
Regeneron Pharmaceuticals, Inc.	1,121	650,965
Summit Therapeutics, Inc.#†	20,540	486,798
United Therapeutics Corp.†	4,090	1,246,468
Vertex Pharmaceuticals, Inc.†	2,383	931,801
		11,737,040
Building Materials — 1.1%
Armstrong World Industries, Inc.	4,700	920,119
Builders FirstSource, Inc.†	13,298	1,844,167
CRH PLC	5,286	597,054
Fortune Brands Innovations, Inc.	4,493	262,930
Johnson Controls International PLC	4,544	485,708
Lennox International, Inc.	1,404	783,235
Louisiana-Pacific Corp.	7,000	665,770
Masco Corp.	14,235	1,044,707
Mohawk Industries, Inc.†	696	92,352
Owens Corning	3,775	566,892
Simpson Manufacturing Co., Inc.	861	164,554
Trane Technologies PLC	2,535	1,053,546
		8,481,034
Chemicals — 0.7%
CF Industries Holdings, Inc.	7,856	680,565
Ecolab, Inc.	2,177	603,116
Linde PLC	1,622	775,786
NewMarket Corp.	1,278	1,056,855
RPM International, Inc.	7,757	972,030
Sherwin-Williams Co.	3,319	1,214,190
		5,302,542
Commercial Services — 2.1%
ADT, Inc.	119,411	1,040,070
Automatic Data Processing, Inc.	1,478	449,386

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Avis Budget Group, Inc.#†	432	$ 68,355
Block, Inc.†	4,791	381,555
Booz Allen Hamilton Holding Corp.	2,554	277,671
Cintas Corp.	7,735	1,624,582
Corpay, Inc.†	2,413	785,842
Euronet Worldwide, Inc.†	6,223	579,921
FTI Consulting, Inc.†	1,903	320,922
Grand Canyon Education, Inc.†	9,373	1,889,316
H&R Block, Inc.	25,068	1,262,174
ManpowerGroup, Inc.	1,806	76,574
Moody's Corp.	2,972	1,515,007
PayPal Holdings, Inc.†	13,416	941,669
Quanta Services, Inc.	708	267,596
Robert Half, Inc.	16,594	619,288
Rollins, Inc.	21,980	1,242,749
S&P Global, Inc.	1,257	689,389
Shift4 Payments, Inc., Class A#†	1,746	157,891
Toast, Inc., Class A†	7,278	328,238
Verisk Analytics, Inc.	2,580	691,749
WEX, Inc.†	4,232	725,153
		15,935,097
Computers — 7.9%
Accenture PLC, Class A	8,749	2,274,478
Amdocs, Ltd.	16,424	1,405,402
Apple, Inc.	173,182	40,202,469
CACI International, Inc., Class A†	2,022	969,994
Cognizant Technology Solutions Corp., Class A	22,785	1,646,216
Crane NXT Co.#	1,524	91,028
Crowdstrike Holdings, Inc., Class A†	1,208	511,830
DXC Technology Co.†	52,534	759,116
EPAM Systems, Inc.†	2,499	440,724
ExlService Holdings, Inc.†	17,893	783,356
Fortinet, Inc.†	11,798	929,328
Gartner, Inc.†	2,696	677,208
Genpact, Ltd.	32,697	1,482,482
Globant SA†	2,218	149,183
HP, Inc.	11,906	339,797
International Business Machines Corp.	10,377	2,526,696
Kyndryl Holdings, Inc.†	23,212	737,909
Leidos Holdings, Inc.	2,442	441,807
NetApp, Inc.	4,035	455,108
Parsons Corp.†	2,999	240,220
Pure Storage, Inc., Class A†	8,089	627,787
Rubrik, Inc., Class A†	5,093	455,314
Science Applications International Corp.	2,294	270,004
Zscaler, Inc.†	1,118	309,742
		58,727,198
Cosmetics/Personal Care — 1.0%
Colgate-Palmolive Co.	17,970	1,510,738
Coty, Inc., Class A†	158,334	677,669
e.l.f. Beauty, Inc.†	2,985	373,125
Estee Lauder Cos., Inc., Class A	2,764	253,542
Kenvue, Inc.	17,039	352,878
Procter & Gamble Co.	25,587	4,018,182
		7,186,134
Distribution/Wholesale — 0.9%
Core & Main, Inc., Class A†	10,551	682,861
Fastenal Co.	30,247	1,502,066
LKQ Corp.	27,667	902,498
Pool Corp.	555	172,444
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale (continued)
SiteOne Landscape Supply, Inc.†	4,739	$ 678,814
Watsco, Inc.	234	94,157
WESCO International, Inc.	3,523	774,496
WW Grainger, Inc.	1,554	1,574,979
		6,382,315
Diversified Financial Services — 5.6%
Affiliated Managers Group, Inc.	4,044	909,172
American Express Co.	6,851	2,269,599
Ameriprise Financial, Inc.	3,868	1,991,285
Apollo Global Management, Inc.	5,420	738,367
Blackrock, Inc.	1,147	1,292,830
Brookfield Asset Management, Ltd., Class A#	7,797	469,068
Capital One Financial Corp.	8,699	1,976,587
Cboe Global Markets, Inc.	2,863	675,525
Charles Schwab Corp.	9,455	906,167
CME Group, Inc.	3,923	1,045,519
Evercore, Inc., Class A	1,166	374,927
Hamilton Lane, Inc., Class A	1,027	158,507
Houlihan Lokey, Inc.	882	175,739
Interactive Brokers Group, Inc., Class A	1,827	113,712
Intercontinental Exchange, Inc.	3,520	621,632
Invesco, Ltd.	4,628	101,307
Janus Henderson Group PLC	4,016	177,989
Lazard, Inc.	19,551	1,117,535
LPL Financial Holdings, Inc.	3,808	1,387,940
Mastercard, Inc., Class A	9,832	5,852,891
Mr. Cooper Group, Inc.†	1,909	359,904
Nasdaq, Inc.	1,526	144,573
OneMain Holdings, Inc.	21,356	1,321,082
Raymond James Financial, Inc.	6,287	1,065,269
SEI Investments Co.	12,959	1,144,021
SLM Corp.	47,698	1,491,993
SoFi Technologies, Inc.†	30,329	774,603
Stifel Financial Corp.	4,265	491,712
Synchrony Financial	24,310	1,855,825
T. Rowe Price Group, Inc.	4,058	436,722
Virtu Financial, Inc., Class A	25,204	1,056,552
Visa, Inc., Class A	19,259	6,774,931
Voya Financial, Inc.	9,382	704,494
Western Union Co.	174,584	1,513,643
XP, Inc., Class A	7,225	131,062
		41,622,684
Electric — 0.4%
Clearway Energy, Inc., Class A	4,639	130,773
Clearway Energy, Inc., Class C	3,619	107,882
Duke Energy Corp.	2,715	332,560
Exelon Corp.	2,792	121,955
NRG Energy, Inc.	9,958	1,449,487
Southern Co.	1,866	172,232
Vistra Corp.	5,555	1,050,506
		3,365,395
Electrical Components & Equipment — 0.3%
Acuity, Inc.	5,090	1,661,732
Generac Holdings, Inc.†	3,474	643,559
		2,305,291
Electronics — 0.9%
Allegion PLC	5,927	1,006,404
Amphenol Corp., Class A	5,943	646,955
Arrow Electronics, Inc.†	6,109	771,750
Avnet, Inc.	18,802	1,026,025

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Fortive Corp.	2,631	$ 125,920
Garmin, Ltd.	949	229,487
Honeywell International, Inc.	862	189,209
Jabil, Inc.	1,919	393,069
Keysight Technologies, Inc.†	1,848	302,018
Mettler-Toledo International, Inc.†	472	614,091
Ralliant Corp.†	1,343	56,151
Sensata Technologies Holding PLC	6,329	205,946
TD SYNNEX Corp.	3,362	497,811
Trimble, Inc.†	961	77,668
Vontier Corp.	14,492	621,852
		6,764,356
Engineering & Construction — 0.5%
AECOM	1,257	156,987
Comfort Systems USA, Inc.	1,180	829,988
EMCOR Group, Inc.	2,495	1,546,900
Jacobs Solutions, Inc.	991	144,914
MasTec, Inc.†	3,867	702,595
		3,381,384
Entertainment — 0.3%
Flutter Entertainment PLC†	1,288	395,635
Liberty Media Corp.-Liberty Live, Class A†	5,314	502,811
Liberty Media Corp.-Liberty Live, Class C†	6,082	592,265
Live Nation Entertainment, Inc.†	3,473	578,220
		2,068,931
Environmental Control — 0.2%
Pentair PLC	2,367	254,524
Republic Services, Inc.	1,450	339,256
Veralto Corp.	7,713	819,043
Waste Management, Inc.	874	197,865
		1,610,688
Food — 1.9%
Albertsons Cos., Inc., Class A	76,505	1,488,787
Flowers Foods, Inc.	56,638	851,836
Ingredion, Inc.	7,639	989,556
Kellanova	5,027	399,647
Kroger Co.	31,648	2,147,000
Performance Food Group Co.†	14,136	1,433,390
Pilgrim's Pride Corp.	24,798	1,102,271
Post Holdings, Inc.†	6,690	756,973
Smithfield Foods, Inc.	12,182	309,788
Sprouts Farmers Market, Inc.†	6,620	930,375
Sysco Corp.	16,833	1,354,552
US Foods Holding Corp.†	26,046	2,021,170
		13,785,345
Gas — 0.1%
National Fuel Gas Co.	862	74,770
UGI Corp.	28,365	982,563
		1,057,333
Hand/Machine Tools — 0.3%
Lincoln Electric Holdings, Inc.	1,828	443,528
MSA Safety, Inc.	1,841	314,074
Snap-on, Inc.	3,738	1,215,747
		1,973,349
Healthcare-Products — 2.1%
Abbott Laboratories	15,205	2,017,095
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Align Technology, Inc.†	2,128	$ 302,091
Boston Scientific Corp.†	14,825	1,564,037
Dentsply Sirona, Inc.	40,580	580,294
Envista Holdings Corp.†	51,938	1,100,047
Exact Sciences Corp.†	6,093	288,930
Globus Medical, Inc., Class A†	8,727	534,703
Hologic, Inc.†	2,134	143,234
IDEXX Laboratories, Inc.†	1,324	856,747
Inspire Medical Systems, Inc.†	3,287	307,959
Insulet Corp.†	1,962	666,845
Intuitive Surgical, Inc.†	992	469,509
Masimo Corp.†	1,955	273,133
Medtronic PLC	7,807	724,568
Natera, Inc.†	3,980	669,635
Penumbra, Inc.†	2,184	595,446
QIAGEN NV#	9,863	458,629
ResMed, Inc.	3,212	881,726
Solventum Corp.†	8,875	648,674
STERIS PLC	366	89,692
Stryker Corp.	2,808	1,099,079
Teleflex, Inc.	1,851	233,985
Tempus AI, Inc.#†	5,030	381,576
Thermo Fisher Scientific, Inc.	619	304,994
Waters Corp.†	784	236,611
Zimmer Biomet Holdings, Inc.	2,737	290,396
		15,719,635
Healthcare-Services — 1.3%
Centene Corp.†	1,791	52,011
Chemed Corp.	2,396	1,097,248
Cigna Group	2,698	811,747
DaVita, Inc.†	2,926	403,086
Elevance Health, Inc.	242	77,113
Encompass Health Corp.	2,164	263,489
HCA Healthcare, Inc.	1,886	761,868
Humana, Inc.	3,179	965,335
Labcorp Holdings, Inc.	2,599	722,496
Molina Healthcare, Inc.†	699	126,400
Quest Diagnostics, Inc.	3,573	649,000
Tenet Healthcare Corp.†	1,184	218,247
UnitedHealth Group, Inc.	9,822	3,043,543
Universal Health Services, Inc., Class B	1,251	227,157
		9,418,740
Home Builders — 0.2%
NVR, Inc.†	84	681,882
PulteGroup, Inc.	3,095	408,602
Thor Industries, Inc.#	3,861	423,166
		1,513,650
Home Furnishings — 0.2%
Dolby Laboratories, Inc., Class A	6,065	434,739
SharkNinja, Inc.†	9,358	1,094,512
		1,529,251
Household Products/Wares — 0.3%
Church & Dwight Co., Inc.	3,145	292,988
Clorox Co.	5,519	652,346
Kimberly-Clark Corp.	8,395	1,084,130
		2,029,464
Housewares — 0.0%
Scotts Miracle-Gro Co.	3,173	194,251

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance — 6.2%
Aflac, Inc.	10,613	$ 1,134,105
Allstate Corp.	6,659	1,354,774
American Financial Group, Inc.	5,876	798,313
American International Group, Inc.	853	69,366
Aon PLC, Class A	3,634	1,333,678
Arch Capital Group, Ltd.	10,341	946,512
Arthur J. Gallagher & Co.	484	146,531
Assurant, Inc.	3,129	674,644
Axis Capital Holdings, Ltd.	13,176	1,298,890
Berkshire Hathaway, Inc., Class B†	21,642	10,885,493
Brighthouse Financial, Inc.†	11,451	541,174
Brown & Brown, Inc.	3,431	332,635
Chubb, Ltd.	5,442	1,496,931
Cincinnati Financial Corp.	2,994	459,878
CNA Financial Corp.	6,547	324,404
Equitable Holdings, Inc.	29,295	1,560,252
Fidelity National Financial, Inc.	13,826	827,763
Globe Life, Inc.	10,339	1,446,943
Hanover Insurance Group, Inc.	5,140	891,687
Hartford Insurance Group, Inc.	12,833	1,697,934
Kemper Corp.	7,690	412,568
Kinsale Capital Group, Inc.	484	221,406
Lincoln National Corp.	29,999	1,287,857
Loews Corp.	7,394	715,739
Markel Group, Inc.†	263	515,233
Marsh & McLennan Cos., Inc.	8,506	1,750,620
MetLife, Inc.	12,212	993,568
MGIC Investment Corp.	43,570	1,212,553
Old Republic International Corp.	33,245	1,328,803
Primerica, Inc.	4,936	1,329,462
Progressive Corp.	8,526	2,106,434
RenaissanceRe Holdings, Ltd.	4,575	1,111,679
RLI Corp.	6,119	414,440
Ryan Specialty Holdings, Inc.	9,541	539,353
Travelers Cos., Inc.	5,219	1,417,011
Unum Group	21,769	1,520,782
W.R. Berkley Corp.	15,748	1,128,974
		46,228,389
Internet — 13.2%
Alphabet, Inc., Class A	63,534	13,527,024
Alphabet, Inc., Class C	52,241	11,155,021
Amazon.com, Inc.†	107,035	24,511,015
Booking Holdings, Inc.	488	2,732,336
CDW Corp.	1,423	234,453
Chewy, Inc., Class A†	19,511	799,170
Coupang, Inc.†	33,492	957,201
DoorDash, Inc., Class A†	4,316	1,058,499
eBay, Inc.	15,905	1,441,152
Etsy, Inc.†	22,402	1,187,530
Expedia Group, Inc.	7,629	1,638,709
F5, Inc.†	5,070	1,587,620
Gen Digital, Inc.	13,255	400,301
GoDaddy, Inc., Class A†	6,554	972,024
IAC, Inc.†	28,851	1,056,524
Lyft, Inc., Class A†	60,632	983,451
Maplebear, Inc.†	19,951	865,275
Match Group, Inc.	36,517	1,363,545
Meta Platforms, Inc., Class A	24,978	18,451,248
Netflix, Inc.†	3,723	4,498,315
Palo Alto Networks, Inc.†	2,277	433,814
Pinterest, Inc., Class A†	13,860	507,692
Security Description	Shares or Principal Amount	Value

Internet (continued)
Reddit, Inc., Class A†	1,100	$ 247,588
Robinhood Markets, Inc., Class A†	9,263	963,630
Roku, Inc.†	5,096	492,070
Spotify Technology SA†	1,622	1,106,009
Uber Technologies, Inc.†	10,785	1,011,094
VeriSign, Inc.	7,270	1,987,400
Wayfair, Inc., Class A†	15,810	1,179,426
Zillow Group, Inc., Class A†	3,791	308,891
Zillow Group, Inc., Class C†	3,615	304,781
		97,962,808
Iron/Steel — 0.1%
Reliance, Inc.	3,291	973,017
Leisure Time — 0.3%
Amer Sports, Inc.†	8,310	326,749
Carnival Corp.†	22,472	716,632
Royal Caribbean Cruises, Ltd.	233	84,631
YETI Holdings, Inc.†	28,482	1,001,427
		2,129,439
Lodging — 0.2%
Boyd Gaming Corp.	13,235	1,136,357
Travel & Leisure Co.	11,786	744,993
		1,881,350
Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	2,791	1,169,541
GE Vernova, Inc.	2,540	1,556,944
Vertiv Holdings Co., Class A	3,662	467,088
		3,193,573
Machinery-Diversified — 0.7%
Applied Industrial Technologies, Inc.	2,413	636,019
CNH Industrial NV	10,556	120,866
Deere & Co.	516	246,978
Esab Corp.	2,725	314,383
Gates Industrial Corp. PLC†	47,646	1,217,832
Graco, Inc.	7,789	665,103
Middleby Corp.†	1,378	188,579
Otis Worldwide Corp.	7,605	656,920
Regal Rexnord Corp.	1,494	223,099
Toro Co.	5,725	464,068
Westinghouse Air Brake Technologies Corp.	3,914	757,359
		5,491,206
Media — 1.7%
Charter Communications, Inc., Class A#†	396	105,170
Comcast Corp., Class A	26,987	916,748
FactSet Research Systems, Inc.	1,112	415,132
Fox Corp., Class A	26,459	1,579,602
Fox Corp., Class B	26,892	1,466,959
Liberty Global, Ltd., Class A†	69,164	811,985
Liberty Global, Ltd., Class C†	79,679	952,164
New York Times Co., Class A	23,190	1,387,690
News Corp., Class A	25,911	762,042
News Corp., Class B#	32,063	1,085,974
Nexstar Media Group, Inc.#	4,838	989,516
Sirius XM Holdings, Inc.	8,425	199,167
Walt Disney Co.	7,962	942,542
Warner Bros. Discovery, Inc.†	80,136	932,783
		12,547,474

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metal Fabricate/Hardware — 0.2%
Mueller Industries, Inc.	7,384	$ 708,421
Valmont Industries, Inc.	2,565	941,663
		1,650,084
Mining — 0.1%
Newmont Corp.	7,882	586,421
Miscellaneous Manufacturing — 0.5%
3M Co.	640	99,539
A.O. Smith Corp.	5,563	396,587
Carlisle Cos., Inc.	1,172	452,263
Donaldson Co., Inc.	9,836	783,634
Illinois Tool Works, Inc.	3,411	902,721
ITT, Inc.	2,457	418,304
Parker-Hannifin Corp.	412	312,852
Teledyne Technologies, Inc.†	651	350,349
		3,716,249
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	947	300,284
Oil & Gas — 1.2%
APA Corp.#	28,125	653,062
Chevron Corp.	7,807	1,253,804
Civitas Resources, Inc.	12,073	444,045
ConocoPhillips	3,392	335,706
EOG Resources, Inc.	8,567	1,069,333
Exxon Mobil Corp.	35,387	4,044,380
Marathon Petroleum Corp.	2,880	517,565
Matador Resources Co.	2,967	149,418
Ovintiv, Inc.	2,947	124,128
Valero Energy Corp.	1,355	205,974
		8,797,415
Oil & Gas Services — 0.1%
Baker Hughes Co.	1,903	86,396
Halliburton Co.	5,783	131,448
NOV, Inc.	16,321	216,906
		434,750
Packaging & Containers — 0.2%
AptarGroup, Inc.	3,586	499,422
Crown Holdings, Inc.	5,381	534,764
Packaging Corp. of America	604	131,648
Sealed Air Corp.	2,352	76,369
Silgan Holdings, Inc.	6,180	289,966
		1,532,169
Pharmaceuticals — 3.7%
AbbVie, Inc.	17,314	3,642,866
BellRing Brands, Inc.†	12,936	531,023
Bristol-Myers Squibb Co.	45,087	2,127,205
Cardinal Health, Inc.	4,247	631,869
Cencora, Inc.	2,073	604,507
Corcept Therapeutics, Inc.†	5,954	415,113
CVS Health Corp.	9,942	727,257
Elanco Animal Health, Inc.#†	34,631	635,479
Eli Lilly & Co.	7,470	5,472,372
Henry Schein, Inc.#†	18,493	1,286,743
Jazz Pharmaceuticals PLC†	11,507	1,470,019
Johnson & Johnson	29,474	5,221,908
McKesson Corp.	1,023	702,433
Merck & Co., Inc.	27,084	2,278,306
Organon & Co.	33,859	318,952
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Pfizer, Inc.	3,668	$ 90,820
Viatris, Inc.	82,354	868,835
Zoetis, Inc.	4,591	718,032
		27,743,739
Pipelines — 0.1%
Cheniere Energy, Inc.	2,510	606,968
Private Equity — 0.2%
Blackstone, Inc.	3,639	623,725
Carlyle Group, Inc.	10,063	649,667
		1,273,392
REITS — 0.3%
AGNC Investment Corp.#	16,239	158,493
Annaly Capital Management, Inc.	4,235	89,740
Cousins Properties, Inc.	2,679	79,004
Highwoods Properties, Inc.	5,127	161,654
Kilroy Realty Corp.#	2,127	88,462
Rithm Capital Corp.	108,380	1,341,744
Vornado Realty Trust	6,248	237,611
		2,156,708
Retail — 6.8%
AutoNation, Inc.†	1,177	257,857
AutoZone, Inc.†	502	2,107,662
Bath & Body Works, Inc.	26,428	771,962
Best Buy Co., Inc.	14,774	1,087,957
BJ's Wholesale Club Holdings, Inc.†	8,986	877,753
Burlington Stores, Inc.†	709	206,092
Carvana Co.†	1,151	428,080
Casey's General Stores, Inc.	2,804	1,386,634
Costco Wholesale Corp.	5,260	4,961,863
Dick's Sporting Goods, Inc.	1,647	350,482
Dillard's, Inc., Class A	2,225	1,185,658
Dollar General Corp.	10,171	1,106,198
Dollar Tree, Inc.†	8,935	975,434
Domino's Pizza, Inc.	1,557	713,573
Ferguson Enterprises, Inc.	3,191	737,600
Five Below, Inc.†	3,240	470,124
Gap, Inc.	80,281	1,766,985
Genuine Parts Co.	5,031	700,969
Home Depot, Inc.	11,726	4,769,785
Lowe's Cos., Inc.	9,671	2,495,698
Lululemon Athletica, Inc.†	4,277	864,809
Macy's, Inc.#	125,298	1,657,693
McDonald's Corp.	5,409	1,695,938
MSC Industrial Direct Co., Inc., Class A	13,810	1,246,076
Murphy USA, Inc.	2,061	775,967
O'Reilly Automotive, Inc.†	22,278	2,309,783
Penske Automotive Group, Inc.	5,151	949,896
Ross Stores, Inc.	4,409	648,828
Target Corp.	8,888	853,070
Texas Roadhouse, Inc.	389	67,122
TJX Cos., Inc.	17,310	2,364,719
Tractor Supply Co.	6,716	414,780
Ulta Beauty, Inc.†	2,632	1,296,865
Walmart, Inc.	58,006	5,625,422
Williams-Sonoma, Inc.	7,015	1,320,153
Wingstop, Inc.	932	305,808
Yum! Brands, Inc.	7,679	1,128,583
		50,883,878

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors — 9.7%
Applied Materials, Inc.	8,456	$ 1,359,387
Broadcom, Inc.	44,182	13,139,285
Cirrus Logic, Inc.†	12,765	1,457,635
KLA Corp.	1,062	926,064
Lam Research Corp.	10,379	1,039,457
MKS, Inc.	1,411	145,813
NVIDIA Corp.	280,086	48,785,380
ON Semiconductor Corp.†	7,214	357,742
Qorvo, Inc.†	10,626	963,778
QUALCOMM, Inc.	14,169	2,277,383
Skyworks Solutions, Inc.	6,431	481,939
Teradyne, Inc.	4,279	505,949
Texas Instruments, Inc.	3,219	651,783
		72,091,595
Software — 11.4%
Adobe, Inc.†	5,374	1,916,906
Akamai Technologies, Inc.†	8,435	667,462
Appfolio, Inc., Class A†	1,780	493,736
AppLovin Corp., Class A†	5,873	2,810,759
Atlassian Corp., Class A†	3,974	706,498
Autodesk, Inc.†	4,504	1,417,409
Broadridge Financial Solutions, Inc.	2,101	537,058
Cadence Design Systems, Inc.†	1,312	459,764
CCC Intelligent Solutions Holdings, Inc.#†	13,039	129,086
Cloudflare, Inc., Class A†	3,104	647,836
Concentrix Corp.#	18,874	995,792
DocuSign, Inc.†	16,412	1,258,144
Dropbox, Inc., Class A†	67,540	1,962,712
Duolingo, Inc.†	427	127,186
Dynatrace, Inc.†	3,473	175,734
Electronic Arts, Inc.	8,920	1,533,794
Fair Isaac Corp.†	676	1,028,629
Fiserv, Inc.†	4,859	671,417
Guidewire Software, Inc.†	589	127,825
HubSpot, Inc.†	837	404,413
Informatica, Inc., Class A†	6,943	173,089
Intuit, Inc.	2,483	1,656,161
Jack Henry & Associates, Inc.	3,141	512,800
Manhattan Associates, Inc.†	2,135	459,964
Microsoft Corp.	86,884	44,023,254
Nutanix, Inc., Class A†	14,125	949,341
Oracle Corp.	8,045	1,819,216
Palantir Technologies, Inc., Class A†	20,798	3,259,255
Paychex, Inc.	883	123,139
Paycom Software, Inc.	1,434	325,733
Pegasystems, Inc.	26,400	1,431,144
PTC, Inc.†	1,491	318,328
RingCentral, Inc., Class A†	52,043	1,587,832
ROBLOX Corp., Class A†	6,318	787,160
Roper Technologies, Inc.	182	95,788
Salesforce, Inc.	7,971	2,042,569
Samsara, Inc., Class A†	5,922	214,021
ServiceNow, Inc.†	1,801	1,652,345
SS&C Technologies Holdings, Inc.	5,014	444,541
Synopsys, Inc.†	271	163,554
Take-Two Interactive Software, Inc.†	2,374	553,783
Teradata Corp.†	53,801	1,128,745
Twilio, Inc., Class A†	9,109	962,001
Unity Software, Inc.†	9,038	356,188
Security Description	Shares or Principal Amount	Value

Software (continued)
Workday, Inc., Class A†	2,183	$ 503,880
Zoom Communications, Inc.†	16,353	1,331,461
		84,947,452
Telecommunications — 2.0%
Arista Networks, Inc.†	5,627	768,367
AT&T, Inc.	80,575	2,360,042
Ciena Corp.†	8,860	832,574
Cisco Systems, Inc.	43,721	3,020,684
Millicom International Cellular SA	27,377	1,322,583
Motorola Solutions, Inc.	3,120	1,474,075
T-Mobile US, Inc.	5,265	1,326,727
Ubiquiti, Inc.#	3,303	1,744,413
Verizon Communications, Inc.	46,059	2,037,190
		14,886,655
Toys/Games/Hobbies — 0.2%
Hasbro, Inc.	4,568	370,785
Mattel, Inc.†	52,718	964,739
		1,335,524
Transportation — 0.3%
C.H. Robinson Worldwide, Inc.	10,966	1,411,324
Expeditors International of Washington, Inc.	1,623	195,637
FedEx Corp.	711	164,291
Landstar System, Inc.	4,189	554,330
		2,325,582
Total Common Stocks (cost $469,238,937)		736,261,380
UNAFFILIATED INVESTMENT COMPANIES — 0.6%
Vanguard Russell 1000 ETF # (cost $4,475,069)	16,032	4,702,346
ESCROWS AND LITIGATION TRUSTS — 0.0%
GCI Liberty, Inc. †(1) (cost $0)	1,081	0
Total Long-Term Investment Securities (cost $473,714,006)		740,963,726
SHORT-TERM INVESTMENTS — 0.6%
Unaffiliated Investment Companies — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio 4.31%(2)(3) (cost $4,501,991)	4,501,991	4,501,991
TOTAL INVESTMENTS (cost $478,215,997)	100.2%	745,465,717
Other assets less liabilities	(0.2)	(1,547,791)
NET ASSETS	100.0%	$743,917,926
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

(2)	The rate shown is the 7-day yield as of August 31, 2025.
(3)	At August 31, 2025, the Fund had loaned securities with a total value of $16,931,471. This was secured by collateral of $4,501,991, which was received in cash and subsequently invested in short-term investments currently valued at $4,501,991 as reported in the Portfolio of Investments. Additional collateral of $13,428,858 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2025
Federal Farm Credit Bank	0.55%	09/16/2025	$41,590
Federal Home Loan Bank	0.55% to 1.10%	01/20/2026 to 10/13/2026	478,388
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	41,525
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	227,611
United States Treasury Bills	0.00%	10/09/2025 to 04/16/2026	79,349
United States Treasury Notes/Bonds	0.00% to 5.38%	09/30/2025 to 08/15/2055	12,560,395
ETF—Exchange Traded Fund
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$736,261,380	$—	$—	$736,261,380
Unaffiliated Investment Companies	4,702,346	—	—	4,702,346
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investments	4,501,991	—	—	4,501,991
Total Investments at Value	$745,465,717	$—	$0	$745,465,717
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.6%
Aerospace/Defense — 0.4%
FTAI Aviation, Ltd.	3,041	$ 467,858
General Electric Co.	2,839	781,293
HEICO Corp., Class A	8,966	2,196,760
Howmet Aerospace, Inc.	3,144	547,370
		3,993,281
Apparel — 0.6%
Deckers Outdoor Corp.†	27,118	3,244,126
On Holding AG, Class A†	7,149	322,277
Ralph Lauren Corp.	5,247	1,557,992
Tapestry, Inc.	15,125	1,540,028
		6,664,423
Auto Manufacturers — 2.4%
Tesla, Inc.†	74,882	25,000,853
Auto Parts & Equipment — 0.1%
Allison Transmission Holdings, Inc.	6,659	581,397
Banks — 0.1%
Bank of New York Mellon Corp.	5,047	532,963
Citigroup, Inc.	5,953	574,881
Popular, Inc.	3,984	500,550
		1,608,394
Beverages — 0.4%
Coca-Cola Co.	6,308	435,189
Coca-Cola Consolidated, Inc.	5,790	678,819
Monster Beverage Corp.†	15,465	965,171
PepsiCo, Inc.	16,883	2,509,658
		4,588,837
Biotechnology — 1.2%
Exelixis, Inc.†	90,298	3,378,951
Gilead Sciences, Inc.	13,415	1,515,493
Halozyme Therapeutics, Inc.†	36,887	2,698,284
Incyte Corp.†	30,798	2,605,819
Summit Therapeutics, Inc.#†	19,441	460,752
Vertex Pharmaceuticals, Inc.†	4,025	1,573,855
		12,233,154
Building Materials — 0.4%
Armstrong World Industries, Inc.	4,857	950,855
Lennox International, Inc.	1,312	731,912
Trane Technologies PLC	6,893	2,864,731
		4,547,498
Chemicals — 0.1%
Ecolab, Inc.	1,839	509,477
Sherwin-Williams Co.	2,199	804,460
		1,313,937
Commercial Services — 2.3%
Affirm Holdings, Inc.†	7,881	697,153
Automatic Data Processing, Inc.	7,208	2,191,592
Block, Inc.†	5,473	435,870
Cintas Corp.	8,743	1,836,292
Corpay, Inc.†	6,682	2,176,127
Grand Canyon Education, Inc.†	18,608	3,750,815
H&R Block, Inc.	14,199	714,920
Moody's Corp.	14,790	7,539,350
Morningstar, Inc.	6,211	1,629,891
Quanta Services, Inc.	894	337,896
Rollins, Inc.	18,488	1,045,311
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Shift4 Payments, Inc., Class A#†	1,161	$ 104,989
Toast, Inc., Class A†	4,740	213,774
Verisk Analytics, Inc.	1,617	433,550
WEX, Inc.†	3,093	529,986
		23,637,516
Computers — 11.4%
Apple, Inc.	482,099	111,914,462
Crowdstrike Holdings, Inc., Class A†	674	285,574
Dell Technologies, Inc., Class C	5,784	706,516
ExlService Holdings, Inc.†	20,347	890,792
Fortinet, Inc.†	35,955	2,832,175
Gartner, Inc.†	2,024	508,409
Kyndryl Holdings, Inc.†	15,388	489,184
NetApp, Inc.	2,074	233,926
Pure Storage, Inc., Class A†	9,636	747,850
Rubrik, Inc., Class A†	7,901	706,349
Zscaler, Inc.†	812	224,965
		119,540,202
Cosmetics/Personal Care — 0.1%
Colgate-Palmolive Co.	8,273	695,511
Distribution/Wholesale — 0.5%
Core & Main, Inc., Class A†	11,595	750,428
Fastenal Co.	28,074	1,394,155
SiteOne Landscape Supply, Inc.†	7,026	1,006,404
WW Grainger, Inc.	1,625	1,646,938
		4,797,925
Diversified Financial Services — 5.2%
American Express Co.	6,524	2,161,271
Ameriprise Financial, Inc.	4,822	2,482,414
Apollo Global Management, Inc.	9,227	1,256,994
Brookfield Asset Management, Ltd., Class A#	5,176	311,388
Coinbase Global, Inc., Class A†	155	47,204
Houlihan Lokey, Inc.	16,811	3,349,592
Lazard, Inc.	15,345	877,120
LPL Financial Holdings, Inc.	4,618	1,683,169
Mastercard, Inc., Class A	24,652	14,675,089
SLM Corp.	26,090	816,095
SoFi Technologies, Inc.†	19,452	496,804
Tradeweb Markets, Inc., Class A	11,757	1,450,343
Visa, Inc., Class A	71,059	24,997,135
		54,604,618
Electric — 0.2%
NRG Energy, Inc.	10,099	1,470,010
Vistra Corp.	4,060	767,787
		2,237,797
Electronics — 0.9%
Amphenol Corp., Class A	82,005	8,927,064
Jabil, Inc.	4,360	893,059
		9,820,123
Engineering & Construction — 1.3%
Comfort Systems USA, Inc.	10,759	7,567,665
EMCOR Group, Inc.	9,650	5,983,000
MasTec, Inc.†	1,359	246,917
TopBuild Corp.†	431	181,348
		13,978,930

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment — 0.1%
Flutter Entertainment PLC†	1,380	$ 423,894
Live Nation Entertainment, Inc.#†	2,489	414,394
		838,288
Environmental Control — 0.0%
Veralto Corp.	4,193	445,255
Food — 0.4%
Performance Food Group Co.†	20,528	2,081,539
Sprouts Farmers Market, Inc.†	9,424	1,324,449
Sysco Corp.	15,068	1,212,522
		4,618,510
Healthcare-Products — 1.1%
Boston Scientific Corp.†	6,199	653,994
Exact Sciences Corp.†	4,186	198,500
IDEXX Laboratories, Inc.†	880	569,439
Inspire Medical Systems, Inc.†	5,550	519,980
Insulet Corp.†	810	275,303
Masimo Corp.†	3,812	532,575
Natera, Inc.†	3,094	520,565
Penumbra, Inc.†	1,051	286,545
ResMed, Inc.	21,946	6,024,396
Stryker Corp.	3,409	1,334,317
Tempus AI, Inc.†	1,974	149,748
		11,065,362
Healthcare-Services — 0.1%
Chemed Corp.	2,860	1,309,737
DaVita, Inc.†	944	130,046
		1,439,783
Home Furnishings — 0.3%
SharkNinja, Inc.#†	23,991	2,805,987
Household Products/Wares — 0.0%
Kimberly-Clark Corp.	3,052	394,135
Insurance — 1.3%
Aon PLC, Class A	1,956	717,852
Brown & Brown, Inc.	39,247	3,804,997
Equitable Holdings, Inc.	10,660	567,752
Markel Group, Inc.†	193	378,098
Marsh & McLennan Cos., Inc.	11,844	2,437,614
Progressive Corp.	23,410	5,783,674
RLI Corp.	2,896	196,146
Ryan Specialty Holdings, Inc.	1,121	63,370
		13,949,503
Internet — 20.6%
Alphabet, Inc., Class A	155,178	33,038,948
Alphabet, Inc., Class C	134,193	28,654,231
Amazon.com, Inc.†	265,322	60,758,738
Booking Holdings, Inc.	1,728	9,675,158
Chewy, Inc., Class A†	14,328	586,875
Coupang, Inc.†	36,563	1,044,971
DoorDash, Inc., Class A†	9,752	2,391,678
Etsy, Inc.†	16,728	886,751
Expedia Group, Inc.	7,934	1,704,223
GoDaddy, Inc., Class A†	8,506	1,261,525
Lyft, Inc., Class A†	53,927	874,696
Meta Platforms, Inc., Class A	67,284	49,702,691
Netflix, Inc.†	11,868	14,339,511
Palo Alto Networks, Inc.†	1,326	252,630
Pinterest, Inc., Class A†	16,164	592,087
Security Description	Shares or Principal Amount	Value

Internet (continued)
Reddit, Inc., Class A†	9,943	$ 2,237,970
Robinhood Markets, Inc., Class A†	7,933	825,270
Roku, Inc.†	12,360	1,193,482
Spotify Technology SA†	1,754	1,196,018
Uber Technologies, Inc.†	44,702	4,190,812
Wayfair, Inc., Class A†	6,188	461,625
		215,869,890
Leisure Time — 0.0%
Royal Caribbean Cruises, Ltd.	1,210	439,496
Machinery-Construction & Mining — 0.3%
GE Vernova, Inc.	1,636	1,002,819
Vertiv Holdings Co., Class A	12,993	1,657,257
		2,660,076
Media — 0.1%
Nexstar Media Group, Inc.#	2,831	579,025
Mining — 0.0%
Anglogold Ashanti PLC	2,255	127,768
Miscellaneous Manufacturing — 0.1%
Carlisle Cos., Inc.	166	64,058
Illinois Tool Works, Inc.	2,805	742,343
		806,401
Oil & Gas — 0.0%
Texas Pacific Land Corp.	497	463,940
Pharmaceuticals — 3.3%
AbbVie, Inc.	40,572	8,536,349
Bristol-Myers Squibb Co.	8,163	385,130
Cardinal Health, Inc.	6,672	992,660
Cencora, Inc.	20,982	6,118,561
Corcept Therapeutics, Inc.†	9,580	667,918
Eli Lilly & Co.	23,215	17,006,845
McKesson Corp.	716	491,634
Zoetis, Inc.	515	80,546
		34,279,643
Pipelines — 0.1%
Cheniere Energy, Inc.	3,655	883,852
Private Equity — 0.0%
Blackstone, Inc.	888	152,203
Retail — 4.0%
AutoZone, Inc.†	393	1,650,022
BJ's Wholesale Club Holdings, Inc.†	4,777	466,617
Carvana Co.†	8,361	3,109,623
Casey's General Stores, Inc.	2,454	1,213,552
Costco Wholesale Corp.	12,475	11,767,917
Domino's Pizza, Inc.	1,481	678,742
Ferguson Enterprises, Inc.	1,688	390,181
Home Depot, Inc.	26,153	10,638,256
Lululemon Athletica, Inc.†	12,912	2,610,807
Murphy USA, Inc.	1,872	704,808
O'Reilly Automotive, Inc.†	20,131	2,087,182
TJX Cos., Inc.	15,453	2,111,034
Ulta Beauty, Inc.†	3,537	1,742,786
Walmart, Inc.	9,260	898,035
Williams-Sonoma, Inc.	8,373	1,575,715
Wingstop, Inc.	363	119,108
Yum! Brands, Inc.	3,797	558,045
		42,322,430

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors — 18.9%
Applied Materials, Inc.	5,804	$ 933,051
Astera Labs, Inc.†	7,100	1,293,620
Broadcom, Inc.	153,021	45,506,915
KLA Corp.	5,960	5,197,120
Lam Research Corp.	11,710	1,172,756
NVIDIA Corp.	812,437	141,510,277
QUALCOMM, Inc.	13,598	2,185,607
		197,799,346
Software — 19.5%
Adobe, Inc.†	17,935	6,397,414
Appfolio, Inc., Class A†	2,220	615,784
AppLovin Corp., Class A†	18,044	8,635,678
Atlassian Corp., Class A†	4,117	731,920
Autodesk, Inc.†	5,115	1,609,690
Bentley Systems, Inc., Class B	5,951	331,173
Broadridge Financial Solutions, Inc.	1,972	504,083
Cadence Design Systems, Inc.†	3,661	1,282,924
Cloudflare, Inc., Class A†	1,164	242,938
DocuSign, Inc.†	26,968	2,067,367
DoubleVerify Holdings, Inc.†	53,244	866,280
Doximity, Inc., Class A†	17,120	1,163,133
Dropbox, Inc., Class A†	73,731	2,142,623
Duolingo, Inc.†	588	175,142
Dynatrace, Inc.†	47,710	2,414,126
Fair Isaac Corp.†	1,170	1,780,319
Fiserv, Inc.†	11,864	1,639,367
HubSpot, Inc.†	1,056	510,228
Intuit, Inc.	10,561	7,044,187
Manhattan Associates, Inc.†	2,299	495,297
Microsoft Corp.	245,391	124,337,166
Nutanix, Inc., Class A†	12,923	868,555
Oracle Corp.	34,771	7,862,766
Palantir Technologies, Inc., Class A†	64,234	10,066,110
Paychex, Inc.	15,530	2,165,736
Paycom Software, Inc.	5,253	1,193,219
Pegasystems, Inc.	39,592	2,146,282
Procore Technologies, Inc.†	1,706	118,584
RingCentral, Inc., Class A†	55,235	1,685,220
ROBLOX Corp., Class A†	9,058	1,128,536
Salesforce, Inc.	10,658	2,731,112
Samsara, Inc., Class A†	7,298	263,750
ServiceNow, Inc.†	2,165	1,986,301
Strategy, Inc., Class A†	792	264,853
Synopsys, Inc.†	3,878	2,340,451
Teradata Corp.†	45,531	955,240
Twilio, Inc., Class A†	11,621	1,227,294
Tyler Technologies, Inc.†	1,125	633,240
Unity Software, Inc.†	7,544	297,309
Veeva Systems, Inc., Class A†	3,967	1,067,916
Workday, Inc., Class A†	2,646	610,750
		204,600,063
Security Description	Shares or Principal Amount	Value

Telecommunications — 0.8%
Arista Networks, Inc.†	40,122	$ 5,478,659
Motorola Solutions, Inc.	1,479	698,768
Ubiquiti, Inc.#	3,869	2,043,335
		8,220,762
Total Common Stocks (cost $619,371,823)		1,034,606,114
UNAFFILIATED INVESTMENT COMPANIES — 0.9%
iShares Russell 1000 Growth ETF (cost $9,181,826)	20,531	9,148,408
Total Long-Term Investment Securities (cost $628,553,649)		1,043,754,522
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23%(1)	180	181
State Street Navigator Securities Lending Government Money Market Portfolio 4.31%(1)(2)	2,829,124	2,829,124
Total Short-Term Investments (cost $2,829,305)		2,829,305
TOTAL INVESTMENTS (cost $631,382,954)	99.8%	1,046,583,827
Other assets less liabilities	0.2	2,306,644
NET ASSETS	100.0%	$1,048,890,471
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of August 31, 2025.
(2)	At August 31, 2025, the Fund had loaned securities with a total value of $4,071,704. This was secured by collateral of $2,829,124, which was received in cash and subsequently invested in short-term investments currently valued at $2,829,124 as reported in the Portfolio of Investments. Additional collateral of $1,352,717 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2025
Federal Farm Credit Bank	0.55%	09/16/2025	$3,975
Federal Home Loan Bank	0.55% to 1.10%	01/20/2026 to 10/13/2026	45,721
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	3,969
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	21,754
United States Treasury Notes/Bonds	0.00% to 5.00%	09/30/2025 to 08/15/2055	1,277,298
ETF—Exchange Traded Fund

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,034,606,114	$—	$—	$1,034,606,114
Unaffiliated Investment Companies	9,148,408	—	—	9,148,408
Short-Term Investments	2,829,305	—	—	2,829,305
Total Investments at Value	$1,046,583,827	$—	$—	$1,046,583,827
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.7%
Advertising — 0.8%
Omnicom Group, Inc.	46,046	$ 3,606,783
Aerospace/Defense — 2.4%
Curtiss-Wright Corp.	3,767	1,801,191
General Dynamics Corp.	19,747	6,409,284
RTX Corp.	3,154	500,224
TransDigm Group, Inc.	1,849	2,586,529
		11,297,228
Agriculture — 2.2%
Altria Group, Inc.	27,783	1,867,296
Philip Morris International, Inc.	50,864	8,500,900
		10,368,196
Apparel — 0.9%
Tapestry, Inc.	42,263	4,303,219
Auto Manufacturers — 0.6%
Cummins, Inc.	2,266	902,865
General Motors Co.	35,418	2,075,141
		2,978,006
Auto Parts & Equipment — 1.3%
Allison Transmission Holdings, Inc.	29,499	2,575,557
Aptiv PLC†	17,698	1,407,522
BorgWarner, Inc.	48,551	2,076,041
		6,059,120
Banks — 8.4%
Bank of America Corp.	89,461	4,539,251
Bank of New York Mellon Corp.	60,973	6,438,749
Citigroup, Inc.	7,197	695,014
East West Bancorp, Inc.	21,031	2,211,199
JPMorgan Chase & Co.	60,042	18,097,860
Northern Trust Corp.	16,627	2,182,792
State Street Corp.	39,740	4,568,908
Wells Fargo & Co.	12,521	1,028,976
		39,762,749
Beverages — 1.1%
PepsiCo, Inc.	35,009	5,204,088
Biotechnology — 4.7%
Amgen, Inc.	18,299	5,264,805
Exelixis, Inc.†	61,682	2,308,140
Gilead Sciences, Inc.	54,813	6,192,225
Incyte Corp.†	48,025	4,063,395
Moderna, Inc.†	38,350	923,852
United Therapeutics Corp.†	10,764	3,280,437
		22,032,854
Chemicals — 1.9%
LyondellBasell Industries NV, Class A	10,756	606,101
Mosaic Co.	26,715	892,281
PPG Industries, Inc.	42,136	4,686,787
RPM International, Inc.	20,893	2,618,102
		8,803,271
Commercial Services — 1.6%
S&P Global, Inc.	13,870	7,606,863
Computers — 7.1%
Accenture PLC, Class A	13,774	3,580,827
Amdocs, Ltd.	23,269	1,991,128
CACI International, Inc., Class A†	2,428	1,164,760
Security Description	Shares or Principal Amount	Value

Computers (continued)
Cognizant Technology Solutions Corp., Class A	58,651	$ 4,237,535
Crane NXT Co.#	20,309	1,213,057
Dell Technologies, Inc., Class C	29,643	3,620,892
Hewlett Packard Enterprise Co.	172,682	3,897,433
HP, Inc.	82,870	2,365,110
International Business Machines Corp.	21,806	5,309,543
Leidos Holdings, Inc.	27,032	4,890,629
Science Applications International Corp.	11,004	1,295,171
		33,566,085
Cosmetics/Personal Care — 0.3%
Procter & Gamble Co.	10,146	1,593,328
Diversified Financial Services — 6.3%
American Express Co.	9,273	3,071,959
Blackrock, Inc.	1,512	1,704,236
CME Group, Inc.	3,345	891,476
Coinbase Global, Inc., Class A†	2,363	719,628
Janus Henderson Group PLC	106,902	4,737,897
Synchrony Financial	75,197	5,740,539
T. Rowe Price Group, Inc.	28,249	3,040,157
Tradeweb Markets, Inc., Class A	6,208	765,819
Virtu Financial, Inc., Class A	104,043	4,361,482
Western Union Co.#	550,549	4,773,260
		29,806,453
Electric — 0.6%
Constellation Energy Corp.	9,076	2,795,226
Electrical Components & Equipment — 3.0%
Acuity, Inc.	13,035	4,255,536
Eaton Corp. PLC	19,371	6,763,191
Emerson Electric Co.	23,970	3,164,040
		14,182,767
Electronics — 1.9%
Arrow Electronics, Inc.†	3,585	452,893
Garmin, Ltd.	12,888	3,116,576
Honeywell International, Inc.	11,239	2,466,961
Hubbell, Inc.	1,795	773,627
TD SYNNEX Corp.	13,307	1,970,367
		8,780,424
Engineering & Construction — 1.4%
EMCOR Group, Inc.	9,075	5,626,500
TopBuild Corp.†	2,888	1,215,155
		6,841,655
Food — 1.5%
Campbell's Co.	39,109	1,248,750
Albertsons Cos., Inc., Class A	86,642	1,686,053
Flowers Foods, Inc.	115,461	1,736,534
Hormel Foods Corp.	17,307	440,290
Pilgrim's Pride Corp.	45,385	2,017,363
		7,128,990
Gas — 0.8%
National Fuel Gas Co.	41,063	3,561,805
Hand/Machine Tools — 0.9%
Snap-on, Inc.	13,337	4,337,726
Healthcare-Products — 3.7%
Boston Scientific Corp.†	32,706	3,450,483
Medtronic PLC	39,726	3,686,970

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
ResMed, Inc.	18,678	$ 5,127,298
Stryker Corp.	13,048	5,107,118
		17,371,869
Healthcare-Services — 1.0%
Elevance Health, Inc.	3,411	1,086,915
UnitedHealth Group, Inc.	3,341	1,035,276
Universal Health Services, Inc., Class B	13,821	2,509,617
		4,631,808
Home Furnishings — 0.4%
SharkNinja, Inc.†	14,199	1,660,715
Household Products/Wares — 0.1%
Kimberly-Clark Corp.	5,276	681,343
Insurance — 9.5%
Aflac, Inc.	8,023	857,338
Aon PLC, Class A	5,308	1,948,036
Arthur J. Gallagher & Co.	3,199	968,497
Berkshire Hathaway, Inc., Class B†	39,772	20,004,520
Brighthouse Financial, Inc.†	23,368	1,104,372
Brown & Brown, Inc.	38,001	3,684,197
Globe Life, Inc.	35,483	4,965,846
MGIC Investment Corp.	168,735	4,695,895
Progressive Corp.	26,451	6,534,984
		44,763,685
Internet — 5.9%
Alphabet, Inc., Class A	47,521	10,117,696
Alphabet, Inc., Class C	19,397	4,141,841
Amazon.com, Inc.†	32,587	7,462,423
F5, Inc.†	5,611	1,757,029
IAC, Inc.†	12,154	445,080
Meta Platforms, Inc., Class A	5,522	4,079,101
		28,003,170
Machinery-Diversified — 0.4%
Westinghouse Air Brake Technologies Corp.	8,600	1,664,100
Media — 3.7%
Comcast Corp., Class A	190,180	6,460,415
Fox Corp., Class A	76,750	4,581,975
Walt Disney Co.	53,153	6,292,252
		17,334,642
Mining — 0.9%
Newmont Corp.	57,361	4,267,658
Oil & Gas — 3.2%
APA Corp.	193,048	4,482,574
Expand Energy Corp.	20,605	1,994,152
Exxon Mobil Corp.	29,658	3,389,613
Matador Resources Co.	10,538	530,694
Ovintiv, Inc.	115,114	4,848,602
		15,245,635
Packaging & Containers — 1.4%
AptarGroup, Inc.	14,763	2,056,043
Packaging Corp. of America	19,919	4,341,545
		6,397,588
Pharmaceuticals — 5.5%
BellRing Brands, Inc.†	30,142	1,237,329
Cardinal Health, Inc.	8,729	1,298,701
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Johnson & Johnson	69,572	$ 12,326,071
McKesson Corp.	4,292	2,947,059
Merck & Co., Inc.	99,181	8,343,106
		26,152,266
Pipelines — 1.0%
ONEOK, Inc.	64,250	4,907,415
REITS — 5.1%
Agree Realty Corp.	62,904	4,575,637
Brixmor Property Group, Inc.	100,425	2,810,896
Kimco Realty Corp.	133,342	2,998,862
Mid-America Apartment Communities, Inc.	23,276	3,394,106
Omega Healthcare Investors, Inc.	13,499	574,652
Realty Income Corp.	87,461	5,139,208
STAG Industrial, Inc.	129,102	4,757,409
		24,250,770
Retail — 3.0%
Genuine Parts Co.	13,692	1,907,706
Macy's, Inc.#	52,492	694,469
McDonald's Corp.	12,027	3,770,946
Walmart, Inc.	80,067	7,764,898
		14,138,019
Semiconductors — 1.5%
Marvell Technology, Inc.	50,001	3,143,313
Micron Technology, Inc.	32,957	3,922,212
		7,065,525
Software — 1.5%
Concentrix Corp.#	37,829	1,995,858
Roper Technologies, Inc.	9,865	5,192,048
		7,187,906
Telecommunications — 1.3%
Cisco Systems, Inc.	89,513	6,184,453
Transportation — 0.9%
C.H. Robinson Worldwide, Inc.	34,847	4,484,809
Total Long-Term Investment Securities (cost $394,485,563)		471,010,212

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 08/29/2025, to be repurchased 09/02/2025 in the amount of $2,224,961 and collateralized by $2,262,200 of United States Treasury Notes, bearing interest at 3.75% due 08/15/2027 and having an approximate value of $2,269,160 (cost $2,224,625)	$2,224,625	$ 2,224,625
TOTAL INVESTMENTS (cost $396,710,188)	100.2%	473,234,837
Other assets less liabilities	(0.2)	(909,751)
NET ASSETS	100.0%	$472,325,086
†	Non-income producing security
#	The security or a portion thereof is out on loan.
At August 31, 2025, the Fund had loaned securities with a total value of $3,399,097. This was secured by collateral of $3,444,124 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2025
Federal Farm Credit Bank	0.55%	09/16/2025	$4,321
Federal Home Loan Bank	0.55% to 1.10%	01/20/2026 to 10/13/2026	49,696
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	4,314
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	23,645
United States Treasury Bills	0.00%	10/30/2025 to 12/26/2025	231,143
United States Treasury Notes/Bonds	0.00% to 5.00%	09/30/2025 to 08/15/2055	3,131,005
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$471,010,212	$—	$—	$471,010,212
Repurchase Agreements	—	2,224,625	—	2,224,625
Total Investments at Value	$471,010,212	$2,224,625	$—	$473,234,837
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Advertising — 0.0%
Trade Desk, Inc., Class A†	4,764	$ 260,400
Aerospace/Defense — 0.6%
Howmet Aerospace, Inc.	19,031	3,313,297
Airlines — 1.0%
Delta Air Lines, Inc.	53,419	3,300,226
United Airlines Holdings, Inc.†	21,425	2,249,625
		5,549,851
Apparel — 0.1%
Deckers Outdoor Corp.†	4,929	589,656
Auto Parts & Equipment — 0.0%
Aptiv PLC†	144	11,452
Banks — 0.4%
Bank of New York Mellon Corp.	16,600	1,752,960
PNC Financial Services Group, Inc.	2,431	504,287
US Bancorp	6,434	314,172
		2,571,419
Beverages — 1.2%
Keurig Dr Pepper, Inc.	100,727	2,930,148
Monster Beverage Corp.†	66,389	4,143,338
		7,073,486
Biotechnology — 1.4%
Biogen, Inc.†	1,379	182,332
Incyte Corp.†	8,898	752,860
Regeneron Pharmaceuticals, Inc.	4,459	2,589,341
Vertex Pharmaceuticals, Inc.†	11,366	4,444,333
		7,968,866
Building Materials — 0.2%
Trane Technologies PLC	2,215	920,554
Chemicals — 2.5%
Air Products & Chemicals, Inc.	5,755	1,692,603
Ecolab, Inc.	6,104	1,691,052
Linde PLC	17,356	8,301,201
Sherwin-Williams Co.	6,250	2,286,438
		13,971,294
Commercial Services — 4.2%
Automatic Data Processing, Inc.	21,497	6,536,163
Block, Inc.†	5,911	470,752
Cintas Corp.	20,546	4,315,276
Moody's Corp.	5,230	2,666,045
PayPal Holdings, Inc.†	20,336	1,427,384
S&P Global, Inc.	15,165	8,317,093
		23,732,713
Computers — 6.5%
Accenture PLC, Class A	21,206	5,512,924
Cognizant Technology Solutions Corp., Class A	17,808	1,286,628
Dell Technologies, Inc., Class C	25,030	3,057,414
Fortinet, Inc.†	36,709	2,891,568
Hewlett Packard Enterprise Co.	179,323	4,047,320
HP, Inc.	192,153	5,484,047
NetApp, Inc.	50,116	5,652,584
Seagate Technology Holdings PLC	23,045	3,857,733
Super Micro Computer, Inc.#†	10,877	451,830
Western Digital Corp.	56,733	4,557,929
		36,799,977
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care — 0.3%
Kenvue, Inc.	80,501	$ 1,667,176
Distribution/Wholesale — 0.3%
Copart, Inc.†	29,676	1,448,486
Diversified Financial Services — 9.3%
American Express Co.	20,387	6,753,805
Ameriprise Financial, Inc.	1,984	1,021,383
Blackrock, Inc.	7,096	7,998,186
Charles Schwab Corp.	38,791	3,717,730
CME Group, Inc.	13,533	3,606,680
Coinbase Global, Inc., Class A†	2,382	725,414
Interactive Brokers Group, Inc., Class A	4,518	281,200
Intercontinental Exchange, Inc.	23,469	4,144,625
Mastercard, Inc., Class A	19,265	11,468,262
Nasdaq, Inc.	3,056	289,525
Visa, Inc., Class A	36,079	12,691,871
		52,698,681
Electric — 3.0%
Consolidated Edison, Inc.	28,656	2,814,879
Eversource Energy	28,826	1,846,882
Exelon Corp.	103,925	4,539,444
FirstEnergy Corp.	42,058	1,834,570
PPL Corp.#	125,930	4,592,667
WEC Energy Group, Inc.	12,827	1,366,204
		16,994,646
Electrical Components & Equipment — 0.9%
Eaton Corp. PLC	12,078	4,216,913
Emerson Electric Co.	5,887	777,084
		4,993,997
Electronics — 0.9%
Amphenol Corp., Class A	45,068	4,906,102
TE Connectivity PLC	1,306	269,689
		5,175,791
Entertainment — 0.2%
Live Nation Entertainment, Inc.†	6,015	1,001,437
Environmental Control — 1.3%
Republic Services, Inc.	13,480	3,153,916
Waste Management, Inc.	18,468	4,180,970
		7,334,886
Food — 0.7%
General Mills, Inc.	24,396	1,203,455
Kellanova	8,190	651,105
Kraft Heinz Co.	56,211	1,572,222
McCormick & Co., Inc.	4,661	327,994
Sysco Corp.	1,513	121,751
		3,876,527
Forest Products & Paper — 0.0%
International Paper Co.	5,781	287,200
Healthcare-Products — 3.6%
Danaher Corp.	9,319	1,918,037
Edwards Lifesciences Corp.†	16,291	1,325,110
GE HealthCare Technologies, Inc.	13,103	966,084
IDEXX Laboratories, Inc.†	2,507	1,622,255
Insulet Corp.†	494	167,901
ResMed, Inc.	6,644	1,823,844
STERIS PLC	1,639	401,653
Stryker Corp.	19,630	7,683,378

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Thermo Fisher Scientific, Inc.	8,686	$ 4,279,766
Zimmer Biomet Holdings, Inc.	482	51,140
		20,239,168
Healthcare-Services — 0.8%
Elevance Health, Inc.	7,424	2,365,658
HCA Healthcare, Inc.	4,764	1,924,465
Humana, Inc.	1,776	539,300
		4,829,423
Household Products/Wares — 0.9%
Church & Dwight Co., Inc.	20,212	1,882,950
Kimberly-Clark Corp.	26,864	3,469,217
		5,352,167
Insurance — 2.5%
Aflac, Inc.	4,092	437,271
Aon PLC, Class A	2,575	945,025
Arthur J. Gallagher & Co.	7,637	2,312,102
Brown & Brown, Inc.	461	44,694
Chubb, Ltd.	9,998	2,750,150
Marsh & McLennan Cos., Inc.	13,777	2,835,444
Progressive Corp.	16,796	4,149,620
Travelers Cos., Inc.	3,528	957,887
		14,432,193
Internet — 7.5%
Booking Holdings, Inc.	1,356	7,592,312
DoorDash, Inc., Class A†	15,318	3,756,740
eBay, Inc.	78,462	7,109,442
Expedia Group, Inc.	5,610	1,205,028
Match Group, Inc.	124,013	4,630,645
Netflix, Inc.†	9,652	11,662,029
Palo Alto Networks, Inc.†	33,387	6,360,891
		42,317,087
Iron/Steel — 0.0%
Nucor Corp.	471	70,052
Lodging — 0.9%
Hilton Worldwide Holdings, Inc.	18,364	5,069,566
Machinery-Construction & Mining — 0.7%
Caterpillar, Inc.	9,794	4,104,078
Machinery-Diversified — 0.4%
Deere & Co.	4,606	2,204,616
Media — 1.8%
Comcast Corp., Class A	124,974	4,245,367
Walt Disney Co.	50,411	5,967,654
		10,213,021
Mining — 0.3%
Newmont Corp.	20,908	1,555,555
Oil & Gas — 1.2%
Diamondback Energy, Inc.	7,529	1,120,014
EOG Resources, Inc.	29,222	3,647,490
EQT Corp.	15,237	789,886
Occidental Petroleum Corp.	4,955	235,907
Texas Pacific Land Corp.	329	307,115
Valero Energy Corp.	4,781	726,760
		6,827,172
Security Description	Shares or Principal Amount	Value

Pharmaceuticals — 1.3%
Dexcom, Inc.†	8,965	$ 675,423
McKesson Corp.	3,500	2,403,240
Zoetis, Inc.	25,760	4,028,864
		7,107,527
Pipelines — 1.6%
Kinder Morgan, Inc.	83,645	2,256,742
ONEOK, Inc.	22,506	1,719,009
Targa Resources Corp.	13,070	2,192,623
Williams Cos., Inc.	53,898	3,119,616
		9,287,990
Private Equity — 0.8%
Blackstone, Inc.	26,545	4,549,813
Real Estate — 0.1%
CBRE Group, Inc., Class A†	2,258	366,067
REITS — 3.6%
American Tower Corp.	11,933	2,432,542
Digital Realty Trust, Inc.	5,085	852,449
Equinix, Inc.	2,986	2,347,563
Prologis, Inc.	33,547	3,816,978
Public Storage	3,596	1,059,346
Realty Income Corp.	40,939	2,405,575
Welltower, Inc.	44,074	7,416,773
		20,331,226
Retail — 5.1%
AutoZone, Inc.†	335	1,406,508
Chipotle Mexican Grill, Inc.†	47,416	1,998,110
Darden Restaurants, Inc.	2,233	462,097
Dollar General Corp.	4,040	439,390
Dollar Tree, Inc.†	2,343	255,785
Home Depot, Inc.	21,974	8,938,364
Lowe's Cos., Inc.	16,994	4,385,472
Lululemon Athletica, Inc.†	3,582	724,281
O'Reilly Automotive, Inc.†	27,300	2,830,464
Ross Stores, Inc.	4,521	665,310
TJX Cos., Inc.	45,317	6,190,755
Yum! Brands, Inc.	4,936	725,444
		29,021,980
Semiconductors — 16.4%
Advanced Micro Devices, Inc.†	28,634	4,656,747
Analog Devices, Inc.	14,941	3,754,823
Applied Materials, Inc.	17,159	2,758,481
Broadcom, Inc.	55,145	16,399,571
Intel Corp.†	50,728	1,235,227
KLA Corp.	3,371	2,939,512
Lam Research Corp.	30,697	3,074,305
Micron Technology, Inc.	12,188	1,450,494
NVIDIA Corp.	289,990	50,510,458
NXP Semiconductors NV	1,318	309,532
QUALCOMM, Inc.	25,757	4,139,923
Texas Instruments, Inc.	8,204	1,661,146
		92,890,219
Software — 11.0%
Adobe, Inc.†	13,590	4,847,553
Autodesk, Inc.†	11,607	3,652,723
Cadence Design Systems, Inc.†	8,533	2,990,219
Datadog, Inc., Class A†	3,431	468,949
Electronic Arts, Inc.	7,566	1,300,974
Fair Isaac Corp.†	751	1,142,752

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Fiserv, Inc.†	8,093	$ 1,118,291
Intuit, Inc.	9,147	6,101,049
Oracle Corp.	37,251	8,423,568
Palantir Technologies, Inc., Class A†	6,200	971,602
Paychex, Inc.	17,518	2,442,973
Roper Technologies, Inc.	6,544	3,444,173
Salesforce, Inc.	29,067	7,448,419
ServiceNow, Inc.†	8,462	7,763,546
Synopsys, Inc.†	6,333	3,822,092
Take-Two Interactive Software, Inc.†	9,807	2,287,679
Tyler Technologies, Inc.†	2,205	1,241,150
Workday, Inc., Class A†	11,585	2,674,050
		62,141,762
Telecommunications — 3.3%
Arista Networks, Inc.†	40,759	5,565,641
Cisco Systems, Inc.	117,364	8,108,679
Corning, Inc.	14,585	977,633
Motorola Solutions, Inc.	2,103	993,583
Verizon Communications, Inc.	71,253	3,151,520
		18,797,056
Transportation — 0.5%
CSX Corp.	15,975	519,347
Old Dominion Freight Line, Inc.	1,549	233,853
Union Pacific Corp.	8,544	1,910,182
		2,663,382
Total Long-Term Investment Securities (cost $364,244,629)		562,612,912
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.6%
Unaffiliated Investment Companies — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23%(1) (cost $3,498,023)	3,498,023	$ 3,498,023
TOTAL INVESTMENTS (cost $367,742,652)	99.9%	566,110,935
Other assets less liabilities	0.1	304,077
NET ASSETS	100.0%	$566,415,012
†	Non-income producing security
#	The security or a portion thereof is out on loan.
At August 31, 2025, the Fund had loaned securities with a total value of $2,472,889. This was secured by collateral of $2,557,693 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2025
Federal Farm Credit Bank	0.55%	09/16/2025	$14,144
Federal Home Loan Bank	0.55% to 1.10%	01/20/2026 to 10/13/2026	162,686
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	14,122
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	77,404
United States Treasury Notes/Bonds	0.00% to 4.75%	10/15/2025 to 08/15/2055	2,289,337
(1)	The rate shown is the 7-day yield as of August 31, 2025.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
11	Long	S&P 500 E-Mini Index	September 2025	$3,573,165	$3,560,013	$(13,152)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$562,612,912	$—	$—	$562,612,912
Short-Term Investments	3,498,023	—	—	3,498,023
Total Investments at Value	$566,110,935	$—	$—	$566,110,935
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$13,152	$—	$—	$13,152
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — August 31, 2025 — (unaudited)

Note 1 — Security Valuation
     In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
    Level 1 — Unadjusted quoted prices in active markets for identical securities
    Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Directors (the “Board”)
    Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
    Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of August 31, 2025, is reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
    As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities are generally categorized as Level 2.
    Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. Typically, these securities are valued assuming orderly transactions of institutional round lot sizes, but a Fund may hold or, from time to time, transact in such securities in smaller, odd lot sizes in which case they may be fair valued in accordance with pricing procedures adopted by the Board.
    Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
    Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
    Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services, which are derived using daily swap curves and models that incorporate market data and discounted cash flows and are generally categorized as

NOTES TO PORTFOLIO OF INVESTMENTS — August 31, 2025 — (unaudited) — (continued)

Level 2. Total return and contracts for difference swap agreements are valued utilizing quotes received daily by independent pricing services, which are derived using models that incorporate market trades and fair value of the underlying reference instrument and are generally categorized as Level 2.  Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
    Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. Because there is no single standard for making fair value determinations, the Funds’ fair determinations may vary from fair value determinations made by other funds for the same securities.
    The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated Variable Annuity Life Insurance Company (“VALIC”) as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all fund investments. VALIC, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
Note 2 — Derivative Instruments
    Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
    Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.
    Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
    Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options,

NOTES TO PORTFOLIO OF INVESTMENTS — August 31, 2025 — (unaudited) — (continued)

making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
    Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Swap Contracts: Certain Funds may enter into contract for difference, credit default, inflation, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Fund and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).
    Contracts for Difference: A contract for difference (“CFD”) is a privately negotiated over-the-counter derivative contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. As an over-the-counter derivative contract, CFDs are not traded on an exchange. A CFD offers exposure to price changes in an underlying security without ownership of such security, typically by providing investors the ability to trade on margin. When entering into a CFD, the Fund attempts to predict either that the price of the underlying security will fall (taking a short position) or that the price of the security will rise (taking a long position). CFDs are subject to illiquidity risk because the liquidity of contracts for difference is based on the liquidity of the underlying instrument. CFDs are also subject to the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Fund to deposit additional sums to maintain proper margin coverage, and this may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss to the Fund. As is the case with owning any financial instrument, there is the risk of loss associated with buying a CFD. For example, if the Fund buys a long CFD and the underlying security is worth less at the end of the contract, the Fund would be required to make a payment to the seller and would suffer a loss.
    CFD contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Fund will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. A Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
    Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Fund owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.
    Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

NOTES TO PORTFOLIO OF INVESTMENTS — August 31, 2025 — (unaudited) — (continued)

    Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
    Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment / performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Fund is the seller of protection, if any, are disclosed on a schedule following each Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Fund for the same referenced entity or entities.
    Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Inflation Swap Agreements:  In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on the same notional amount.  The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount.  If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.
    Inflation swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund's Portfolio of Investments.
    Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Fund will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.
    Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net discounted amount of interest payments that the Fund is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Fund securities transactions.
    Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Risks of Entering into Swap Agreements: Risks to a Fund of entering into swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict  the underlying economic factors influencing the value of the swap, a Fund may suffer a loss.
    Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net

NOTES TO PORTFOLIO OF INVESTMENTS — August 31, 2025 — (unaudited) — (continued)

payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.
    The following table represents the Fund's objectives for using derivative instruments for the period ended August 31, 2025:
	Objectives for Using Derivatives
Fund	Futures Contracts	Forward Foreign Currency Contracts	Options Contracts	Inflation Swap Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Contracts For Difference Swap Contracts
Core Bond	1, 2	-	-	-	-	-	-
Dynamic Allocation	1	-	1	-	-	-	-
Emerging Economies	1	-	-	-	-	-	-
Global Strategy	1, 2	3	-	-	-	4, 5	-
Growth	1	-	-	-	-	-	-
High Yield Bond	-	3	-	-	-	-	-
Inflation Protected	1, 2	3	-	6	2, 5, 6	-	-
International Equities Index	1	-	-	-	-	-	1
International Socially Responsible	1	-	-	-	-	-	1
International Value	-	3	-	-	-	-	-
Mid Cap Index	1	-	-	-	-	-	1
Nasdaq-100® Index	1	-	-	-	-	-	-
Small Cap Growth	-	3	-	-	-	-	-
Small Cap Index	1	-	-	-	-	-	1
Small Cap Value	1	-	-	-	-	-	-
Stock Index	1	-	-	-	-	-	-
U.S. Socially Responsible	1	-	-	-	-	-	-

(1)	To manage exposures in certain securities markets.
(2)	To manage interest rate risk and the duration of the portfolio.
(3)	To manage foreign currency exchange rate risk.
(4)	To manage credit risk.
(5)	To manage against or gain exposure to certain securities and/or sectors.
(6)	To manage inflation risk and the duration of the portfolio.
Note 3 — Transactions with Affiliates
    Transactions in shares of Underlying Funds  and affiliated companies for the period ended August 31, 2025 are shown in the tables below.
Aggressive Allocation Lifestyle Fund^
Security	Income	Capital Gain Distribution Received	Value at May 31, 2025	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at August 31, 2025
VALIC Company I
Core Bond Fund	$—	$—	$153,621,251	$4,363,728	$9,121,461	$506,364	$3,899,895	$153,269,777
Emerging Economies Fund	—	—	—	3,677,120	—	—	109,843	3,786,963
High Yield Bond Fund	—	—	7,220,156	—	—	—	301,272	7,521,428
International Equities Index Fund	—	—	142,594,644	3,780,003	2,506,291	852,086	5,780,865	150,501,307
Small Cap Growth Fund	—	—	17,765,084	—	601,628	100,332	1,769,613	19,033,401
Small Cap Value Fund	—	—	16,041,958	—	696,909	3,033	2,237,283	17,585,365
Stock Index Fund	—	—	237,328,605	—	14,284,189	4,086,701	18,260,774	245,391,891
Systematic Growth Fund	—	—	67,731,592	—	5,468,673	1,224,828	6,519,812	70,007,559
Systematic Value Fund	—	—	64,354,597	—	1,842,823	276,702	4,042,471	66,830,947
	$—	$—	$706,657,887	$11,820,851	$34,521,974	$7,050,046	$42,921,828	$733,928,638

†	Includes reinvestment of distributions paid.
^	Prior to September 29, 2025, the Fund was known as Aggressive Growth Lifestyle Fund.
Conservative Allocation Lifestyle Fund^
Security	Income	Capital Gain Distribution Received	Value at May 31, 2025	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at August 31, 2025
VALIC Company I
Core Bond Fund	$—	$—	$172,402,374	$1,757,774	$5,625,005	$(1,115,791)	$6,039,758	$173,459,110

NOTES TO PORTFOLIO OF INVESTMENTS — August 31, 2025 — (unaudited) — (continued)

Conservative Allocation Lifestyle Fund^ — (continued)
Security	Income	Capital Gain Distribution Received	Value at May 31, 2025	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at August 31, 2025
Emerging Economies Fund	$—	$—	$—	$1,415,411	$—	$—	$42,281	$1,457,692
High Yield Bond Fund	—	—	2,870,338	—	—	—	119,770	2,990,108
International Equities Index Fund	—	—	27,962,238	198,017	1,138,099	377,161	896,607	28,295,924
Small Cap Growth Fund	—	—	2,830,888	—	214,574	44,956	247,376	2,908,646
Small Cap Value Fund	—	—	2,757,979	—	198,738	10,032	368,124	2,937,397
Stock Index Fund	—	—	43,403,344	—	2,872,707	857,727	3,175,774	44,564,138
Systematic Growth Fund	—	—	13,292,174	—	1,877,432	426,082	1,084,701	12,925,525
Systematic Value Fund	—	—	11,914,355	—	1,080,134	216,535	577,608	11,628,364
	$—	$—	$277,433,690	$3,371,202	$13,006,689	$816,702	$12,551,999	$281,166,904

†	Includes reinvestment of distributions paid.
^	Prior to September 29, 2025, the Fund was known as Conservative Growth Lifestyle Fund.
Dynamic Allocation Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2025	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at August 31, 2025
VALIC Company I
Capital Appreciation Fund	$—	$—	$5,967,478	$164,390	$618,578	$105,928	$455,262	$6,074,480
Core Bond Fund	—	—	16,548,595	891,662	1,401,435	(250,922)	722,240	16,510,140
Dividend Value Fund	—	—	8,308,626	236,782	674,924	45,499	566,923	8,482,905
Emerging Economies Fund	—	—	302,075	9,048	25,793	5,611	22,692	313,633
Global Real Estate Fund	—	—	1,435,824	45,244	128,966	(8,053)	44,246	1,388,295
Government Securities Fund	—	—	5,022,076	368,914	481,475	(77,254)	195,144	5,027,405
Growth Fund	—	—	4,974,250	129,702	519,704	119,961	378,092	5,082,302
High Yield Bond Fund	—	—	933,219	30,163	85,978	(10,103)	48,056	915,357
Inflation Protected Fund	—	—	1,439,263	48,261	137,564	(60,112)	94,193	1,384,041
International Equities Index Fund	—	—	2,323,125	64,851	184,852	52,212	49,832	2,305,168
International Government Bond Fund	—	—	404,879	15,082	42,989	(7,317)	18,339	387,994
International Growth Fund	—	—	2,320,384	63,343	180,553	(74,437)	55,086	2,183,823
International Opportunities Fund	—	—	356,724	9,049	25,793	(10,329)	31,564	361,215
International Socially Responsible Fund	—	—	1,798,421	49,769	141,863	2,401	74,915	1,783,643
International Value Fund	—	—	3,530,108	88,982	253,634	14,399	240,328	3,620,183
Large Capital Growth Fund	—	—	4,470,716	129,702	369,704	(29,182)	353,560	4,555,092
Mid Cap Index Fund	—	—	1,282,397	37,704	107,472	(26,980)	136,714	1,322,364
Mid Cap Strategic Growth Fund	—	—	1,655,450	42,229	120,369	(18,027)	164,779	1,724,062
Mid Cap Value Fund	—	—	1,415,232	34,688	98,874	(24,869)	151,929	1,478,106
Small Cap Growth Fund	—	—	907,317	25,639	73,081	11,552	83,530	954,957
Small Cap Index Fund	—	—	497,584	15,082	42,988	(9,458)	81,225	541,444
Small Cap Special Values Fund	—	—	627,265	16,590	47,288	(15,350)	76,717	657,934
Small Cap Value Fund	—	—	212,800	4,525	12,897	(4,238)	34,256	234,446
Stock Index Fund	—	—	14,038,828	392,123	1,267,709	160,428	1,154,858	14,478,528
Systematic Core Fund	—	—	7,873,101	220,192	627,636	136,182	573,134	8,174,973
Systematic Growth Fund	—	—	3,688,445	96,523	425,128	23,539	395,814	3,779,193
Systematic Value Fund	—	—	8,380,920	238,290	679,223	85,539	469,078	8,494,604
U.S. Socially Responsible Fund	—	—	5,352,369	147,800	421,290	(2,375)	388,574	5,465,078
	$—	$—	$106,067,471	$3,616,329	$9,197,760	$134,245	$7,061,080	$107,681,365

†	Includes reinvestment of distributions paid.
Moderate Allocation Lifestyle Fund^
Security	Income	Capital Gain Distribution Received	Value at May 31, 2025	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at August 31, 2025
VALIC Company I
Core Bond Fund	$—	$—	$414,191,229	$10,233,676	$18,766,824	$(1,432,181)	$13,306,948	$417,532,848
Emerging Economies Fund	—	—	—	5,073,656	—	—	151,560	5,225,216
High Yield Bond Fund	—	—	10,205,600	—	—	—	425,845	10,631,445
International Equities Index Fund	—	—	149,347,279	1,937,767	1,131,701	379,227	6,483,209	157,015,781
Small Cap Growth Fund	—	—	17,637,541	—	1,113,629	265,501	1,566,461	18,355,874

NOTES TO PORTFOLIO OF INVESTMENTS — August 31, 2025 — (unaudited) — (continued)

Moderate Allocation Lifestyle Fund^ — (continued)
Security	Income	Capital Gain Distribution Received	Value at May 31, 2025	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at August 31, 2025
Small Cap Value Fund	$—	$—	$17,154,726	$—	$938,964	$93,161	$2,285,361	$18,594,284
Stock Index Fund	—	—	244,173,565	—	15,900,732	4,453,931	18,373,119	251,099,883
Systematic Growth Fund	—	—	69,717,946	—	5,199,826	1,142,425	6,810,863	72,471,408
Systematic Value Fund	—	—	64,879,953	—	1,250,710	11,226	4,342,177	67,982,646
	$—	$—	$987,307,839	$17,245,099	$44,302,386	$4,913,290	$53,745,543	$1,018,909,385

†	Includes reinvestment of distributions paid.
^	Prior to September 29, 2025, the Fund was known as Moderate Growth Lifestyle Fund.
    Additional information is available in the VALIC Company I's Annual and Semiannual financial statements which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.